Exhibit 99.5 Schedule 2

Loan Information																			Loan Details																																																												General Comments				Missing Documents	Tape Discrepancies	Grading and Exceptions					ComplianceEase								Current Value Information				Credit History											Updated Credit Report Information
Redacted ID	Loan #1	Loan #2	Loan #3	Loan #4	Project Name	Pool	Borrower Last Name	Borrower First Name	Co-Borrower Last Name	Co-Borrower First Name	Address	City	State	Zip	Mailing Address	Mailing City	Mailing State	Mailing Zip	Original Lender	Loan Modified	Property Owner Same As Borrower	Chain of Assignment Complete	Current Lien Position	Judgment	Delinquent Tax	Total Tax	Last Payment	Foreclosure Case	Contested	Foreclosure Delay	Bankruptcy Chapter	Bankruptcy Case #	BK Cramdown	BK Reaffirmation	Original Loan Amount	I/O Interest Payment	Payment Amount per Note	Original Rate	Original Term	Amortized Term	Settlement Date	Disbursement Date	Cash Out Amount	Loan Type	Amortization Type	I/O Period	Loan Purpose	Original LTV	Original CLTV	ComplianceEase Doc Type	Mortgage Insurance Cert in File	MI Company	MI Cert #	MI Coverage Percentage	Borrower Monthly Income	Co-Borrower Monthly Income	Contract Sales Price	Property Type	Original Appraisal Date	Appraised Value	Occupancy (stated on 1003)	Flood Cert in File?	Life of Loan Flood Cert?	Property in a Flood Zone?	Borrower Original FICO	Co-Borrower Original FICO	DTI	Lien Position at Origination	Title Evidence	Senior Lien Amount	Junior Lien Amount	Date of Last MOD	Principal Balance Stated in MOD	Deferred Balance (Mod)	MOD Original Rate	MOD Original P&I	MOD First Payment Date	Reason for MOD	Title	Payment	Servicing	Mod Comments	Missing Documents	Tape Discrepancies	Guideline Grade (Non-ComplianceEase)	Grade 4 Exceptions (Reject / Non-curable)	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Grade 1 Exceptions (Notices / Informational)	Overall Risk Indicator	HOEPA	TILA	RESPA	State and Local Predatory	State Regs	Exceptions	TRID Tolerance	Additional Valuation #1	Additional Valuation #2	Unrepaired Property Damage	Property Damage Amount $	Mortgage Rental History	2nd Home/Subject Investment Property	Consumer Debt	Charge Offs	Collections	Liens	Judgments	Bankruptcy (Pre-Origination)	Bankruptcy Chapter	Bankruptcy Discharge Date	Mos Credit Reestablished	Mortgage Rental History	2nd Home/Subject Investment Property	Consumer Debt	Charge Offs	Collections	Liens	Judgments	Total Payments Revolving Debt	Total Payments Installment Debt	Borrower Updated FICO	Co-Borrower Updated FICO
9EY629KE7M3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	43.685%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 in the amount of xx in favor of xx for xx which was recorded on xx/xx/2022.
No active liens and judgments have been found.
Annual county taxes for 2023 have been due in the amount of xx.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The monthly P&I is xx and the interest rate is 5.875%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The next due date is xx/xx/2023. The current UPB is xx.
The loan has not been modified since origination.
As per the collection comment dated xx/xx/2022, the subject property is owner-occupied.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
No damages have been found.
As per the loan application, the borrower has been working at xx as a xx for 2 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 43.685% Tape Value: 43.690% |---| -0.005% |----| -0.00500% Comment: Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 0000000000000   Tape Value: 0000000000000NNNNNNNNNNN   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Homeowner's Counseling disclosure is missing. (Lvl 3) "Homeownership counseling disclosure is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 43.68%. The tape shows the PITI ratio incorrectly calculated, which may push DTI to 52.82%. Further details were not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active.

Downgraded to LVL2 based on PH."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on xx/xx/2022 and the SOL is 1 year."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflects Loan Origination fee at xx. However, CD dated xx/xx/2022 reflects Loan Origination fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2022 and the SOL is 1 year."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.685%, as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by AUS/DU (xx) and its recommendation is "xx" with a DTI of 43.69%."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
AN1WMSLJRYH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	xx	Unavailable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	40.905%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 in the amount of xx with xx.
The chain of assignments is completed. The loan is currently assigned with xx.
There are multiple civil judgments open against the borrower in the total amount of xx with multiple plaintiffs, which were recorded on xx/xx/2018, xx/xx/2019 & xx/xx/2021 respectively.
First installment of county taxes for 2022 has been paid off in the amount of xx on xx/xx/2023.
Second installment of county taxes for 2022 is due on xx/xx/2023 in the amount of xx.
As per updated title report, no prior year taxes are delinquent.	As per the review of the updated payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date of payment is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which applied for xx/xx/2023. The current P&I is xx with an interest rate of 5.000%. The UPB as of the date mentioned in the updated payment history is xx	Collections Comments:The loan is performing.
As per the review of the updated payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date of payment is xx/xx/2023. The UPB as of the date mentioned in the updated payment history is xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the final loan application, the borrower has been working at xx as a xx for 15 years.
The subject property occupancy is not available. Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock Mortgage Insurance	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows the appraisal did not meet guidelines. The review of the appraisal report shows that the comps selected are dissimilar in terms of quality of construction, age, bedroom and bathroom counts, GLA, basement and finished rooms below grade, and other amenities. Also, the sales price of the comps selected does not bracket the subject property. Comp #2, with a sales price of xxK, is closest to the subject property, valued at xxK. A XXXX search shows the estimated value at xxK. Current UPB is xxK. Elevated for client review."	* Closing_Disclosure violations (Lvl 3) "Final CD is electronically signed. However, e-consent disclosure is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Home loan toolkit is missing from the loan documents.

Settlement services provider list is missing from loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TRID total of payment disclosed on final CD as xx. Calculated total of payments is xx for an under disclosed amount of -xx.
Subject loan is purchase case, originated on xx/xx/2022 and the SOL is 1 year."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated xx/xx/2022 delivered on xx/xx/2022 which is more than 3 business days from initial application date xx/xx/2022. Subject loan is purchase case, originated on xx/xx/2022 and the SOL is 1 year."		Moderate	Pass	Fail	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
9C5H5PF75P1	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	Virginia	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$320.33	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.435%	132	xx/xx/2022	xx/xx/2022	Commercial	Fixed	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	1. xx
According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx, a XXXX.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
There is one prior UCC statement against the borrower in favor of "xx", which was recorded on xx/xx/2022. The amount of the lien is not mentioned on the supporting document.
The first and second installments of combined taxes for 2023 are due in the total amount of xx.
No prior year’s delinquent taxes have been found.

2. xx
According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx, a XXXX.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
There is one prior UCC statement against the borrower in favor of "xx", which was recorded on xx/xx/2022. The amount of the lien is not mentioned on the supporting document.
The first and second installments of county taxes for 2023 have been paid in the total amount of xx.
The third and fourth installments of county taxes for 2023 are due in the total amount of xx.
No prior year’s delinquent taxes have been found.

3. xx
According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx, a XXXX.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
There is one prior UCC statement against the borrower in favor of "xx", which was recorded on xx/xx/2022. The amount of the lien is not mentioned on the supporting document.
The first installment of combined taxes for 2023 has been paid in the amount of xx.
The second installment of combined taxes for 2023 is due in the amount of xx.
No prior year’s delinquent taxes have been found.

4. xx
According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx, a XXXX.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
There is one prior UCC statement against the borrower in favor of "xx", which was recorded on xx/xx/2022. The amount of the lien is not mentioned on the supporting document.
There are four code violations against the subject property for "mechanical and electrical requirements-electrical equipment, general requirements- interior surfaces". However, the amount and recording details of violations are not available.
The first installment of city taxes for 2023/2024 has been paid in the amount of xx.
The second, third and fourth installments of city taxes for 2023/2024 are due in the total amount of xx.
The annual installments of city taxes for 2022 have been delinquent in the total amount of xx, which are good through xx/xx/2023.

5. xx
According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx, a XXXX.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
There is one prior UCC statement against the borrower in favor of "xx", which was recorded on xx/xx/2022. The amount of the lien is not mentioned on the supporting document.
There are four code violations against the subject property for "mechanical and electrical requirements-electrical equipment, general requirements- interior surfaces". However, the amount and recording details of violations are not available.
The first installment of city taxes for 2023/2024 has been paid in the amount of xx.
The second, third and fourth installments of city taxes for 2023/2024 are due in the total amount of xx.
No prior year’s delinquent taxes have been found.

6. xx
According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx, a XXXX.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
There is one prior UCC statement against the borrower in favor of "xx", which was recorded on xx/xx/2022. The amount of the lien is not mentioned on the supporting document.
There are four code violations against the subject property for "mechanical and electrical requirements-electrical equipment, general requirements- interior surfaces". However, the amount and recording details of violations are not available.
The first installment of city taxes for 2023/2024 has been paid in the amount of xx.
The second, third and fourth installments of city taxes for 2023/2024 are due in the total amount of xx.
No prior year’s delinquent taxes have been found.

7. xx
According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx, a XXXX.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
There is one prior UCC statement against the borrower in favor of "xx", which was recorded on xx/xx/2022. The amount of the lien is not mentioned on the supporting document.
The first and second installments of county taxes for 2023 have been paid in the total amount of xx.
The third and fourth installments of county taxes for 2023 are due in the total amount of xx.
No prior year’s delinquent taxes have been found.

8. xx
According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx, a XXXX.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
There is one prior UCC statement against the borrower in favor of "xx", which was recorded on xx/xx/2022. The amount of the lien is not mentioned on the supporting document.
The first and second installments of combined taxes for 2023 are due in the total amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 6.435%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
The borrower is not an individual. Hence, it is unable to confirm the current employment details.
As per the comment dated xx/xx/2023, the reason for default is "other".
1. xx
The appraisal report dated xx/xx/2021 is "as is". The appraisal addendum "xx" shows there are a few small areas of missing siding. The photos also show the same issue. The estimated cost of repair is not available in the appraisal report. CCs do not show damage.
2. xx
The appraisal report dated xx/xx/2021 is "as is". However, the photos attached to the appraisal report show that the subject exterior rear siding needs painting. The estimated cost of repair is not available in the appraisal report. CCs do not show damage.
7. xx
The appraisal report dated xx/xx/2021 is "as is". As per the photos attached to the appraisal report, the exterior side and rear need painting, and the gas meter needs repair. The estimated cost of repair is not available in the appraisal report. CCs do not show damage.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	1-4 Family Rider Appraisal (Incomplete) Balloon Rider Credit Application Initial Escrow Acct Disclosure Prepayment Penalty Rider	Field: Age of Loan Loan Value: 12 Tape Value: 13 |---| -1 |----| -7.69230% Comment: Age of loan is 12. Tape Source: Initial Tape Type:
Field: Borrower #2 First Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Borrower #2 Last Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Number Of Units   Loan Value: 1   Tape Value: 8   Variance: -7   Variance %: -87.50000%   Comment: No. of units is 1.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 69.673%   Tape Value: 69.670%   Variance: 0.003%   Variance %: 0.00300%   Comment: Calculated LTV is 69.673%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000222222221   Tape Value: 11122222222X   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property address is 'XXXX'. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report located at_'xx' is 'xx'. However, it shows the repairs as missing siding. All property appraisals are 120 days prior to consummation. 1004D is missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Balloon Rider Missing (Lvl 2)     "Balloon rider is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Missing required 1-4 family rider (Lvl 2)     "Subject is NOO. However, 1-4 family rider is missing from the loan documents."
																																																																																								* Prepayment Rider Missing (Lvl 2) "Prepayment penalty rider is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
BD4DOZWH48J	xx	xx	xx	xx	xx	Not Applicable	xx	xx	xx	xx	Ohio	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2022	xx/xx/2022	Commercial	Fixed	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 in the amount of xx with the lender, xx which was recorded on xx/xx/2022.
The chain of assignments has not been provided as the subject mortgage is with the original lender, xx.
No active judgments or liens have been found.
The combined taxes for 2022 were paid on xx/xx/2023 in the amount of xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied to the due date of xx/xx/2023. The current P&I is xx, and the rate of interest is 5.75%. The current UPB is xx.

Collections Comments:The loan is current.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
As per the collection comment dated xx/xx/2023, the RFD is excessive obligations.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
Unable to confirm the employment details as borrower is not an individual.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	1-4 Family Rider Credit Application Initial Escrow Acct Disclosure Prepayment Penalty Rider	Field: Age of Loan Loan Value: 14 Tape Value: 15 |---| -1 |----| -6.66666% Comment: Age of loan is 14. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000000000443210 Tape Value: 111111155432 Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	3: Curable	* DSCR is less than 1.00 (Lvl 3) "Net operating income is xx and annual payments (xx) are xx and the debt service cover ratio (xx) is 0.89 which is less than 1."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan was repurchased due to EPD. Further details not provided."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Missing required 1-4 family rider (Lvl 2)     "1-4 family rider is missing from the loan documents."
																																																																																								* Prepayment Rider Missing (Lvl 2) "Prepayment penalty rider is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
44S3RI0KMDC	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.500%	360	xx/xx/2022	xx/xx/2022	Commercial	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx. There is no chain of assignments as the subject mortgage is with the original lender, xx. No active judgments or liens have been found. Annual combined taxes for 2023 are due in the amount of xx.	As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
As per comment dated xx/xx/2023, RFD was excessive obligations.
Unable to confirm the current employment details as the borrower is not an individual.
The post-closing details regarding the bankruptcy have not been found.
As per the comment dated xx/xx/2023, the loss draft check was received in the amount of xx. The type of damage and date of loss were unable to be determined. The details regarding the completion of repairs have not been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	Field: Age of Loan Loan Value: 8 Tape Value: 9 |---| -1 |----| -11.11111% Comment: As per note doc age of loan is 8; however, seller tape shows age of loan is 9. Tape Source: Initial Tape Type:
Field: Borrower #2 First Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: As per note doc borrower #2 first name is not applicable; however, seller tape shows first name is XXXX.   Tape Source: Initial   Tape Type:
Field: Borrower #2 Last Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: As per note doc borrower #2 last name is not applicable; however, seller tape shows last name is XXXX.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: As per appraisal current value is not applicable; however, seller tape shows current value is xx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 000433210 Tape Value: 1544321XXXXX Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable		* Application Missing (Lvl 3) "Final application signed by the borrower is missing from the loan documents." * DSCR is less than 1.00 (Lvl 3) "Net operating income is xx and annual payments are xx. The debt service cover ratio (xx) is 1.00, which is equal to 1.00."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$1,377.60	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
99MCZ8SI0YL	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	xx/xx/2023	xx/xx/2023	Commercial	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2023	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
Tax status is to follow.
No prior year’s delinquent taxes have been found.

As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
Unable to confirm the current employment details as the borrower is not an individual.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	Field: Borrower #2 First Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Borrower #2 Last Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000 Tape Value: 1111XXXXXXXX Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Application Missing (Lvl 3) "Final application is missing from the loan documents."
																																																																																							* DSCR is less than 1.00 (Lvl 3) "Net operating income is xx, annual payments are xx, and their debt service cover ratio (xx) is 0.70, which is less than 1.00."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
KHDYMEVGMGW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.990%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	xx	54.894%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per review of the latest updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 in the amount of xx in the favor of xx. which was recorded on xx/xx/2023 under Instr# xx . The chain of assignment is not found. No active liens or judgments were found against the borrower or subject property. The combined taxes for 2023 have been paid in the total amount of xx on xx/xx/2022 and the combined taxes of 2022 were due in the amount of xx, which were good through xx/xx/2022.
No prior-year delinquent taxes have been found.

According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The current P&I is xx, and the current PITI is xx, with an interest rate of 6.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
The loan is performing. No modification and forbearance details are available in recent collection comments.
No foreclosure activity has been found. No details were found regarding Covid-19 and damage.
As per Pacer, the borrower has not filed bankruptcy.
 As per the final 1003, the borrower has been working at xx as a xx for 168 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 1 Tape Value: 2 |---| -1 |----| -50.00000% Comment: NA Tape Source: Initial Tape Type:
Field: Borrower #2 Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx/xx/2053 Tape Value: xx/xx/2053 Variance: -31 (Days) Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at 54.894%. Tape show there was an income miscalculation and 2022 tax returns were on extension and not filed by closing. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2023 and 3-year SOL is active."				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
1AF1HU1UWE0	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.729%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".

The chain of assignments has not been provided. However, the current assignment is with original lender, "xx".

No active liens and judgments have been found against borrower and property.
The first and second installments of county taxes for 2023/204 are due total in the amount of xx.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
Unable to determine current occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per the final application, the borrower is self-employed. He has been the owner of "xx" for 387 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	Field: Age of Loan Loan Value: 9 Tape Value: 11 |---| -2 |----| -18.18181% Comment: Age of loan 11 in audit 9 Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2023   Variance: -259 (Days)   Variance %:    Comment: Interest paid through date xx/xx/2023 as per note xx/xx/2022.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2022   Variance: -2 (Days)   Variance %:    Comment: Original note doc date xx/xx/2022 In audit xx/xx/2022   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2052 Tape Value: xx/xx/2053 Variance: -31 (Days) Variance %: Comment: Stated maturity date xx/xx/2053 as per note xx/xx/2052 Tape Source: Initial Tape Type:	3: Curable	* Missing proof of hazard insurance (Lvl 3) "Hazard insurance is missing from the loan document."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.729%. The tape shows the loan was repurchased due to a SE income miscalculation. The lender used only 1-year tax returns to qualify; however, the recalculated income using two-year tax returns pushes the DTI to 65.30%. Lender defect. The subject loan was originated on xx/xx/2022, and the 3-year SOL is active.

																																																																																								xx/xx/2026: SOL expired. Downgraded to LVL 2."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
Q06O1XCVXBX	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	50.380%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 in the amount of xx with the lender, xx which was recorded on xx/xx/2022.
The chain of assignments has not been provided as the subject mortgage is with the original lender, xx.
There is a UCC lien and amount is not mentioned in updated title report which was filed by the plaintiff "xx" and recorded on xx/xx/2022.
The county taxes for the year 2022-23 are paid.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is xx, and the interest rate is 5.625%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower has been self employed for 5 years and has 25% ownership in XXXXs XXXX.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 12 Tape Value: 13 |---| -1 |----| -7.69230% Comment: NA Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2022   Variance: -1 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2052 Tape Value: xx/xx/2052 Variance: -30 (Days) Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on xx/xx/2022 and the loan closed on xx/xx/2022. No lock extension found."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 50.380%. The tape shows the loan was repurchased due to an income miscalculation, and the recalculated income pushes the revised DTI to 91%. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2022, and the 3-year SOL is active.

xx/xx/2026: SOL expired. Downgraded to LVL 2."
* Cash out purchase (Lvl 2)     "The subject loan is a purchase case. However, the final CD date of xx/xx/2022 reflects cash to in the amount of xx."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on xx/xx/2022 and the 1 year SOL is expired.

Downgraded the exception as SOL has been expired. - xx/xx/2024."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Initial loan estimate dated xx/xx/2022 does not reflect lock extension fee. However, final CD dated xx/xx/2022 reflects lock extension fee at xx.
Initial loan estimate dated xx/xx/2022 reflects appraisal fee at xx. However, final CD dated 700.00 reflects appraisal fee at xx.
This is a cumulative increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2022 and the 1 year SOL is expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.380%, the borrower’s income was xx and total expenses are in the amount of xx and the loan was underwritten by LP (xx) and its recommendation is "xx" with a DTI of 50.380%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
R0O96Y25O8F	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	43.436%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 with the lender xx on xx/xx/2023 in the amount of xx.
The chain of assignments has not been provided. The current assignment is with xx.
There is a prior judgment against xx favor of xx recorded on xx/xx/2021 in the amount of xx.
The county taxes for 2023 have been paid in the amount of xx.	As per the latest payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 in the amount of xx for the due date of xx/xx/2023. The next due date is xx/xx/2023. The current unpaid principal balance is xx.	Collections Comments:The loan is performing. As per the latest payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current unpaid principal balance is xx.
The loan has not been modified.
As per the initial 1003, the borrower has been working at xx since xx/xx/2017.
No comment was found stating that the borrower’s income is impacted due to COVID-19. No damages have been found to the subject property. The subject property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	Field: Age of Loan Loan Value: 7 Tape Value: 9 |---| -2 |----| -22.22222% Comment: NA. Tape Source: Initial Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2053 Tape Value: xx/xx/2053 Variance: -28 (Days) Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Application Missing (Lvl 3) "Final application is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "The tape shows the comparables selected are inappropriate and do not support the appraised value. The review of the appraisal report shows that the comparables selected are not similar in terms of proximity to the subject property, lot size, surrounding view, property condition, room count, GLA, basement and finished rooms below grade, and additional amenities. Comp #3, with a sales price of xxK, is closest to the subject property valued at xxK. A XXXX search shows an estimated value of xxK. Current UPB xxK."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
ZFZ68PXE3FV	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	xx	49.334%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of xx in favor of xx for xx.
The chain of the assignments has not been provided. However, the current assignment is with an original lender "xx".
No active liens or judgments were found against the borrower or subject property.
The county taxes were due in the amount of xx, which were good through xx/xx/2023.
The annual combined taxes for 2022 were paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx. The loan is performing.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per seller’s tape data, the subject property is owner occupied.
   As per the final application, the borrower has been working at xx as xx for 13 years. The COVID-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is N/A. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 42.50%. Tape shows SE income miscalculation. Recent-year tax returns reflect a loss in income, and the lender used earnings from prior-year tax returns. Revised DTI is 49.33. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
NVHXGKMY6YR	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	38.107%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
There is no chain of assignments as the subject mortgage is with the original lender, xx.
No active judgments or liens have been found.
All prior years’ taxes have been paid.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
The loan originated on xx/xx/2021. As per tape data, the borrower became unemployed just before closing.
As per final application, the borrower has been working at xx as a xx for 2.5 years.
The post-closing details regarding the bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: 38.107% Tape Value: 38.110% |---| -0.003% |----| -0.00300% Comment: Calculated DTI is 38.107%. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 111111111011   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 158238.86413%   Comment: Sales price is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2051 Tape Value: xx/xx/2051 Variance: -31 (Days) Variance %: Comment: Stated maturity date is xx/xx/2051. Tape Source: Initial Tape Type:	3: Curable	* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "Final DU report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final 1008 is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 38.11%. Tape shows the BWR was not employed at xx since inception, and FICO 744. Further details not provided. BWR defect. The subject loan originated on xx/xx/2021, and the 3-year SOL is active."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
71WNFG0W1KV	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.825%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	31.898%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 in the amount of xx with the lender, xx which was recorded on xx/xx/2022.
The chain of assignments has not been provided as the subject mortgage is with the original lender, xx.
No active judgments or liens have been found.
The combined taxes for 2022 were paid on xx/xx/2022 in the amount of xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied to the due date of xx/xx/2023. The current P&I is xx, and the rate of interest is 6.825%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the final loan application, the borrower has been working at xx as a xx for 4.10 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 31.898% Tape Value: 35.300% |---| -3.402% |----| -3.40200% Comment: As per final 1003 and final 1008 calculated DTI ratio is 31.898%; however, seller tape shows DTI ratio is 35.300%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 22.239%   Tape Value: 24.610%   Variance: -2.371%   Variance %: -2.37100%   Comment: As per final 1003 and final 1008 calculated housing ratio is 22.239%; however, seller tape shows housing ratio is 24.610%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2052 Tape Value: xx/xx/2052 Variance: -30 (Days) Variance %: Comment: As per note doc stated maturity date is xx/xx/2052; however, seller tape shows stated maturity date is xx/xx/2052. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed ComplianceEase delivery and timing test for closing disclosure dated xx/xx/2022. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2022 which is after the Consummation date xx/xx/2022."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3)     "Home equity loan interest & fees pre-closing disclosure is missing from the loan documents."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3)     "Home equity loan notice of address for borrower notification of violation is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing proof of hazard insurance (Lvl 3) "Valid hazard insurance is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was manually underwritten with a DTI of 31.90%; however, tape shows the loan was manually underwritten with an increased DTI of 35.30%. BWR has 4 years on the job as xx, 0X30 since inception, and FICO 640. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
19UGA1KQW5L	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	19.355%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
The first and second installments of combined taxes for 2022 have been paid in the total amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the initial 1003 and WVOE borrower has been working at xx since xx/xx/2018.
The loan has not been modified since origination.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Credit Application Initial 1003_Application Missing Initial LE Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 19.355% Tape Value: 19.350% |---| 0.005% |----| 0.00500% Comment: DTI 19.355% Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 12.844%   Tape Value: 12.840%   Variance: 0.004%   Variance %: 0.00400%   Comment: HTI 12.844%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 68.603%   Tape Value: 69.000%   Variance: -0.397%   Variance %: -0.39700%   Comment: LTV 68.603%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000   Tape Value: 022222222000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: No Cash-Out   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: No Cash out   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2051 Tape Value: xx/xx/2052 Variance: -31 (Days) Variance %: Comment: Maturity Date xx/xx/2051 Tape Source: Initial Tape Type:	3: Curable	* Application Missing (Lvl 3) "Final application is missing from the loan document."
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3)     "Subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows estimated value at xx. Current UPB xx."
* Compliance Testing (Lvl 3)     "Tape shows initial disclosures were not sent within 3 business days from the application date. Review of the file shows the initial application date is xx/xx/2021; however, the initial LE and disclosures were delivered on xx/xx/2021, which is more than 3 business days."
* ComplianceEase RESPA Test Failed (Lvl 3)     "The loan failed the RESPA timing test because the settlement services provider list and the homeownership counseling organization disclosure were issued more than 3 days after initial application date. Loan application date is xx/xx/2021 and the documents are dated xx/xx/2022."
* Missing Initial 1003_Application (Lvl 3)     "Initial application dated xx/xx/2021 not signed by the borrower."
* Missing Initial LE (Lvl 3)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test due to finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of -xx. Reason for Finance charge under disclosure is unknown as the fee itemization is missing.

Loan failed TILA foreclosure rescission finance charge of xx exceeds disclosed finance charge of xx under by -xx.

The subject loan is a refinance, originated on xx/xx/2021 and the SOL is 3 year.

Downgraded to LVL2, 3 year SOL expires in 2024"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial LE is missing from loan documents.

																																																																																								Downgraded to LVL2, 3 year SOL expires in 2024"		Moderate	Pass	Fail	Fail	Pass	No Result	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
XXXX	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2023	xx	Investor	Yes	Yes	No	xx	Not Applicable	49.909%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
The first, second, third and fourth installments of combined taxes for 2023 have been paid in the total amount of xx.
The first and second installments of school taxes for 2023 have been paid in the total amount of xx.
The third and fourth installments of school taxes for 2023 are due in the total amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower has been working at xx since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
																																																																																				Field: Current Value Date Loan Value: Not Applicable Tape Value: xx/xx/2023 Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	3: Curable		* DSCR is less than 1.00 (Lvl 3) "DSCR is less than 1.00. Net operative income is xx, and annual payments (xx) are xx. DSCR ratio is 0.99."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan is NOO and was approved at 49.90% and DSCR .99. Tape shows insufficient income per investor. BWR has 6 years on the job as xx with a total monthly income of xx, 0X30 since inception, FICO 784, and xxk equity in the subject. Review of file shows lender established ATR."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
CNDWMT6B125	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	No	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	34.621%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx".
The chain of assignments has not been provided as the mortgage is currently with the original lender "xx".
There are two permits recorded against the subject property under same permit type accessory structure with permit# xx and permit# xx respectively. However, current status of both permits is expired.
No prior year’s delinquent taxes have been found.
According to the payment history tape data as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. Unable to determine the last payment received date, current P&I and interest rate. The current UPB as per the tape data is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history tape data as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. Unable to determine the last payment received date, current P&I and interest rate. The current UPB as per the tape data is xx.
No bankruptcy and foreclosure evidence has been found.
As per the final application, the borrower has been working at xx as a xx for 115 months.
Unable to confirm the current condition and occupancy status of the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2023   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2052   Tape Value: xx/xx/2052   Variance: -62 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Property Marketability Issues (Lvl 3) "Tape shows appraisal dispute per investor. The appraisal report and XXXX search show the property was listed for sale prior to closing on xx/xx/2022 for xxK, and the subject loan closed on xx/xx/2022 with a sales price of xxK. Appraisal is "as is", with an appraised value of xxK. Current UPB is xxK."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
JY5XBEXCAPW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	29.833%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx in favor of "xx".
The chain of assignments has not been provided as the subject mortgage is with the original lender, xx.
No active liens and judgments have been found against borrower and property.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The monthly P&I is xx and the interest rate is 7.5%. The current UPB is xx.	Collections Comments:Collection comments are missing from the loan file.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023.  The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the final loan application, the borrower has been working at xx as an xx for 78 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2023   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2023 Tape Value: xx/xx/2023 Variance: 1 (Days) Variance %: Comment: Original note date is xx/xx/2023. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the loan fails HPML test. Infinity compliance results also show that the loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 8.571% exceeds APR threshold of 7.750% over by +0.821%. The subject loan is escrowed."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the Qualified Mortgage APR Threshold Test due to APR calculated 8.516% exceeds APR threshold of 8.500% over by 0.016%.

Loan failed Qualified Mortgage Safe Harbor Threshold test due to APR calculated 8.516% exceeds APR threshold of 7.750% over by -0.766%.
HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan failed GSE (xx) QM APR Test due to APR calculated 8.516% exceeds APR threshold of 8.500% over by 0.016%.

Downgraded the exception as SOL has been expired. - xx/xx/2024."
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 8.571% exceeds APR threshold of 7.750% over by +0.821%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
BX157YAQT7W	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	48.604%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 with the lender xx on xx/xx/2023 in the amount of xx.
The chain of assignments has not been provided. The current assignment is with xx.
No active liens and judgments have been found.
The county taxes for 2023 have been due in the amount of xx.	As per the latest payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 in the amount of xx for the due date of xx/xx/2023. The next due date is xx/xx/2023. The current unpaid principal balance is xx.	Collections Comments:The loan is performing. As per the latest payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current unpaid principal balance is xx.
The loan has not been modified.
As per the final 1003, the borrower has been working at xx since xx/xx/2022. Previous employment details are not available.
No comment was found stating that the borrower’s income is impacted due to COVID-19. No damages have been found to the subject property. The subject property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 6 Tape Value: 8 |---| -2 |----| -25.00000% Comment: Age of loan is 6. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA,   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: -184 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Not Applicable   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is N/A.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: -5 (Days)   Variance %:    Comment: Original note doc date is xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Not Applicable Tape Value: xx/xx/2053 Variance: Variance %: Comment: NA, Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated xx/xx/2022 delivered on xx/xx/2022 which is more than 3 business days from initial application date xx/xx/2022. Subject loan is refinance case, originated on xx/xx/2023 and the SOL is 3 years."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48.60%. The tape shows the loan was repurchased due to an income miscalculation, and the recalculated income pushes the revised DTI to 66%. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2023, and the 3-year SOL is active.

																																																																																								xx/xx/2026: SOL expired. Downgraded to LVL 2."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
KKNN2CAAHNX	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	40.041%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of xx for xx.
The chain of assignments is not provided. The current assignment is with the original lender xx.
No active liens and judgments have been found.
The first and second installments of county taxes for 2023 are due on xx/xx/2023 and xx/xx/2024 respectively in the amount of xx.
No prior years delinquent have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of PITI xx which includes the P&I of xx, which was applied to the due date of xx/xx/2023. The current rate of interest is 5.875% and the current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. No comments pertaining to damage to the subject property have been observed in the loan file.
As per the application, the borrower has been working at xx as a xx for 24 months.
The COVID-19 attestation document is available at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 40.041% Tape Value: 40.054% |---| -0.013% |----| -0.01300% Comment: Borrower DTI ratio percent as 40.041%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2022   Variance: 47 (Days)   Variance %:    Comment: Original note doc date per note is xx/xx/2022.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx/xx/2052 Tape Value: xx/xx/2052 Variance: -31 (Days) Variance %: Comment: Stated maturity date per note is xx/xx/2052. Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 40%. Tape shows the BWR was not employed at closing but post-close found a better job, which the BWR did not disclose. Further details were not provided. Borrower defect. The subject loan was originated on xx/xx/2022, and the 3-year SOL is active."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
8K19B1HV1QW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	xx/xx/2023	xx/xx/2023	VA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Unavailable	Not Applicable	PUD	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	xx	41.716%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 in the amount of xx in favor of "xx" which was recorded on xx/xx/2023.

The chain of assignments has not been provided as the mortgage is currently with the original lender "xx".

No active judgments or liens have been found.

The annual county taxes for 2023 are due in the total amount of xx for xx/xx/2023 and xx/xx/2024 respectively.

No delinquent taxes have been found for the prior year.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 5.625% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 5.625% which was applied for the due date of xx/xx/2023. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
As per the collection comment dated xx/xx/2023, the RFD is payment dispute.
As per the final application, the borrower has been receiving social security income and pension.
CCs do not show damage. As per the collection comment dated xx/xx/2023, the subject property is owner occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower #2 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: Note reflects borower #2 middle name as XXXX. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 102.150%   Tape Value: 100.000%   Variance: 2.150%   Variance %: 2.15000%   Comment: Collateral value used for underwriting: xx. Loan amount: xx. LTV=102.150%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: 22 (Days)   Variance %:    Comment: Note reflects date as xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 102.150%   Tape Value: 100.000%   Variance: 2.150%   Variance %: 2.15000%   Comment: Collateral value used for underwriting: xx. Loan amount: xx. LTV=102.150%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2053 Tape Value: xx/xx/2053 Variance: -31 (Days) Variance %: Comment: Note reflects maturity date as xx/xx/2053. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The subject loan is a VA purchase. The tape shows the subject loan was not guaranteed by VA due to the unavailability of the eligibility certificate. Further details were not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "VA guaranty certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
LD92EQ95XH1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	39.704%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with the lender xx.
The chain of assignments has been completed. Currently, the assignment is with the original lender xx.
There is a UCC judgment against xx favor of xx recorded on xx/xx/2022.
There is a state tax lien against xx favor of xx recorded on xx/xx/2022.
The first and second installments of county taxes for 2023/2024 are due in the amount of xx.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 3.990%.	Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx as a xx for 100 months.
The Covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Initial 1003_Application Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2021   Variance: 70 (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2051 Tape Value: xx/xx/2051 Variance: -30 (Days) Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
* LE/CD Issue date test Fail (Lvl 3)     "Loan failed ComplianceEase delivery and timing test for Revised LE dated xx/xx/2021 and delivered on xx/xx/2021. The revised loan estimate delivery date is after the initial closing disclosure delivery date xx/xx/2021."
* Missing Initial 1003_Application (Lvl 3)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Service providers list is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Required affiliated business disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 37.70%. The tape shows that the income was miscalculated. Lender defect. Further details not provided. The subject loan originated on xx/xx/2021, and the 3-year SOL is active.

Downgraded to LVL2 because loan is current and SOL will be expire in the next 6 months."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TRID initial loan estimate date and initial closing disclosure date validation test. The revised LE dated xx/xx/2021 is hand signed on xx/xx/2021 which is after the initial CD delivery date xx/xx/2021.

Downgrade to LVL2, 3 year SOL expires in 2024"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx/xx/2021 reflects the sum of Section C fees at xx. However, CD dated xx/xx/2021 reflects the sum of Section C fee at xx. This is a cumulative increase of xx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/2021 and the 3 year SOL is active.

																																																																																								Downgrade to LVL2, 3 year SOL expires in 2024"		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
34PE262O4LB	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	48.846%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx
The chain of assignments has not been completed. Currently, the subject mortgage is with the original lender, xx. However, it should be with xx.
There are two prior judgments against xx in favor of xx in the amount of xx which were recorded on xx/xx/2016 and xx/xx/2016.
There are two UCC financing statement in favor of xx which were recorded on xx/xx/2023.
All prior years’ taxes have been paid.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx.
As per final application, the borrower has been working at xx as an xx for 3.5 years.
The post-closing details regarding the bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 48.846% Tape Value: 48.850% |---| -0.004% |----| -0.00400% Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48.85%. The tape shows the lender miscalculated income variable income, and income from the second job is not supported by two-year prior earnings. Revised DTI 59.01%. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active.

Downgraded to LVL2 based on PH."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.85% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 48.85%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
KB7UGE9MJ87	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx/xx/2022	xx/xx/2022	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	43.090%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 in the amount of xx in favor of "xx" which was recorded on xx/xx/2022.
The chain of assignments has not been provided as the mortgage is currently with the original lender xx.
No delinquent taxes have been found for the prior year.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 3.750% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 3.750% which was applied for the due date of xx/xx/2023. The current UPB is xx.
No foreclosure and bankruptcy evidence has been found.
As per the final application, previously, the borrower worked at xx as a xx for 15 months.
Unable to confirm the current condition and occupancy status of the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Mortgage Insurance	Field: Age of Loan Loan Value: 10 Tape Value: 12 |---| -2 |----| -16.66666% Comment: Age of loan is 10. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: MI company is an FHA.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 1.74981%   Comment: Note shows that original balance is xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.188%   Tape Value: 96.500%   Variance: 1.688%   Variance %: 1.68800%   Comment: Collateral Value used for Underwriting: xx. Loan Amount: xx. CLTV = 98.188%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 98.188%   Tape Value: 96.500%   Variance: 1.688%   Variance %: 1.68800%   Comment: Collateral Value used for Underwriting: xx. Loan Amount: xx. LTV = 98.188%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2052 Tape Value: xx/xx/2052 Variance: -30 (Days) Variance %: Comment: Note reflects, stated maturity date is xx/xx/2052. Tape Source: Initial Tape Type:	4: Unacceptable	* Missing borrower sign and date (Lvl 4) "The note date is xx/xx/2022, and the mortgage notarized does not have a signed date."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Tape shows the appraisal was more than 120 days old at closing and expired at closing. The appraisal update is missing from the loan documents. Realtor.com searches show an estimated value of xxK. Current UPB is xxK. Further details not provided. Elevated for client review."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

Downgraded the exception as SOL has been expired. - xx/xx/2024."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.  Initial loan estimate dated xx/xx/2021 does not reflect points - loan discount fee. However, final CD dated xx/xx/2022 reflects points - loan discount fee at xx. Initial loan estimate dated xx/xx/2021 does not reflect appraisal re-inspection fee. However, final CD dated xx/xx/2022 reflects appraisal re-inspection fee at xx. Initial loan estimate dated xx/xx/2021 reflects transfer taxes at xx. However, final CD dated xx/xx/2022 reflects transfer taxes at xx.  This is a cumulative increase of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx/xx/2022, and the 1-year SOL is expired."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 4.856% exceeds APR threshold of 4.670% over by +0.186%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx)."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.090% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is "approve/eligible" with a DTI of 43.09%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Unavailable
D8LFQ93QDXF	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.966%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
There is no chain of assignments as the subject mortgage is with the original lender, xx.
No active judgments or liens have been found.
All prior years’ taxes have been paid.

As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx.
As per final application, the borrower has been the owner of xx for 8.11 years.
CCs are missing from the loan file.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 8 Tape Value: 10 |---| -2 |----| -20.00000% Comment: Age of loan as 8. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx/xx/2053 Tape Value: xx/xx/2053 Variance: -31 (Days) Variance %: Comment: Stated maturity date as xx/xx/2053. Tape Source: Initial Tape Type:	4: Unacceptable	* Missing borrower sign and date (Lvl 4) "The note is dated xx/xx/2022. However, the mortgage notarized does not reflect the signed date."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.96%. Tape shows tax transcripts for 2021 is missing to confirm missing pages of return and status of amended return. Review of the loan document shows tax transcript for amended 1040 for 2021 is missing. Individual and business tax return for the tax year 2020 and 2021 is available in the loan file. BWR is SE for 9 years, 0X30 since inception, and FICO 663 and has xxK equity in subject. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
XXXX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	40.164%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
The annual installments of combined axes for 2023 have been paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower has been working at xx since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 10 Tape Value: 11 |---| -1 |----| -9.09090% Comment: Age of loan is 10. Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower middle name is 'Ivan Ortiz'.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2023   Variance: -304 (Days)   Variance %:    Comment: Interest paid through date is xx/xx/2022.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2052 Tape Value: xx/xx/2052 Variance: -30 (Days) Variance %: Comment: Stated maturity date is xx/xx/2052. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 40.16%. Tape shows the BWR was not employed at the time of closing, and excluding the income resulted in a revised total monthly income of xx, which pushes the DTI to 124.43%. BWR is 0X30 since inception, and FICO 699. Further details not provided. BWR defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

Downgraded the exception as SOL has been expired. - xx/xx/2024."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 7.435% exceeds APR threshold of 7.230% over by +0.205%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial loan estimate delivery and timing test. Initial LE dated xx/xx/2022 delivered on xx/xx/2022 which is more than 3 business days from initial application date xx/xx/2022. Subject loan is a purchase, originated on xx/xx/2022 and the SOL is 1-year.

Downgraded to LVL2, 1 year SOL has expired"
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 7.444% exceeds APR threshold of 7.230% over by +0.214%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx)."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
0DNG4G80O27	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	41.455%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per review of the latest updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 in the amount of xx in the favor of xx, which was recorded on xx/xx/2022 under Instr#xx. The chain of assignment is not found. No active liens or judgments were found against the borrower or subject property.
The county and city taxes were due in the total amount of xx, which were good through xx/xx/2023.
No prior-year delinquent taxes have been found.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The UPB is xx.
As per final 1003, the borrower was previously working at xx as a xx.
The COVID-19 attestation is available in the loan file located at "xx"
No comment was found stating that the borrower’s income is impacted due to COVID-19. No damages have been found to the subject property. The subject property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 13 Tape Value: 15 |---| -2 |----| -13.33333% Comment: Age of loan as 13. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 41.455%   Tape Value: 47.222%   Variance: -5.767%   Variance %: -5.76700%   Comment: Borrower DTI ratio percent as 41.455%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 38.234%   Tape Value: 43.552%   Variance: -5.318%   Variance %: -5.31800%   Comment: Housing ratio per U/W as 38.234%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2052 Tape Value: xx/xx/2052 Variance: -31 (Days) Variance %: Comment: Stated maturity date xx/xx/2052 as per note xx/xx/2052. Tape Source: Initial Tape Type:	4: Unacceptable	* Missing borrower sign and date (Lvl 4) "The note date is xx/xx/2022. However, the mortgage notarized does not reflect the signed date."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value of xx. Current UPB: xx."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 41.45%. Tape shows BWRs SE income is not documented as the 2-year required tax return is missing, and the revised DTI is 47.22%. Review of the loan file shows BWR is salaried and receives SSI income. BWR has 3 years on the job as xx, 0X30 since inception, and FICO 650 and xxK equity in subject. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 6.951% exceeds APR threshold of 6.810% over by +0.141%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of xx. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is refinance case, originated on xx/xx/2022 and the SOL is 3 years.

Foreclosure rescission finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of xx. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is refinance case, originated on xx/xx/2022 and the SOL is 3 years.
xx/xx/2026: SOL expired on xx/xx/2025. Downgrade to level 2."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 6.977% exceeds APR threshold of 6.810% over by +0.167%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx)."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
ERJM3698OLM	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	xx	Not Applicable	45.188%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	2.875%	xx	xx/xx/2022	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 in the amount of xx with xx.
There is no chain of assignments as the subject mortgage is with the original lender, xx.
There is one UCC lien in favor of xx which was recorded on xx/xx/2023.
All prior years’ taxes have been paid.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx.
As per final application, the borrower has been working at xx as a xx for 3 months.
CCs are missing from the loan file.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was signed between the borrower xx and lender xx on xx/xx/2022. The modified UPB is xx. The borrower promises to pay the P&I in the amount of xx with an interest rate of 2.875% beginning on xx/xx/2022 until the maturity date of xx/xx/2062.	Missing Dicsloures Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 54 Tape Value: 56 |---| -2 |----| -3.57142% Comment: Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2019   Tape Value: xx/xx/2023   Variance: -1645 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2062   Tape Value: xx/xx/2049   Variance: 4748 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 463 Tape Value: 306 Variance: 157 Variance %: 51.30718% Comment: Tape Source: Initial Tape Type:	3: Curable	* Property Marketability Issues (Lvl 3) "The tape shows the issue as closed on a property that has two properties in one. The review of the appraisal report shows the subject lot consists of only property, and it is an SFR. Further details are not provided. A XXXX search shows an estimated value of xxK. Current UPB xxK."	* Intent to Proceed Missing (Lvl 2) "The borrower's intent to proceed is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.18%, as the borrower’s income is xx, and total expenses are in the amount of xx. The loan was underwritten by DU (xx) and its recommendation is "xx" with a DTI of 45.19%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
A5RCW9LRTHY	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.990%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2023	xx	Primary	Yes	Yes	No	43.723%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx with the lender, xx.
The chain of assignments has not been provided as the subject mortgage is with the original lender, xx.
No active judgments or liens have been found.
All prior years’ taxes have been paid.
The loan was originated on xx/xx/2023 with a first payment date of xx/xx/2023. The PH as of xx/xx/2023 shows that the borrower is due for xx/xx/2023 and the current UPB is xx. The current P&I is xx, and the interest rate is 6.990%.	Collections Comments:The loan was originated on xx/xx/2023 with a first payment date of xx/xx/2023. The PH as of xx/xx/2023 shows that the borrower is due for xx/xx/2023 and the current UPB is xx.
As per the final application, the borrower has been working at xx as a xx for 6.5 years.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 0 Tape Value: 1 |---| -1 |----| -100.00000% Comment: Age of Loan 0. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 43.723%   Tape Value: 73.723%   Variance: -30.000%   Variance %: -30.00000%   Comment: The borrower DTI ratio percent as 43.723%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property address street "XXXX6, XXXX, 63303" Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The tape shows FNMA pulled the CPM (xx) approval prior to note date due to litigation. The review of the appraisal does not show any active litigation against the subject condo association. A condo questionnaire analysis is missing from the loan documents. Further details not provided. XXXX's estimated value is xxK. Current UPB xxK."	* ComplianceEase State Regulations Test Failed (Lvl 3) "The loan failed the state regulations for the first lien prohibited fees test. The following fees were included in the test: Lender Fee paid by Borrower: xx Points - Loan Discount Fee paid by Borrower: xx."			Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
Y4GGPJZRC4E	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	16.000%	Not Applicable	PUD	xx/xx/2023	xx	Primary	Yes	Yes	No	43.215%	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023, the subject mortgage originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of xx in favor of xx. However, the current assignment is with the lender, xx in favor of xx, in the amount of xx which was recorded on xx/xx/2023.
No active judgments and liens have been found.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of PITI of xx which includes the P&I of xx, which was applied to the due date of xx/xx/2023. The current rate of interest is 7.25% and the current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
As per the collection comment dated xx/xx/2022, the subject property has been occupied by the owner. No damage to the subject property has been observed in the loan file.
As per the final 1003 application, previously the borrower joined "xx" as a "xx" from xx/xx/2020 to xx/xx/2022. Currently, the borrower has been working at xx since xx/xx/2023
The COVID-19 attestation document is available at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 0 Tape Value: 2 |---| -2 |----| -100.00000% Comment: Note reflects Age of loan as 2 months. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 43.215%   Tape Value: 43.210%   Variance: 0.005%   Variance %: 0.00500%   Comment: DTI is 43.215%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 25.189%   Tape Value: 25.180%   Variance: 0.009%   Variance %: 0.00900%   Comment: DTI is 25.189%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 99.750%   Tape Value: 95.000%   Variance: 4.750%   Variance %: 4.75000%   Comment: Original CLTV Ratio Percent 95.000% as per document 99.75%   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: No Discrepancy.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx/xx/2053 Tape Value: xx/xx/2053 Variance: -30 (Days) Variance %: Comment: Note reflects Stated maturity date as xx/xx/2053. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan no longer qualifies as BWR's income exceeds the Housing Program maximum income limit. Further details not provided."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
0A97YHXA41Z	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Idaho	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	xx	25.000%	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	49.307%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
The chain of assignments has not been provided. However, the current assignment is with the lender "xx".
No active liens and judgments have been found.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments: According to servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB is xx. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found. As per the final application, the borrower has worked at xx since xx/xx/2014. Currently. The borrower has been working at xx since xx/xx/2022. No evidence related to the occupancy or current condition of the subject property has been found in the latest servicing comments. The tape shows the defect as "unable to provide an acceptable final inspection evidencing the mold remediation has been completed". However, the appraisal report in the loan file xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 49.307% Tape Value: 49.306% |---| 0.001% |----| 0.00100% Comment: DTI is 49.307%. Tape Source: Initial Tape Type:
Field: MI Company   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2052 Tape Value: xx/xx/2053 Variance: -61 (Days) Variance %: Comment: As per tape data, Stated maturity date is xx/xx/2053 .However Note documents reflects it xx/xx/2052. Tape Source: Initial Tape Type:	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling disclosure is missing from loan documents."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from the loan documents."			Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
I6WR3HRWO26	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	45.420%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
There is no chain of assignments as the subject mortgage is with the original lender, xx.
No active judgments or liens have been found.
The annual combined taxes for 2023 are due in the amount of xx on xx/xx/2014.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx.
As per final application, the borrower has been working at xx as a xx for 18.4 years.
The Covid-19 attestation is available in loan file located at "xx"
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial LE Missing or error on the Rate Lock Mortgage Insurance	Field: MI Company Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: MI Coverage Amount   Loan Value: Unavailable   Tape Value: 30.000%   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2052 Tape Value: xx/xx/2052 Variance: -61 (Days) Variance %: Comment: Maturity date is xx/xx/2052. Tape Source: Initial Tape Type:	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling disclosure is missing from loan documents."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
* Missing Initial LE (Lvl 3)     "Initial loan estimate dated xx/xx/2022 is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45.42%. Tape shows BWR were qualified using rental income on departure REO for BWRs do not have previous home ownership experience. BWR has 18.2 years on the job as xx at xx, 0X30 since inception, and FICO 687. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial LE is missing from loan documents.

Downgraded the exception as SOL has been expired. - xx/xx/2024."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.42%, as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by LP (xx) and its recommendation is "xx" with a DTI of 45.00%."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
49BCILI9OXV	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx/xx/2021	xx/xx/2021	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with the lender xx.
The chain of assignments has been completed. Currently, the assignment is with the original lender xx.
No active liens or judgments have been found against the borrower or subject property.
The annual county taxes for 2023 are due in the amount of xx.
The annual county taxes for 2022 are due in the amount of xx.
The water/sewer taxes are paid on xx/xx/2023.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 2.750%.	Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx/xx/2023, the subject property is owner occupied. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been owner of "xx" for 26 months.
The Covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: MI Coverage Amount Loan Value: 25.000% Tape Value: 0.000% |---| 25.000% |----| 25.00000% Comment: MI Coverage amount is 25.000% Tape Source: Initial Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Change in Rate/Term   Tape Value: No Cash-Out   Variance:    Variance %:    Comment: As per application purpose is change in rate/term.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2051 Tape Value: xx/xx/2052 Variance: -61 (Days) Variance %: Comment: As per note maturity is xx/xx/2051. Tape Source: Initial Tape Type:	3: Curable	* Closing_Disclosure violations (Lvl 3) "Post CD dated xx/xx/2021 is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows that the prior loan was modified and did not meet the seasoning requirements of 210 days for a refinance."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
F2T2P83N783	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2022	xx	Primary	Yes	Yes	No	44.848%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
There are four prior hospital liens active against the borrower in favor of xx in the amount of xx. All were recorded on different dates.
2nd half county taxes for 2023 are due on xx/xx/2024 in the amount of xx.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
As per the initial application, the borrower worked at xx as a xx for 2 months.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Mortgage Insurance	Field: MI Company Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: MI Coverage Amount   Loan Value: Unavailable   Tape Value: 35.000%   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2052 Tape Value: xx/xx/2052 Variance: -61 (Days) Variance %: Comment: As per note maturity date is xx/xx/2052. Tape Source: Initial Tape Type:	3: Curable	* Application Missing (Lvl 3) "The final application date was signed by the borrower on xx/xx/2022 (xx), which is prior to the initial application date of xx/xx/2022. The final application dated xx/xx/2022, signed by the borrower is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
* Property Marketability Issues (Lvl 3) "Tape shows the comps used are dissimilar, and inadequate comp adjustments were used on the appraisal. The review of the appraisal report shows that the comps selected are dissimilar in terms of location, bedroom and bathroom count, GLA, and upgrades. Comp #1 with a sales price of xxK, is closest to the subject property, valued at xxK. XXXX search shows an estimated value of xxK. Current UPB xxK."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 does not reflect Condo Review Fee. However, CD dated xx/xx/2022 reflects Condo Review Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2022 and the SOL is 1 years."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.84%, as the borrower’s income is xx, and total expenses are in the amount of xx. The loan was underwritten by DU (xx) and its recommendation is "xx" with a DTI of 44.85%."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
4VNOF2D18AQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	xx	30.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	42.197%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx".
The chain of assignments has not been provided as the mortgage is currently with the original lender "xx".
There are two permits issued against the subject property. The first was "home occupation" permit with permit# xx and the second was "xx" permit with permit# xx
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 5.000% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 5.000% which was applied for the due date of xx/xx/2023. The current UPB is xx.
No foreclosure and bankruptcy evidence has been found.
As per the final application, the borrower has been working at xx as a xx for 57 months.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Mortgage Insurance	Field: MI Company Loan Value: Unavailable Tape Value: xx |---| |----| Comment: MI company is unavailable. Tape Source: Initial Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2052 Tape Value: xx/xx/2052 Variance: -61 (Days) Variance %: Comment: Stated maturity date is xx/xx/2052. Tape Source: Initial Tape Type:	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling disclosure is missing from loan documents."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "A valid hazard insurance policy is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows inappropriate comps were used on the appraisal. The review of the appraisal report shows that the subject is in a suburban area, and Comp #3 is 5.88 miles away from the subject. The comps selected are dissimilar in terms of date of sale/time, lot size, property condition, bedroom and bathroom counts, GLA, garage, and additional features. Comp #1 with a sales price of xxK, is closest to the subject property, valued at xxK. XXXX search shows an estimated value of xxK. Current UPB xxK."			Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
CKQQLV0YSEO	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	Florida	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.500%	360	xx/xx/2020	xx/xx/2020	Commercial	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2020	xx	Investor	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xx with xx.
No active judgments or liens have been found.
The annual installments of county taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
The utility charges for 2023 have been delinquent in the total amount of xx, which is good through xx/xx/2023.	According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 8.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
Unable to confirm the current employment details as the borrower is not an individual.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	1-4 Family Rider Condo/PUD Rider Credit Application Initial Escrow Acct Disclosure Prepayment Penalty Rider	Field: Age of Loan Loan Value: 35 Tape Value: 36 |---| -1 |----| -2.77777% Comment: Age of loan is 35. Tape Source: Initial Tape Type:
Field: Any Borrowers Foreign National Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: ARM Index Margin Percent   Loan Value: Not Applicable   Tape Value: 8.500%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: ARM Lifetime Cap Rate   Loan Value: Not Applicable   Tape Value: 8.500%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: ARM Lifetime Floor Percent   Loan Value: Not Applicable   Tape Value: 8.500%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 1.29   Tape Value: 1.33   Variance: -0.04   Variance %: -3.00751%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 65.000% Tape Value: 57.810% Variance: 7.190% Variance %: 7.19000% Comment: Original standard LTV is 65%. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Condo / PUD rider Missing (Lvl 2)     "As per the appraisal report located at "xx" the subject property type is condominium. However, the condominium rider is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Missing required 1-4 family rider (Lvl 2)     "1-4 family rider is missing from the loan documents."
																																																																																								* Prepayment Rider Missing (Lvl 2) "Prepayment penalty rider is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
I1U3XXFG8C9	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	Georgia	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.875%	360	xx/xx/2017	xx/xx/2017	Commercial	ARM	Purchase	xx	xx	Reduced	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2017	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2017 and recorded on xx/xx/2017 in the amount of xx with xx.
No active judgments or liens have been found.
The annual installments of combined taxes for xx have been paid in the total amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 9.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
Unable to confirm the current employment details as the borrower is not an individual.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Loan Program Info Disclosure	Field: Age of Loan Loan Value: 74 Tape Value: 75 |---| -1 |----| -1.33333% Comment: Age of loam is 74. Tape Source: Initial Tape Type:
Field: Any Borrowers Foreign National Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: ARM Index Margin Percent   Loan Value: 6.125%   Tape Value: 4.625%   Variance: 1.500%   Variance %: 1.50000%   Comment: ARM index margin percentage is 7.875%.   Tape Source: Initial   Tape Type:
Field: ARM Index Type   Loan Value: LIBOR - One Year WSJ   Tape Value: Prime - WSJ   Variance:    Variance %:    Comment: ARM index type is 'LIBOR-One Year WSJ'.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/xx/2017   Tape Value: xx/xx/2017   Variance: -12 (Days)   Variance %:    Comment: Original appraisal date is xx/xx/2017.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 65.081%   Tape Value: 61.249%   Variance: 3.832%   Variance %: 3.83200%   Comment: Original standard LTV percentage is 65.081%.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.87500%   Tape Value: 9.87500%   Variance: -2.00000%   Variance %: -2.00000%   Comment: Original state rate is 7.875%.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property address name is 'XXXX'. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
																																																																																								* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8XFLZ3PL5O0	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	Alabama	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	xx/xx/2019	xx/xx/2019	Conventional	ARM	Purchase	Unavailable	Unavailable	Reduced	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2018	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 in the amount of xx with xx.
No active judgments or liens have been found.
The annual installments of combined taxes for 2023 are due in the amount of xx.
The utility charges have been delinquent in the total amount of xx.	According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 9.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
Unable to confirm the current employment details as the borrower is not an individual.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application HUD-1 Closing Statement Initial Escrow Acct Disclosure Loan Program Info Disclosure Origination Appraisal	Field: Age of Loan Loan Value: 56 Tape Value: 57 |---| -1 |----| -1.75438% Comment: 56 Tape Source: Initial Tape Type:
Field: Any Borrowers Foreign National Indicator   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment: Unavilable   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2019   Tape Value: xx/xx/2019   Variance: 10 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 56.089%   Variance:    Variance %:    Comment: Unavilable   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.00000%   Tape Value: 9.00000%   Variance: -2.00000%   Variance %: -2.00000%   Comment: 7.0000%   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: XXXX Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "HUD-1 closing statement signed by borrower is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Loan program disclosure missing or unexecuted (Lvl 3)     "ARM loan program disclosure signed by borrower is missing from the loan documents."
* Missing Appraisal (Lvl 3) "Appraisal is missing from the loan documents. XXXX search shows an estimated value is xx. Current UPB xxK."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
																																																																																								* Required Documentation Missing or Incomplete (Lvl 2) "Rent schedule (xx) and Operating Income Statement (xx) are missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TN8XD0UJMN5	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	xx/xx/2019	xx/xx/2019	Commercial	ARM	Cash Out	xx	xx	Reduced	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2018	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 in the amount of xx in favor of "xx". There is an active junior UCC mortgage against the subject property in favor of "xx" in the amount of xx originated on xx/xx/2023 which was recorded on xx/xx/2023. No active liens and judgments have been found. The annual combined taxes for 2023 were paid in the amount of xx on xx/xx/2023. The water-sewer charges for 2023 are due on xx/xx/2023 in the amount of xx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 9.00%. The current UPB is xx.	Collections Comments:The latest collection comments are missing from the loan file. The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. However, as per the property valuation report dated xx/xx/2018 located at "xx" the subject property was occupied by the owner. The subject property needs exterior trim paint and the estimated cost of repair was xx. No completion of repairs has been found.
Unable to confirm the current employment details as the borrower is not an individual.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Hazard Insurance HUD-1 Closing Statement Origination Appraisal	Field: Age of Loan Loan Value: 56 Tape Value: 57 |---| -1 |----| -1.75438% Comment: Age of loan is 56. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2019   Tape Value: xx/xx/2019   Variance: 10 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 65.000%   Tape Value: 62.274%   Variance: 2.726%   Variance %: 2.72600%   Comment: Original standard LTV is 65.000%.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.00000%   Tape Value: 9.00000%   Variance: -2.00000%   Variance %: -2.00000%   Comment: Original stated rate is 7.000%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "A signed copy of final HUD-1 is missing from the loan documents." * Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX shows subject is listed for rent (xx). Current UPB xx."	* Application Missing (Lvl 2) "Final application is missing from the loan documents." * Missing proof of hazard insurance (Lvl 2) "Hazard insurance policy is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$1,500.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
4PJJB2JUR9Y	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	Florida	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.875%	360	xx/xx/2019	xx/xx/2019	Commercial	ARM	Cash Out	xx	xx	Reduced	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2019	xx	Investor	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 in the amount of xx with xx.
No active judgments or liens have been found.
The annual installments of county taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 9.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
The appraisal report dated xx/xx/2019 states "xx" The improvement section shows the property condition is C3. The photo addendum reflects scrape peeling and chipping paint from the upstairs bedroom wall and evidence of a ceiling leak upstairs landing. No details have been found regarding the completion of the repairs. CCs do not show damages.
Unable to confirm the current employment details as the borrower is not an individual.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Credit Application HUD-1 Closing Statement	Field: Age of Loan Loan Value: 55 Tape Value: 56 |---| -1 |----| -1.78571% Comment: Note reflects age of loan as 55 months. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 50.000%   Tape Value: 47.985%   Variance: 2.015%   Variance %: 2.01500%   Comment: LTV is 50%.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.87500%   Tape Value: 9.87500%   Variance: -2.00000%   Variance %: -2.00000%   Comment: Note reflects rate as 7.8750%.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Note reflects address as XXXX. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report states ‘as is'; but the comment and photo addendum reflect scrape peeling and chipping paint from the upstairs bedroom wall and prior evidence of a ceiling leak upstairs landing. However, the appraisal report does not reflect the cost to complete the repair. 1004D is missing from the loan document, and the final HUD-1 does not reflect the escrow holdback."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 signed by the borrower is missing from the loan documents."	* Application Missing (Lvl 2) "Final application signed by the borrower is missing from the loan documents."
																																																																																								* The property type does not match the Appraisal Report (Lvl 2) "The appraisal dated xx/xx/2019 reflects the subject property as a PUD. However, the mortgage notarized on xx/xx/2019 contains a condominium rider."	* Settlement date is different from note date (Lvl 1) "Final HUD-1 reflects closing date as xx/xx/2019. Notary's signature date on the deed of trust is xx/xx/2019. Note date is xx/xx/2019."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
MKNX36EDO31	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	Alabama	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	xx/xx/2019	xx/xx/2019	Commercial	ARM	Cash Out	xx	xx	Reduced	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2018	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 in the amount of xx with xx.
No active judgments or liens have been found.
The annual installments of combined taxes for 2023 are due in the amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 9.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
Unable to confirm the current employment details as the borrower is not an individual.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Hazard Insurance HUD-1 Closing Statement Loan Program Info Disclosure Origination Appraisal	Field: Age of Loan Loan Value: 55 Tape Value: 56 |---| -1 |----| -1.78571% Comment: NA. Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 359   Variance: 1   Variance %: 0.27855%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 65.000%   Tape Value: 62.326%   Variance: 2.674%   Variance %: 2.67400%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.00000%   Tape Value: 9.00000%   Variance: -2.00000%   Variance %: -2.00000%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Purchase   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2049   Tape Value: xx/xx/2049   Variance: 28 (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 305 Tape Value: 304 Variance: 1 Variance %: 0.32894% Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Signed copy of final HUD-1 is missing from the loan documents."
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value at xx. Current UPB xx."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Signed copy of loan program disclosure is missing from the loan documents."
																																																																																								* Missing proof of hazard insurance (Lvl 2) "Valid hazard insurance is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TS68W6XHKS6	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.875%	360	xx/xx/2019	xx/xx/2019	Conventional	ARM	Cash Out	xx	xx	Reduced	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2019	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 in the amount of xx with xx.
No active judgments or liens have been found.
The annual installments of county taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 9.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
Unable to confirm the current employment details as the borrower is not an individual.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Loan Program Info Disclosure	Field: Age of Loan Loan Value: 53 Tape Value: 54 |---| -1 |----| -1.85185% Comment: Age of loan is 53. Tape Source: Initial Tape Type:
Field: Original Appraisal Date   Loan Value: xx/xx/2019   Tape Value: xx/xx/2019   Variance: -4 (Days)   Variance %:    Comment: Original Appraisal Date is xx/xx/2019.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 50.000%   Tape Value: 48.051%   Variance: 1.949%   Variance %: 1.94900%   Comment: As per calculation LTV is 50.000%   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.87500%   Tape Value: 9.87500%   Variance: -2.00000%   Variance %: -2.00000%   Comment: Original Stated Rate is 7.87500%.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property Address Street is XXXX Unit 108 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
																																																																																								* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure signed by the borrower is missing from the loan documents."	* Settlement date is different from note date (Lvl 1) "Final HUD-1 reflects closing date as xx/xx/2019. Notary's signature date on the mortgage is xx/xx/2019. Note date is xx/xx/2019."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
AFWI23WLSM0	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	xx/xx/2019	xx/xx/2019	Commercial	ARM	Purchase	xx	xx	Reduced	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx/xx/2019	xx	Investor	Yes	Yes	Yes	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2019 in the amount of xx with the lender, xx which was recorded on xx/xx/2019.
No active liens and judgments have been found.
The county taxes for 2022-23 are paid.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) and was applied to the due date of xx/xx/2023. The monthly P&I is xx, and the interest rate is 8.750%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) and was applied to the due date of xx/xx/2023. The monthly P&I is xx, and the interest rate is 8.750%. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
Unable to confirm employment details as the borrower is not an individual.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing Dicsloures	Field: Age of Loan Loan Value: 48 Tape Value: 49 |---| -1 |----| -2.04081% Comment: Age of loan is 48. Tape Source: Initial Tape Type:
Field: Any Borrowers Foreign National Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: ARM Index Margin Percent   Loan Value: 7.500%   Tape Value: 2.500%   Variance: 5.000%   Variance %: 5.00000%   Comment: ARM index margin percentage is 7.500%.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: BWR name is 'Trust No.1846MS dated 1st 2019, '.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 60.727%   Tape Value: 57.837%   Variance: 2.890%   Variance %: 2.89000%   Comment: Original standartd LTV is 60.727%.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: 7.50000% Tape Value: 8.75000% Variance: -1.25000% Variance %: -1.25000% Comment: Original stated rate is 7.500%. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 signed by the borrower is missing from the loan documents."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl 2) "Operative income statement/rent schedule/Lease agreement are missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
REBQWJODA1X	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.750%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2019	xx	Primary	Yes	Yes	No	xx	Not Applicable	15.666%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 in the amount of xx with xx and xx.
There is prior judgment active against the borrower in favor of xx in the amount of xx which was recorded on xx/xx/2019. However, the supporting document is not available in UT.
Annual combined taxes for 2023 are due on xx/xx/2023 in the amount of xx.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.
In the prior PH, the principal was applied multiple times in the amount of xx on xx/xx/2021 and xx/xx/2021 respectively.

Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
As per the final application, the borrower has been the owner of xx for 18 years.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure	Field: Age of Loan Loan Value: 47 Tape Value: 48 |---| -1 |----| -2.08333% Comment: Age of loan is 47. Tape Source: Initial Tape Type:
Field: Any Borrowers Foreign National Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: ARM Index Margin Percent   Loan Value: Not Applicable   Tape Value: 8.750%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: ARM Lifetime Cap Rate   Loan Value: Not Applicable   Tape Value: 8.750%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: ARM Lifetime Floor Percent   Loan Value: Not Applicable   Tape Value: 8.750%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower last name is XXXX.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: Reduced   Variance:    Variance %:    Comment: Loan documentation type is Full Documentation.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 80.000% Tape Value: 34.188% Variance: 45.812% Variance %: 45.81200% Comment: As per calculation LTV is 80.000%. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of -xx. Reason for Finance charge under disclosure is unknown as the fee itemization is missing. The subject loan is a purchase, originated on xx/xx/2019 and the 1-year SOL is expired."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial CD is missing from loan documents. The subject loan is a purchase, originated on xx/xx/2019 and the 1-year SOL is expired."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 9.027% exceeds APR threshold of 5.270% over by +3.757%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx)."
																																																																																								* Missing Initial Closing Disclosure (Lvl 2) "Initial closing disclosure is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QUHRGEPCP70	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.841%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx/xx/2018	xx	Secondary	Yes	Yes	No	Not Applicable	Not Applicable	25.473%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the latest updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2018 in the amount of xx in favor of xx for xx, which was recorded on xx/xx/2018.
There is one credit card judgment found against the subject borrower in favor of xx in the amount of xx which was recorded on xx/xx/2021.
Annual combined taxes for 2022 were paid in the amount of xx on xx/xx/2022.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 10.841%. The current UPB is xx.	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No evidence related to the occupancy or current condition of the subject property has been found in the collection comments. No details pertaining to the damage to the subject property have been observed.
As per the final 1003, the borrower has been the owner of xx for 10 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing Initial Closing Disclosure Transmittal (1008)	Field: Age of Loan Loan Value: 58 Tape Value: 47 |---| 11 |----| 23.40425% Comment: Tape Source: Initial Tape Type:
Field: Any Borrowers Foreign National Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2019   Tape Value: xx/xx/2020   Variance: -365 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: Reduced   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 348   Variance: 12   Variance %: 3.44827%   Comment: The loan maturity months is 360.   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Secondary   Tape Value: Primary   Variance:    Variance %:    Comment: Tape data shows property occupancy primary as per loan documents property occupancy was secondary.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/xx/2018   Tape Value: xx/xx/2019   Variance: -365 (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 1.17647%   Comment: The appraised value is xx.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-0.44   Variance %: -0.00021%   Comment: Tape data shows loan amount xx however as per loan documents loan amount shows in the amount of xx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2018   Tape Value: xx/xx/2019   Variance: -363 (Days)   Variance %:    Comment: Tape data shows note date xx/xx/2019 however as per loan document note was xx/xx/2018.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 79.125%   Tape Value: 77.736%   Variance: 1.389%   Variance %: 1.38900%   Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: No Discrepancy.   Tape Source: Initial   Tape Type:
Field: Property City Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape data shows property city name as XXXX however loan documents shows property city as XXXX. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final CD as xx. Calculated finance charge is xx for an under disclosed amount of -xx. Reason for Finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is purchase case, originated on xx/xx/2018 and the SOL is 1 year."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "Compliance ease TRID tolerance test is incomplete due to initial closing disclosure is missing from the loan document. Subject loan is purchase case, originated on xx/xx/2018 and the SOL is 1 year."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD missing is from loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance is missing from loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."	* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as xx/xx/2018.Notary's signature date on the Mortgage/Deed of Trust is xx/xx/2018.Note date is xx/xx/2018."	Moderate	Not Covered	Fail	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Q5MEAQ7VA6T	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.500%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2020	xx	Investor	No	Not Applicable	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023 the subject mortgage was originated on xx/xx/2020 and was recorded on xx/xx/2020 in the amount of xx in favor of "xx".
No active liens and judgments have been found against borrower and property.
No prior year delinquent taxes have been found.
The water charges for 2023 are delinquent in the total amount of xx which were good through xx/xx/2023.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
Unable to determine current occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
Unable to confirm the current employment details as the borrower is not an individual.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Flood Certificate	Field: Age of Loan Loan Value: 35 Tape Value: 36 |---| -1 |----| -2.77777% Comment: Age of loan is 35. Tape Source: Initial Tape Type:
Field: ARM Index Margin Percent   Loan Value: Not Applicable   Tape Value: 8.500%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: ARM Lifetime Cap Rate   Loan Value: Not Applicable   Tape Value: 8.500%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: ARM Lifetime Floor Percent   Loan Value: Not Applicable   Tape Value: 8.500%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 1.17   Tape Value: 1.29   Variance: -0.12   Variance %: -9.30232%   Comment: Debt service coverage ratio (DSCR) is 0.59.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 65.000%   Tape Value: 57.810%   Variance: 7.190%   Variance %: 7.19000%   Comment: Original standard LTV is 65.000%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property address street is XXXX. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final application is missing from the loan documents." * Missing flood cert (Lvl 2) "Flood certificate is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1FTVQDLOPY2	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.500%	360	xx/xx/2020	xx/xx/2020	Commercial	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2020	xx	Investor	No	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023 the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2021 in the amount of xx in favor of "xx".
No active judgments or liens were found.
The annual county taxes for 2022 were paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 8.500%. The current UPB is xx.	Collections Comments:The latest collection comments are missing from the loan file. The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. No details pertaining to the damage to the subject property have been observed.
Unable to confirm the current employment details as the borrower is not an individual.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Flood Certificate	Field: Age of Loan Loan Value: 33 Tape Value: 34 |---| -1 |----| -2.94117% Comment: NA Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 1.67   Tape Value: 1.4   Variance: 0.27   Variance %: 19.28571%   Comment: NA   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: 65.000% Tape Value: 63.689% Variance: 1.311% Variance %: 1.31100% Comment: NA Tape Source: Initial Tape Type:	3: Curable		* Application Missing (Lvl 3) "Final application is missing from the loan documents." * Missing flood cert (Lvl 3) "Flood certificate is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
VOCN50AXJOA	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.500%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xx	xx	Reduced	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Investor	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 in the amount of xx with the lender "xx" which was recorded on xx/xx/2021.
No active judgments or liens have been found.
The county taxes for 2022 were paid on xx/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The monthly P&I is xx and the interest rate is 8.5%. The current UPB is xx
Collections Comments:Collection comments are missing from the loan file.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023.
The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
Unable to confirm the current employment details as the borrower is not an individual.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Subject mortgage was originated on xx/xx/2021 in the amount of xx. Seller's tape shows the original balance is xx. UT shows a title defect for the loan amount that is based on an unrecorded mod or contract. However, evidence of loan modification is not available. BWR is current with the loan, and the UPB is xx.	Appraisal (Incomplete) Credit Application Flood Certificate	Field: Age of Loan Loan Value: 32 Tape Value: 33 |---| -1 |----| -3.03030% Comment: NA Tape Source: Initial Tape Type:
Field: Any Borrowers Foreign National Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 1.03   Tape Value: 1.01   Variance: 0.02   Variance %: 1.98019%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-1000.00   Variance %: -0.58823%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 50.904%   Tape Value: 49.915%   Variance: 0.989%   Variance %: 0.98900%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/xx/2051 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Application Missing (Lvl 3) "Final application is missing from the loan documents."
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3)     "Appraisal report in the loan file is "xx" The photo addendum of the subject property located at "xx", the final HUD-1 does not reflect any holdbacks."
																																																																																							* Missing flood cert (Lvl 3) "Flood certificate is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
F3M15GW7DSD	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.125%	360	xx/xx/2021	xx/xx/2021	Commercial	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 in the amount of xx with the lender "xx" which was recorded on xx/xx/2021.
No active judgments or liens have been found.
The county taxes for 2022 were paid on xx/xx/2022.
The water/sewer charges for 2023 are delinquent in the amount of xx which were due on xx/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P&I is xx, and the interest rate is 8.125%. The current UPB is xx.	Collections Comments:Collection comments are missing from the loan file.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
Unable to confirm the current employment details as the borrower is not an individual.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application HUD-1 Closing Statement Initial 1003_Application	Field: Age of Loan Loan Value: 32 Tape Value: 33 |---| -1 |----| -3.03030% Comment: Note reflects age of loan as 32 months. Tape Source: Initial Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 2.45   Tape Value: 2.91   Variance: -0.46   Variance %: -15.80756%   Comment: DSCR is 2.45.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2021   Variance: 9 (Days)   Variance %:    Comment: Note date is xx/xx/2021.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 37.500% Tape Value: 36.718% Variance: 0.782% Variance %: 0.78200% Comment: LTV is 37.500%. Tape Source: Initial Tape Type:	3: Curable	* Application Missing (Lvl 3) "Final application signed by the borrower is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final HUD-1 signed by the borrower is missing from the loan documents. Unsigned copy of HUD-1 is available at "xx"."
																																																																																							* Missing Initial 1003_Application (Lvl 3) "The initial application signed by the loan originator is missing from the loan documents."		* Settlement date is different from note date (Lvl 1) "Final HUD-1 reflects settlement date as xx/xx/2021. Notary's signature date on the mortgage is xx/xx/2021. Note date is xx/xx/2021."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
1KV8H9B2UG1	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.750%	360	xx/xx/2019	xx/xx/2019	Commercial	ARM	Cash Out	xx	xx	Reduced	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2019	xx	Investor	Yes	No	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 in the amount of xx with xx.
No active judgments or liens have been found.
The annual installments of combined taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
The annual installments of combined taxes for 2023 are due in the amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 9.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
Unable to confirm the current employment details as the borrower is not an individual.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application HUD-1 Closing Statement Loan Program Info Disclosure	Field: Age of Loan Loan Value: 52 Tape Value: 54 |---| -2 |----| -3.70370% Comment: As per note. Tape Source: Initial Tape Type:
Field: Any Borrowers Foreign National Indicator   Loan Value: Unavailable   Tape Value: Yes   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2019   Tape Value: xx/xx/2019   Variance: 30 (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2019   Tape Value: xx/xx/2019   Variance: 7 (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 57.241%   Tape Value: 54.986%   Variance: 2.255%   Variance %: 2.25500%   Comment: As per calculation.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.75000%   Tape Value: 9.75000%   Variance: -2.00000%   Variance %: -2.00000%   Comment: As per note.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per note.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2049   Tape Value: xx/xx/2049   Variance: 31 (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 308 Tape Value: 307 Variance: 1 Variance %: 0.32573% Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Signed copy of final HUD-1 is missing from the loan documents."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
																																																																																								* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
M1RWH5H4Y6Z	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	30.347%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 in the amount of xx with xx, and it was recorded on xx/xx/2021.
No active judgments or liens found.
The annual combined taxes for 2023 are due in the amount of xx on xx/xx/2023.
As per updated title report, no prior year taxes are delinquent.
As per the review of the updated payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date for payment is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which applied for xx/xx/2023. The current P&I is xx with an interest rate of 3.250%. The UPB as of the date mentioned in the updated payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
The borrower's employment details are not available in the loan file. BWR was qualified using social security and retirement income.
The loan was originated on xx/xx/2021 and the covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property Marketability Issues  (Lvl 3)     "Tape shows four defects related to the comparables used in the report. The review of the appraisal report shows that the subject is in a suburban area, and comp #3 is 3.59 miles away from the subject. The comps used are dissimilar in terms of property condition, GLA, and additional amenities. Comp #2, with a sales price of xxK, is closest to the subject property, valued at xxK. XXXX search shows the estimated value at xxK. Current UPB is xxK."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated business disclosure is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
A9BHAX9U0EU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maine	xx	xx	xx	Maine	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	47.794%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021, which recorded on xx/xx/2021 with instrument# xx in the amount of xx in favor of xx
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The first installment of town taxes for 2023 is paid in the amount of xx on xx/xx/2022.
The second installment of town taxes for 2023 is paid in the amount of xx on xx/xx/2023.
The first installment of town taxes for 2024 is due in the amount of xx on xx/xx/2023.
The second installment of town taxes for 2024 is due in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history dated xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023 which was applied for the due date xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 3.125%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history dated xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx.
No information has been found related to damage or repairs.
The loan was originated on xx/xx/2021 and the Covid-19 attestation document is available in the loan file located at "xx"
As per the seller's tape data, the subject property is owner-occupied.
As per the comment dated xx/xx/2023, the RFD is borrower illness and missing work. Also, the same comment shows the Covid forbearance plan is available.
As per 1003, the borrower has been working at xx as a xx for 72 months.
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	3: Curable	* Missing Initial 1003_Application (Lvl 3) "Initial application is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 47.79%. Tape shows undisclosed debt opened prior to closing may push DTI to 58.84%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2021, and the 3-year SOL is active."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.49% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 47.79%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
L5U83D2AF35	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Hampshire	xx	xx	xx	New Hampshire	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2020	xx/xx/2020	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	xx	38.731%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xx with xx
There is junior mortgage active against the subject property in favor of xx in the amount of xx.
All prior year’s taxes have been paid.
No prior year’s delinquent taxes have been found.

As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
As per the final application, the borrower has been working at xx as a xx for 25 years.
Covid-19 attestation is located at "xx".
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 38.731% Tape Value: 46.500% |---| -7.769% |----| -7.76900% Comment: As per calculation. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 25.996%   Tape Value: 44.000%   Variance: -18.004%   Variance %: -18.00400%   Comment:    Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2020   Tape Value: xx/xx/2023   Variance: -1003 (Days)   Variance %:    Comment: As per note.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 101.084%   Tape Value: 96.500%   Variance: 4.584%   Variance %: 4.58400%   Comment: As per calculation.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2020   Tape Value: xx/xx/2022   Variance: -519 (Days)   Variance %:    Comment: As per note, date is xx/xx/2020.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 98.189% Tape Value: 96.500% Variance: 1.689% Variance %: 1.68900% Comment: As per calculation. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the loan was repurchased due to a CAIVRS alert triggered for BWR; however, the BWR is unresponsive. Further details not provided."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 4.674% exceeds APR threshold of 4.460% over by +0.214%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 4.674% exceeds APR threshold of 4.460% over by +0.214%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx)."
* MI, FHA or MIC missing and required (Lvl 2)     "Mortgage insurance certificate is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS report is missing from the loan file."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
65OLUMBYWPK	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Hampshire	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	41.000%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 in the amount of xx with the lender, "xx" which was recorded on xx/xx/2021.
No active judgments or liens have been found.
The first installment of city taxes was paid on xx/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount xx which was applied to the due date of xx/xx/2023. The monthly P&I is xx and the interest rate 2.625%. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower is receiving social security and pension in the amount of xx per month. No other income or employment information was found in the loan application.
Covid-19 attestation is available at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Housing Ratio per U/W (Initial Rate) Loan Value: 28.437% Tape Value: 28.000% |---| 0.437% |----| 0.43700% Comment: Housing ratio per U/W 28.000% in audit 28.437% Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 77.959%   Tape Value: 77.960%   Variance: -0.001%   Variance %: -0.00100%   Comment: Original CLTV Ratio Percent 77.960% In audit 77.959%   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2022   Variance: -465 (Days)   Variance %:    Comment: Original Note Doc Date xx/xx/2022 as per note - xx/xx/2021   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: 77.959% Tape Value: 77.960% Variance: -0.001% Variance %: -0.00100% Comment: Original Standard LTV 77.960% in audit 77.959% Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report in the loan file is "as is". The improvement section of the subject property shows railing is missing from all staircases, and the cost to cure each staircase is xx. The final CD does not reflect any holdback."	* Property Marketability Issues (Lvl 3) "The tape shows the subject loan was repurchased, as the UCDP submission reflects a CU score of 5, which indicates a heightened risk of appraisal quality issues and overvaluation. Further details not provided. The review of the appraisal report shows that the comparables selected are not similar in terms of lot size, room count, GLA, property upgrades, and additional amenities. Comp #3, with a sales price of xxK, is closest to the subject property valued at xxK. A XXXX search shows an estimated value of xxK. Current UPB xxK."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan document. Downgraded the exception as SOL has been expired. - xx/xx/2024."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
VJ6TPSO3AXB	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	45.241%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 in the amount of xx in favor of "xx" which was recorded on xx/xx/2022.
No active judgments or liens have been found.
The combined and school taxes for 2023 are paid off in the total amount of xx. No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current on the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 3.250%, which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx.
No bankruptcy or foreclosure evidence has been found.
The Covid-19 attestation is available at "xx".
As per the final application, previously, the borrower worked at xx as a xx for 18 months.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 45.241% Tape Value: 45.238% |---| 0.003% |----| 0.00300% Comment: As per final documents borrower DTI is 45.241%. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date Loan Value: xx/xx/2022 Tape Value: xx/xx/2023 Variance: -577 (Days) Variance %: Comment: As per documents interest paid through date is xx/xx/2022 Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Pennsylvania license validation test due to the Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.  The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (xx) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary Mortgage Loan License, Pennsylvania Unlicensed (xx), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009.""
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 45.24%. Tape shows BRW1 does not have sufficient documentation to consider the commission income as a 24-month history of commission income is necessary. BWR1 has 1.42 years as territory manager, 0X30 since inception, and FICO 715 Lender defect. Further details were not provided. The subject loan originated on xx/xx/2021, and the 3-year SOL is active."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.241%, as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by LP (xx) and its recommendation is "xx" with a DTI of 45.00%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
I6QOAR8H7C8	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx/xx/2020	xx	Primary	Yes	Yes	Yes	xx	Not Applicable	46.758%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xx in favor of "xx".
No active liens and judgments have been found.
The annual combined taxes for 2023 are due in the amount of xx for xx/xx/2024.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 3.375% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 3.375% which was applied for the due date of xx/xx/2023. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
The loan was originated on xx/xx/2020. The Covid-19 attestation is located at "xx".
As per the final application, the borrower has been working at xx as a xx for 2.625 years.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Borrower DTI Ratio Percent Loan Value: 46.758% Tape Value: 47.000% |---| -0.242% |----| -0.24200% Comment: As per Tape data, Post Close DTI is 47.000%. However Final Application documents reflect as 46.758%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 23.375%   Tape Value: 23.000%   Variance: 0.375%   Variance %: 0.37500%   Comment: As per Tape data, Post Close Housing Ratio is 23.000%. However Final Application documents reflect as 23.375%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 58.621%   Tape Value: 58.630%   Variance: -0.009%   Variance %: -0.00900%   Comment: Collateral Value used for Underwriting: xx. Amount of Secondary Lien(s): 0.00. Loan Amount: xx. CLTV 58.621%   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2020   Tape Value: xx/xx/2020   Variance: -5 (Days)   Variance %:    Comment: Original note reflects, note date is xx/xx/2020.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 58.621%   Tape Value: 58.630%   Variance: -0.009%   Variance %: -0.00900%   Comment: Collateral Value used for Underwriting: xx. Amount of Secondary Lien(s): 0.00. Loan Amount: xx. LTV 58.621%   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Low Rise Condo (1-4 Stories) Variance: Variance %: Comment: Appraisal reflect property has 27 stories. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Tape shows subject is a condotel. Subject is a xx complex in SC. Resort has restaurants, water park. Realtor.com shows an estimated value of xxK. Current UPB xxK. Elevated for client review."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Intent to Proceed Missing  (Lvl 2)     "Borrower's intent to proceed is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.758% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (Locator#331-xx Pg#624) and its recommendation is Approve/Ineligible with a DTI of 46.758%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
ZUG03UX95JI	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	48.508%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 in the amount of xx with the lender, xx which was recorded on xx/xx/2021.
No active judgments or liens have been found.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 3.500% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 3.500% which was applied for the due date of xx/xx/2023. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
The loan was originated on xx/xx/2021. Seller's tape data shows that the borrower was not employed at closing and is not currently working. Further details not provided.
The Covid-19 attestation is located at "xx".
As per the final application, the borrower has been working at xx as a xx for 58 months.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure Missing or error on the Rate Lock Right of Rescission	Field: Original CLTV Ratio Percent Loan Value: 70.026% Tape Value: 71.000% |---| -0.974% |----| -0.97400% Comment: NA Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2021   Variance: -1 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 70.026%   Tape Value: 71.000%   Variance: -0.974%   Variance %: -0.97400%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents."xx"
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "Loan fails the complianceEase delivery and timing test for the initial closing disclosure dated xx/xx/2021 and electronically signed on xx/xx/2021, which is less than 3 business days before the consummation date of xx/xx/2021. The subject loan is a refinance, originated on xx/xx/2021 and the SOL is 3 years."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 3) "Notice of right to cancel is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48%. The tape shows the loan was repurchased as the BWR was not employed at closing and lender missed the term date on VOE. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL is active. BWR has xxK equity in subject and has been 0X30 since inception."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.508%, as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is "xx" with a DTI of 48.51%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
Z9DQFCOUJUP	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.250%	360	xx/xx/2021	xx/xx/2021	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	33.984%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 in the amount of xx with the lender "xx" which was recorded on xx/xx/2021.
There is a prior mortgage against the subject property in favor of "xx" which was originated on xx/xx/2019 and recorded on xx/xx/2019 with the amount of xx.
The first, second and third installments of county taxes for 2023 are due total in the amount of xx.
The water charges for 2023 has been delinquent in the total amount of xx which are payable through xx/xx/2023.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
Unable to determine current occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final application, the borrower has been working at xx as a xx for 90 months.
The Covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Borrower DTI Ratio Percent Loan Value: 33.984% Tape Value: 33.970% |---| 0.014% |----| 0.01400% Comment: NA. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 17.691%   Tape Value: 17.689%   Variance: 0.002%   Variance %: 0.00200%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 81.926%   Tape Value: 81.930%   Variance: -0.004%   Variance %: -0.00400%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2021   Variance: -6 (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 81.926% Tape Value: 81.930% Variance: -0.004% Variance %: -0.00400% Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "In VA refinance loans, there should be a waiting period or gap between the 210-day period from the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans. In this loan, the waiting period is not satisfied."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
5GPL8LH8HCU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maine	xx	xx	xx	Massachusetts	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	xx/xx/2016	xx/xx/2016	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Single Family	xx/xx/2016	xx	Primary	Yes	Yes	No	xx	xx	45.379%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	xx	2.875%	xx	xx/xx/2022	XXXX	As per the review of the updated title report dated xx/xx/2023, the subject mortgage originated on xx/xx/2016 and was recorded on xx/xx/2016 in the amount of xx in favor of "xx".
No active judgments or liens were found.
The county annual taxes for 2023 were paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 2.880%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB is xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
As per the final application, the borrower has been working at xx as a xx for 11.6 years. The comment dated xx/xx/2023 shows that borrower's income has been impacted by Covid-19. The forbearance plan was offered to the borrower.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement signed between the borrowers "xx" and lender "xx" with an effective date of xx/xx/2022 shows the new modified unpaid principal balance is xx, out of which xx is the interest-bearing amount and the deferred amount is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 2.875% starting on xx/xx/2022.	Missing DU/GUS/AUS Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 45.379% Tape Value: 45.000% |---| 0.379% |----| 0.37900% Comment: As per calculation. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2022   Tape Value: xx/xx/2023   Variance: -534 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2017   Tape Value: xx/xx/2022   Variance: -1916 (Days)   Variance %:    Comment: As per note.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 37.511%   Tape Value: 38.000%   Variance: -0.489%   Variance %: -0.48900%   Comment: As per calculation.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2016   Tape Value: xx/xx/2022   Variance: -2161 (Days)   Variance %:    Comment: As per note.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-2207.97   Variance %: -0.71119%   Comment: As per note.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 91.741%   Tape Value: 91.750%   Variance: -0.009%   Variance %: -0.00900%   Comment: As per calculation.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2016   Tape Value: xx/xx/2023   Variance: -2446 (Days)   Variance %:    Comment: As per note.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 91.741%   Tape Value: 91.750%   Variance: -0.009%   Variance %: -0.00900%   Comment: As per calculation.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 37.16602%   Comment: As per note.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 4.12500%   Tape Value: 2.87500%   Variance: 1.25000%   Variance %: 1.25000%   Comment: As per note.As per calculation.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod Loan Value: xx Tape Value: xx Variance: xx Variance %: 16.08399% Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45%. Tape shows an income miscalculation. BWR has 11.6 years on the job as xx, 0X30 since inception, FICO 681, and xxk equity in the subject. Further details not provided. Lender defect. The subject loan originated on xx/xx/2016, and the 3-year SOL has expired."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. LE dated xx/xx/2016 reflects Transfer Taxes at xx. However, CD dated xx/xx/2016 reflects Transfer Taxes at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2016 and the 1 year SOL is expired."
* MI, FHA or MIC missing and required (Lvl 2)     "Mortgage insurance certificate is missing from loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.379%, as the borrowers’ income is xx, and total expenses are in the amount of xx. AUS at closing is missing from the loan documents. Subject loan originated on xx/xx/2017 and the 3 year SOL is expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
5Q7ZCHZ0HO2	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2019	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.397%	First	Final policy	Not Applicable	Not Applicable	Unavailable	xx	Unavailable	Unavailable	Unavailable	Unavailable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 in the amount of xx with xx.
There is junior mortgage active against the subject property in favor of xx in the amount of xx which was recorded on xx/xx/2022.
All prior year’s taxes have been paid.
Water/sewer charges of 2023 have been delinquent in the total amount of xx which were good through xx/xx/2023.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
As per the final application, the borrower has been working at xx as a xx. customer service teller for 11 years.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage with P&I of xx with the rate of interest 3.3750% and a maturity date of xx/xx/2049. The P&I as per payment history is the xx and rate of interest is 3.375%. Seller’s tape shows modification was made on xx/xx/2023. As per comment dated xx/xx/2023, the mod was completed with the new UPB of xx. However, the modification document is missing from the loan file.

Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 44.397% Tape Value: 44.000% |---| 0.397% |----| 0.39700% Comment: Borrower DTI ratio percent 44.000% 44.397%. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx/xx/2023   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 44.397%   Tape Value: 44.000%   Variance: 0.397%   Variance %: 0.39700%   Comment: Housing ratio per U/W 44.000% in audit 44.397%   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2019   Tape Value: xx/xx/2023   Variance: -1400 (Days)   Variance %:    Comment: Interest paid through date xx/xx/2023 as per note xx/xx/2019.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 67.164%   Tape Value: 67.170%   Variance: -0.006%   Variance %: -0.00600%   Comment: Original CLTV Ratio Percent 67.170% In audit 67.164%   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2019   Tape Value: xx/xx/2023   Variance: -1404 (Days)   Variance %:    Comment: Original Note Doc Date xx/xx/2023 as per note - xx/xx/2019   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 67.164%   Tape Value: 67.170%   Variance: -0.006%   Variance %: -0.00600%   Comment: Original Standard LTV 67.170% in audit 67.164%   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/xx/2049 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.39%. Tape shows BWR income is insufficient and revised DTI is 54.81%. BWR has 11 years on the job as xx with a total monthly income of xx, 0X30 since inception, FICO 641, and xxk equity in the subject. Further details not provided. Lender defect. The subject loan originated on xx/xx/2019, and the 3-year SOL has expired."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2019 does not reflect Points - Loan Discount Fee. However, FCD dated xx/xx/2019 reflects Points - Loan Discount Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2019 and the 1-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan document."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.397%, as the borrower’s income is xx, and total expenses are in the amount of xx, and the loan was underwritten by LP (xx) and its recommendation is "xx" with a DTI of 44.00%"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
0GFR3O04KVE	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	46.841%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 in the amount of xx with the lender, "xx" which was recorded on xx/xx/2021.
No active judgments or liens have been found.
Annual combined taxes for 2023 have been due in the amount of xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The monthly P&I is xx and the interest rate is 2.75%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
Covid-19 attestation is located at "xx, the borrower has been working at xx as a xx for 84 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Borrower DTI Ratio Percent Loan Value: 46.841% Tape Value: 47.000% |---| -0.159% |----| -0.15900% Comment: As per final documents borrower DTI is 46.841% Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: 21.347% Tape Value: 31.000% Variance: -9.653% Variance %: -9.65300% Comment: As per 1008 housing ratio is 21.34% Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 46.84%. Tape shows both BWRs income miscalculation and revised DTI is 55%. BWR has 7 years of SE as a veterinarian, 0X30 since inception, FICO of 788, and xxk equity in the subject. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL is active."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from loan documents.

Downgraded the exception as SOL has been expired. - xx/xx/2024."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.841%, as the borrower's income is xx and total expenses are in the amount of xx and the loan was underwritten by LP (xx) and its recommendation is "xx" with a DTI of 47.00%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
NETGDDT7NI9	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Nebraska	xx	xx	xx	Nebraska	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.125%	180	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	45.927%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 in the amount of xx with the lender, "xx" which was recorded on xx/xx/2021.
No active judgments or liens have been found.
The county taxes for 2022 were paid on xx/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The monthly P&I is xx and the interest rate is 2.125%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
Covid-19 attestation is located at "xx".
As per the loan application, the borrower has been working at xx since xx/xx/2015.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure	Field: Housing Ratio per U/W (Initial Rate) Loan Value: 41.032% Tape Value: 41.027% |---| 0.005% |----| 0.00500% Comment: NA Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 51.685%   Tape Value: 52.000%   Variance: -0.315%   Variance %: -0.31500%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2021   Variance: -6 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 51.685%   Tape Value: 52.000%   Variance: -0.315%   Variance %: -0.31500%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimate value at xxK. Current UPB is xxK."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45.92%. Tape shows undisclosed mortgage debt opened prior to closing, which may push DTI to 58.38%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2021, and the 3-year SOL is active."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.92% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 45.92%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
H6Q50AHMC35	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	240	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	30.221%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
No active judgments or liens have been found.
The first and second installments of combined taxes for 2023 have been paid in the total amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower has been working at xx as a xx for 3.8 years. Unable to confirm the current employment details of the co-borrower from the final 1003 and collection comments.
The loan was originated on xx/xx/2021. As per the comment dated xx/xx/2022 and the seller’s tape data, the borrower was not employed at the closing.
Covid-19 attestation is available in the loan file, which is located at "xx".
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Right of Rescission	Field: Original CLTV Ratio Percent Loan Value: 57.264% Tape Value: 58.000% |---| -0.736% |----| -0.73600% Comment: Collateral Value used for Underwriting: 214,000.00. Loan Amount: 122,545.00 CLTV = 57.264% Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 57.264% Tape Value: 58.000% Variance: -0.736% Variance %: -0.73600% Comment: Collateral Value used for Underwriting: 214,000.00. Loan Amount: 122,545.00 LTV = 57.264% Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is missing from the loan file."
* Intent to Proceed Missing  (Lvl 3)     "Borrower's intent to proceed is missing from the loan documents."
																																																																																							* Right of Rescission missing or unexecuted (Lvl 3) "Right of rescission signed by the borrower is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 30.22%. Tape shows the loan was repurchased from FNMA. BWR was not employed at the time of closing. Post-close confirmed BWR was SE and does not meet the 2-year history requirement. Further details not provided. BWR defect. The subject loan originated on xx/xx/2021, and the 3-year SOL is active."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
YS0YCFUGELK	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	48.512%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
No active judgments or liens have been found.
The annual installments of combined taxes for 2023 have been paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
The loan was originated on xx/xx/2021. As per the comment dated xx/xx/2022 and the seller's tape data, the borrower was not employed at xx
As xx, the borrower has been working at the "xx" as a xx for 21.6 years.
Covid-19 attestation is available in the loan file, which is located at "xx".
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 48.512% Tape Value: 48.509% |---| 0.003% |----| 0.00300% Comment: Borrower DTI ratio percent 48.509% 48.512%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 28.423%   Tape Value: 28.420%   Variance: 0.003%   Variance %: 0.00300%   Comment: Housing ratio per U/W 28.420% in audit 28.423%   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2023   Variance: -911 (Days)   Variance %:    Comment: Interest paid through date xx/xx/2023 as per note xx/xx/2021.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 76.111%   Tape Value: 77.000%   Variance: -0.889%   Variance %: -0.88900%   Comment: Original CLTV Ratio Percent 77.000% in audit 76.111%   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2021   Variance: -6 (Days)   Variance %:    Comment: Original Note Doc Date xx/xx/2021 as per note - xx/xx/2021.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 76.111% Tape Value: 77.000% Variance: -0.889% Variance %: -0.88900% Comment: Original Standard LTV 77.000% in audit 76.111% Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48.512%. Tape shows the BWR was not employed at xx as xx. Further details not provided. BWR defect. The subject loan was originated on xx/xx/2021, and the 3-year SOL is active."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan failed the revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. The revised closing disclosure is dated xx/xx/2021, and the receipt date is xx/xx/2021, which is after the consummation date of xx/xx/2021. The subject loan is a refinance, originated on xx/xx/2021 and the SOL is 3 years.

Downgraded the exception as SOL has been expired. - xx/xx/2024."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.512%, as the borrower’s income is xx, and total expenses are in the amount of xx, and the loan was underwritten by DU (xx) and its recommendation is "xx" with a DTI of 48.51%"	* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as xx/xx/2021. Notary's signature date on the deed of trust is xx/xx/2021. Note date is xx/xx/2021."	Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
Q6L13N5IDO4	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arkansas	xx	xx	xx	Arkansas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	43.316%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
No active judgments or liens have been found.
All prior year’s taxes have been paid.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
As per the final application, the borrower has been working at xx as a xx for 9.6 years.
Covid-19 attestation is located at "xx".
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Housing Ratio per U/W (Initial Rate) Loan Value: 22.325% Tape Value: 22.235% |---| 0.090% |----| 0.09000% Comment: Tape Source: Initial Tape Type:
Field: Interest Paid Through Date Loan Value: xx/xx/2023 Tape Value: xx/xx/2023 Variance: 31 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed disclosure is missing from the loan documents."
* Property Marketability Issues (Lvl 3) "The tape shows three appraisal-related defects that were not curable. The review loan documents show the lender failed to obtain a copy of the existing survey, which was required to be performed per sales contract, and the original appraisal contains a discrepancy on the number of bathrooms in the subject property. The review of the appraisal report shows that the comparables selected are not similar in terms of date of sale, lot size, quality of construction, room count, GLA, property upgrades, and additional amenities. A Realtor.com search shows an estimated value of xxK. Current UPB xxK."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is purchase transaction, originated on xx/xx/2021 and the SOL is 1 year."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Initial loan estimate dated xx/xx/2021 does not reflect Points - Loan Discount Fee. However, final CD dated xx/xx/2021 reflects  Points - Loan Discount Fee at xx.
Initial loan estimate dated xx/xx/2021 reflects Appraisal Fee at xx. However, in final CD dated xx/xx/2021 Appraisal Fee reflects at xx.
This is a cumulative increase in fees of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is purchase transaction, originated on xx/xx/2021 and the SOL is 1 year."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.31% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 43.31%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
D72KMG41BTG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	44.854%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with the lender xx.
No active liens or judgments have been found against the borrower or subject property.
The annual combined taxes for 2022 were paid in the amount of xx.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 3.625%.

Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated xx/xx/2021, the borrower’s income was impacted by Covid-19. The forbearance plan for 6 months began on xx/xx/2021 and ran until xx/xx/2022.
As per the comment dated xx/xx/2022, the subject property is owner occupied.
As per the sellers tape, the subject property was damaged due to mold and plumbing. The property needs repair. CCs do not show damage.
As per the final application, the borrower has been working at xx as a xx for 114 months.
The Covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 44.854% Tape Value: 45.000% |---| -0.146% |----| -0.14600% Comment: Borrower DTI Ratio Percent is 44.854% Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 18.690%   Tape Value: 19.000%   Variance: -0.310%   Variance %: -0.31000%   Comment: Housing Ratio per U/W is 18.690%   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: Investor   Variance:    Variance %:    Comment: Occupancy at Origination is Primary   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 59.765%   Tape Value: 59.770%   Variance: -0.005%   Variance %: -0.00500%   Comment: Original CLTV Ratio Percent is 59.765%   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2021   Variance: -5 (Days)   Variance %:    Comment: Original Note Doc Date is xx/xx/2021   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 59.765% Tape Value: 59.770% Variance: -0.005% Variance %: -0.00500% Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report in the loan file is "as is ". The property report in the loan file located at "xx", such as scratches being noticed on the side door, tiles being broken in the kitchen, mold-like substances being noticed in the bathroom, a broken mirror in the bathroom, and holes being noticed on the bathroom wall. The appraisal report is not completed for FHA lending purposes. Also, the tape shows there are issues with health and safety; mold and plumbing inspections are required. The updated 1004D/Completion report is missing from the loan documents. The final CD does not reflect any holdbacks."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.85% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is "xx" with a DTI of 44.86%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
II29CGQ4S47	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.500%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	34.293%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx in favor of "xx".
No active judgments or liens were found.
The annual county taxes for 2023 were paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 2.50%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 2.50%. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
As per the appraisal report located at "xx" photo addendum shows slight settlement damage to the exterior brick. CCs do not show damages.
As per the seller’s tape data, the subject property is owner occupied.
As per the final 1003 application, previously, the borrower joined "XXXX" on xx/xx/2014. Later, the borrower joined "xx" on xx/xx/2018. Currently, the borrower has been working at xx as a xx.
The loan was originated on xx/xx/2021 and the covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Borrower DTI Ratio Percent Loan Value: 34.293% Tape Value: 35.000% |---| -0.707% |----| -0.70700% Comment: Borrower DTI ratio percent 35.000% In audit 34.293%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 28.175%   Tape Value: 28.000%   Variance: 0.175%   Variance %: 0.17500%   Comment: Housing ratio per U/W 28.000% in audit 28.175%   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2023   Variance: -883 (Days)   Variance %:    Comment: Interest paid through date xx/xx/2023 as per note xx/xx/2021.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2021 Tape Value: xx/xx/2022 Variance: -355 (Days) Variance %: Comment: Original Note Doc Date xx/xx/2022 as per note - xx/xx/2011. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report shows ‘as is’ conditions. However, photo addendum shows settlement was observed only on the exterior bricks. The estimated cost to cure is not available in the loan documents. Updated 1004D/completion report is missing from the loan documents and final CD does not reflect escrow holdback amount."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 34.29%.Tape shows lender miscalculated xxK student loan debts. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL is active. BWR has been a program manager for last 2 years, has a 769 FICO and 0X30 since inception.

Downgraded the exception as SOL has been expired. xx/xx/2024."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the Pennsylvania license validation test due to the Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008. The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (xx) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary Mortgage Loan License, Pennsylvania Unlicensed (xx), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009.

Downgraded the exception as SOL has been expired. - xx/xx/2024."
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final CD as xx. Calculated Finance charge is xx3.29. for an under disclosed amount of xx. Reason for Finance Charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is a purchase, originated on xx/xx/2021 and the SOL is 1 year."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
CDLEHQE8YLP	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	26.602%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
There is one prior civil judgment in favor of "xx", which was recorded on xx/xx/2020. The amount of the lien is not mentioned. The middle name of the defendant mentioned on the supporting document does not match with the subject borrower.
The annual installments of county taxes for 2022 have been paid in the amount of xx.
The annual installments of county taxes for 2023 are due in the amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower has been working at xx as a xx for 5.5 years. Unable to confirm the current employment details of the co-borrower from the final 1003 and collection comments.
As per the comment dated xx/xx/2023, the subject property is a 100-year-old historical property with an additional dwelling unit, and the repurchase defect reflects 11 defects identified. The appraisal report dated xx/xx/2022 is "as-is". No details have been found regarding the types of defects, the cost to repair the defects, or the completion of the repairs.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Borrower DTI Ratio Percent Loan Value: 26.602% Tape Value: 26.605% |---| -0.003% |----| -0.00300% Comment: As per DU, calculated DTI is 26.602%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: 23.219% Tape Value: 23.221% Variance: -0.002% Variance %: -0.00200% Comment: As per DU, calculated housing ratio is 23.219%. Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Property Marketability Issues (Lvl 3) "Tape shows the appraised value of the subject is not supported due to the failure to use comparable sales that are the most locationally and physically similar to the subject property. The review of the appraisal report shows that the subject is in a rural area, and comp #3 is 14.02 miles away from the subject. The comps used are dissimilar in terms of lot size, view, quality of construction, bedroom and bathroom count, GLA, basement & finished rooms below grade, and other upgrades. Also, the sales price of the comps selected does not bracket the subject property. Comp #3, with a sales price of xxK, is closest to the subject property, valued at xxK. XXXX search shows the estimated value at xxK. Current UPB is xxK."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 26%. Tape shows income was not properly documented, and funds to close were not properly verified. As per DU, total available assets of xx satisfy the cash to close requirement of xx. BWR has 5.5 years on the job as xx, 0X30 since inception, FICO 784, and xxk equity in the subject. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Loan failed the prohibited fees first lien test.
The below fees were included in the test:
Administration Fee paid by borrower: xx
Funding, Wire, or Disbursement Fee paid by borrower: xx
Processing Fee paid by borrower: xx
Tax Certificate Fee paid by borrower: xx

																																																																																								Downgraded the exception as SOL has been expired. - xx/xx/2024."		Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
E5N9ZT4UGHL	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$2,793.32	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	48.459%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with the lender xx.
There is a junior mortgage that was originated on xx/xx/2019 and recorded on xx/xx/2019 with the lender "the City of XXXX" for the amount of xx. The subordination agreement is located at "xx".
There is a prior civil judgment against xx favor of xx recorded on xx/xx/2017.
The first installment of county taxes for 2023 was paid in the amount of xx.
The second installment of county taxes for 2023 is delinquent in the amount of xx which is good though dated xx/xx/2023.
According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2013 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 2.625%.	Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2013 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx as a xx for 265 months.
The Covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock Right of Rescission	Field: Borrower DTI Ratio Percent Loan Value: 48.459% Tape Value: 48.460% |---| -0.001% |----| -0.00100% Comment: As per final 1003 and DU DTI ratio is 48.459%; however, seller tape shows DTI ratio is 48.460%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 33.917%   Tape Value: 33.920%   Variance: -0.003%   Variance %: -0.00300%   Comment: As per final 1003 and DU housing ratio is 33.917%; however, seller tape shows housing ratio is 33.920%.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2023   Variance: -852 (Days)   Variance %:    Comment: As per note doc interest paid through date is xx/xx/2021; however, seller tape shows interest paid through date is xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 84.948%   Tape Value: 89.000%   Variance: -4.052%   Variance %: -4.05200%   Comment: As per appraisal calculated CLTV is 82.784%; however, seller tape shows CLTV is 89.000%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2021   Variance: -2 (Days)   Variance %:    Comment: As per note doc note date is xx/xx/2021; however, seller tape shows note date is xx/xx/2021.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 82.784% Tape Value: 83.000% Variance: -0.216% Variance %: -0.21600% Comment: As per appraisal calculated LTV is 82.784%; however, seller tape shows LTV is 83.000%. Tape Source: Initial Tape Type:	3: Curable	* Property Marketability Issues (Lvl 3) "Tape shows the subject property is ineligible as it contains more than one accessory dwelling unit and does not meet FNMA guidelines. The review of the appraisal report shows the subject property’s original home, built in 1942. In 1998, an additional 2-story outbuilding was built. The main level was built for garage storage, and the upper level is noted as an ADU in public records. In 2015, the garage was converted into an office, which contains a kitchen, dining room, bath, bedroom, and living area. XXXX search shows an estimated value of xxK. Current UPB xxK."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account disclosure signed by borrower is missing from loan documents.

Downgraded the exception as SOL has been expired. - xx/xx/2024."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents.

Downgraded the exception as SOL has been expired. - xx/xx/2024."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.459% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 48.46%."
* Right of Rescission missing or unexecuted (Lvl 2)     "Right of rescission is missing from the loan documents.

																																																																																								Downgraded the exception as SOL has been expired. - xx/xx/2024."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
LIS8E6MXTN5	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	Yes	xx	Not Applicable	43.611%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of "xx".
There is an active junior mortgage against the subject property in favor of "xx" in the amount of xx which was recorded on xx/xx/2021.
No active liens and judgments have been found.
The 3rd and 4th installments of county taxes for 2023 are due in the total amount of xx on xx/xx/2024 and xx/xx/2024.
The annual water charges for 2023 are due in the amount of xx on xx/xx/2023.
The annual sewer charges for 2023 are due in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which includes the P&I of xx which was applied for the due date of xx/xx/2023. The current rate of interest is 3.625% and the current UPB is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy and current condition of the subject property has been found in the latest servicing comments. CCs do not show any damage.
As per the final 1003 application, the borrower was previously working at xx for the period xx/xx/2019 to xx/xx/2020. Later, the borrower started working at "xx" on xx/xx/2020 as a carpenter.
The Covid-19 attestation document is available at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 43.611% Tape Value: 43.609% |---| 0.002% |----| 0.00200% Comment: Borrower DTI Ratio Percent is 43.611% Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 39.703%   Tape Value: 39.702%   Variance: 0.001%   Variance %: 0.00100%   Comment: Housing Ratio per U/W is 39.703%   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 102.116%   Tape Value: 100.430%   Variance: 1.686%   Variance %: 1.68600%   Comment: Original CLTV Ratio Percent is 102.116%   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2021   Variance: -1 (Days)   Variance %:    Comment: Original Note Doc Date is xx/xx/2021   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 98.189% Tape Value: 96.500% Variance: 1.689% Variance %: 1.68900% Comment: Original Standard LTV is 98.189% Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows that the subject loan is uninsurable by the FHA, as the loan began as conventional, then switched to FHA, but never got the initial 92900-A addendum to the application documented and signed by the borrower. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3) "FHA mortgage insurance certificate is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Initial loan estimate dated xx/xx/2021 does reflects Loan origination Fee, Tax Certificate Fee in total amount xx.However, final CD dated xx/xx/2021 reflects Loan origination Fee, Tax Certificate Fee in total amount of xx.
Initial loan estimate dated xx/xx/2021 does not reflect Pest Inspection Fee. However, final CD dated xx/xx/2021 reflects Pest Inspection Fee at xx.
This is a cumulative increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2021 and the 1 year SOL is expired."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 4.736% exceeds APR threshold of 4.420% over by +0.316%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx)."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.611% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 43.61%."	* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as xx/xx/2021. Notary's signature date on the Mortgage/Deed of Trust is xx/xx/2021. Note date is xx/xx/201."	Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
UYA4G6AWSNS	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	xx/xx/2018	xx/xx/2018	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2018	xx	Primary	Yes	Yes	No	xx	Not Applicable	43.201%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 in the amount of xx in favor of "xx".
There are 2 junior mortgages against the subject property. The first junior mortgage against the subject property in favor of "xx" in the amount of xx originated on xx/xx/2018 which was recorded on xx/xx/2018 and the second junior mortgage against the subject property in favor of "xx" in the amount of xx originated on xx/xx/2018 which was recorded on xx/xx/2018.
No active judgments or liens were found.
The 1st installment of county taxes for xx was paid in the amount of xx on xx/xx/2023.
The 2nd installment of county taxes for xx is due in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is performing with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 4.500%. The current UPB is reflected on tape in the amount of xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is performing with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 4.500%. The current UPB is reflected on tape in the amount of xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the servicing comment dated xx/xx/2022, the reason for default is "death in the family".
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per servicing comment dated xx/xx/2022, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per the final application, previously, the borrower worked at xx as a xx for 1.5 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 43.201% Tape Value: 43.191% |---| 0.010% |----| 0.01000% Comment: As per 1008 and DU borrower DTI is 43.20% Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 30.252%   Tape Value: 30.242%   Variance: 0.010%   Variance %: 0.01000%   Comment: As per 1008 and DU housing ratio is 30.252%   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2018   Tape Value: xx/xx/2023   Variance: -1826 (Days)   Variance %:    Comment: As per note interest paid through date is xx/xx/2018.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 93.627%   Tape Value: 99.750%   Variance: -6.123%   Variance %: -6.12300%   Comment: Collateral value used for underwriting: xx . Amount of Secondary Lien(s): xx. Loan Amount: xx CLTV = 82.320%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2018   Tape Value: xx/xx/2018   Variance: -15 (Days)   Variance %:    Comment: As per note the document date is xx/xx/2018   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 82.320% Tape Value: 80.910% Variance: 1.410% Variance %: 1.41000% Comment: Collateral value used for underwriting: xx . Amount of Secondary Lien(s): xx. Loan Amount: xx CLTV = 82.320%. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 43.20%. Tape shows the loan was uninsurable due to other income not being sourced. BWR has 1.5 years on the job as xx, 0X30 since inception, FICO 731, and xxk equity in the subject. Further details not provided. Lender defect. The subject loan originated on xx/xx/2018, and the 3-year SOL has expired."
* MI, FHA or MIC missing and required (Lvl 2)     "Mortgage insurance certificate is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.201%, as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by AUS/DU (xx) and its recommendation is "xx" with a DTI of 43.20%"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
ZU0LI2LYIPB	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	Mississippi	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	360	xx/xx/2020	xx/xx/2020	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	No	No	xx	Not Applicable	17.359%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023 the subject mortgage was originated on xx/xx/2020 and was recorded on xx/xx/2020 in the amount of xx in favor of "xx".
No active judgments or liens found.
The 2022 combined annual taxes were paid in the amount of xx on xx/xx/2022.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P & I is xx with an interest rate of 2.630%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P & I is xx with an interest rate of 2.630%. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per final application, the borrower has been working at xx as an xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 17.359% Tape Value: 17.000% |---| 0.359% |----| 0.35900% Comment: As per Tape data, Post Close DTI is 17.00%. However Final Application documents reflect as 14.620%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 8.443%   Tape Value: 8.000%   Variance: 0.443%   Variance %: 0.44300%   Comment: As per Tape data, Post Close Housing Ratio i8.000%. However Final Application documents reflect as 8.443%.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 16.66666%   Comment: appraisal reflects, appraised value is xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.188%   Tape Value: 96.500%   Variance: 1.688%   Variance %: 1.68800%   Comment: Collateral Value used for Underwriting: xx. Amount of Secondary Lien(s): xx. Loan Amount: xx. CLTV 98.188%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2020   Tape Value: xx/xx/2020   Variance: -22 (Days)   Variance %:    Comment: Original note date is xx/xx/2020.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 98.188% Tape Value: 96.500% Variance: 1.688% Variance %: 1.68800% Comment: Collateral Value used for Underwriting: xx. Amount of Secondary Lien(s): xx. Loan Amount: xx. LTV 98.188%. Tape Source: Initial Tape Type:	4: Unacceptable	* Type of Ownership is Leasehold or Cooperative (Lvl 4) "Subject leasehold agreement is in file located on "xx" and the leasehold term expires xx/xx/2060 and the mortgage matures on xx/xx/2051. Elevated for client review."	* Loan does not conform to program guidelines (Lvl 3) "Tape and file show leasehold expiration date xx/xx/2060 is 9 years after maturity date xx/xx/2051 and was unable to be insured. Further details not found."
* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that in total cannot increase more than 10% tolerance test. The LE dated xx/xx/2020 reflects the sum of section C fees at xx. However, the final CD dated xx/xx/2020 reflects the sum of Section C at xx. This is a cumulative increase of xx for charges that in total cannot increase more than 10% tolerance test. The COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx/xx/2020, and the 1-year SOL is expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents.

																																																																																								Downgraded the exception as SOL has been expired. - xx/xx/2024."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
WRVNYMAZYRV	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	$103.68	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.250%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	39.671%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx in favor of "xx".
There is civil judgment found against the subject property in the favor of "xx" in the amount of xx which was recorded on xx/xx/2020 prior to the subject mortgage.
Parcel # xx
The 1st installment of county tax for the year of 2023 is paid in the total amount of xx on xx/xx/2023.
The 2nd installment of county tax for the year of 2023 is paid in the total amount of xx on xx/xx/2023.
Parcel # xx
The 1st installment of county tax for the year of 2023 is due in the total amount of xx on xx/xx/2023.
The 2nd installment of county tax for the year of 2023 is due in the total amount of xx on xx/xx/2023.
The 1st installment of county tax for the year of 2022 is paid in the total amount of xx on xx/xx/2023.
The 2nd installment of county tax for the year of 2022 is paid in the total amount of xx on xx/xx/2023.
The annual water/sewer taxes for the year of 2023 has been due in the amount of xx on xx/xx/2023.
The 2022 Real Estate taxes payable in 2023 taxes are Delinquent as reported in the amount of xx.	According to the payment history as of xx/xx/2023 the borrower is performing with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 2.250%. The current UPB is reflected in tape for the amount of xx and the deferred balance is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023 the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 2.250%. The current UPB is reflected in tape for the amount of xx and the deferred balance is xx.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current foreclosure proceedings.
No evidence has been found regarding litigation and contested matter.
The reason for default is unable to be determined.
As per the application, the borrower has been working at xx since xx/xx/2018.
No information has been found regarding the forbearance plan.
As per tape data, the property occupancy is stated as owner occupied.
No information has been found related to damage or repairs.
The loan was originated on xx/xx/2021 and the covid-19 attestation is missing from the loan documents.
No comments have been found stating the borrower was impacted by Covid-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 39.671% Tape Value: 35.000% |---| 4.671% |----| 4.67100% Comment: 39.671% Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 32.937%   Tape Value: 29.000%   Variance: 3.937%   Variance %: 3.93700%   Comment: 32.937%   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.189%   Tape Value: 96.500%   Variance: 1.689%   Variance %: 1.68900%   Comment: 98.189%   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2021   Variance: -33 (Days)   Variance %:    Comment: xx/xx/2021   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 98.189% Tape Value: 96.500% Variance: 1.689% Variance %: 1.68900% Comment: 98.189% Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The tape shows that the subject loan is uninsurable as the original appraisal dated xx/xx/2021 was more than 120 days old at closing and expired. However, the lender failed to document an appraisal update before closing the subject loan. A XXXX search shows an estimated value of xxK. Current UPB xxK."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
NBYB87LUQPR	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Hampshire	xx	xx	xx	New Hampshire	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.503%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2020 with the lender xx. in the amount of xx which was recorded on xx/xx/2020.
No active judgments or liens have been found.
All prior years’ taxes have been paid.

As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.

Collections Comments:The loan is currently performing.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx.
The Covid-19 attestation is available in loan file located at "xx"
As per final 1003, the borrower has been self-employed at xx as a xx.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
The appraisal report in the loan file is "as-is". The Improvements section of the appraisal report shows that the subject offers deferred maintenance in peeling paint and rotting wood; the roof appears to be nearing the end of its life cycle; the interior has holes in the wall; and peeling paint on some flooring was observed to be bare. The updated 1004D/Completion report is missing from the loan documents. Also, the tape shows that the condition of the subject property ranges between C5 and C6.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Borrower DTI Ratio Percent Loan Value: 44.503% Tape Value: 44.000% |---| 0.503% |----| 0.50300% Comment: NA Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 13.413%   Tape Value: 13.000%   Variance: 0.413%   Variance %: 0.41300%   Comment: NA   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx/xx/2020 Tape Value: xx/xx/2022 Variance: -523 (Days) Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report in the loan file is "as is". The Improvements section of the appraisal report shows that the subject offers deferred maintenance in peeling paint and rotting wood; the roof appears to be nearing the end of its life cycle; the interior has holes in the wall; and peeling paint on some flooring was observed to be bare. The updated 1004D/Completion report is missing from the loan documents. However, the final CD does not reflect any holdbacks. Also, the tape shows that the condition of the subject property ranges between C5 and C6."		* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.503%, the borrower’s income was xx and total expenses are in the amount of xx and the loan was underwritten by LP (xx) and its recommendation is "xx" with a DTI of 45.00%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
F14UB6B3WKM	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	180	xx/xx/2017	xx/xx/2017	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2017	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.647%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	3.000%	xx	xx/xx/2022	XXXX	As per the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2017 with the lender xx. recorded on xx/xx/2017 in the amount of xx.
There are two judgments against xx favor of xx recorded on different dates in the total amount of xx.
The school and county taxes for 2023 have been paid total in the amount of xx.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and interest rate is 3.00%. The UPB is xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx.
As per final application, the borrower has been working at xx as an xx for 6.8 years.
As per comment dated xx/xx/2022, the reason for default is Covid-19. The same dated comment shows the loan was approved for Covid-19 modification.
As per comment dated xx/xx/2022, the trial payment plan is complete.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
As per comment dated xx/xx/2022, the subject property is owner-occupied.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification made between the borrower and lender with an effective date of xx/xx/2022 shows the new modified unpaid principal balance is xx. The borrower promised to pay the monthly P&I of xx beginning on xx/xx/2022 and the new maturity date is xx/xx/2052 with a modified interest rate of 3.00%.	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 44.647% Tape Value: 44.670% |---| -0.023% |----| -0.02300% Comment: Borrower DTI ratio percent 44.670% In audit 44.647% Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2022   Tape Value: xx/xx/2022   Variance: -9 (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 16.650%   Tape Value: 16.670%   Variance: -0.020%   Variance %: -0.02000%   Comment: Housing ratio per U/W 16.670% in audit 16.650%   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2017   Tape Value: xx/xx/2022   Variance: -1730 (Days)   Variance %:    Comment: Original Note Doc Date xx/xx/2022 as per note - xx/xx/2017   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 113.46394%   Comment: Original Stated P&I xx as per document xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 3.62500%   Tape Value: 3.00000%   Variance: 0.62500%   Variance %: 0.62500%   Comment: Original Stated P&I xx00% as per note xx500%   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type Single family as per document PUD. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows that the subject loan was repurchased because the lender failed to document the divorce decree on file. Also, the borrower defaulted on the loan early. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008. The Pennsylvania mortgage lender license and Pennsylvania exemption letter (xx) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania first mortgage banker license, Pennsylvania Secondary Mortgage Loan License, Pennsylvania unlicensed (xx), and Pennsylvania exemption letter are not available for loans with a closing date on or after January 1st, 2009."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan document."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.576%, as the borrower’s income is xx, and total expenses are in the amount of xx, and the loan was underwritten by DU (xx) and its recommendation is "xx" with a DTI of 44.65%"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
TYCJL8W61JQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Hampshire	xx	xx	xx	New Hampshire	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	43.601%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 in the amount of xx with the lender, "xx" which was recorded on xx/xx/2021.
No active judgments or liens have been found.
The town taxes for 2023 were paid on xx/xx/2023 in the amount of xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount xx which was applied to the due date of xx/xx/2023. The monthly P&I is xx and the interest rate 3.625%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
Covid-19 attestation document is available at "xx".
As per the final 1003, the borrower has been working at xx since xx/xx/2014.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 43.601% Tape Value: 43.600% |---| 0.001% |----| 0.00100% Comment: NA. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 9.562%   Tape Value: 9.560%   Variance: 0.002%   Variance %: 0.00200%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2022   Variance: -414 (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Closing_Disclosure violations (Lvl 3) "As per document tracker located at "xx", revised CD dated xx/xx/2021 is missing from the loan documents."
* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 43.6%. Tape shows prior investor raised issues about other debts DTI exceeded guidelines for cash out. Further details not in file. Lender defect. Loan was originated xx/xx/2021 and the 3 year SOL is active. BWR1 has been a realtor for 3 years and BWR2 in sales at same job for 6 years, BWR has 670 FICO, xxK equity in subject and 0X30 since inception."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. LE dated xx/xx/2021 reflects Points - Loan discount fee at xx. However, CD dated xx/xx/2021 reflects Points - Loan discount fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/2021 and the 3 year SOL is active.

Downgrade to LVL2, 3 year SOL expires in 2024"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.601% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is "xx" with a DTI of 43.601%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
1K29C0CLBFS	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	Second	$0.00	$0.00	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	180	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	48.729%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 with the lender xx. in the amount of xx which was recorded on xx/xx/2021.
There is one state tax lien against xx favor of xx. of Revenue in the amount of xx which was recorded on xx/xx/2023.
The tax status is not available.

As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx.
As per final application, the borrower has been the owner of xx for 11.6 years.
As per comment dated xx/xx/2023, the trial payment plan was provided to borrower from xx/xx/2023 to xx/xx/2023.
The Covid-19 attestation is available in loan file located at "xx".
The post-closing details regarding the foreclosure and bankruptcy have not been found.
As per comment dated xx/xx/2023, the subject property is owner-occupied.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: 48.729% Tape Value: 48.730% |---| -0.001% |----| -0.00100% Comment: As per final 1003 and DU calculated DTI ratio is 48.729%; however, seller tape shows DTI ratio is 48.730%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 38.448%   Tape Value: 38.450%   Variance: -0.002%   Variance %: -0.00200%   Comment: As per final 1003 and DU calculated housing ratio is 38.448%; however, seller tape shows housing ratio is 38.450%.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2023   Variance: -730 (Days)   Variance %:    Comment: As per note doc interest paid through date is xx/xx/2021; however, seller tape shows interest paid through date is xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2021 Tape Value: xx/xx/2023 Variance: -534 (Days) Variance %: Comment: As per note doc note date is xx/xx/2021; however, seller tape shows note date is xx/xx/2023. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the Pennsylvania license validation test due to the Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008. The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (xx) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary Mortgage Loan License, Pennsylvania Unlicensed (xx), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009."
* Property Marketability Issues  (Lvl 3)     "The tape shows the subject loan was repuchased due to major appraisal issues. Further details were not provided. The review of the appraisal report shows that the comparables selected are not similar in terms of room count, GLA, property upgrades, and additional amenities. Also, the sales price per sqft for the subject is 20% above the highest comparable sales price. Comp #1, with a sales price of xxK, is closest to the subject property valued at xxK. A XXXX search shows an estimated value of xxK. Current UPB xxK."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.729% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU(xx) and its recommendation is Approve/Eligible with a DTI of 48.73%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
KDLV1KM72ET	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wyoming	xx	xx	xx	Wyoming	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	41.066%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023 the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx in favor of "xx".
No active liens and judgments have been found against borrower and property.
No prior year delinquent taxes have been found.
The first and second installments of county taxes for 2023 are due total in the amount of xx.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
As per comment dated xx/xx/2023, the subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final application, the borrower has been working at xx as a xx for 42 months.
The loan was originated on xx/xx/2021. The Covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 41.066% Tape Value: 41.062% |---| 0.004% |----| 0.00400% Comment: NA. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 28.007%   Tape Value: 28.003%   Variance: 0.004%   Variance %: 0.00400%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.188%   Tape Value: 96.500%   Variance: 1.688%   Variance %: 1.68800%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2021   Variance: -2 (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 98.188%   Tape Value: 96.500%   Variance: 1.688%   Variance %: 1.68800%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The tape shows the loan is uninsurable due to BWR having insufficient assets to qualify. Total assets available as per DU, i.e. xx satisfy the cash to close required at closing of xx. Further details were not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL is active. BWR has 3 years on the job as xx, FICO 617, 0X30 since the inception, and xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on xx/xx/2021 and the SOL is 1 year."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed Qualified Mortgage Safe Harbor Threshold test due to APR calculated 4.902% exceeds APR threshold of 4.660% exceed by +0.242%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2021 does not reflect Appraisal Re-Inspection Fee. However, CD dated xx/xx/2021 reflects Appraisal Re-Inspection Fee at xx.
Loan estimate dated xx/xx/2021 does not reflect HUD Label Verification Fee. However, CD dated xx/xx/2021 reflects HUD Label Verification Fee at xx.
This is a cumulative increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is purchase case, originated on xx/xx/2021 and the SOL is 1 year."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 5.233% exceeds APR threshold of 4.660% over by +0.573%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx)."
																																																																																								* Property is Manufactured Housing (Lvl 2) "The home is affixed to the land. As per the appraisal report located at "xx" the subject property is a manufactured home. The VIN number is not available in the legal description of the recorded mortgage. Also, affidavit of affixation is missing from the loan file. However, the Alta-7 endorsement for manufactured homes is attached to the final title policy and the manufactured home rider is attached to the recorded mortgage located at "xx" shows VIN#XXXX."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
A1TRY5Z2G0R	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	xx/xx/2019	xx/xx/2019	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	xx	xx	48.105%	First	Final policy	Not Applicable	xx	xx/xx/2021	xx	Not Applicable	2.875%	xx	xx/xx/2021	XXXX	The review of the updated title report dated xx/xx/2023, shows that the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 in the amount of xx in favor of "xx".
There is an active junior mortgage against the subject property in favor of "xx" in the amount of xx originated on xx/xx/2019 which was recorded on xx/xx/2019.
No active judgments or liens were found.
The 1st and 2nd instalments of county taxes for 2023 are due in the amount of xx on xx/xx/2023 and xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2023, the reason for default is illness of borrower.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
This modification agreement signed between the borrower and lender with an effective date of xx/xx/2021 shows the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 2.875% starting on xx/xx/2021 and continuing until the new maturity date of xx/xx/2051. There is no deferred balance and principal forgiven amount.
No forbearance details are available in recent collection comments.
No evidence has been found regarding litigation and contested matter.
No information has been found related to damage or repairs.
As per servicing comment dated xx/xx/2023, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per final 1003 application, the borrower was previously working at xx as a xx for 02 years. The co-borrower's employment details are not available in the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2021 shows the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 2.875% starting on xx/xx/2021 and continuing until the new maturity date of xx/xx/2051. There is no deferred balance and principal forgiven amount.	Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 48.105% Tape Value: 46.657% |---| 1.448% |----| 1.44800% Comment: As per Tape data, Post Close DTI is 46.657%. However Final Application documents reflect as 46.658%. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2021   Tape Value: xx/xx/2021   Variance: -20 (Days)   Variance %:    Comment: Last modification date is xx/xx/2021   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2019   Tape Value: xx/xx/2021   Variance: -731 (Days)   Variance %:    Comment: As per tape data, first payment date is xx/xx/2021. However Note documents reflects it xx/xx/2019   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 45.363%   Tape Value: 43.997%   Variance: 1.366%   Variance %: 1.36600%   Comment: As per Tape data, Post Close Housing Ratio is 4.997%. However Final Application documents reflect as 43.998%.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2019   Tape Value: xx/xx/2023   Variance: -1400 (Days)   Variance %:    Comment: AInterest paid through date is xx/xx/2019.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-26927.45   Variance %: -6.49488%   Comment: As per note.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 100.107%   Tape Value: 98.420%   Variance: 1.687%   Variance %: 1.68700%   Comment: As per calculation.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2019   Tape Value: xx/xx/2019   Variance: -6 (Days)   Variance %:    Comment: As per note.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 98.144%   Tape Value: 96.460%   Variance: 1.684%   Variance %: 1.68400%   Comment: As per calculation.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 15.87272%   Comment: As per tape data, P&I is xx .However Note documents reflects it xx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: 4.62500% Tape Value: 2.87500% Variance: 1.75000% Variance %: 1.75000% Comment: As per tape data, Stated rate is 2.875% .However Note documents reflects it 4.62%. Tape Source: Initial Tape Type:	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "Loan is an FHA. The mortgage insurance certificate is missing from the loan file."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed Qualified Mortgage Safe Harbor Threshold Test due to APR calculated 5.915% Exceeds APR threshold of 5.300% Over By +0.615%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed FHA QM Safe Harbor Test threshold test due to APR calculated 5.915% Exceeds APR threshold of 5.793% Over By +0.122%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx/xx/2019 reflects the sum of Section C fees and Recording fee at xx However, CD dated xx/xx/2019 reflects the sum of Section C and Recording fee at xx. This is a cumulative increase of xx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2019 and the SOL is 1 year."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 5.915% exceeds APR threshold of 5.300%over by +0.615%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx).

Loan failed the CA AB 260 higher-priced mortgage loan test (CA AB 260, California Financial Code Division 1.9 4995(xx)) due to an APR calculated at 5.915% exceeds APR threshold of 5.300% over by +0.615%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.658%, as the borrowers’ income is xx, and total expenses are in the amount of xx. The loan was underwritten by DU (xx) and its recommendation is "xx" with a DTI of 46.66%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
FC02B478DU5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2020	xx/xx/2020	FHA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	2 Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Not Applicable	First	Final policy	Not Applicable	xx	xx/xx/2021	xx	Not Applicable	3.375%	xx	xx/xx/2021	XXXX	As per the review of the updated title report dated xx/xx/2023, the subject mortgage originated on xx/xx/2020 and was recorded on xx/xx/2020 in the amount of xx in favor of "xx".
There is a prior credit card judgment found against the subject borrower in favor of "xx" in the amount of xx, which was recorded on xx/xx/2019.
The county taxes for 2023 (xx) are due in the total amount of xx on xx/xx/2023 and xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB is xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the seller’s tape data, the subject property is owner-occupied.
As per the servicing comment dated xx/xx/2021, the reason for default is curtailment of income. The comment dated xx/xx/2020 shows that the borrower’s income was impacted due to COVID-19. The forbearance plan was started on xx/xx/2020. The seller’s tape data and the borrower’s income have been impacted due to COVID-19. The borrower is on a forbearance plan. The borrower's employment details are not available in final 1003.
The Covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement signed between the borrowers "xx" and lender "xx" with an effective date of xx/xx/2021 shows the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 3.375% starting on xx/xx/2021 and continuing until the new maturity date of xx/xx/2051. There is no deferred balance or principal-forgiven amount.	Appraisal (Incomplete) Initial Escrow Acct Disclosure Mortgage Insurance Right of Rescission	Field: Doc Date of Last Modification Loan Value: xx/xx/2021 Tape Value: xx/xx/2021 |---| -35 (Days) |----| Comment: NA. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2020   Tape Value: xx/xx/2021   Variance: -335 (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Streamline Refinance   Tape Value: Full Documentation   Variance:    Variance %:    Comment: As per 1008 and 1003 loan documentation type is streamline refinance   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 99.465%   Tape Value: 96.310%   Variance: 3.155%   Variance %: 3.15500%   Comment: Collateral value used for underwriting: xx. Amount of Secondary Lien(s): xx. Loan Amount: xx CLTV = 97.995%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2020   Tape Value: xx/xx/2020   Variance: -4 (Days)   Variance %:    Comment: As per note the document date is xx/xx/2020   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 97.995%   Tape Value: 96.310%   Variance: 1.685%   Variance %: 1.68500%   Comment: Collateral value used for underwriting: xx. Amount of Secondary Lien(s): xx. Loan Amount: xx CLTV = 97.995%.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: $-132.52   Variance %: -6.00714%   Comment: As per note stated P&I is 2073.52   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 2.87500%   Tape Value: 3.37500%   Variance: -0.50000%   Variance %: -0.50000%   Comment: As per note stated original rate is 2.875%   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per note the property address is XXXX Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "Subject loan closed without an appraisal report. However, PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimate value at xxK. Current UPB is xxK."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 2)     "Mortgage insurance certificate is missing from loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
RCHGK3SFOR1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	42.423%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 with the lender xx which was recorded on xx/xx/2021.
No active judgments or liens have been found.
All prior years’ taxes have been paid.

As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx.
As per final application, the borrower has been working at xx since xx/xx/2019.
The loan was originated on xx/xx/2021. As per tape data, the borrower was not employed at xx
As xx, the subject property is owner-occupied.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure Right of Rescission	Field: Borrower #1 Middle Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 42.423%   Tape Value: 42.420%   Variance: 0.003%   Variance %: 0.00300%   Comment: Borrower DTI ratio percent is 42.423%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 71.288%   Tape Value: 72.000%   Variance: -0.712%   Variance %: -0.71200%   Comment: Original CLTV ratio percent is 71.288%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 71.288% Tape Value: 72.000% Variance: -0.712% Variance %: -0.71200% Comment: Original standard LTV is 71.288%. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value at xx. Current UPB xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
																																																																																							* Right of Rescission missing or unexecuted (Lvl 3) "Right of rescission disclosure signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 42.42%. The tape shows the borrower was not employed prior to closing. Borrower defect. Further details were not provided. The subject loan was originated on xx/xx/2021, and the 3-year SOL is active."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Unavailable
2FXG5YCY4BS	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx/xx/2022	xx	Investor	Yes	Yes	Yes	xx	Not Applicable	40.532%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 in the amount xx with the lender "xx" which was recorded on xx/xx/2022.
No active judgments or liens have been found.
Annual combined city and county taxes for 2023 were paid on xx/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The monthly P&I is xx and the interest rate is 5.875%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the final loan application, the borrower has been working at xx since xx/xx/2007.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 40.532% Tape Value: 40.690% |---| -0.158% |----| -0.15800% Comment: Seller tape shows DTI Ratio percent is 40.690% as per the latest document is 40.532%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 5.952%   Tape Value: 5.950%   Variance: 0.002%   Variance %: 0.00200%   Comment: Seller tape shows Housing Ratio percent is 5.950% as per the latest 1008 document is 5.952%%.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2023   Variance: -273 (Days)   Variance %:    Comment: Seller tape shows Interest paid through Date xx/xx/2023, as per the document is xx/xx/2022.   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Seller tape shows Property Address Street is XXXX, as per the Note document is 415-XXXX. Tape Source: Initial Tape Type:	3: Curable		* Property Marketability Issues (Lvl 3) "The tape shows the comparables selected are inappropriate and do not support the appraised value. The review of the appraisal report shows that the comparables selected are not similar in terms of lot size, property condition, room count, GLA, basement and finished rooms below grade, and additional amenities. Comp #2, with a sales price of xxK, is closest to the subject property valued at xxK. A XXXX search shows an estimated value of xxK. Current UPB xxK."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
YW98QHBC01M	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$214.92	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.205%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 in the amount xx with the lender, "xx" which was recorded on xx/xx/2021.
No active judgments or liens have been found.
The first installment of 2023 county taxes is due on xx/xx/2023 in the amount of xx.
The supplemental county taxes for 2020 are delinquent in the amount of xx which were due on xx/xx/2022 and the good through date is xx/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The monthly P&I is xx and the interest rate is 3.375%. The current UPB is xx.
Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the final 1003, the borrower has been working at xx since xx/xx/2019.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 44.205% Tape Value: 44.204% |---| 0.001% |----| 0.00100% Comment: As per 1008 and DU borrower DTI is 44.205% Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 38.064%   Tape Value: 38.062%   Variance: 0.002%   Variance %: 0.00200%   Comment:    Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2023   Variance: -608 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2021 Tape Value: xx/xx/2021 Variance: -6 (Days) Variance %: Comment: As per note the date is xx/xx/2021 Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The tape shows the comparables selected are inappropriate. The review of the appraisal report shows that the comparables selected are not similar in terms of GLA, sales price, conditions, actual age, bedroom counts and comps#1 & 3 are far away from the subject property. Comps#4&5 are closed to subject property. A XXXX search shows an estimated value of xxK. Current UPB xxK. Elevated for client review."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.205%, as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by AUS/DU (xx) and its recommendation is "xx" with a DTI of 44.20%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
1CV8AHGD2LV	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	36.935%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
No active judgments or liens have been found.
The annual installments of county taxes for 2022 have been paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2022, a credit dispute has been notified. Further details not provided.
As per the comment dated xx/xx/2022, the subject property is owner-occupied. No details pertaining to the damage to the subject property have been observed.
As per the final 1003, the borrower previously worked at xx as an xx for 10 months. The co-borrower is self-employed. The co-borrower has been co-owner at "xx" for 3.4 years.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 36.935% Tape Value: 36.940% |---| -0.005% |----| -0.00500% Comment: As per final 1008 & DU calculated DTI ratio 36.935%; however, seller tape shows DTI ratio is 36.940%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 27.636%   Tape Value: 27.640%   Variance: -0.004%   Variance %: -0.00400%   Comment: As per final 1008 & DU calculated housing ratio 27.636%; however, seller tape shows housing ratio is 27.640%.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2023   Variance: -396 (Days)   Variance %:    Comment: As per note doc interest paid through date is xx/xx/2022; however, seller tape shows interest paid through date is xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 96.709%   Tape Value: 96.710%   Variance: -0.001%   Variance %: -0.00100%   Comment: As per appraisal calculated CLTV ratio is 96.709%; however, seller tape shows CLTV ratio 96.710%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 96.709% Tape Value: 96.710% Variance: -0.001% Variance %: -0.00100% Comment: As per appraisal calculated LTV ratio is 96.709%; however, seller tape shows LTV ratio 96.710%. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows that the subject loan was repurchased as the lender failed to resolve the issues related to LOE for late payments reflecting on the credit report, and tradeline(xx) were identified by DU as disputed by the borrower. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
4BIZRXYKO9Y	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	xx	38.754%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2020 in the amount of xx with xx, and it was recorded on xx/xx/2020.
No active judgments or liens found.
Annual combined taxes for 2023 are due on xx/xx/2023 in the amount of xx.
As per updated title report, no prior year taxes are delinquent.
As per the review of the updated payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date for payment is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which applied for xx/xx/2023. The current P&I is xx with an interest rate of 2.625%. The UPB as of the date mentioned in the updated payment history is xx.	Collections Comments:The loan is performing.
As per the review of the updated payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date for payment is xx/xx/2023. The UPB as of the date mentioned in the updated payment history is xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the final loan application, the borrower has been working at xx as an xx. for 3 years.
The loan was originated on xx/xx/2020 and the covid-19 attestation is located at "xx".
As per tape data, the property is owner-occupied.
Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 38.75%. Tape shows BWR changed his job, had a 2+ month employment gap, and does not have a history of part-time employment. DTI increases to 70%. Lender defect. The subject loan originated on xx/xx/2020, and the 3-year SOL has expired."
																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure signed by borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
IILTEZUXD3T	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	xx	44.843%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 in the amount of xx with xx.
No active judgments or liens found.
Annual combined taxes for 2023 are due on xx/xx/2023 in the amount of xx.
As per updated title report, no prior year taxes are delinquent.	As per the review of the updated payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date for payment is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which applied for xx/xx/2023. The current P&I is xx with an interest rate of 3.125%. The UPB as of the date mentioned in the updated payment history is xx.	Collections Comments:The loan is performing.
As per the review of the updated payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date for payment is xx/xx/2023. The UPB as of the date mentioned in the updated payment history is xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the final loan application, the borrower worked at xx as an xx for 1 year.
As per the final loan application, the co-borrower has been working at xx as a xx for 2.9 years.
As per tap date, the subject property is owner occupied.
Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.84%. Tape shows the lender miscalculated BWR1 base income. BWR2 SE income was not properly documented. BWR1 has 1.9 years on the job as xx, 0X30 since inception, FICO 691, and xxk equity in the subject. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL is active. BWR has xxK equity in subject and has been 0X30 since inception."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID Violation due to decrease in lender credit on closing disclosure dated xx/xx/2021. The initial LE dated xx/xx/2020 reflects lender credit at xx. However, the final CD dated xx/xx/2021 does not reflect lender credit. This is a decrease of xx for the fee, which has a 0% tolerance test. A valid COC for the decrease in NSLC is missing from the loan documents.

The loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2020 reflects points - loan discount fee at 2,592.00. However, the final CD dated xx/xx/2021 reflects the points - loan discount fee at xx. The loan estimate dated xx/xx/2020 reflects a credit report fee of xx. However, the final CD dated xx/xx/2021 reflects a credit report fee of xx. This is a cumulative increase in the fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx/xx/2021, and the 1-year SOL is expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from the loan documents.

Downgraded the exception as SOL has been expired. - xx/xx/2024."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.843% as the borrower’s income is xx and total expenses are in the amount of xx. The loan was underwritten by DU (xx), and its recommendation is "xx" with a DTI of 44.84%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
BPTJDNP69YO	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	240	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	46.886%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
No active judgments or liens have been found.
The first installments of county taxes for 2023 have been paid in the amount of xx on xx/xx/2023.
The first installments of county taxes for 2023 are due in the amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower has been working at xx since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 46.886% Tape Value: 46.891% |---| -0.005% |----| -0.00500% Comment: Borrower DTI ratio percent is 46.886%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 32.985%   Tape Value: 32.990%   Variance: -0.005%   Variance %: -0.00500%   Comment: Housing ratio per U/W is 32.985%.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: 31 (Days)   Variance %:    Comment: Interest paid through date is xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 54.566%   Tape Value: 55.000%   Variance: -0.434%   Variance %: -0.43400%   Comment: Original CLTV ratio percent is 54.566%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2022   Variance: -7 (Days)   Variance %:    Comment: Original note doc date is xx/xx/2022.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 54.566% Tape Value: 55.000% Variance: -0.434% Variance %: -0.43400% Comment: Original standard LTV is 54.566%. Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 46.89%. The tape shows a repurchased loan due to other undisclosed mortgage liabilities not included in the DTI. The revised DTI is 96.42%. BWR defect. The subject loan was originated on xx/xx/2022, and the 3-year SOL is active."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.88% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is "approve/eligible" with a DTI of 46.89%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
XXXX	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Investor	Yes	Yes	No	xx	Not Applicable	40.952%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022, which recorded on xx/xx/2022 with book/page# xx in the amount of xx in favor of xx for xx,
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The annual combined taxes for 2023 have been paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history dated xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023 which was applied for the due date xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 5.875%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history dated xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx.
No information has been found regarding the forbearance plan.
Appraisal report in the loan file is "as is". A photo addendum of the subject property located at "xx", and painting is required on the rear side of the subject property. Also, the boundary wall is damaged. Appraisal report does not reflect the cost of the repair. CC’s do not show damage.
As per the seller's tape data, the subject property is non-owner-occupied.
As per 1003, the borrower has been working at xx as a xx for 175 months.
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report dated xx/xx/2022, which reflects a lower appraised value of xxK, shows signs of deferred maintenance at the front door as a result of wood rot at the trim and jamb, areas of dry wall damage on the second floor, and other cosmetic issues. An estimate amount for repairs is not available, and 1004D confirms the completion of repairs. Final CD does not reflect any escrow holdback."
* Assets Verification (Lvl 3)     "The tape shows that sufficient assets to close were not properly verified. Further details not provided. However, total assets available as per DU, i.e. xx satisfy the cash to close requirement of xx."
																																																																																							* Property Marketability Issues (Lvl 3) "The appraisal report dated xx/xx/2022, which reflects a lower appraised value of xxK. However, the lender used an appraised value of xxK from the second appraisal report dated xx/xx/2022, which is incorrect and not supported. A XXXX search shows an estimated value of xxK. Current UPB xxK"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved as a NOO at 40.94%. The tape shows that BWR's income was not properly documented. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active. BWR has 14 years on the job as xx, FICO 795, 0X30 since inception, and xxK equity in the subject."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
SE7D7H6NW2S	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	Delaware	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.770%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per review of the latest updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 in the amount of xx in the favor of xx for 'xx', which was recorded on xx/xx/2022.
No active liens or judgments have been found against the borrower or the property.
Annual county taxes for 2023 were paid in the amount of xx.
No prior-year delinquent taxes have been found.
As per review of the latest payment history as of xx/xx/2023, borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 3.250% and P&I of xx for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
As per review of the latest payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected is xx.
As per the final 1003, the borrower has been working at xx as a xx for 9 years.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
No damages have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Interest Paid Through Date Loan Value: xx/xx/2022 Tape Value: xx/xx/2023 |---| -546 (Days) |----| Comment: As per note. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 49.77%. Tape shows income miscalculation, omitted debts. Further details were not provided. Tape also shows insufficient documentation to validate assets but file shows xxK assets and cash to close of xxK. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active. BWR has 9 years on the job as xx, FICO 783, 0X30 since inception and xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "ComplianceEase exception test failed the reimbursement amount validation test due to the loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on xx/xx/2022 the SOL is 1 year."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx/xx/2021 reflects appraisal fee at xx. However, final CD dated xx/xx/2022 reflects Points appraisal fee xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2022 the SOL is 1 year."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.77% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 49.77%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
Y8FUQCKDJP2	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	45.286%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx in favor of xx.
The 2023 combined annual taxes is due in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is performing with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is performing with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
As per servicing comment dated xx/xx/2023, Covid-19 forbearance plan is available
No information has been found related to damage or repairs.
As per servicing comment dated xx/xx/2023, the property is owner-occupied.
As per final application, the borrower "xx" has been working at xx since xx/xx/2012. The co-borrower "xx" has been working at xx since xx/xx/2019.
The loan was originated on xx/xx/2021, and the covid-19 attestation is located at "xx", 986".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Interest Paid Through Date Loan Value: xx/xx/2021 Tape Value: xx/xx/2023 |---| -699 (Days) |----| Comment: Seller tape shows Interest paid through Date xx/xx/2023, as per the document is xx/xx/2021. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows five defects related to the comparables used in the report. The review of the appraisal report shows that the subject is in a suburban area, and comps# 1 and 2 are far away from the subject property. The comps used are dissimilar in terms of property sales price, GLA, quality of constructions, bedroom counts and actual age. Comp #3, with a sales price of xxK, is closest to the subject property. Realtor.com search shows the estimated value at xxK. Current UPB is xxK."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.286% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 45.286%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
FWSBJGXY8KM	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.000%	360	xx/xx/2022	xx/xx/2022	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.245%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx.
No active liens or judgments have been found against the borrower or subject property.
The annual combined taxes for 2023 are due in the amount of xx.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2013 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 4.000%.

Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2013 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx as an xx for 82 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure Mortgage Insurance	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 42.245%   Tape Value: 42.231%   Variance: 0.014%   Variance %: 0.01400%   Comment: As per final documents borrower DTI is 42.24%   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 39.921%   Tape Value: 39.907%   Variance: 0.014%   Variance %: 0.01400%   Comment: As per final documents housing ratio is 39.921%   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2023   Variance: -487 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.189%   Tape Value: 96.500%   Variance: 1.689%   Variance %: 1.68900%   Comment: Collateral value used for underwriting: $ xx. Amount of Secondary Lien(s): xx. Loan Amount: xx CLTV = 98.189%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 98.189% Tape Value: 96.500% Variance: 1.689% Variance %: 1.68900% Comment: Collateral value used for underwriting: $ xx. Amount of Secondary Lien(s): xx. Loan Amount: xx CLTV = 98.189%. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report reflects ‘as is', but the photo addendum shows the detached storage building has damage due to rust. However, the appraisal report does not reflect the cost to complete the repair. 1004D is missing from the loan document."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape and file show the DU recommendation is refer due to ZFHA as chums id is not valid and does not qualify for manual UW. Further details not found. Subject approved at 42.23%"
* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on xx/xx/2022 and the SOL is 1 year."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflects Appraisal Fee at xx. However, CD dated xx/xx/2022 reflects Appraisal Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2022 and the SOL is 1 year."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
32RN8EMG5Y0	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	33.117%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023, the subject mortgage originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx in favor of xx. Company LLC. Lender is a Limited Liability Company". No active judgments or liens were found. The county annual taxes for 2023 are due in the amount of xx on xx/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is performing with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The P&I is xx with an interest rate of 2.625%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB is xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
As per the final 1003, the borrower has been working at xx as a xx for 21 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Initial Escrow Acct Disclosure Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 33.117% Tape Value: 33.114% |---| 0.003% |----| 0.00300% Comment: DTI is 33.117%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 28.913%   Tape Value: 28.910%   Variance: 0.003%   Variance %: 0.00300%   Comment: Hsg ratio is 28.913%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.189%   Tape Value: 96.500%   Variance: 1.689%   Variance %: 1.68900%   Comment: LTV is 98.189%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 98.189% Tape Value: 96.500% Variance: 1.689% Variance %: 1.68900% Comment: LTV is 98.189%. Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows the loan began as USDA, then switched to FHA, but the lender failed to get the initial 92900-A addendum to the application signed by the borrower. Further details are not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3) "Hazard insurance policy is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. However, the final CD dated xx/xx/2021 reflects cash to in the amount of xx."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

Downgraded the exception as SOL has been expired. - xx/xx/2024."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "The loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2021 reflects a funding, wire, or disbursement fee at xx. However, the final CD dated xx/xx/2021 reflects the funding, wire, or disbursement fee at xx. This is an increase in the fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx/xx/2021, and the 1-year SOL is expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
KONLBSHZSSV	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	16.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	44.542%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
There is junior mortgage active against the subject property in favor of xx for xx in the amount of xx which was recorded on xx/xx/2021.
All prior year’s taxes have been paid.
No prior year’s delinquent taxes have been found.

As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
As per the final application, the borrower has been working at xx as an xx for 2.5 years.
The loan was originated on xx/xx/2021. Seller’s tape data shows re-verified employment and borrower never returned to work. Further details not provided.
Covid-19 attestation is located at "xx".
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 44.542% Tape Value: 42.611% |---| 1.931% |----| 1.93100% Comment: Borrower DTI ratio percent 42.611% 44.542% Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 41.007%   Tape Value: 41.546%   Variance: -0.539%   Variance %: -0.53900%   Comment: Housing ratio per U/W 41.546% in audit 41.007%   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2021 Tape Value: xx/xx/2021 Variance: -2 (Days) Variance %: Comment: Original Note Doc Date xx/xx/2021 as per note - xx/xx/2021 Tape Source: Initial Tape Type:	3: Curable	* Missing proof of hazard insurance (Lvl 3) "Hazard insurance is missing from the loan document."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.546%. The tape shows that the BWR was on undisclosed LOA and never returned to work. Further details not provided. BWR defect. The subject loan originated on xx/xx/2021, and the 3-year SOL is active."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan document.

Downgraded the exception as SOL has been expired. xx/xx/2024."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.542%, as the borrowers' income is xx and total expenses are in the amount of xx, and the loan was underwritten by DU (xx) and its recommendation is "xx" with a DTI of 44.54%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
IU95MWDK177	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	43.749%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023 the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx in favor of "xx".
No active judgments or liens found.
The 1st installment of county taxes for 2023 was paid in the amount of xx on xx/xx/2023.
The 2nd installment of county taxes for 2023 was due in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P & I is xx with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P & I is xx with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per final application, the borrower has been the owner of "xx" since xx/xx/2016.
The loan was originated on xx/xx/2021 and the covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Original CLTV Ratio Percent Loan Value: 94.326% Tape Value: 95.000% |---| -0.674% |----| -0.67400% Comment: Seller tape shows CLTV Ratio percent is 95.00% as per the latest DU document is 94.326%. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2021   Variance: -1 (Days)   Variance %:    Comment: Seller tape shows Note date is xx/xx/2021 as per the Note document is xx/xx/2021.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 94.326% Tape Value: 95.000% Variance: -0.674% Variance %: -0.67400% Comment: Seller tape shows LTV Ratio percent is 95.00% as per the latest DU document is 94.326%. Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 43.74%. Tape shows undisclosed debt opened prior to closing may push DTI to 57%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2021, and the 3-year SOL is active."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.749% as the borrower’s income is xx and total expenses are in the amount of xx. The loan was underwritten by DU (xx), and its recommendation is "xx" with a DTI of 43.75%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
OMTXAFS58NE	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.990%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	35.145%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of xx.
The 1st installment of county taxes for 2023 was paid in the amount of xx on xx/xx/2023.
The 2nd installment of county taxes for 2023 was due in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is performing with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 and the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 4.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 and the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 4.990%. The current UPB reflected as per the payment history is xx.
The reason for default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller’s tape data, the property is owner-occupied.
As per final application, the borrower has income from other sources like trust and social security in the amount of xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Original CLTV Ratio Percent Loan Value: 55.556% Tape Value: 56.000% |---| -0.444% |----| -0.44400% Comment: NA Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2022   Variance: -4 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 55.556% Tape Value: 56.000% Variance: -0.444% Variance %: -0.44400% Comment: NA Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 35.15%. Tape shows BWR provided outdated Vanguard statement to show trust income and trust did not establish 3 years of continuance. DTI is 549%. Further details were not provided. Lender defect. The subject loan was originated on xx/xx/2022, and the 3-year SOL is active. Borrower qualified with trust income, SSI, FICO 713, and xxK equity in the subject.

																																																																																								Downgraded to LVL2 based on PH."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
0M1CG16480K	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	48.775%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with the lender xx.
No active liens or judgments have been found against the borrower or subject property.
The annual combined taxes for 2023 are due in the amount of xx.
The annual combined taxes for 2022 were paid in the amount of xx.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 3.500%.

Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated xx/xx/2023, the subject property is owner occupied.
As per the sellers tape, the borrower was not employed at xx
As xx, the borrower has been working at xx as a xx for 27 months.
The Covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed state regulations for the bona fide discount points test due to the loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48.77%. Tape shows BWR was not employed at the time of closing, and the revised DTI is 66.87%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2021, and the 3-year SOL is active."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.775% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is "approve/eligible" with a DTI of 48.77%."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
DPDDHLHJXRM	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.000%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	xx	47.255%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per review of the latest updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2020 in the amount of xx in the favor of "xx", which was recorded on xx/xx/2020.
There is one municipal lien against xx in the total amount of xx, which was recorded on xx/xx/2023 in the favor of xx.
There is one junior mortgage against the subject property in the favor of "xx" in the amount of xx, which was recorded on xx/xx/2021.
There is one UCC judgment against xx favor of xx, which was recorded on xx/xx/2022. Supporting document does not reflect the lien amount.
The county taxes for 2023 have been due in the total amount of xx.
No prior-year delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 4.00%. The current UPB is xx.	Collections Comments:Current status of loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB is xx.
No foreclosure or bankruptcy activity has been found. No details have been found regarding the damage.
As per the comment dated xx/xx/2022, the borrower's income was impacted by COVID-19. The forbearance plan was offered to the borrower.
As per final 1003, the borrower has been working at xx as a xx for 46 months.
The comment dated xx/xx/2022 shows the reason for default is reduced income. The subject property is occupied by owner.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 47.255% Tape Value: 47.253% |---| 0.002% |----| 0.00200% Comment: Borrower DTI ratio percent is 47.255%. Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx/xx/2022   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 31.604%   Tape Value: 32.000%   Variance: -0.396%   Variance %: -0.39600%   Comment: Housing ratio per U/W is 31.604%.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: 31 (Days)   Variance %:    Comment: Interest paid through date is xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2020   Tape Value: xx/xx/2020   Variance: -1 (Days)   Variance %:    Comment: Original note doc date is xx/xx/2020.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO, but the tape indicates that the property is NOO due to misrepresentation. Further details were not provided. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 47.25%. Tape shows an income miscalculation. BWR has 3.87 years on the job as xx, 0X30 since inception, FICO 706, and xxk equity in the subject. Further details not provided. Lender defect. The subject loan originated on xx/xx/2020, and the 3-year SOL has expired."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID violation due to decrease in lender credit on initial CD dated xx/xx/2020. Initial LE dated xx/xx/2020 reflects lender credits at xx. However, final CD dated xx/xx/2020 reflects lender credits at xx. This is decrease of xx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2020 and the 1-year SOL is expired.

Loan failed charges that cannot increase 0% tolerance test.
Initial loan estimate dated xx/xx/2020 reflects appraisal fee at xx. However, in final CD dated xx/xx/2020 reflects appraisal fee at xx.
Initial loan estimate dated xx/xx/2020 does not reflect credit report fee. However, final CD dated xx/xx/2020 reflects credit report fee at xx
This is a cumulative increase in fees of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2020 and the 1-year SOL is expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.255% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is "approve/eligible" with a DTI of 47.26%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
GEWB6VNUOLA	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Wyoming	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	34.144%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per review of the latest updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 in the amount of xx in the favor of xx for xx which was recorded on xx/xx/2021.
No active judgments or liens were found.
The 1st installment of combined taxes for 2023 have been paid in the amount of xx on xx/xx/2023.
The 2nd installment of combined taxes for 2023 have been due in the amount of xx on xx/xx/2024.
No prior year delinquent taxes have been found.
As per review of latest payment history as of xx/xx/2023 the loan is performing and borrower has been making his monthly payment. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 3.25000% and P&I xx for the due date of xx/xx/2023. The next due date is xx/xx/2023. The current UPB reflected is in the amount of xx.	Collections Comments:The current status of the loan is performing.
As per review of latest payment history as of xx/xx/2023 the loan is performing and borrower has been making his monthly payment. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 3.25000% and P&I xx for the due date of xx/xx/2023. The next due date is xx/xx/2023. The current UPB reflected is in the amount of xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
No modification or forbearance details are available in the recent collection comments.
No information has been found related to damage or repairs.
No comments have been found stating the borrower’s income was impacted by COVID-19.
As per final 1003, the borrower was previously working at xx as a xx.
The loan was originated on xx/xx/2021. Covid-19 attestation is located at "xx"

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 34.144% Tape Value: 30.766% |---| 3.378% |----| 3.37800% Comment: Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: 26.737% Tape Value: 25.322% Variance: 1.415% Variance %: 1.41500% Comment: Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "The subject loan is repurchased and the tape shows appraisal report is ineligible due to comps used dissimilar in terms of sales price, GLA, actual age and all comps are far away from the subject property. XXXX search shows an estimated value of xxK. Current UPB xxK."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
QE0JU7Z0GH3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	16.000%	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	xx	49.215%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023 the subject mortgage was originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of xx in favor of "xx".
There is an active junior mortgage against the subject property in favor of "xx" in the amount of xx which originated on xx/xx/2023 and recorded on xx/xx/2023.
The first and second installments of county taxes for 2023 are due total in the amount of xx.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
Unable to determine current occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final application, the borrower has been working at xx as a xx for 156 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 49.215% Tape Value: 49.218% |---| -0.003% |----| -0.00300% Comment: NA Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 49.215%   Tape Value: 49.218%   Variance: -0.003%   Variance %: -0.00300%   Comment: NA   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx/xx/2023 Tape Value: xx/xx/2023 Variance: -2 (Days) Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows the loan was repurchased due to the immigration status of the BWR. BWR is a non-resident US citizen in the C10 category, which is not sufficient for loan approval and requires legal citizenship. BWR has a 730 FICO and has been working as a caregiver for more than 6 years. Further details not provided."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
148KCQD9B86	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.196%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of "xx".

No active liens and judgments have been found against borrower and property.
No prior year delinquent taxes have been found.
The third and fourth installments of county taxes for 2023 are due total in the amount of xx.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
Unable to determine current occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
The final and initial 1003 does not show borrower’s employment details.
The Covid-19 attestation document is located at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Borrower DTI Ratio Percent Loan Value: 44.196% Tape Value: 44.199% |---| -0.003% |----| -0.00300% Comment: Seller tape shows DTI Ratio percent is 44.199% as per the latest document is 44.196%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: 32.714% Tape Value: 33.000% Variance: -0.286% Variance %: -0.28600% Comment: Seller tape shows Housing Ratio percent is 33.00% as per the latest 1008 document is 32.714%. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 44.00%. The tape shows an unacceptable income source. Qualifying income is asset depletion. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL is active."xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Initial loan estimate is dated xx/xx/2021 and electronically signed on xx/xx/2021 which is greater than 3 days. Unable to determine delivery date due to missing doc tracker. TRID is failing for timing of initial LE. Subject loan is a purchase case, originated on xx/xx/2021 and the 1-year SOL is expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial LE estimate delivery and timing test. Initial LE dated xx/xx/2020 delivered on xx/xx/2021 which is more than 3 business days from initial application date xx/xx/2020. The subject loan is a purchase case, originated on xx/xx/2021, and the 1-year SOL is expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by the borrower is missing from the loan documents.

Downgraded the exception as SOL has been expired. xx/xx/2024."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.196%, as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by LP (xx) and its recommendation is "accept" with a DTI of 44.20%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
RISHC7FACEC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	46.521%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx.
No active liens or judgments have been found against the borrower or subject property.
The first and second installments of county taxes for 2023 were paid in the amount of xx.
The third and fourth installments of county taxes for 2023 are due in the amount of xx.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 4.375%.

Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
As per the seller's tape, the borrower was not able to occupy the property due to a gas leak. CCs do not show damage.
As per the final application, the borrower has been working at xx as an xx for 24 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 46.521% Tape Value: 46.523% |---| -0.002% |----| -0.00200% Comment: Borrower DTI Ratio Percent is 46.521%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 33.769%   Tape Value: 33.772%   Variance: -0.003%   Variance %: -0.00300%   Comment: Housing ratio per U/W is 33.769%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2022 Tape Value: xx/xx/2022 Variance: -1 (Days) Variance %: Comment: Original Note Doc Date is xx/xx/2022. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 46.52%. Tape shows that evidence of rental income is not documented. The revised DTI is 66.99%. Lender defect. The subject loan was originated on xx/xx/2022, and the 3-year SOL is active. BWR has 7 months on the job as xx, FICO 705, 0X30 since inception, and xxK equity in the subject.

Downgraded to LVL2 based on PH."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.521% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is "approve/eligible" with a DTI of 46.52%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
PE7J25L8XXR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	35.716%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2020 in the amount xx with the lender "xx" which was recorded on xx/xx/2020.
No active judgments or liens have been found.
The annual combined taxes for 2023 are due in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The monthly P&I is xx and the interest rate 2.75%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the final 1003, the borrower has been working at xx as a xx for 2 years.
Covid-19 attestation is located at "xx"

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 35.716% Tape Value: 35.720% |---| -0.004% |----| -0.00400% Comment: As per 1008, DTI is 35.716%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 28.188%   Tape Value: 28.190%   Variance: -0.002%   Variance %: -0.00200%   Comment: As per 1008, housing ratio is 28.188%.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2020   Tape Value: xx/xx/2023   Variance: -1034 (Days)   Variance %:    Comment: Interest paid through date is xx/xx/2020.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 66.477%   Tape Value: 67.000%   Variance: -0.523%   Variance %: -0.52300%   Comment: Calculated CLTV ratio percentage is 66.477%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: 66.477% Tape Value: 67.000% Variance: -0.523% Variance %: -0.52300% Comment: Calculated LTV percentage is 66.477%. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 35.71%. Tape shows BWR was not employed at the time of closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/2020, and the 3-year SOL has expired."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
MOU4NL3DQNT	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Unavailable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	38.842%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
No active judgments or liens have been found.
2nd half county taxes for xx are due on xx/xx/2024 in the amount of xx.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
As per the final application, the borrower has been the owner of xx for 6.1 years.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: 38.842% Tape Value: 38.840% |---| 0.002% |----| 0.00200% Comment: Borrower DTI ratio percent 38.480% In audit 38.842% Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 30.061%   Tape Value: 30.060%   Variance: 0.001%   Variance %: 0.00100%   Comment: Housing ratio per U/W 30.060% in audit 30.061%   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2023   Variance: -273 (Days)   Variance %:    Comment: Interest paid through date xx/xx/2023 as per note xx/xx/2022.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2022 Tape Value: xx/xx/2022 Variance: -5 (Days) Variance %: Comment: Original Note Doc Date xx/xx/2022 as per note - xx/xx/2022. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan document."
* Transmittal (1008) is Missing (Lvl 3) "Transmittal (xx) is missing from the loan document."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 38.842%. Tape shows rental loss was miscalculated, which may push the DTI to 65.31%. BWR has 6 years on the job as xx and BWR2 has 6.08 years on job as xx, 0X30 since inception and FICO 723. Further details not provided. Lender defect. The Subject loan originated on xx/xx/2022 and the 3 year SOL is active.

																																																																																								xx/xx/2026: SOL expired. Downgraded to LVL 2."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
SXDH0K8K4S1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	45.849%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
There is one prior civil judgment against xx favor of "xx", which was recorded on xx/xx/2015 in the amount of xx.
The annual installments of combined taxes for 2023 are due in the amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
Covid-19 attestation is available in the loan file, which is located at "xx".
The loan was originated on xx/xx/2021. The seller’s tape data reflects that the borrower was not employed at xx since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 45.849% Tape Value: 45.846% |---| 0.003% |----| 0.00300% Comment: As per final 1008 & DU DTI ratio is 45.849%; however, seller tape shows DTI ratio is 45.846%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 23.429%   Tape Value: 23.430%   Variance: -0.001%   Variance %: -0.00100%   Comment: As per final 1008 & DU housing ratio is 23.429%; however, seller tape shows housing ratio is 23.430%.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date Loan Value: xx/xx/2021 Tape Value: xx/xx/2023 Variance: -822 (Days) Variance %: Comment: As per note doc interest paid through date is xx/xx/2021; however, seller tape shows interest paid through date is xx/xx/2023. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45.84%. Tape shows BWR was not employed at the time of closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/2021, and the 3-year SOL is active."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.849% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU(xx) and its recommendation is Approve/Eligible with a DTI of 45.85%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
LY8P1SVJBOM	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2020	xx	Secondary	Yes	Yes	No	xx	Not Applicable	25.012%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xx in favor of "xx".
No active liens and judgments have been found against borrower and property.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
Unable to determine current occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
As per final application, the borrower has been working at xx as a xx for 192 months.
The Covid-19 attestation is available at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Initial Escrow Acct Disclosure	Field: Borrower DTI Ratio Percent Loan Value: 25.012% Tape Value: 25.017% |---| -0.005% |----| -0.00500% Comment: Borrower DTI ratio percent is 25.012%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 0.014%   Tape Value: 14.000%   Variance: -13.986%   Variance %: -13.98600%   Comment: Housing ratio per U/W is 0.014%.   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Secondary   Tape Value: Investor   Variance:    Variance %:    Comment: Occupancy at origination is secondary.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Single Family Variance: Variance %: Comment: Subject property type is Manufactured housing. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 25.01%. Tape shows BWR was not employed at the time of closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/2020, and the 3-year SOL has expired."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2020 reflects appraisal fee at xx. However, CD dated xx/xx/2020 reflects appraisal fee at xx. This is increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2020 and the 1-year SOL is expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
																																																																																								* Property is Manufactured Housing (Lvl 2) "The home is affixed to the land. As per the appraisal report located at "xx" the subject property is a manufactured home. The Alta-7 endorsement for manufactured homes is not attached to the final title policy. Also, the VIN number is not available in the legal description of the recorded mortgage. However, the manufactured home rider document is available at "xx" shows VIN#XXXX XXXX, and the home is permanently affixed to the land."		Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
ZMI4JX3G6QW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	47.526%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the latest updated title report dated xx/xx/2022, the subject mortgage was originated on xx/xx/2022 in the amount of xx in favor of xx, which was recorded on xx/xx/2022.
No active liens or judgments were found.
The county taxes for 2023 have been paid in the total amount of xx on xx/xx/2022.
No prior-year delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current rate of interest is 5.375% and the current UPB is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy and current condition of the subject property has been found in the latest servicing comments. CCs do not show any damage.
As per the application, the borrower has been receiving income from pension and social security.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 47.526% Tape Value: 47.528% |---| -0.002% |----| -0.00200% Comment: As per DU, calculated DTI is 47.526%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 40.352%   Tape Value: 40.354%   Variance: -0.002%   Variance %: -0.00200%   Comment: As per DU, calculated housing ratio is 40.352%.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2023   Variance: -304 (Days)   Variance %:    Comment: Interest paid through date is xx/xx/2022.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 74.821%   Tape Value: 75.000%   Variance: -0.179%   Variance %: -0.17900%   Comment: Calculated CLTV ratio percentage is 74.821%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 74.821% Tape Value: 75.000% Variance: -0.179% Variance %: -0.17900% Comment: Calculated LTV ratio percentage is 74.821%. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 47.52%. Tape shows that IRA distribution income as a source of qualifying income is not acceptable. The loan is ineligible for a repurchase alternative due to excessive DTI. BWR has been 0X30 since inception, FICO 793, xxK in retirement accounts and xxk equity in the subject. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. LE dated xx/xx/2022 does not reflect Escrow Waiver Fee. However, CD dated xx/xx/2022 reflects Escrow Waiver Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is a purchase, originated on xx/xx/2022 and the 1-year SOL is expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.52%, as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is "xx" with a DTI of 47.53%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
J5SQL3AFO0L	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	37.397%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023, the subject mortgage originated on xx/xx/2020 and was recorded on xx/xx/2020 in the amount of xx in favor of "xx".
No active liens and judgments have been found against borrower and property.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
As per comment dated xx/xx/2022, the subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding damage.
As per final 1003, the borrower was previously working at xx as a xx for 19 months.
The loan was originated on xx/xx/2020 and the Covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 37.397% Tape Value: 37.856% |---| -0.459% |----| -0.45900% Comment: Borrower DTI Ratio Percent is 37.399% Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: 34.122% Tape Value: 34.581% Variance: -0.459% Variance %: -0.45900% Comment: NA. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.95%. The tape shows BWR was not employed at closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/2020, and the 3-year SOL is expired."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The loan failed the state regulation for the first lien prohibited fees test. The following fees were included in the test:
Administration Fee paid by Borrower: xx
Funding, Wire, or Disbursement Fee paid by Borrower: xx
Tax Service Fee paid by Borrower: xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
D8CTKFFMY1F	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.017%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023, the subject mortgage originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx in favor of "xx".
There is an active junior mortgage against the subject property in favor of "xx" in the amount of xx, which originated on xx/xx/2021 and was recorded on xx/xx/2021.
The third and fourth installments of county taxes for 2023 are due total in the amount of xx.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
Unable to determine current occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final application, the borrower has been working at xx as a xx for 180 months.
The COVID-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 49.017% Tape Value: 49.018% |---| -0.001% |----| -0.00100% Comment: 49.017% Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 37.029%   Tape Value: 37.030%   Variance: -0.001%   Variance %: -0.00100%   Comment: 37.029%   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: 31 (Days)   Variance %:    Comment: xx/xx/2023   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 100.434%   Tape Value: 98.750%   Variance: 1.684%   Variance %: 1.68400%   Comment: 98.189%   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2021   Variance: -3 (Days)   Variance %:    Comment: xx/xx/2021   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 98.189% Tape Value: 96.500% Variance: 1.689% Variance %: 1.68900% Comment: 98.189% Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows the subject loan is uninsured and the appraisal report is invalid due to the FHA case number being incorrect. Further details not provided."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "The subject loan FHA loan. However, the mortgage insurance certificate is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.017% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 49.017%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
MMF0UCQCC12	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	38.787%	First	Final policy	Not Applicable	xx	xx/xx/2021	xx	Not Applicable	2.875%	xx	xx/xx/2021	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xx with xx.
There is one junior mortgage active against the subject property in favor of "xx", which was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xx.
The first installment of county taxes for 2023 has been paid in the amount of xx.
The second installment of county taxes for 2023 is due in the amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower, previously self-employed, was owner of "xx" from xx/xx/2016 to xx/xx/2019. Currently, the borrower has been working at xx from xx/xx/2021 to xx/xx/2021, with a monthly amount of xx, which was paid on xx/xx/2021, xx/xx/2021, and xx/xx/2021.
As per the comment dated xx/xx/2022, the subject property is owner-occupied. No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2021, the borrower's income was impacted by Covid-19.
The modification agreement was made between the lender and borrower on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx/xx/2021. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 2.875% beginning on xx/xx/2021 with a maturity date of xx/xx/2061. The loan has been modified once since origination.	Initial Escrow Acct Disclosure	Field: Borrower DTI Ratio Percent Loan Value: 38.787% Tape Value: 38.794% |---| -0.007% |----| -0.00700% Comment: NA Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2021   Tape Value: xx/xx/2021   Variance: -11 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 35.066%   Tape Value: 35.074%   Variance: -0.008%   Variance %: -0.00800%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-11562.43   Variance %: -5.29967%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 38.78676%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: 4.62500% Tape Value: 2.87500% Variance: 1.75000% Variance %: 1.75000% Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the total closing costs paid by the borrower are in the amount of xx, and the borrower received an IPC totaling xx, which exceeded the borrower's total closing cost limit. However, reducing the sales price by the amount of excessive IPC results in an LTV of 98%, which exceeds the maximum LTV of 97%."	* Cash out purchase (Lvl 2) "Subject loan is a purchase case. However, the final CD reflects cash to in the amount of xx."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a purchase, originated on xx/xx/2020 and the 1-year SOL has expired."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TRID Rate Lock Disclosure Delivery Date Test. A disclosure advising of the revised interest rate, points, lender credits, and any other interest rate dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on xx/xx/2020, xx/xx/2020 and xx/xx/2020. The subject loan is a purchase, originated on xx/xx/2020 and the 1-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test due to loan failed Initial LE delivery and timing test. Initial LE dated xx/xx/2020 delivered on xx/xx/2020 which is more than 3 business days from initial application date xx/xx/2020. The subject loan is a purchase, originated on xx/xx/2020 and the 1-year SOL has expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow disclosure is missing from the loan documents."
																																																																																								* LE/CD Issue date test Fail (Lvl 2) "Loan failed ComplianceEase delivery and timing test for initial LE dated xx/xx/2020. Document tracker proving the delivery of Initial LE within 3 business days from the initial application date is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2020 and the 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
MTI97TI0JP3	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Montana	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	32.345%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
No active judgments or liens have been found.
The first and second installments of combined taxes for 2023 are due in the total amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 2.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
Covid-19 attestation is available in the loan file, which is located at "xx".
As per the final 1003, the borrower previously worked at xx since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Borrower DTI Ratio Percent Loan Value: 32.345% Tape Value: 32.339% |---| 0.006% |----| 0.00600% Comment: Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: 22.162% Tape Value: 22.156% Variance: 0.006% Variance %: 0.00600% Comment: Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 32.34%. Tape shows undisclosed debt opened prior to closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/2021, and the 3-year SOL is active."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on xx/xx/2021 and the SOL is 1 year."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 reflect Points-Loan discount Fee xx. However,CD dated xx/xx/2021 reflects Points-Loan discount Fee xx.This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2021 and the SOL is 1 year."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
10RUGSGT3AI	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Investor	Yes	Yes	No	xx	xx	36.718%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023, the subject mortgage originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of xx.
The annual county taxes for the year 2023 have been due in the amount of xx on xx/xx/2024.
The annual city taxes for the year 2023 have been paid in the amount of xx on xx/xx/2023.
The annual county taxes for the year 2022 have been paid in the amount of xx on xx/xx/2022.
The annual city taxes for the year 2022 have been paid in the amount of xx on xx/xx/2022.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is performing with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 2.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is performing with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 2.990%. The current UPB reflected as per the payment history is xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
As per the collection comment dated xx/xx/2022, the subject property is non owner occupied.
As per the final 1003, the borrower has been working at xx as a xx for 213 months.
No information has been found stating the borrower’s income was impacted by COVID-19.
The loan was originated on xx/xx/2022 and the covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 36.718% Tape Value: 37.957% |---| -1.239% |----| -1.23900% Comment: As per Tape data, Post Close DTI is 37.957%. However final application documents reflect as 36.718% Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 18.572%   Tape Value: 18.277%   Variance: 0.295%   Variance %: 0.29500%   Comment: As per Tape data, Post Close Housing Ratio is 18.277%. However Final Application documents reflect as 18.572%   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 28.983%   Tape Value: 28.990%   Variance: -0.007%   Variance %: -0.00700%   Comment: Collateral Value used for Underwriting: xx. Amount of Secondary Lien(s): xx. Loan Amount: xx. CLTV 28.983%   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2022   Variance: -1 (Days)   Variance %:    Comment: Original note date reflects, note date is xx/xx/2022.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 28.983%   Tape Value: 28.990%   Variance: -0.007%   Variance %: -0.00700%   Comment: Collateral Value used for Underwriting: xx. Amount of Secondary Lien(s): xx. Loan Amount: xx. LTV 28.983%   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: Final application reflects, purpose of refinance per HUD is Limited Cash Out. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "The subject loan is NOO. Tape shows the loan exceeds the 5% points and fees limit. Freddie Mac would not permit a cure for the issue with a refund of the fees; Fannie Mae would allow it, but the loan does not meet its guidelines. Further details not provided."
																																																																																							* Required Documentation Missing or Incomplete (Lvl 3) "Subject approved at 36.718%. Unable to calculate DSCR ratio due to the form 1007 & form 216 is missing from loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
WRNK363X7PU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2022	xx	Investor	Yes	Yes	No	xx	xx	43.076%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx".
No active judgments or liens were found.
The annual combined taxes for 2023 are due in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 4.500%.

Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated xx/xx/2022, the subject property is non-owner occupied.
No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx as a xx for 24 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: 43.076% Tape Value: 36.000% |---| 7.076% |----| 7.07600% Comment: Seller tape shows DTI Ratio percent is 36.00% as per the latest document is 43.076%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 0.000%   Tape Value: 13.000%   Variance: -13.000%   Variance %: -13.00000%   Comment: Seller tape shows Housing Ratio percent is 13.00% as per the latest 1008 document is 0.00%.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date Loan Value: xx/xx/2022 Tape Value: xx/xx/2023 Variance: -518 (Days) Variance %: Comment: Seller tape shows Interest paid through Date xx/xx/2023, as per the document is xx/xx/2022. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The subject loan is NOO. Tape shows the loan exceeds the 5% points and fees limit. Freddie Mac would not permit a cure for the issue with a refund of the fees; Fannie Mae would allow it, but the loan does not meet its guidelines. Further details not provided."
* Missing Required Disclosures (Lvl 3)     "Operating income statement ,rent schedule and lease agreement are missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "1008 at the time of closing is missing from the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
GT5U1HPC72Q	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$222.82	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Manufactured Housing	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	22.464%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023, the subject mortgage originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of xx.
The 1st and 2nd installments of county taxes for 2023 are due in the total amount of xx on xx/xx/2023 and xx/xx/2024.
The 2nd installment of other taxes for 2022 supplemental is due in the total amount of xx on xx/xx/2023.
The 1st installment of other taxes for 2022 supplemental is delinquent in the total amount of xx, which was due on xx/xx/2023 and is good through date xx/xx/2023.
According to the payment history as of xx/xx/2023, the borrower is performing with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 5.630%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is performing with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The current monthly P&I is xx, with an interest rate of 5.630%. The current UPB reflected as per the payment history is xx.
The reason for the default is not available.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No modification or forbearance details are available in the recent collection comments.
According to servicing comments dated xx/xx/2023, and also the tape issue, the roof of the subject property has been damaged. No details are available regarding the estimated repair cost. No further details were provided.
As per tape data, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by COVID-19.
As per the final application, the borrower has been working at xx since xx/xx/2017.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: As per note. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 22.464%   Tape Value: 22.460%   Variance: 0.004%   Variance %: 0.00400%   Comment: Borrower DTI ratio percent 22.460% In audit 22.464%   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 19.669%   Tape Value: 19.670%   Variance: -0.001%   Variance %: -0.00100%   Comment: Housing ratio per U/W 19.670% in audit 19.669%   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2023   Variance: -273 (Days)   Variance %:    Comment: Interest paid through date xx/xx/2023 as per note xx/xx/2022.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2022   Variance: -3 (Days)   Variance %:    Comment: Original Note Doc Date xx/xx/2022 as per note - xx/xx/2022   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Single Family Variance: Variance %: Comment: Subject property type single family as per document Manufactured Housing Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Tape shows the subject property is a manufactured home, and the file doesn’t contain any evidence of approval by a licensed engineer for the attached covered front porch that uses a dwelling for support. Tape also shows missing documentation to prove roof repairs were completed, but 1004D in the file shows all improvements have been completed."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflect appraisal fee xx. However, CD dated xx/xx/2022 reflects appraisal fee at xx. This is an increase in fee of xx. for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2022 and the SOL is 1 year."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (xx) QM points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by +xx.
The below fees were included in the test:
Funding, Wire, or Disbursement Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Tax Certificate Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx
Wire Transfer Fee paid by Borrower: xx

Loan fails QM lending points and fees test due to fees charged xx Exceeds fees threshold of xx Over by +xx.
The below fees were included in the test:
Funding, Wire, or Disbursement Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Tax Certificate Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx
Wire Transfer Fee paid by Borrower: xx"
																																																																																								* Property is Manufactured Housing (Lvl 2) "Home is affixed. According to the appraisal report dated xx/xx/2022, the subject property type is a "xx". Final title policy incorporates Alta 7 endorsement with it. The VIN# is not mentioned in the subject mortgage's legal description. As per the affidavit of affixation located at "xx", the manufactured home is permanently affixed with the serial# XXXX."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
MTICGOYM1GA	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	360	xx/xx/2022	xx/xx/2022	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	32.277%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023, the subject mortgage originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of xx in favor of "xx" which was recorded on xx/xx/2020. Supportive document does not reflect the lien amount.
The county taxes for 2023 (xx) are paid in the amount of xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 5.00%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB is xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
CCs do not show damage.
As per the tape data, the subject property is owner-occupied.
As per the final 1003, the borrower has been working at xx as a xx for 10.3 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Initial Escrow Acct Disclosure	Field: Borrower DTI Ratio Percent Loan Value: 32.277% Tape Value: 32.280% |---| -0.003% |----| -0.00300% Comment: NA. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 28.046%   Tape Value: 28.050%   Variance: -0.004%   Variance %: -0.00400%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2022 Tape Value: xx/xx/2022 Variance: -6 (Days) Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Subject loan is escrowed. However, initial escrow account disclosure is missing from the loan documents."
* Missing credit report (Lvl 3) "Credit Report is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at DTI 32.27%. The tape shows an income miscalculation as BWR's income is not supported by his previous two years income and was employed by a family member. The recalculated income pushes the DTI to 55.52%. BWR has 10.24 years on the job as xx, 0X30 since inception and FICO 717 and xxk equity in the subject. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022 and the 3-year SOL is active.

																																																																																								Downgraded to LVL2 based on PH."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
SRL2UFU2FFC	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	New Hampshire	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	33.915%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 in the amount of XXXX with the lender, xx which was recorded on xx/xx/2022.
No active liens and judgments have been found.
The annual combined taxes for 2023 are due in the amount of xx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) and was applied to the due date of xx/xx/2023. The monthly P&I is xx, and the interest rate is 3.250%. The current UPB is xx.

Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) and was applied to the due date of xx/xx/2023. The monthly P&I is xx, and the interest rate is 3.250%. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower has been working at xx as a xx for 2 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	Field: Housing Ratio per U/W (Initial Rate) Loan Value: 11.301% Tape Value: 11.300% |---| 0.001% |----| 0.00100% Comment: AS per DU housing ratio is 11.301% Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2023   Variance: -546 (Days)   Variance %:    Comment: As per note interest paid through date is xx/xx/2022   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 68.126%   Tape Value: 69.000%   Variance: -0.874%   Variance %: -0.87400%   Comment: Collateral value used for underwriting: $ xx. Amount of Secondary Lien(s): xx. Loan Amount: xx LTV= 68.126% and CLTV=68.126%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 68.126% Tape Value: 69.000% Variance: -0.874% Variance %: -0.87400% Comment: Collateral value used for underwriting: $ xx. Amount of Secondary Lien(s): xx. Loan Amount: xx LTV= 68.126% and CLTV=68.126% Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 33.91%. The loan was purchased the tape shows borrower was not employed at xx as xx, FICO 762, and xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on xx/xx/2022 and the SOL is 1 year."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan fails the compliance, ease of delivery, and timing tests for the initial closing disclosure dated xx/xx/2022 and electronically signed on xx/xx/2022, which is less than 3 business days before the consummation date of xx/xx/2022.

Downgraded the exception as SOL has been expired. xx/xx/2024."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx/xx/2021 reflects appraisal fee at xx. However, final CD dated xx/xx/2022 reflects appraisal fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
																																																																																								Subject loan is purchase case, originated on xx/xx/2022 and the SOL is 1 year."		Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
W9LK66ANRGZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2020	xx	Secondary	Yes	Yes	No	xx	xx	49.091%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per review of the latest updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 in the amount of xx in the favor of xx, which was recorded on xx/xx/2021 under Instr#xx
No active judgments or liens found.
The annual county taxes for 2022 have been paid in the total amount of xx on xx/xx/2022
The annual county taxes for 2023 have been due in the amount of xx which is good through till xx/xx/2024.	According to the payment history as of xx/xx/2023, the borrower is performing with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for due date of xx/xx/2023. The current P&I is xx and current PITI is xx with an interest rate of 2.625%.The current UPB reflected as per the payment history is xx.	Collections Comments:According to the payment history as of xx/xx/2023, the borrower is performing with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for due date of xx/xx/2023. The current P&I is xx and current PITI is xx with an interest rate of 2.625%.The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
No modification or forbearance details are available in the recent collection comments.
No information has been found related to damage or repairs.
As per the tape data, the subject property is non-owner occupied.
No comments have been found stating the borrower’s income was impacted by COVID-19.
The loan was originated on xx/xx/2021. The covid-19 attestation document is located at "xx".
As per final 1003, the employment details are not available.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 49.091% Tape Value: 49.092% |---| -0.001% |----| -0.00100% Comment: As per Tape data, Post Close DTI is 36.379%. However Final Application documents reflect as 49.09% Tape Source: Initial Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Secondary   Tape Value: Investor   Variance:    Variance %:    Comment: Occupancy type at origination as per application is secondary.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 60.790%   Tape Value: 61.000%   Variance: -0.210%   Variance %: -0.21000%   Comment: Collateral value used for underwriting: xx. Amount of Secondary Lien(s): xx. Loan Amount: xx CLTV = 60.790%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 60.790% Tape Value: 61.000% Variance: -0.210% Variance %: -0.21000% Comment: Collateral value used for underwriting: xx. Amount of Secondary Lien(s): xx. Loan Amount: xx LTV = 60.790%. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.09%. Tape shows undisclosed auto debt of xx opened prior to closing may push DTI to 71.17%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2021, and the 3-year SOL is active."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents.

Downgraded the exception as SOL has been expired. xx/xx/2024."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.091%, as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by AUS/DU (xx) and its recommendation is "xx" with a DTI of 49.09%"		Elevated	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
RID46P7QSX8	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.990%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	35.349%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 in the amount xx with the lender, "xx" which was recorded on xx/xx/2022.
No active judgments or liens have been found.
The second installment of 2022 county taxes is due in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The monthly P&I is xx and the interest rate 2.75%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the final loan application, the borrower is receiving the social security, retirement and other income in the total monthly amount of xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: 35.349% Tape Value: 34.440% |---| 0.909% |----| 0.90900% Comment: Borrower DTI ratio percent is 35.349%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 24.657%   Tape Value: 24.655%   Variance: 0.002%   Variance %: 0.00200%   Comment: Housing ratio per U/W is 24.657%.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: 31 (Days)   Variance %:    Comment: Interest paid through date is xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2022 Tape Value: xx/xx/2022 Variance: -6 (Days) Variance %: Comment: Original note doc date is xx/xx/2022. Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     ""xx""
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
KU9CNCMB2V9	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Investor	Yes	Yes	No	xx	xx	46.903%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023, the subject mortgage originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx".
No active judgments or liens were found.
The 2023 combined annual taxes are due in the amount of xx on xx/xx/2023
The 2023 city annual taxes are due in the amount of xx on xx/xx/2023
The 2022 combined annual taxes are paid in the amount of xx on xx/xx/2022.
The 2022 city annual taxes were paid in the amount of xx on xx/xx/2022.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is performing with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is performing with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
As per servicing comment dated xx/xx/2022, the property is non-owner occupied.
As per the final 1003, the employment details are not available. The borrower has other income sources, like the subject property's net cash flow.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 46.903% Tape Value: 47.000% |---| -0.097% |----| -0.09700% Comment: NA Tape Source: Initial Tape Type:
																																																																																				Field: Housing Ratio per U/W (Initial Rate) Loan Value: 11.809% Tape Value: 12.000% Variance: -0.191% Variance %: -0.19100% Comment: NA Tape Source: Initial Tape Type:	3: Curable		* Compliance Testing (Lvl 3) "The subject loan is NOO. Tape shows the loan exceeds the 5% points and fees limit. Freddie Mac would not permit a cure for the issue with a refund of the fees; Fannie Mae would allow it, but the loan does not meet its guidelines. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
J9111UJ4T0E	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.319%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of "xx".
No active liens and judgments have been found against borrower and property.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
Unable to determine current occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final application, the borrower has been working at xx as a xx for 60 months.
The Covid-19 attestation is available at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Borrower DTI Ratio Percent Loan Value: 42.319% Tape Value: 42.328% |---| -0.009% |----| -0.00900% Comment: Seller tape shows DTI Ratio percent is 42.328% as per the latest document is 42.319%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 23.107%   Tape Value: 23.116%   Variance: -0.009%   Variance %: -0.00900%   Comment: Seller tape shows Housing Ratio percent is 23.116% as per the latest 1008 document is 23.107%.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date Loan Value: xx/xx/2021 Tape Value: xx/xx/2023 Variance: -852 (Days) Variance %: Comment: Seller tape shows Interest paid through Date xx/xx/2023, as per the document is xx/xx/2021. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 42.32%. Tape shows undisclosed auto debt of xx may push DTI to 52%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2021, and the 3-year SOL is active."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed Compliance Ease delivery and timing test for initial closing disclosure dated xx/xx/2021 Document tracker is missing and 3 business days were added to get receipt date xx/xx/2021 which is on the consummation date xx/xx/2021.Subject loan is a purchase, originated on xx/xx/2021 and the SOL is 1 year."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The loan failed the state regulations for the first lien prohibited fees test. Fees charged xx Fees Threshold xx over by +xx.
The Below fees were included in the test:
Administration Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx

Downgraded the exception as SOL has been expired. xx/xx/2024."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents.

																																																																																								Downgraded the exception as SOL has been expired. xx/xx/2024."		Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
Y4FB53U2QG0	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.250%	360	xx/xx/2021	xx/xx/2021	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with the lender xx.
No active liens or judgments have been found against the borrower or subject property.
The first and second installments of county taxes for 2023 are due in the amount of xx.
The water/sewer taxes for 2023 are delinquent in the amount of xx, which is good though dated xx/xx/2023.
According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 2.250%.

Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
The employment details are not available.
The Covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock Right of Rescission	Field: Loan Documentation Type Loan Value: Streamline Refinance Tape Value: Full Documentation |---| |----| Comment: Loan documentation type is streamline refinance. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 87.418%   Tape Value: 87.420%   Variance: -0.002%   Variance %: -0.00200%   Comment: Original CLTV ratio percent is 87.418%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2021   Variance: -13 (Days)   Variance %:    Comment: Original note doc date is xx/xx/2021.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 87.418% Tape Value: 87.420% Variance: -0.002% Variance %: -0.00200% Comment: Original standard LTV is 87.418%. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "In VA refinance loans, there should be a waiting period or gap between the 210-day period from the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans. In this loan, the waiting period is not satisfied."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure signed by the borrower is missing from the loan documents.

Downgraded the exception as SOL has been expired. xx/xx/2024."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents.

Downgraded the exception as SOL has been expired. xx/xx/2024."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan documents.

																																																																																								Downgraded the exception as SOL has been expired. xx/xx/2024."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
4F8DTAUM6DD	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	42.451%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
No active judgments or liens have been found.
All prior year’s taxes have been paid.
Borough storm water charges of 2023 have been delinquent in the amount of xx which were good through xx/xx/2023.

As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
As per the final application, the borrower has been working at Piatt Sotheby’s International Realty as a realtor for 2 years.
The appraisal shows the subject as is. However, the photo in the addendum shows that the basement foundation has damage and repairs/improvements are required. Also, foundation walls have a slight settlement. An estimated cost of repair is not available. A comment dated xx/xx/2023 shows foundation repairs are needed. The seller's tape shows the file does not contain evidence of inspection by qualified professionals and documentation of any damages that were repaired. However, no details have been found regarding the completion of repairs.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 42.451% Tape Value: 43.000% |---| -0.549% |----| -0.54900% Comment: DTI Ratio Percent : 42.456% Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 7.465%   Tape Value: 12.000%   Variance: -4.535%   Variance %: -4.53500%   Comment: HTI Ratio : 12.036%   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: Investor   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 67.669%   Tape Value: 67.670%   Variance: -0.001%   Variance %: -0.00100%   Comment: CLTV Ratio Percent 67.669%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 67.669% Tape Value: 67.670% Variance: -0.001% Variance %: -0.00100% Comment: LTV :67.669% Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The original appraisal report is "as is". However, the tape and the photos in the addendum show that the settlement was observed in the basement foundation of the dwelling, and the certification assessing the potential and extent of the damage from a structural engineer is missing from the loan documents. The estimated cost to cure was not provided. The final CD does not reflect the escrow holdback amount. A XXXX search shows an estimated value of xxK. Current UPB xxK. Elevated for client review."	* Compliance Testing (Lvl 3) "The subject loan is NOO, and the final CD showed proceeds in the amount of xx. 03 was used for non-mortgage debt. The loan was tested for compliance through CE."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the interest rate test due to the loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located.

This loan failed the Pennsylvania license validation test due to the Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008. The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (xx) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary Mortgage Loan License, Pennsylvania Unlicensed (xx), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated xx/xx/2022 delivered on xx/xx/2022 which is more than 3 business days from initial application date xx/xx/2022. Subject loan is refinance case, originated on xx/xx/2022 and the SOL is 3 years."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by the borrower is missing from the loan documents."
* LE/CD Issue date test Fail (Lvl 3)     "Loan failed initial loan estimate delivery and timing test due to initial loan estimate dated xx/xx/2022 delivered on xx/xx/2022 which is more than 3 business days from the initial application date xx/xx/2022."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows the file also lacked a copy of the CD proving the time of total ownership when the borrower obtained the subject property in XX/XX/XXXX. Further details not provided."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 7.017% exceeds APR threshold of 6.560% over by +0.457%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 7.046% exceeds APR threshold of 6.560% over by +0.486%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx)."		Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
X7FQETAGB3V	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	PUD	xx/xx/2019	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.543%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	4.375%	xx	xx/xx/2022	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 in the amount of xx with xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2022 have been paid in the total amount of xx on xx/xx/2023.
The first installments of county taxes for 2023 are due in the amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 4.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
According to the servicing comment dated xx/xx/2022, the reason for default is illness of principal mortgagor.
As per the final 1003, the borrower has been working at xx as a xx for 3 years.
The modification agreement was made between the lender and borrower on xx/xx/2022.
As per the comment dated xx/xx/2023, the subject property was damaged due to hail on xx/xx/2023. The borrower received a claim check in the amount of xx on xx/xx/2023 from "xx". No comments have been found regarding the completion of the damages.
Unable to determine the current condition and occupancy of the subject property.
The foreclosure sale date was scheduled on xx/xx/2022. According to the review of latest collection comments the foreclosure was accelerated in the loan. As per servicing comment dated xx/xx/2022, the foreclosure sale was scheduled on xx/xx/2022. However, the foreclosure was put on hold due to loss mitigation. No further details have been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:The foreclosure sale date was scheduled on xx/xx/2022. According to the review of latest collection comments the foreclosure was accelerated in the loan. As per servicing comment dated xx/xx/2022, the foreclosure sale was scheduled on xx/xx/2022. However, the foreclosure was put on hold due to loss mitigation. No further details have been found.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx/xx/2022. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 4.375% beginning on xx/xx/2022 with a maturity date of xx/xx/2062. The loan has been modified once since origination.	Initial Escrow Acct Disclosure	Field: Borrower DTI Ratio Percent Loan Value: 44.543% Tape Value: 44.548% |---| -0.005% |----| -0.00500% Comment: As per final 1008 & DU DTI ratio is 44.543%; however, seller tape shows DTI ratio is 44.548%. Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 33.902%   Tape Value: 33.906%   Variance: -0.004%   Variance %: -0.00400%   Comment: As per final 1008 & DU housing ratio is 33.902%; however, seller tape shows housing ratio is 33.906%.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I Loan Value: xx Tape Value: xx Variance: xx Variance %: 2.74372% Comment: As per note doc original P&I is xx; however, seller tape shows original P&I is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 44.54%. The tape loan was repurchased due to misrepresentation of income documentation. Further details not provided. BWR defect. The subject loan originated on xx/xx/2019, and the 3-year SOL is expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.543% as the borrower’s income is xx and total expenses are in the amount of xx. The loan was underwritten by DU (xx), and its recommendation is "xx" with a DTI of 44.54%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
X9BC4YWP602	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	Not Applicable	xx	Secondary	Yes	Yes	No	xx	Not Applicable	43.866%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
No active judgments or liens have been found.
The annual installments of combined taxes for 2022 have been paid in the amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
Covid-19 attestation is available in the loan file, which is located at "xx".
As per the final 1003, the borrower has been working at xx since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Borrower DTI Ratio Percent Loan Value: 43.866% Tape Value: 44.000% |---| -0.134% |----| -0.13400% Comment: As per LP, calculated DTI ratio is 43.866%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 7.094%   Tape Value: 7.000%   Variance: 0.094%   Variance %: 0.09400%   Comment: As per LP, calculated housing ratio is 7.094%.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2023   Variance: -699 (Days)   Variance %:    Comment: Interest paid through date is xx/xx/2021.   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Secondary   Tape Value: Investor   Variance:    Variance %:    Comment: Occupancy is 'Secondary'.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Low Rise Condo (1-4 Stories) Variance: Variance %: Comment: Subject property type is 'Commercial property'. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "The tape shows the subject is a condotel. A review of the file shows the subject is a unit at the XXXX project. The subject loan closed with a PIW, and an appraisal report is not available to review commercial amenities in the subject. A Realtor.com search shows the subject condo project appears to be an ideal holiday location, surrounded by hills and a scenic view. The estimated value is xxK. Current UPB xxK. Elevated for client review."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. Also, tape shows the LHI that we closed this loan as a FHLMC super-conforming with the appraisal waiver. A realtor.com search shows an estimated value of xx. Current UPB is xx."
																																																																																							* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing from the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.86%, as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by LP (xx) and its recommendation is "xx" with a DTI of 44%."		Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
9Y68NZ8GF64	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	43.014%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xx with xx. There is a prior judgment active in favor of xx in the amount of xx which was recorded on xx/xx/2019. However, the DOB is inconsistent. Annual combined taxes for 2023 are due on xx/xx/2024 in the amount of xx. No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
As per the final application, the borrower has been working at xx as a xx for 2.9 years.
As per seller’s tape data, the borrower was not employed at the time of closing. Further details not provided.
Covid-19 attestation is located at "xx".
As per comment dated xx/xx/2021, the subject property was damaged due to hail. A claim check was received for the amount of xx on xx/xx/2021. However, there is no evidence regarding the completion of repairs.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 43.014% Tape Value: 43.015% |---| -0.001% |----| -0.00100% Comment: DTI is 43.014%. Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx/xx/2020 Tape Value: xx/xx/2020 Variance: -1 (Days) Variance %: Comment: Note reflects date as xx/xx/2020. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject is approved at 43.02%. Salary income of xx is used to qualify for the loan. The tape shows that the borrower was not employed at the time of closing. A revised income from new employment, which is in the amount of xx, was included in the calculation; this may push the DTI higher. Further details were not provided. Borrower defect. The subject loan originated on xx/xx/2020, and the 3-year SOL is expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.014% as the borrower’s income is xx and total expenses are in the amount of xx. The loan was underwritten by DU (xx), and its recommendation is "xx" with a DTI of 43.02%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$2,438.82	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
5PFDVJT2YH9	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.990%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	53.267%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
There is an active junior mortgage against the subject property in favor of "xx" in the amount of xx which was recorded on xx/xx/2023.
There are four prior credit card judgments found against the borrower in the total amount of xx in favor of xx which were recorded on different dates.
There is a prior child support lien against xx favor of "xx" in the amount of xx which was recorded on xx/xx/2021.
There is a credit card judgment found against the subject property in favor of "xx" which was recorded on xx/xx/2022. However, the amount of judgment is not mentioned in the supporting document.
The annual county, school, and city taxes are due in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which includes the P&I of xx which was applied for the due date of xx/xx/2023. The current rate of interest is 4.99% and the current UPB is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the collection comment dated xx/xx/2023, the subject property is occupied by the owner. CCs do not show any damage.
As per the final 1003 application, the borrower was previously working at xx for the period xx/xx/2018 to xx/xx/2020. Later, the borrower started working at xx for the period xx/xx/2019 to xx/xx/2020. Later on, the borrower joined "xx" as a community manager on xx/xx/2021.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Borrower #1 Middle Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 53.267%   Tape Value: 53.483%   Variance: -0.216%   Variance %: -0.21600%   Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 45.250%   Tape Value: 45.433%   Variance: -0.183%   Variance %: -0.18300%   Comment:    Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: 61 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 70.791%   Tape Value: 71.000%   Variance: -0.209%   Variance %: -0.20900%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2022   Variance: -5 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 70.791%   Tape Value: 71.000%   Variance: -0.209%   Variance %: -0.20900%   Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: No Cash-Out Tape Value: Change in Rate/Term Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Initial Loan Estimate Delivery Date Test due to Initial loan estimate dated xx/xx/2022 delivered on xx/xx/2022 which is more than 3 business days from the loan initial application date xx/xx/2022."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated xx/xx/2022 delivered on xx/xx/2022 which is more than 3 business days from initial application date xx/xx/2022. Subject loan is refinance case, originated on xx/xx/2022 and the SOL is 3 years."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan is unable to be delivered to FNMA under their RefiNow product and does not meet FNMA's net tangible benefit guidelines. Payments must be reduced. Further details not provided."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 53.26% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 53.26%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
4AIWZ3MMRJ9	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2022	xx/xx/2022	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	51.117%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx.
There is a junior mortgage that was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender "xx" for the amount of xx.
There is UCC judgment against xx favor of xx recorded on xx/xx/2023. The amount is not available on supporting document.
The annual combined taxes for 2022 were paid in the amount of xx.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 6.125%.	Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx as a xx for 60 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Mortgage Insurance	Field: Borrower #1 Middle Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 51.117%   Tape Value: 51.121%   Variance: -0.004%   Variance %: -0.00400%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 26.946%   Tape Value: 26.949%   Variance: -0.003%   Variance %: -0.00300%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.189%   Tape Value: 99.450%   Variance: -1.261%   Variance %: -1.26100%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2022   Variance: -1 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 98.189% Tape Value: 96.500% Variance: 1.689% Variance %: 1.68900% Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows loan is repurchased and uninsurable. Unable to resolve the ZFHA invalid edit in FHAC, unable to manual UW and unable to refinance as borrowers no longer qualified."
* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on xx/xx/2022 and the SOL is 1 year."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 7.128% exceeds APR threshold of 6.560% over by +0.568%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed FHA QM safe harbor test threshold test due to APR calculated 7.349% exceeds APR threshold of 7.055% exceed by +0.294%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated xx/xx/2022 delivered on xx/xx/2022 which is more than 3 business days from initial application date xx/xx/2022. Subject loan is purchase case, originated on xx/xx/2022 and the SOL is 1 year."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 7.349% exceeds APR threshold of 6.560% over by +0.789%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx)."
* LE/CD Issue date test Fail (Lvl 2)     "Loan failed Initial Loan Estimate Delivery Date Test due to initial loan estimate dated xx/xx/2022 delivered on xx/xx/2022 which is more than 3 business days from the initial application date xx/xx/2022.

Downgraded the exception as SOL has been expired. xx/xx/2024."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 51.11% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is "xx" with a DTI of 51.11%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
ADZMGED7MZ3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Secondary	Yes	Yes	No	xx	xx	43.982%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 in the amount of xx with the lender, xx which was recorded on xx/xx/2021.
No active liens and judgments have been found.
The annual combined taxes for 2023 are due in the amount of xx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) and was applied to the due date of xx/xx/2023. The monthly P&I is xx, and the interest rate is 3.250%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) and was applied to the due date of xx/xx/2023. The monthly P&I is xx, and the interest rate is 3.250%. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower has been working at xx as a xx for 30 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Occupancy at Origination (Property Usage Type) Loan Value: Secondary Tape Value: Investor |---| |----| Comment: Seller tape shows Occupancy at origination is Investor, as per the 1003 document is Secondary. Tape Source: Initial Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2021 Tape Value: xx/xx/2021 Variance: -3 (Days) Variance %: Comment: Seller tape shows Note date is xx/xx/2021 as per the Note document is xx/xx/2021. Tape Source: Initial Tape Type:	3: Curable	* Property Marketability Issues (Lvl 3) "The tape shows the comparables selected are inappropriate and do not support the appraised value. The review of the appraisal report shows that the comparables selected are not similar in terms of lot size, property condition, room count, GLA, basement and finished rooms below grade, and additional amenities. Comp #1, with a sales price of xxK, is closest to the subject property valued at xxK. A XXXX search shows an estimated value of xxK. Current UPB xxK."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

Downgraded the exception as SOL has been expired. xx/xx/2024."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2021 reflects points - loan discount fee at xx. However, the final CD dated xx/xx/2021 reflects points - loan discount fee at xx. This is an increase in the fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx/xx/2021, and the 1-year SOL is expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.982%, the borrower’s income is xx, and total expenses are in the amount of xx. The loan was underwritten by LP (xx), and its recommendation is "xx" with a DTI of 44%."	* Settlement date is different from note date (Lvl 1) "The final CD reflects the closing date as xx/xx/2021. The notary's signature date on the deed of trust is xx/xx/2021. Note date is xx/xx/2021."	Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
W0K52ESCCOW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	44.954%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023 the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx in favor of "xx".
There is a prior hospital lien found against the borrower in favor of "xx" in the amount of xx which was recorded on xx/xx/2014.
The first installment of county taxes for 2023 is due in the amount of xx.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
Unable to determine current occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding damage.
As per final application, the borrower has been working at xx as a xx for 27 months.
The Covid-19 attestation is available at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure Right of Rescission	Field: Borrower DTI Ratio Percent Loan Value: 44.954% Tape Value: 44.950% |---| 0.004% |----| 0.00400% Comment: NA Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2021   Variance: 61 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 18.787%   Tape Value: 18.660%   Variance: 0.127%   Variance %: 0.12700%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 69.694%   Tape Value: 70.000%   Variance: -0.306%   Variance %: -0.30600%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2021   Variance: -6 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 69.694%   Tape Value: 70.000%   Variance: -0.306%   Variance %: -0.30600%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: No Cash-Out Tape Value: Change in Rate/Term Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows estimated value at xxK. Current UPB xxK."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 3) "ROR disclosure signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.95%. The tape shows the loan was repurchased as the BWR was not employed at closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/2021, and the 3-year SOL is active."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.95% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 44.95%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
LDI6KQ3BZZB	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	xx	44.204%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of "xx".
No active liens and judgments have been found against borrower and property.
No prior year delinquent taxes have been found.
The first and second installments of county taxes for 2023 are due total in the amount of xx.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
Unable to determine current occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final application, the borrower has been working at xx as a xx for 363 months.
The loan was originated on xx/xx/2021. The Covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock Mortgage Insurance Right of Rescission	Field: Borrower DTI Ratio Percent Loan Value: 44.204% Tape Value: 44.208% |---| -0.004% |----| -0.00400% Comment: NA. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 34.230%   Tape Value: 34.234%   Variance: -0.004%   Variance %: -0.00400%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 91.101%   Tape Value: 89.540%   Variance: 1.561%   Variance %: 1.56100%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2021   Variance: -7 (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 91.101% Tape Value: 89.540% Variance: 1.561% Variance %: 1.56100% Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.20% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (Locator579-xx PG#681) and its recommendation is Approve/Ineligible with a DTI of 44.20%."	* Loan does not conform to program guidelines (Lvl 3) "The subject loan is uninsurable by the FHA as the original appraisal report dated xx/xx/2020 expired prior to closing on xx/xx/2021. An appraisal update was ordered; however, it was ordered after the original appraisal expired. The appraisal report in the loan file is 120 days old from the closing date. Further details were not provided. A XXXX search shows an estimated value of xxK. Current UPB xxK."
* MI, FHA or MIC missing and required (Lvl 3) "FHA MI certificate is missing from the loan documents."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow disclosure is missing from loan documents.

Downgraded the exception as SOL has been expired. xx/xx/2024."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from loan documents.

Downgraded the exception as SOL has been expired. xx/xx/2024."
* Right of Rescission missing or unexecuted (Lvl 2)     "Right of rescission is missing from the loan documents.

																																																																																								Downgraded the exception as SOL has been expired. xx/xx/2024."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
6EBPK3B9QJL	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$738.42	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.500%	360	xx/xx/2021	xx/xx/2021	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	37.693%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
No active judgments or liens have been found.
1st half county taxes of 2023 are past due (xx) on xx/xx/2023 in the amount of xx and good through xx/xx/2023.
2nd half county taxes for 2023 are due on xx/xx/2024 in the amount of xx.

As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
As per the final application, the borrower has been working at xx as a xx for 9.6 years.
Covid-19 attestation is located at "xx".
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Right of Rescission	Field: Borrower DTI Ratio Percent Loan Value: 37.693% Tape Value: 37.684% |---| 0.009% |----| 0.00900% Comment: As per 1008 calculated DTI is 37.693%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 12.399%   Tape Value: 12.404%   Variance: -0.005%   Variance %: -0.00500%   Comment: As per 1008 calculated housing ratio is 12.399%.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2023   Variance: -822 (Days)   Variance %:    Comment: Interest paid through date is xx/xx/2021.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 75.630%   Tape Value: 75.640%   Variance: -0.010%   Variance %: -0.01000%   Comment: Original CLTV ratio percentage is 75.630%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2021   Variance: -4 (Days)   Variance %:    Comment: Original note document date is xx/xx/2021.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 75.630%   Tape Value: 75.640%   Variance: -0.010%   Variance %: -0.01000%   Comment: Calculated standard LTV is 75.630%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2051 Tape Value: xx/xx/2051 Variance: -31 (Days) Variance %: Comment: Stated maturity date is xx/xx/2051. Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "In VA refinance loans, there should be a waiting period or gap between the 210-day period from the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans. In this loan, the waiting period is not satisfied."
																																																																																							* Right of Rescission missing or unexecuted (Lvl 3) "ROR is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
XP0CH21V6MW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kansas	xx	xx	xx	Kansas	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2022	xx/xx/2022	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	49.925%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
There is one junior mortgage active against the subject property in favor of "xx", which was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx.
The first and second installments of county taxes for 2023 are due in the amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final 1003, both borrowers are self-employed. The borrower has been a real estate agent, and the co-borrower has been the half owner of xx for 6.8 years.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 49.925% Tape Value: 49.930% |---| -0.005% |----| -0.00500% Comment: Borrower DTI ratio percent is 49.925%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 25.122%   Tape Value: 25.120%   Variance: 0.002%   Variance %: 0.00200%   Comment: Housing ratio per U/W is 25.122%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 81.400%   Tape Value: 80.000%   Variance: 1.400%   Variance %: 1.40000%   Comment: Original CLTV ratio percent is 81.400%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2022   Variance: -5 (Days)   Variance %:    Comment: Original note doc date is xx/xx/2022.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 81.400% Tape Value: 80.000% Variance: 1.400% Variance %: 1.40000% Comment: Original standard LTV is 81.400%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Kansas license validation test.
Kansas K.S.A. 9-2201 requires that mortgage lien loans with a closing date on or after July 1, 2017 must be made under a Kansas Mortgage Company license. The Office of the State Bank Commissioner of Kansas has additionally clarified that after this date, lenders are no longer allowed to make mortgage lien loans under a Kansas Supervised Lender license."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by the borrower is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 49.93%. Tape shows BWR had 2 other undisclosed REOs with mortgages not included in DTI. BWR defect. Loan closed xx/xx/2022 and the 3 year SOL is active."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.925% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is "approve/eligible" with a DTI of 49.93%."		Moderate	Pass	Pass	Pass	Not Covered	Not Covered	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
5MYJ6ZS9VQ8	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	50.924%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx
There is no chain of assignments as the subject mortgage is with the original lender, xx
. However, it should be with xx.
No active judgments or liens have been found.
The taxes are to follow.

As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx.
As per final 1003, the borrower was previously working at xx as a xx.
The Covid-19 attestation is available in loan file located at "xx"
The post-closing details regarding the bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Appraisal (Incomplete) Missing Initial Closing Disclosure Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 50.924% Tape Value: 55.083% |---| -4.159% |----| -4.15900% Comment: The borrwer's income is xx & total expenses are xx. DTI is 50.924%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 20.931%   Tape Value: 25.090%   Variance: -4.159%   Variance %: -4.15900%   Comment: The borrwer's income is xx & hsg expenses are xx. Hsg ratio is 20.931%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 81.400%   Tape Value: 80.000%   Variance: 1.400%   Variance %: 1.40000%   Comment: Collateral value used for underwriting: xx. Loan amount: xx. LTV=84.400%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 81.400% Tape Value: 80.000% Variance: 1.400% Variance %: 1.40000% Comment: Collateral value used for underwriting: xx. Loan amount: xx. LTV=84.400%. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject originated xx/xx/2021. Taps shows appraiser was not approved for FHA loans. Original value xxK and loan amount xx. Current UPB xx. XXXX estimate at xx."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows an unapproved appraiser. Review of the EAD submission report shows that the appraiser is not active. The fraud report does not show appraiser details submitted for evaluation."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "The initial CD is missing from the loan documents. However, a document tracker is available at "xx"."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The affiliated business disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 50.92%. Tape shows revised DTI of 55.08%. BWR has 0.67 years on the job as xx, 0X30 since inception, and FICO is 681. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL is active.

Downgraded to LVL2 because loan is current and SOL will be expire in the next 6 months."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "This loan failed the Pennsylvania license validation test (xx) due to the Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.

Downgrade to LVL2, 3 year SOL expires in 2024"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.924% as the borrower’s income is xx and total expenses are in the amount of xx. The loan was underwritten by DU (xx), and its recommendation is "xx" with a DTI of 50.92%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
5YLGEK22M5A	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	6.000%	Not Applicable	Manufactured Housing	xx/xx/2022	xx	Primary	Yes	Yes	No	44.146%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx.
The chain of assignments has been completed. Currently, the assignment is with the original lender xx.
There is a junior mortgage that was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx.
No active liens or judgments have been found against the borrower or subject property.
The first and second installments of county taxes for 2023 are due in the amount of xx.
No prior year’s delinquent taxes have been found.
According to the tape as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The date of the last payment received is not available. The unpaid principal balance is xx. The current interest rate is 5.625%.	Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The date of the last payment received is not available. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx/xx/2023, the subject property is owner occupied. No comment pertaining to the damage to the subject property has been observed.
The borrower has been receiving social security income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2022   Variance: -2 (Days)   Variance %:    Comment: Seller tape shows Note date is xx/xx/2022 as per the Note document is xx/xx/2022.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2052 Tape Value: xx/xx/2053 Variance: -31 (Days) Variance %: Comment: Seller tape shows State maturity date is xx/xx/2053 as per the Note document is xx/xx/2052. Tape Source: Initial Tape Type:	3: Curable	* LE/CD Issue date test Fail (Lvl 3) "Loan failed ComplianceEase delivery and timing test for revised CD dated xx/xx/2022. The document tracker is missing, and 3 business days were added to get the receipt date of xx/xx/2022 which is after the consummation date of xx/xx/2022."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan exceeding the interest party contribution (xx) limit of 3%. The LTV is 85%. FCD reflects a seller credit of xx and the sales price of xx. ITP goes to 8.28%, which exceeds the conventional IPC limit of 6%."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed TILA Post-Consummation Revised Closing Disclosure Finance Charge Test. Finance charge disclosed on post CD as xx. Calculated finance charge is xx for an under disclosed amount of -xx. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is purchase case, originated on xx/xx/2022 and the 1 year SOL is active.

Downgraded to LVL2, 1 year SOL has expired"
																																																																																								* Property is Manufactured Housing (Lvl 2) "Home is affixed. As per the appraisal report, the subject property is manufactured home. However, the manufactured home rider is located at "xx" shows the subject property is manufactured home with serial #XXXX. Alta-7 endorsement is not attached with the final title policy. The affidavit of affixture is located at "xx" with serial# XXXX. Tax certificate shows the subject property is manufactured homes. VIN# not mentioned on the legal of the recorded mortgage."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
K942JJTTK5A	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.250%	120	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	37.818%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of xx.
Annual combined taxes for 2023 have been exempt.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 2.250%. The current UPB is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the latest servicing comments. No details pertaining to the damage to the subject property have been observed.
As per the application, the borrower has been receiving income from social security.
The loan was originated on xx/xx/2021 and the COVID-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 22 Tape Value: 24 |---| -2 |----| -8.33333% Comment: Age of loan is 22. Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: BWR#1 middle name is 'XXXX'.   Tape Source: Initial   Tape Type:
Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows that the subject loan does not meet the ATR/QM eligibility requirements set forth in Guide Section 4202.6 for ATR-covered mortgages. The subject loan failed the qualified mortgage lending policy points and fees test due to fees charged of xx exceeding the fee threshold of xx by +xx. The lender, in response, reduced the principal balance by xx due to over charging the borrower in total points and fees. However, Freddie Mac does not accept post-correction purchases."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan document."
* Missing Required Disclosures (Lvl 3) "Settlement service provider list is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is a purchase, originated on xx/xx/2021 and the SOL of 1 year has expired."
* ComplianceEase RESPA Test Failed (Lvl 2)     "The loan failed the RESPA timing test because the loan estimate and the homeownership counseling organization disclosure were issued 12 business days after the initial application date. The initial loan application date is xx/xx/2021, and the documents are dated xx/xx/2021.

Downgraded the exception as SOL has been expired. xx/xx/2024."
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on final CD as xx calculated finance charge is xx for an under disclosed amount of -xx. Reason for finance charge under disclosure is unknown, as the fee itemization is missing. Subject loan is a purchase, originated on xx/xx/2021 and the SOL of 1 year has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial loan estimate delivery and timing test. Initial LE dated xx/xx/2021 delivered on xx/xx/2021 which is more than 3 business days from the initial application date xx/xx/2021. Subject loan is a purchase, originated on xx/xx/2021 and the SOL of 1 year has expired."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Loan Origination Fee paid by borrower: xx
Points - Loan Discount Fee paid by borrower: xx
Underwriting Fee paid by borrower: xx

Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Loan Origination Fee paid by borrower: xx
Points - Loan Discount Fee paid by borrower: xx
Underwriting Fee paid by borrower: xx

Downgraded the exception as SOL has been expired. xx/xx/2024."
																																																																																								* Property is Manufactured Housing (Lvl 2) "The home is affixed. As per the appraisal report located at "xx" the subject property is a manufactured home. The ALTA 7 endorsement is not attached to the final title policy. The legal description attached to the subject mortgage does not show a VIN/Serial Number. The affidavit of affixation is available at_XXXX XXXX Page#533 which shows the serial number as XXXX/XXXX."		Moderate	Pass	Fail	Fail	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
EEXDQ4DNC9N	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	45.798%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of "xx".
No active judgments or liens were found.
The annual combined taxes for 2023 are due in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 3.375%. The current UPB is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the latest servicing comments. No details pertaining to the damage to the subject property have been observed.
As per the final application, the borrower has been working at xx as a xx for 42 months.
The loan was originated on xx/xx/2021 and the COVID-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property address is XXXX. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "The tape shows the comparables selected are inappropriate and do not support the appraised value. The review of the appraisal report shows that the comparables selected are not similar in terms of date of sale, location, lot size, property condition, room count, GLA, and additional property amenities and upgrades. Comp #2, with a sales price of xxK, is closest to the subject property valued at xxK. A XXXX search shows an estimated value of xxK. Current UPB xxK."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.79% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 45.80%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
PLRDIED9ZE0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	Yes	xx	xx	32.246%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 in the amount of xx in favor of xx for xx which was recorded on xx/xx/2023.
No active liens and judgments have been found.
The combined taxes for 2023 have been paid in the total amount of xx.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The monthly P&I is $ xx and the interest rate is 6.125%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower has been working at xx as a xx for 6 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2023   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Missing Initial Closing Disclosure (Lvl 3) "Initial closing disclosure is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "Transmittal (xx) is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 32.25%. Tape shows the lender miscalculated BWR's ATR and total of debts. BWR has been SE for more than 15 years; BWR2 and BWR3 have been employed for more than 2 years at their current jobs. FICO 590. Further details not available. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active.

xx/xx/2026: SOL expired. Downgraded to LVL 2."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to Initial CD is missing from loan documents.

																																																																																								Downgraded the exception as SOL has been expired. xx/xx/2024."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
VZ6DCCHWOXY	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.925%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx which was recorded on xx/xx/2022.
No active judgments or liens have been found.
The first installment of county taxes for 2023 was paid on xx/xx/2023 in the amount of xx.
The second installment of county taxes for 2023 is due in the amount of xx.
According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 4.625%.	Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx/xx/2022, there is a payment dispute. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx as a xx for 66 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2022   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed revised loan estimate delivery date and changed circumstances date test due to invalid changed circumstance is not getting tested due to loan failing TRID delivery and timing test. Revised LE#1 dated xx/xx/2022 and revised LE#2 dated xx/xx/2022 are delivered on the same date of xx/xx/2022."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflects Appraisal Fee at xx. However, CD dated xx/xx/2022 reflects Appraisal Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is available; however, COC is not getting tested due to loan failing TRID delivery and timing test. Subject loan is a refinance, originated on xx/xx/2022 and the SOL is 3-years."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 42.92% DTI. Tape shows undisclosed debt. Further details not found. BWR defect. The subject loan was originated on xx/xx/2022, and the 3-year SOL is active."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
TJMZR2TN02B	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx/xx/2017	xx/xx/2017	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2016	xx	Primary	Yes	Yes	No	xx	Not Applicable	32.886%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	2.875%	xx	xx/xx/2021	XXXX	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2017, which recorded on xx/xx/2017 with instrument# xx in the amount of xx in favor of xx for xx.
There is one state tax lien found against the subject property in favor of "xx" in the amount of xx, which was recorded on xx/xx/2016 which is prior to the subject mortgage.
There is one IRS lien found against the subject property in favor of "xx" in the amount of xx which was recorded on xx/xx/2019.
There is one state tax lien found against the subject property in favor of "xx" in the amount of xx, which was recorded on xx/xx/2018.
There are 3 credit card judgments open against the borrower in the amount of xx which were recorded on different dates in favor of xx.
There is one junior mortgage open against the property in the amount of xx which was recorded on xx/xx/2019 in favor of xx, its successors and assigns.
The first combined taxes for 2022 have been paid in the amount of xx on xx/xx/2023.
The first combined taxes for 2022 have been paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history dated xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023 which was applied for the due date xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 2.875%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history dated xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx.
No information has been found regarding the forbearance plan.
Appraisal report reflect is to completion/repairs due to multiple items listed in the improvements section and 1004D is also xx but soil stabilization and concrete repairs are not completed and the cost to cure is xx. Updated 1004D is missing from the loan documents. CCs do not show any damage.
Collection comment dated xx/xx/2021 states that the RFD is loss of income due to Covid-19. No further information has been found.
As per the seller's tape data, the subject property is owner-occupied.
As per 1003, the borrower has been the owner of "xx" for 48 months.
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and lender on xx/xx/2021. The new modified rate is 2.875% and borrower promises to pay P&I of xx which was begun on xx/xx/2021. The new principal balance is xx. The interest bearing amount is xx and the maturity date is xx/xx/2061. Reason for modification is financial hardship.	Appraisal (Incomplete)	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report is subject to completion/repairs due to multiple items listed in the improvements section and 1004D is also available at #xx-XXXX, but soil stabilization and concrete repairs are not completed and the cost to cure is xx. Updated 1004D is missing from the loan documents. Final CD also shows an escrow holdback amount of xx."
* Loan has escrow holdback. No proof it was released (Lvl 3) "The final CD shows an escrow hold-back in the amount of xx, but the loan document contains no evidence of release."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 32.88%. The tape shows SE income miscalculated. Further details were not provided. Lender defect. The subject loan originated on xx/xx/2017, and the 3-year SOL has expired."
																																																																																								* Property Address on HUD incorrect (Lvl 2) "As per the initial application and initial LE the subject property address is "xx"XXXX, XXXX, OH-44138"xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
Q6RWTVN2Z5J	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	180	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	42.907%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx. Cooper for the amount of xx.
There is a prior state tax lien against xx favor of xx for the amount of xx recorded on xx/xx/2019.
The first and second installments of combined taxes for 2022 were paid in the amount of xx.
The water/sewer taxes are due in the amount of xx.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 4.375%.	Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx as a xx for 48 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2022   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The following fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx/xx/2022  does not reflect transfer taxes. However, final CD dated xx/xx/2022 reflects transfer taxes at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/2022 the SOL is 3 year.

Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx/xx/2022 reflects the recording fee at xx. However, CD dated xx/xx/2022 reflects the recording fee at xx. This is a cumulative increase of xx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/2022 the SOL is 3 year."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The following fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 42.90%. Tape shows DTI of 69%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active.

																																																																																								Downgraded to LVL2 based on PH."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
ZC9IZ0XFW10	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	33.882%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021, which recorded on xx/xx/2021 with book/page# xx in the amount of xx in favor of xx for xx.
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The second installment of county taxes for 2023 is due in the amount of xx for xx/xx/2023.
The annual utility charges for 2023 are due in the amount of xx for xx/xx/2023.
No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history dated xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023 which was applied for the due date xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 3.000%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history dated xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The loan was originated on xx/xx/2021 and the Covid-19 attestation document is available in the loan file located at "xx", 2").
As per the seller's tape data, the subject property is owner-occupied.
As per 1003, the borrower has been working at xx as an xx for 33 months.
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* Closing_Disclosure violations (Lvl 3) "Page 5 of final CD is missing from the loan document."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows the loans acquired with no MI coverage or cancelled. Further details were not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
EVNS0NW4LLO	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	Second	$397.38	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	240	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	39.193%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 in the amount of xx with the lender, xx. which was recorded on xx/xx/2021.
There is a prior mortgage against the subject property in the amount of xx with the lender "xx" which was recorded on xx/xx/2020.
No active liens and judgments have been found.
The county taxes for 2022-23 are paid.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The monthly P&I is xx and the interest rate is 3.125%. The current UPB is xx, and the deferred amount is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023.
The current UPB is xx.
As per the collection comment dated xx/xx/2022, the borrower's income was impacted by Covid-19. The borrower was approved for 6 months FB plan which was started on xx/xx/2022. Later, the plan was extended for 3 months. The FB plan ended on xx/xx/2023. The payment deferral agreement in the loan file (xx) shows that past due payments were deferred till maturity.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower has been working at xx as an xx for 2 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2023   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows estimated value at xxK. Current UPB xxK."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows the loan was repurchased without MI coverage."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final CD as xx. Calculated finance charge is xx for an under disclosed amount of xx. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is refinance case, originated on xx/xx/2021 and the SOL is 3 years.

Downgraded to LVL2, 3 year SOL expires in 2024"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Initial loan estimate dated xx/xx/2021 does reflect Points - Loan Discount Fee. However, final CD dated xx/xx/2021 reflects Points - Loan Discount Fee at xx.
Initial loan estimate dated xx/xx/2021 reflects Transfer Taxes at xx. However, final CD dated xx/xx/2021 reflects Transfer Taxes at xx.
This is a cumulative increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/2021 and the SOL is 3 years.

Loan failed charges than in total cannot increase more than 10% tolerance test.
Initial LE dated xx/xx/2021 reflects the sum of Section C fees and Recording fee at xx. However, CD dated xx/xx/2021 reflects the sum of Section C and Recording fee at xx This is a cumulative increase of xx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/2021 and the SOL is 3 years.

TRID Violation due to decrease in lender credit on Closing Disclosure dated xx/xx/2021. Initial LE dated xx/xx/2021 reflects lender credit at xx, however, Final CD dated xx/xx/2021 reflects Lender Credit at xx. This is decrease of xx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/2021 and the SOL is 3 years.

																																																																																								Downgraded to LVL2, 3 year SOL expires in 2024"		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
P6EJYCM0CD5	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	36.052%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
No active judgments or liens have been found.
The annual installments of school, city, and county taxes for 2023 have been paid in the amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 4.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower previously worked at xx as a xx. Currently, the borrower has been working at xx as a xx for 13 months.
As per the supplemental addendum attached to the appraisal report dated xx/xx/2022, which is located at "xx", the garage roof has reached the end of its useful life. There are several holes in the roof. The cost to cure this issue exceeds the value given to the garage as a whole. The final opinion of value has been revised from xx to xx. CCs do not show damages. The seller's tape data reflects the ineligible property, with no 1004D indicating repairs are complete. No details have been found regarding the completion of the repairs.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value Date Loan Value: Not Applicable Tape Value: xx/xx/2022 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The appraisal report is "as is", but the supplemental and photo addendum show the garage roof has reached the end of its useful life as there are several holes in the roof. The cost to cure this issue exceeds the value given to the garage as a whole. The final opinion of value has been revised from xx to xx. Per tape and file, 1004D shows the garage roof is not repaired yet. The final CD does not reflect the escrow holdback. The appraised value of the subject property is xxK. XXXX search shows the subject valued at xxK. The current UPB is xxK. Further details not provided. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Pennsylvania license validation test.
Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 does not reflect Appraisal Re-Inspection Fee. However, CD dated xx/xx/2022 reflects Appraisal Re-Inspection Fee at xx. This is an increase in fee of xx for charges that cannot increase. Subject loan is a purchase case, originated on xx/xx/2022 and the 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
STQ630KMD29	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.500%	240	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	47.101%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of "xx".
There is a civil judgment found against the prior owner XXXX in favor of "xx" in the amount of xx which was recorded on xx/xx/2015.
The 1st and 2nd installments of combined taxes for 2024 are due in the total amount of xx on xx/xx/2024 and xx/xx/2024 respectively.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current interest rate is 2.50%. The current UPB is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the collection comment dated xx/xx/2022, the subject property was occupied by the owner. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx as an xx for 60 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Initial Closing Disclosure Right of Rescission Transmittal (1008)	Field: Borrower #1 Middle Name Loan Value: Not Applicable Tape Value: XXXX |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2021   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "The loan failed the state regulation for the prohibited fees test.
The following fees were included in the test:
Closing Protection Letter paid by Borrower: xx
Satisfaction/Partial Release paid by Borrower: xx
Transaction Management Fee paid by Borrower: xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "The affiliated business disclosure is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 3)     "ROR signed by the borrower is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "TRID tolerance test is incomplete due to initial CD is missing from loan documents.

Downgrade to LVL2, 3 year SOL expires in 2024"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.101% the borrower's income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is "approve/eligible" with a DTI of 47.10%."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
V6KSEFQ4NJQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	44.886%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of xx for xx..
No active judgments or liens have been found.
The county taxes for 2023 (xx) are due on xx/xx/2023 and xx/xx/2024 in the amount of xx.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The current rate of interest is 3.25%. The current UPB is xx, and the deferred balance is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB is xx, and the deferred balance is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-closing bankruptcy record has been found.
The COVID-19 attestation document is available at "xx".
As per the collection comment dated xx/xx/2022, the subject property was occupied by the owner. No comment pertaining to the damage to the subject property has been observed.
As per the application, the borrower has been working at "xx"xx-1260-CB87-B3D5-881154B00000.pdf".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Borrower #1 Middle Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2021   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the subject loan was acquired by the investor without MI coverage or a canceled MI. Further details not provided."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "TRID tolerance test is incomplete due to Initial CD is missing from loan documents. Subject loan is a purchase, originated on xx/xx/2021 and the SOL is 1 year."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.886% the borrower’s income was xx and total expenses are in the amount of xx and the loan was underwritten by LP (xx) and its recommendation is Accept with a DTI of 44.886%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
XU9FLNWXN5I	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	xx	No	Missing Assignments	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	xx/xx/1993	Unavailable	Conventional	Fixed	Refinance	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	Unavailable	Primary	Yes	No	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2023	xx	Not Applicable	7.500%	xx	xx/xx/2023	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/1993 and recorded on xx/xx/1993 in the amount of xx with xx.
There is one junior mortgage active against the subject property in favor of "xx", which was originated on xx/xx/2003 and recorded on xx/xx/2003 in the amount of xx.
The notice of trustee sale located at "xx" which was recorded on xx/xx/2013, reflects that the foreclosure was initiated for junior mortgage by filing the notice of default on xx/xx/2013, and the sale is scheduled for xx/xx/2014.
There is one credit card judgment against xx favor of "xx", which was recorded on xx/xx/2009 in the amount of xx.
The first and second installments of county taxes for 2023 have been paid in the total amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history tape data as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2019. As the loan was modified on xx/xx/2023, the next due date rolled from xx/xx/2019 to xx/xx/2023. The current P&I is xx with an interest rate of 7.500%. The current UPB reflected as per the payment history tape data is xx.	Collections Comments:According to servicing comments, the loan is in foreclosure.
According to payment history tape data as of xx/xx/2023, the borrower is current with the loan. As the loan was modified on xx/xx/2023, the next due date rolled from xx/xx/2019 to xx/xx/2023. The current UPB reflected as per the payment history tape data is xx.
As per the comment dated xx/xx/2019, the foreclosure was initiated on the loan in 2019, and the complaint was filed on xx/xx/2019 with case #19-2-32109-1 SEA. The final judgment was entered on xx/xx/2023. As per the comment dated xx/xx/2023, the foreclosure sale scheduled for xx/xx/2023 was put on hold for modification.
As per the comment dated xx/xx/2023, the borrower was approved for a 3-month trial plan, which will begin from xx/xx/2023 to xx/xx/2023, with a monthly amount of xx. As per the comment dated xx/xx/2023, the trial plan has been completed.
As per the comment dated xx/xx/2022, the subject property is owner occupied.
As per the comment dated xx/xx/2022, the subject property has been impacted by the disaster. CCs do not show damages.
As per the comment dated xx/xx/2022, the borrower's income is impacted by Covid-19. The servicer provided FB plans, which ran and were extended several times from xx/xx/2021 to xx/xx/2022.
The modification agreement was made between the lender and borrower on xx/xx/2023.
No post-close bankruptcy record has been found.
Foreclosure Comments:As per the comment dated xx/xx/2019, the foreclosure was initiated on the loan in 2019, and the complaint was filed on xx/xx/2019 with case #19-2-32109-1 SEA. The final judgment was entered on xx/xx/2023. As per the comment dated xx/xx/2023, the foreclosure sale scheduled for xx/xx/2023 was put on hold for modification.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx/xx/2023. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 7.500% beginning on xx/xx/2023 with a maturity date of xx/xx/2063. The loan has been modified twice since origination.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Good Faith Estimate HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2023   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: 13 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/1993   Tape Value: xx/xx/1993   Variance: 15 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Postal Code Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final hud-1 along with preliminary hud-1 and itemization are missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the subject loan acquired as a conventional whole loan. Further details not provided."
* Lost Note Affidavit (Lvl 3) "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. However, a duplicate copy of the note is available in the loan file located at "xx""	* Application Missing (Lvl 2) "Final application is missing from loan files."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from loan files."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final good faith estimate is missing from loan files."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing document is missing from loan files."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
L9ZZUJUCX7M	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	Other	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	69.423%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2008 in the amount of xx with the lender, xx which was recorded on xx/xx/2008.
There are two prior mortgages against the subject property. First, it originated on xx/xx/2001 in favor of xx recorded on xx/xx/2001 in the amount of xx. Second, it originated on xx/xx/2008 in favor of xx. and was recorded on xx/xx/2008 in the amount of xx.  There are multiple civil judgments against borrower, xx in the total amount of xx which were recorded on different dates and in favor of xx.
The utility charges for 2023 are delinquent in the amount of xx and the good through date is xx/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The current P&I is xx, and the rate of interest is 6.00%. The current UPB is xx.	Collections Comments:The current status of the loan is bankruptcy. According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx. The loan has not been modified since origination. No foreclosure activity has been found. No evidence of damage or repair has been found. According to the PACER, the borrower filed for bankruptcy under Chapter 13, case#xx on xx/xx/2022. The plan was confirmed on xx/xx/2022.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower filed for bankruptcy under Chapter 13, case#xx on xx/xx/2022. The voluntary petition shows the value of collateral is xx and the secured claim in the amount of xx. The POC was filed for the secured claim of xx and arrearage in the amount of xx. The amended Chapter 13 plan was confirmed on xx/xx/2022. As per the confirmed Chapter 13 plan dated xx/xx/2022, the debtor pays xx monthly for 60 months.	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure	Field: Borrower #1 Middle Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Unavailable   Tape Value: xx/xx/2022   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "The initial escrow account disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business agreement disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
CL3AE1OV1D7	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	240	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2003	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	68.255%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2023	xx	Not Applicable	5.750%	xx	xx/xx/2023	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2003 and recorded on xx/xx/2003 in the amount of xx with xx(xx).
There is one junior mortgage active against the subject property in favor of "xx", which was originated on xx/xx/2004 and recorded on xx/xx/2004 in the amount of xx.
There are two civil judgments against xx favor of "xx", which were recorded on xx/xx/2019 and xx/xx/2014 in the total amount of xx.
The annual installments of school, village, and combined taxes for 2023 have been paid in the total amount of xx.
The utility charges for 2023 are delinquent in the amount of xx, which are payable through xx/xx/2023.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB is xx.
The modification agreement was made between the lender and borrower on xx/xx/2023.
As per the comment dated xx/xx/2023, the subject property is owner-occupied.
As per the comment dated xx/xx/2023, the borrower's income was impacted by Covid-19. As per the comment dated xx/xx/2022, the FB plan was completed.
As per the comment dated xx/xx/2023, the trial plan has been completed. Further details not provided.
No foreclosure activity has been found.
No post-closing bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx/xx/2023. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 5.750% beginning on xx/xx/2023 with a maturity date of xx/xx/2063. The loan has been modified once since origination.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2023   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification Loan Value: xx/xx/2023 Tape Value: xx/xx/2023 Variance: 4 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE is moderate due to failure of TILA Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Charged: xx Comparison: xx Variance: -xx.
This loan failed the TILA finance charge test.( 12 CFR §1026.38(xx)(xx) ) FAIL
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New York. The following state disclosures are missing from the loan file.
1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance  Disclosure
4. Tax Escrow Account Designation
5. Mortgage Bankers and Exempt Organizations Preapplication
6. Part 80 Disclosure
7. Alternative Mortgage Transaction Disclosures
8. Co-Signer Notice Requirements
9. Default Warning Notice
10. Smoke Alarm Affidavit
11. New York Real Property Escrow Account Disclosure
12. Subprime Home Loan Counseling Disclosure
13. Subprime Home Loan Tax and Insurance Payment Disclosure
14. Subprime Home Loan Disclosure
15. Commitment Disclosure
16. Lock-in Disclosure
17. Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
19CSAO5GPVB	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.990%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	No	Yes	xx	Not Applicable	46.733%	First	Commitment	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 in the amount of xx with the lender, "xx" which was recorded on xx/xx/2022.
No active judgments or liens have been found.
The annual county taxes for 2023 have been due in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The monthly P&I is xx and the interest rate is 5.38%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the final 1003, the borrower has been working at xx as a xx for 3.4 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This conventional fixed rate mortgage originated on xx/xx/2022 with a P&I of xx, a rate of interest of 5.990% and a maturity date of xx/xx/2052. The current P&I, as per latest payment history as of xx/xx/2023 is xx and rate of interest is 5.990%. There is a reduction in P&I and interest rates with respect to note data. However, the modification agreement is missing from the loan file.	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value xx NA Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2022   Variance:    Variance %:    Comment: Current value xx/xx/2022 NA   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/xx/2052 Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "The tape shows that Freddie Mac does accept gift assets from a boyfriend or partner but cannot be considered a domestic partner. Total available assets as per LP xx satisfy the cash to close requirement of xx. Further details not provided."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan document."
* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan document."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 46.733%. Tape shows rental income for departure not fully documented and including full PITIA of REO. The revised DTI is 79%. Lender defect; further details not provided. Subject loan originated on xx/xx/2022 and the 3-year SOL is active.

Downgraded to LVL2 based on PH."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.733%, as the borrower's income is xx, and total expenses are in the amount of xx, and the loan was underwritten by LP (xx) and its recommendation is "xx" with a DTI of 47.00%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
YKPO42GY1FJ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.125%	360	xx/xx/2021	xx/xx/2022	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	38.100%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 in the amount of xx with the lender, "xx" which was recorded on xx/xx/2022.
No active judgments or liens have been found.
The annual county taxes for 2022 have been paid.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The monthly P&I is xx and the interest rate is 2.125%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per final loan application, the borrower "xx" has been working at xx since xx/xx/2015.
Covid-19 attestation document is available at 9014162731 Corwin Closing Package PG#29.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Loan Program Info Disclosure Missing DU/GUS/AUS Missing or error on the Rate Lock Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2021   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	3: Curable	* Closing_Disclosure violations (Lvl 3) "The document tracker reflects the post-CD dated xx/xx/2022. However, the post-CD dated xx/xx/2022 is missing from the loan documents. The document tracker is located at "xx"."
* Loan program disclosure missing or unexecuted (Lvl 3)     "Loan program disclosure is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "Final AUS report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 38.10%. Tape shows SE income miscalculation as the lender used only 2021 P&L to calculate income, and using the 2020 tax return, the revised income of xx pushes the DTI to 65.95%. BWR has 6.8 years of SE, 0X30 since inception, FICO 804, and xxk equity in the subject. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL is active."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
KMS9T41DXDR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	180	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Investor	Yes	Yes	No	xx	xx	48.312%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2023 were paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The current UPB reflected as per the payment history is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx as a xx for 304 months.
The Covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2021   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
																																																																																				Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	3: Curable		* DSCR is less than 1.00 (Lvl 3) "DSCR is less than 1.00. Net operative income is xx and annual payments (xx) are xx. DSCR ratio is 0.90."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject NOO loan was approved at 48.312. The tape shows rent loss was incorrectly calculated; a 25% vacancy factor was not used. Using the rent schedule, rent loss increased from xx to xx which may push DTI to 67.00%. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active. BWR has been SE for more than 6 years, FICO 798, 0X30 since inception, and xxK equity in the subject."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
PETTQXDJUPH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	41.042%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 in the amount of xx with the lender, xx and "xx" in the total amount of xx which were recorded on xx/xx/2022 and xx/xx/2022.
The second installment of 2023 county taxes is due on xx/xx/2024.
No prior year’s delinquent taxes have been found.

According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The monthly P&I is xx and the interest rate is 2.875%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the final application, borrower xx is receiving rental income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2023   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an Appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows and estimate value at xxK. Current UPB is xxK."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 41.06%. The tape shows the lender considered rental income from a commercial REO without 12 months of bank statements verifying the mortgage payments made by the business. The revised DTI is 60%. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL is active. BWR qualified using rental income, FICO 739, 0X30 since inception, and xxK equity in the subject.

Downgraded to LVL2 because loan is current and SOL expires in 2024."
																																																																																								* Cash out purchase (Lvl 2) "Subject loan is purchase case. However, final CD reflects cash to in the amount of xx."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
EEORYHMY7DT	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	48.994%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 in the amount of xx in favor of xx for xx which was recorded on xx/xx/2022.
No active liens and judgments have been found.
There are multiple prior credit card and civil judgments in the total amount of xx in favor of xx which were recorded on different dates. However, the SSN# does not match the SSN# of borrower.
The first and second installments of county taxes are due in the amount of xx.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The current P&I is xx and the rate of interest is 5.25%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the final loan application, the borrower has been the owner of xx for 18 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: As per appraisal current value is not applicable; however, seller tape shows current value is xx.   Tape Source: Initial   Tape Type:
Field: Current Value Date Loan Value: Not Applicable Tape Value: xx/xx/2022 Variance: Variance %: Comment: As per appraisal current value date is not applicable; however, seller tape shows current value date is xx/xx/2022. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48.99%. The tape shows an undisclosed installment debt with a monthly payment of xx. Also, the monthly payment for the revolving account was miscalculated using 1% of the balance instead of 5%. The revised DTI is 57.33%. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active. BWR has been SE for 18 years, FICO 704, 0x30 since inception, and xxK equity in the subject."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.99%, as the borrower's income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is "xx" with a DTI of 48.99%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XICHMEAS9D7	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.490%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2022	xx	Investor	Yes	Yes	No	xx	Not Applicable	44.936%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023 the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of xx.
The 1st and 2nd installments of county taxes for 2023 are due in the total amount of xx on xx/xx/2023 and xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 5.490%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 5.490%. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property has been occupied by investor.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per 1003, the borrower has been the owner of "xx" for 75 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2022   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* DSCR is less than 1.00 (Lvl 3) "Net operating income is xx and annual payments are xx. The debt service cover ratio (xx) is 0.92, which is less than 1.00."
* Missing proof of hazard insurance (Lvl 3) "Valid hazard insurance policy is missing."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject approved as NOO and the subject was approved at 44.93%. The tape shows SE income miscalculations and unsourced large deposits, which may push DTI to 61%. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active.

																																																																																								Downgraded to LVL 2 because occupancy is investment and ATR Exempt."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
HWJ57M4ZCMP	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	49.672%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 in the amount of xx with xx.
No active judgments or liens found.
The first installment of county taxes for 2023 is due on xx/xx/2023 in the amount of xx.
The second installment of county taxes for 2023 is due on xx/xx/2024 in the amount of xx.
As per updated title report, no prior year taxes are delinquent.	As per the review of the updated payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date for payment is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which applied for xx/xx/2023. The current P&I is xx with an interest rate of 5.500%. The UPB as of the date mentioned in the updated payment history is xx.	Collections Comments:The loan is performing.
As per the review of the updated payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date for payment is xx/xx/2023. The UPB as of the date mentioned in the updated payment history is xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the final application, the borrower has been the owner of xx for 10 years.
As per tape data, the subject property is owner-occupied.
As per servicing comment dated xx/xx/2023, the homeowner’s property was damaged due to declared FEMA disaster (xx). The borrower filed the claim but it has been declined. Further details were not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.67%. Tape shows SE and rental income miscalculation as the lender used only a 1-year tax return instead of the required 2-years. The resulting DTI is 89%. BWR has 5 years SE, 0X30 since inception, FICO 755, and xxk equity in the subject. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active.

xx/xx/2026: SOL expired. Downgraded to LVL 2."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2022 does not reflect Appraisal Re-Inspection Fee. However, final CD dated xx/xx/2022 reflects Appraisal Re-Inspection Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is purchase, originated on xx/xx/2022 and the 1 year SOL is expired."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan Fails GSE (xx) QM Points and Fees Test due to Fees charged xx Fees threshold xx Over By +xx.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx

Loan Fails Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged xx Fees threshold xx Over By +xx.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx

Downgraded the exception as SOL has been expired. xx/xx/2024."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.67%, as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by LP (xx) and its recommendation is Accept with a DTI of 50.00%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Unavailable
03GKXSVW2DK	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2023	xx/xx/2023	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	45.423%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx with xx.
No active judgments or liens have been found.
The county taxes for xx are due in the total amount of xx.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 5.750%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB is xx.
As per final 1003, the borrower previously worked at xx from xx/xx/2020 to xx/xx/2021. Later, the borrower joined "xx" as a dental hygienist from xx/xx/2022 to xx/xx/2022. Then, the borrower joined "xx" as a dental hygienist from xx/xx/2022 to xx/xx/2022. Currently, the borrower has been working at xx as a xx for 6 months.
As per the comment dated xx/xx/2023, the subject property is impacted by the disaster. CCs do not show damages.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-closing bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: n/a Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2023   Variance:    Variance %:    Comment: n/a   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Marked is as missing and exception raised   Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance %:    Comment: Per loan documents, loan type is FHA.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The subject property address is correct per note. Tape Source: Initial Tape Type:	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "MI certificate is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Rebuttable Presumption - defined by loan findings (Lvl 3)     "Loan fails FHA QM Rebuttable Presumption Test due to Fees charged xx Exceeds Fees threshold of xx Over by +xx.
The below fees were included in the test:
Administration Fee paid by Borrower: xx
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45.23 DTI. Tape shows qualifying income used by the lender is not supported and is unstable due to BWR changing jobs more than four times in the last two years. The revised average income of xx pushes the DTI to 65%. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year ATR SOL is active. BWR has 5 months on the job as xx, FICO 802, 0X30 since inception, and xxK equity in the subject.

xx/xx/2026: SOL expired. Downgraded to LVL 2."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed FHA QM Safe Harbor threshold test due to APR calculated 6.670% Exceeds APR threshold of 8.526% Over By -1.856%. HPML disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID Violation due to decrease in Lender Credit on Closing Disclosure dated xx/xx/2023. Initial LE dated xx/xx/2023 reflects Lender Credit at xx, however initial CD dated xx/xx/2023 reflects Lender Credit at xx. This is decrease of xx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. The subject loan originated on xx/xx/2023 and the 3 year SOL is active.

Downgraded the exception as SOL has been expired. xx/xx/2024."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (xx) QM points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by +xx.
The below fees were included in the test:
Administration Fee paid by Borrower: xx
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx

Loan fails Qualified mortgage lending policy points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by +xx.
The below fees were included in the test:
Administration Fee paid by Borrower: xx
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx

																																																																																								Downgraded the exception as SOL has been expired. xx/xx/2024."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
7H3DGBLFBE9	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Investor	Yes	Yes	No	xx	xx	49.181%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022, which recorded on xx/xx/2022 with instrument# xx in the amount of xx in favor of xx for xx.
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The first installment of county taxes for 2023 is paid in the amount of xx on xx/xx/2023.
The second installment of county taxes for 2023 is due in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history dated xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023 which was applied for the due date xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 5.875%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history dated xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
As per 1003, the borrower has been the owner of "xx" for 300 months.
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable			3: Curable		* DSCR is less than 1.00 (Lvl 3) "DSCR is less than 1.00. Net operative income is xx and annual payments (xx) are xx. DSCR ratio is 0.96."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject NOO loan was approved at 49.181. The tape shows rental income miscalculation as BWR had other property for sale, which may push DTI to 64.29%. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active. BWR has been SE for 5 years, FICO 761, 1X30 since inception, and xxK equity in the subject."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
J2T3UF8SDA4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$1,071.72	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	xx	48.933%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2023, which recorded on xx/xx/2023 with instrument# xx in the amount of xx in favor of xx for xx.
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The first installment of city taxes for 2023 is delinquent in the amount of xx, which is payable on xx/xx/2023.	As per review of the payment history dated xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023 which was applied for the due date xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 6.125%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history dated xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
As per final 1003, the borrower was a student at xx for the period xx/xx/2019 to xx/xx/2022. Later, the borrower started working at xx as an xx. Later, the borrower started working at xx as a xx. Currently, the borrower joined Madina Indian Restaurant on xx/xx/2023 as a takeout cashier.
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed ComplianceEase delivery and timing test for revised CD dated xx/xx/2023. The revised closing disclosure receipt date is provided xx/xx/2023 and the revised closing disclosure receipt date is after the consummation date xx/xx/2023."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 48.94%. The tape shows that stability of income was not established as BWR2 does not have a 2-year work history of income; BWR2 was a student until xx/xx/2022 and the loan originated on xx/xx/2023, excluding income, the revised DTI is 95%. Lender defect. The subject loan originated on xx/xx/2023 and the 3-year SOL is active.

																																																																																								xx/xx/2026: SOL expired. Downgraded to LVL 2."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
56SMGV5CEHP	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	49.106%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of xx.
The annual combined taxes for 2023 is due in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 6.250%. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 6.250%. The current UPB is xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is unable to be determined.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per the final application, the borrower has been an owner at "xx" since xx/xx/2016.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N.A. Tape Source: Initial Tape Type:
Field: Current Value Date Loan Value: Not Applicable Tape Value: xx/xx/2022 Variance: Variance %: Comment: N.A. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed the state regulations for the late fees test due to fees charged of xx exceeds fees threshold of xx over by +xx."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3) "Hazard insurance policy is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.13%. The tape shows that the subject loan was repurchased from Freddie Mac due to a missing source of xx in large deposits. However, as per AUS, the BWR had xx in excess available assets. Also, the lender failed to document two-year tax returns for BWRs SE income. The revised DTI is 94%. Further details were not found. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active. BWR has been SE for 5 years, FICO 762, 0X30 since inception, and xxK equity in the subject.

Downgraded to LVL2 based on PH."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflects appraisal fee at xx. However, CD dated xx/xx/2022 reflects appraisal fee at xx. This is an increase in fee of $xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2022 and the 1-year SOL is expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.106%, as the borrower's income is xx, and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is "approve/eligible" with a DTI of 49.10%."		Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
GRARI7EOBUL	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	48.971%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022, which recorded on xx/xx/2022 with instrument# xx in the amount of xx in favor of xx for xx.
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The first installment of county taxes for 2023 is paid in the amount of xx on xx/xx/2023.
The second installment of county taxes for 2023 is due in the total amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history dated xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023 which was applied for the due date xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 6.375%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history dated xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
As per 1003, the borrower has been working at xx as a xx for 288 months.
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49%. The tape shows FHLMC repurchased the loan due to a miscalculation of rental loss for REO property. The recalculated net loss increase from xx to xx pushes the DTI to 58%. BWR has 24 years on the job as xx, 0X30 since inception and FICO 757 Further details not provided. Lender defect: The subject loan originated on xx/xx/2022, and the 3-year SOL is active.

xx/xx/2026: SOL expired. Downgraded to LVL 2."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID Violation due to decrease in lender credit on closing disclosure dated xx/xx/2022. The initial LE dated xx/xx/2022 reflects lender credit at xx. However, the initial CD dated xx/xx/2022 does not reflect lender credit. This is a decrease of xx for the fee, which has a 0% tolerance test. A valid COC for the decrease in NSLC is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2022, and the 1-year SOL is expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.97%, as the borrower’s income was xx and total expenses are in the amount of xx and the loan was underwritten by LP (xx) and its recommendation is "xx" with a DTI of 49%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
XQSIQQ51Q4W	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Secondary	Yes	Yes	No	xx	xx	47.789%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 in the amount of xx in favor of "xx" which was recorded on xx/xx/2022.
No active judgments or liens have been found.
The combined taxes for 2023 are due in the amount of xx.
The utility charges were delinquent in the amount of xx, which was good through xx/xx/2023.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 5.625% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The current UPB is xx.
No bankruptcy or foreclosure evidence has been found.
As per the collection comment dated xx/xx/2022, the RFD is the marital difficulties of the borrower.
As per the final application, previously, the borrower worked at xx
As xx, the subject property was impacted by the disaster. As per the UT report dated xx/xx/2023, the notice of commencement was recorded on xx/xx/2023 with xx. Further details not provided. CCs do not show damages.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2022   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 47%. The tape shows that the rental income used by the lender is not supported as the tenant, i.e. BWR's son, lives rent-free. The revised DTI is 59%. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active. BWR has 10 years on the job as xx, 0x30 since inception, and xxK equity in the subject.

																																																																																								xx/xx/2026: SOL expired. Downgraded to LVL 2."		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
UJM4BEBKGIY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	Yes	xx	xx	50.382%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with the lender xx.
No active liens or judgments have been found against the borrower or subject property.
The annual county taxes for 2023 are due in the amount of xx.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 6.000%.	Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. As per the comment dated xx/xx/2023, the subject property is impacted by disaster. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx as a xx for 72 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower #2 First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower #2 Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower #2 Middle Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value Date Loan Value: Not Applicable Tape Value: xx/xx/2022 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 50%. Tape shows the loan was repurchased due to a miscalculation of the borrowers’ income. BWR1 SE income was calculated using 1 year of tax returns instead of 2 years of tax returns, BWR2 salary income was not supported and BWR3 SSI was grossed up by the lender without supporting tax returns. The revised DTI is 161%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active.

xx/xx/2026: SOL expired. Downgraded to LVL 2."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID total of payments test due to the total of payments is xx. The disclosed total of payments of xx is not considered accurate because it is understated by more than xx and the provided reimbursement amount of xx is not sufficient to cure the inaccuracy.

																																																																																								Downgraded the exception as SOL has been expired. xx/xx/2024."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
N4E3ZPZXD6H	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	XXXX	XX	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2023	xx	Primary	Yes	Yes	Yes	xx	Not Applicable	49.753%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx with xx.
There is an HOA lien against xx in favor of "xx", which was recorded on xx/xx/2022 in the amount of xx.
The annual installments of county taxes for 2022 have been paid in the total amount of xx on xx/xx/2022.
The annual installments of county taxes for 2022 are due in the total amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 5.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per final 1003, the borrower previously worked at "xx" from the period xx/xx/2019 to xx/xx/2021. Currently, the borrower has been working as a manager at "xx" for 1.7 years.
The tape shows an ineligible condo project. As per the cost estimator, RC is xx and the policy covered only xx. Either revise the cost estimator or provide an explanation for the difference. The appraisal report dated xx/xx/2023 and CCs do not show damages. Elevated for client review.
As per the comment dated xx/xx/2023, the subject property has been impacted by the disaster. CCs do not show damages.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value xx Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2023   Variance:    Variance %:    Comment: Current value date xx/xx/2023 NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L require MI? No. NA.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per the note, mortgage and tax report, the property street address is ""XXXX". However, the tape reflects the street address as "XXXX". Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The tape shows an ineligible condo project. The project no longer has CPM approval as of xx/xx/2023 (xx). Insurance coverage does not meet FNMA requirements and does not have a full replacement cost. As per the cost estimator, RC is xx and the policy covered only xx. XXXX search shows the estimated value at xxK. Current UPB is xxK. Elevated for client review."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails QM lending policy points and fees test due to fees charged xx. Exceeds fees threshold of xx. Over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx"
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan document."	* GSE Points and Fees Test Violations (Lvl 2) "Loan fails GSE (xx) QM points and fees test due to Fees charged xx Exceeds Fees threshold of xx. Over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx

Loan fails GSE (xx) QM points and fees test due to Fees charged xx Exceeds Fees threshold of xx. Over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx

																																																																																								Downgraded the exception as SOL has been expired. xx/xx/2024."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
AUA7RIX1WJH	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	180	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.602%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
No active judgments or liens have been found.
The annual county taxes for 2023 are due in the amount of xx on xx/xx/2023.
The annual county taxes for 2022 were paid in the amount of xx on xx/xx/2022.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The monthly P&I is xx and the interest rate is 3.875%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the final application, the borrower "xx" has been the owner of "xx" since xx/xx/2007.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N.A. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2022   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per note.   Tape Source: Initial   Tape Type:
Field: Property City Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per note. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is affixed.
The MH rider is attached to the mortgage. However, the VIN/Serial# is not mentioned in the legal of the subject mortgage and the Alta-7 endorsement is not attached to the policy.
																																																																																						An appraisal report shows the type of subject property as a manufactured home. The affixation affidavit available in the loan file located at "xx", the title policy shows an exception for the same affixation affidavit in Schedule B."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 49.98%. The tape shows an undisclosed auto loan opened with xx. Borrower defect. The subject loan originated on xx/xx/2022 and the 3-year SOL is active."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
2Q48DATVF9A	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	240	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	60.197%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
No active liens and judgments have been found against borrower and property.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
As per comment dated xx/xx/2023, the subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final 1003, the borrower was previously working at xx as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: Note reflects borrower middle name as XXXX. Tape Source: Initial Tape Type:
Field: Borrower #2 First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower #2 Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower #2 Middle Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Note reflects borrower First name XXXX.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Note reflects borrower last name as XXXX.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2022   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "This loan failed the revised closing disclosure delivery date test (xx) due to the revised closing disclosure #1. Revised CD #1 was dated xx/xx/2022 and electronically signed on xx/xx/2022, which is less than three business days before the consummation date of xx/xx/2022."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan-failed charges that cannot increase the 0% tolerance test.  The loan estimate dated xx/xx/2022 reflects points - loan discount fee at xx. However, the final CD dated xx/xx/2022 reflects the points-loan discount fee at xx. The loan estimate dated xx/xx/2022 reflects the transfer taxes fee at xx. However, the final CD dated xx/xx/2022 reflects a transfer tax fee of xx. This is a cumulative increase in the fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case that originated on xx/xx/2022, and the SOL is 3 years."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 60.20%. Tape shows undisclosed auto debt of xx opened prior to closing, and correcting monthly taxes to xx for the subject may push DTI to 84.21%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 60.197%. The borrower’s income was xx, and total expenses were in the amount of xx. The loan was underwritten by DU (xx), and its recommendation is "xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
YE0Z7WVMFH8	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	50.235%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx.
No active liens or judgments have been found against the borrower or subject property.
The annual county taxes for 2023 are due in the amount of xx.
The annual city taxes for 2023 are due in the amount of xx.
The water/sewer taxes are due in the amount of xx.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 4.750%.
Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx as a xx for 79 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N.A. Tape Source: Initial Tape Type:
Field: Current Value Date Loan Value: Not Applicable Tape Value: xx/xx/2022 Variance: Variance %: Comment: N.A. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO, but the tape indicates that the property is NOO due to misrepresentation. Further details not provided. Elevated for client review."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows MGIC offering a reprice to investment property for MI to remain in force, cost to cure xx. Further details not provided."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 50%. The tape shows the borrowers' income and PITIA for subject were miscalculated, which may push the DTI to 54%. BWR has 25.50 years on the job as xx and BWR2 has 6.58 years on job as xx, 0X30 since inception and FICO 785. Further details were not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active.

Downgraded to LVL2 based on PH."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is a purchase, originated on xx/xx/2022 and the SOL is 1 year."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID total of payments test due to the total of payments is xx. The disclosed total of payments of xx is not considered accurate because it is understated by more than xx and the provided reimbursement amount of xx is not sufficient to cure the inaccuracy.

Downgraded the exception as SOL has been expired. xx/xx/2024."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflect Points - Loan Discount Fee at xx. However, CD dated xx/xx/2022 reflects Points - Loan Discount Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2022 and the SOL is 1 year."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.235%, as the borrowers’ income is xx, and total expenses are in the amount of xx. The loan was underwritten by LP (xx) and its recommendation is "xx" with a DTI of 50%."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
UUGUE9GHJRL	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	43.310%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx.
No active liens or judgments have been found against the borrower or subject property.
The first and second installments of county taxes for 2023 were paid in the amount of xx.
The first and second installments of county taxes for 2022 (xx) were paid in the amount of xx.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 5.250%.

Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx/xx/2023, the subject property is impacted by disaster. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx as a xx for 26 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N.A. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2023   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: N.A. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 43.310%. The tape shows that the lender omitted multiple debts from DTI without supporting documentation. The revised DTI is 61.2%. Also, secondary SE income stability was not established using two-year tax returns, and excluding income, the DTI further increases to 84%. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active. BWR has 2.5 and 1.5 years at the 1st and 2nd jobs, respectively, as a drafter, FICO 676, 0X30 since inception, and xxK equity in the subject.

Downgraded to LVL2 based on PH."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.310%, as the borrowers’ income is xx, and total expenses are in the amount of xx. The loan was underwritten by LP (xx) and its recommendation is "xx" with a DTI of 43%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
28LX2IR204C	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	46.741%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 in the amount of xx with the lender, "xx" which was recorded on xx/xx/2022.
No active judgments or liens have been found.
The first installment of 2023-24 county taxes is due on xx/xx/2023 in the amount of xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The monthly P&I is xx and the interest rate is 5.25%. The current UPB is xx.
Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the final 1003, the borrower has been working at xx as a xx for 2.4 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N.A. Tape Source: Initial Tape Type:
Field: Current Value Date Loan Value: Not Applicable Tape Value: xx/xx/2022 Variance: Variance %: Comment: N.A. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 46.74%. Tape shows the lender missed to include child support payments of xx in total debts, and the revised DTI is 55%. BWR has 6 years on the job as xx, 0X30 since inception, FICO 772, and xxk equity in the subject. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active.

Downgraded to LVL2 based on PH."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2022 reflects the mortgage broker fee at xx. However, the final CD dated xx/xx/2022 reflects a mortgage broker fee of xx. This is an increase in the fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx/xx/2022, and the 1-year SOL is expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.741% as the borrower’s income is xx and total expenses are in the amount of xx. The loan was underwritten by DU (xx), and its recommendation is "xx" with a DTI of 46.74%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
Q5KOU2XPG0A	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	43.432%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022, which recorded on xx/xx/2022 with instrument# xx in the amount of xx in favor of xx for xx.
There is one active property right dispute lien found against the subject property in the favor of "xx" which was recorded on xx/xx/2023. The supportive document does not reflect the lien amount.
The first installment of county taxes for 2022 is paid in the amount of xx on xx/xx/2023.
The second installment of county taxes for 2022 is due in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history dated xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023 which was applied for the due date xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 5.375%.	Collections Comments:The current status of the loan is performing.
As per review of the payment history dated xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
As per 1003, the borrower has been working at xx as a xx for 250 months.
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at DTI 43.43%. The tape shows that asset depletion is not an acceptable source of income for cash-out transactions. BWR2 qualified with pension income, i.e. Morgan Stanley, from a mutual fund account that did not meet the eligibility requirements; excluding the income pushes the DTI over 100%. Lender defect. The subject loan originated on xx/xx/2022 and the 3-year SOL is active.

Downgraded to LVL2 based on PH."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.43%, as the borrowers' income is xx and total expenses are in the amount of xx and the loan was underwritten by LP (xx) and its recommendation is "xx" with a DTI of 43%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
VOD4TDHCB3D	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.201%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the latest updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 in the amount of xx in favor of xx for xx which was recorded on xx/xx/2022.
There is one UCC judgment found against the subject property in favor of xx which was recorded on xx/xx/2022.
The first and second installments county taxes for 2023 are due on xx/xx/2023 and xx/xx/2024 in the total amount of xx.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which includes the P&I of xx which was applied for the due date of xx/xx/2023. The current rate of interest is 5.375% and the current UPB is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy and current condition of the subject property has been found in the latest servicing comments. As per the collection comment dated xx/xx/2023, the FEMA disaster mail was received on xx/xx/2023. CCs do not show any damage.
As per the final 1003, the borrower worked at xx as a xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower First Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower first name is XXXX. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower last name is XXXX.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value Date Loan Value: Not Applicable Tape Value: xx/xx/2022 Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan document."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.201%. The tape shows that continuity of the bonus income could not be determined, and excluding bonus income resulted in a DTI of 58.65%. Lender defect. The subject loan was originated on xx/xx/2022, and the 3-year SOL is active. BWR has 2 months as a software engineering manager, FICO 744, 0X30 since inception, and xxK equity in the subject.

Downgraded to LVL2 based on PH."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.201%, as the borrowers' income is xx, and total expenses are in the amount of xx. AUS from the time of closing is missing from the loan documents. Post-closure AUS is available at (xx) and its risk recommendation is "approve/eligible" at 48.65% DTI."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
Y3SJ3AIGESL	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Rhode Island	xx	xx	xx	Rhode Island	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	48.974%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 in the amount of xx with xx. No active judgments or liens found. Tax to follow. As per updated title report, no prior year taxes are delinquent.	As per the review of the updated payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date for payment is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which applied for xx/xx/2023. The current P&I is xx with an interest rate of 5.375%. The UPB as of the date mentioned in the updated payment history is xx.	Collections Comments:The loan is performing.
As per the review of the updated payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date for payment is xx/xx/2023. The UPB as of the date mentioned in the updated payment history is xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the final loan application, the borrower has been working at xx as a xx for 15.3 years.
Information regarding the property ownership and condition is not available in the latest servicing comments.
As per the collection comment dated xx/xx/2023, the subject property was damaged on xx/xx/2023 due to flooding and water and the total loss amount was xx. However, the claim was filed with the insurance company. As per the comment dated xx/xx/2023, the borrower received a check in the amount of xx. However, no comments have been found regarding repair completion.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape also shows xx short of assets to complete the transaction. The final CD reflects cash to close IAO of xx, and the LP shows total verified assets of xx, satisfying the cash to close requirement." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 39.45%. The tape shows rental income was miscalculated and use of OT income was not verified and DTI is 60%. Lender defect. Subject loan originated on xx/xx/2022, and the 3-year SOL is active.

xx/xx/2026: SOL expired. Downgraded to LVL 2."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

Downgraded the exception as SOL has been expired. xx/xx/2024."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID Violation due to decrease in Lender Credit on Closing Disclosure dated xx/xx/2022. Initial LE dated xx/xx/2022 reflects Lender Credit at xx. However, CD dated xx/xx/2022 reflects Lender Credit at xx. This is decrease of xx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2022 and the SOL is 1 year.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 does not reflect Points - Loan Discount Fee and Administration Fee. However, CD dated xx/xx/2022 reflects Points - Loan Discount Fee at xx, Administration Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2022 and the SOL is 1 year.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflects Appraisal Fee at xx. However, CD dated xx/xx/2022 reflects Appraisal Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2022 and the SOL is 1 year.

Downgraded the exception as SOL has been expired. xx/xx/2024."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds Fees threshold of xx over by +xx.
The below fees were included in the test:
Administration Fee paid by Borrower: xx
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx

Loan fails Qualified Mortgage Lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Administration Fee paid by Borrower: xx
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx

																																																																																								Downgraded the exception as SOL has been expired. xx/xx/2024."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$11,145.63	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
3CAWIX8DOJ6	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	49.824%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022, which recorded on xx/xx/2022 with instrument# xx in the amount of xx in favor of xx for xx.
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The first installment of combined taxes for 2023 is paid in the amount of xx on xx/xx/2023.
The second installment of combined taxes for 2023 is due in the total amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history dated xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023 which was applied for the due date xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 5.875%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history dated xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
As per 1003, the borrower has been working at xx as a xx for 57 months.
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.82%. The tape shows a repurchased loan due to an income miscalculation, as YTD earnings do not support the BWR2 monthly earnings considered by the lender. The recalculated income of xx pushes the DTI to 58%. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active.

Downgraded to LVL2 based on PH."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.82%, as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by LP (xx) and its recommendation is Accept with a DTI of 50.00%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
CGAVDTVCBBC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	34.902%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023 the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of xx. The first is for an electrical with permit#xx and the second is for a solar with permit#xx
There is a prior notice of commencement against the subject property for the roof-mounted solar system which was recorded on xx/xx/2023. However, the cost of improvement is not mentioned in the supporting document.
The annual county taxes for 2023 are due in the amount of xx on xx/xx/2024.
The annual county taxes for 2022 were paid in the amount of xx on xx/xx/2022.
No prior year’s delinquent taxes have been found.

According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which includes the P&I of xx which was applied for the due date of xx/xx/2023. The current rate of interest is 6.00% and the current UPB is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy and current condition of the subject property has been found in the latest servicing comments. As per the collection comment dated xx/xx/2022, the disaster impact mail was received on xx/xx/2022. The appraisal report reflects 'xx'. However, the photo addendum shows the subject carpet as damaged and the estimated cost to cure is not available in the loan documents. CCs do not show any damage.
As per the final application, the borrower has been working at xx since xx/xx/2010.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Current Value Date Loan Value: Not Applicable Tape Value: xx/xx/2022 Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report reflects 'xx'. However, the photo addendum shows the subject carpet damage and the estimated cost to cure is not available in the loan documents. The updated 1004D is missing from the loan documents and the final CD does not reflect the escrow holdback amount."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 35%. The subject loan was repurchased due to a SE income miscalculation and a missing rent agreement for REO property. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active. BWR's have SE for more than 10 years, FICO 750, 0x30 since inception, and xxK equity in the subject.

																																																																																								Downgraded to LVL2 based on PH."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
R93KTM8ENKC	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.905%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
No active liens and judgments have been found.
The first and second installments of county taxes for 2023 are due on xx/xx/2023 and xx/xx/2024 total in amount of xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which includes the P&I of xx which was applied for the due date of xx/xx/2023. The current rate of interest is 6.125% and the current UPB is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy and current condition of the subject property has been found in the latest servicing comments. As per the collection comment dated xx/xx/2023, the disaster impact mail has been received. CCs do not show any damage.
As per the final application, the borrower is self-employed. He has been the owner of "xx" for 55 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower First Name Loan Value: xx Tape Value: xx |---| |----| Comment: The borrower's first name is XXXX. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The borrower's lastname is XXXX.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2022   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as OO but is NOO as BWR kept prior residence as primary. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.90%. Tape shows rental income misrepresentation for departure REO as BWR kept prior as primary, and the lender omitted auto debts of xx from the DTI calculation without supporting documentation. The revised DTI is 64.54%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active."
* Cash out purchase (Lvl 2)     "The subject loan is a purchase. However, the final CD reflects 'xx' in the amount of xx."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final CD as xx calculated finance charge is xx for an under disclosed amount of -xx. Reason for finance charge under disclosure is unknown. Subject loan is a purchase, originated on xx/xx/2022 and the SOL is 1 year."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 does not reflect Appraisal Re-Inspection Fee. However, CD dated xx/xx/2022 reflects Appraisal Re-Inspection Fee at xx. This is an increase in fee of xx for charges that cannot increase. Subject loan is a purchase, originated on xx/xx/2022 and the SOL is 1 year."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.90%, as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is 'xx' with a DTI of 44.91%."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
JRWT6X0PBEQ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	50.367%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx in favor of xx.
The county taxes for 2022 were paid in the total amount of xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P&I is xx, and the interest rate is 6.125%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023.
The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower "xx" has been working at xx since xx/xx/2016.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2023   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx. The following fees were included in the test: Mortgage Broker Fee (xx) xx Points - Loan Discount Fee paid by Borrower: xx."
* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx. The following fees were included in the test: Mortgage Broker Fee (xx) xx Points - Loan Discount Fee paid by Borrower: xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 50.00%. The tape shows FHLMC repurchased the loan as the borrower's rental income was miscalculated due to the property being sold; therefore, rental income cannot be considered. The revised DTI is excessive. Lender defect. The subject loan was originated on xx/xx/2023, and the 3-year SOL is active.

																																																																																								xx/xx/2026: SOL expired. Downgraded to LVL 2."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
V1WHOASM7JN	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Rhode Island	xx	xx	xx	Rhode Island	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	2 Family	xx/xx/2022	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	49.907%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of xx for xx.
No active judgments and liens have been found.
The taxes are to follow.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.
Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx.
As per the application, the borrower worked at xx as a xx for 5 months.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower last name is XXXX. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value Date Loan Value: Not Applicable Tape Value: xx/xx/2022 Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.90%. Tape shows rental income miscalculation for departure REO as file did not contain 2 months rent receipts or rent schedule. The rent schedule obtained post-closing did not support rental income used for qualifying. Revised DTI is 69%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active.

xx/xx/2026: SOL expired. Downgraded to LVL 2."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx.

																																																																																								Downgraded the exception as SOL has been expired. xx/xx/2024."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
Q50XIDB5S0I	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$2,189.15	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.990%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	46.569%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx with xx.
No active judgments or liens have been found.
The first, second and third installments of combined taxes for 2023 have been paid in the total amount of xx.
The first and second installments of combined taxes for 2024 are due in the total amount of xx.
The fourth installment of combined taxes for 2023 is past due in the total amount of xx, which is good through xx/xx/2023.	According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 6.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower is self-employed. The borrower has been a partner at "xx" for 5 years.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2023   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property address street is XXXX. Tape Source: Initial Tape Type:	3: Curable	* DSCR is less than 1.00 (Lvl 3) "Net operating income is xx, annual payments are xx and their debt service cover ratio (xx) is 0.79 which is less than 1.00."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan is NOO and was approved at 46.56%. Tape shows SE income and rental income for REO property was miscalculated. Revised DTI is 75%. BWR has 5 years of SE, 0X30 since inception, FICO 770, and xxk equity in the subject. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active.

																																																																																								Downgraded the exception as this is investment loan and investment loans are exempts from QM/ATR."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
S9ZLH5SOMRT	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	48.778%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022, which recorded on xx/xx/2022 with instrument# xx in the amount of xx in favor of xx for xx
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The combined annual taxes for 2023 have been paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history dated xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023 which was applied for the due date xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 7.250%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history dated xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
As per 1003, the borrower has been working at xx as a xx for 69 months.
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx. The following fees were included in the test: Commitment Fee paid by Borrower: xx Points - Loan Discount Fee paid by Borrower: xx Processing Fee paid by Borrower: xx."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 48.78%. Tape shows a miscalculation of monthly property tax payments. The DTI is 51.22%. BWR has 5 years on the job as xx, FICO 802 and 0X30 since inception. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year ATR SOL is active."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.  The following fees were included in the test: Commitment Fee paid by Borrower: xx Points - Loan Discount Fee paid by Borrower: xx Processing Fee paid by Borrower: xx.

																																																																																								Downgraded the exception as SOL has been expired. xx/xx/2024."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
FQ9LR8AGI99	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	Yes	xx	Not Applicable	34.734%	First	Final policy	Not Applicable	Not Applicable	Unavailable	xx	Unavailable	Unavailable	Unavailable	Unavailable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with the lender xx for the amount of xx.
No active liens or judgments have been found against the borrower or subject property.
The first and second installments of combined taxes for 2023 were paid in the amount of xx.
The first and second installments of school taxes for 2022/2023 were paid in the amount of xx.
The first and second installments of school taxes for 2023 are due in the amount of xx.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx, and the deferred amount is xx. The current P&I is xx.	Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The loan has been modified. The foreclosure was not initiated. The borrower did not file for bankruptcy. As per the comment dated xx/xx/2022, the borrower’s income was impacted by Covid-19. FB plans ran and were extended several times from xx/xx/2022 to xx/xx/2023. As per the comment dated xx/xx/2023, the subject property is owner-occupied. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx as an xx for 240 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of xx, an interest rate of 3.375% and a maturity date of xx/xx/2051. According to the payment history as of xx/xx/2023, the current P&I is xx. However, there is a difference in P&I with respect to note data. As per the comment dated xx/xx/2023, the loan was modified on xx/xx/2023 with the modified UPB in the amount of xx. The modification agreement is missing from the loan file.	Affiliated Business Disclosure Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N.A. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2023   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per note.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/xx/2063 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report dated xx/xx/2021 is subject to the plans and specs provided. Updated 1004D is missing from the loan documents. The final CD reflects the escrow holdback in the amount of XXXX. Tape shows the reno escrow balance of xx, 86% completed. refers to recovery. xx/xx/2023 S&D Active: work to be xx
* Loan has escrow holdback. No proof it was released (Lvl 4)     "Final CD dated xx/xx/2021 reflects an escrow holdback in the amount of xx. However, proof for the release of the escrow holdback is missing from the loan documents."
* LTV or CLTV exceeds 104% (Lvl 4) "Collateral value used for underwriting: xx amount of secondary lien(xx): xx loan amount: xx	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the homestyle with recourse required to be repurchased upon loan becoming 4-full monthly payments past due; BWR is currently due for xx/xx/2022."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The affiliated business disclosure is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 reflects Permit Fees at xx. However, CD dated xx/xx/2021 reflects Permit Fees at xx. This is an increase in fee of +xx for charges that cannot increase. Subject loan is a purchase, originated on xx/xx/2021 and the SOL is 1-year."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
HQW80W3VVOG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Hawaii	xx	xx	xx	Hawaii	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	46.830%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
No active judgments or liens have been found.
The first installment of county taxes for 2023 has been paid in the amount of xx.
The second installment of county taxes for 2023 is due in the amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx and the deferred balance is xx.
As per the final 1003, the borrower is self-employed. The borrower has been the owner of xx for 2.8 years. The co-borrower has been self-employed. The co-borrower has been the broker at "xx" for 3 years.
As per the comment dated xx/xx/2023, a deferral claim was filed in the amount of xx on xx/xx/2023.
As per the comment dated xx/xx/2023, the borrower's income is impacted by Covid-19. As per the comment dated xx/xx/2023, the borrower was approved for a Covid-19 payment deferral with an effective date of xx/xx/2023, and the deferral amount is xx. The servicer provided FB plans, which ran and were extended several times from xx/xx/2022 to xx/xx/2023.
As per the comment dated xx/xx/2023, the subject property is owner occupied and the borrower intends to keep the property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2021   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property Address Street is XXXX. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 46.83%. Tape is showing FNMA repurchase; borrowers student loan payments were not properly documented and consolidated into one payment of xx with a revised DTI of 51.55%. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active. BWR has been SE since 3 years, FICO 710, and xxK equity in the subject.

xx/xx/2026: SOL expired. Downgraded to LVL 2."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.830% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is "approve/eligible" with a DTI of 46.83%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
XFVUH65J3EO	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx/xx/2014	xx/xx/2014	VA	Fixed	Refinance	Unavailable	Unavailable	Streamline Refinance	No	xx	xx	Unavailable	Not Applicable	Not Applicable	PUD	Not Applicable	Unavailable	Primary	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	3.625%	xx	xx/xx/2021	XXXX	As per the review of the updated title report dated xx/xx/2023, the subject mortgage originated on xx/xx/2014 and was recorded on xx/xx/2014 in the amount of xx in favor of xx.
No prior year delinquent taxes have been found.
The second installment of county taxes for 2022 is due in the amount of xx.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
The subject property is owner occupied.
No evidence has been found regarding foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
The final 1003 document is missing from the loan file. Hence, unable to determine the borrower’s employment details.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower "xx" filed for bankruptcy under Chapter 13 with case number xx on xx/xx/2016. The POC was filed by the creditor "xx" on xx/xx/2017 for the secured claim amount of xx and the amount of arrears is xx. The amended modified chapter 13 plan was filed on xx/xx/2016 and confirmed on xx/xx/2017. As per voluntary petition schedule D, the amount of the claim without deducting the value of the collateral is xx and the value of the collateral is xx. Hence, the unsecured portion is xx. However, the borrower was discharged on xx/xx/2022 and terminated on xx/xx/2022.	The loan was modified on xx/xx/2021 with new principal balance of xx. The borrower promises to pay the new modified P&I of xx with the new fixed interest rate of 3.625% beginning from xx/xx/2021 to the new maturity date of xx/xx/2051.	Affiliated Business Disclosure
Final Truth in Lending Discl.
Good Faith Estimate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Missing or error on the Rate Lock
Mortgage Insurance
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Current Value Loan Value: Unavailable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Unavailable   Tape Value: xx/xx/2014   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not applicable   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2014   Tape Value: xx/xx/2014   Variance: -6 (Days)   Variance %:    Comment: xx/xx/2014   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 3.75000%   Tape Value: 3.62500%   Variance: 0.12500%   Variance %: 0.12500%   Comment: 3.7500%   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: XXXX Tape Source: Initial Tape Type:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "Tape shows XXXX does not have the loan collateral. Elevated for client review."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan documents."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan documents."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 2)     "VA Guaranty certificate is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value at xxK. Current UPB xxK."
* Missing Initial 1003_Application (Lvl 2)     "Missing Initial 1003 application is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement Services Provider List is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
7UHE6VVMU3I	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$1,131.84	xx	xx/xx/2023	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx/xx/2017	xx/xx/2017	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2017	xx	Primary	Yes	Yes	No	xx	xx	49.731%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2017 in the amount of xx with xx.
There is UCC financing statement open against the borrower in favor of xx, which was recorded on xx/xx/2023. However, the amount of lien is not mention in the supportive document.
The first installment of combined taxes for 2023 was paid off in the amount of xx on xx/xx/2023.
The second installment of combined taxes for 2023 is delinquent in the amount of xx which was good through xx/xx/2023.
First installment of school taxes for 2023 was paid off in the amount of xx on xx/xx/2022.
Second installment of school taxes for 2023 was paid off in the amount of xx on xx/xx/2023.
Annual village taxes for 2023 are paid off in the amount of xx on xx/xx/2023.	As per the review of the updated payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date for payment is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which applied for xx/xx/2023. The current P&I is xx with an interest rate of 4.250%. The UPB as of the date mentioned in the updated payment history is xx.	Collections Comments:The loan is performing.
As per the review of the updated payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date for payment is xx/xx/2023. The UPB as of the date mentioned in the updated payment history is xx.
As per comment dated xx/xx/2022, the foreclosure was initiated in 2022. However, the loan was reinstated and the FC action has been closed. Further details not provided.
No bankruptcy-related details have been found.
As per comment dated xx/xx/2022, borrower’s income was impacted by covid-19.
As per the final loan application, the borrower has been working at xx as an xx for 15.1 years.
As per servicing comment dated xx/xx/2023, the borrower was disputing for mortgage payment.
As per comment dated xx/xx/2023, the subject property is occupied by owner.
Information regarding the damage and repair is not available in the latest servicing comments.

Foreclosure Comments:As per comment dated xx/xx/2022, the foreclosure was initiated in 2022. However, the loan was reinstated and the FC action has been closed. Further details not provided.
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Hazard Insurance Missing or error on the Rate Lock	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report in the loan file is "as is". However, the subject photo addendum shows damaged tiling in the kitchen, a damaged ceiling in the kitchen, and missing roof shingles; however, no leakage was noted, which does not reflect the cost of repairs. However, updated 1004D is missing from the loan documents. Final CD does not reflect the escrow holdback."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 50.00%. The tape shows the co-borrower's income documentation was missing due to an income miscalculation; when including all corrections, the revised DTI is 54%. Lender defect. The subject loan was originated on xx/xx/2017, and the 3-year SOL is expired."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx. The following fees were included in the test: Mortgage Broker Fee (xx) xx Points - Loan Discount Fee paid by Borrower: xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2017 does not reflect points - loan discount fee. However, CD dated xx/xx/2017 reflects points - loan discount fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2017 and the 1-year SOL is expired."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx. The following fees were included in the test: Mortgage Broker Fee (xx) xx Points - Loan Discount Fee paid by Borrower: xx."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.731%, as the borrowers income is xx, and total expenses are in the amount of xx and the loan was underwritten by LP (xx) and its recommendation is "accept" with a DTI of 50%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
I0AWH1U2ZJT	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	XXXX	$0.00	xx	xx/xx/2023	Unavailable	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	xx	xx	43.951%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 in the amount of xx with xx.
There is a HOA lien against xx in favor of "xx", which was recorded on xx/xx/2020 in the amount of xx.
There are two UCC finance statements against the borrower in favor of "xx", which were recorded on xx/xx/2019 and xx/xx/2023. The amount of the lien is not mentioned on the supporting document.
The first and second installments of county taxes for 2023 are due in the amount of xx.
The first installment of other taxes for 2023 is due in the amount of xx.
The second installment of other taxes for 2022 is due in the amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 4.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final application, the borrower has been working at xx as a xx for 2 years. Unable to confirm the current employment details of the co-borrower from the final application and collection comments.
As per the comment dated xx/xx/2022, the foreclosure was initiated on the loan in 2022. As per the comment dated xx/xx/2023, the first legal document was uploaded on xx/xx/2023. As per the comment dated xx/xx/2023, the sale is scheduled for xx/xx/2023. As per the comment dated xx/xx/2023, the foreclosure was closed as the loan was reinstated. Further details not provided.
As per the comment dated xx/xx/2023, the borrower'xx't received on time.
According to the PACER, the borrower "xx" filed for bankruptcy under Chapter 13 with the case # xx on xx/xx/2020. The BK was dismissed on xx/xx/2020 and terminated on xx/xx/2021.
Foreclosure Comments:As per the comment dated xx/xx/2022, the foreclosure was initiated on the loan in 2022. As per the comment dated xx/xx/2023, the first legal document was uploaded on xx/xx/2023. As per the comment dated xx/xx/2023, the sale is scheduled for xx/xx/2023. As per the comment dated xx/xx/2023, the foreclosure was closed as the loan was reinstated. Further details not provided.
Bankruptcy Comments:According to the PACER, the borrower "xx" filed for bankruptcy under Chapter 13 with the case # xx on xx/xx/2020. The BK was dismissed on xx/xx/2020 and terminated on xx/xx/2021.	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2019   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "TRID Violation due to decrease in lender credit on closing disclosure dated xx/xx/2019. The initial LE dated xx/xx/2019 reflects lender credit at xx. However, the final CD dated xx/xx/2019 reflects lender credit at xx. This is a decrease of xx for the fee, which has a 0% tolerance test. A valid COC for the decrease in NSLC is missing from the loan documents. The subject loan is a purchase case that originated on xx/xx/2019, and the 1-year SOL is expired."
* Missing Initial 1003_Application (Lvl 2)     "The initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.951% as the borrower’s income is xx and total expenses are in the amount of xx. The loan was underwritten by DU (xx), and its recommendation is "xx" with a DTI of 43.95%."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
1E2ZRJCG8GC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	40.880%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
No active liens and judgments have been found against borrower and property.
No prior year delinquent taxes have been found.
The first and second installments of combined/other (xx) taxes for 2023 are due in the amount of xx.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
As per comment dated xx/xx/2023, the subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per initial application, the borrower has been working at xx as an xx for 124 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value Date Loan Value: Not Applicable Tape Value: xx/xx/2022 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3) "Valid Hazard Insurance Policy is missing. Loan funded on xx/xx/2022. However, final CD reflects escrow for hazard insurance."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 40%. The tape shows the rental income qualified using 2020 tax returns is not supported by 2020 tax transcripts and two-month rent receipts. The revised DTI is 94%. BWR has 10 years on the job and 0*30 since inception. FICO 703. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2022, and the 3-year SOL is active.

Downgraded to LVL2 based on PH."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Initial loan estimate dated xx/xx/2022 does not reflect Points - Loan Discount Fee. However, final CD dated xx/xx/2022 reflects  Points - Loan Discount Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

																																																																																								TRID Violation due to decrease in lender credit on Initial LE dated xx/xx/2022 reflects Lender credits at xx. However, final CD dated xx/xx/2022 reflects Lender credits at xx. This is decrease of xx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2022 and the 1 year SOL is expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
GECAFWKZDL7	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	39.377%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
No active liens and judgments have been found.
The annual combined taxes for 2022 were paid in the amount of xx on xx/xx/2022.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 4.875%. The current UPB is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy and current condition of the subject property has been found in the latest servicing comments. No comment pertaining to the damage to the subject property has been observed.
As per the application, the borrower has been working at xx as a xx for 63 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2022   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property address is XXXX. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx"
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 39.37%. The tape shows that the lender miscalculated SE income using a 1-year tax return. The recalculated income using 2-year tax returns is xx, which increases the DTI to 60.59%. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active. BWR has been SE for more than 5 years, FICO 716, 0X30 since inception, and xxK equity in the subject.

Downgraded to LVL2 based on PH."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx

																																																																																								Downgraded the exception as SOL has been expired. xx/xx/2024."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
BRXW51COVYZ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.990%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	39.447%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx"XXXX" in favor of "xx" which was recorded on xx/xx/2022.
The second installment of county taxes for 2023 is due in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The monthly P&I is xx and the interest rate is 4.99%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023.
The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the final loan application, the borrower "xx" was previously working at xx for the period xx/xx/2018 to xx/xx/2021. Later, the borrower started working at "xx" on xx/xx/2021 as a XXXX.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Not Applicable Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2022   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property address is XXXX. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO, but the seller tape shows occupancy misrepresentation. BWR lives in XXXX, VA, works in XXXX, MD, and the subject is in xx. Further details were not provided. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 39.44%. Tape shows income and asset misrepresentation. BWR has 0.58 years on the job as xx, 0X30 since inception, and FICO 775. Further details not provided. BWR defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active.

xx/xx/2026: SOL expired. Downgraded to LVL 2."
* Cash out purchase (Lvl 2)     "The subject loan is a purchase case. However, the final CD reflects cash to the borrower at xx."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "TRID Violation due to decrease in lender credit on initial CD dated xx/xx/2022 reflects lender credits at xx. However, final CD dated xx/xx/2022 reflects lender credits at xx. This is decrease of xx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is purchase, originated on xx/xx/2022 and the 1 year SOL is expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
4XVQG4TYVW1	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	48.909%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx. No active judgments or liens have been found. Annual county taxes for 2023 are due on xx/xx/2023 in the amount of xx. No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
As per the final application, borrower worked at xx as a xx for 2 months.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2022   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property address street is XXXX. Tape Source: Initial Tape Type:	3: Curable	* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3) "Hazard insurance policy is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48.90%. Tape shows undisclosed auto debt of xx opened prior to closing may push DTI to 56.63%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active."
* Cash out purchase (Lvl 2)     "The subject loan is a purchase case. However, the final CD dated xx/xx/2022 reflects cash to in the amount of xx."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflects points - loan discount fee at xx. However, CD dated xx/xx/2022 reflects points - loan discount fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2022, and the 1-year SOL is expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.909%, as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is "approve/eligible" with a DTI of 48.91%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
GIUE6QSMXFB	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.075%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of xx.
The annual school taxes for 2023 have been paid in the amount of xx on xx/xx/2023.
The annual city taxes for 2023 have been paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The current P&I is xx, and the rate of interest is 4.75%. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the final loan application, the borrower was previously working at xx for the period xx/xx/2017 to xx/xx/2021. Later, the borrower started working at "xx" on xx/xx/2021 as a "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Original Note Doc Date Loan Value: xx/xx/2022 Tape Value: xx/xx/2022 |---| -50 (Days) |----| Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.07%. Tape shows an income miscalculation as the lender did not use average income. BWR has 0.91 years on the job as xx, 0X30 since inception, FICO 756, and xxk equity in the subject. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active.

Downgraded to LVL2 based on PH."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date (xx) is less than 3 business days before the consummation date (xx) of the transaction.

Downgraded the exception as SOL has been expired. xx/xx/2024."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflects Points - Loan Discount Fee at xx. However, CD dated xx/xx/2022 reflects Points - Loan Discount Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2022 and 1-year SOL has expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.075%, the borrower’s income was xx and total expenses are in the amount of xx and the loan was underwritten by LP (xx) and its recommendation is "xx" with a DTI of 49.00%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
VSIAVB6C5J1	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2022	xx	Investor	Yes	Yes	No	xx	Not Applicable	35.370%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
No active judgments or liens have been found.
All prior year’s taxes have been paid.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
As per final application, the borrower has been working at xx as a xx for 11.10 years.
The appraisal report dated xx/xx/2022 in the loan file is "as Is". However, the photo addendum as well as the tape show that the front porch right side appears to have water damage, and bedroom-Unit 1 walls need painting. An estimated cost of repair is not available. CC does not show any damage.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Borrower DTI Ratio Percent Loan Value: 35.370% Tape Value: 32.823% |---| 2.547% |----| 2.54700% Comment: Seller tape shows DTI Ratio percent is 32.823% as per the latest 1008 document is 32.534%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 35.370%   Tape Value: 32.823%   Variance: 2.547%   Variance %: 2.54700%   Comment: Seller tape shows Housing Ratio percent is 32.823% as per the latest 1008 document is 32.534%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2022   Variance: -44 (Days)   Variance %:    Comment: Seller tape shows Note date is xx/xx/2021 as per the Note document is xx/xx/2022.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: 2 Family Tape Value: Single Family Variance: Variance %: Comment: Seller tape shows subject property type is single, as per the appraisal document is 2 family. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report dated xx/xx/2022 in the loan file is "as is". However, the photo addendum as well as the tape show that the front porch right side has material water damage, and bedroom Unit 1 walls need painting. The appraisal report does not reflect the cost to cure the damage. Updated/Completion 1004-D report is missing from the loan documents. Also, the final CD does not reflect any holdback."		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan is NOO and was approved at 32.82%. Tape shows rental income miscalculation based on agency requirements. The subject loan should have been closed as an FNMA loan; however, it was closed as an FHLMC loan, and when the lender tried resubmitting the loan to FNMA, the loan was falling short in reserves. BWR has 12 years on the job, 0X30 since inception, FICO 726, and xxk equity in the subject. Review of the loan file shows lender established ATR."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
0ZAFI5GC3BD	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	41.670%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2023	xx	Not Applicable	3.375%	xx	xx/xx/2023	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
No active judgments or liens have been found.
The annual installments of county taxes for 2022 have been paid in the total amount of xx on xx/xx/2022.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final application, the borrower has been working at xx since xx/xx/1999.
Covid-19 attestation is available in the loan file, which is located at "xx".
The modification agreement was made between the lender and borrower on xx/xx/2023.
As per the comment dated xx/xx/2023, the subject property is owner-occupied, and the borrower intends to keep the subject property.
As per the comment dated xx/xx/2022, the reason for default is "other".
As per the comment dated xx/xx/2022, the servicer offered a two-month deferment, which is due for February 2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx/xx/2023. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 3.375% beginning on xx/xx/2023 with a maturity date of xx/xx/2063. The loan has been modified once since origination.	Appraisal (Incomplete) Initial 1003_Application	Field: Borrower DTI Ratio Percent Loan Value: 41.670% Tape Value: 41.248% |---| 0.422% |----| 0.42200% Comment: Borrower DTI ratio percent 41.248% 41.670% Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does lender G/L Require MI? No NA.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2021   Variance: -36 (Days)   Variance %:    Comment: Original Note Doc Date xx/xx/2021 as per note - xx/xx/2021   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2063 Tape Value: xx/xx/2051 Variance: 4230 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows subject valued at xxK. Current UPB is xxK."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed the revised closing disclosure delivery date test (xx) as the revised closing disclosure receipt date (xx) is after the consummation date (xx) of the transaction."
* Missing Initial 1003_Application (Lvl 3) "Initial 1003 is missing from the loan document."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 41.24%. Tape shows the lender missed to include garnished child support payments in total debts. BWR has 24 years on the job as xx, FICO 665, and xxk equity in the subject. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL is active.

Downgraded to LVL2 because loan is current and SOL will be expire in the next 6 months."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 reflects Credit Report Fee at xx. However, CD dated xx/xx/2021 reflects Credit Report Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot decrease 0% tolerance test. Initial CD dated xx/xx/2021 reflect Non-Specific Lender Credit fee at xx. However, Final CD dated xx/xx/2021 reflects Non-Specific Lender Credit fee at xx. This is decrease in fee of xx for charges that cannot decrease. Valid COC for the decrease in fee is missing from the loan documents.

Loan failed charges than in total cannot increase more than 10% tolerance test. Initial LE dated xx/xx/2021 does not reflect the Recording fee. However, CD dated xx/xx/2021 reflects the Recording fee at xx. This is a cumulative increase of xx for charges that in total cannot increase more than 10% test. Valid COC for the decrease in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/2021 and the 3-year SOL is active.

																																																																																								Downgrade to LVL2, 3 year SOL expires in 2024"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
3KLRLA9XXO7	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	39.085%	First	Commitment	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of xx in favor of "xx" in the amount of xx originated on xx/xx/2022 and recorded on xx/xx/2022.
No active judgments or liens were found.
The water/sewer charges for 2023 have been delinquent total in the amount of xx which are payable through xx/xx/2023.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final application, the borrower has been working at xx as an xx for 82 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Original Note Doc Date Loan Value: xx/xx/2022 Tape Value: xx/xx/2022 |---| -36 (Days) |----| Comment: Note date is xx/xx/202. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject property is not saleable as the borrower has been married for 25 years and never got divorced. However, they are staying separately with no formal agreement. Further details were not provided."
																																																																																							* LTV or CLTV exceeds 104% (Lvl 3) "Collateral value used for underwriting is xx. Amount of secondary lien is xx. Loan amount is xx. LTV is 93.571% and CLTV is 110.361%. Current UPB is xx."	* Cash out purchase (Lvl 2) "The subject loan is purchase case. However, the final CD dated xx/xx/2022 reflects cash to in the amount of xx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
GX90JALHDIT	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	2 Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	47.667%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx in favor of "xx".
No active judgments or liens were found.
The tax details are not available.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 6.125%. The current UPB is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the latest servicing comments. No details pertaining to the damage to the subject property have been observed.
As per the final application, the borrower was previously working at xx as an xx. Later, the borrower started working at "xx" on xx/xx/2022 as an associate manager.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 47.667% Tape Value: 48.249% |---| -0.582% |----| -0.58200% Comment: As per LP, calculated DTI is 47.667%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 32.235%   Tape Value: 28.863%   Variance: 3.372%   Variance %: 3.37200%   Comment: As per LP, calculated housing ratio is 32.235%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: -40 (Days)   Variance %:    Comment: Original note date is xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: 2 Family Tape Value: Single Family Variance: Variance %: Comment: Subject property type is '2 family'. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO, but the tape indicates that the property may be NOO due to misrepresentation. Further details were not provided. Elevated for client review."	* Closing_Disclosure violations (Lvl 3) "As per document tracker located at "xx" revised CD dated xx/xx/2023 is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48%. Tape shows the loan was repurchased due to an income miscalculation. BWR has 1 year on the current job as associate manager, 0X30 since inception, FICO 709, and xxk equity in the subject. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active.

xx/xx/2026: SOL expired. Downgraded to LVL 2."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed the revised closing disclosure delivery date test due to revised CD dated xx/xx/2023. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2023 which is after from the consummation date xx/xx/2023.

																																																																																								Downgraded the exception as SOL has been expired. xx/xx/2024."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
52K8760P61X	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx/xx/2021	xx	Investor	Yes	Yes	Yes	xx	Not Applicable	33.789%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
No active judgments or liens have been found.
The annual installments of combined taxes for 2022 have been paid in the amount of xx.
The annual installments of combined taxes for 2023 are due in the amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower previously worked at xx as a xx for 2 months.
Covid-19 attestation is available in the loan file, which is located at "xx".
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
																																																																																				Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Low Rise Condo (1-4 Stories) Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Subject is a unit xx. Resort has commercial amenities including but not limited to reservation desk, multiple bars and restaurants. A XXXX search shows an estimated value of xxK. The current UPB is xxK. Elevated for client review."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
763R9LNNV0S	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	38.017%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
No active judgments or liens have been found.
The annual installments of county taxes for 2022 have been paid in the amount of xx.
The annual installments of county taxes for 2023 are due in the amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower has been working at xx as an xx for 3.7 years. The co-borrower has been working at xx as a xx for 7 years.
Covid-19 attestation is available in the loan file, which is located at "xx".
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 24 Tape Value: 25 |---| -1 |----| -4.00000% Comment: Age Of Loan : 24 Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 38.017%   Tape Value: 49.210%   Variance: -11.193%   Variance %: -11.19300%   Comment: DTI Ratio : 38.017%   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value : N/A   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 35.112%   Tape Value: 33.530%   Variance: 1.582%   Variance %: 1.58200%   Comment: HTI Ratio 35.112%   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property Address : XXXX Tape Source: Initial Tape Type:	3: Curable	* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "AUS/DU report prior to closing is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 38%. Tape shows lender miscalculated other debts, which may push DTI to 50%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL is active. BWR has been on the job as an RN for 7 years, 710 FICO and has been 0X30 since inception."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 reflect Credit Report Fee at xx. However, CD dated xx/xx/2021 reflects Credit Report Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is purchase case, originated on xx/xx/2021 and the 1-year SOL is expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
Q98ISA6VNQ5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	40.884%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
No active judgments or liens have been found.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 2.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
Covid-19 attestation is available in the loan file, which is located at "xx".
As per the final 1003, the borrower has been working at xx since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 24 Tape Value: 26 |---| -2 |----| -7.69230% Comment: Age of loan is 24. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 40.884%   Tape Value: 40.880%   Variance: 0.004%   Variance %: 0.00400%   Comment: As per 1008 calculated DTI is 40.884%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 13.852%   Tape Value: 13.850%   Variance: 0.002%   Variance %: 0.00200%   Comment: As per 1008 calculated housing ratio is 13.852%.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2023   Variance: -730 (Days)   Variance %:    Comment: Interest paid through date is xx/xx/2021.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2021   Variance: -5 (Days)   Variance %:    Comment: Original note date is xx/xx/2021.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property street address is 'XXXX'. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows marketability has not been established for the subject property, and the appraisal is insufficient. Review of the appraisal report shows the subject is a tri-level home. The studio appears to be permitted. These features are relatively uncommon for the area (xx). XXXX search shows the subject valued at xxK. Current UPB xxK."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
AXW7U80O1NW	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	20.448%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx with xx. No active judgments or liens have been found. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The current P&I is xx, and the PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The UPB is xx. As per the final application, the borrower has been working at xx as a xx for 2.10 years. No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 5 Tape Value: 6 |---| -1 |----| -16.66666% Comment: Age of loan 6 in audit 5. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 20.448%   Tape Value: 20.440%   Variance: 0.008%   Variance %: 0.00800%   Comment: Borrower DTI ratio percent 20.440% In audit 20.448%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value xx Na   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 19.926%   Tape Value: 19.920%   Variance: 0.006%   Variance %: 0.00600%   Comment: Housing ratio per U/W 19.920% in audit 19.926%.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: -153 (Days)   Variance %:    Comment: Interest paid through date xx/xx/2023 as per note xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property address street 12421Rd Ave Trevour, WI As per note XXXX. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows FTHB courses not completed prior to closing. Further details were not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan document."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
RH8K0FD43PG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	46.684%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022, which recorded on xx/xx/2022 with instrument# xx in the amount of xx in favor of xx for xx.
No active judgments/liens have been found in the updated title report against the borrower/subject property.
There is one prior mortgage open against the property in the amount of xx which was recorded on xx/xx/2022 in favor of xx.
The first installment of county taxes for 2023 is paid off in the amount of xx on xx/xx/2023.
The second installment of county taxes for 2023 is paid off in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history dated xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023 which was applied for the due date xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 4.250%.	Collections Comments:Currently, the loan is performing
As per review of the payment history dated xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
As per 1003, the borrower has been working at xx as an xx for 61 months.
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 46.68%. Tape shows SE income was incorrectly calculated, as the lender used only 1-year tax returns instead of the required 2-years. BWR has 5 years of SE in interpreter/realtor, 0X30 since inception, FICO 799, and over xxK equity in the subject. Review of file and history shows ATR established."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.68% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is "xx" with a DTI of 46.68%."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
LX4UWYAWG2V	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.990%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	49.986%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx.
No active liens or judgments have been found against the borrower or subject property.
The first and second installments of county taxes for 2023 are due in the amount of xx.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 4.990%.	Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx/xx/2023, the subject property is owner occupied. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx as a xx for 216 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing DU/GUS/AUS	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.986% as the borrower’s income is xx and total expenses are in the amount of xx. AUS report is missing from the loan documents."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS report is missing from the loan documents."
* Property Marketability Issues (Lvl 3) "The tape shows that value may not be supported due to bad appraisal practices. The review of the appraisal report shows that comparables from a wide range of sales prices used do not bracket the subject's market value and are similar in terms of location, lot size, additional amenities as subject backs up to XXXX and has access to said airport and excessive adjustments were made to the comparables for additional features. Comp #2, with an adjusted sales price of xxK, is closest to the subject property valued at xxK. A XXXX search shows an estimated value of xx. Current UPB: xx."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a purchase case, originated on xx/xx/2022 and the 1 year SOL is expired."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2022 reflects transfer taxes at xx. However, final CD dated xx/xx/2022 reflects transfer taxes at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2022 and the 1 year SOL is expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
009P0KIOARA	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.990%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	35.382%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx".
No active judgments or liens have been found.
The annual combined taxes for 2023 are due in the amount of xx for xx/xx/2024 and the good through date is xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 4.990% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 4.990% which was applied for the due date of xx/xx/2023. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
As per the final application, previously, the borrower worked at xx as a xx for 15 months.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Tape shows occupancy misrepresentation. Subject approved as OO but is NOO. Further details not provided. Elevated for client review."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is not signed by the borrower."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

Downgraded the exception as SOL has been expired. xx/xx/2024."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TRID violation due to decrease in lender credit on Closing Disclosure dated xx/xx/2022. Initial CD dated xx/xx/2022 reflects lender credit at xx. However, final CD dated xx/xx/2022 reflects lender credit at xx. This is decrease of +xx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2022 and the 1 year SOL is expired."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA finance charge test. Finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of -xx. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is purchase case, originated on xx/xx/2022 and the 1 year SOL is expired.

TRID total of payment disclosed on final CD as xx. Calculated total of payments is xx for an under disclosed amount of -xx. The disclosed total of payments of xx is not considered accurate because it is understated by more than xx and the provided reimbursement amount of xx is not sufficient to cure the inaccuracy. Subject loan is purchase case, originated on xx/xx/2022 and the 1 year SOL is expired."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2022 reflects Mortgage Broker Fee at xx. However, final CD dated xx/xx/2022 reflects Mortgage Broker Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2022 and the 1 year SOL is expired."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
EQDT7E3A126	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.443%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 in the amount of xx with the lender, xx which was recorded on xx/xx/2022.
No active judgments or liens have been found.
The annual county taxes for 2023 are due in the amount of xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The monthly P&I is xx and the interest rate is 5.25%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower has been the director of XXXX. since xx/xx/2013.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO, but the tape indicates that the property is NOO due to misrepresentation. BWR lives in XXXX, CA, and the subject is in XXXX, CA. Further details were not provided. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflects Points - Loan Discount Fee at xx and Appraisal Fee at xx. However, CD dated xx/xx/2022 reflects Points - Loan Discount Fee at xx and Appraisal Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2022 and the SOL is 1 years."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.44% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 49.44%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
BK82V9HRKBW	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	43.402%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx".
There are 4 prior child support liens against the borrower in favor of the different plaintiff’s total in the amount of xx.

There are 2 credit card judgments against xx favor of the different plaintiff’s total in the amount of xx.

There is a prior hospital lien against xx favor of xx in the amount of xx.

No prior year’s delinquent taxes have been found.
As per the review of the payment history as of xx/xx/2023, the borrower is current with the loans. The next due date is xx/xx/2023, the last payment is received on xx/xx/2023 in the amount of xx. The rate of interest is 6.250%. The current UPB is reflected in the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
Unable to determine current occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final application, the borrower has been working at xx as a xx for 65 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: Seller tape shows borrower middle name is XXXX as per the note document it is 'XXXX'. Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from loan documents."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 43.40%. Tape shows SE income miscalculation as the lender used only 1-year tax return instead of the required 2-years. The resulting DTI is 60.70%. BWR has 5.5 years of SE as a mechanic, 0X30 since inception, FICO 713, and xxk equity in the subject. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active.

Downgraded to LVL2 based on PH."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflects Points - Loan Discount Fee at xx. However, CD dated xx/xx/2022 reflects Points - Loan Discount Fee at xx. This is an increase in fee of xx for charges that cannot increase. Subject loan is a purchase, originated on xx/xx/2022 and the SOL is 1-year."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by borrower: xx

Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by borrower: xx

Downgraded the exception as SOL has been expired. xx/xx/2024."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.402%, as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is 'xx' with a DTI of 43.40%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
2TRU9IOUY5E	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	Second	$624.36	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.736%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
There is a special tax lien against xx which was recorded on xx/xx/2019.
The first and second installments of county taxes for 2023 are due total in the amount of xx.
The second installment of other taxes for 2023 is due in the amount of xx.
As per the review of the payment history as of xx/xx/2023, the borrower is current with the loans. The next due date is xx/xx/2023, the last payment is received on xx/xx/2023 in the amount of xx. The rate of interest is 4.875%. The current UPB is reflected in the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the tape payment history is xx.
Unable to determine current occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final 1003, the borrower was previously working at xx as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Mortgage Insurance	Field: Property Address Street Loan Value: xx Tape Value: xx |---| |----| Comment: Property address is 'XXXX'. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO, but the tape indicates that the property may be NOO due to misrepresentation. BWR lives in XXXX, TX, and the subject is in XXXX, CA. Further details were not provided. Elevated for client review."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure not signed by the borrower."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the MI was rescinded. Further details were not provided."
* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

Downgraded the exception as SOL has been expired. xx/xx/2024."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 does not reflect points - loan discount fee. However, CD dated xx/xx/2022 reflects points - loan discount fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2022 and the 1-year SOL is expired.

TRID violation due to decrease in lender credit in initial closing disclosure dated xx/xx/2022. Initial LE dated xx/xx/2022 reflects lender credit at xx. However, revised CD dated xx/xx/2022 reflects lender credit at xx. This is decrease of xx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents.  Subject loan is purchase case, originated on xx/xx/2022 and the 1-year SOL is expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.736%, as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is "approve/eligible" with a DTI of 44.73%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
JCOWHXL7NCF	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	48.512%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per review of the latest updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 in the amount of xx in the favor of xx for xx which was recorded on xx/xx/2022.
No active liens and judgments have been found.
The county taxes for 2022-23 are paid.
No prior year’s delinquent taxes have been found.

According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) and was applied to the due date of xx/xx/2023. The monthly P&I is xx, and the interest rate is 5.500%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) and was applied to the due date of xx/xx/2023. The monthly P&I is xx, and the interest rate is 5.500%. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower has been working at xx as an xx for 2 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* The property type does not match the Appraisal Report (Lvl 3) "The appraisal dated xx/xx/2022 reflects the subject property as a single-family detached. However, the mortgage notarized on xx/xx/2022 contains a PUD rider."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48.51%. The tape shows the lender miscalculated income and used one-time bonus income to qualify. The revised income is 60.55%. BWR has 0.67 years as an "xx", 0X30 since inception, a FICO of 748, and xxk equity in the subject. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active.

xx/xx/2026: SOL expired. Downgraded to LVL 2."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan failed the revised closing disclosure delivery date test (xx) because the revised closing disclosure receipt date of xx/xx/2022 is after the consummation date of xx/xx/2022.

																																																																																								Downgraded the exception as SOL has been expired. xx/xx/2024."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
5OVYODYNMTI	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	xx	Not Applicable	45.274%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	4.375%	xx	xx/xx/2022	XXXX	As per review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2019 in the amount of xx with xx.
No active judgments or liens found.
Annual county taxes for 2023 are due on xx/xx/2024 in the amount of xx.
Annual city taxes for 2023 are due on xx/xx/2023 in the amount of xx.
As per updated title report, no prior year taxes are delinquent.	As per the review of updated payment history as of xx/xx/2023, the subject loan is currently delinquent for 3 months and the next due date for payment is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which applied for xx/xx/2023. The current P&I is xx with an interest rate of 4.375%. The UPB as of the date mentioned in the updated payment history is in the amount of xx.	Collections Comments:The loan is currently in foreclosure.
As per the review of updated payment history as of xx/xx/2023, the subject loan is currently delinquent for 3 months and the next due date for payment is xx/xx/2023. The UPB as of the date mentioned in the updated payment history is in the amount of xx.
As per servicing comment dated xx/xx/2023, the foreclosure was initiated in 2023. As per servicing comment dated xx/xx/2023, the step sale was scheduled for xx/xx/2023. No further details have been found.
No bankruptcy-related details have been found.
As per the final 1003 application, the borrower was previously working at "xx", (xx), which started from xx/xx/2016 to xx/xx/2017, later, he was working at "xx", (xx) which started from xx/xx/2017 to xx/xx/2018. Now the borrower currently working at xx as a xx for 11 months.
As per the comment dated xx/xx/2022, the borrower’s income was impacted by covid-19. FB plans ran and were extended several times from xx/xx/2022 and which ended on xx/xx/2022.
As per servicing comment dated xx/xx/2022, the subject property is owner occupied. Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:As per servicing comment dated xx/xx/2023, the foreclosure was initiated in 2023. As per servicing comment dated xx/xx/2023, the step sale was scheduled for xx/xx/2023. No further details have been found.
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and lender on xx/xx/2022. The new modified rate is 4.3750% and borrower promises to pay the P&I of xx which began on xx/xx/2022. The new principal balance is xx. The maturity date is xx/xx/2062.	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45.27%. Tape shows income miscalculation, and the resulting DTI is 50%. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2019, and the 3-year SOL is expired."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a purchase case, originated on xx/xx/2019, and the 1-year SOL is expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Initial loan estimate dated xx/xx/2019 reflects appraisal fee at xx. However, final CD dated xx/xx/2019 reflects appraisal fee at xx.
Initial loan estimate dated xx/xx/2019 reflects transfer taxes at xx. However, final CD dated xx/xx/2019 reflects transfer taxes at xx.
This is a cumulative increase in fees of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a purchase case, originated on xx/xx/2019, and the 1-year SOL is expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.274%, as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by LP (xx) and its recommendation is "accept" with a DTI of 45.00%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
2KMPNHAAFQ4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.490%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	49.952%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
There is an active prior mortgage against the subject property in favor of "xx" in the amount of xx which was recorded on xx/xx/2022.
There is a state tax lien found against the borrower in favor of "xx" in the amount of xx which was recorded on xx/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which includes the P&I of xx which was applied for the due date of xx/xx/2023. The current rate of interest is 6.49% and the current UPB is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy and current condition of the subject property has been found in the latest servicing comments. CCs do not show any damage.
As per the final application, the borrower has been the owner of "xx" since xx/xx/2018.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 10 Tape Value: 11 |---| -1 |----| -9.09090% Comment: As per note doc calculated age of loan is 10; however, seller tape shows age of loan is 11. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 49.952%   Tape Value: 50.015%   Variance: -0.063%   Variance %: -0.06300%   Comment: As per final 1008 and DU DTI ratio is 49.952%; however, seller tape shows DTI ratio is 50.015%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: As per appraisal current value is not applicable; however, seller tape shows appraisal is xx.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 39.633%   Tape Value: 39.695%   Variance: -0.062%   Variance %: -0.06200%   Comment: As per final 1008 and DU housing ratio is 39.633%; however, seller tape shows housing ratio is 39.695%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2022   Variance: -2 (Days)   Variance %:    Comment: As per note doc note date is xx/xx/2022; however, seller tape shows note date is xx/xx/2022.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2052 Tape Value: xx/xx/2053 Variance: -31 (Days) Variance %: Comment: As per note doc stated maturity date is xx/xx/2052; however, seller tape shows stated maturity date is xx/xx/2053. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 50%. Tape shows BWR2 income is not stable and cannot be used to qualify due to insufficient employment history. BWR1 recalculated SE income of xx and excluding BWR2 income may push DTI to 62%. BWR has 4.2 years of SE, 0X30 since inception, FICO 768, and xxk equity in the subject. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active.

																																																																																								xx/xx/2026: SOL expired. Downgraded to LVL 2."	* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as xx/xx/2022. Notary's signature date on the deed of trust is xx/xx/2022. Note date is xx/xx/2022."	Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
T78UGMUPSPG	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.640%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 in the amount of xx with the lender, xx which was recorded on xx/xx/2022. No active liens or judgments have been found. The county taxes for 2022-23 are paid. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is xx, and the interest rate is 5.625%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is xx, and the interest rate is 5.625%. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower has been the owner of XXXX, since xx/xx/2016.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 13 Tape Value: 15 |---| -2 |----| -13.33333% Comment: NA Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2022   Variance: -2 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2052 Tape Value: xx/xx/2052 Variance: -30 (Days) Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows sufficient funds were not verified. Review of DU shows total verified assets of xx satisfy the cash to close requirement of xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 50%. Tape shows SE income miscalculation as BWR SE business is in the name of the non-borrowing spouse. BWR has 10 years of SE, 0X30 since inception, FICO 791, and xxk equity in the subject. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active.

Downgraded to LVL2 based on PH."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.640% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is "xx" with a DTI of 49.640%."	* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as xx/xx/2022. Notary's signature date on the deed of trust is xx/xx/2022. Note date is xx/xx/2022."	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
EZ7I99CLRUI	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2023	xx	Primary	Yes	Yes	Yes	xx	Not Applicable	49.317%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 in the amount of xx with the lender, xx. which was recorded on xx/xx/2023.
No active liens and judgments have been found.
The annual county taxes for 2023 are due in the amount of xx.
No prior year’s delinquent taxes have been found	According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) and was applied to the due date of xx/xx/2023. The monthly P&I is xx, and the interest rate is 6.250%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) and was applied to the due date of xx/xx/2023. The monthly P&I is xx, and the interest rate is 6.250%. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the final application, the borrower has been working at xx since xx/xx/2017.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 6 Tape Value: 8 |---| -2 |----| -25.00000% Comment: As per Tape data, age of loan is 8. However it reflects 6. Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Note reflects, borrower #1 middle name is XXXX.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Note reflects, borrower last name is XXXX.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Appraisal reflects, property type is PUD. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by +xx.
The below fees were included in the test:
Administration Fee paid by Borrower: xx
Application Fee paid by Borrower: xx
Compliance Audit / Quality Control Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 49.32%. The tape shows that post-closing QC undisclosed liability, which was not on the original credit report, resulted in a revised DTI of 57.94%. Borrower defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Administration Fee paid by Borrower: xx
Application Fee paid by Borrower: xx
Compliance Audit / Quality Control Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx

																																																																																								Downgraded the exception as SOL has been expired. xx/xx/2024."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
UPA9OIBDA52	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	41.479%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx. in the amount of xx, which was recorded on xx/xx/2022.
No active judgments or liens have been found.
Annual combined taxes for 2023 are due in the amount of xx on xx/xx/2023.

As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
As per final application, the borrower has been working at xx as a xx for 4.9 years.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 41.479% Tape Value: 40.877% |---| 0.602% |----| 0.60200% Comment: Borrower DTI ratio percent is 41.479%. Tape Source: Initial Tape Type:
Field: Collections - Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value: XXXX   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 29.278%   Tape Value: 28.578%   Variance: 0.700%   Variance %: 0.70000%   Comment: Housing ratio per U/W is 29.278%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: As per final HUD purpose of refinance is no cash out. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The following fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 reflects points - loan discount fee at xx. However, CD dated xx/xx/2022 reflects points - loan discount fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/2022 and the SOL is 3 years."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The following fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx."
* Loan does not conform to program guidelines (Lvl 3)     "The subject loan is a limited cash-out refinance approved at 41.48%. Tape shows the AUS/DU risk recommendation is Approve/Ineligible. Further details were not provided. BWR has 4 years on the job as xx, FICO 565, 0x30 since inception, and xxK equity in the subject."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
UZ5Y65V1DX9	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	xx/xx/2015	xx/xx/2015	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	16.000%	Not Applicable	Single Family	xx/xx/2015	xx	Primary	Yes	Yes	No	xx	xx	39.787%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	4.375%	xx	Unavailable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2015 in the amount of xx with the lender, xx which was recorded on xx/xx/2015.
There is a state tax lien against xx "xx" in the amount of xx in favor of "xx" which was recorded on xx/xx/2020.
The county taxes for 2022-23 are paid.
No prior year’s delinquent taxes have been found.
As per the seller's tape as of xx/xx/2023, borrower is current with the loan and next due date is xx/xx/2023. Latest PH is missing. Hence, unable to determined the last payment received date. As per the PH, the current P&I is xx with rate of interest 4.375%. According to the tape data, the current UPB is in the amount of xx.	Collections Comments:The current status of the loan is performing.
As per the seller'xx's income was impacted by the COVID and comment dated xx/xx/2022 shows that 3 months FB plan has been given to the borrower.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower has been working at xx as a xx for 4 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The conventional fixed rate loan was originated on xx/xx/2015 with fixed interest rate of 4.3750% and P&I in the amount of xx. However, payment history shows current interest rate 4.375% and P&I in the amount of xx. There is reduction in P&I with respect to Note. As per the collection comment dated xx/xx/2020, the loan was modified on xx/xx/2020. No further details have been found regarding modification in loan file and collection comment.	HUD-1 Closing Statement Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: Unavailable   Tape Value: xx/xx/2045   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: 262   Tape Value: 471   Variance: -209   Variance %: -44.37367%   Comment: Note reflects remaining month as 262 months.   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Tape and file show final HUD-1 signed by the borrower is missing from the loan documents. An unexecuted copy is available at "xx". Considering this copy as the final HUD-1, CE was run."
* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 40%. The tape shows sufficient funds for the down payment, closing costs, and required reserves were not satisfactorily verified. Further details were not provided. Lender defect. The subject loan was originated on xx/xx/2015, and the 3-year SOL is expired."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The loan failed the state regulation for the first lien prohibited fees test.

The following fee was included in the test:
Processing Fee paid by Borrower: xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from the loan documents.

																																																																																								Home loan toolkit is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
XXLO333KOY5	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	48.233%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	2.875%	xx	xx/xx/2022	XXXX	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 in the amount of xx in favor of "xx".
There is an active junior mortgage against the subject property in favor of "xx" in the amount of xx, which was recorded on xx/xx/2023. However, the amount of mortgage is greater than the subject mortgage amount.
There is a credit card judgment found against the borrower in favor of "xx" in the amount of xx, which was recorded on xx/xx/2023.
The 1st and 2nd installments of county taxes for 2023 are due in the total amount of xx on xx/xx/2023 and xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which included the P&I of xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 2.875%. The current UPB is xx.	Collections Comments:The latest collection comments are missing from the loan file. According to servicing comments, the current status of the loan is performing
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan was modified on xx/xx/2022 with a principal balance of xx.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. No details pertaining to the damage to the subject property have been observed.
As per the final application, the borrower has been the manager of "xx" for 10.08 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower and lender with an effective date of xx/xx/2022 shows the new modified unpaid principal balance of xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 2.875% starting on xx/xx/2022 and continuing until the new maturity date of xx/xx/2062.	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 48.233% Tape Value: 74.700% |---| -26.467% |----| -26.46700% Comment: As per calculation. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 46.314%   Tape Value: 71.728%   Variance: -25.414%   Variance %: -25.41400%   Comment: As per calculation.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2062 Tape Value: xx/xx/2048 Variance: 4993 (Days) Variance %: Comment: xx/xx/2062 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48.233%. The tape shows BWR stability of income was not established by the lender. The revised DTI is 74.70%. Further details were not provided. Lender defect. The subject loan originated on xx/xx/2018 and the 3-year SOL is expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.233%, as the borrower’s income is xx and total expenses are in the amount of xx. The loan was underwritten by LP (xx) and its recommendation is "xx" with a DTI of 48%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
RGBI7MYO1EG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.786%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	50.232%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
There is a UCC finance statement against the borrower in favor of "xx", which was recorded on xx/xx/2022. The amount of the lien is not mentioned on the supporting document.
The first and second installments of county taxes for 2023 are due in the amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history tape data as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2024. We are unable to determine the last payment received and the current P&I. The interest rate is 2.786%. The current UPB reflected as per the payment history tape data is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history tape data as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx.
Covid-19 attestation is available in the loan file, which is located at "xx".
As per the comment dated xx/xx/2023, the subject property is impacted by the natural disaster. CCs do not show damages.
As per the comment dated xx/xx/2022, the reason for default is "servicing problems".
As per the comment dated xx/xx/2022, the subject property is owner-occupied and the borrower intends to keep it.
As per the final 1003, the borrower is self-employed. He has been the owner of xx for 6.5 years. The co-borrower has been working at xx since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Collections - Current Servicer (Enumerated) Loan Value: * Other / Not In List * Tape Value: XXXX |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: As per document. Tape Source: Initial Tape Type:	3: Curable	* Missing Initial Closing Disclosure (Lvl 3) "Initial CD is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 50.23%. The tape shows supporting documents for 2019 1099 or the YTD P&L statement were not documented properly. BWR owns a trucking business. Further details were not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL is active. BWR has been SE for 6 years, FICO of 722, and xxK equity in the subject."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "Compliance ease TRID tolerance test is incomplete due to Initial CD is missing from loan documents. Subject loan is refinance case, originated on xx/xx/2021 and the SOL is 3 years.

Downgrade to LVL2, 3 year SOL expires in 2024"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.232%, as the borrowers’ income is xx, and total expenses are in the amount of xx. The loan was underwritten by LP (xx) and its recommendation is "xx" with a DTI of 50%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
OI9Z7P4W566	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	xx/xx/2013	xx/xx/2013	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2013	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	39.704%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2013 and recorded on xx/xx/2013 in the amount of xx with xx. No active judgments or liens have been found. Annual combined taxes for 2023 are due on xx/xx/2023 in the amount of xx. No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
As per tape data, the covid deferral was approved. Further details not provided.
As per comment dated xx/xx/2022, the subject property was damaged due to water on xx/xx/2020. A claim check has been received for the total amount of xx. However, no details have been found regarding completion of repairs.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Good Faith Estimate Notice of Servicing Transfer	Field: Borrower DTI Ratio Percent Loan Value: 39.704% Tape Value: 47.462% |---| -7.758% |----| -7.75800% Comment: Tape Source: Initial Tape Type:
Field: Collections - Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value: XXXX   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 39.704%   Tape Value: 47.462%   Variance: -7.758%   Variance %: -7.75800%   Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 239 Tape Value: 240 Variance: -1 Variance %: -0.41666% Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller'xx's secondary income was overstated and the borrower's monthly obligations were not properly verified."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase TILA test failed due to:
TILA Finance Charge Test: FAIL xx xx -xx
This loan failed the TILA finance charge test.( 12 CFR §1026.38(xx)(xx) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.

TILA APR Test: FAIL 5.115% 5.342% -0.227%
This loan failed the TILA APR test. ( 12 CFR §1026.22(xx)(xx), (xx) , transferred from 12 CFR §226.22(xx)(xx), (xx) )
The annual percentage rate (xx) is 5.342%. The disclosed APR of 5.115% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

GSE (xx) Predatory Lending Guidance: FAIL
This loan failed the predatory lending guidance test due to one or more of the following findings:
The loan failed the allowable points and fees test.
The loan exceeds the HOEPA APR threshold for primary residences.
The loan exceeds the HOEPA points and fees threshold for primary residences.

GSE (xx) Points and Fees Test: FAIL xx xx +xx
This loan failed the points and fees test (xx)
The points and fees charged to the borrower exceed the greater of 5% of the mortgage amount or xx."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA test failed due to:
TILA Finance Charge Test: FAIL xx xx -xx
TILA APR Test: FAIL 5.115% 5.342% -0.227%
GSE (xx) Predatory Lending Guidance: FAIL
GSE (xx) Points and Fees Test: FAIL xx xx +xx"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$35,886.40	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
PK43DU2WPCT	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	37.803%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
No active judgments or liens have been found.
Annual county taxes for 2023 are due on xx/xx/2023 in the amount of xx.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.
Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
As per the final application, the borrower has been working at xx as an xx for 3.10 years.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Collections - Current Servicer (Enumerated) Loan Value: Not Applicable Tape Value: XXXX |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Seller tape shows MI company name Other,As per the MI document is XXXX.   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Seller tape shows Property Address Street is XXXX, as per the Note document is XXXX #XXXX. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows the subject condominium project is ineligible due to litigation per bulletin 2021-38. Condo complex may be in litigation re critical repairs, special assessments. Elevated for client review. XXXX search shows an estimated value at xx. Current UPB is xx.""	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
3JW05XM65BF	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.999%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	Yes	Not Applicable	Not Applicable	20.069%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of "xx".
No active judgments or liens were found.
The 1st and 2nd installments of county taxes for 2023 are due in the total amount of xx on xx/xx/2023 and xx/xx/2024.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.

Collections Comments:According to servicing comments, the current status of the loan is performing.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No evidence related to the occupancy or current condition of the subject property has been found in the latest servicing comments. No details pertaining to the damage to the subject property have been observed.
As per the final application, the borrower "xx" has been working at xx since xx/xx/1985.
The COVID-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per LTV is less than 80.00% soo MI cert is not required; however, seller tape shows required MI is No.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 333 Tape Value: 334 Variance: -1 Variance %: -0.29940% Comment: As per note doc stated remaining term is 333; however, seller tape shows stated remaining term is 334. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape shows a primary occupancy misrepresentation. Further details not provided. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 reflects Credit Report Fee at xx. However, CD dated xx/xx/2021 reflects Credit Report Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
SOL period of 3years for Refinance is active.

TRID violation due to a decrease in lender credit; the revised LE dated xx/xx/2021 reflects lender credit at xx; however, the final CD dated xx/xx/2021 reflects lender credit at xx. This is a decrease of xx for the fee, which has a 0% tolerance test.

																																																																																								Downgrade to LVL2, 3 year SOL expires in 2024"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
50E27KU8GLE	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	32.188%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of xx.
The first and second installments of county taxes for the year 2023 have been paid in the amount of xx.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No evidence related to the occupancy or current condition of the subject property has been found in the latest servicing comments. No details pertaining to the damage to the subject property have been observed.
As per the final 1003 application, the borrower was previously working at xx for the period xx/xx/2019 to xx/xx/2020. Later, the borrower started working at "xx" on xx/xx/2022 as a fund marketing/sales professional.
The COVID-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 32.188% Tape Value: 71.015% |---| -38.827% |----| -38.82700% Comment: As per final 1008 and AUS calculated DTI ratio is 32.188%; however, seller tape shows DTI ratio is 71.015%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: As per appraisal current value is not applicable; however, seller tape shows current value is xx.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: 14.999% Tape Value: 33.091% Variance: -18.092% Variance %: -18.09200% Comment: As per final 1008 and AUS calculated housing ratio is 14.999%; however, seller tape shows housing ratio is 33.091%. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject loan was approved as OO but is NOO. Further details not provided."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by +xx.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx"
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 32.18%. Tape shows occupancy misrep and recharacterizing the subject as NOO pushes the DTI to 71%. BWR defect. Loan originated xx/xx/2022 and the 3 year SOL is active. BWR has been 0X30 since inception."
* Compliance Testing (Lvl 2)     "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by +xx.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx"
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (xx) QM points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by +xx.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: xx
																																																																																								Points - Loan Discount Fee paid by Borrower: xx"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
09AECKE6IWM	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	xx	xx	37.739%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	3.000%	xx	xx/xx/2022	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2019 in the amount of xx with the lender "xx" which was recorded on xx/xx/2019.
No active judgments or liens have been found.
The combined taxes for 2023 were paid on xx/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and current PITI is xx and the interest rate is 3.00%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2024. The current UPB is xx.
Collection comment dated xx/xx/2021 shows that the borrower's income was impacted by Covid and the FB plan was active till xx/xx/2021. Further details not provided.
The loan was modified on xx/xx/2021 and the first modified payment due date was xx/xx/2022.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the final loan application, the borrower "xx" has been working at xx as a xx for 25 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower ""xx" and the lender, xx on xx/xx/2021. As per the modified terms, the UPB is xx. The borrower promised to pay the modified UPB with a fixed interest rate of 3.00% in monthly installments of xx beginning on xx/xx/2022. The new maturity date will be xx/xx/2061	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 37.739% Tape Value: 93.917% |---| -56.178% |----| -56.17800% Comment: As per Tape data, post close DTI is 93.917%. However final application documents reflect as 37.739%. Tape Source: Initial Tape Type:
Field: Collections - Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value: XXXX   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 25.078%   Tape Value: 62.415%   Variance: -37.337%   Variance %: -37.33700%   Comment: As per Tape data, post close housing Ratio is 62.415%. However final application documents reflect as 25.078%.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: MI company is XXXX.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2061 Tape Value: xx/xx/2049 Variance: 4505 (Days) Variance %: Comment: As per tape data, Stated maturity date is xx/xx/2049. However Note documents reflects it 012/1/2061. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 37.74% DTI. The tape shows income miscalculation and unaddressed BWR'xx's YTD earnings show a decline in OT and base income. The revised DTI is 93.91%. Further details not provided. The subject loan originated on xx/xx/2019, and the 3-year SOL has expired."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 6.429% exceeds APR threshold of 5.290% over by +1.139%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Loan failed the prohibited fees test.
The below fees were included in the test:
Attorney Fee paid by borrower: xx
VOE paid by borrower: xx"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 6.429% exceeds APR threshold of 5.290% over by +1.139%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan file."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
8G3B6G5R2W7	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.999%	180	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	30.704%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 in the amount of xx with the lender, xx. which was recorded on xx/xx/2022.
There is a UCC lien against xx "xx" which was filed by the plaintiff "xx" and recorded on xx/xx/2022.
The county taxes for 2022-23 are paid.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) and was applied to the due date of xx/xx/2023. The monthly P&I is xx, and the interest rate is 3.99%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) and was applied to the due date of xx/xx/2023. The monthly P&I is xx, and the interest rate is 3.99%. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower has been working at xx as a xx for 41.7 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Collections - Current Servicer (Enumerated) Loan Value: * Other / Not In List * Tape Value: XXXX |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: As per LTV MI is not applicable; however Seller tape shows required MI is No. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by xx.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx"
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan closed with an incorrect SSN, which caused a ULDD stop, and the loan is now too old for delivery to FNMA. The review of the loan file shows BWR's SSN is consistent on all documents (xx). However, a fraud report shows that the SSN belongs to a consumer reported as deceased by the SSA. ."xx"			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
M1V8Y2FFNS3	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	33.407%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx".
There is a state tax lien found against the subject borrower in favor of "xx" in the amount of xx which was recorded on xx/xx/2023.
The 1st, 2nd and 3rd installments of county taxes for 2022 were paid in the total amount of xx on xx/xx/2023.
The fourth installment of county taxes for 2022 has been due in the total amount of xx on xx/xx/2023.
No prior year delinquent taxes have been found.
According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 7.625%.	Collections Comments:The current status of the loan is performing.
According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final application, the borrower has been working at xx as an xx for 35 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 33.407% Tape Value: 44.522% |---| -11.115% |----| -11.11500% Comment: As per final 1008 and LP DTI ratio percent is 33.407%; however, seller tape shows DTI ratio percent is 44.522%. Tape Source: Initial Tape Type:
Field: Collections - Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value: XXXX   Variance:    Variance %:    Comment: "Other / Not In List"   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: As per LTV is less than 80% then MI is not applicable for convention loan; however, seller tape shows required MI is No. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan does not comply with xx. Further details not provided."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property Marketability Issues (Lvl 3) "Tape shows the subject appraisal does not meet Freddie Mac’s appraisal requirements. The UCDP report shows the market value of xx is 20% greater than the unadjusted sale prices of all comparable sales and listings provided. The field review report shows the appraised value of the subject property at xxK. XXXX search shows the subject valued at xxK. Current UPB is xxK."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 33.40%. Tape shows BWR'xx's capacity to repay the subject mortgage and all other monthly obligations was not established, and the revised DTI is 44.52%. BWR has 2.11 years on the job as xx, 0X30 since inception, FICO 716, and xxK equity in the subject. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA finance charge test. Finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of -xx. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is refinance case, originated on xx/xx/2022 and the 3-year SOL is active.

Loan failed TILA Foreclosure Rescission finance charge test. Finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of -xx. Reason for finance charge under disclosure is unknown as the fee itemization is missing.
																																																																																								xx/xx/2026: SOL expired on xx/xx/2025. Downgrade to level 2."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
SVIZVCBW878	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.990%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	xx	xx	42.935%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	xx	3.125%	xx	xx/xx/2022	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 in the amount of xx with xx.
There is UCC lien active in favor of xx which was recorded on xx/xx/2019. However, the amount of lien is not available in supporting document.
There are multiple prior state tax liens active against the borrower in favor of xx which were recorded on xx/xx/2019. However, the amount of liens is not available in supporting document.
There are multiple state tax liens active against the borrower in favor of xx which were recorded on xx/xx/2019. However, the amount of liens is not available in supporting document.
There are multiple prior IRS liens active against the borrower in favor of xx, which were recorded on xx/xx/2019. However, the amount of liens is not available in supporting document.
There are multiple IRS liens active against the borrower in favor of xx, which were recorded on xx/xx/2019. However, the amount of liens is not available in supporting document.
There are multiple prior judgments active against the borrower which were recorded on xx/xx/2019. However, the amounts of judgment are not available in supporting document.
There are multiple judgments active against the borrower which were recorded on xx/xx/2019. However, the amounts of judgment are not available in supporting document.
There is judgment active in favor of xx in the amount of xx which was recorded on xx/xx/2015. However, the DOB is inconsistent.
1st and 2nd half county taxes for xx are due in the amount of xx.
No delinquent taxes have been found.
As per the review of tape data payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The details of the last payment are not available. The current P&I is xx and interest rate is 3.125%. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of tape data payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
As per the final application, the borrower has been working at xx as an xx for 2.3 years.
As per comment dated xx/xx/2022, the subject property was damaged due to flood on xx/xx/2022. The comment dated xx/xx/2023 shows that a claim check has been received for the total amount of xx. However, no details have been found regarding completion of repairs.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx/xx/2022. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 3.125% beginning on xx/xx/2022 with a maturity date of xx/xx/2050. The modification has a balloon provision.	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 42.935% Tape Value: 42.030% |---| 0.905% |----| 0.90500% Comment: Tape Source: Initial Tape Type:
Field: Collections - Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value: XXXX   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: xx   Tape Value: xx   Variance: $-15771.78   Variance %: -36.22073%   Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 23.960%   Tape Value: 22.804%   Variance: 1.156%   Variance %: 1.15600%   Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2050   Tape Value: xx/xx/2049   Variance: 337 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: 316 Tape Value: 317 Variance: -1 Variance %: -0.31545% Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 42.93%. The tape shows the BWR2 SSA income is not supported with receipts of SSA income in bank statements and the revised DTI is 58.56%. Further details were not provided. Lender defect. The subject loan originated on xx/xx/2019, and the 3-year SOL has expired." * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$9,943.44	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
NAVL12M8R2H	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2022	xx/xx/2022	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	No	Not Applicable	Not Applicable	xx	Not Applicable	54.005%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the latest updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 in the amount of xx in favor of xx, which was recorded on xx/xx/2022.
No active liens or judgments were found.
The first and second installments of county taxes for 2023 are due on xx/xx/2023 and xx/xx/2023 in the amount of xx.
No prior-year delinquent taxes have been found.
According to the payment history tape data as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last transaction details are not available. The current P&I is xx with an interest rate of 5.50%. The current UPB is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to the payment history tape data as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No evidence related to the occupancy or current condition of the subject property has been found in the latest servicing comments. No details pertaining to the damage to the subject property have been observed.
As per final 1003, the borrower has been working at xx as a xx for 268 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Flood Certificate Hazard Insurance Initial 1003_Application	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 80.043%   Tape Value: 78.667%   Variance: 1.376%   Variance %: 1.37600%   Comment: The CLTV is 80.43%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 80.043% Tape Value: 78.667% Variance: 1.376% Variance %: 1.37600% Comment: The LTV is 80.43%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation due to a decrease in lender credit on the initial CD dated xx/xx/2022 reflects lender credits at xx. However, the final CD, dated xx/xx/2022, reflects lender credits at xx. This is a decrease of xx for the fee, which has a 0% tolerance test. A valid COC for the decrease in NSLC is missing from the loan documents. The subject loan is a refinance case, originated on xx/xx/2022, and the 3-year SOL is active."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The subject loan was approved at 55.01%. The tape shows the subject loan is uninsurable due to a ZFHA manual underwriting error in the FHA connection insuring application. Also, the DTI is too high for a manual UW, and BWR was late on installment accounts in the previous 12 months. Further details were not provided."
* Missing flood cert (Lvl 3)     "Flood insurance policy is missing from loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial 1003 is missing from loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Homeowners insurance policy is missing from loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated disclosure is missing from loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 54.05% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 54.05%."		Moderate	Pass	Pass	No Result	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
22QWAX7MKTI	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.878%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 in the amount of xx in the favor of xx, which was recorded on xx/xx/2022.
 There is a prior active civil judgment against xx favor of xx in the amount of xx which was recorded on xx/xx/2020.
Combined taxes for 2023 are due in the amount of xx on xx/xx/2023.
No prior year delinquent taxes have been found.
According to the payment history on the seller’s tape dated xx/xx/2023, the borrower is current with the loan. Unable to determine the last payment received date. As per the seller’s tape data, the next due date for payment is xx/xx/2023. The P&I is xx and interest rate is 6.750%. The UPB reflected as per the payment history tape is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history on the seller’s tape dated xx/xx/2023, the borrower is current with the loan. Unable to determine the last payment received date. As per the seller’s tape data, the next due date for payment is xx/xx/2023. The P&I is xx and interest rate is 6.750%. The UPB reflected as per the payment history tape is xx.
Unable to determine current occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final application, the borrower has been working at xx as a xx for 46 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 42.878% Tape Value: 42.415% |---| 0.463% |----| 0.46300% Comment: Tape Source: Initial Tape Type:
Field: Collections - Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value: XXXX   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "Compliance ease TRID tolerance test is incomplete due to initial CD xx/xx/2022 is missing from loan documents. Subject loan is refinance case, originated on xx/xx/2022 and the SOL is 3 years."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3)     "Home equity loan notice of address for borrower notification of violation is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan closed with an incorrect SSN#, and when attempting to deliver the loan, the investor had a ULDD error. A new credit report was ordered to remediate the issue but could not get AUS approval. Further details not found. BWR has FICO 674 and has been 0X30 since inception."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure dated xx/xx/2022 is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from loan documents."
																																																																																							* Revised Loan Estimate is missing (Lvl 3) "Revised loan estimate dated xx/xx/2022 is missing from loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
NGJITA2TXTF	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2023	xx/xx/2023	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	39.797%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 in the amount of xx in favor of xx for xx, which was recorded on xx/xx/2023.
No active liens and judgments have been found against the borrower and the property.
County taxes for 2023 are due in the amount of xx on xx/xx/2024.
No prior year delinquent taxes have been found.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The principal and interest columns are not provided in the available payment history. Hence, unable to determine the current P&I. The UPB is xx.	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The UPB is xx.
Unable to determine current occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final application, the borrower has been working at xx as a xx for 110 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower last name is XXXX. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.189%   Tape Value: 96.500%   Variance: 1.689%   Variance %: 1.68900%   Comment: Original CLTV ratio precent is 98.189%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 98.189% Tape Value: 96.500% Variance: 1.689% Variance %: 1.68900% Comment: Original standard LTV is 98.189%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan cannot be insured as the appraisal effective date of xx/xx/2022 is more than 180 days from the case assignment date of xx/xx/2023. XXXX search shows an estimated value of xxK. Current UPB is xxK. Further details not provided. Elevated for client review."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. However, the final CD dated xx/xx/2023 reflects cash to in the amount of xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
LE dated xx/xx/2023 reflects points - loan discount fee at xx. However, CD dated xx/xx/2023 reflects points - loan discount fee at xx.
LE dated xx/xx/2023 reflects appraisal fee at xx. However, CD dated xx/xx/2023 reflects appraisal fee at xx.
LE dated xx/xx/2023 reflects transfer taxes at xx. However, CD dated xx/xx/2023 reflects transfer taxes at xx.
This is a cumulative increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2023 and the SOL is 1 year.

																																																																																								Downgraded to LVL2 assuming securitization closes in May, 1 year SOL expires April 2024"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
ANB23DBQIN4	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2018	xx	Primary	Yes	Yes	No	xx	Not Applicable	45.281%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	3.125%	xx	xx/xx/2021	XXXX	As per review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2018 in the amount of xx in the favor of xx for xx, which was recorded on xx/xx/2018.
There is a UCC lien found against the subject borrower in favor of xx which was recorded on xx/xx/2019. The amount of UCC lien is not available.
No prior year delinquent taxes have been found.
According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 3.125%.	Collections Comments:The current status of the loan is performing.
According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx.
Unable to determine current occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding damage.
As per comment dated xx/xx/2022, the borrower was active on Covid-19 FB plan with the prior servicer that was started from xx/xx/2020 to xx/xx/2020. Further details not provided.
As per final 1003, the borrower was previously working at xx as a xx for 12 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2021 with new principal balance of xx. The borrower promises to pay the new modified P&I of xx with the new fixed interest rate of 3.125% beginning from xx/xx/2021 to the new maturity date of xx/xx/2061.	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 45.281% Tape Value: 51.642% |---| -6.361% |----| -6.36100% Comment: As per 1008, calculated DTI ratio is 45.281%. Tape Source: Initial Tape Type:
Field: Collections - Current Servicer (Enumerated)   Loan Value: Not Applicable   Tape Value: XXXX   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 44.589%   Tape Value: 50.852%   Variance: -6.263%   Variance %: -6.26300%   Comment: As per 1008, calculated housing ratio is 44.589%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2061   Tape Value: xx/xx/2048   Variance: 4748 (Days)   Variance %:    Comment: Stated maturity date is xx/xx/2061.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 456 Tape Value: 457 Variance: -1 Variance %: -0.21881% Comment: Stated remaining term is 456. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45.28%. Tape shows the stability of BWR's income was not established, and the revised DTI is 51.64%. Also, the tape shows that sufficient funds for the down payment and closing costs were not satisfactorily verified. Review of the LP shows total verified assets of xx satisfy the cash to close requirement of xx. BWR has 3 months on the job as xx, FICO 517, and xxk equity in the subject. Further details not provided. Lender defect. The subject loan originated on xx/xx/2018, and the 3-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed lender credits that cannot decrease 0% tolerance test. Loan estimate dated xx/xx/2018 reflects lender credit at xx. However, CD dated xx/xx/2018 reflects lender credit at xx. This is a decrease in fee of xx for lender credits that cannot decrease. Valid COC for the decrease in fee is missing from the loan documents. Subject loan is a refinance, originated on xx/xx/2018 and the SOL is 3-years."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.28%, as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by LP (xx) and its recommendation is "xx" with a DTI of 45.28%. Subject loan originated on xx/xx/2018 and 3-year SOL is expired."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
DF3I8WNV9CV	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2019	xx	Primary	Yes	Yes	Yes	xx	xx	49.582%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	3.625%	xx	xx/xx/2020	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 in the amount of xx with xx.
No active judgments or liens have been found.
The annual installments of county taxes for 2022 have been paid in the amount of xx.
The annual installments of county taxes for 2023 are due in the amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 3.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower, "xx" receives a pension and social security income. Unable to confirm the current employment details of the co-borrowers from the final application and collection comments.
As per the comment dated xx/xx/2020, there is mold on the subject property. However, no comments have been found regarding the estimated cost to repair the mold, the insurance claim, or the completion of the repair.
Unable to determine the current condition and occupancy of the subject property.
The modification agreement was made between the lender and borrower on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx/xx/2020. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 3.625% beginning on xx/xx/2020 with a maturity date of xx/xx/2060. The loan has been modified once since origination.	Missing Initial LE Notice of Servicing Transfer	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 18.229%   Tape Value: 21.424%   Variance: -3.195%   Variance %: -3.19500%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2060   Tape Value: xx/xx/2049   Variance: 4110 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 441 Tape Value: 440 Variance: 1 Variance %: 0.22727% Comment: NA Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.58%. Tape shows BWR's income and employment were not properly documented, and documents to support qualifying income are missing from the loan file. Further details not provided. Lender defect. The subject loan originated on xx/xx/2019, and the 3-year SOL has expired."
* Compliance Testing (Lvl 2)     "Loan failed QM lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial LE is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan failed GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx"
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "As per document tracker located at XXXX XXXX Pg#78 initial LE dated xx/xx/2018 is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.58% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 49.58%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
F97R4PN54AM	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.999%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	38.985%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of "xx".
No active judgments and liens have been found.
The annual county taxes for 2023 are due in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 2.990%.

Collections Comments:The latest collection comments are missing from the loan file. According to servicing comments, the current status of the loan is performing
According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx.
As per the tape seller's tape data, the borrower is not employed. Further details not provided.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No evidence related to the occupancy or current condition of the subject property has been found in the latest servicing comments. No details pertaining to the damage to the subject property have been observed.
As per the final 1003 application, the borrower was previously working at xx for the period xx/xx/2019 to xx/xx/2020. Later, the borrower started working at "xx" on xx/xx/2021 as a refund specialist II- rcm.
The COVID-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 38.985% Tape Value: 87.563% |---| -48.578% |----| -48.57800% Comment: As per 1008, calculated DTI is 38.985%. Tape Source: Initial Tape Type:
Field: Collections - Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value: XXXX   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: MI is required.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 32.511%   Tape Value: 73.021%   Variance: -40.510%   Variance %: -40.51000%   Comment: As per 1008, calculated housing ratio is 32.511%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: Purpose of refinance is 'Limited cash-out'. Tape Source: Initial Tape Type:	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by borrower: xx

Loan qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by borrower: xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 39% DTI. Tape shows the BWR was not employed at closing. The revised DTI is 87.563%. Further details not provided. BWR defect. Subject loan originated on xx/xx/2021, and the 3-year SOL is active."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
5X55EOLPUBT	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mid Rise Condo (5-8 Stories)	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	46.573%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of xx.
No prior year delinquent taxes have been found.
County taxes for 2023 are due in the amount of xx on xx/xx/2024.
According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 4.375%.

Collections Comments:The current status of the loan is performing.
According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx.
No evidence has been found regarding damage.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per the final 1003 application, the borrower was previously working at xx for the period xx/xx/2021 to xx/xx/2021. Currently, the borrower joined "xx" on xx/xx/2020 as an associate.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 46.573% Tape Value: 54.491% |---| -7.918% |----| -7.91800% Comment: As per calculation DTI is 46.573% Tape Source: Initial Tape Type:
Field: Collections - Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value: XXXX   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 9.306%   Tape Value: 40.985%   Variance: -31.679%   Variance %: -31.67900%   Comment: As per calculation housing ratio is 9.306%   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per note.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Mid Rise Condo (5-8 Stories) Tape Value: Low Rise Condo (1-4 Stories) Variance: Variance %: Comment: As per appraisal property type is Mid Rise Condo. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The subject condo project is ineligible due HOA is a party to numerous pending litigations, at least two of which involve the safety, structure, and/or habitability of the project. The review of the loan documents shows that there are deferred maintenance and special assessments within the project. The subject condo project association (xx) is involved in multiple litigations and lawsuits filed by parties. Further details were not provided. A trulia.com search shows an estimated value of xxK. Current UPB: xxK. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 46.57%. The tape shows a revised DTI of 54.49%. BWR has 1.33 years on the job as xx, BWR1 has 27.16 years on the job as xx since inception, and FICO is 751. Further details were not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active.

Downgraded to LVL2 based on PH."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.57%, as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 46.57%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
04PVBNANQCZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	No	Not Applicable	Other	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	47.996%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx".
There are two active prior mortgages against the subject property. The first prior mortgage was recorded on xx/xx/2007 in the amount of xx with the lender "xx" and the second mortgage was recorded on xx/xx/2009 in the amount of xx with the lender "xx".
There is a prior civil judgment found against the borrower in favor of "xx" in the amount of xx which was recorded on xx/xx/2018.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No evidence related to the occupancy or current condition of the subject property has been found in the latest servicing comments. No details pertaining to the damage to the subject property have been observed.
As per the application, the borrower has been receiving income from retirement and social security.
The covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 47.996% Tape Value: 57.702% |---| -9.706% |----| -9.70600% Comment: 47.996% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Not Applicable Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged xx exceeds fees threshold of xx over by +xx.
 The below fees were included in the test:
 Loan Origination Fee paid by Borrower: xx Points - Loan Discount Fee paid by Borrower: xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to Fees charged xx exceeds fees threshold of xx over by +xx.
 The below fees were included in the test:
 Loan Origination Fee paid by Borrower: xx Points - Loan Discount Fee paid by Borrower: xx"
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 47.99%. The tape shows undisclosed debt with Greensky with a monthly payment of xx, resulting in a revised DTI of 57.70%. BWR defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.99% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is "xx" with a DTI of 48.00%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
ZDQMD1PPB3L	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.999%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.675%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
No active judgments or liens have been found.
The first installment of county taxes for 2023 has been paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 6.999%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower has been working at xx since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Collections - Current Servicer (Enumerated) Loan Value: * Other / Not In List * Tape Value: XXXX |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: MI Company Loan Value: xx Tape Value: xx Variance: Variance %: Comment: MI company name is 'XXXX'. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.65%. Tape shows BWR did not disclose employment by family member. Lender did not have BWR last 2 years tax returns. BWR has 4 years on the job, 794 FICO, xxK in equity and has been 0X30 since inception. Further details not provided. BWR defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.675%, as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is 'xx' with a DTI of 44.675%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
24SPZ45MABX	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.200%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	43.156%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx.
No active liens or judgments have been found against the borrower or subject property.
The annual combined taxes for 2023 are due in the amount of xx.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 7.200%.

Collections Comments:The loan is currently performing and the next due date is xx/xx/2023.
The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
As per final 1003, the borrower was owner of XXXX. from xx/xx/2020 to xx/xx/2022. Currently, the borrower has joined XXXX as an associate for 12 months.
The loan was originated on xx/xx/2022. As per seller’s tape, the borrower was not employed.
The Covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 43.156% Tape Value: 0.000% |---| 43.156% |----| 43.15600% Comment: NA Tape Source: Initial Tape Type:
Field: Collections - Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value: XXXX   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 42.656%   Tape Value: 0.000%   Variance: 42.656%   Variance %: 42.65600%   Comment: NA   Tape Source: Initial   Tape Type:
																																																																																				Field: MI Company Loan Value: xx Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows that gift documentation is missing. Review of the LP and file shows total verified assets of xxK, which is entirely a gift asset, satisfying the cash to close requirement of xx.Gift letter is in file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 43.15%. Tape shows the BWR was not employed at the time of closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
6OHMUEI3EDO	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.360%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2023	xx	Investor	Yes	Yes	No	xx	Not Applicable	52.606%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 in the amount of xx in favor of xx for xx, which was recorded on xx/xx/2023.

No active liens and judgments have been found against the borrower and the property.
The first and second installments of county taxes for 2023 are due total in the amount of xx.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
Unable to determine current occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final application, the borrower has been working at xx as xx for 141 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 52.606% Tape Value: 50.121% |---| 2.485% |----| 2.48500% Comment: As per DU DTI is 49.975%. Tape Source: Initial Tape Type:
Field: Collections - Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value: XXXX   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: 33.032% Tape Value: 31.476% Variance: 1.556% Variance %: 1.55600% Comment: As per DU hosing ratio is 31.380%. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows the subject property contains two ADU units; however, according to FNMA guidelines, only one ADU is permitted on the parcel of the primary one-unit dwelling. The review of the appraisal shows that the subject displays adequate maintenance levels and is in good condition for this market area, and ADU and Jr. ADU are remodeled (xx). Further details not provided. A XXXX search shows an estimated value of xxK. Current UPB xxK. Elevated for the client review."	* Loan does not conform to program guidelines (Lvl 3) "The subject loan is a NOO and cash-out refinance. The tape shows that the BWR was not eligible for a cash-out refinance until xx/xx/2023, as the BWR should have been on title for at least 6 months prior to the disbursement date of the new loan. BWR acquired the property on xx/xx/2023 through a QC deed, and the subject mortgage originated on xx/xx/2023. Further details not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan is a NOO and was approved at 49.975%. The tape shows the lender miscalculated the mortgage payment for REO property, and the corrected PITIA of xx pushes the DTI from 49.98% to 50.11%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR has 11 years on the job as xx, FICO 790, and xxK equity in the subject.

																																																																																								Downgraded to LVL 2 because occupancy is investment and ATR Exempt."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
2PWUJRL7I57	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.600%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx/xx/2019	xx	Primary	Yes	Yes	Yes	xx	Not Applicable	39.933%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	XXXX	As per the review of updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2019 and was recorded on xx/xx/2019 in the amount of xx in favor of "xx".
 No active judgments or liens have been found.
 The annual county taxes for 2023 is due in the amount of xx for xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 3.000% which was applied for the due date of xx/xx/2023. The current UPB is xx. As per tape data, the deferred balance is xx.
PH shows there was transaction made in Feb 2023 with the total amount of xx. However, the total amount includes escrow payment of xx.	Collections Comments:The current status of the loan is performing.
 According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 3.000% which was applied for the due date of xx/xx/2023. The current UPB is xx. As per tape data, the deferred balance is xx.
No bankruptcy and foreclosure evidence has been found.
As per the final application, the borrower has been working at xx as a xx for 48 months.
 No damage or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage originated with the P&I of xx and the interest rate is 4.600%. As per the payment history, the current P&I is xx and the interest rate is 3.00%. There is decrease in P&I and interest rate with respect to original note data. As per the collection comment dated xx/xx/2021, the loan was modified on xx/xx/2021. Tape data shows the deferred balance is xx. However, the modification agreement is missing from the loan file.	Missing or error on the Rate Lock	Field: Collections - Current Servicer (Enumerated) Loan Value: * Other / Not In List * Tape Value: XXXX |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Note reflects address as XXXX.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: Unavailable   Tape Value: xx/xx/2049   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: 308   Tape Value: 320   Variance: -12   Variance %: -3.75000%   Comment: Note reflects remaining term as 308 months.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: High Rise Condo (>=9 Stories) Tape Value: Low Rise Condo (1-4 Stories) Variance: Variance %: Comment: Subject property is High rise Condo. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2019 does not reflect the HOA certification fee. However, the final CD dated xx/xx/2019 reflects the HOA certification fee at xx. This is an increase in the fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx/xx/2019, and the 1-year SOL is expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
P5QPIQLFDPA	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	XXXX	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Mid Rise Condo (5-8 Stories)	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	41.015%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 with the lender xx which was recorded on xx/xx/2021. There are two judgments against xx favor of xx. total in the amount of xx which were recorded on xx/xx/2022 and xx/xx/2023. There is one HOA lien against xx in favor of xx. in the amount of xx which was recorded on xx/xx/2023. Annual county taxes for 2023 are due in the amount of xx on xx/xx/2023.	As per the review of tape data of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. Details of the last payment received are not available. The current P&I is xx and interest rate is 3.625%. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of tape data of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx.
As per final application, the borrower has been working at xx as a xx for 14.8 years.
The Covid-19 attestation is available in loan file located at "xx".
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Collections - Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value: XXXX   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Mid Rise Condo (5-8 Stories) Tape Value: Low Rise Condo (1-4 Stories) Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The tape shows the subject condo project is ineligible until all required repairs are completed and verified with an engineer'xx's report nor a 40-year recertification of the project are available in the loan documents. Further details not provided. A XXXX shows an estimated value of xxK. Current UPB xxK. Elevated from client review."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged xx exceeds Fees threshold of xx over by +xx. The below fees were included in the test: Mortgage Broker Fee (xx) xx Points - Loan Discount Fee paid by Borrower: xx"
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on xx/xx/2021 and the SOL is 1 year."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test due to Initial loan estimate dated xx/xx/2021 reflects Points - Loan Discount Fee at xx. However, final CD dated xx/xx/2021 reflects Points - Loan Discount Fee at xx. This is an increase fee in the amount of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2021 and the SOL is 1 year."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.  The below fees were included in the test:  Mortgage Broker Fee (xx) xx Points - Loan Discount Fee paid by Borrower: xx

																																																																																								Downgraded the exception as SOL has been expired. xx/xx/2024."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
M0QRHCOZAB5	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.618%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	31.519%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
No active judgments or liens have been found.
The first, second and third installments of county taxes for 2023 have been paid in the total amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 5.618%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower has been working at xx as a xx for 3.10 years.
Covid-19 attestation is available in the loan file, which is located at "xx".
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Collections - Current Servicer (Enumerated) Loan Value: * Other / Not In List * Tape Value: XXXX |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: Investor   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: 344 Tape Value: 345 Variance: -1 Variance %: -0.28985% Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject loan was approved as an OO, but the tape indicates that the property is NOO due to misrepresentation. Further details not provided. Elevated for client review."		* Property is Manufactured Housing (Lvl 2) "Home is affixed. As per the appraisal report located at "xx" the subject property is a manufactured home. The ALTA 7 endorsement is not attached to the final title policy. The legal description attached to the subject mortgage does not show a VIN or serial number. The manufactured rider is attached to the recorded mortgage, located at "xx", which states that the manufactured home with serial # XXXX has been affixed to the permanent foundation."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
3SD3CXT3YGQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.931%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	33.079%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 in the amount of xx with the lender "xx" which was recorded on xx/xx/2022.
There is credit card judgment against xx "xx" in favor of plaintiff "xx" in the amount of xx which was recorded on xx/xx/2022.
The annual county taxes for 2023 are due on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and the interest rate is 4.931%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower has been working at xx since xx/xx/2017.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Collections - Current Servicer (Enumerated) Loan Value: * Other / Not In List * Tape Value: XXXX |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 348 Tape Value: 349 Variance: -1 Variance %: -0.28653% Comment: Seller tape shows stated remaining Term is 349, as per the Note document is 348. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The tape shows that the subject condo project does not meet the condominium project eligibility requirements of Freddie Mac. The subject is a unit in the XXXX project, and the review of the condo questionnaire shows that the project has plans for the concrete restoration of some balconies. The total amount of the estimate for the special assessment is not available. Further details not provided. A XXXX search shows an estimated value of xxK. Current UPB xxK. Elevated for client review."	* Compliance Testing (Lvl 3) "Qualified Mortgage Lending Policy Points and Fees Test due to fees charged xx exceed fees threshold of xx over by +520.61.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Underwriting Fee paid by Borrower: xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "Compliance ease TRID tolerance test incomplete due to initial closing disclosure is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2022 and the SOL is 1 year."
* GSE Points and Fees Test Violations (Lvl 2)     "GSE (xx) QM Points and Fees Test due to fees charged xx exceed fees threshold of xx over by +520.61.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Underwriting Fee paid by Borrower: xx

																																																																																								Downgraded the exception as SOL has been expired. xx/xx/2024."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
47R0TVKOK70	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	Rhode Island	xx	xx	Yes	No	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2018	xx	Primary	Yes	Yes	No	xx	xx	42.885%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2019	xx	xx	4.125%	xx	xx/xx/2019	XXXX	As per the review of updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2018 and was recorded on xx/xx/2018 in the amount of xx in favor of "xx".
No active judgments or liens have been found.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 4.125% which was applied for the due date of xx/xx/2023. PH shows the current UPB is xx. As per the tape data, the deferred balance is xx. The modification document shows deferred balance is xx and the collection comment dated xx/xx/2020 shows the Covid-19 deferment was approved with the total amount of xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 4.125% which was applied for the due date of xx/xx/2023. PH shows the current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
As per the final application, the borrower has been working at xx as a xx for 18.25 years.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement was signed between the borrower and lender with an effective date of xx/xx/2019 and the new modified principal balance is xx out of which xx is the interest-bearing amount and the deferred amount is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 4.125% starting on xx/xx/2019 until the new maturity date of xx/xx/2049. The rate will change in one step, which ends with 4.125%. There is a balloon provision in the amount of xx which will be due and payable on maturity.	Missing or error on the Rate Lock	Field: Collections - Current Servicer (Enumerated) Loan Value: Not Applicable Tape Value: XXXX |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: xx   Tape Value: xx   Variance: $-17756.79   Variance %: -36.00669%   Comment: Deferred balance amount is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2049 Tape Value: xx/xx/2048 Variance: 214 (Days) Variance %: Comment: As per tape data, Stated maturity date is xx/xx/2048. However note documents reflects it xx/xx/2049. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 42.88% DTI. Tape shows that the lender omitted the mortgage debt of the REO property without evidence of a settlement statement or seller CD. Subject loan originated on xx/xx/2018, and the 3-year SOL has expired."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by borrower: xx"
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan file."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
4P69DWJ8ZS4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.999%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	44.543%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
There is a UCC lien found against the subject property in favor of "xx", which was recorded on xx/xx/2022.
The 1st and 2nd installments of county taxes for 2022 were paid in the total amount of xx on xx/xx/2023 and xx/xx/2023.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 5.999%.

Collections Comments:According to servicing comments, the current status of the loan is performing.
According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No evidence related to the occupancy or current condition of the subject property has been found in the latest servicing comments. No details pertaining to the damage to the subject property have been observed.
As per the final 1003 application, the borrower previously worked at xx as a xx for 15 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 44.543% Tape Value: 45.071% |---| -0.528% |----| -0.52800% Comment: NA Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: 42.739% Tape Value: 43.266% Variance: -0.527% Variance %: -0.52700% Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows documentation for verification of the subject property homeowner's fee was not provided. Further details not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 44.54%. The tape shows that the lender failed to document BWR'xx's income was not stable due to multiple jobs in the last two years. Further details were not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active. BWR has 1 year on the job as xx; BWR2 has 6 months on the job as xx; FICO 762; and xxK equity in the subject.

Downgraded to LVL2 based on PH."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is purchase transaction, originated on xx/xx/2022 and the SOL is 1 year."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx/xx/2022 reflects Points - Loan Discount Fee at xx. However, final CD dated xx/xx/2022 reflects Points - Loan Discount Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is purchase transaction, originated on xx/xx/2022 and the SOL is 1 year."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.54%, the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by LP (xx) and its recommendation is "xx" with a DTI of 44.54%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
6S44TVJ3PIL	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.117%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Manufactured Housing	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	45.751%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 in the amount of xx with the lender, xx which was recorded on xx/xx/2022.
No active liens and judgments have been found.
The annual combined taxes for 2023 are due in the amount of xx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) and was applied to the due date of xx/xx/2023. The monthly P&I is xx, and the interest rate is 7.117%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) and was applied to the due date of xx/xx/2023. The monthly P&I is xx, and the interest rate is 7.117%. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower has been working at xx as an xx for 8.5 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Collections - Current Servicer (Enumerated) Loan Value: * Other / Not In List * Tape Value: XXXX |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: MI Company Loan Value: xx Tape Value: xx Variance: Variance %: Comment: MI company name is 'XXXX'. Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows bank statements that do not reflect the financial institution's name and address. Total assets available as per DU xxK satisfy the cash to close requirement of xxK. Further details not provided."
* Compliance Testing (Lvl 3)     "Loan failed qualified mortgage APR threshold test due to APR calculated 8.595% exceeds APR threshold of 8.200% over by +0.395%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed GSE (xx) QM APR test due to APR calculated 8.595% exceeds APR threshold of 8.200% over by +0.395%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed OK higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 8.597% exceeds APR threshold of 7.450% over by +1.147%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan file did not contain the final executed 1003, and closing package documents were not provided. The review of loan documents shows all required documents are available. Further details not provided."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45.75%. The tape shows that the lender failed to verify the PITI of the REO properties, which, when included in total debts, may push the DTI higher. Further details not provided. Lender defect. BWR has 8 years on the job as xx, FICO 738, 0X30 since inception, and xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 8.595% exceeds APR threshold of 7.450% over by +1.145%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

This loan failed the TRID Rate Lock Disclosure Delivery Date Test. (12 CFR §1026.19(xx)(xx)(xx)(xx))
A disclosure advising of the revised interest rate, points, lender credits, and any other interest rate dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on xx/xx/2022."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx/xx/2022 reflects Points - Loan Discount Fee at xx. However, final CD dated xx/xx/2022 reflects Points - Loan Discount Fee at xx. This is an increase in fee of xx for charges that cannot increase. Subject loan is a purchase, originated on xx/xx/2022 and the SOL is 1 year."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan failed GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by borrower: xx

Loan failed qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by borrower: xx

Downgraded the exception as SOL has been expired. xx/xx/2024."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 8.597% exceeds APR threshold of 7.450% over by +1.147%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx)."
* Property is Manufactured Housing (Lvl 2)     "The home is affixed. As per appraisal report located at "xx" the subject property is a manufactured home. The affidavit of affixation is available at "xx" reflecting that the home is affixed permanently to the land. The ALTA 7 endorsement is attached with the final title policy. The VIN/serial number is not available in the legal description of the recorded mortgage."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.751%%, as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is 'xx' with a DTI of 45.75%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
5343K23SYWB	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.774%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with the lender xx.
No active liens or judgments have been found against the borrower or subject property.
The first and second installments of county taxes for xx are due in the amount of xx.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 4.875%.	Collections Comments:The loan is currently performing and the next due date is xx/xx/2023.
The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx as a xx for 43 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Collections - Current Servicer (Enumerated) Loan Value: * Other / Not In List * Tape Value: XXXX |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the most recent credit score date listed on the data tape was not within the 120-day requirement of the closing date. A review of the ASF data file has identified the most recent credit score date as xx/xx/2019, which is within 120 days of the closing date of xx/xx/2019. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx/xx/2019 reflects Points - Loan Discount Fee at xx. However, final CD dated xx/xx/2019 reflects Points - Loan Discount Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2019 and the SOL is 1 year."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
HC4WLZRNTA7	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	xx/xx/2017	xx/xx/2017	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2017	xx	Primary	Yes	Yes	No	xx	xx	48.660%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	2.875%	xx	xx/xx/2022	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2017 and recorded on xx/xx/2017 in the amount of xx with xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2023 have been paid in the total amount of xx.
The third and fourth installments of county taxes for 2022 are due in the total amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history tape data as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. We are unable to determine the last payment received and the current P&I. The interest rate is 2.875%. The current UPB reflected as per the payment history tape data is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history tape data as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB is xx.
As per the final 1003, the borrower has been working at xx as a xx for 2.5 years. The co-borrower has been working at xx as a xx for 5 years.
The modification agreement was made between the lender and borrower on xx/xx/2022.
As per the comment dated xx/xx/2021, the FB plan was completed. No comments have been found regarding the terms of FB plan.
As per the comment dated xx/xx/2021, the borrower was approved for a trial mod. No comments have been found regarding the terms of the trial plan.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx/xx/2022. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 2.875% beginning on xx/xx/2022 with a maturity date of xx/xx/2062. The loan has been modified once since origination.	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 48.660% Tape Value: 50.265% |---| -1.605% |----| -1.60500% Comment: Borrower DTI Ratio Percent is 48.660% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L require MI Yes   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 36.647%   Tape Value: 39.513%   Variance: -2.866%   Variance %: -2.86600%   Comment: Housing Ratio per U/W is 36.647%   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2062 Tape Value: xx/xx/2047 Variance: 5390 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49%. The tape shows the lender failed to document two years of tax returns to support commission income used to qualify. Further details were not provided. Lender defect. The subject loan originated on xx/xx/2017, and the 3-year SOL is expired."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial CD is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents.

Downgraded the exception as SOL has been expired. xx/xx/2024."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.66%, the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by LP (xx) and its recommendation is "xx" with a DTI of 49%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
A5Y4WGE27K3	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Investor	Yes	Yes	No	xx	Not Applicable	34.271%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023 the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of "xx".
There is an active junior mortgage against the subject property in favor of "xx" in the amount of xx which was originated on xx/xx/2022 and recorded on xx/xx/2022.
The first and second installments of county taxes for 2023 are due total in the amount of xx.
No prior year delinquent taxes have been found.
According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 2.875%.

Collections Comments:The current status of the loan is performing.
According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx.
Unable to determine current occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding damage.
As per final application, the borrower has been working at xx as a xx for 66 months.
The loan was originated on xx/xx/2021. The Covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 34.271% Tape Value: 97.811% |---| -63.540% |----| -63.54000% Comment: As per final 1008 and AUS DTI ratio is 34.271%; however, seller tape shows DTI ratio is 97.811%. Tape Source: Initial Tape Type:
Field: Collections - Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value: XXXX   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per LTV is less than 80.00% then no required MI cert; however, seller tape shows required MI is No.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 21.355%   Tape Value: 65.571%   Variance: -44.216%   Variance %: -44.21600%   Comment: As per final 1008 and AUS housing ratio is 31.355%; however, seller tape shows housing ratio is 65.571%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Limited Cash Out (GSE definition)   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: As per final 1008 and AUS purpose of refinance is Limited Cash Out; however, seller tape shows purpose of refinance is Change in Rate/Term.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: 328 Tape Value: 329 Variance: -1 Variance %: -0.30395% Comment: As per note doc stated remaining term is 328; however, seller tape shows stated remaining term is 329. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan is NOO and was approved at 34.27%. The tape shows the BWR was not employed at closing, and the lender miscalculated debts. The revised DTI is 97%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL is active."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
HA8VADIQV23	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.999%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	41.732%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx".
No active judgments or liens have been found.
The annual county taxes for 2023 are due in the amount of xx for xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 5.999% which was applied for the due date of xx/xx/2023. PH shows the current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 5.999% which was applied for the due date of xx/xx/2023. PH shows the current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
As per the final application, the borrower has been working at "xx" for 61 months. However, the job type is not available.
The subject property is in "xx" in "xx" county located at "xx". The appraisal is "as is". The improvement section of appraisal shows there is a broken window boarded over with plywood. The cost of repair is xx. As per the UT report dated xx/xx/2023, the notice of commencement (xx) was recorded on xx/xx/2022 for the improvement of "tear off old shingles and replace with new shingles and put a tapered system on the back - SFR". Further details are not provided. CCs do not show damages.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing Dicsloures Missing or error on the Rate Lock Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: 41.732% Tape Value: 96.190% |---| -54.458% |----| -54.45800% Comment: As per latest LP DTI is 41.732%. Tape Source: Initial Tape Type:
Field: Collections - Current Servicer (Enumerated)   Loan Value: Not Applicable   Tape Value: XXXX   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: 33.386% Tape Value: 76.952% Variance: -43.566% Variance %: -43.56600% Comment: As per latest LP housing ratio is 33.386%. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal is "as is". The improvement section of the appraisal shows there is a broken window boarded over with plywood. The cost of repair is xx. XXXX search shows an estimated value at xx. Current UPB xx."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 41.73%. The tape shows BWR’s income was not stable, and supporting documents to verify PITI, assets, and self-employment documentation are missing from the loan documents. The revised DTI is 96.19%. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active. BWR has been SE for more than 5 years, FICO 771, and xxK equity in the subject.

xx/xx/2026: SOL expired. Downgraded to LVL 2."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx

Downgraded the exception as SOL has been expired. xx/xx/2024."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx/xx/2022 does not reflect Mortgage Broker Fee. However, final CD dated xx/xx/2022 reflects Mortgage Broker Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase, originated on xx/xx/2022 and the 1 year SOL is expired."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan failed GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx

																																																																																								Downgraded the exception as SOL has been expired. xx/xx/2024."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
P3AT2KCTG1K	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Maine	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2018	xx	Primary	Yes	Yes	No	xx	Not Applicable	41.154%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	4.375%	xx	xx/xx/2022	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 in the amount of xx with xx.
No active judgments or liens have been found.
All prior year’s taxes have been paid.
No prior year’s delinquent taxes have been found.

As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
As per the final application, the borrower worked at xx as a xx. tech, draft/prod for 1.8 years.
As per comment dated xx/xx/2022, borrower’s income is impacted by covid-19. FB plan was approved and ended on xx/xx/2022. Further details not provided.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx/xx/2022. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 4.375% beginning on xx/xx/2022 with a maturity date of xx/xx/2062.	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 41.154% Tape Value: 46.460% |---| -5.306% |----| -5.30600% Comment: Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Collections - Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value: XXXX   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 26.626%   Tape Value: 30.059%   Variance: -3.433%   Variance %: -3.43300%   Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2062   Tape Value: xx/xx/2048   Variance: 5083 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 467 Tape Value: 468 Variance: -1 Variance %: -0.21367% Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 41.15%. The tape shows BWR income is not sufficient to support its total monthly obligations, and the lender failed to verify ATR. Further details were not provided. Lender defect. The subject loan originated on xx/xx/2018, and the 3-year SOL has expired."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed the Qualified Mortgage Lending Policy Points and Fees test due to Fees charged xx. exceeds Fees threshold of xx over by +xx.

The below fees were included in the test:

Mortgage Broker Fee (xx) xx
Underwriting Fee paid by Borrower: xx."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "Compliance ease TRID tolerance test is incomplete due to initial closing disclosure dated xx/xx/2018 is missing from loan documents. Subject loan is purchase case, originated on xx/xx/2018 and the SOL is 1 year."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan failed the GSE (xx) QM Points and Fees test due to fees charged xx exceeds Fees threshold of xx Over by +xx

The below fees were included in the test:

Mortgage Broker Fee (xx) xx
Underwriting Fee paid by Borrower: xx."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure dated xx/xx/2018 is missing from loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
1OTF850LZBO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.999%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	42.487%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 in the amount of xx with the lender "xx" which was recorded on xx/xx/2021.
There is credit card judgment against xx "xx" in favor of "xx" in the amount of xx which was recorded on xx/xx/2022.
There is a UCC lien against xx "xx" in favor of "xx" which was recorded on xx/xx/2022.
Property tax status is not available in the report.	According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and the interest rate is 2.99%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023.  The current UPB is xx.
As per the servicing comment dated xx/xx/2022, the reason for default is unemployment due to Covid impact. The FB plans ran and were extended several times, starting on xx/xx/2021.
The loan has not been modified since origination.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the final loan application, the borrower was previously working at xx for the period xx/xx/2017 to xx/xx/2019. Later, the borrower started working at "xx" for 1.5 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 42.487% Tape Value: 107.364% |---| -64.877% |----| -64.87700% Comment: NA Tape Source: Initial Tape Type:
Field: Collections - Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value: XXXX   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 37.886%   Tape Value: 95.737%   Variance: -57.851%   Variance %: -57.85100%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 329 Tape Value: 330 Variance: -1 Variance %: -0.30303% Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows automated collateral evaluation (xx) requirements were not met. The subject loan closed with xx. Further details were not provided. A XXXX search shows an estimated value of xxK. Current UPB xxK."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 42.487%. The tape shows Co-borrower income was not stable, which may push DTI higher. Further details were not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL is active. BWR has 1 year on the job as xx, FICO 683 and xxK equity in the subject.

Downgraded the exception as SOL has been expired. xx/xx/2024."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "TRID Violation due to decrease in lender credit on Closing Disclosure dated xx/xx/2021. Initial LE dated xx/xx/2021 reflects lender credit at xx, however, Revised CD dated xx/xx/2021 reflects Lender Credit at xx and recording fees paid by lender xx. This is decrease of xx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2021 and the SOL is 1 year."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
UA3BG5IMT41	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Investor	Yes	Yes	No	xx	42.425%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 in the amount of xx with the lender, "xx" which was recorded on xx/xx/2023.
No active judgments or liens have been found.
Current taxes for 2023 are due on xx/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The monthly P&I is xx and the interest rate is 7.125%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is performing with the loan and the next due date is xx/xx/2023.The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the final 1003, the borrower has been working at xx as a xx for 192 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 42.425% Tape Value: 51.100% |---| -8.675% |----| -8.67500% Comment: As per DU, DTI ratio is 42.425%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
																																																																																				Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable		* DSCR is less than 1.00 (Lvl 3) "Net operating income is xx, annual payments (xx) are xx and the debt service cover ratio (xx) is 0.49 which is less than 1."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject NOO loan was approved at 42.42%. The tape shows a rental income miscalculation and revised DTI is 51.10. BWR has 16 years on the job as xx, 0X30 since inception, FICO 779 and xxK equity in subject. Lender defect. Further details were not provided. The subject loan originated on xx/xx/2023, and the 3 year SOL is active."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
T8KLF9PQJNJ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2023	xx	Secondary	Yes	Yes	No	xx	Not Applicable	17.730%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 in the amount of xx with the lender, "xx" which was recorded on xx/xx/2023.
No active judgments or liens have been found.
Current taxes for 2023 are due in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The monthly P&I is xx and the interest rate is 7.125%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the final 1003, the borrower has been working at xx as a xx for 197 months. However, seller's tape data shows borrower was unemployed at the time of closing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date Loan Value: xx/xx/2023 Tape Value: xx/xx/2023 Variance: -214 (Days) Variance %: Comment: Seller tape shows Interest paid through Date xx/xx/2023, as per the document is xx/xx/2023. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the first lien prohibited fees test.
The below fees were included in the test:
Lender Fee paid by borrower: xx
Points - Loan Discount Fee paid by borrower: xx"
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 17.37% DTI. The tape shows the borrower was unemployed at the time of closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/2023 and the 3-year SOL is active."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 7.630% exceeds APR threshold of 7.520% over by +0.110%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Lender Fee paid by borrower: xx
Points - Loan Discount Fee paid by borrower: xx

Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Lender Fee paid by borrower: xx
Points - Loan Discount Fee paid by borrower: xx

																																																																																								Downgraded the exception as SOL has been expired. xx/xx/2024."		Moderate	Not Covered	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
7DNWSXPCYGM	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	45.946%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 in the amount of xx with the lender "xx" which was recorded on xx/xx/2021.
No active judgments or liens have been found.
The county taxes for 2023 are due on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The current P&I is xx and the rate of interest is 3.125%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is xx.
As per collection comment dated xx/xx/2022, the RFD is reduction in income due to divorce. As per the servicing comment dated xx/xx/2023, the loan was modified. However, the modification agreement is missing from the loan file.
As per the final 1003, the borrower has been working at xx as a xx for 7.11 years.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
No damages have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of xx, a rate of interest of 3.125%, and a maturity date of xx/xx/2051. The P&I as per payment history is xx. There is a difference in P&I with respect to the note. As per the servicing comment dated xx/xx/2023, the loan was modified. However, the modification agreement is missing from the loan file.	Missing Dicsloures	Field: Age of Loan Loan Value: 25 Tape Value: 26 |---| -1 |----| -3.84615% Comment: Age of loan is 25. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2021   Variance: -2 (Days)   Variance %:    Comment: Original appraisal date is xx/xx/2021.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/xx/2051 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45.94%. Tape shows that the lender omitted debts from the DTI calculation without supporting documentation. BWR has 9.11 years on the job as xx, FICO 684, and xxk equity in the subject. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL is active.

Downgraded to LVL2 because loan is current and SOL will be expire in the next 6 months."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

Downgraded the exception as SOL has been expired. xx/xx/2024."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. LE dated xx/xx/2021 reflects appraisal fee at xx. However, CD dated xx/xx/2021 reflects appraisal fee at xx. This is a increase in fee of $ +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2021 and the 1-year SOL is expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.94% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by LP (xx) and its recommendation is "accept" with a DTI of 46.00%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
OXK7T9HDXVO	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx/xx/2021	xx/xx/2021	Commercial	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx/xx/2021	xx	Investor	Yes	Yes	Yes	xx	Not Applicable	37.830%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with the lender xx. for the amount of xx.
No active liens or judgments have been found against the borrower or subject property.
The annual combined taxes for 2023 are due in the amount of xx.
The annual combined taxes for 2022 were paid on xx/xx/2023 in the amount of xx.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 4.875%.	Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
As per the comment dated xx/xx/2022, there is a dispute regarding the documents. The servicer requested the documents as they found a discrepancy between the original and the copies of the collateral documents.
No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx as an xx for 378 months.
The loan was originated on xx/xx/2021 and the covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Note	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Not Applicable Tape Source: Initial Tape Type:
Field: Mortgage Type   Loan Value: Commercial   Tape Value: Conventional   Variance:    Variance %:    Comment: Commercial   Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: XXXX   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Low Rise Condo (1-4 Stories) Variance: Variance %: Comment: Commercial Prop Tape Source: Initial Tape Type:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "The original note document is missing from the loan documents. The Lost Note Affidavit is also missing from the loan documents. The loan has not been modified."
																																																																																						* Property is Commercial Prop (Lvl 4) "Subject is a unit at the condotel xx. Resort has commercial amenities including but not limited to reservation desk, multiple bars and restaurants. A XXXX search shows an estimated value of xxK. The current UPB is xxK. Elevated for client review."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
T0TQMD1QU5Q	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	Yes	xx	xx	42.099%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021, which recorded on xx/xx/2021 with instrument# xx in the amount of xx in favor of xx for xx.
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The annual combined taxes for 2023 have been due in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history dated as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023 which was applied for the due date xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 2.875%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history dated as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
As per 1003, the borrower has been the owner of "xx" for 120 months.
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 42.10%. The tape shows an underwriting issue regarding the DTI calculation, and the documents are missing. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL is active. BWR has been 0X30 last 18 months, xxK equity in subject and 795 FICO."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "ComplianceEase exception test failed the reimbursement amount validation test as the loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is a purchase, originated on xx/xx/2021. The SOL of 1-year has expired"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.

Late Fees Test is fail. Loan data is xx and comparison data is xx. Hence, the variance is +xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 does not reflect Points - Loan Discount fee. However, CD dated xx/xx/2021 reflects Points - Loan Discount fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

																																																																																								Downgraded the exception as SOL has been expired. xx/xx/2024."		Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
XNMM32B4M34	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	xx/xx/2017	xx/xx/2017	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2017	xx	Primary	Yes	Yes	No	xx	Not Applicable	46.763%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2017 and recorded on xx/xx/2017 in the amount of xx with xx.
No active judgments or liens have been found.
The annual installments of combined taxes for 2023 have been paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to payment history tape data as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023. The current P&I is xx with an interest rate of 4.375%. The current UPB reflected as per the payment history tape data is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history tape data as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB is xx.
As per the final 1003, the borrower has been working at xx as a xx for 6 years.
As per the comment dated xx/xx/2022, the subject property is owner occupied.
As per the comment dated xx/xx/2021, the subject property was affected by a natural disaster, and due to the hurricane, the property has no power; the roof was damaged, and there is leaking in the house. No comments have been found regarding the insurance claim, the estimated cost to repair the damages, or the completion of the repairs.
As per the comment dated xx/xx/2022, the borrower's income is impacted by Covid-19. As per the comment dated xx/xx/2021, the servicer provided a 3-month pandemic forbearance plan, which began from xx/xx/2021 to xx/xx/2021. Further details not provided.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Payment History String Loan Value: 000000000000000000000444 Tape Value: 111111111111 |---| |----| Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.76%, as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by LP (xx) and its recommendation is "xx" with a DTI of 47.00%. Subject loan originated on xx/xx/2017 and 3-year SOL is expired."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
620AT2WJQNN	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	42.817%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023 the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx".
No active liens and judgments have been found against the borrower and the property.
No prior year delinquent taxes have been found.
According to the payment history tape as of xx/xx/2023, the borrower is current with the loan. As per tape, the last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and interest rate is 3.750%. The UPB reflected as per the payment history tape is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history tape as of xx/xx/2023, the borrower is current with the loan. As per tape, the last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and interest rate is 3.750%. The UPB reflected as per the payment history tape is xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per the final application, the borrower is self-employed. He has been the owner of "xx" for 61 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 42.817% Tape Value: 42.781% |---| 0.036% |----| 0.03600% Comment: As per Tape data, post close DTI is 42.781%. However final application documents reflect as 42.817%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 35.607%   Tape Value: 35.571%   Variance: 0.036%   Variance %: 0.03600%   Comment: As per Tape data, post close housing Ratio is 35.571%. However final application documents reflect as 35.607%.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: 33 (Days)   Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000000000000000   Tape Value: 111111111111   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 42.81%. Tape shows documentation for the IRS payment plan, proof AMEX was paid off at the time of closing, and LOE for discrepancies in start dates on VOE and VVOE are missing from the loan file. BWR has 5.1 years of SE, FICO 709, and xxK equity in the subject. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active.

																																																																																								Downgraded to LVL2 based on PH."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
KPY2RIDZ6K7	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	First	$377.19	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	40.969%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 in the amount of xx with the lender "xx" which was recorded on xx/xx/2023.
No active judgments or liens have been found.
The annual combined taxes for 2023 are past due in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.
According to the latest payment history tape as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023. As per the tape, the current P&I is xx and the interest rate is 6.250%. The UPB per tape is xx.	Collections Comments:The current status of the loan is performing.
As per the seller’s tape data as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the final loan application, the borrower was previously working at xx for the period xx/xx/2015 to xx/xx/2022. Later, the borrower "xx" joined "xx" on xx/xx/2023.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Last Payment Received Date Loan Value: xx/xx/2023 Tape Value: xx/xx/2023 |---| 30 (Days) |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 180   Variance: 180   Variance %: 100.00000%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000 Tape Value: 1111111100 Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 40.96%. Tape shows an income miscalculation. BWR has 14 days on the job with the current employer in the film industry, FICO 731, and xxK equity in the subject. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active.

																																																																																								xx/xx/2026: SOL expired. Downgraded to LVL 2."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
HT9EB1G06GP	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	41.326%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
No active liens and judgments have been found.
The annual combined taxes for 2023 are due in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the latest payment history tape as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was made on xx/xx/2023. The current P&I is xx with an interest rate of 3.375%. The UPB is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing
According to the latest payment history tape as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No evidence related to the occupancy or current condition of the subject property has been found in the latest servicing comments. No details pertaining to the damage to the subject property have been observed.
As per the application, the borrower has been working at xx as an xx for 52 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 41.326% Tape Value: 41.654% |---| -0.328% |----| -0.32800% Comment: As per calculation. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 31.498%   Tape Value: 31.748%   Variance: -0.250%   Variance %: -0.25000%   Comment: As per calculation.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: 30 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00000000000000000000 Tape Value: 111111111111 Variance: Variance %: Comment: The PH is missing. Hence, the PH string is MMMMMMMMMMMMMMMMMMMMMM. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 41.65%. Tape shows loan closed with an unpaid tax debt IAO xxK without a payment plan. BWR has 4.4 years on the job as xx, FICO 735, and xxM equity in the subject. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active.

																																																																																								Downgraded to LVL2 based on PH."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
H7JIJH6MJQ6	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.000%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	2 Family	xx/xx/2019	xx	Primary	Yes	Yes	Yes	xx	Not Applicable	38.219%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 in the amount of xx with xx.
There is junior (xx) mortgage active against the subject property in favor of xx in the amount of xx which was recorded on xx/xx/2023.
All prior year’s taxes have been paid.
No prior year’s delinquent taxes have been found.
As per review of the payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023. The current P&I is xx and interest rate is 4.000%. The UPB is xx.	Collections Comments:The loan is currently performing. As per review of the payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
As per the final application, the borrower worked at xx as a xx for 1.6 years.
As per comment dated xx/xx/2021, covid deferral was approved for the amount of xx. Further details not provided.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Last Payment Received Date Loan Value: xx/xx/2023 Tape Value: xx/xx/2023 |---| 34 (Days) |----| Comment: Tape Source: Initial Tape Type:
																																																																																				Field: Payment History String Loan Value: 000000000000000000000021 Tape Value: 223222222323 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan closed with incorrect SSN#, and when AUS was run with corrected SSN#, the risk recommendation was returned as caution. The subject loan is a 2-4 unit property with 95% LTV and 38% DTI and does not meet the minimum trade line requirement for manual UW. Further details not provided."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan document."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
R8N5ECPPQ64	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	50.498%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 in the amount of xx with the lender "xx" which was recorded on xx/xx/2022.
No active judgments or liens have been found.
The county taxes for 2023 are due on xx/xx/2023.
No prior year’s delinquent taxes have been found.
According to the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023.The last payment was received on xx/xx/2023. The current P&I is xx with an interest rate of 5.375%. The current UPB per tape is xx.	Collections Comments:The current status of the loan is performing.
According to the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB per tape is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the final loan application, the borrower has been the owner of "xx" since xx/xx/2015.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Escrow Account Indicator Loan Value: Yes Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: 30 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000   Tape Value: 111111111101   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 50.49%. Tape shows an income miscalculation due to missing income documentation. BWR has 7.6 years of SE, FICO 799, and xxK equity in the subject. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active.

Downgraded to LVL2 based on PH."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.49%, the borrower’s income was xx and total expenses are in the amount of xx and the loan was underwritten by LP (xx) and its recommendation is "xx" with a DTI of 50.49%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
5AMHWN4XMLA	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2016	xx/xx/2016	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2016	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	34.836%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2016 and recorded on xx/xx/2016 in the amount of xx with xx.
No active judgments or liens have been found.
The annual installments of county taxes for 2022 have been paid in the amount of xx.
The annual installments of county taxes for 2023 are due in the amount of xx.
No prior year’s delinquent taxes have been found.
According to payment history tape data as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023. The current P&I is xx with an interest rate of 3.875%. The current UPB reflected as per the payment history tape data is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history tape data as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history tape data is xx.
As per the final 1003, the borrower previously worked at xx since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Initial 1003_Application Missing Dicsloures Missing Initial Closing Disclosure Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 34.836% Tape Value: 34.835% |---| 0.001% |----| 0.00100% Comment: As per Tape data, post close DTI is 34.835%. However final application documents reflect as 34.836%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 30.509%   Tape Value: 30.508%   Variance: 0.001%   Variance %: 0.00100%   Comment: As per Tape data, post close housing Ratio is 30.508%. However final application documents reflect as 30.509%.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: 26 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.188%   Tape Value: 96.500%   Variance: 1.688%   Variance %: 1.68800%   Comment: Collateral Value used for Underwriting: xx. Amount of Secondary Lien(s): xx. Loan Amount: xx. CLTV 98.188.500%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 98.188%   Tape Value: 96.500%   Variance: 1.688%   Variance %: 1.68800%   Comment: Collateral Value used for Underwriting: xx. Amount of Secondary Lien(s): xx. Loan Amount: xx. LTV 98.188.500%   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 222322223233 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan was repurchased from XXXX, as it is not FHA-insurable. Further details not provided."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "ComplianceEase TRID tolerance test failed due to initial closing disclosure is missing from the loan file."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Borrower's intent to proceed is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "Mortgage insurance certificate is missing from the loan file. The loan is escrowed."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan file."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from the loan file.

																																																																																								Home loan toolkit is missing from the loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
TDX7Y0S37KD	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.000%	360	xx/xx/2016	xx/xx/2016	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2016	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	45.476%	First	Short Form Policy	Not Applicable	xx	Unavailable	xx	Unavailable	4.000%	xx	xx/xx/2022	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2016 and recorded on xx/xx/2016 with the lender xx.
There is a junior mortgage that was originated on xx/xx/2016 and recorded on xx/xx/2016 with the lender xx.
There is a junior mortgage that was originated on xx/xx/2019 and recorded on xx/xx/2019 with the lender xx. The junior mortgage amount is greater than the original balance.
There is a civil judgment against xx favor of xx for the amount of xx recorded on xx/xx/2019.
The annual county taxes for 2022 were paid in the amount of xx.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the current interest rate is 4.000%.	Collections Comments:The loan is currently performing and the next due date is xx/xx/2023.
The last payment was received on xx/xx/2023. The unpaid principal balance is xx.
The loan has been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated xx/xx/2022, the borrower’s income was impacted by Covid-19. The forbearance plan for 24 months began on xx/xx/2020 and ran until xx/xx/2022.
As per the comment dated xx/xx/2022, the mod was approved.
As per the comment dated xx/xx/2022, the subject property is owner occupied.
As per the comment dated xx/xx/2022, the subject property was damaged. The type of damage is not available. The loss draft check was received, but the amount is not mentioned. However, we are unable to determine whether the repairs have been completed or not. Further details not provided.
As per the final application, the borrower has been the president of "xx" for 42 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of xx, an interest rate of 4.000% and a maturity date of xx/xx/2046. According to the payment history as of xx/xx/2023, the current P&I is xx. However, there is a difference in P&I with respect to note data. As per the seller’s tape, the loan was modified on xx/xx/2022 with the new modified principal balance is xx. As per the comment dated xx/xx/2022, the mod was approved. The modification agreement is missing from the loan file.

Credit Report Initial 1003_Application Missing Dicsloures Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Doc Date of Last Modification Loan Value: Unavailable Tape Value: xx/xx/2022 |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Initial escrow account disclosure in the loan file.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 34.047%   Tape Value: 34.046%   Variance: 0.001%   Variance %: 0.00100%   Comment: As per Tape data, post close housing Ratio is 34.046%. However final application documents reflect as 34.047%.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: 36 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 480   Variance: -120   Variance %: -25.00000%   Comment: As per Tape data, Maturity term of loan is 480 months. However note documents reflect 360 months.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 90.000%   Tape Value: 80.000%   Variance: 10.000%   Variance %: 10.00000%   Comment: Collateral Value used for Underwriting: xx. Amount of Secondary Lien(s): xx. Loan Amount: xx. CLTV 90.000%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000M000000000004444444   Tape Value: 4433000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: xx Tape Value: xx Variance: xx Variance %: 25.00000% Comment: Final CD reflects sales price of property is xx. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan was repurchased due to missing documentation. Review of the loan document shows the initial 1003, CD, and other disclosures are missing from the loan file. Further details not provided."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "ComplianceEase TRID tolerance test failed due to initial closing disclosure is missing from the loan file."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan file."
* Intent to Proceed Missing  (Lvl 2)     "Borrower's intent to proceed is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan file."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from the loan file.

Home loan toolkit is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.48% the borrower's income is 7,366.71 and total expenses are in the amount of xx and the loan was underwritten by LP (xx) and its recommendation is "xx" with a DTI of 45.48%."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Unavailable	xx
O8O8XNTINU5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2023	xx/xx/2023	USDA	Fixed	Purchase	xx	xx	Full Documentation	Yes	Not Applicable	Unavailable	Not Applicable	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	xx	40.852%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx with xx.
No active judgments or liens have been found.
The annual installments of county taxes for 2022 have been paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower has been working at xx since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value xx NA Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L require MI? No. NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 102.940%   Tape Value: 97.949%   Variance: 4.991%   Variance %: 4.99100%   Comment: Original CLTV Ratio Percent 97.949% in audit 102.940%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 102.940%   Tape Value: 97.949%   Variance: 4.991%   Variance %: 4.99100%   Comment: Original Standard LTV 97.949% in audit 102.940%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2053 Tape Value: xx/xx/2053 Variance: -184 (Days) Variance %: Comment: Stated maturity date xx/xx/2053 as per note xx/xx/2053. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the loan closed prior to the USDA issuing the conditional commitment. Further details were not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan document."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
0CUD14L4QOZ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.177%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx with xx.
No active judgments or liens have been found.
The first installment of county taxes for 2023 has been paid in the amount of xx.
The second installment of county taxes for 2023 is due in the amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower previously worked at xx since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2022   Variance: 60 (Days)   Variance %:    Comment: As per note the document date is xx/xx/2023   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2053 Tape Value: xx/xx/2025 Variance: 10013 (Days) Variance %: Comment: As per note stated maturity date is xx/xx/2053 Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape and file show the subject is a new construction property and is a non-arm length transaction with a sales price of xx and the appraised value came in at xx which is xx above the sales price. XXXX search show vacant land, and realtor search show property is constructed; however, property is not clearly visible, and the subject is valued at xxK. 1004D and occupancy certificate is available in the loan file. Current UPB is xxK. Further details are not provided.""	* Closing_Disclosure violations (Lvl 3) "As per the document tracker located at "xx", the revised CD dated xx/xx/2023 is missing from the loan documents."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "Loan fails Qualified Mortgage lending policy points and fees test due to Fees charged xx exceeds fees threshold of xx over by +xx.  The below fees were included in the test: Points - Loan Discount Fee paid by Borrower: xx Processing Fee paid by Borrower: xx Underwriting Fee paid by Borrower: xx."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan exceeding the interest-party contribution (xx) limit of 6%. The LTV is 80%. FCD reflects a seller credit of xx and the sales price of xx. ITP goes to 20%, which exceeds the conventional IPC limit of 6%."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "LP report prior to closing is missing from the loan documents. Post-close LP report is located at PG#563."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 42.17%. Tape shows two unsourced large deposits totaling xx. Total assets available as per LP are xx, and the cash to close requirement is xx. Backing out the large deposits creates an asset shortfall of xx. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to Initial CD is missing from loan documents.

Downgrade to LVL2, 1 year SOL has expired"
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (xx) QM points and fees test due to Fees charged xx exceeds fees threshold of xx over by +xx.  The below fees were included in the test: Points - Loan Discount Fee paid by Borrower: xx Processing Fee paid by Borrower: xx Underwriting Fee paid by Borrower: xx.

																																																																																								Downgraded the exception as SOL has been expired. xx/xx/2024."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
7Z6K5JR22IX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	Yes	xx	xx	30.657%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx. in the amount of xx which was recorded on xx/xx/2022.
No active judgments or liens have been found.
Annual county taxes for 2023 are due in the amount of xx.

As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx.
As per final 1003, the borrower was previously working at xx for the period xx/xx/2019 to xx/xx/2021. Later, the borrower started working at xx for the period xx/xx/2021 to xx/xx/2022. Currently, the borrower joined xx
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 17 Tape Value: 19 |---| -2 |----| -10.52631% Comment: Age of loan is 17. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 30.657%   Tape Value: 31.552%   Variance: -0.895%   Variance %: -0.89500%   Comment: As per 1008 borrower DTI 30.688%   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: 26.194% Tape Value: 26.959% Variance: -0.765% Variance %: -0.76500% Comment: As per 1008 housing ratio is 26.221% Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the seller is unable to mitigate the difference in the flood zone on the policy, the flood certificate, and the appraisal. Review of the appraisal report and flood certificate shows that property is in a flood zone. Flood insurance coverage is available for the subject mortgage. Further details not provided."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 does not reflect Points - Loan Discount Fee. However, CD dated xx/xx/2022 reflects Points - Loan Discount Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflects Appraisal Fee at xx. However, CD dated xx/xx/2022 reflects Appraisal Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

																																																																																								Subject loan is purchase case, originated on xx/xx/2022 and the SOL is 1 year."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
H9KVZFYUK9G	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$1,191.38	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	45.271%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
No active judgments or liens have been found.
2nd half county taxes for 2023 are due on xx/xx/2024 in the amount of xx.
1st half county taxes of 2023 have been delinquent on xx/xx/2023 in the amount of xx which were good through xx/xx/2023.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
As per the final application, the borrower has been working at xx as a xx for 18 years.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 24 Tape Value: 26 |---| -2 |----| -7.69230% Comment: Age of loan is 24. Tape Source: Initial Tape Type:
																																																																																				Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO, but the tape indicates that the property is NOO due to misrepresentation. Further details were not provided. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan document."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.271%, as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is 'xx' with a DTI of 45.11%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
J71SJWSJ8MZ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	27.736%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2020 with the lender xx. in the amount of xx which was recorded on xx/xx/2020.
No active judgments or liens have been found.
The second installment combined taxes for 2023 are due in the amount of xx which was due on xx/xx/2023.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx.
The loan was originated on xx/xx/2020. As per tape data, the borrower was not employed at xx
As xx, the borrower has been working at xx as an xx for 3.4 years.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 40 Tape Value: 42 |---| -2 |----| -4.76190% Comment: Tape Source: Initial Tape Type:
Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 27.73%. Tape shows BWR was not employed at the time of closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/2020, and the 3-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
YV0IQ5HA54T	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx/xx/2020	xx/xx/2020	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	54.260%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023, the subject mortgage originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xx in favor of xx.
The second installment of county taxes for 2023 is due in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower has been delinquent with the loan for 7 months, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of P&I of xx which was applied for the due date of xx/xx/2023. The current rate of interest is 4.250% and the current UPB is xx.	Collections Comments:According to servicing comments, the current status of the loan is in collection.
According to the payment history as of xx/xx/2023, the borrower has been delinquent with the loan for 7 months, and the next due date is xx/xx/2023. The current UPB is xx.
As per the collection comment dated xx/xx/2021, the borrower’s income was impacted by Covid-19. Further details not provided.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy and current condition of the subject property has been found in the latest servicing comments. CCs do not show any damage.
The COVID-19 attestation document is available at "xx".
As per the final 1003, the borrower has been working at xx as a xx for 245 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing Initial Closing Disclosure Missing or error on the Rate Lock Mortgage Insurance Transmittal (1008)	Field: Age of Loan Loan Value: 29 Tape Value: 36 |---| -7 |----| -19.44444% Comment: NA Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= 120 Days   Tape Value: Collections   Variance:    Variance %:    Comment: Collections >=120 days   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.188%   Tape Value: 96.500%   Variance: 1.688%   Variance %: 1.68800%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2020   Tape Value: xx/xx/2020   Variance: -41 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 98.188%   Tape Value: 96.500%   Variance: 1.688%   Variance %: 1.68800%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "The loan failed the FHA QM safe harbor test threshold test due to an APR calculated at 5.342% exceeding the APR threshold of 4.963% over by +0.379%. The HPML disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. Loan failed the qualified mortgage safe harbor threshold test due to the APR calculated at 5.342% exceeding the APR threshold of 4.470% over by +0.872%. The HPML disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial CD is missing from the loan documents."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx)(xx)) due to an APR calculated at 5.342% exceeding the APR threshold of 4.470% over by +0.872%. The HPML disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulations 1026.35(xx), (xx), and (xx)."
* MI, FHA or MIC missing and required (Lvl 2)     "Mortgage insurance certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "The initial CD dated xx/xx/2020 is missing from the loan documents. However, document tracker is available at "xx"."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit is missing from the loan documents."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 54.260% as the borrower’s income is xx and total expenses are in the amount of xx. The loan was underwritten by DU (xx), and its recommendation is "xx" with a DTI of 54.26%."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
YGSQRHEKHB1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	xx	43.701%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023, the subject mortgage originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of xx in favor of "xx".
No active liens and judgments have been found against borrower and property.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
Unable to determine current occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final application, the borrower has been working at xx as a xx for 58 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the seller credited over the allowable amount on the seller'xx's contribution of 3.235%. Elevated for client review."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
U23FSM36ULV	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	50.197%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023 the subject mortgage was originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of xxin favor of "xx".
No active judgments or liens found.
The 2023 county annual taxes were paid in the amount of xxon xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 6.880%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P & I is xx with an interest rate of 6.880%. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
There are two notices of commencement located at "xx" and "xx" The general description shows the installation of a roof-mounted grid-tied PV system. CCs do not show any damages.
As per tape data, the subject property is owner occupied.
The subject property is in "xx" and in "xx" County located at "xx". CCs do not show damage that occurred due to hurricane Ian.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per final application, the borrower has been working at xx since xx/xx/2012.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Dicsloures Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Escrow account indicator is yes.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: -30 (Days)   Variance %:    Comment: First payment date is xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: 102 (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000 Tape Value: 0 Variance: Variance %: Comment: 000000 Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx,
Processing Fee paid by Borrower: xx,
Underwriting Fee paid by Borrower: xx."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx,
Processing Fee paid by Borrower: xx,
Underwriting Fee paid by Borrower: xx."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Home loan toolkit is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The affiliated business disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 50.19%. The tape shows the tax return for year 2021 is missing, and SE income using only one year (xx) tax returns is unsupported. The revised DTI is 66.69%. BWR2 has 2 years on the job as xx, 0X30 since inception, FICO 810 and xxk equity in the subject. Further details were not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active.

xx/xx/2026: SOL expired. Downgraded to LVL 2."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test due to LE dated xx/xx/2023 does not reflect Points - Loan Discount Fee. However, CD dated xx/xx/2023 reflects Points - Loan Discount Fee at xx. This is increase in fee of $ +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2023 and the 1 year SOL is active.

																																																																																								Downgraded to LVL2 assuming securitization closes in May, 1 year SOL expires April 2024"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
HQXTXIE4EAX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	26.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	48.910%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
No active liens and judgments have been found against the borrower and subject property.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final application, the borrower has been working at xx as a xx for 117 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Dicsloures Missing or error on the Rate Lock Missing Required Disclosures Mortgage Insurance	Field: Age of Loan Loan Value: 13 Tape Value: 15 |---| -2 |----| -13.33333% Comment: Age of loan is 13. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 48.910%   Tape Value: 50.449%   Variance: -1.539%   Variance %: -1.53900%   Comment: Borrower DTI ratio percent is 48.910%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: MI Company Loan Value: Unavailable Tape Value: xx Variance: Variance %: Comment: MI company is unavailable. Tape Source: Initial Tape Type:	3: Curable	* Application Missing (Lvl 3) "Final application is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Home loan toolkit is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The affiliated business disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48.91%. Tape shows a dispute over student debt monthly payments, and the revised DTI is 50.44%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active. BWR employed 9 years as hair stylist, FICO 791 and 0X30 since inception."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.910%, as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by LP (xx) and its recommendation is "accept" with a DTI of 49%."		Minimal	Pass	Pass	No Result	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
IPHNU8MLWZH	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	xx	18.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	22.086%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 in the amount of xx with the lender, xx which was recorded on xx/xx/2022.
There is a junior mortgage against the subject property in the amount of xx with the lender "xx" which was recorded on xx/xx/2022.
No active liens and judgments have been found.
The county taxes for 2022-23 are paid.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) and was applied to the due date of xx/xx/2023. The monthly P&I is xx, and the interest rate is 7.625%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) and was applied to the due date of xx/xx/2023. The monthly P&I is xx, and the interest rate is 7.625%. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the final application, the borrower was previously working at xx as a xx for 9 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Initial LE Missing or error on the Rate Lock Missing Required Disclosures Mortgage Insurance	Field: Age of Loan Loan Value: 11 Tape Value: 12 |---| -1 |----| -8.33333% Comment: Note reflects age of loan as 11 months. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 22.086%   Tape Value: 22.334%   Variance: -0.248%   Variance %: -0.24800%   Comment: DTI is 22.086%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: MI Company Loan Value: Unavailable Tape Value: xx Variance: Variance %: Comment: Not available Tape Source: Initial Tape Type:	3: Curable	* Application Missing (Lvl 3) "Final application signed by the borrower is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents.

Home loan toolkit is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The affiliated business disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 22%. Tape shows BWR was not employed at the time of closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial LE is missing from the loan documents.

																																																																																								Downgraded the exception as SOL has been expired. xx/xx/2024."		Minimal	Pass	Pass	No Result	Pass	No Result	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
FRR175XKFFZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	xx	Unavailable	Unavailable	Not Applicable	PUD	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	xx	45.283%	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 with the lender xx which was recorded on xx/xx/2023.
There is one junior mortgage against the subject property in favor of xx in the amount of xx which was recorded on xx/xx/2023.
The first and second installments of combined taxes for 2022 are paid in the amount of xx.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
As per final application, the borrower has been working at xx as a xx for 4.4 years.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Dicsloures Missing DU/GUS/AUS Missing or error on the Rate Lock Mortgage Insurance Transmittal (1008)	Field: Age of Loan Loan Value: 2 Tape Value: 4 |---| -2 |----| -50.00000% Comment: As per note doc age of loan is 2; however, seller tape shows age of loan is 4. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 45.283%   Tape Value: 49.985%   Variance: -4.702%   Variance %: -4.70200%   Comment: As per final application DTI ratio percent is 45.283%; however, seller tape shows DTI ratio percent is 49.985%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Unavailable   Tape Value: 30.000%   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 95.000%   Tape Value: 98.000%   Variance: -3.000%   Variance %: -3.00000%   Comment: As per appraisal calculated LTV ratio percent is 95.000%; however, seller tape shows LTV ratio percent is 98.000%.   Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property city name is 'XXXX'.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type is 'PUD'. Tape Source: Initial Tape Type:	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from loan documents."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "Final DU report is missing from loan document. However, post-closing DU is located at_FannieCreditPackage-XXXX_Pg#1."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Home loan toolkit is missing from the loan documents.

Settlement services provider list is missing from loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "The affiliated business disclosure is missing from loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45.28%. Tape shows the lender miscalculated the debts, and the revised DTI is 49.98%. BWR has 4.4 years on the job as xx, 0X30 since inception, FICO 724, and xxk equity in the subject. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active."		Minimal	Pass	Pass	No Result	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
RE1IR9IZWX2	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Manufactured Housing	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	xx	47.567%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 in the amount of xx with the lender, xx which was recorded on xx/xx/2023.
No active liens and judgments have been found.
The annual combined taxes for 2023 are due in the amount of xx
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) and was applied to the due date of xx/xx/2023. The monthly P&I is xx, and the interest rate is 6.625%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) and was applied to the due date of xx/xx/2023. The monthly P&I is xx, and the interest rate is 6.625%. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower has been working at xx as a xx for 7 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Dicsloures Missing or error on the Rate Lock Mortgage Insurance	Field: Age of Loan Loan Value: 1 Tape Value: 3 |---| -2 |----| -66.66666% Comment: Age of loan is 1. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 47.567%   Tape Value: 48.853%   Variance: -1.286%   Variance %: -1.28600%   Comment: As per calculation DTI is 52.790%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount Loan Value: Unavailable Tape Value: 1.110% Variance: Variance %: Comment: Mortgage insurance certificate is missing from loan documents. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged xx fees threshold xx over by +xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Tax Service Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Tax Service Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents.

Home loan toolkit is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "The affiliated business disclosure is missing from the loan documents."
* RESPA Homeownership Counselling Disclosure Date Test Fail (Lvl 3) "Homeownership counseling disclosure is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 47.56%. Tape shows the lender miscalculated the debts and revised DTI is 48.85%. BWR has 7 years SE as xx, 0X30 since inception, FICO 688, and xxk equity in the subject. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active."
																																																																																								* Property is Manufactured Housing (Lvl 2) "The home is affixed. As per appraisal report located at "xx" the subject property is a manufactured home. The affidavit of affixation is available at "xx" reflecting that the home is affixed permanently to the land. The ALTA 7 endorsement is not attached with the final title policy. The VIN/serial number is not available in the legal description of the recorded mortgage."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
0GVVP0RVJA1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.875%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	42.805%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 with the lender xx which was recorded on xx/xx/2023.
There are two judgments against xx favor of xx. which were recorded on xx/xx/2023 and xx/xx/2023.
Annual combined taxes for 2023 are due in the amount of xx which was due on xx/xx/2024.
As per payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 for the due date of xx/xx/2023. The current P&I is xx and interest rate is 7.875%. The UPB is xx.	Collections Comments:The loan is currently performing.
As per payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 for the due date of xx/xx/2023. The current P&I is xx and interest rate is 7.875%. The UPB is xx.
As per final 1003, the borrower was previously working at xx as an xx.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 42.80%. Tape shows the lender miscalculated the monthly student debt, and the revised DTI is 54.2%. BWR has 6 months on the job as xx, FICO 691, and xxk equity in the subject. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active.

xx/xx/2026: SOL expired. Downgraded to LVL 2."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

Downgraded the exception as SOL has been expired. xx/xx/2024."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 8.200% exceeds APR threshold of 7.870% over by +0.330%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2022 does not reflect Lock Extension fee. However, CD dated xx/xx/2023 reflects Lock Extension fee at xx.
Loan estimate dated xx/xx/2022 reflect Credit Report Fee at xx. However, CD dated xx/xx/2023 reflects Credit Report Fee at xx.
This is an increase in fees of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan originated on xx/xx/2023, and the 1-year SOL is active.

Downgraded the exception as SOL has been expired. xx/xx/2024."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 8.265% exceeds APR threshold of 7.870% over by +0.395%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx)."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
2WVC6R9OZ63	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$1,502.08	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2022	xx/xx/2022	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	55.421%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx. No active liens or judgments have been found against the borrower or subject property. The second installment of county taxes for 2023 is due in the amount of xx. The first installment of county taxes for 2023 is delinquent in the amount of xx on xx/xx/2023 and good through xx/xx/2023.	According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 3.250%.	Collections Comments:The loan is currently performing and the next due date is xx/xx/2023.
The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
The borrower has been receiving social security income.
The Covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 55.421% Tape Value: 55.420% |---| 0.001% |----| 0.00100% Comment: As per Tape data, post close DTI is 55.420%. However final application documents reflect as 55.421%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: NA/.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Cash Out - Other   Tape Value: Limited Cash Out (GSE definition)   Variance:    Variance %:    Comment: Purpose of refinance is cash out other.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx/xx/2052 Tape Value: xx/xx/2052 Variance: -29 (Days) Variance %: Comment: As per tape data, Stated maturity date is xx/xx/1952 .However Note documents reflects it xx/xx/2052. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows GNMA seasoning was not met on the loan. The subject loan is insured and meets VA requirements. Further details not provided."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 55.421% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 55.421%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
LLF5PUI9ZAO	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2022	xx/xx/2022	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	35.278%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 in the amount of xx in favor of xx for xx, which was recorded on xx/xx/2022.
No active liens and judgments have been found against the borrower and the property.
Annual combined taxes for the year of 2023 have been paid in the amount of xx.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final 1003, the borrower previously worked at xx as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: Yes |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2022 Tape Value: xx/xx/2022 Variance: -5 (Days) Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "In VA cash-out refinance loans, there should be a waiting period, or gap, of 210 days between the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans. On this loan, the waiting period is not satisfied."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
WR4NXOUGG6D	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	No	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2022	xx	Secondary	Yes	Yes	No	xx	Not Applicable	43.906%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
There is a municipal lien against xx in favor of "xx" which was recorded on xx/xx/2023 in the amount of xx.
The annual installments of combined taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
The annual installments of combined taxes for 2023 are due in the amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history tape data as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. We are unable to determine the last payment received, current P&I, or interest rate. The current UPB reflected, as per the payment history tape data, is xx.	Collections Comments:The current status of the loan is performing.
According to payment history tape data as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB is xx.
As per the final 1003, the borrower has been working at xx since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: Updated as per note documents. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per note documents.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per note documents.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2022 Tape Value: xx/xx/2022 Variance: -2 (Days) Variance %: Comment: Updated as per note documents. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.

The below fees were included in the test:

Administration Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Occupancy concerns - (Lvl 3) "Subject was approved as OO however borrower works and lives in NY, while subject property is in XXXX, TX. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 43.90%. Tape shows an income miscalculation. BWR has 2.10 years on the job as xx, FICO 777, and xxk equity in the subject. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active.

xx/xx/2026: SOL expired. Downgraded to LVL 2."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on xx/xx/2022 and the SOL is 1 year."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflect Points - Loan Discount fee at xx. However, CD dated xx/xx/2022 reflects Points - Loan Discount Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2022 and the SOL is 1 year."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (xx) QM points and fees test due to Fees charged xx exceeds fees threshold of xx over by +xx.

The below fees were included in the test:

Administration Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx

																																																																																								Downgraded the exception as SOL has been expired. xx/xx/2024."		Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
S6AJPLW73VU	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Arkansas	xx	xx	No	Yes	Not Applicable	Other	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx/xx/2019	xx	Primary	Yes	Yes	No	xx	Not Applicable	38.955%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 in the amount of xx in favor of "xx"
There are 2 real estate tax liens against the subject property in favor of xx, Georgia, for the total amount of xx recorded on xx/xx/2022 and xx/xx/2022.
The annual combined taxes for 2023 have been paid in the amount of xx on xx/xx/2023.
The annual city taxes for 2022 have been paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to payment history tape data as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. We are unable to determine the last payment received, current P&I, or interest rate. The current UPB reflected, as per the payment history tape data, is xx.	Collections Comments:The current status of the loan is performing.
According to payment history tape data as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. We are unable to determine the last payment received, current P&I, or interest rate. The current UPB reflected, as per the payment history tape data, is xx.
As per the final 1003, the borrower has been retired and is receiving social security income.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #1 Middle Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Borrower First Name Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Note reflects borrower 1st name as XXXX. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows that the loan had an early payment default (xx). Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated at 6.030% exceeds APR threshold of 5.360% over by +0.670%. The HPML disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2019 reflects the transfer taxes fee at xx. However, the final CD dated xx/xx/2019 reflects the transfer taxes fee of xx. This is an increase in the fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx/xx/2019, and the 1-year SOL is expired."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx)(xx)) due to an APR calculated at 6.030% exceeding the APR threshold of 5.360% over by +0.670%. The HPML disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulations 1026.35(xx), (xx), and (xx)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
EFZK296NCPE	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	xx	xx	No Documentation	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	PUD	Not Applicable	Unavailable	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with the lender xx.
There is a civil judgment against xx favor of xx for the amount of xx recorded on xx/xx/2022.
The annual combined taxes for 2023 were paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/2023, the borrower has been currently delinquent for 6 months and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 3.250%.

Collections Comments:The loan is currently in collection and the next due date is xx/xx/2023.
The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx.
The loan has been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated xx/xx/2023, the borrower is unemployed.
As per the comment dated xx/xx/2023, the reason for default is curtailment of income.
As per the comment dated xx/xx/2023, the subject property is owner occupied.
As per the comment dated xx/xx/2023, the subject property is located in disaster area.
No comment pertaining to the damage to the subject property has been observed.
The employment details are not available.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of xx, an interest rate of 3.250% and a maturity date of xx/xx/2050. The P&I as per payment history is xx and the interest rate is 3.250%.The due date has been changed from xx/xx/2021 to xx/xx/2022. As per the tape, the loan was modified on xx/xx/2022. The modification agreement is missing from the loan file.	Credit Application
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Note
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: 58.235% |---| |----| Comment: Unavailable Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2023   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx/xx/2022   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Unavailable   Tape Value: Yes   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2020   Tape Value: xx/xx/2023   Variance: -912 (Days)   Variance %:    Comment: Interest paid through date is xx/xx/2020.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Unavailable   Tape Value: 30.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: Unavailable   Tape Value: xx/xx/2022   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: xx/xx/2020   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment Frequency   Loan Value: Unavailable   Tape Value: Monthly   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444444321112111044444444   Tape Value: 543221000100009989876998   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/xx/2050 Variance: Variance %: Comment: Unavailable Tape Source: Initial Tape Type:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "The original note is missing from the loan file. The affidavit of lost note is not available in the loan file. The tape data indicates the latest modification was made on xx/xx/2022 and the borrower has been making payments as per the modification. However, the modification agreement is missing from the loan file."	* Compliance Testing (Lvl 3) "The tape shows that the loan failed to meet the Federal FACTA disclosure timing test. A credit report was obtained on xx/xx/2020, and a FACTA disclosure was issued on xx/xx/2020. Further details not provided. Also, the subject loan's initial QM status did not match and was later corrected to non-QM per client request. Further details not provided."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final closing disclosure is missing from the loan documents."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "DTI at the time of loan approval could not be verified due to missing loan documents. Tape shows the lender miscalculated income using 1 year's tax returns instead of a 2-year average. The DTI is at 58.23%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2020, and the 3-year SOL is expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood insurance certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance certificate is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from the loan documents.

Home loan toolkit is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
EX4DS3OVWZH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	First	$2,946.64	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2020	xx	Investor	Yes	Yes	No	xx	xx	45.935%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xx in favor of "xx".

There is an active junior mortgage against the subject property in favor of "xx" in the amount of xx originated on xx/xx/2022 which was recorded on xx/xx/2022.
The county taxes for xx have been delinquent in the amount of xx which was due on xx/xx/2023 and is payable on xx/xx/2023.
The second installment of county taxes for 2022/2024 is due in the amount of xx.
According to the payment history as of xx/xx/2023, the borrower has been delinquent for 9 months. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2023, the borrower has been delinquent for 9 months. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2023, the borrower’s income was impacted by COVID-19. The forbearance plans were extended for 3 months. Further details are not provided.
As per comment dated xx/xx/2023, the subject property is renter occupied.
No evidence has been found regarding bankruptcy and foreclosure.
As per final application, the borrower has been working at xx as a xx for 173 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #1 Middle Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 45.935%   Tape Value: 43.243%   Variance: 2.692%   Variance %: 2.69200%   Comment: Borrower DTI ratio percent is 45.935%.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444444444432100000000000   Tape Value: 999876543210000000000000   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Debt consolidation Tape Value: Cash Out - Other Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "The subject is NOO. Tape shows a revised LE or CD was not provided to the BWR within three business days of the changed circumstances. Further details not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject is NOO and was approved at 45.93%. The tape shows lease payments were not included in DTI calculations, which may push DTI higher. Further details were not provided. Lender defect. The subject loan originated on xx/xx/2020, and the 3-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
1U4QWLWQHQC	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	40.328%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per review of updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 in the amount of xx in favor of "xx" which was recorded on xx/xx/2022.
No active liens or judgments have been found.
The annual combined taxes for 2023 are due in the amount of xx for xx/xx/2023.
No prior-year delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 4.375% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 4.375% which was applied for the due date of xx/xx/2023. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
As per the final application, previously, the borrower was the owner of Hawk Art from xx/xx/2014 to xx/xx/2020. Currently, the borrower has been working at xx as a xx for 14 months.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: xx/xx/2022 Tape Value: xx/xx/2022 |---| 34 (Days) |----| Comment: As per documents. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 40.328%   Tape Value: 3326.800%   Variance: -3286.472%   Variance %: -3286.47200%   Comment: As per calculation.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: 33.268% Tape Value: 40.330% Variance: -7.062% Variance %: -7.06200% Comment: As per calculation. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows that the appraised value of the subject is not supported. Subject is an older home that faces railroad tracks. Comps appear superior. Comp #2 with a sales price of xxK, is closest to the subject property, valued at xxK. XXXX search shows an estimated value of xxK. Current UPB xxK. Tape also notes that there is a BPO showing 189% LTV. BPO was not in file. Elevated for client review."	* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on xx/xx/2022 and the loan closed on xx/xx/2022. No lock extension found."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2022 reflects Appraisal Fee at xx. However, final CD dated xx/xx/2022 reflects Appraisal Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2022 and the 1-year SOL is expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
GTYBPHJZC0L	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.460%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with the lender xx. for the amount of xx.
No active liens or judgments have been found against the borrower or subject property.
The annual combined taxes for 2023 were paid in the amount of xx.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 6.250%.

Collections Comments:The loan is currently performing and the next due date is xx/xx/2023.
The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated xx/xx/2023, the subject property is owner occupied.
As per the comment dated xx/xx/2023, there is a payment dispute.
No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx as a xx for 300 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: xx/xx/2023 Tape Value: xx/xx/2022 |---| 45 (Days) |----| Comment: As per documents. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 44.460%   Tape Value: 2340.000%   Variance: -2295.540%   Variance %: -2295.54000%   Comment: As per calculation.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 38.398%   Tape Value: 44.460%   Variance: -6.062%   Variance %: -6.06200%   Comment: As per calculation.   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: Investor   Variance:    Variance %:    Comment: As per documents.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: -3 (Days)   Variance %:    Comment: As per documents.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: As per documents. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged of xx exceeding the fee threshold of xx by +xx. The following lists of fees were included in the test: Commitment Fee paid by Borrower: xx Mortgage Broker Fee paid by Borrower: xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed GSE (xx) QM points and fees test due to fees charged of xx exceeding the fee threshold of xx by +xx. The following lists of fees were included in the test: Commitment Fee paid by Borrower: xx Mortgage Broker Fee paid by Borrower: xx"
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan was approved as NOO. FCD shows the proceeds in the amount of xx were used for non-mortgage debt. The loan was tested for compliance through CE."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject is approved at 44.46%. The tape shows the loan was repurchased as the BWR was not employed at the time of closing. Further details were not provided. BWR defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.460% as the borrower’s income is xx and total expenses are in the amount of xx. The loan was underwritten by DU (xx), and its recommendation is "xx" with a DTI of 44.45%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
BO1NNAQYD3L	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	48.285%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx".
There are 2 prior hospital liens against the borrower in favor of the same plaintiff "xx" in the amount of xx.

County taxes for 2023 are due in the amount of xx on xx/xx/2024.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final application, the borrower has been working at xx as a xx for 132 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: xx/xx/2022 Tape Value: xx/xx/2021 |---| 121 (Days) |----| Comment: Final application date is xx/xx/2022. Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Note reflects borrower #1 middle name is XXXX.   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 48.285%   Tape Value: 3596.200%   Variance: -3547.915%   Variance %: -3547.91500%   Comment: As per Tape data, post close DTI is 3,596.200%. However final application documents reflect as 48.282%.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Note shows borrower last name is XXXX.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: 40.309% Tape Value: 43.940% Variance: -3.631% Variance %: -3.63100% Comment: As per Tape data, post close housing Ratio is 43.940%. However final application documents reflect as 40.309% Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO, but the tape indicates that the property is NOO due to misrepresentation. BWR purchased another property within 60 days of closing. Further details were not provided. Elevated for client review."	* Missing Initial Closing Disclosure (Lvl 3) "Initial closing disclosure dated xx/xx/2022 is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan file."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "TRID tolerance test is incomplete due to Initial CD is missing from loan documents. Subject loan is a purchase, originated on xx/xx/2022 and the SOL is 1 year."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.28%, as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is 'xx' with a DTI of 48.28%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
KK3O3WICBM9	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	180	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2022	xx	Investor	Yes	Yes	No	xx	Not Applicable	31.992%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 in the amount of xx with the lender "xx" which was recorded on xx/xx/2022.
No active judgments or liens have been found.
The combined taxes for 2022 are due on xx/xx/2024 in the amount of xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P&I is xx, and the interest rate is 5.625%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB per tape is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the final loan application, the borrower has been the owner of "xx" since xx/xx/2013.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Application Date (Baseline script version) Loan Value: xx/xx/2022 Tape Value: xx/xx/2022 |---| 74 (Days) |----| Comment: Seller tape shows application date is xx/xx/2022 as per 1003 is xx/xx/2022. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: 0.000% Tape Value: 25.960% Variance: -25.960% Variance %: -25.96000% Comment: Seller tape shows Housing Ratio is 25.960% as per 1008 document is 0%. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan is a NOO and was approved at 21.50%. The tape shows the loan was repurchased from FNMA due to a rental income miscalculation of the subject and REO property not disclosed on tax returns and applications. The revised DTI is 121%. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active. BWR has been SE for more than 15 years, FICO 752, 0X30 since inception, and xxK equity in the subject.

																																																																																								Downgraded to LVL 2 because occupancy is investment and ATR Exempt."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
AM1216QC6TK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	46.954%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
No active judgments or liens have been found.
Tax status is to follow.
No prior year’s delinquent taxes have been found.

As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2024. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2024. The UPB is xx.
As per the final application, the borrower is getting income from social security and pension.
The appraisal is "xx" As per the document located at "xx" multiple items are listed for the improvements in the amount of xx. The photo addendum shows the foundation and water coming into the basement. An estimated cost of repair is not available. CC does not show any damage.
Covid-19 attestation is located at "xx".
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: xx/xx/2021 Tape Value: xx/xx/2021 |---| 71 (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower #2 First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 46.954%   Tape Value: 2857.000%   Variance: -2810.046%   Variance %: -2810.04600%   Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 28.575%   Tape Value: 47.670%   Variance: -19.095%   Variance %: -19.09500%   Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: xx Tape Value: xx Variance: xx Variance %: 23.56774% Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal of subject property is subject to repairs of multiple items listed in the improvements addendum Pg#666 totaling xx. Final closing disclosure reflect escrow holdback amount xx. However, 1004D completion report is missing from the loan documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.

The below fees were included in the test:

Mortgage Broker Fee (xx) xx
Underwriting Fee paid by Borrower: xx"
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 46.95%. Tape shows rental income from departing REO cannot be supported as BWR sold the property after closing; without rental income, the borrower no longer qualifies, and DTI exceeds 56%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2021, and the 3-year SOL is active."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID Violation due to decrease in lender credit on Closing Disclosure dated xx/xx/2021. Initial CD dated xx/xx/2021 reflects lender credit at xx however, Revised CD dated xx/xx/2021 reflects Lender Credit at xx. This is decrease of xx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2021 and the SOL is 1 year."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx. exceeds fees threshold of xx over by +xx.

The below fees were included in the test:

Mortgage Broker Fee (xx) xx
Underwriting Fee paid by Borrower: xx.

Downgraded the exception as SOL has been expired. xx/xx/2024."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.95% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 46.95%."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
67INDGKJW21	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	46.512%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 with the lender xx. in the amount of xx which was recorded on xx/xx/2023.
No active judgments or liens have been found.
The first and second installments of county taxes for 2023 are paid.

As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The UPB is xx.
As per the final 1003 application, the borrower was previously working at xx for the period xx/xx/2020 to xx/xx/2021. Later, the borrower started working at xx for the period xx/xx/2021 to xx/xx/2022. Currently, the borrower joined "xx" as a "xx" on xx/xx/2022.
The loan was originated on xx/xx/2023 and the Covid-19 attestation is located at "xx".
The post-closing details regarding the bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Application Date (Baseline script version) Loan Value: xx/xx/2023 Tape Value: xx/xx/2023 |---| 10 (Days) |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 46.512%   Tape Value: 3248.400%   Variance: -3201.888%   Variance %: -3201.88800%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: 32.484% Tape Value: 52.190% Variance: -19.706% Variance %: -19.70600% Comment: NA. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 46.51%. Tape shows undisclosed debts prior to closing may push DTI to 52%. Borrower'xx's request. Further details not provided. BWR defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

Downgraded the exception as SOL has been expired. xx/xx/2024."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan fails Compliance Ease delivery and timing test for Closing Disclosure dated xx/xx/2023. Document tracker is missing and 3 business days were added to get receipt date as xx/xx/2023 which is after the consummation date.

Downgraded the exception as SOL has been expired. xx/xx/2024."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx/xx/2023 reflects the sum of Section C fees and Recording fee at xx. However, CD dated xx/xx/2023 reflects the sum of Section C and Recording fee at xx. This is a cumulative increase of +xx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2023 and the 1-year SOL is active.

																																																																																								Downgraded the exception as SOL has been expired. xx/xx/2024."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
H8LEHPHDKV2	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx/xx/2022	xx	Investor	Yes	Yes	No	xx	xx	40.618%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx. in the amount of xx which was recorded on xx/xx/2022.
No active judgments or liens have been found.
Annual county taxes for 2023 have been paid.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx.
Borrower’s employment details are not available.
The post-closing details regarding the bankruptcy have not been found.
The comment dated xx/xx/2023 shows disaster impact.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Application Date (Baseline script version) Loan Value: xx/xx/2022 Tape Value: xx/xx/2022 |---| 23 (Days) |----| Comment: Application date is xx/xx/2022. Tape Source: Initial Tape Type:
Field: Borrower #2 First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower #2 first name is XXXX.   Tape Source: Initial   Tape Type:
Field: Borrower #2 Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower #2 last name is XXXX.   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 40.618%   Tape Value: 2821.000%   Variance: -2780.382%   Variance %: -2780.38200%   Comment: Borrower DTI ration percent is 40.618%.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 28.210%   Tape Value: 40.620%   Variance: -12.410%   Variance %: -12.41000%   Comment: Housing ratio per U/W is 28.210%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Low Rise Condo (1-4 Stories) Variance: Variance %: Comment: Subject property type is Commercial Property. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "The tape shows the subject is a condotel. The subject is a unit at the XXXX project. The review of the appraisal report shows that the subject condo project is located along the Atlantic Ocean in XXXX and includes pools, a clubhouse and restaurant. A XXXX search shows an estimated value of xxK. Current UPB xxK. Elevated for client review."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
IJY4AD3UOQN	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mid Rise Condo (5-8 Stories)	xx/xx/2023	xx	Investor	Yes	Yes	No	xx	xx	39.333%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 in the amount of xx with the lender "xx" which was recorded on xx/xx/2023.
No active judgments or liens have been found.
The county taxes for 2023 were paid on xx/xx/2023 in the amount of xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P&I is xx, and the interest rate is 7.130%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023.
The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
Collection comment dated xx/xx/2023 shows disaster impact. Further details not provided.
No record of post-closing bankruptcy filed by the borrower has been found.
As per final loan application, the borrower has been working at xx since xx/xx/2003.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Application Date (Baseline script version) Loan Value: xx/xx/2023 Tape Value: xx/xx/2022 |---| 30 (Days) |----| Comment: 1003 Application date is xx/xx/2023. Tape Source: Initial Tape Type:
Field: Borrower #2 First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Note shows borrower #2 first name XXXX.   Tape Source: Initial   Tape Type:
Field: Borrower #2 Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Note reflects, borrower #2 last name XXXX.   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 39.333%   Tape Value: 1257.000%   Variance: -1217.667%   Variance %: -1217.66700%   Comment: Final application documents reflect post close DTI is 39.335%.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 12.567%   Tape Value: 39.330%   Variance: -26.763%   Variance %: -26.76300%   Comment: Final application documents reflect post close housing Ratio is 39.330%   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Final application reflects, purpose of transaction is cash out.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: Mid Rise Condo (5-8 Stories) Tape Value: Low Rise Condo (1-4 Stories) Variance: Variance %: Comment: Appraisal reflects mid-rise condo. Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
HMRC8LYH1IE	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.257%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2023 have been paid in the amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 5.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower previously worked at xx since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 12 Tape Value: 14 |---| -2 |----| -14.28571% Comment: NA Tape Source: Initial Tape Type:
Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 49.25%. Tape shows the BWR was not employed at the time of closing. Further details were not provided. BWR defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.257% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is "xx" with a DTI of 49.26%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
CXBG0M7I8EV	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	xx/xx/2023	xx/xx/2023	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	xx	52.864%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per review of updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 in the amount of xx in favor of xx. which was recorded on xx/xx/2023.
No active liens or judgments have been found.
No prior-year delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 6.250% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 6.250% which was applied for the due date of xx/xx/2023. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
As per the final application, previously, the borrower worked at xx since xx/xx/2023.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 52.864% Tape Value: 52.860% |---| 0.004% |----| 0.00400% Comment: As per Tape data, post close DTI is 52.860%. However final application documents reflect as 52.864%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Escrow account is available.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.189%   Tape Value: 96.500%   Variance: 1.689%   Variance %: 1.68900%   Comment: Collateral Value used for Underwriting: xx. Amount of Secondary Lien(s): xx. Loan Amount: xx. CLTV 98.189%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 98.189% Tape Value: 96.500% Variance: 1.689% Variance %: 1.68900% Comment: Collateral Value used for Underwriting: xx. Amount of Secondary Lien(s): xx. Loan Amount: xx. LTV 98.189%. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan is uninsured due to corporate issues. Further details not provided."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
UCUFT9QBWH1	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx/xx/2023	xx/xx/2023	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	40.109%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx with xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2022 have been paid in the amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.
Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower has been working at xx since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 40.109% Tape Value: 40.108% |---| 0.001% |----| 0.00100% Comment: As per DU, calculated DTI is 40.109%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Escrow account indicator Yes   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.189%   Tape Value: 96.500%   Variance: 1.689%   Variance %: 1.68900%   Comment: Original CLTV ratio percentage is 98.189%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 98.189% Tape Value: 96.500% Variance: 1.689% Variance %: 1.68900% Comment: Original standard LTV percentage is 98.189%. Tape Source: Initial Tape Type:	4: Unacceptable	* Value used by lender not supported (Lvl 4) "The original appraisal dated xx/xx/2023 reflects appraised value at xx. However, 2nd appraisal dated xx/xx/2023 reflected a lower appraised value of xx and the lender used the initial appraised value. LTV based on lower, more recent appraisal is 102.74% based on UPB xx and value at xx."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan is uninsured due to corporate issues. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan document."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan document."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
AFQF8P6TE1Q	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	xx/xx/2023	xx/xx/2023	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	xx	39.200%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx with xx.
No active judgments or liens have been found.
Annual county & city taxes for 2023 are due on xx/xx/2024 in the amount of xx.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx. As per the final application, the borrower has been working at xx as a xx for 8 years. The appraisal report in the loan file is xx, water damage, and cracked brick. An estimated cost of repair is not available. CC does not show any damage. No details have been found regarding the completion of the repairs. No foreclosure activity has been found. No details related to the bankruptcy have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Mortgage Insurance	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 90.444%   Tape Value: 88.889%   Variance: 1.555%   Variance %: 1.55500%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 90.444% Tape Value: 88.889% Variance: 1.555% Variance %: 1.55500% Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report reflects "as is", but the photo addendum of the subject property shows the fascia board is missing; cracked bricks and water damage were noticed on the roof of the room. However, the updated 1004D/Completion report is missing from the loan documents. Also, the final CD reflects a holdback in the amount of xx."
* Compliance Testing (Lvl 3)     "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Administration Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed FHA QM safe harbor test threshold test due to APR calculated 6.640% exceeds APR threshold of 8.107% under variance of -1.467%."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed Brokerage/Finder Fee Test Inclusion test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Administration Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Administration Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan is uninsured due to corporate issues. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
* Rebuttable Presumption - defined by loan findings (Lvl 3)     "Loan fails FHA QM Rebuttable Presumption test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Administration Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
																																																																																							Underwriting Fee paid by Borrower: xx."			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Unavailable	xx
AJI0PK4V6D9	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	40.036%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022, which recorded on xx/xx/2022 with instrument# xx in the amount of xx in favor of xx for xx
No active judgments/liens have been found in the updated title report against the borrower/subject property.
County annual taxes for 2022 are exempt in the amount of xx.
No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023 which was applied for the due date of xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 4.250%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
As per 1003, the borrower has been working at xx as a xx for 60 months.
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the Rate Lock	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflects Points - Loan Discount Fee at xx. However, CD dated xx/xx/2022 reflects Points - Loan Discount Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.. Subject loan is purchase case, originated on xx/xx/2022 and the 1 year SOL is expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WC75J6KJXZ3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Manufactured Housing	xx/xx/2022	xx	Primary	Yes	Yes	Yes	xx	xx	47.679%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023, the subject mortgage originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of xx.
The annual combined taxes for 2023 are due in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 5.880%. The current UPB reflected as per the payment history is xx.	Collections Comments:The comment history is missing from the loan file.
The current status of the loan is current.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 5.880%. The current UPB reflected, as per the payment history, is xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
As per tape data, the subject property is owner-occupied.
As per the final 1003 application, the borrower was previously working at xx for the period xx/xx/2018 to xx/xx/2020. Later, the borrower started working at "xx" on xx/xx/2021 as a "xx"

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2052 Tape Value: xx/xx/2052 Variance: -61 (Days) Variance %: Comment: Stated maturity date is xx/xx/2052. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property Marketability Issues (Lvl 3) "Tape shows that the appraised value of the subject is not supported due to the use of inappropriate comparable sales. The review of the appraisal report shows that the subject is in a rural area, and Comp #3 is 27.81 miles away from the subject. Comps selected are dissimilar in terms of lot size, quality of construction, age, GLA, and additional amenities. Comp #1 with a sales price of xxK, is closest to the subject property, valued at xxK. XXXX search shows an estimated value of xxK. Current UPB xxK."	* Property is Manufactured Housing (Lvl 2) "The home is affixed to the land. As per the appraisal report located at "xx", the subject property is a manufactured home. The affidavit of affixation document available in loan files located at "xx" reflects that the home is permanently affixed to the land. The wheels, axles, tow bar, or hitch were removed. The ALTA 7 endorsement is not attached to the final title policy. The VIN or serial number is not available in the legal description of the recorded mortgage."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.67%, as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 47.68%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
1KZH3DN0HIZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	No	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	No	Yes	xx	xx	30.210%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023, the subject mortgage originated on xx/xx/2020 and was recorded on xx/xx/2020 in the amount of xx in favor of xx.
The 2023 combined annual taxes are due in the amount of xx, which was good through xx/xx/2024.
No prior year’s delinquent taxes have been found.
As per the review of seller’s tape data as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. Details of the last payment received are not available. As per tape, the current P&I is xx and interest rate is 4.50%. The UPB is xx.	Collections Comments:The comment history is missing from the loan file.
The current status of the loan is current.
As per the review of seller’s tape data as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. Details of the last payment received are not available. As per tape, the current P&I is xx and interest rate is 4.50%.  The UPB is xx.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
As per tape data, the subject property is owner occupied.
As per the final application, the borrower has been working at xx as an xx. for 1.3 years; however, the prior employment details were not provided.
The loan was originated on xx/xx/2020. However, covid-19 attestation is missing from the loan file.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2050 Tape Value: xx/xx/2050 Variance: -61 (Days) Variance %: Comment: Seller tape shows State maturity date is xx/xx/2050 as per the Note document is xx/xx/2050. Tape Source: Initial Tape Type:	3: Curable	* Property Marketability Issues (Lvl 3) "Tape shows the loan was repurchased as ADU was not included as real property. Review of the appraisal shows the subject is located in a rural area and has an ADU maintained in good condition. Subject is valued at xxK. XXXX search shows an estimated value of xxK. Current UPB xxK."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial LE delivery and timing test. Initial LE dated xx/xx/2020 was delivered on xx/xx/2020, which is more than 3 business days from the initial application date of xx/xx/2020. The subject loan is a purchase case that originated on xx/xx/2020, and the 1-year SOL is expired."
* LE/CD Issue date test Fail (Lvl 2)     "Loan failed compliance ease delivery and timing test for initial loan estimate dated xx/xx/2020 and hand signed on xx/xx/2020, which is greater than three business days from the initial application date xx/xx/2020. Unable to determine delivery date due to missing document tracker. TRID is failing for timing of the initial LE."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
HAYY4TGXYBF	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	47.227%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of "xx".

No active liens and judgments have been found against borrower and property.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding damage.
As per comment dated xx/xx/2022, the borrower’s income was impacted by Covid-19. However, forbearance plans ran and were extended several times from xx/xx/2022 to xx/xx/2022. Also, tape shows FB plan was expired on xx/xx/2022.
As per final 1003, the borrower was previously working at xx for the period xx/xx/2016 to xx/xx/2020. Later, the borrower started working at xx for the period xx/xx/2019 to xx/xx/2020. Currently, the borrower has been working at xx since xx/xx/2020 as a 4th grade teacher.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 47.227% Tape Value: 47.231% |---| -0.004% |----| -0.00400% Comment: AS per 1008 and LP borrower DTI ratio is 47.227%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2023   Variance: -1014 (Days)   Variance %:    Comment: Interest paid date is xx/xx/2021.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: AS per note property address street is XXXX.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 330 Tape Value: 333 Variance: -3 Variance %: -0.90090% Comment: Stated remaining term is 330. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "Compliance is failing for state regulations. PA License Validation Test. In the state of PA, lender is licensed under state ID# XXXX. Per the NMLS web site."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID Violation due to decrease in lender credit on Closing Disclosure dated xx/xx/2021. Initial LE dated xx/xx/2021 reflects lender credit at xx, however, Revised CD dated reflects Lender Credit at xx. This is decrease of +xx for fee which has 0% tolerance test. Valid COC for the decrease is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2021 and the SOL is 1 year."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.227%, the borrower’s income was xx, and total expenses are in the amount of xx. The loan was underwritten by LP (xx), and its recommendation is Accept with a DTI of 47%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
LWKLUYECPI0	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.555%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 in the amount of xx with the lender, xx which was recorded on xx/xx/2023.
There is a prior mortgage against the subject property in the amount of xx with the lender "xx" which originated on xx/xx/2022 and recorded on xx/xx/2022.
No active liens and judgments have been found.
The county taxes for 2022-23 are paid in the amount of xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) and was applied to the due date of xx/xx/2023. The monthly P&I is xx, and the interest rate is 6.625%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) and was applied to the due date of xx/xx/2023. The monthly P&I is xx, and the interest rate is 6.625%. The current UPB is xx.
As per the comment dated xx/xx/2023, the RFD was loss of income and comment dated xx/xx/2023 shows that the FB plan was active and same comment shows that the forbearance plan ended on xx/xx/2023.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower has been the owner of xx for 6.5 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Required Disclosures	Field: Age of Loan Loan Value: 9 Tape Value: 11 |---| -2 |----| -18.18181% Comment: Age of loan is 9. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 44.555%   Tape Value: 44.940%   Variance: -0.385%   Variance %: -0.38500%   Comment: As per Tape data, post close DTI is 44.940%. However final application documents reflect as 44.555%.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Note reflects borrower last name is XXXX.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 70.000%   Tape Value: 89.440%   Variance: -19.440%   Variance %: -19.44000%   Comment: Collateral Value used for Underwriting: xx. Amount of Secondary Lien(s): xx. Loan Amount: xx. CLTV 70.00%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 70.000% Tape Value: 89.440% Variance: -19.440% Variance %: -19.44000% Comment: Collateral Value used for Underwriting: xx. Amount of Secondary Lien(s): xx. Loan Amount: xx. LTV 70.00%. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The tape shows the comparables selected are inappropriate and do not support the appraised value. The review of the appraisal report shows that the comparables selected are not similar in terms of lot size, quality of construction, condition of property, room count, GLA, property upgrades, and additional amenities. Comp #1, with a sales price of xxK, is closest to the subject property valued at xxK. A XXXX search shows an estimated value of xxK. Current UPB xxK. Elevated for client review."	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan is a cash-out refinance. Tape shows the loan was in forbearance. Further details were not provided."
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The affiliated business disclosure is missing from the loan documents."			Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
ZO11UQOI66R	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.375%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2023	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	21.641%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023 the subject mortgage was originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of xx in favor of xx.
The 2023 county annual taxes are due in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/2023 and the first payment date is xx/xx/2053. According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. As per tape, the current P&I is xx and interest rate is 7.375%. As per the payment history the UPB is xx.	Collections Comments:The current status of the loan is performing.
The loan was originated on xx/xx/2023 and the first payment date is xx/xx/2053. According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. Details of the last payment received are not available. As per tape, the current P&I is xx and interest rate is 7.375%. As per the payment history the UPB is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
As per the final 1003 application, the borrower was previously working at xx for the period xx/xx/1995 to xx/xx/2023. Later, the borrower started working at "xx" on xx/xx/2023 as a "xx"
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 0 Tape Value: 1 |---| -1 |----| -100.00000% Comment: Age of loan is 0. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 360 Tape Value: 0 Variance: 360 Variance %: Comment: Stated remaining term is 360. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails Compliance-Ease delivery and timing test for revised closing disclosure dated xx/xx/2023. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2023 which is after from the consummation date xx/xx/2023."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2023 does not reflect Appraisal Review Fee. However, CD dated xx/xx/2023 reflects Appraisal Review Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2023 and the SOL is 1-year."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows the lender failed to document homebuyer certification prior to closing the loan. Also, the BWR did not have two non-traditional tradelines with a minimum of a 12-month history. The credit report obtained contained no FICO score due to a lack of credit history. BWR is a non-permanent resident alien and has a L1 work visa. Further details not provided. xx
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
6XGU515CUVX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arkansas	xx	xx	xx	Arkansas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	48.218%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of xx.
The annual installment of county taxes for 2022 was paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.
As per the PACER report, borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is unable to be determined.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
As per the final application, the borrower has been receiving income from social security.
No comments have been found stating the borrower’s income was impacted by Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 11 Tape Value: 12 |---| -1 |----| -8.33333% Comment: As per note doc age of loan is 11; however, seller tape shows age of loan is 12. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 48.218%   Tape Value: 74.180%   Variance: -25.962%   Variance %: -25.96200%   Comment: As per final 1003 and DU DTI ratio percent is 48.218%; however, seller tape shows DTI ratio percent is 74.180%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Loan is conventional LTV and CLTV is under 80% so MI require is not applicable; however, seller tape shows require MI is No.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date Loan Value: xx/xx/2022 Tape Value: xx/xx/2023 Variance: -341 (Days) Variance %: Comment: As per note doc interest paid through date is xx/xx/2022; however, seller tape shows interest paid through date is xx/xx/2023. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48.21%. The tape shows a miscalculation of rental income. Further details not provided. The revised DTI is 74%. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active. BWR receives SSI income, FICO 755, 0x30 since inception, and xxK equity in the subject.

																																																																																								xx/xx/2026: SOL expired. Downgraded to LVL 2."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
VITE9KSR2VS	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Secondary	Yes	Yes	No	xx	xx	47.053%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx which was recorded on xx/xx/2022.
No active judgments or liens have been found.
The annual combined taxes for 2023 are due in the amount of xx on xx/xx/2023.

As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
As per final application, the borrower has been working at xx as a xx. financial analyst for 11.4 years.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: -28 (Days)   Variance %:    Comment: Tape data shows first payment date as xx/xx/2023. As per note first payment date xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: 54 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000000210 Tape Value: 120000 Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as second home. BWR lives in XXXX TX and subject is in XXXX TX. BWR also has 3 other NOOs in XXXX TX. Subject is more likely similarly an NOO. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 47%. The tape shows that the rental income used to qualify is not supported by sufficient income documents. The revised DTI is 56%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active. BWR has 11 years on the job as xx. financial analyst, FICO 787, and xxK equity in the subject.

																																																																																								xx/xx/2026: SOL expired. Downgraded to LVL 2."		Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
5OGU0XI5V82	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	xx	48.278%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 in the amount of xx with the lender, xx which was recorded on xx/xx/2023.
There is municipal lien certificates (xx) against the subject property in favor of xx which was recorded on xx/xx/2023. However, the amount of lien is not available. UT shows no release was recorded.
The county taxes for 2022-23 are paid.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) and was applied to the due date of xx/xx/2023. The monthly P&I is xx, and the interest rate is 6.875%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx(xx) and was applied to the due date of xx/xx/2023. The monthly P&I is xx, and the interest rate is 6.875%. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower has been the owner of xx for 3 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 4 Tape Value: 7 |---| -3 |----| -42.85714% Comment: note reflects age of Loan is 4 months. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 00000 Tape Value: 000000121100 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 48.26%. Tape shows an income miscalculation, and the revised income invalidates the AUS. BWR has been SE for 3 years, 0X30 since inception, and xxk equity in the subject. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active."				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
8G5V9TSOP2B	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	39.400%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx with xx.
No active judgments or liens have been found.
The first installment of county taxes for 2023/2024 has been paid in the amount of xx.
The annual installment of school, city, and county taxes for 2023 has been paid in the total amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower has been working at xx since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 4 Tape Value: 7 |---| -3 |----| -42.85714% Comment: Age of loan is 4. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000 Tape Value: 000000211100 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the Pennsylvania license validation test. (xx)
The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.
The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (xx) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary Mortgage Loan License, Pennsylvania Unlicensed (xx), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the interest rate test. The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located.
Interest rate calculated 6.875% exceeds Interest rate of 6.250% over by +0.625%."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the first payment date of xx/xx/2023 is too far from the note date of xx/xx/2023. Further details not provided."			Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
69CP8IVIM38	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	37.188%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx in favor of "xx".
No active liens and judgments have been found.
No prior year’s delinquent taxes have been found.
The latest payment history is missing from the loan file. According to the payment history tape data as of xx/xx/2023, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2023. The last transaction details are not available. The monthly P&I is in the amount of xx with an interest rate of 3.99%. The current UPB is xx.	Collections Comments:The latest collection comments are missing from the loan file. The current status of the loan is performing.
According to the payment history tape data as of xx/xx/2023, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2023. The current UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file.
 As per the application, the borrower has been working at xx as a xx for 84 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property Marketability Issues (Lvl 3) "The tape shows the loan was repurchased due to a value/appraisal dispute. The review of the appraisal report shows the wide range of sales prices used. Comps are in suburban areas and beyond range, up to 6.68 miles away. Subject GLA is not bracketed by the first three sales used in the sale grid. Comp. #3 with a sales price of xxK, is closest to the subject property, valued at xxK. A XXXX search shows an estimated value of xxK. Current UPB: xxK."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed FHA QM Safe Harbor Test threshold test due to APR calculated 4.855% exceeds APR threshold of 4.420% over by +0.435%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "Loan failed Higher-Priced Mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to APR calculated 4.873% exceeds APR threshold of 4.420% over By +0.453%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx)."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
FZUKEL938IA	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.000%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	41.615%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2019 with the lender xx which was recorded on xx/xx/2019.
No active judgments or liens have been found.
The annual county taxes for 2023 have been paid.

As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2024. The UPB is xx.
As per final 1003, the borrower was previously working at xx as an xx for 2 months.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 41.615% Tape Value: 42.000% |---| -0.385% |----| -0.38500% Comment: As per final 1003 and LP DTI ratio percent is 41.615%; however, seller tape shows DTI ratio percent is 42.000%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 41.582%   Tape Value: 42.000%   Variance: -0.418%   Variance %: -0.41800%   Comment: As per final 1003 and LP housing ratio percent is 41.582%; however, seller tape shows housing ratio percent is 42.000%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2019   Tape Value: xx/xx/2019   Variance: -1 (Days)   Variance %:    Comment: As per note doc note date is xx/xx/2019; however, seller tape shows note date is xx/xx/2019.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2049 Tape Value: xx/xx/2049 Variance: -30 (Days) Variance %: Comment: As per note doc stated maturity date is xx/xx/2049; however, seller tape shows stated maturity date is xx/xx/2049. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 42%. The tape shows that the loan was repurchased due to income miscalculations. Lender defect. Further details not provided. The subject loan originated on xx/xx/2019, and the 3-year SOL is expired."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2019 does not reflect Points - Loan Discount Fee. However, CD dated xx/xx/2019 reflects Points - Loan Discount Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2019 and the SOL is 1 year."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
6BV5Y8L3CQC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	xx	44.119%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xx with xx.
There is a notice of assessment lien against xx filed in XXXX, which was recorded on xx/xx/2018 in the total amount of xx.
There is one hospital lien against xx favor of "xx" which was recorded on xx/xx/2021 in the amount of xx.
The annual installments of county taxes for 2023 have been paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower has been working at xx as a xx for 5.7 years. The co-borrower has been working at xx as a xx for 5.3 years.
The loan was originated on xx/xx/2020. The seller's tape data reflects that the borrower is out of Covid forbearance and has paid on time for 2 years.
Covid-19 attestation is available in the loan file, which is located at "xx".
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 44.119% Tape Value: 43.000% |---| 1.119% |----| 1.11900% Comment: DTI is 44.119%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 22.033%   Tape Value: 21.000%   Variance: 1.033%   Variance %: 1.03300%   Comment: Hsg ratio is 22.033%.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $-2907000.00   Variance %: -90.00000%   Comment: Appraisal reflects value as xx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2020   Tape Value: xx/xx/2020   Variance: -5 (Days)   Variance %:    Comment: Note reflects date as xx/xx/2020.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Limited Cash Out (GSE definition)   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: FCD reflects purpose of loan as limited cash-out.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2050   Tape Value: xx/xx/2050   Variance: -30 (Days)   Variance %:    Comment: Note reflects maturity date as xx/xx/2050.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Appraisal reflects PUD property. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The total of payments disclosed on the final CD as xx. The calculated total of payments is xx for an under disclosed amount of xx. The reason for the total of payments under disclosure is unknown, as the fee itemization is missing."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan failed the TILA foreclosure rescission finance charge test due to the TILA finance charge disclosed on the final CD as xx. The calculated finance charge is xx for an under-disclosed amount of xx. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing. The subject loan is a refinance case, originated on xx/xx/2020, and the 3-year SOL is expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.119% as the borrower’s income is xx and total expenses are in the amount of xx. The loan was underwritten by DU (xx), and its recommendation is "xx" with a DTI of 44.12%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
K815TEWOXTH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2021	xx/xx/2021	USDA	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	40.211%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
No active judgments or liens have been found.
The annual installments of county taxes for 2022 have been paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower has been current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower has been current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower has been working at xx as a xx for 20.5 years. The co-borrower has been working at xx as a xx for 4.11 years.
Covid-19 attestation is available in the loan file, which is located at "xx".
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing or error on the Rate Lock Missing Required Disclosures Mortgage Insurance	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: 27 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: 35.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 100.000%   Tape Value: 97.584%   Variance: 2.416%   Variance %: 2.41600%   Comment: Original LTV is 100% but tape shows 97.584%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 100.000% Tape Value: 97.584% Variance: 2.416% Variance %: 2.41600% Comment: Original LTV is 100% but tape shows 97.584%. Tape Source: Initial Tape Type:	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling disclosure is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan was not insured by the USDA due to non-qualification. Review of the loan file shows GUS is refer/eligible as the BWR2 has a credit score of 0 and the loan must be manually underwritten by the lender. DTI is 40%. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Valid hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 3) "Settlement services provider list is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. However, the final CD dated xx/xx/2021 reflects cash to in the amount of xx."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

Downgraded the exception as SOL has been expired. xx/xx/2024."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TRID Violation due to decrease in lender credit on closing disclosure dated xx/xx/2021. The initial LE dated xx/xx/2021 reflects lender credit at xx. However, the final CD dated xx/xx/2021 reflects lender credit at xx.00. This is a decrease of xx for the fee, which has a 0% tolerance test. A valid COC for the decrease in NSLC is missing from the loan documents. The subject loan is a purchase case that originated on xx/xx/2021, and the 1-year SOL is expired."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2021 reflects the appraisal fee at xx. However, the final CD dated xx/xx/2021 reflects an appraisal fee of xx. This is an increase in the fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx/xx/2021, and the 1-year SOL is expired."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
USOEO8YV5MA	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.483%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2020, which recorded on xx/xx/2020 with instrument# xx in the amount of xx in favor of xx for xx.
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The first installment of county taxes for 2022 is paid in the amount of xx on xx/xx/2023.
The second installment of county taxes for 2022 is paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023 which was applied for the due date of xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 2.875%.	Collections Comments:Currently, the loan is in foreclosure.
As per review of the payment history as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx.
The FB plan ran and was extended several times starting on xx/xx/2022.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
As per 1003, the borrower has been the owner of "xx" for 60 months.
According to the updated title report dated xx/xx/2023, the lis pendens was filed on xx/xx/2023 with case# xx.
The details on bankruptcy are not provided.
Foreclosure Comments:According to the updated title report dated xx/xx/2023, the lis pendens was filed on xx/xx/2023 with case# xx.
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Foreclosure Tape Value: Performing |---| |----| Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.48%. Tape shows SE income miscalculation and undisclosed debt may push DTI higher. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2020, and the 3-year SOL is expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.483%, the borrower’s income was xx and total expenses are in the amount of xx and the loan was underwritten by LP (xx) and its recommendation is Accept with a DTI of 44%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
S3X8SQ53CYV	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	28.791%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 with the lender xx which was recorded on xx/xx/2022.
There is one junior mortgage against the subject property originated on xx/xx/2023 in favor of xx in the amount of xx which was recorded on xx/xx/2023.
The first and second installments of county taxes for 2022 have been paid in the amount of xx.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2024. The UPB is xx.
The Covid-19 attestation is available in loan file located at "xx"
As per final 1003, the borrower was previously working at xx as a xx.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: 14 (Days)   Variance %:    Comment: Last Payment Received Date is Not Applicable   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount Loan Value: 30.000% Tape Value: 20.000% Variance: 10.000% Variance %: 10.00000% Comment: MI certificate reflects MI coverage is 30.00%. Tape Source: Initial Tape Type:	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling disclosure is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan file.
Home loan toolkit is missing from the loan documents."
* Property Marketability Issues (Lvl 3) "The tape shows the comparables selected are inappropriate and do not support the appraised value. The review of the appraisal report shows that the comparables selected are not similar in terms of lot size, quality of construction, property condition, room count, GLA, basement and finished rooms below grade, and additional amenities. Comp #2, with a sales price of xxK, is closest to the subject property valued at xxK. A XXXX search shows an estimated value of xxK. Current UPB xxK."	* ComplianceEase Exceptions Test Failed (Lvl 2) "ComplianceEase exception test failed This loan failed the reimbursement amount validation test due to one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx/xx/2022 reflects the sum of Section C fees and Recording fee at xx. However, CD dated xx/xx/2022 reflects the sum of Section C and Recording fee at xx. This is a cumulative increase of +xx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2022 the SOL is 1 year."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
C7OBREPHEOS	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	44.047%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
No active judgments or liens have been found.
The first installment of county taxes for 2023 has been paid in the amount of xx on xx/xx/2023.
The second installment of county taxes for 2023 is due on xx/xx/2024 in the amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower receives a pension and social security income. The co-borrower receives disability and social security income.
The subject property photo addendum attached to the appraisal report, which is located at "xx" shows the drywall ceiling is damaged, with a missing TP valve pipe, loose EQ safety straps, paint discoloration, peeling or chipping paint, a drywall patch, and a torn window screen. No details have been found regarding the cost of repairing the damages or the completion of the repairs. CCs do not show damages.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing Dicsloures Missing or error on the Rate Lock Right of Rescission	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 42.712%   Tape Value: 42.713%   Variance: -0.001%   Variance %: -0.00100%   Comment: As per final 1003 and final DU housing ratio percent is unavailable; however, seller tape shows housing ratio percent is 42.713%.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: 14 (Days)   Variance %:    Comment: Last Payment Received Date is Not Applicable   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2022   Variance: -5 (Days)   Variance %:    Comment: As per note doc note date is xx/xx/2022; however, seller tape shows note date is xx/xx/2022.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: As per final CD purpose of transaction is Cash Out; however, seller tape shows purpose of transaction is Refinance. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The original appraisal report is 'as is"xx"	* Compliance Testing (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by +xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Rate Lock Extension paid by Borrower: xx"
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 does not reflect Rate Lock Extension fee. However, CD dated xx/xx/2022 reflects Rate Lock Extension fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx/xx/2022 reflects the sum of Section C fees and Recording fee at xx. However, CD dated xx/xx/2022 reflects the sum of Section C and Recording fee at +xx. This is a cumulative increase of xx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents.Subject loan is a refinance, originated on xx/xx/2022 and the SOL is 3 years"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by +xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Rate Lock Extension paid by Borrower: xx"
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counselling disclosure is missing from loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by borrower is missing from the loan file."
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents."
* Property Marketability Issues  (Lvl 3)     "The tape shows the comparables selected are inappropriate and do not support the appraised value. The review of the appraisal report shows that the comparables selected are not similar in terms of date of sale or time, lot size, GLA, property condition, additional amenities or property upgrades. Comp #2, with a sales price of xxK, is closest to the subject property valued at xxK. A XXXX search shows an estimated value of xxK. Current UPB xxK."
																																																																																							* Right of Rescission missing or unexecuted (Lvl 3) "ROR is missing from the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.047% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU(xx) and its recommendation is Approve/Eligible with a DTI of 44.05%."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
FB7ME7NWZBS	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.000%	360	xx/xx/2022	xx/xx/2022	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	43.710%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 in the amount of xx with the lender "xx" which was recorded on xx/xx/2022.
No active judgments or liens have been found.
The annual combined taxes for 2023 were paid on xx/xx/2023.
No prior year’s delinquent taxes have been found.
According to the tape data as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment date, P&I, and PITI are unable to be determined. The current UPB per tape data is xx, and the interest rate is 4.00%.	Collections Comments:The collection comments are missing from the loan file. As per tape data, the current status of the loan is performing,
According to the tape data as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023.
The current UPB per tape data is xx.
No record of post-closing bankruptcy filed by the borrower has been found.
No evidence of active foreclosure has been found in the collection comments.
No evidence of damage or repair has been found.
As per final 1003, the borrower has been working at xx as a xx for 12 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 43.710% Tape Value: 43.568% |---| 0.142% |----| 0.14200% Comment: As per final 1003 and DU DTI ratio is 43.710%; however, seller tape shows DTI ratio is 43.568%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 18.260%   Tape Value: 18.118%   Variance: 0.142%   Variance %: 0.14200%   Comment: As per final 1003 and DU housing ratio is 18.260%; however, seller tape shows housing ratio is 18.118%.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: Unavailable   Tape Value: xx/xx/2023   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance %:    Comment: As per note doc mortgage type is FHA; however, seller tape shows mortgage type is Conventional.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.189%   Tape Value: 96.500%   Variance: 1.689%   Variance %: 1.68900%   Comment: As per appraisal calculated CLTV ratio is 98.189%; however, seller tape shows CLTV ratio is 96.500%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 98.189%   Tape Value: 96.500%   Variance: 1.689%   Variance %: 1.68900%   Comment: As per appraisal calculated LTV ratio is 98.189%; however, seller tape shows LTV ratio is 96.500%.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I Loan Value: xx Tape Value: xx Variance: $-478.74 Variance %: -49.06983% Comment: As per note doc P&I is xx; however, seller tape shows P&I is xx. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Tape shows the loan was not insured by the FHA. The appraisal expired on xx/xx/2021, and a recertification was ordered on xx/xx/2022. As per the FHA handbook, the recertification of appraised value must be completed prior to the appraisal expiring. A Realtor.com search shows an estimated value of xxK. The current UPB is xxK."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA MI certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2021 does not reflects Points - Loan Discount Fee. However, final CD dated xx/xx/2022 reflects Points - Loan Discount Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2022 and the 1-year SOL is expired."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 5.280% exceeds APR threshold of 5.010% over by +0.270%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx)."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.73% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU(xx) and its recommendation is Approve/Eligible with a DTI of 43.73%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
U0KWW42R3B3	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	43.055%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx".
No active judgments or liens have been found.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 5.500% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 5.500% which was applied for the due date of xx/xx/2023. The current UPB is xx.
No foreclosure and bankruptcy evidence has been found.
As per the final application, the borrower has been working at xx as a xx for 54 months.
Unable to confirm the current condition and occupancy status of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Last Payment Received Date Loan Value: xx/xx/2023 Tape Value: xx/xx/2023 |---| 56 (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per MI certificate.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Stated P&I Loan Value: xx Tape Value: xx Variance: $-387.00 Variance %: -32.82247% Comment: As per note. Tape Source: Initial Tape Type:	3: Curable		* Property Marketability Issues (Lvl 3) "Tape shows appraisal discrepancies with comparables used at origination. The review of the appraisal report shows that the comps selected are dissimilar in terms of property location, view, condition, room count, GLA, basement & finished rooms below grade, and additional amenities. Also, the sales price of the comps selected does not bracket the subject property. Comp #3 with a sales price of xxK, is closest to the subject property, valued at xxK. XXXX search shows an estimated value of xxK. Current UPB xxK."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.055%, as the borrower’s income is xx, and total expenses are in the amount of xx. The loan was underwritten by DU (xx) and its recommendation is "xx" with a DTI of 43.05%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
LR83H70AEEG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	49.828%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx.
No active liens or judgments have been found against the borrower or subject property.
The annual combined taxes for 2023 were paid in the amount of xx.
The annual school taxes for 2023 were paid in the amount of xx.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 7.500%.	Collections Comments:The loan is currently performing and the next due date is xx/xx/2024.
The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx as a xx for 52 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Last Payment Received Date Loan Value: xx/xx/2023 Tape Value: xx/xx/2023 |---| 30 (Days) |----| Comment: Last payment received Date is Not Applicable Tape Source: Initial Tape Type:
Field: Original Stated P&I Loan Value: xx Tape Value: xx Variance: $-1321.49 Variance %: -32.94073% Comment: As per note. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.82%. Tape shows rental income miscalculation, and the revised DTI is 56.12%. BWR has 7 months on the job with the current employer as a landscaper, FICO 719, and xxk equity in the subject. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active.

xx/xx/2026: SOL expired. Downgraded to LVL 2."
																																																																																								* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed NY Subprime Home Loan Test due to APR calculated 8.135% exceeds APR threshold of 7.290% over By +0.845%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
N0NTRVIRFNM	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	240	xx/xx/2017	xx/xx/2017	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2017	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.240%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023 the subject mortgage was originated on xx/xx/2017 and was recorded on xx/xx/2017 in the amount of xx in favor of xx.
The 2023 combined annual taxes is due in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 4.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is in collection.
According to the payment history as of xx/xx/2023, the borrower is 1 month delinquent with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 4.125%. The current UPB reflected as per the payment history is xx.
The reason for default is not available in latest servicing comments.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
Recent servicing comments do not reflect any damage pertaining to the subject property.
As per tape data, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per final application, the borrower has been working at xx as a xx for 3.3 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value NA. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.240%. The tape shows loan was repurchased due to undisclosed liability. Further details not provided. Borrower defect. The subject loan was originated on xx/xx/2017, and the 3-year SOL is expired."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to Initial CD is missing from loan documents. The subject loan is a refinance case, originated on xx/xx/2017 and the 3-year SOL has expired."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.240%, as the borrower’s income is xx, and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is "xx" with a DTI of 44.24%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
EHSP726H56W	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Mid Rise Condo (5-8 Stories)	xx/xx/2019	xx	Secondary	Yes	Yes	Yes	xx	Not Applicable	30.601%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with the lender xx for the amount of xx.
There is a junior mortgage that was originated on xx/xx/2019 and recorded on xx/xx/2019 with the lender "xx" for the amount of xx.
The annual county taxes for 2023 were paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 4.125%.	Collections Comments:The loan is currently performing and the next due date is xx/xx/2024.
The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated xx/xx/2022, the reason for default is payment dispute.
No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx as a xx for 70 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 30.60%. Tape shows undisclosed child support and alimony debts, which may push DTI to 58%. BWR has 5.10 years on the job as xx, 0X30 since inception, FICO 649, and xxk equity in the subject. Further details not provided. BWR defect. The subject loan originated on xx/xx/2019, and the 3-year SOL is expired."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Initial loan estimate dated xx/xx/2019 reflects point - loan discount fee at xx. However, final CD dated xx/xx/2019 reflects point - loan discount fee at xx.
Initial loan estimate dated xx/xx/2019 reflects transfer taxes at xx. However, final CD dated xx/xx/2019 reflects transfer taxes at xx. This is a cumulative increase of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is refinance case, originated on xx/xx/2019 and the SOL is 3 years expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summery is missing from the loan documents."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
NYQA3SF6FRN	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	61.533%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2020 and was recorded on xx/xx/2020 in the amount of xx in favor of xx.
The 2023 combined annual taxes are due in the amount of xx on xx/xx/2024.
The annual combined taxes for 2022 were paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
Recent servicing comments do not reflect any damage pertaining to the subject property.
As per tape data, the property is owner-occupied.
Tape shows the BWR was not employed at xx
As xx, the borrower was previously working at xx as a xx for 1.11 years.
The loan was originated on xx/xx/2020. However, covid-19 attestation is missing from the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value : N/A Tape Source: Initial Tape Type:	3: Curable	* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3) "Home equity loan notice of address for borrower notification of violation is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 61.533%. Tape shows BWR was unemployed at the time of closing. BWR defect, unable to calc ATR. The subject loan originated on xx/xx/2020, and the 3-year SOL is expired."
																																																																																								* Missing DU/GUS/AUS as required by guidelines (Lvl 2) "AUS is missing from loan document."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
SW6DCHGKEI7	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2018	xx	Primary	Yes	Yes	No	xx	Not Applicable	32.212%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2018 and was recorded on xx/xx/2018 in the amount of xx in favor of "xx".
No active judgments or liens found.
The 2023 combined annual taxes were paid in the amount of xx on xx/xx/2023.
The 2023 school annual taxes were paid in the amount of xx on xx/xx/2023.
The annual combined taxes for 2022 are due in the amount of xx on xx/xx/2024.
The annual school taxes for 2022 are due in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P & I is xx with an interest rate of 5.630%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P & I is xx with an interest rate of 5.630%. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per final application, the borrower has been working at xx from 34 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower # 1 middle name : P Tape Source: Initial Tape Type:
Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Current Value : N/A Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2018 does not reflect subordination fee. However, CD dated xx/xx/2018 reflects subordination fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/2018 and the 3-year SOL has expired."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 2)     "Home Equity loan notice of address for borrower notification of violation is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR not is hand dated by the borrower."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
EK4084R3GDV	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	240	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	48.262%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per review of the latest updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2020 in the amount of xx in the favor of xx for xx, which was recorded on xx/xx/2021.
There is an active junior mortgage against the subject property in favor of "xx" in the amount of xx, which originated on xx/xx/2022 and was recorded on xx/xx/2022.
No active liens and judgments have been found against the borrower and the property.
1st and 2nd county taxes for 2023 have been paid in the total amount of xx.
No prior year delinquent taxes have been found.
As per review of latest payment history as of xx/xx/2023, the loan is performing. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 2.625% and P&I is xx for the due date of xx/xx/2023. The next due date is xx/xx/2023. The current UPB reflected is in the amount of xx.

Collections Comments:The current status of the loan is performing.
As per review of latest payment history as of xx/xx/2023, the loan is performing. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 2.625% and P&I is xx for the due date of xx/xx/2023. The next due date is xx/xx/2023. The current UPB reflected is in the amount of xx.
As per comment dated xx/xx/2022, the borrower’s income was impacted by covid-19. Further details not provided.
As per the final 1003, the borrower has been working at xx as a xx for 35 years.
As per collection comment dated xx/xx/2022, the subject property was impacted by the natural disaster.
No details related to the bankruptcy have been found.
No foreclosure activity has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48.26%. Tape shows income miscalculation as YTD earnings do not support the qualifying income and employment document discrepancy. As per LOX, the BWR was on leave due to COVID lockdown but did not provide the beginning and end date of the leave. BWR has 35 years on the job as xx, 0X30 since inception, FICO 797, and xxk equity in the subject. Further details not provided. Lender defect. The subject loan originated on xx/xx/2020, and the 3-year SOL is expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Issue with the Initial CD (Closing Disclosure) (Lvl 2)     "Initial CD dated xx/xx/2020 does not reflect settlement agent information."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.262%, the borrower’s income is xx, and total expenses are in the amount of xx. The loan was underwritten by LP (xx), and its recommendation is "xx" with a DTI of 48%."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand-dated by the borrower."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
EBPDG4YMI43	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.000%	180	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	37.921%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2020 and was recorded on xx/xx/2021 in the amount of xx in favor of xx.
The annual combined taxes for 2023 are due in the amount of xx on xx/xx/2024.
The annual other taxes for 2023 are due in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 2.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 2.000%. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
Recent servicing comments do not reflect any damage pertaining to the subject property.
As per tape data, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per final application, the borrower has been working at xx as a xx for 5.7 years.
The loan was originated on xx/xx/2020 and the covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The subject loan is conventional refinance. According to the tape, the subject is only aged and no additional known defects have been found."	* Intent to Proceed Missing (Lvl 2) "Intent to proceed is missing from loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
OVO5R21D92M	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.500%	180	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	Not Applicable	Unavailable	Primary	Yes	Yes	No	xx	xx	19.691%	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2020 and was recorded on xx/xx/2020 in the amount of xx in favor of "xx".
There is an active junior mortgage against the subject property in favor of "xx" in the amount of xx originated on xx/xx/2019 which was recorded on xx/xx/2019 with the instrument | Book/Page#xx .
No active liens and judgments have been found against the borrower and subject property.
The annual county tax for the year of 2023 has been paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2023 the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 2.500%. The current UPB reflected on the tape is xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of xx/xx/2023 the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 2.500%. The current UPB reflected on the tape is xx.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current foreclosure proceedings.
No evidence has been found regarding litigation and contested matter.
The reason for default is unable to be determined.
As per the application, the borrower has been working at xx as a xx, period for 252 months.
No information has been found regarding the forbearance plan.
As per tape data, the property occupancy is stated as owner occupied.
No information has been found related to damage or repairs.
The subject property is in "xx" and in "xx" County located at "xx". However, latest collection comment as of xx/xx/2023 states no damage to the property.
The loan was originated on xx/xx/2020 and the covid-19 attestation is missing from the loan documents.
No comments have been found stating the borrower was impacted by Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing Initial Closing Disclosure Missing or error on the Rate Lock Origination Appraisal Transmittal (1008)	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower #1 middle name is L Tape Source: Initial Tape Type:
Field: Borrower #2 Middle Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower #2 middle name is R   Tape Source: Initial   Tape Type:
Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows program/guideline violation. However, a review of the loan file does not show any issues with the loan."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "TRID tolerance test is incomplete due to initial closing disclosure is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
UAK8ON7T9GS	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.500%	180	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	18.220%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 in the amount of xx in favor of "xx" which was recorded on xx/xx/2021.
No active judgments or liens have been found.
The annual combined taxes for 2023 is due in the amount of xx for xx/xx/2024.
No delinquent taxes have been found for the prior year.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 2.500% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 2.500% which was applied for the due date of xx/xx/2023. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
The loan was originated on xx/xx/2021. As per the seller’s tape data, the borrower left employment just prior to closing. Further details not provided.
The Covid-19 attestation is available at "xx".
As per the final application, the borrower has been working at xx as an xx for 132 months.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is not applicable. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 18.22%. Tape shows BWR was not employed at the time of closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/2021, and the 3-year SOL is active."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA Finance charge disclosed on Final CD as xx. Calculated finance charge is xx for an under disclosed amount of -xx.
This loan failed the TILA foreclosure rescission finance charge test due to finance charge disclosed on Final CD as xx. Calculated finance charge is xx for an under disclosed amount of -xx.
																																																																																								Reason for Finance charge under disclosure is unknown as the fee itemization is missing. The subject loan is refinance transaction originated on xx/xx/2021 and the 3 year SOL is active."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EYN6MI4OBET	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.990%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2018	xx	Primary	Yes	Yes	No	xx	Not Applicable	19.260%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per review of the latest updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2018 in the amount of xx in the favor of "xx", which was recorded on xx/xx/2018 under Instr#xx
The county taxes for 2023 have been paid in the total amount of xx on xx/xx/2023 and xx/xx/2023.
There is one judgment against xx favor of "xx" in the amount of xx, recorded on xx/xx/2019.
No active judgments or liens have been found against the borrower or subject property.
No prior-year delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied to the due date of xx/xx/2023. The monthly P&I is xx, and the interest rate is 4.990%. The current UPB is xx.	Collections Comments:According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The monthly P&I is xx, and the interest rate is 4.990%. The current UPB is xx.
The loan is performing. No modification and forbearance details are available in recent collection comments.   No foreclosure activity has been found. No details were found regarding Covid-19 and damage.   As per Pacer, the borrower has not filed bankruptcy.
As per final 1003, the borrower has been working at xx as a xx for 252 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 19.26%. Tape shows BWR retired after closing and will receive SSI income; however, the ETA on receipt of SSI income is not available. BWR has 21 years on the job as xx, 0X30 since inception, FICO 750, and xxk equity in the subject. Further details not provided. Lender defect. The subject loan originated on xx/xx/2018, and the 3-year SOL is expired."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2018 does not reflect Condo Questionnaire. However, CD dated xx/xx/2018 reflects Condo Questionnaire at +xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance, originated on xx/xx/2018 and the 3 years SOL is expired.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2018 reflects Points - Loan Discount Fee at xx and Credit Report Fee at xx However, CD dated xx/xx/2018 reflects Points - Loan Discount Fee at xx and Credit Report Fee at xx. This is an increase in fee of 465.27 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance, originated on xx/xx/2018 and the 3 years SOL is expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock provided expired on xx/xx/2018 and the loan closed on xx/xx/2018. No lock extension found."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
D9EAHWN3UGJ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2018	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.132%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023, the subject mortgage originated on xx/xx/2018 and was recorded on xx/xx/2018 in the amount of xx in favor of xx.
The 2023 county annual taxes were paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is performing with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 5.50%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is performing with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 5.50%. The current UPB reflected as per the payment history is xx.
The reason for the default is not available.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No modification or forbearance details are available in the recent collection comments.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by COVID-19.
As per the final application, the borrower has been working at xx as a xx for 5.73 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved with DTI of 49.13%. Tape shows the borrower was not employed at the time of closing. The borrower income from new job cannot use to qualify. Borrower defect, unable to calc ATR. The subject loan originated on xx/xx/2018, and the 3-year SOL has expired."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The loan failed the Origination Fee First Lien fees test. The following fees were included in the test:
Loan Origination Fee paid by Borrower: xx

The loan failed the state regulation for the first lien prohibited fees test. The following fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final CD as xx. Calculated finance charge is xx for an under disclosed amount of -xx. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is refinance case, originated on xx/xx/2018 and the 3 year SOL is expired.

Foreclosure Rescission finance charge disclosed on Final CD as xx. Calculated finance charge is xx for an under disclosed amount of -xx. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is refinance case, originated on xx/xx/2018 and the 3 year SOL is expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
LE dated xx/xx/2018 reflect Points - Loan Discount Fee at xx. However, CD dated xx/xx/2018 reflects Points - Loan Discount Fee at xx.
LE dated xx/xx/2018 reflect Loan Origination Fee at xx. However, CD dated xx/xx/2018 reflects Loan Origination Fee at xx.
This is a cumulative increase in fee of $ +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/2018 and the 3 year SOL is expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.13% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is "xx" with a DTI of 49.13%."		Moderate	Pass	Fail	Pass	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
OZ0ILCCOPX4	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx/xx/2017	xx/xx/2017	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2017	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.815%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2017 in the amount of xx with the lender, xx. which was recorded on xx/xx/2018.
There is a junior mortgage against the subject property in the amount of xx with the lender "xx" which was recorded on xx/xx/2019.
No active liens and judgments have been found.
The county taxes for 2022-23 are paid.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx(xx) and was applied to the due date of xx/xx/2023. The monthly P&I is xx. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx(xx) and was applied to the due date of xx/xx/2023. The monthly P&I is xx. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower has been self employed for 15.8 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a fixed-rate loan with an original P&I of xx, an interest rate of 4.875%. However, the current P&I per PH is xx. However, there is a difference in P&I with respect to Note. There is a possibility of loan modification. However, the modification agreement is missing from the loan file.	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/xx/2061 Variance: Variance %: Comment: As per note stated maturity date is xx/xx/2048. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.81%. Tape shows income miscalculation and undisclosed debts, which may push DTI to 60.94%. BWR has 15 years of SE, 1X30 since inception, FICO 756, and xxk equity in the subject. Further details not provided. Lender defect. The subject loan originated on xx/xx/2017, and the 3-year SOL is expired."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2017 does not reflect Appraisal Re-Inspection Fee. However, CD dated xx/xx/2017 reflects Appraisal Re-Inspection Fee at +xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/2017 and the SOL is 3 years."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.815%, as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by AUS/DU (xx) and its recommendation is "xx" with a DTI of 49.81%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
22GJB01DG95	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	xx	Not Applicable	37.551%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 in the amount of xx in favor of xx.
The 1st and 2nd installments of county taxes for 2023 were paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is performing with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 5.500%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is performing with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 5.500%. The current UPB is reflected in tape for the amount of xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is unable to be determined.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per final application, the borrower has been working at xx as a xx for 16.3 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 37.55%. Seller tape data shows misrepresentation of borrower's income. However, personal funds were used. Further details are not provided. Subject loan originated on xx/xx/2019 and the 3 years SOL is expired."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to, Initial closing disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
ZOYR95FAHN5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	xx	xx	49.302%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2019 with the lender xx. in the amount of xx which was recorded on xx/xx/2019.
There is credit card judgment in favor of "xx" in the amount of xx which was recorded on xx/xx/2021.
The first installment of county taxes for 2023 has been paid in the total amount of xx.
The second installment of county taxes for 2023 is due in the total amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is performing with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is performing with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2022, the borrower’s income was impacted due to covid-19.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding damage.
As per the comment dated xx/xx/2022, the subject property is located in a FEMA disaster due to California Wildfires (xx), which started on xx/xx/2022 and expired on xx/xx/2024. No damage pertaining to the subject property has been found.
Unable to determine the occupancy and current condition of the subject property.
As per the final application, the borrower is self-employed. He is the XXXX for 10 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is N/A. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.30%. Tape shows BWR2 was terminated prior to closing, and the lender tried to use SE income to offset DTI; however, BWR1 SE income had decreased from the prior year. The revised DTI is 134.80%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2019, and the 3-year SOL is expired."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx/xx/2019 does not reflect Loan Origination Fee. However, CD dated xx/xx/2019 reflects Loan Origination Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/2019 and the 3 year SOL is expired.

TRID Violation due to decrease in lender credit on Closing Disclosure dated xx/xx/2019. Initial LE dated xx/xx/2019 reflects lender credit at xx. However, Revised CD dated reflects Lender Credit at xx. This is decrease of +xx for fee which has 0% tolerance test. Valid COC for the decrease is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/2019 and the 3 year SOL is expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.302% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 49.30%."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
0TI3WQGEETS	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2019	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.803%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 in the amount of xx in favor of xx.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2024. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2024. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per the final application, the borrower is self-employed. He has been the owner of xx for 25 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows an HPML loan without impounds established at the time of close. The loan currently has an impound account.

Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 5.846% exceeds APR threshold of 5.370% over by +0.476%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is non-escrowed.

Loan failed the qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Administration Fee paid by Borrower: xx
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx."
* Property type is inconsistent with the tape (Lvl 3) "The subject property type is PUD, and the tape shows blank, which is inconsistent."	* GSE Points and Fees Test Violations (Lvl 2) "Loan failed the GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Administration Fee paid by Borrower: xx
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx.

Downgraded the exception as SOL has been expired. xx/xx/2024."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 5.846% exceeds APR threshold of 5.370% over by +0.476%. The subject loan is non-escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx).
xx/xx/2026 -  SOL expired on xx/xx/2020. Downgrade to level 2."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from loan documents."	* Number of units in the property is inconsistent with the tape (Lvl 1) "Number of units in the property is 1 and tape shows blank which is inconsistent."	Critical	Fail	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
LUPXNVMERIZ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	xx/xx/2015	xx/xx/2015	Conventional	Fixed	Purchase	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023 the subject mortgage was originated on xx/xx/2015 and was recorded on xx/xx/2015 in the amount of xx in favor of xx in favor of "xx" in the amount of xx which originated on xx/xx/2015 and recorded on xx/xx/2015 with the instrument|xx Book/Page#xx .
There are 2 credit card judgments found against the subject property in favor of "xx" in the total amount of xx which were recorded on xx/xx/2021 & xx/xx/2023.
The 2023 county annual taxes were paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is performing with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P & I is xx with an interest rate of 3.630%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is performing with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P & I is xx with an interest rate of 3.630%. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2022, the reason for default is unemployment.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
There is forbearance agreement located at "xx" with effective date xx/xx/2018.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner occupied.
The subject property is in "xx" and in "xx" County located at "xx". However, latest collection comment as of xx/xx/2023 states no damage to the property.
No comments have been found stating the borrower’s income was impacted by Covid-19.
The borrower's employment details are not available in the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)
Credit Application
Final Truth in Lending Discl.
Flood Certificate
Good Faith Estimate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing DU/GUS/AUS
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: xx Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "As per inspection report dated xx/xx/2019 located at "xx"
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final HUD-1 closing statement is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows No Flaw, Collateral File Only, Well Seasoned Loan. Further details not provided."	* Application Missing (Lvl 2) "Final application signed by the borrower is missing from loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final truth in lending is missing from loan documents."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final good faith estimate is missing from loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling organizations disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from loan documents"
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial good faith estimate is missing from loan documents."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial truth in lending is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS report is missing from loan documents."
* Missing flood cert (Lvl 2)     "Flood insurance policy is missing from loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from loan documents."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
W6U2VTI76AB	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$299.25	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.000%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	Unavailable	25.000%	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	xx	xx	46.999%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023, the subject mortgage originated on xx/xx/2019 and was recorded on xx/xx/2019 in the amount of xx in favor of xx.
The first installment of county taxes for the year xx has been paid in the amount of xx on xx/xx/2023.
The second installment of county taxes for the year xx has been due in the amount of xx on xx/xx/2023.
The annual utilities charges for the year 2023 have been delinquent in the amount of xx and are good through xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the servicing comment dated xx/xx/2022, the reason for default is unemployment or decreased income.
As per the servicing comment dated xx/xx/2023, the repayment plan start date is xx/xx/2023.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
As per the servicing comment dated xx/xx/2022, the borrower’s income was impacted by COVID-19.
As per final 1003, the borrower was previously working at xx as a xx for 1 year and 1 month. Currently, the co-borrower joined XXXX as a janitorial clear for 10 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved with DTI of 46.99%. Tape shows the borrower was not employed prior to closing which may push DTI to 95%. Borrower defect, unable to calc ATR. The subject loan originated on xx/xx/2019, and the 3-year SOL has expired."
* Cash out purchase (Lvl 2)     "The subject loan is a purchase case. However, the final CD date of xx/xx/2019 reflects cash to in the amount of xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID Violation due to decrease in lender credit on Initial CD dated xx/xx/2019 reflects Lender credits at xx. However, final CD dated xx/xx/2019 reflects Lender credits at xx. This is decrease of -xx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2019 and the 1 year SOL is expired."
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.99% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is "xx" with a DTI of 46.99%."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
3L4IY79CMR5	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Rhode Island	xx	xx	xx	Rhode Island	xx	xx	No	Yes	Not Applicable	Other	$0.00	$0.00	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2019	xx	Primary	Yes	Yes	No	xx	Not Applicable	46.963%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023 the subject mortgage was originated on xx/xx/2019 and was recorded on xx/xx/2019 in the amount of xx in favor of xx which were recorded prior to the subject mortgage. The first senior mortgage was recorded on xx/xx/2010 in the amount of xx with the lender "xx" with xx and the second mortgage was recorded on xx/xx/2013 in the amount of xx with the lender of "xx" with instrument | book/page# xx. However, no recorded copy of the release or satisfaction has been found in the updated title report.
No active judgments or liens were found.
The taxes are to follow.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
As per the final 1003 application, the borrower was previously working at xx as a xx for 7.1 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is N/A Tape Source: Initial Tape Type:	3: Curable	* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents. Also, income is not available on it."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 46.963%. Tape and file show BWR income cannot be qualified; also, the client was on leave and does not plan on retiring. Without income, the DTI cannot be calculated. BWR defect. The subject loan originated on xx/xx/2019, and the 3-year SOL has expired."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by +xx.

The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx

Downgraded the exception as SOL has been expired. xx/xx/2024."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID Violation due to decrease in Lender Credit on Closing Disclosure dated xx/xx/2019. Initial CD dated xx/xx/2019 reflects Lender Credit at xx, however, Final CD dated xx/xx/2019 reflects Lender Credit at xx. This is decrease of xx for fee which has 0% tolerance test."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (xx) QM points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by +xx.

The below fees were included in the test:

Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx

Loan fails GSE (xx) QM points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by +xx.

The below fees were included in the test:

Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.963%, as the borrower income is xx and total expenses are in the amount of xx and the loan was underwritten by LP (xx) and its recommendation is "xx" with a DTI of 47%. The subject loan originated on xx/xx/2019, and the 3-year SOL has expired."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
LMP6ITGGSRM	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	360	xx/xx/2018	Unavailable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2018	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.528%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2018 in the amount of xx in favor of "xx" which was recorded on xx/xx/2019.
No active judgments or liens have been found.
The annual combined taxes for 2023 is due in the amount of xx for xx/xx/2024.
No delinquent taxes have been found for the prior year.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 5.250% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 5.250% which was applied for the due date of xx/xx/2023. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
As per the final application, the borrower has been receiving social security/disability income.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	HUD-1 Closing Statement Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final closing disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.528%. The tape shows a retirement income miscalculation. Further details were not provided. Lender defect. The subject loan was originated on xx/xx/2018, and the 3-year SOL is expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property is Manufactured Housing (Lvl 2)     "Home is affixed.
As per the appraisal report located at "xx", the subject property type is manufactured housing. The Alta-7 endorsement is attached with the short form policy. The VIN# provided in mortgage legal is PH184GA18953AB. The manufactured home rider is available at "xx" and the affidavit of affixation is available at "xx", shows the manufactured home is permanently affixed with the serial# PH1844GA18953."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.528%, as the borrower's income is xx, and total expenses are in the amount of xx, and the loan was underwritten by DU (xx) and its recommendation is "xx" with a DTI of 49.53%."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
CLZ2F5G5PIP	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2019	xx/xx/2019	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	xx	Not Applicable	17.262%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2019 and was recorded on xx/xx/2019 in the amount of xx in favor of "xx".
There is an active prior mortgage against the subject property in favor of "xx" in the amount of xx which originated on xx/xx/2010 and recorded on xx/xx/2010 with the instrument | Book/Page#xx . However, this prior mortgage is not shown in schedule-B of the final title policy as an exception, and no pay off is found in the final HUD-1 for this prior mortgage. No recorded copy of release or satisfaction has been found in the updated title report.
No active judgments or liens found.
The 1st installment of county taxes for 2023 was paid in the amount of xx on xx/xx/2023.
The 2nd installment of county taxes for 2023 was due in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P & I is xx with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P & I is xx with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per final application, the borrower has been working at xx as a xx for 24 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Mortgage Insurance	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Mortgage Type Loan Value: FHA Tape Value: Conventional Variance: Variance %: Comment: Seller tape shows Mortgage Type is Conventional as per the document is FHA. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at DTI 17.262. The seller'xx's income could not be considered for qualification as the borrower was on leave at the time of the loan closing. Lender defect. The subject loan originated on xx/xx/2019, and the 3-year SOL is expired."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed FHA QM Safe Harbor Test threshold test due to APR calculated 4.561%  exceeds APR threshold of 5.822% over by -1.261%HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2019 reflects Points - Loan Discount Fee at xx , Appraisal Fee at xx and Credit Report Fee at xx However, CD dated xx/xx/2019 reflects Points - Loan Discount Fee at xx, Appraisal Fee xx. Credit Report Fee at xx. This is a cumulative increase in the fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/2019 and the 3-year SOL has expired."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx Over by +xx.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: xx
 Points - Loan Discount Fee paid by Borrower: xx

Loan Fails Qualified Mortgage Lending policy points and fees test due to fees charged xx exceeds fees threshold xx Over By +xx
The below fees were included in the test:
Loan Origination Fee paid by Borrower: xx
 Points - Loan Discount Fee paid by Borrower: xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* MI, FHA or MIC missing and required (Lvl 2)     "Mortgage insurance certificate is missing from loan documents."
* Rebuttable Presumption - defined by loan findings (Lvl 2)     "Loan fails FHA QM rebuttable presumption test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand-dated by borrower."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
I4ES2O3DKSJ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	Unavailable	25.000%	Unavailable	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	xx	Not Applicable	43.037%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023 the subject mortgage was originated on xx/xx/2019 and was recorded on xx/xx/2019 in the amount of xx in favor of xx.
The 1st and 2nd installments of county taxes for 2022 were paid in the total amount of xx on xx/xx/2023 and xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
Recent servicing comments do not reflect any damage pertaining to the subject property.
As per tape data, the subject property has been occupied by owner.
As per tape data, client was terminated from their employment prior to closing. Further details not found.
As per the final 1003 application, the borrower was previously working at xx as a xx for 4 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 43.037%. Tape and VOE show the BWR was terminated from employment prior to closing and obtained a 100% commission job after closing. Further details were not provided. BRW defect; the subject loan originated on xx/xx/2019 and the 3-year SOL is expired."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx/xx/2019 does not reflect Credit Monitoring Service fee. However, final CD dated xx/xx/2019 reflects Credit Monitoring Service fee at xx. This is an increase in fee of +xx for charges that cannot increase. Subject loan is a purchase, originated on xx/xx/2019 and the 1-year SOL is expired."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.037%, as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by LP (xx) and its recommendation is "xx" with a DTI of 43%."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary (xx) is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
4ZK7PWJJJ7H	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	46.421%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2020 and was recorded on xx/xx/2020 in the amount of xx in favor of xx
No active judgments or liens found.
The 2023 combined annual taxes were paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P & I is xx with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P & I is xx with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner occupied.
The subject mortgage was originated on xx/xx/2020. Tape shows defect as "lost investor due to COVID. Further details not provided.
As per final application, the borrower has been working at xx from 15 Years and 5 months
The loan was originated on xx/xx/2020. However, covid-19 attestation is missing from the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Required Disclosures	Field: Borrower #1 Middle Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Borrower middle name is N/A. Tape Source: Initial Tape Type:
Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Current value is N/A. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape and file show the subject loan type is alternative (xx) and lost investor due to COVID. Further details were not provided."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 6.822% exceeds APR threshold of 5.010% over by +1.812%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

This loan failed the NC rate spread home loan test. ( NC GS §24-1.1F(xx)(xx) ) The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full ComplianceAnalyzer report. While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met."
* Higher Price Mortgage Loan (Lvl 2)     "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx)(xx)) due to an APR calculated at 6.822% exceeds APR threshold of 5.010% over by +1.812%. The HPML disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulations 1026.35(xx), (xx), and (xx)."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.421% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was manually underwritten. The subject loan originated on xx/xx/2020 and the 3-year SOL is expired."		Elevated	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
D3G1451SQFI	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	18.818%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xx with xx.
No active judgments or liens have been found.
All prior year’s taxes have been paid.
No prior year’s delinquent taxes have been found.

As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2024. The UPB is xx.
As per the final application, the borrower has been working at xx as a xx for 12 years.
As per seller’ tape data, the borrower was not employed at the time of closing. Further details not provided.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 18.818%. Tape and VOE in the file show BWR was not employed at closing. BWR defect: the subject loan was originated on xx/xx/2020 and the 3-year SOL is expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID violation due to decrease in lender credit in initial closing disclosure dated xx/xx/2020. Initial LE dated xx/xx/2020 reflects lender credit at xx, however, revised CD dated xx/xx/2020 reflects lender credit at xx. This is decrease of xx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing. The subject loan is a refinance case, originated on xx/xx/2020 and the SOL is 3 years expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "Right to cancel is not hand signed by the borrower."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
O2V442L1T8B	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	31.833%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per review of the latest updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2020 in the amount of xx in the favor of xx for xx, which was recorded on xx/xx/2020.
No active liens and judgments have been found against the borrower and the property.
1st county taxes for 2023 have been paid in the amount of xx.
2nd county taxes for 2023 have been paid in the amount of xx.
No prior year delinquent taxes have been found.

As per review of latest payment history as of xx/xx/2023, the loan is performing. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 3.250% and P&I is xx for the due date of xx/xx/2023. The next due date is xx/xx/2024. The current UPB reflected is in the amount of xx.	Collections Comments:The current status of the loan is performing.
As per review of latest payment history as of xx/xx/2023, the loan is performing. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 3.250% and P&I is xx for the due date of xx/xx/2023. The next due date is xx/xx/2024. The current UPB reflected is in the amount of xx.
As per the final 1003, the borrower has been working at xx as a  xx for 1 month and was previously working at xx as a xx for 6 years.
No damages have been found.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 31.83%. Tape shows BWR was qualified using an unsigned employment offer letter. Post-close VOE and paystubs revealed that BWR was unemployed after closing and started a new job after a 3-week gap. Lender defect. The subject loan was originated on xx/xx/2020 and the 3-year SOL is expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
																																																																																								* Missing Required Disclosures (Lvl 2) "Settlement services provider list is missing from the loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
AP6XOJC3GKJ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.323%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2020 and was recorded on xx/xx/2020 in the amount of xx in favor of "xx".
No active judgments or liens were found.
The 1st installment of county taxes for 2023 was paid in the amount of xx on xx/xx/2023.
The 2nd installment of county taxes for 2023 is due in the total amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2023, the reason for default is curtailment of income.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No evidence has been found regarding litigation and contested matter.
No information has been found related to damage or repairs.
As per seller’s tape data, the subject property is owner occupied.
As per servicing comment dated xx/xx/2023, the borrower’s income has been impacted due to Covid-19 pandemic and the reason for default is curtailment of income.
As per final application, the borrower "xx" has been working at xx as a xx for 2 years and prior employment details are not available.
The loan was originated on xx/xx/2020 and the covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Original Balance (or Line Amount) Loan Value: xx Tape Value: xx Variance: $-189000.00 Variance %: -27.39130% Comment: Original balance is xx. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows AUS not eligible due to underwriter error. Review of loan file does not show any error. Further details not found."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "Subject loan closed without an appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value of xx. Current UPB xx."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
LE dated xx/xx/2020 reflects Points - Loan Discount Fee at xx. However, CD dated xx/xx/2020 reflects Points - Loan Discount Fee at xx.
This is increase in fee of $ +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/2020 and the 3 year SOL is expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
FXWPT8OO6HW	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2020	xx	Investor	Yes	Yes	No	xx	Not Applicable	45.409%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per review of the latest updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2020 in the amount of xx in the favor of xx for xx, which was recorded on xx/xx/2020. No active liens and judgments have been found against the borrower and the property. 1st and 2nd county taxes for 2023 have been paid in the total amount of xx. No prior year delinquent taxes have been found.	As per review of latest payment history as of xx/xx/2023, the loan is performing. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 4.125% and P&I is xx for the due date of xx/xx/2023. The next due date is xx/xx/2024. The current UPB reflected is in the amount of xx.	Collections Comments:The current status of the loan is performing
As per review of latest payment history as of xx/xx/2023, the loan is performing. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 4.125% and P&I is xx for the due date of xx/xx/2023. The next due date is xx/xx/2024. The current UPB reflected is in the amount of xx.
As per the final 1003, the borrower has been working at xx as a xx for 14 years.
Appraisal report dated xx/xx/2020 reflects in photo addendum that unit 214 is missing a basement window. A window space is closed up with a piece of wood and the wood has a hole in it. Cost to cure to replace the window xx (Photo is located at "xx.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows the appraisal came in low and was not updated. LTV is 77%, and agency guidelines cap at 75%. An appraised value of xx was considered; however as per the appraisal report, the subject property's reasonable value as determined by the appraiser is xx. The corrected LTV increases to 77%."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "Appraisal report dated xx/xx/2020 reflects in photo addendum that unit 214 is missing a basement window. A window space is closed up with a piece of wood and the wood has a hole in it. Cost to cure to replace the window xx. 1004D is missing from the loan file. XXXX search shows estimated value of xx. Current UPB is xx."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$300.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
SATAA70XU3P	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	50.164%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per review of the latest updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2020 in the amount of xx in the favor of "xx", which was recorded on xx/xx/2020 under Instr#xx / 356.
The city third and fourth installment taxes for 2024 are due on xx/xx/2024 and xx/xx/2024 in the amount of xx .
There is one junior mortgage against the subject property in favor of "xx", in the amount of xx and recorded on xx/xx/2023.
No active judgments or liens have been found against the borrower or subject property.
No prior year delinquent taxes have been found.

According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on11/13/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The monthly P&I is xx and the interest rate is 2.875%. The current UPB is xx.	Collections Comments:According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The monthly P&I is xx and the interest rate is 2.875%. The current UPB is xx.
The loan is performing. No modification and forbearance details are available in recent collection comments.
No foreclosure activity has been found. No details were found regarding Covid-19 and damage.
As per Pacer, the borrower has not filed bankruptcy.
As per final 1003, the borrower has been working at xx as xx for 180 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 50.164%. Tape shows the borrower's did not disclose, and the lender also missed to calculate the garnishment child support debt in DTI, which was disclosed in the paystubs. Lender defect. The subject loan originated on xx/xx/2020, and the 3-year SOL is expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.164%, as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by LP (xx) and its recommendation is "xx" with a DTI of 50%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
Y83P3XX1IOU	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Other	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2019	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.495%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023, the subject mortgage originated on xx/xx/2020 and was recorded on xx/xx/2020 in the amount of xx in favor of "xx"
There are 3 real estate tax liens found against the subject property in the total amount of xx filed by "xx" which were recorded on xx/xx/2020, xx/xx/2021, and xx/xx/2022. The subject property is located in California, and the aforementioned unpaid liens may cause the subject property to go into foreclosure. This can be cured by paying off the lien with its penalties and interest.
The 1st installment of county taxes for 2023 was paid in the amount of xx on xx/xx/2023.
The 2nd installment of county taxes for 2023 is due in the total amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is performing with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 3.88%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is performing with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 3.88%. The current UPB reflected as per the payment history is xx.
The reason for the default is not available.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No modification or forbearance details are available in the recent collection comments.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by COVID-19.
As per the final application, the borrower has been the owner of xx for 6.01 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.49%. The tape shows SE income was miscalculated using the 2018 joint tax returns and joint schedule C income. The recalculated income using the 2018 tax transcripts decreases the qualifying income from xx/month to xx/month, and the revised DTI is 96%. Lender defect. The subject loan originated on xx/xx/2020 and the 3-year SOL is expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is not signed by the borrower."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.495% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by LP (xx) and its recommendation is "accept" with a DTI of 49.00%."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand-dated by the borrower."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
Q8G6X5IE9J0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	XXXX	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Unavailable	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	Yes	xx	xx	26.415%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 in the amount of xx in favor of xx in favor of "xx" in the amount of xx which was recorded on xx/xx/2019.
The first instalment of county taxes for 2023 were paid in the amount of xx on xx/xx/2023.
The second instalment of county taxes for 2023 is due in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is performing with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 4.250%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is performing with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 4.250%. The current UPB is reflected in tape for the amount of xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is unable to be determined.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per the final 1003 application, the borrower was previously working at xx as a xx for 20 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Appraisal (Incomplete)
Hazard Insurance
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing DU/GUS/AUS
Missing or error on the Rate Lock
Notice of Servicing Transfer
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report dated xx/xx/2019 is subject to "xx" due to missing carbon monoxide detector outside of bedrooms in hallway. Cost to cure is not provided. Updated 1004D is missing from the loan documents. Final CD does not show any escrow holdback amount."
* Loan does not conform to program guidelines (Lvl 3) "As per seller tape, B1 is an ITIN and B2 is an SSN. However, a review of the loan file shows that both borrowers are US citizens and both have SSNs. ID cards, driving licenses, and passports are missing from the loan file."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "TRID tolerance test is incomplete due to Initial LE and Initial CD are missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS/DU report is missing from the loan document."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "A valid hazard insurance policy is missing. Loan was funded on xx/xx/2019.  The hazard policy on file reflects an effective date of xx/xx/2020 and an expiration date of xx/xx/2021."
* Missing Required Disclosures (Lvl 2)     "Your home loan toolkit is missing from the loan documents.

Settlement services provider list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary (xx) is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
HL7ZC9NBJIK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	Yes	xx	xx	47.941%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per review of the latest updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 in the amount of xx in the favor of xx for xx, which was recorded on xx/xx/2021.
No active liens and judgments have been found against the borrower and the property.
1st, 2nd, 3rd, and 4th county taxes for 2023 have been paid in the total amount of xx.
1st , and 2nd county taxes for 2023 have been due in the total amount of xx.
No prior year delinquent taxes have been found.
As per review of latest payment history as of xx/xx/2023, the loan is performing. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 2.750% and P&I is xx for the due date of xx/xx/2023. The next due date is xx/xx/2023. The current UPB reflected is in the amount of xx.	Collections Comments:The current status of the loan is performing.
As per review of latest payment history as of xx/xx/2023, the loan is performing. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 2.750% and P&I is xx for the due date of xx/xx/2023. The next due date is xx/xx/2023. The current UPB reflected is in the amount of xx.
The loan was originated on xx/xx/2021. Covid-19 attestation is located at "xx"
As per the final 1003, the borrower has been working at xx as a xx for 3 years and previous employment details are not available.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
No damages have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "The loan failed the state regulation prohibited fees test:
The following fees were included in the test:
Attorney Fee paid by Borrower: xx
Title-CPL Fee paid by Borrower: xx
Title-NOS paid by Borrower: xx
Title-Transaction Management paid by Borrower: xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 47.941%. Tape shows BWR had an unexpected leave from work and has not returned. Further details were not provided. Borrower defect. The subject loan originated on xx/xx/2021 and the 3-year SOL is active."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents.

Downgraded the exception as SOL has been expired. xx/xx/2024."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.94% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 47.94%."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
48FL694NI1F	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	240	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2019	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.413%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	3.990%	xx	xx/xx/2021	XXXX	As per review of the latest updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2019 in the amount of xx in favor of xx for xx. which was recorded on xx/xx/2019.
There are two credit card judgments found against the subject borrower "xx" in favor of xx(xx) in the total amount of xx.
There are two credit card judgments found against the subject borrower "xx" in favor of xx in the total amount of xx recorded on xx/xx/2019 and xx/xx/2015 prior to the subject mortgage.
Annual combined and other taxes for 2023 have been due in the total amount of xx.
No prior year delinquent taxes have been found.
As per review of the latest payment history as of November 12, 2023, the loan is performing. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 3.990%, and P&I is xx for the due date of xx/xx/2024. The next due date is xx/xx/2024. The current UPB reflected is in the amount of xx.	Collections Comments:The current status of the loan is performing.
As per review of the latest payment history as of November 12, 2023, the loan is performing. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 3.990%, and P&I is xx for the due date of xx/xx/2024. The next due date is xx/xx/2024. The current UPB reflected is in the amount of xx.
As per the final 1003, the borrower has been working at xx as a xx for 8 years and previous employment details are not available.
Appraisal report located at xx Pg#17 is "xx" to completion. However, appraisal shows missing siding. The dwelling requires extensive siding repair, as seen in the subject photos. Appraisal 1004D Update/Completion report is missing from loan documents. Final closing disclosure does not show any escrow holdback. However, CC does not show any damage.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/2021 with new modified UPB amount of xx. The borrower promises to make a monthly payment of xx with a rate of interest of 3.990%, which began on xx/xx/2021 and will end on xx/xx/2061.	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is N/A. Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Loan is modification.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2061 Tape Value: xx/xx/2040 Variance: 7702 (Days) Variance %: Comment: Stated maturity date is N/A. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report is xx, the appraisal shows the dwelling requires extensive siding repair, as seen in the subject photos; this does not affect the livability of the home. The 1004D update/completion report is missing from the loan documents. Also, the final CD does not reflect any holdbacks. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 44.413%. Tape shows a miscalculation of income as the lender included the borrower'xx's income from Home Depot, which was reflected on the Finicity report. The revised DTI is 61.97%. Lender defect. The subject loan was originated on xx/xx/2019, and the 3-year SOL is expired."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a purchase, originated on xx/xx/2019 and the 1-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx/xx/2019 reflects the sum of Section C fees and Recording fee at xx. However, CD dated xx/xx/2019 reflects the sum of Section C and Recording fee at xx. This is a cumulative increase of xx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2019 and the 1-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.413% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 44.41%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LCGNC23LHQI	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Delaware	xx	xx	xx	Delaware	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.250%	180	xx/xx/2020	xx/xx/2020	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	xx	48.967%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2021 in the amount of xx with xx.
No active judgments or liens have been found.
The annual installments of school and county taxes for 2023 have been paid in the total amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 2.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower previously worked at xx as a xx for 8 months. The co-borrower has been working at xx as an xx for 4.6 years.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a FHA fixed-rate mortgage with a P&I of xx, a rate of interest of 2.250%, and a maturity date of xx/xx/2036. The P&I as per payment history tape data is xx, and the rate of interest is 2.250%. However, there is a difference in P&I with respect to the note. However, the modification agreement is missing from the loan file.	Initial Escrow Acct Disclosure Mortgage Insurance	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance %:    Comment: As per loan documents loan is FHA but tape shows conventional.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/xx/2036 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48.97%. Tape shows BWR1 retired prior to closing and was applicable for SSI income after closing in March 2021. The revised DTI is 99%. Further details were not provided. BWR defect; the subject loan originated on xx/xx/2020 and the 3-year SOL is expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is not signed by the borrower."
* MI, FHA or MIC missing and required (Lvl 2)     "Mortgage insurance certificate is missing from loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.97% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 48.97%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Unavailable	xx
9IIBT7YYF76	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	34.836%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the UT report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2020 in the amount of xx in favor of "xx" which was recorded on xx/xx/2020.
No active judgments or liens have been found.
The annual county taxes is due in the amount of xx for xx/xx/2024.
The water/sewer charge is delinquent in the amount of xx which is good through xx/xx/2023.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 3.625% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 3.625% which was applied for the due date of xx/xx/2023. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
As per the final application, previously, the borrower worked at xx as a xx. software engineer / other for 2 months.
As per the collection comment dated xx/xx/2023, the subject property was potentially affected. However, the nature of damage and cost of repairs are unable to determine. No evidence is available to confirm the current status of repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial 1003_Application	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "Subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value at xx. Current UPB xx"
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "The subject was approved at 34.836%. Tape shows BWR was terminated from their employer on xx/xx/2019 prior to closing on xx/xx/2020. Further details were not provided. BWR defect; the subject loan was originated on xx/xx/2020 and the 3-year SOL is expired."
																																																																																								* Missing Initial 1003_Application (Lvl 2) "Initial application signed by the loan originator is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
6TWA4YON8DZ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	240	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.801%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023 the subject mortgage was originated on xx in the amount of xx in favor of "xx".
No active judgments or liens were found.
The 2023 county annual taxes were paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 3.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 3.125%. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
As per final application, the borrower has been working at xx since xx/xx/2014.
The loan was originated on xx/xx/2021. However, covid-19 attestation is missing from the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy Points and Fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at DTI 44.80%. Tape shows DTI exceeds the maximum guidelines as the borrower was not employed at the time of closing. Further details were not provided. BWR defect. The subject loan is a refinance case; originated on xx/xx/2021 and the 3-year SOL is active."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.80% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is "xx" with a DTI of 44.80%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
S7GMZ4AG9LX	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	180	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	27.902%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xx with xx.
There is judgment active against the borrower in favor of xx in the amount of xx which was recorded on xx/xx/2023.
All prior year’s taxes have been paid.
No prior year’s delinquent taxes have been found.

As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
As per the final application, the borrower has been working at xx as a xx. claims specialist for 1.7 years. Prior employment details are not available.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the borrower had a mortgage debt charge-off on xx/xx/2017 and the subject loan originated on xx/xx/2020. The loan does not meet the seasoning requirement for cash-out refinance transactions."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
YWZEL3XPP20	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.048%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of "xx".

No active liens and judgments have been found against borrower and property.
The second installment of county taxes for 2023/2024 is due in the amount of xx on xx/xx/2024.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
The loan was originated on xx/xx/2021. The Covid-19 attestation is located at "xx".
As per final 1003, the borrower was previously working at xx as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock Mortgage Insurance	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Mortgage Type Loan Value: FHA Tape Value: Conventional Variance: Variance %: Comment: Application shows mortgage type is FHA. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject loan is a refinance. The tape shows the borrower owned the subject for less than 12 months. No further details are available."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application signed by the loan originator is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
AO9PYGB6X1E	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Secondary	Yes	Yes	No	xx	xx	Error	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023, the subject mortgage originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx in favor of xx.
The first installment of county taxes for the year 2023 has been due in the amount of xx on xx/xx/2024.
The second installment of county taxes for the year 2023 has been due in the amount of xx on xx/xx/2024.
The annual county taxes for the year 2023 have been paid in the amount of xx on xx/xx/2022.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the servicing comment dated xx/xx/2022, the reason for default is curtailment of income.
No information has been found regarding the forbearance plan.
As per the tape data, the subject property is a secondary home.
As per the servicing comment dated xx/xx/2022, the borrower’s income was impacted by COVID-19.
As per the final 1003, the borrower xx, on xx/xx/2002 and has been working as a CEO for 19 years and 6 months. Prior employment details are not available.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is not applicable. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The DU and 1008 in file show the subject loan was approved at DTI 100%. The tape shows SE income is declining as compared to the previous year's income. Also, the YTD P&L and business bank statements supporting qualifying are missing. Further details were not provided. Lender defect. The subject originated on xx/xx/2021, and the 3-year SOL is active. BWR has 19.45 years on the job as xx, 0X30 since inception, and FICO 789.

																																																																																								Downgraded to LVL2 because loan is current and SOL will be expire in the next 6 months."		Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
MKKDM67WZC2	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	41.366%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per review of the latest updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2021 in the amount of xx in favor of xx for xx, which was recorded on xx/xx/2021.

No active liens and judgments have been found against the borrower and the property.
1st county taxes for 2023 have been paid in the amount of xx.
2nd county taxes for 2023 have been due in the amount of xx.
No prior year delinquent taxes have been found.
As per review of latest payment history as of xx/xx/2023, the loan is performing. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 4.5% and P&I is xx for the due date of xx/xx/2023. The next due date is xx/xx/2023. The current UPB reflected is in the amount of xx.	Collections Comments:The current status of the loan is performing.
As per review of latest payment history as of xx/xx/2023, the loan is performing. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 4.5% and P&I is xx for the due date of xx/xx/2023. The next due date is xx/xx/2023. The current UPB reflected is in the amount of xx.
As per the final 1003, the borrower CEO of xx years and previous employment details are not available.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
No damages have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing DU/GUS/AUS Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "AUS report is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial 1003 is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 41.36%. The tape shows that employment documentation does not meet guideline requirements. Further details were not provided. BWR has 29.24 years on the job as xx, 0X30 since inception, FICO of 758 and xxk equity in the subject. Lender defect. The subject loan originated on xx/xx/2021 and the 3-year SOL is active."
																																																																																								* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed QM safe harbor threshold test due to APR calculated 4.612% exceeds APR threshold of 4.550% is over by +0.062%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
QDPSDJ7THPL	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	42.029%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023 the subject mortgage was originated on xx/xx/2020 and was recorded on xx/xx/2020 in the amount of xx in favor of "xx".
No active judgments or liens were found.
The 1st installment of county taxes for 2023 was paid in the amount of xx on xx/xx/2023.
The 2nd installments of county taxes for 2023 is due in the total amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	Payment History According to the payment history as of xx/xx/2023, the borrower is performing with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
Payment History According to the payment history as of xx/xx/2023, the borrower is performing with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner occupied.
The loan originated on xx/xx/2020. Tape shows the client terminated prior to closing and is looking for a new job.
As per the final 1003 application, the borrower was previously working at xx as a xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "Subject loan closed without appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows subject property valued at xx. Current UPB is xx."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "The subject was approved at 42.029%. Tape and WVOE in the file show that BWR2 was terminated from employment prior to closing and was looking for a new job. The revised DTI is 85%. BWR defect. The subject loan originated on xx/xx/2020, and the 3-year SOL is expired."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand-dated by the borrower."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
5NFHSD7N40H	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	39.102%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xx with xx.
There are two prior credit card judgments against xx favor of "xx" which were recorded on xx/xx/2013 and xx/xx/2014 in the total amount of xx.
The first and second installments of county taxes for 2022 have been paid in the total amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower previously worked at xx since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 39.102%. The tape and VOE in the file show BWR was not employed at the closing. The revised DTI is 123.22%. BWR defect. The subject loan originated on xx/xx/2020, and the 3-year SOL is expired."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2020 reflects Points - Loan Discount Fee at xx. However, CD dated xx/xx/2020 reflects Points - Loan Discount Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/2020 and the 3-year SOL has expired."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DOD46XVS3EB	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.500%	180	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	48.237%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2020 and was recorded on xx/xx/2020 in the amount of xx in favor of "xx".
There is UCC lien found against the subject property in favor of "xx" which was recorded on xx/xx/2020. The lien amount is not available.
The annual combined taxes for 2023 is due in the amount of xx on xx/xx/2024.
The annual other taxes for 2023 mud 58 is due in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 2.50%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 2.50%. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No evidence has been found regarding litigation and contested matter.
No information has been found related to damage or repairs.
As per seller’s tape data, the subject property is owner occupied.
As per seller’s tape data, borrower was not employed prior to close. As per initial application, the borrower "xx" has been working at xx as a xx for 27.48 years.
The loan was originated on xx/xx/2020. However, covid-19 attestation is missing from the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value NA Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48.24%. The tape and VOE in the file show BWR was not employed at the closing. BWR defect. The subject loan originated on xx/xx/2020, and the 3-year SOL is expired."
* Missing Initial 1003_Application (Lvl 2)     "Initial 1003 application is missing from the loan documents."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.237%, as the borrower’s income is xx, and total expenses are in the amount of xx, and the loan was underwritten by DU (xx) and its recommendation is "xx" with a DTI of 48.24%."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
NOZ8JV1GUZN	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.250%	360	xx/xx/2021	xx/xx/2021	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023 the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx in favor of xx in favor of "xx" in the amount of xx which was recorded on xx/xx/2020 prior to the subject mortgage.
The annual combined taxes for 2023 were paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 2.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 2.250%. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
Recent servicing comments do not reflect any damage pertaining to the subject property.
As per tape data, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per final application, the borrower has been working at xx since xx/xx/2015.
The loan was originated on xx/xx/2021. However, covid-19 attestation is missing from the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The subject loan is a VA IRRRL and tape shows the loan does not meet VA seasoning requirements under APM 19-05."	* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
VH7Q23T7P7D	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Rhode Island	xx	xx	xx	Rhode Island	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.125%	120	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	Unavailable	Unavailable	No Documentation	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Secondary	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of "xx".

No active liens and judgments have been found against borrower and property.
No prior year delinquent taxes have been found.
The third and fourth installments of city taxes for 2023 are due total in the amount of xx.
Water charges for 2023 are due in the amount of xx on xx/xx/2023.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx. The UPB reflected as per the payment history is xx.
Unable to determine current occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per initial application, the borrower has been working at "xx" for 312 months. The position is not mentioned on document
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing Initial Closing Disclosure Missing or error on the Rate Lock Origination Appraisal Transmittal (1008)	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: As per note borrower last name is XXXX Tape Source: Initial Tape Type:
Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Application Missing (Lvl 3) "Final application is missing from the loan documents."
* DU/GUS/AUS has issues or conditions (Lvl 3)     "AUS/DU is missing from the loan documents."
* LE/CD Issue date test Fail (Lvl 3)     "Final CD located at xx#475 is not hand dated by the borrower."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject is a second home. Tape shows loan did not meet secondary market guidelines due to income/capacity. Final 1008, AUS and application is missing from the loan documents. 0X30 since inception, FICO is 806 and xxk equity in the subject. Further details were not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL is active."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to Initial CD is missing from the loan documents.

																																																																																								Downgrade to LVL2, 3 year SOL expires in 2024"		Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XUD89NMKXV8	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	22.763%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
There are three prior judgments active against the borrower in favor of xx in the amount of xx. All were recorded on different dates.
There are two prior hospital liens active against the borrower in favor of xx in the amount of xx. Both were recorded on different dates.
All prior year’s taxes have been paid.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
As per the final application, the borrower has been working at xx as an xx for 18 years.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 13 Tape Value: 15 |---| -2 |----| -13.33333% Comment: Age of loan is 13. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2022   Variance: -5 (Days)   Variance %:    Comment: Original note doc date is xx/xx/2022.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2052 Tape Value: xx/xx/2052 Variance: -30 (Days) Variance %: Comment: Stated maturity date is xx/xx/2052. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from the loan documents."
* Property Marketability Issues (Lvl 3) "The tape shows the comparables selected are inappropriate and do not support the appraised value. The review of the appraisal report shows that the comparables selected are not similar in terms of distance from the subject property, lot size, quality of construction, property condition, room count, GLA, basement and finished rooms below grade, and additional amenities. Comp #3, with a sales price of xxK, is closest to the subject property valued at xxK. A Realtor.com search shows an estimated value of xxK. Current UPB xxK."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final CD as xx. Calculated finance charge is xx for an under disclosed amount of -xx.  Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing. The subject loan is a purchase, originated on xx/xx/2022 and the 1-year SOL is expired."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflects Points - Loan Discount Fee at xx. However, CD dated xx/xx/2022 reflects Points - Loan Discount Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2022 and the 1-year SOL is expired."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
PFNA9P9YMQ0	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.875%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	Unavailable	Investor	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023, the subject mortgage originated on xx/xx/2023, and was recorded on xx/xx/2023 in the amount of xx in favor of "xx".
There is a civil judgment found against the subject borrower in favor of "xx" in the amount of xx which was recorded on xx/xx/2017 prior to the subject mortgage.
There are 2 credit card judgments found against the subject borrower in the total amount of xx filed by different plaintiffs and recorded on xx/xx/2017 and xx/xx/2020 prior to the subject mortgage.
The 2023 county annual taxes are paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 and the due date of xx/xx/2023. The current monthly P&I is xx, with an interest rate of 8.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 and the due date of xx/xx/2023. The current monthly P&I is xx, with an interest rate of 8.875%. The current UPB reflected as per the payment history is xx.
The reason for default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No evidence has been found regarding litigation and contested matter.
No information has been found related to damage or repairs.
As per seller tape data, the property occupancy is stated as an investment.
Final application is missing. Hence, unable to confirm the current employment details.
The subject property is in "xx" and in "xx" County located at "xx".  However, CCs do not show any damage.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Initial 1003_Application Missing Dicsloures Note Origination Appraisal Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: 22.896% |---| |----| Comment: Unavailable. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance %:    Comment: Loan documentation type is no documentation.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2053 Tape Value: xx/xx/2053 Variance: -122 (Days) Variance %: Comment: Seller tape shows xx/xx/2053 as per mortgage is xx/xx/2053. Tape Source: Initial Tape Type:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "The original note along with lost note affidavit is missing from the loan file. The loan has not been modified since origination."
* Property Marketability Issues (Lvl 4) "The tape shows that secondary valuation does not support the original appraised value. Further details were not provided. Secondary valuation is missing from the loan file. XXXX search does not reflect an estimated value. The current UPB is xx. Elevated for client review."	* Application Missing (Lvl 3) "Final application is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final closing disclosure is missing from the loan documents."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents."
* Missing credit report (Lvl 3)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application signed by the loan originator is missing from loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Home loan toolkit is missing from the loan documents."
* Required Documentation Missing or Incomplete  (Lvl 3)     "Unable to calculate DSCR due to missing Form 1007/216 and lease agreement from the loan file."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
H9YRRZT02XS	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.875%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	46.545%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx in favor of "xx".

No active liens and judgments have been found against borrower and property.
No prior year delinquent taxes have been found.
Combined taxes for 2023 are due in the amount of xx on xx/xx/2024.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2024. The P&I is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2024. The P&I is xx. The UPB reflected as per the payment history is xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per the final application, the borrower is self-employed. He has been the owner of "xx" for 49 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable Tape Source: Initial Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Escrow Account Indicator is Yes   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2053 Tape Value: xx/xx/2053 Variance: -61 (Days) Variance %: Comment: Stated Maturity Date is xx/xx/2053 Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "The tape shows LE and CD acknowledged on the same day. Infinity's compliance report also fails the revised loan estimate delivery date test as the revised loan estimate delivery date (xx) is on the initial closing disclosure delivery date (xx)."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "Loan failed Compliance Ease delivery and timing test for revised LE dated xx/xx/2023. The revised loan estimate delivery date xx/xx/2023 is on the initial closing disclosure delivery date xx/xx/2023."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
UE6BNQQVBRG	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.996%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xx with xx.
No active judgments or liens have been found.
The annual installments of county taxes for 2023 are due on xx/xx/2024 in the amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 3.750%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
As per the final 1003, the borrower was previously at "xx" from xx/xx/2018 to xx/xx/2018. Currently, the borrower has been working at xx as a xx for 1.4 years.
As per the comment dated xx/xx/2023, the foreclosure was initiated on the loan in 2023, and the complaint was filed on xx/xx/2023. As per the comment dated xx/xx/2023, the order to dismiss  foreclosure was received on xx/xx/2023, and the foreclosure was dismissed due to the deferment plan. Further details not provided.
As per the comment dated xx/xx/2023, the reason for default is curtailment of income.
As per the comment dated xx/xx/2023, the subject property is owner occupied. No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2023, the borrower's income is impacted by Covid-19. As per the payment deferral agreement dated xx/xx/2023, which is located at "xx" the borrower was approved for a Covid deferral payment plan, and 18 payments of P&I interest from the due date of xx/xx/2022 to xx/xx/2023, were deferred in the total amount of xx.
As per the comment dated xx/xx/2023, the borrower was approved for a 3-month trial plan, which will begin from xx/xx/2023 to xx/xx/2023 with a monthly amount of xx. However, as per the comment dated xx/xx/2023, the borrower informed the servicer that he was confused and questioning everything regarding the trial plan and that he wanted other options.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
Foreclosure Comments:As per the comment dated xx/xx/2023, the foreclosure was initiated on the loan in 2023, and the complaint was filed on xx/xx/2023. As per the comment dated xx/xx/2023, the order to dismiss foreclosure was received on xx/xx/2023, and the foreclosure was dismissed due to the deferment plan. Further details not provided.
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 44.996% Tape Value: 46.800% |---| -1.804% |----| -1.80400% Comment: AS per 1008 and LP borrower DTI is 44.99% but tape shows 46.80%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is not applicable.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2050 Tape Value: xx/xx/2050 Variance: -31 (Days) Variance %: Comment: As per note stated maturity date is xx/xx/2050 but tape shows xx/xx/2050. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.99%. The tape shows that the lender miscalculated base income using the YTD average rather than using base pay. The revised DTI is 46.80%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2020, and the 3-year SOL is expired."
* Cash out purchase (Lvl 2)     "Subject loan is purchase transaction. However, final CD reflects cash to amount at xx."
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final CD as xx. Calculated finance charge is xx for an under disclosed amount of -xx. Reason for Finance charge under disclosure is unknown as the fee itemization is missing. The subject loan is purchase transaction, originated on xx/xx/2020 and the 1 year SOL expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.99%, the borrower’s income was xx and total expenses are in the amount of xx and the loan was underwritten by LP (xx) and its recommendation is "xx" with a DTI of 45%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
EX3H8JZUSWS	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	40.828%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx with xx.
No active judgments or liens have been found.
Annual county taxes for 2023 are due on xx/xx/2024 in the amount of xx.
Annual city taxes for 2023 were due on xx/xx/2023 in the amount of xx.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2024. The UPB is xx.
As per the final application, the borrower has been working at xx as xx for 10 years.
The appraisal report shows standing water in the crawl space. Photo addendum also shows missing handrail. CC does not show any damage. However, no details have been found regarding completion of repairs.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Right of Rescission	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: Inv   Variance:    Variance %:    Comment: Occupancy is 'Primary'.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: CasH-Out Refinance   Variance:    Variance %:    Comment: Purpose of transaction is 'Cash-out Refinance'.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2053 Tape Value: xx/xx/2053 Variance: -28 (Days) Variance %: Comment: Stated maturity date is xx/xx/2053. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Tape shows health and safety issues were not addressed. Appraisal shows standing water in crawl space and missing handrails. 1004D states that the standing water is not causing damage or effecting the property. However, there is still standing water and long term is a health and safety hazard. Appraiser did not address the missing hand rails. Both items are not cured. Elevated for client review."	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the brokerage/finder fee test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by borrower: xx
Processing Fee paid by borrower: xx
Technology Verification Fee paid by borrower: xx
Underwriting Fee paid by borrower: xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2023 does not reflect Points - Loan Discount Fee. However, CD dated xx/xx/2023 reflects Points - Loan Discount Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is a refinance, originated on xx/xx/2023 and the SOL is 3-years."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by borrower: xx
Processing Fee paid by borrower: xx
Technology Verification Fee paid by borrower: xx
Underwriting Fee paid by borrower: xx

Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by borrower: xx
Processing Fee paid by borrower: xx
Technology Verification Fee paid by borrower: xx
Underwriting Fee paid by borrower: xx"
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan was a NOO loan and the CD shows proceeds in the amount of xx were used for non-mortgage debt. The loan was tested for compliance through CE."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 3) "Right of rescission is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 40.82%. Tape shows rental obligations and consumer debts were not sufficiently documented. BWR has 10 years on the job as xx, 0X30 since inception, FICO 711, and xxk equity in the subject. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active."
																																																																																								* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
ES1L89VX3SG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	xx/xx/2023	xx/xx/2023	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	30.958%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 in the amount of xx with the lender, xx which was recorded on xx/xx/2023.
There is a prior mortgage against the subject property in the amount of xx with the lender "xx" which originated on xx/xx/2023 and was recorded on xx/xx/2023.
The annual county taxes for the year 2023 are due on xx/xx/2024 in the amount of xx.
No active liens and judgments have been found.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is xx, and the interest rate is 7.125%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is xx, and the interest rate is 7.125%. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower has been working at xx as a xx for 5 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Mortgage Insurance	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is N/A. Tape Source: Initial Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: OOC   Variance:    Variance %:    Comment: Occupancy at primary.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 4.29447%   Comment: Original appraisal value is xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 103.189%   Tape Value: 101.500%   Variance: 1.689%   Variance %: 1.68900%   Comment: Collateral Value used for Underwriting xx Amount of Secondary Lien(s): xx Loan Amount: xx CLTV = 103.189%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 98.189%   Tape Value: 96.500%   Variance: 1.689%   Variance %: 1.68900%   Comment: Collateral Value used for Underwriting xx Amount of Secondary Lien(s): xx Loan Amount: xx CLTV = 103.189%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2053 Tape Value: xx/xx/2053 Variance: -31 (Days) Variance %: Comment: Stated maturity date is xx/xx/2053. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Tape shows the loan is uninsurable as the original appraisal has expired and 30-day appraisal extensions are not allowed. The appraisal update was not completed prior to closing. XXXX search shows an estimated value of xxK. Current UPB is xxK. Further details not provided. Elevated for client review."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated at 8.015% exceeds APR threshold of 7.960% over by +0.055%. The HPML disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. Loan failed FHA QM safe harbor test threshold test due to APR calculated 8.180% exceeds APR threshold of 8.157% over by +0.023%. The HPML disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed."
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 8.180% exceeds APR threshold of 7.960% over by +0.220%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
M3NR0C14MZB	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2023	xx/xx/2023	FHA	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	39.099%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx with xx.
No active judgments or liens have been found.
The annual installments of county taxes for 2023 are due on xx/xx/2024 in the amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 5.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower previously worked at xx since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock Mortgage Insurance	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value N/A Tape Source: Initial Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: OOC   Variance:    Variance %:    Comment: Occupancy at origination Primary   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 88.406%   Tape Value: 88.333%   Variance: 0.073%   Variance %: 0.07300%   Comment: Original CLTV Ratio percentage 89.879%   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: -5 (Days)   Variance %:    Comment: Original Note Date is xx/xx/2023   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 88.406%   Tape Value: 88.333%   Variance: 0.073%   Variance %: 0.07300%   Comment: Original Standard LTV 89.879%   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: NocasH-Out Refinance   Variance:    Variance %:    Comment: Purpose of Transaction per HUD-1 is Refinance   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2053 Tape Value: xx/xx/2053 Variance: -31 (Days) Variance %: Comment: Stated Maturity Date is xx/xx/2053. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the property was transferred in less than 12 months. The review of the appraisal report shows the date of prior sales or transfers is xx/xx/2022 in the amount of xxK. Using previous transfer price of xxK, LTV goes to 179%. The subject property's kitchen and bath were recently remodeled, new windows, new roof, and HVAC. The subject purchase price on xx/xx/2023 was xxK. Elevated for client review."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "The AUS/DU/DUport is missing from the loan documents. The available AUS report is post-closed and located at_Goodman_3100170558_Complete Loan Pkg_PG#87."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
S50H0S7S7SD	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2023	xx/xx/2023	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	xx	40.665%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx with xx.
No active judgments or liens have been found.
All prior year’s taxes have been paid.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2024. The UPB is xx.
As per the final application, the borrower has been working at xx as managing director for 10 years.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: OOC   Variance:    Variance %:    Comment: As per loan documents occupancy at origination is primary but tape shows ooc.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 1.85185%   Comment: As per loan documents appraisal value is xx but tape shows xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2053 Tape Value: xx/xx/2053 Variance: -31 (Days) Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property type is inconsistent with the tape (Lvl 3) "The subject property is single family and tape shows blank which is inconsistent."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 40.66%. Tape shows an income miscalculation, and the revised DTI is 45.10%. BWR has 10 years on the job as xx, a digital marketing company, 0X30 since inception, FICO 781, and xxk equity in the subject. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active."
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of xx. Reason for finance charge under disclosure is unknown as the fee itemization is missing.

Subject loan is purchase case, originated on xx/xx/2023 and the SOL is 1 year.
																																																																																								xx/xx/2026: SOL expired on xx/xx/2024. Downgrade to level 2."	* Number of units in the property is inconsistent with the tape (Lvl 1) "Number of units in the property is 1 and tape shows blank which is inconsistent."	Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8NRVJQK0IBM	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	19.803%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 in the amount of xx with the lender, xx which was recorded on xx/xx/2022.
The 1st installment of town taxes for the year 2023 is paid in the amount of xx.
The 2nd installment of town taxes for the year 2023 is due on xx/xx/2024 in the amount of xx.
No active liens and judgments have been found.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is xx, and the interest rate is 6.875%. The current UPB is xx.

Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is xx, and the interest rate is 6.875%. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower has been working at xx as a xx for 4 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: OOC   Variance:    Variance %:    Comment: As per final 1003 and DU occupancy at origination is primary; however, seller tape shows occupancy at origination is OOC.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 16.00000%   Comment: As per appraisal doc appraised value is xx; however, seller tape shows appraised value is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2052 Tape Value: xx/xx/2053 Variance: -31 (Days) Variance %: Comment: As per note doc stated maturity date is xx/xx/2052; however, seller tape shows stated maturity date is xx/xx/2053. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 19.80%. Tape shows BWR receives income from a marijuana dispensary business and does not qualify for the GSEs. BWR has 4 years on the job as xx, 0X30 since inception, FICO 693, and xxk equity in the subject. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan failed charges that cannot increase the 0% tolerance test.  The loan estimate dated xx/xx/2022 reflects a points - loan discount fee at xx. However, the final CD dated xx/xx/2022 reflects the points - loan discount fee at xx. This is an increase in the fee of xx for charges that cannot increase.  The loan estimate dated xx/xx/2022 reflects an appraisal fee at xx. However, the final CD dated xx/xx/2022 reflects an appraisal fee at xx. This is an increase in the fee of xx for charges that cannot increase.  This is a cumulative increase in the fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx/xx/2022, and the 1-year SOL is expired."
* Final Application Incomplete (Lvl 2)     "The final application was electronically signed on xx/xx/2022. However, the consummation date is xx/xx/2022."
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 7.611% exceeds APR threshold of 7.590% over by +0.021%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx)."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
YXF8HX3C4U1	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	43.199%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx with xx.
No active judgments or liens have been found.
The annual installments of county taxes for 2022 have been paid in the amount of xx on xx/xx/2023.
The annual installments of county taxes for 2023 are due on xx/xx/2024 in the amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower is self-employed. He has been the owner of xx for 7.5 years.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower last name is XXXX Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: OOC   Variance:    Variance %:    Comment: Occupancy type is Primary.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2053 Tape Value: xx/xx/2053 Variance: -31 (Days) Variance %: Comment: Stated maturity date is xx/xx/2053. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 43.19%. Tape shows the lender miscalculated the SE income, and the revised DTI is 54%. BWR has been SE for 7 years, 0X30 since inception, FICO 753, and xxk equity in the subject. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails compliance ease delivery and timing test due to revised closing disclosure #1 dated on xx/xx/2023 and revised closing disclosure #2 dated on xx/xx/2023, which are signed electronically on date xx/xx/2023."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents. Available rate lock agreement does not cover the closing date."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
DUKAVGEG8Y6	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	xx	31.212%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx with xx.
No active judgments or liens have been found.
All prior year’s taxes have been paid.
No prior year’s delinquent taxes have been found.

As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2024. The UPB is xx.
As per final application, the borrower worked at xx as an xx for 2 months.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable Tape Source: Initial Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: OOC   Variance:    Variance %:    Comment: Occupancy at Origination is Primary   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2053 Tape Value: xx/xx/2053 Variance: -31 (Days) Variance %: Comment: Stated Maturity Date is xx/xx/2053 Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Compliance Ease delivery and timing test for Revised Closing Disclosure dated xx/xx/2023. Revised closing disclosure dated xx/xx/2023, document tracker is missing and 3 business days were added to get receipt date xx/xx/2023 which is after the consummation date xx/xx/2023."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows lender did not get home buyer education cert prior to closing. Further details were not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
6EMUWP6X037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	xx/xx/2023	xx/xx/2023	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	xx	40.747%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx with xx.
No active judgments or liens have been found.
2nd half county taxes for 2023 are due on xx/xx/2024 in the amount of xx.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is xx.
As per the final application, the borrower has been working at xx as an xx for 14.4 years.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower last name XXXX Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: 13 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.189%   Tape Value: 96.500%   Variance: 1.689%   Variance %: 1.68900%   Comment: Original CLTV Ratio Percent 98.189%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 98.189%   Tape Value: 96.500%   Variance: 1.689%   Variance %: 1.68900%   Comment: Original Standard LTV 98.189%   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2053 Tape Value: xx/xx/2053 Variance: -31 (Days) Variance %: Comment: Stated maturity date xx/xx/2053. Tape Source: Initial Tape Type:	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "The tape shows the loan failed the FHA’s 90-day flipping rule. Subject was ultimately sold 107 days at xxK with prior sale xx/xx/2023 for xxK."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
FVFOWR852ZM	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Manufactured Housing	xx/xx/2023	xx	Primary	Yes	No	Yes	xx	Not Applicable	36.769%	First	Final policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 in the amount of xx with the lender, xx which was recorded on xx/xx/2023.
There is a junior mortgage against the subject property in the amount of xx with the lender "xx" which was recorded on xx/xx/2023.
No active liens and judgments have been found.
The county taxes for 2022-23 are paid in the amount of xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx(xx) and was applied to the due date of xx/xx/2023. The monthly P&I is xx, and the interest rate is 6.875%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx(xx) and was applied to the due date of xx/xx/2023. The monthly P&I is xx, and the interest rate is 6.875%. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower has been working at xx as a xx for 2.1 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	As per the document located "xx" recorded on xx/xx/2023, the subject mortgage was modified to add the lien holder name and address to page 3, section 10 of the manufacture home affidavit of affixation rider for deed of trust and to correct paragraph 14 of the manufacture home affidavit of affixation recorded under reception number 49546.	Appraisal (Incomplete)	Field: Borrower First Name Loan Value: xx Tape Value: xx |---| |----| Comment: Seller tape shows Borrower First Name is XXXX as per the Note document is XXXX XXXX. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: 37 (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/xx/2053 Variance: Variance %: Comment: Seller tape shows State maturity date is xx/xx/2053 as per the Note document is xx/xx/2053. Tape Source: Initial Tape Type:	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject property is a manufactured home. The affixation affidavit is available in the loan documents. The tape shows that an affidavit of real property on a manufactured house is missing. Further details not provided."	* Property is Manufactured Housing (Lvl 2) "The home is affixed to the land. As per appraisal report located at "xx" the subject property is a manufactured home. The affidavit of affixation document is available in loan files and is located at "xx" reflecting that the home is affixed permanently to the land. The ALTA 7 endorsement is not attached with the final title policy. The VIN/serial number is XXXX and is available in the legal description of the recorded mortgage."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
MO9QA8T7JTS	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	38.427%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2023 has been paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 3.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the loan is currently in bankruptcy.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
According to the PACER, the borrower, xx, filed for bankruptcy under Chapter 13 with the case #xx on xx/xx/2023. The chapter 13 plan was confirmed on xx/xx/2023. The BK case is active.
As per the final 1003, the borrower has been working at xx since origination.
No foreclosure activity has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx, filed for bankruptcy under Chapter 13 with the case #xx on xx/xx/2023. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. Therefore, the unsecured portion is xx. There is no comment indicating a cram down. The POC was filed on xx/xx/2023, with a claim amount of xx and an arrearage amount of xx. The chapter 13 plan was confirmed on xx/xx/2023. The BK case is active.	Not Applicable	Initial Escrow Acct Disclosure Missing Dicsloures	Field: Current Legal Status Loan Value: Bankruptcy Tape Value: Performing |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: 30 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2052 Tape Value: xx/xx/2052 Variance: -29 (Days) Variance %: Comment: As per note stated maturity date is xx/xx/2052 Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows subject property has appraisal issues. Subject is a 650 square foot barndominium on a 24.82 lot and may be an active farm or commercial property. Comps are not similar and subject cannot be found on XXXX or Realtor.com or any other site that shows residential properties. Elevated for client review."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Waiver of borrower's rights is missing from loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
PAF2BAEME1Q	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	xx	39.417%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2023 in the amount of xx with the lender, xx which was recorded on xx/xx/2023.
No active liens and judgments have been found.
The annual combined taxes for 2022-23 are paid in the amount of xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx(xx) and was applied to the due date of xx/xx/2023. The monthly P&I is xx, and the interest rate is 6.875%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx(xx) and was applied to the due date of xx/xx/2023. The monthly P&I is xx, and the interest rate is 6.875%. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower has been working at xx as a xx for 4.1 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures	Field: Borrower DTI Ratio Percent Loan Value: 39.417% Tape Value: 39.294% |---| 0.123% |----| 0.12300% Comment: Tape data shows original rate is 39.294%. Actual data shows original rate is 39.417%. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject tape shows defect as MH greater than 95%LTV. File shows PUD in TX valued over xxM with UPB xxK."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
0CN4CE9AD51	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.850%	360	xx/xx/2023	xx/xx/2023	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.896%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx in favor of "xx".
No active judgments or liens were found.
The annual county taxes for 2023 were paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of PITI xx which was applied for the due date of xx/xx/2024. The current P&I is xx and the rate of interest is 5.85%. The current UPB is xx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2024. The current UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No evidence related to the occupancy or current condition of the subject property has been found in the collection comments.  Appraisal report dated xx/xx/2023 is subject to completion/repairs due to a reputable foundation company checking out the large cracks in the sump pump area of the basement to determine if work is recommended or not. Also, the seller's tape data shows the defect as the condo has a gas pipeline under the NE corner of the building. Further details not provided. CCs do not show any damage.
As per the final application, the borrower has been working at xx as a xx, accounting for 40 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Mortgage Insurance	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 96.662%   Tape Value: 95.000%   Variance: 1.662%   Variance %: 1.66200%   Comment: As per loan documents LTV 96.662% but tape shows 95.00%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 96.662% Tape Value: 95.000% Variance: 1.662% Variance %: 1.66200% Comment: As per loan documents LTV 96.662% but tape shows 95.00%. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report dated xx/xx/2023 is subject to completion/repairs due to a foundation company checking out the large cracks in the sump pump area of the basement to determine if work is recommended or not. 1004D update/completion report is missing from loan documents. Final CD does not show any escrow holdbacks. XXXX search shows an estimated value at xxK. Current UPB xxK."
* Property Marketability Issues (Lvl 4) "Tape shows the condo project has a gas pipeline under the corner of the building. The review of the appraisal and condo questionnaire did not acknowledge anything about a gas pipeline. Further details not provided. A XXXX search shows an estimated value of xxK. Current UPB xxK. Elevated for client review."	* GSE Points and Fees Test Violations (Lvl 3) "Loan failed the GSE (xx) QM Points and fees test due to fees charged xx exceeds fees threshold of xx over by+xx.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx.

Loan fails qualified mortgage lending policy points and fees test due to fees charged xx fees threshold xx over By +xx.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx"
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from loan documents."
* Rebuttable Presumption - defined by loan findings (Lvl 3)     "Loan failed the FHA QM rebuttable presumption test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx
																																																																																							Points - Loan Discount Fee paid by Borrower: xx."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed FHA QM safe harbor test threshold test due to APR calculated 6.702% exceeds APR threshold of 8.137% under by -1.435%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WB3A4BWN7GM	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	44.000%	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.356%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023 the subject mortgage was originated on xx/xx/2020 and was recorded on xx/xx/2020 in the amount of xx in favor of xx in favor of "xx" in the amount of xx which was recorded on xx/xx/2023.
The annual combined taxes for 2023 were paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
Recent servicing comments do not reflect any damage pertaining to the subject property.
As per tape data, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per final application, the borrower has been working at xx as a xx for 3 years.
The loan was originated on xx/xx/2020 and the covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 49.356% Tape Value: 49.343% |---| 0.013% |----| 0.01300% Comment: As per Tape data, post close DTI is 49.343%. However final application documents reflect as 49.356%. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Note reflects borrower first name is XXXX.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Note reflects borrower last name is XXXX.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2050 Tape Value: xx/xx/2050 Variance: -30 (Days) Variance %: Comment: Stated maturity date is xx/xx/2050. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 49.36%. The tape shows the rental income was incorrectly used to qualify. Further details were not provided. Lender defect. The subject loan originated on xx/xx/2020, and the 3-year SOL is expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.356%, as the borrower’s income is xx and total expenses are in the amount of xx. The loan was underwritten by DU (xx), and its recommendation is "xx" with a DTI of 49.36%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
WV64JMCV1MY	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx	xx	xx	West Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	43.633%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx/xx/2022, which recorded on xx/xx/2022 with instrument# xx in the amount of xx in favor of xx for xx.
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The first installment of county taxes for 2023 is paid in the amount of xx on xx/xx/2023.
The second installment of county taxes for 2023 is due in the total amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023 which was applied for the due date of xx/xx/2023. The next due date is xx/xx/2024. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 5.625%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. The next due date is xx/xx/2024. Current UPB as of date reflected in the provided payment history is xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
As per 1003, the borrower has been working at xx as a xx for 240 months.
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	3: Curable	* Missing Initial 1003_Application (Lvl 3) "The initial 1003 application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 43.63%. Tape shows undisclosed monthly debt, and revised DTI is 61.66%. Further details were not provided. BWR defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.633%, as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by AUS/DU (xx) and its recommendation is "xx" with a DTI of 43.633%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4O2WAWFQS3G	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	48.106%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx/xx/2022 in the amount of xx with the lender, xx which was recorded on xx/xx/2022.
No active liens and judgments have been found.
The county taxes for 2022-23 are paid in the amount of xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is xx, and the interest rate is 7.625%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is xx, and the interest rate is 7.625%. The current UPB is xx.
As per the comment dated xx/xx/2023, the borrower's income was impacted by the COVID. No comments have been found regarding the FB plan.
The loan was originated on xx/xx/2022, and the COVID-19 attestation is located at "xx".
As per the comment dated xx/xx/2023, the foreclosure was initiated on xx/xx/2023. According to the comment dated xx/xx/2023, the FC was put on hold because the loan was reinstated.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower has been working at xx as a xx for 5.2 years.

Foreclosure Comments:As per the comment dated xx/xx/2023, the foreclosure was initiated on xx/xx/2023. According to the comment dated xx/xx/2023, the FC was put on hold because the loan was reinstated.
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 13 Tape Value: 14 |---| -1 |----| -7.14285% Comment: Age of Loan 13 Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 48.106%   Tape Value: 51.823%   Variance: -3.717%   Variance %: -3.71700%   Comment: Borrower DTI ratio percent is 48.106%   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value N/A   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 42.054%   Tape Value: 45.062%   Variance: -3.008%   Variance %: -3.00800%   Comment: Housing ratio per U/W is 42.054%   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 347 Tape Value: 359 Variance: -12 Variance %: -3.34261% Comment: Stated Remaining Term 347 Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.106%, as the borrower income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is "xx" with a DTI of 50.00%. Subject loan originated on xx/xx/2022 and the 3 year SOL is active."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 48.106%. The tape shows SE income miscalculation as the lender used only one recent year tax return instead of two years. The revised DTI is 55/64%. Lender defect. The subject loan originated on xx/xx/2022 and the 3-year SOL is active. BWR has 5.16 years of SE as a realtor, a FICO of 688 and 50K equity in the subject. Further details were not provided.

xx/xx/2026: SOL expired. Downgraded to LVL 2."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a purchase, originated on xx/xx/2022 and the 1 year SOL is expired."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 7.944% exceeds APR threshold of 7.880% over by +0.064%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflect Points - Loan Discount Fee at xx. However, CD dated xx/xx/2022 reflects Points - Loan Discount Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2022 and the 1 year SOL is expired.

Downgraded the exception as SOL has been expired. xx/xx/2024."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx)(xx)) due to an APR calculated at 7.972% exceeds APR threshold of 7.880% over By +0.092%. The HPML disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulations 1026.35(xx), (xx), and (xx)."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
315H9W5190I	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2023	xx/xx/2023	FHA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	PUD	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	xx	45.277%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2023, the subject mortgage originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of xx in favor of xx in favor of "xx" in the amount of xx, which originated on xx/xx/2023 and was recorded on xx/xx/2023.
No active judgments or liens were found.
The county taxes for 2022-23 are paid.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is xx, and the interest rate is 6.625%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is xx, and the interest rate is 6.625%. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower has been working at xx as an xx for 20 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan Loan Value: 2 Tape Value: 3 |---| -1 |----| -33.33333% Comment: Age of loan is 2. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: MI is available.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: -61 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 102.519%   Tape Value: 100.839%   Variance: 1.680%   Variance %: 1.68000%   Comment: Collateral value used for underwriting: xx. Amount of Secondary Lien(s): xx, Loan Amount: xx LTV= 97.680% and CLTV=102.519%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 97.680% Tape Value: 96.000% Variance: 1.680% Variance %: 1.68000% Comment: Collateral value used for underwriting: xx. Amount of Secondary Lien(s): xx, Loan Amount: xx LTV= 97.680% and CLTV=102.519%. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Subject appraisal and file state the home is a SF. UT does not flag subject as MH. Tape shows subject is MH. Review of appraisal shows home is secured by concrete. Reaching out to PT for clarification."
* Property Marketability Issues (Lvl 4) "Subject was listed on xx/xx/2023 for xxK. BWR executed a purchase contract on xx/xx/2023 for xxK. Reasons for sales price well in excess of listing not provided. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the prohibited fees test. The below fees were included in the test:

HOA Initiation Fee paid by Borrower: xx
HOA Transfer Fee paid by Borrower: xx
Real Estate Commission - Buyer paid by Seller: xx
Real Estate Commission - Seller paid by Seller: xx
Tax Cert Fee paid by Borrower: xx
Title - Closing Protection Letter Fee paid by Borrower: xx
Title Preparation of Notice paid by Borrower: xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2023 reflects Appraisal Fee at xx. However, CD dated xx/xx/2023 reflects Appraisal Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2023 and the SOL is 1 year."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Subject tape shows defect as property type manufactured condo. File shows SF in NJ valued over xx with UPB xx."	* Cash out purchase (Lvl 2) "The subject is a purchase case. However, the final CD reflects cash to in the amount of xx."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
X9MG4PG9ZZ6	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.990%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	25.000%	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	19.681%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 in the amount of xx with the lender, xx which was recorded on xx/xx/2022.
There is an IRS lien against xx "xx" in the amount of xx in favor of the xx, which was recorded on xx/xx/2023. SSN is not matched with the borrower.
The county taxes for 2023 (xx) are paid in the amount of xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx and was applied to the due date of xx/xx/2023. The monthly P&I is xx, and the interest rate is 5.990%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current on the loan, and the next due date is xx/xx/2023. The current UPB is xx.
As per the final application, the borrower has been working at ‘Tacoma River of Grace Church’ as an associate pastor for 6.4 years.
No evidence has been found regarding the foreclosure process.
No evidence has been found regarding the bankruptcy process.
No visible damages or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Mortgage Insurance	Field: MI Company Loan Value: Unavailable Tape Value: xx |---| |----| Comment: MI is missing in the loan file. Tape Source: Initial Tape Type:
Field: Payment History String Loan Value: 0000000001000000 Tape Value: CCPPPPPPPPPC1 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 19.681%. The tape shows BWR2 SE income is not supported by a two-year prior history. The revised DTI is 147%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active. BWR has 7 years on the job as xx; BWR2 has been SE for 1 year, FICO 730, 1x30 since inception, and xxK equity in the subject.

																																																																																								Downgraded to LVL2 based on PH."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
JT9Z10AVBBW	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.445%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with the lender xx.
No active liens or judgments have been found against the borrower or subject property.
The annual combined taxes for 2023 were paid in the amount of xx.
The annual city taxes for 2023 were paid in the amount of xx.
No prior year’s delinquent taxes have been found.
According to the tape as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment received date is not available. The unpaid principal balance is xx. The current P&I is xx.	Collections Comments:The loan is currently performing and the next due date is xx/xx/2023.
The last payment received date is not available. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
As per final 1003, the borrower was previously working at xx as a xx for 17 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Borrower DTI Ratio Percent Loan Value: 44.445% Tape Value: 63.527% |---| -19.082% |----| -19.08200% Comment: As per calculation. Tape Source: Initial Tape Type:
Field: Payment History String Loan Value: MMM Tape Value: CCC Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject was approved at 44.44%. Tape shows income miscalculation, and the resulting DTI is 63.53%. Further details not provided. Lender defect. The subject loan is a purchase case, originated on xx/xx/2023, and the 3-year SOL is active. BWR has 1.3 years on the job as xx, FICO 767, and xxk equity in the subject."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID violation due to decrease in lender credit on closing disclosure dated xx/xx/2023. Initial CD dated xx/xx/2023 reflects lender credit at xx. Final CD dated xx/xx/2023 reflects lender credit at xx. This is decrease of xx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2023 and the 1-year SOL is active."
																																																																																							* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
SHMCAHP6RHB	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$3,970.28	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	48.481%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx.
No active liens or judgments have been found against the borrower or subject property.
The first installment of combined taxes for 2022 was paid in the amount of xx.
The second installment of combined taxes for 2022 is delinquent in the amount of xx on xx/xx/2024, which is good through xx/xx/2024.
According to the tape as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment received date is not available. The unpaid principal balance is xx. The current P&I is xx.	Collections Comments:The loan is currently performing and the next due date is xx/xx/2024.
The last payment received date is not available. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx as a xx for 60 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Age of Loan Loan Value: 17 Tape Value: 16 |---| 1 |----| 6.25000% Comment: Age of Loan is 17. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 48.481%   Tape Value: 0.000%   Variance: 48.481%   Variance %: 48.48100%   Comment: Borrower DTI Ratio percent is 48.481%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: M0000000000000000 Tape Value: CCPPPPPPPPPCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is not signed by the borrower."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 42.48%. Tape shows the BWR was not employed with qualifying employer prior to closing, which may push DTI to 77%. BWR defect, further details not provided. Subject loan originated on xx/xx/2022, and the 3-year SOL is active."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.481%, as the borrower's income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is "approve/eligible" with a DTI of 48.48%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
7A1QE2OSWOI	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	26.663%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per review of the latest updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 in the amount of xx in the favor of "xx" which was recorded on xx/xx/2022.
No active judgments or liens have been found against the borrower or subject property.
No prior-year delinquent taxes have been found.
According to PH tape data as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment date is unable to be determined. The current P&I is xx with an interest rate of 5.750%. The current UPB is xx.	Collections Comments: The current status of the loan is performing.
According to PH tape data as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment date is unable to be determined. The current UPB is xx.
No foreclosure activity has been found.
No details were found regarding damage.
As per pacer, the borrower has not filed bankruptcy.
As per final 1003, the borrower has been working at xx as an xx for 24 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 15 Tape Value: 14 |---| 1 |----| 7.14285% Comment: Age Of Loan is 15 Tape Source: Initial Tape Type:
Field: Payment History String Loan Value: MMMMMMMMMMMMMM Tape Value: CCCCCCCCCCCCC Variance: Variance %: Comment: Payment history string is MMMMMMMMMMMMMM Tape Source: Initial Tape Type:	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fee was included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fee was included in the test:
Points - Loan Discount Fee paid by Borrower: xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 26.663%. Tape shows the BWR was not employed with qualifying employer prior to closing, which may push DTI to 81.36%. BWR defect, further details not provided. Subject loan originated on xx/xx/2022, and the 3-year SOL is active."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 does not reflect Credit Monitoring Service fee and reflects Points - Loan Discount Fee at xx. Final CD dated xx/xx/2022 reflects Credit Monitoring Service fee at xx and Points - Loan Discount Fee at xx. This is an increase in fees of xx for charges that cannot increase. Subject loan is a purchase, originated on xx/xx/2022 and the SOL is 1-year."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
3EMJG3G5ONX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	47.956%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 in the amount of xx with the lender, xx which was recorded on xx/xx/2022.
No active liens and judgments have been found.
The 1st and 2nd installments of combined taxes for 2023 were paid in the amount of xx.
No prior year’s delinquent taxes have been found.
The latest payment history is missing from the loan file. According to the payment history tape data as of xx/xx/2023, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2024. The last transaction details are not available. The monthly P&I is in the amount of xx with an interest rate of 5.50%. The current UPB is xx.	Collections Comments:The latest collection comments are missing from the loan file. The current status of the loan is performing.
According to the payment history tape data as of xx/xx/2023, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2024. The current UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file.
As per the final application, the borrower xx has been the owner of xx for 22 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Age of Loan Loan Value: 14 Tape Value: 13 |---| 1 |----| 7.69230% Comment: Age of Loan is 14. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 88.987%   Tape Value: 89.000%   Variance: -0.013%   Variance %: -0.01300%   Comment: Original CLTV Ratio Percent is 88.987%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 88.987%   Tape Value: 89.000%   Variance: -0.013%   Variance %: -0.01300%   Comment: Original Standard LTV is 88.987%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: MMMMMMMMMMMMMM Tape Value: CCCCCCCCCCCCC Variance: Variance %: Comment: The PH string is MMMMMMMMMMMMMM. Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is not signed by the borrower."
* Loan does not conform to program guidelines (Lvl 3) "Subject loan is a primary purchase. Tape shows MI was rescinded. Further details were not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 47.95%. Tape shows SE income miscalculation as the lender used only a 1-year tax return instead of the required 2-years. Revised DTI is 76%. BWR is SE, FICO 728, and xxk equity in the subject. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active.

xx/xx/2026: SOL expired. Downgraded to LVL 2."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.956% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is "approve/eligible" with a DTI of 47.96%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
X1IMZ1OKRBN	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Secondary	Yes	Yes	No	xx	Not Applicable	46.691%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx in favor of "xx".
No active judgments and liens were found.
The annual county taxes for 2023 were paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 3.250% which was applied for the due date of xx/xx/2024. The current UPB is xx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2024. The current UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No evidence related to the occupancy or current condition of the subject property has been found in the collection comments. CCs do not show any damage.
As per the final application, the borrower has been working at xx as a xx for 84 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 25 Tape Value: 26 |---| -1 |----| -3.84615% Comment: Note reflects age of loan as 25 months. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2023   Variance: -749 (Days)   Variance %:    Comment: Interest Paid Through Date is xx/xx/2023   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property Address Street is XXXX   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2051   Tape Value: xx/xx/2052   Variance: -61 (Days)   Variance %:    Comment: Stated Maturity Date is xx/xx/2051   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 335 Tape Value: 336 Variance: -1 Variance %: -0.29761% Comment: Stated Remaining Term is 335 Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value of xx. The current UPB is xx."
* Assets do not meet guidelines (Lvl 3)     "The tape shows the lender did not source large deposits. The review of bank statements shows multiple large deposits that are sourced back to BWR's SE business. Total assets available as per DU are xxK, which meets the cash to close requirement of xxK. BWR owns a nail salon and makes cash deposits. BWR has been 0X30 since inception. Further details not provided"
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2021 does not reflect points - loan discount fee. The final CD dated xx/xx/2021 reflects the points - loan discount fee at xx. This is an increase in the fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on 10/15/20212, and the 1-year SOL is expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.691% as the borrower’s income is xx and total expenses are in the amount of xx. The loan was underwritten by DU (xx), and its recommendation is "xx" with a DTI of 46.69%."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
EIS8M4KEFM3	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Unavailable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	34.679%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 with the lender xx which was recorded on xx/xx/2022.
There is one prior judgment against xx favor of xx, in the amount of xx, which was recorded on xx/xx/2014.
There are three prior state tax liens against the borrower in favor of xx in the amount of xx which were recorded on xx/xx/1995, xx/xx/2021 and xx/xx/2021 respectively. The SSN# has not been provided to check the validity of liens."
The first and second installments county taxes for 2022 are paid.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.

Collections Comments:The loan is currently performing.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is xx.
As per the final application, the borrower has been working at xx as a xx for 15.11 years.
The post-closing details regarding the foreclosure have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock Transmittal (1008)	Field: Age of Loan Loan Value: 22 Tape Value: 23 |---| -1 |----| -4.34782% Comment: Seller tape shows Age of the loan 23, as per the Note document is 22. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2023   Variance: -668 (Days)   Variance %:    Comment: Seller tape shows Interest paid through Date xx/xx/2023, as per the document is xx/xx/2022.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Seller tape shows MI Company is other, as per the MI document is Genworth.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2052 Tape Value: xx/xx/2052 Variance: -29 (Days) Variance %: Comment: Seller tape shows State maturity date is xx/xx/2052 as per the Note document is xx/xx/2052. Tape Source: Initial Tape Type:	3: Curable	* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "DU report at the time of closing is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property Marketability Issues  (Lvl 3)     "The tape shows the appraised value is not supported and is overvalued. The review of the appraisal report shows that the comparables selected are not similar in terms of lot size, quality of construction, property condition, room count, GLA, property upgrades, and additional amenities. Comp #3, with a sales price of xxK, is closest to the subject property valued at xxK. A XXXX search shows an estimated value of xxK. Current UPB xxK."
* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary at the time of closing is missing from the loan documents. Post-close final transmittal summary is available at "xx"."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 does not reflect Rate Lock Extension fee. CD dated xx/xx/2022 reflects Rate Lock Extension fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2022 and the 1-year SOL is expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
DE2LOD0YAJP	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	31.835%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 in the amount of xx with the lender "xx" which was recorded on xx/xx/2022.
No active judgments or liens have been found.
The annual combined taxes for 2023 were paid on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The current monthly P&I is xx, and the interest rate is 6.125%. The current UPB is xx.	Collections Comments:The comment history is missing from the loan file.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The current monthly P&I is xx, and the interest rate is 6.125%. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per final application, the borrower "xx" has been working at xx since xx/xx/2012.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 14 Tape Value: 15 |---| -1 |----| -6.66666% Comment: Age of loan is 14. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2023   Variance: -426 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2052 Tape Value: xx/xx/2052 Variance: -31 (Days) Variance %: Comment: Stated maturity date is xx/xx/2052. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows that the appraised value of the subject is not supported due to the use of inappropriate comparable sales. The review of the appraisal report shows that the subject is in a suburban area, and comps #1 and #3 are 4.36 and 5.30 miles away from the subject, respectively. The comps selected are dissimilar in terms of lot size, view, property condition, GLA, property upgrades, and additional amenities. Also, the sales price of the comps selected does not bracket the subject property. Comp #2 with a sales price of xxK, is closest to the subject property, valued at xxK. XXXX search shows an estimated value of xxK. Current UPB is xxK. Elevated for client review."	* Missing Initial 1003_Application (Lvl 3) "Initial application signed by the loan originator is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate. Subject loan is purchase case, originated on xx/xx/2022 and the 1-year SOL is expired."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
TB4B0Y6TAKU	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	40.492%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per review of the latest updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 in the amount of xx in favor of xx, which was recorded on xx/xx/2023.
No active liens or judgments have been found against the borrower or the property.
The county taxes for 2023 (xx) are due in the amount of xx.
No prior-year delinquent taxes have been found.
As per review of the latest payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 7.125%, and P&I is xx for the due date of xx/xx/2024. The next due date is xx/xx/2024. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
As per review of the latest payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The current UPB is xx.
As per the final 1003, the borrower has been working at xx as a xx for 3 years.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
No damages have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 9 Tape Value: 11 |---| -2 |----| -18.18181% Comment: Age of loan is 9. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: -275 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: -1 (Days)   Variance %:    Comment: Original note doc date is xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property city is XXXX (XXXX).   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx/xx/2053 Tape Value: xx/xx/2053 Variance: -31 (Days) Variance %: Comment: Stated maturity date is xx/xx/2053. Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 40.49%. Tape shows income misrepresentation. Further details not provided. BWR defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
90ZE38I6W91	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx/xx/2020	xx/xx/2020	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	xx	23.491%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xx in favor of "xx".

There is a prior mortgage against the subject property in the amount of xx in the favor of xx. XXXX, which was recorded on xx/xx/2019.
The second installment of county taxes for 2023 is due in the amount of xx on xx/xx/2024.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2024. The P&I is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2024. The P&I is xx. The UPB reflected as per the payment history is xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per the final application, the borrower is self-employed. He has been the owner of "xx" for 108 months.
The loan was originated on xx/xx/2020. The Covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 43 Tape Value: 44 |---| -1 |----| -2.27272% Comment: Age of loan 43 Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 23.491%   Tape Value: 24.413%   Variance: -0.922%   Variance %: -0.92200%   Comment: Borrower DTI ratio percent 23.491.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value NA   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2020   Tape Value: xx/xx/2023   Variance: -1309 (Days)   Variance %:    Comment: Interest paid through date xx/xx/2020   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2020   Tape Value: xx/xx/2020   Variance: -5 (Days)   Variance %:    Comment: Original Note Doc Date xx/xx/2020   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2050 Tape Value: xx/xx/2050 Variance: -31 (Days) Variance %: Comment: Stated maturity date xx/xx/2050 Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the ARM loan has promissory notes that utilize a one-year CMT index but were mislabeled as one-year LIBOR ARMs. Further details not provided."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "TRID violation due to decrease in lender credit on Closing Disclosure dated xx/xx/2020. Initial LE dated xx/xx/2020 reflects lender credit at xx. Final CD dated xx/xx/2020 reflects lender credit at xx. This is decrease of +xx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/2020 and the 3-year SOL is expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan document."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Unavailable	xx
U0O5INC5HS3	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First		$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360		xx/xx/2020	xx/xx/2020		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%			Not Applicable	PUD	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	47.174%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2023	xx	Not Applicable	3.125%	xx	xx/xx/2023	XXXX
As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2020 in favor of xx for xx in the amount of xx which was recorded on xx/xx/2020.
No active liens and judgments have been found.
The combined annual taxes of 2023 have been paid in the amount of xx.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.

Collections Comments:The loan is currently performing.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2024. The UPB is xx.
The loan was modified on xx/xx/2023.
As per final application, the borrower has been working at xx as a xx for 4 years.
The Covid-19 attestation is available in loan file located at "xx"
The post-closing details regarding the foreclosure have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2023 shows the new modified unpaid principal balance is xx. The borrower promises to pay the modified monthly P&I in the amount of xx with a modified interest rate of 3.125% beginning from xx/xx/2023 until the new maturity date of xx/xx/2063.	Field: Stated Maturity Date Loan Value: xx/xx/2063 Tape Value: xx/xx/2050 |---| 4565 (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type is PUD. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 47.17%. Tape shows variable income miscalculation, and the revised DTI is 65%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2020, and the 3-year SOL is expired. BWR has 4.9 years on the job as xx, FICO 703, and xxk equity in the subject."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.174%,the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by LP (xx) and its recommendation is "accept" with a DTI of 47.00%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
5M4NTRH8PVC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$143.37	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2023	xx/xx/2023	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	xx	43.955%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of xx in favor of xx.
The county taxes for 2023 (xx) were paid in the total amount of xx.
The county annual taxes (xx) are delinquent in the amount of xx, which are payable through xx/xx/2024.
As per the review of the seller’s tape data as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. Details of the last payment received are not available. As per tape, the current interest rate is 6.88%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
As per the review of the seller’s tape data as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB is xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
As per the final 1003 application, the borrower previously worked at xx for the period xx/xx/2017 to xx/xx/2021. Later, the borrower started working at "xx" on xx/xx/2021 as a mason.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Mortgage Insurance	Field: Original CLTV Ratio Percent Loan Value: 98.189% Tape Value: 96.500% |---| 1.689% |----| 1.68900% Comment: Original CLTV Ratio Percent 98.189% Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 98.189% Tape Value: 96.500% Variance: 1.689% Variance %: 1.68900% Comment: Original Standard LTV 98.189% Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows BWR contribution of xx failed to meet the minimum contribution of xx. FCD reflects a seller credit of xx that exceeds guideline limit. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
																																																																																							* Missing proof of hazard insurance (Lvl 3) "Hazard insurance is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
HK0P57VRNHT	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.375%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2023	xx	Investor	Yes	Yes	No	xx	Not Applicable	48.537%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx in favor of "xx".
No active liens and judgments have been found against borrower and property.
The second installment of county taxes for 2023 is due in the amount of xx.
The water charges for 2024 have been delinquent in the total amount of xx which is payable on xx/xx/2024.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2024. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2024. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per the final application, the borrower is self-employed. He has been the owner of xx for 30 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 48.537% Tape Value: 69.720% |---| -21.183% |----| -21.18300% Comment: As per 1008, DTI ratio is 48.537% Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: -61 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2053 Tape Value: xx/xx/2053 Variance: -30 (Days) Variance %: Comment: Stated Maturity Date is xx/xx/2053 Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The subject loan is NOO and approved at 48.53%. The tape shows qualifying income is not supported by proper documentation and DTI is 69%, and large deposits were not sourced. The total assets available in the checking account are xx. Further details not provided. Subject and file show loan is business purpose."
																																																																																							* Missing Required Disclosures (Lvl 3) "Unable to calculate the DSCR ratio as Form 1007 and Form 216 are missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
6FXAZQYKC0G	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.675%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	35.635%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 in the amount of xx in favor of "xx", which was recorded on xx/xx/2023 under Instr#xx
No active judgments or liens have been found.
The combined taxes for 2023 have been due in the total amount of xx on xx/xx/2024.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The monthly P&I is xx and the interest rate is 7.675%. The current UPB is xx.

Collections Comments:The loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2024. The monthly P&I is xx and the interest rate is 7.675%. The current UPB is xx.
No record of post-closing bankruptcy filed by the borrower has been found.
No evidence of active foreclosure has been found in the collection comments.
No evidence of damage or repair has been found.
As per final 1003, the borrower has been the owner of  xx for 10 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Condo/PUD Rider Missing or error on the Rate Lock	Field: Interest Paid Through Date Loan Value: xx/xx/2023 Tape Value: xx/xx/2023 |---| -61 (Days) |----| Comment: Interest paid through date xx/xx/2023 Tape Source: Initial Tape Type:
Field: Original Appraisal Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: 9 (Days)   Variance %:    Comment: Original appraised date xx/xx/2023   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2053 Tape Value: xx/xx/2053 Variance: -61 (Days) Variance %: Comment: Stated maturity date xx/xx/2023 Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 35%. The tape shows the HELOC draw used as income is not supported by property documentation and revised DTI is 69%. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2023, and the 3-year SOL is active. BWR has been SE for more than 10 years, FICO 787, 0x30 since inception, and xxK equity in the subject."	* Condo / PUD rider Missing (Lvl 3) "Subject property type is PUD. PUD rider is missing from the loan documents."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3)     "Home equity loan interest and fees pre-closing disclosure is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
CI2X0BE8GBH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	xx	28.565%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 in the amount of xx with the lender "xx" which was recorded on xx/xx/2023.
There is a prior civil judgment against xx "xx" in favor of the xx which was recorded on xx/xx/2010. The judgment amount is not available.
The first installment of combined taxes is due on xx/xx/2024 in the amount of xx.
The annual water/ sewer charges for 2024 are due in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The current UPB is xx, and interest rate is 5.25%.

Collections Comments:The collection comments are missing from the loan file.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The current UPB is xx, and interest rate is 5.25%.
As per final 1003, the borrower has been working at xx as a xx for 5.6 years.
No evidence of damage or repair has been found.
No evidence of foreclosure activity has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 28.565% Tape Value: 29.000% |---| -0.435% |----| -0.43500% Comment: DTI is 28.565%. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2023   Variance: 27 (Days)   Variance %:    Comment: Last payment received date is xx/xx/204.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-17648.20   Variance %: -4.96226%   Comment: Note reflects balance as xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 89.951%   Tape Value: 90.000%   Variance: -0.049%   Variance %: -0.04900%   Comment: LTV is 89.951%.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Note reflects address as XXXX. Tape Source: Initial Tape Type:	3: Curable	* Closing_Disclosure violations (Lvl 3) "Final CD reflects mortgage insurance premium is paid by seller. MI certificate reflects this is fee paid by the buyer."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Total of payments disclosed on final CD as xx. Calculated total of payments is xx for an under disclosed amount of xx. Reason for total of payments under disclosure is unknown as the fee itemization is missing. The subject loan is a purchase case that originated on xx/xx/2023, and the SOL 1 year is active."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows the loan does not meet the seasoning period requirement for BWR's prior foreclosure history. UW assumed the prior sale of property was a short sale, but it was a deed in lieu of foreclosure. Further details not provided."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property type is inconsistent with the tape (Lvl 3) "The subject property type is PUD and tape shows blank which is inconsistent."	* ComplianceEase TILA Test Failed (Lvl 2) "The loan failed the TILA finance charge test due to the TILA finance charge disclosed on the final CD as xx. The calculated finance charge is xx for an under-disclosed amount of xx. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing. The subject loan is a purchase case that originated on xx/xx/2023, and the SOL 1 year is active.
																																																																																								xx/xx/2026: SOL expired on xx/xx/2024. Downgrade to level 2."	* Number of units in the property is inconsistent with the tape (Lvl 1) "Number of units in the property is 1 and tape shows blank which is inconsistent."	Moderate	Pass	Fail	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
5EC8CX7TYG6	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	20.803%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx in favor of "xx".

No active liens and judgments have been found against borrower and property.
No prior year delinquent taxes have been found.
County taxes for 2023 are exempted.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
The subject property is owner occupied.
As per final 1003, the borrower was previously working at xx as an xx for 23 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 20.803% Tape Value: 21.000% |---| -0.197% |----| -0.19700% Comment: As per 1008 DTI is 20.803%. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 47.435% Tape Value: 47.000% Variance: 0.435% Variance %: 0.43500% Comment: As per appraisal report LTV is 47.435%. Tape Source: Initial Tape Type:	4: Unacceptable	* The property type does not match the Appraisal Report (Lvl 4) "As per appraisal report located at "xx", the subject property is condominium. The tax report located at "xx" shows property type as "commercial and vacant land". Reaching out to PT for clarification."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan does not meet the seasoning period requirement for the second mortgage loan charged off in 2/2020. LOX for the derogatory credit events is missing from the loan documents. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
70KEGYUX1FF	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Secondary	Yes	Yes	No	xx	xx	48.267%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx".
No active liens and judgments have been found.
No prior year’s delinquent taxes have been found.	As per review of the payment history as of xx/xx/2024, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023 which was applied for the due date of xx/xx/2023. The next due date is xx/xx/2024. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 6.875%.	Collections Comments:The current status of the loan is performing.
As per review of the payment history as of xx/xx/2024, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx.
No bankruptcy and foreclosure evidence has been found.
As per the final 1003, the borrower has been working at xx as a xx for 203 months.
Unable to confirm the current condition and occupancy status of the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Stated Maturity Date Loan Value: xx/xx/2052 Tape Value: xx/xx/2052 |---| -61 (Days) |----| Comment: Stated Maturity Date is xx/xx/2052. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 48.27%. The tape shows other undisclosed debts were not included in DTI. The DTI is 51%. Further details not provided. Lender defect. Subject loan originated on xx/xx/2022 and the 3-year SOL is active."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.27% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is "xx" with a DTI of 48.27%."		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
K5OOFSYWCFY	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.728%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx for the amount of xx.
No active liens or judgments have been found against the borrower or subject property.
The annual county taxes for 2023 were paid in the amount of xx.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 6.625%.	Collections Comments:The loan is currently performing and the next due date is xx/xx/2024.
The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
As per the seller’s tape, the borrower’s income was impacted by Covid-19.
No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx as a xx for 45 months.
The Covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Property Address Street Loan Value: xx Tape Value: xx |---| |----| Comment: As per note property address street is XXXX. Tape Source: Initial Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2053 Tape Value: xx/xx/2053 Variance: -59 (Days) Variance %: Comment: AS per note stated maturity date is xx/xx/2053. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 44.728%. Tape shows BWR 2 year income calculation was impacted by Covid-19. BWR has 3.75 years on the job as xx at xx, 0X30 since inception, and FICO is 751. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2022, and the 3-year SOL is active."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

Downgraded the exception as SOL has been expired. xx/xx/2024."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflects points - loan discount fee at xx. Final CD dated xx/xx/2022 reflects points - loan discount fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2022 and the 1-year SOL is expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
AKBFBS392CT	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.750%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.796%	First	Commitment	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 with the lender, xx which was recorded on xx/xx/2023.
There is one junior mortgage against the subject property in favor of xx in the amount of xx, which was recorded on xx/xx/2023.
The annual combined taxes for 2023 have been paid in the amount of xx on xx/xx/2023.
The water charges are delinquent in the amount of xx.

As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2024. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:
The loan is currently performing.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2024. The UPB is xx.
As per final application, the borrower has been working at xx as a xx for 14.41 years.
The Covid-19 attestation is available in loan file located at "xx"
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Any Borrowers Foreign National Indicator Loan Value: No Tape Value: Yes |---| |----| Comment: Borrower foreign national indicator is not available. Tape Source: Initial Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx/xx/2053 Tape Value: xx/xx/2026 Variance: 9893 (Days) Variance %: Comment: As per note maturity date is xx/xx/2053. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows concern over bank statements. The file shows bank statements of xx that satisfy funds to close of xx. Further details not provided. Subject LTV 50%."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5ACZLEX6P8Z	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$3,922.53	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2023	xx/xx/2023	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	xx	39.608%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx with xx. No active judgments or liens have been found. 2nd and 3rd half county taxes for 2023 are due in the amount of xx. 1st half county taxes for 2023 have been delinquent in the amount of xx which is good through xx/xx/2024.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and next due date is xx/xx/2024. The UPB is xx. As per the final application, the borrower has been the owner of xx for 9.2 years. Unable to determine the current condition and occupancy of the property. No foreclosure activity has been found. No details related to the bankruptcy have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Any Borrowers Foreign National Indicator Loan Value: No Tape Value: Yes |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 39.608%   Tape Value: 41.872%   Variance: -2.264%   Variance %: -2.26400%   Comment: As per 1008, DTI is 41.872%   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2053   Tape Value: xx/xx/2027   Variance: 9497 (Days)   Variance %:    Comment: Stated Maturity Date is xx/xx/2053   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject Property Type is PUD Tape Source: Initial Tape Type:	3: Curable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 3) "The subject loan was approved at 41.87%. The tape shows that BWR2 works for BWR, but documentation confirming BWR2 has no ownership in the business is missing from the loan documents. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR has been SE for more than 10 years, FICO 753, 0x30 since inception, and xxK equity in the subject."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "Loan fails delivery and timing test for revised closing disclosure dated xx/xx/2023. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2023 which is after from the consummation date xx/xx/2023."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the appraisal is sent for 2nd level review. Further details not provided. A XXXX search shows an estimated value of xxM. Current UPB xx2."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
XHPCJF4DGXG	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	$1,032.36	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.507%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 in the amount of xx in favor of "xx" which was recorded on xx/xx/2023 under Inst#xx
There is a junior mortgage against the subject property which was originated on xx/xx/2023 in favor of lender "xx" in the amount of xx which was recorded on xx/xx/2023 in inst#xx
No active judgments or liens have been found.
The first installment of 2023 county taxes was paid on xx/xx/2023. The second installment of 2023 county taxes is delinquent in the amount of xx which was due on xx/xx/2023 and the good through date is xx/xx/2024.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The monthly P&I is xx. The current UPB is xx, and the interest is 7.00%.	Collections Comments:The collection comments are missing from the loan file.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2024.
The current UPB is xx.
No record of post-closing bankruptcy filed by the borrower has been found.
No evidence of active foreclosure has been found in the collection comments.
No evidence of damage or repair has been found.
As per final 1003, the borrower "xx" was previously working at xx since xx/xx/2022.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Any Borrowers Foreign National Indicator Loan Value: No Tape Value: Yes |---| |----| Comment: No Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 44.507%   Tape Value: 44.705%   Variance: -0.198%   Variance %: -0.19800%   Comment: As per final 1008 and DU borrower DTI is 44.507%   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2053   Tape Value: xx/xx/2027   Variance: 9527 (Days)   Variance %:    Comment: As per note stated maturity date is xx/xx/2053   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Detached/Attached Loan Value: Attached Tape Value: Detached Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails compliance ease delivery and timing test for revised closing disclosure dated xx/xx/2023. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2023 which is after the consummation date xx/xx/2023."	* Cash out purchase (Lvl 2) "The subject loan is purchase case. Final closing disclosure dated xx/xx/2023 reflects cash to in the amount of xx."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
YQ7EZUQ3TRW	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.499%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	3 Family	xx/xx/2023	xx	Primary	Yes	Yes	Yes	xx	Not Applicable	49.909%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx with xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2022 have been paid in the amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 6.499%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the initial 1003, the borrower has been working at xx as a xx for 4.11 years.
As per the photo addendum attached with the appraisal report dated xx/xx/2023, which is located at "xx" there is floor damage and the yard water view river is brown due to all the dirt in the water. 1004D is not available. No details have been found regarding the estimated amount to repair the damages and the completion of the repairs. The entire CC is missing.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Credit Application HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing or error on the Rate Lock Note	Field: B1 Self-Employed? Loan Value: Unavailable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2053 Tape Value: xx/xx/2027 Variance: 9527 (Days) Variance %: Comment: Stated maturity date xx/xx/2053. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "As per the photo addendum attached with the appraisal report dated xx/xx/2023, which is located at "xx" there is floor damage. 1004D is missing from the loan documents, and the estimated amount of repairs is not available in the appraisal report. A XXXX search shows an estimated value of xxK. Current UPB xxK."
* Note is missing or unexecuted (Lvl 4)     "The loan was originated on xx/xx/2023 with a loan amount of xx. The note document, which is located at "xx" is not signed by the borrower. The loan is not modified since origination."
* Property Marketability Issues (Lvl 4) "The tape shows the comparables selected are inappropriate and do not support the appraised value. The review of the appraisal report shows that the comparables selected are not similar in terms of lot size, room count, GLA, and additional amenities. Comp #1, with a sales price of xxK, is closest to the subject property valued at xxK. A XXXX search shows an estimated value of xxK. Current UPB xxK. Elevated for client review."	* Application Missing (Lvl 3) "Final application is missing from the loan documents."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the revised loan estimate delivery date and changed circumstances date test due to before the creditor receives information sufficient to establish that a changed circumstance has occurred."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects points - loan discount fee at xx. CD dated xx/xx/2023 reflects points - loan discount fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is available; COC is not getting tested due to loan failing TRID delivery and timing test.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2023 does not reflect appraisal fee. CD dated xx/xx/2023 reflects appraisal fee at xx. This is an increase in fee of xx/xx/2023 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

The subject loan is a purchase, originated on xx/xx/2023 and the 1-year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx

Loan fails QM mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx"
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD missing. File missing final executed CD. CE was tested based on provided unexecuted CD at closing."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Defect shows may be overvaluation and distance of comps issue. Lender affirmed value. Review of appraisal and file concur. XXXX shows value at xxK. Current UPB xxK."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property type is inconsistent with the tape (Lvl 3) "The subject property type is 3 family and tape shows blank which is inconsistent."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan fails compliance ease delivery and timing test for revised closing disclosure dated xx/xx/2023, which is not signed by the borrower, and 3 business days were added to get receipt date xx/xx/2023, which is more than 3 business days from the consummation date xx/xx/2023.
																																																																																								xx/xx/2026: SOL expired on xx/xx/2024. Downgrade to level 2."	* Number of units in the property is inconsistent with the tape (Lvl 1) "Number of units in the property is 3 and tape shows blank which is inconsistent."	Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
04VSBVW4WYD	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	16.000%	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	46.401%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2023 in the amount of xx with lender "xx" recorded on xx/xx/2023.
There is a prior mortgage against the subject property in the amount of xx which originated on xx/xx/1996 with lender xx on xx/xx/1996.
There is a junior mortgage against the subject property in the amount of xx with the lender "xx" which was recorded on xx/xx/2023.
No active liens and judgments have been found.
The annual county taxes for 2023 are due on xx/xx/2024 in the amount of xx.
No prior year’s delinquent taxes have been found.

According to the payment history as of xx/xx/2024, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The monthly P&I is in the amount of xx with an interest rate of 6.875%. The current UPB is xx.	Collections Comments:The latest collection comments are missing from the loan file. The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2024. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file.
As per the final application, the borrower has been working at xx as a xx for 39 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: Seller tape shows Borrower Middle Name is XXXX as per the Note document is XXXX XXXX. Tape Source: Initial Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx/xx/2053 Tape Value: xx/xx/2026 Variance: 9893 (Days) Variance %: Comment: Seller tape shows State maturity date is xx/xx/2026 as per the Note document is xx/xx/2053. Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 46%. Tape shows qualifying income used by lender is not supported with previous 2-year earnings. BWR has 3.2 years on the job, 0X30 since inception, FICO 704, and xxk equity in the subject. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
P9H7GC96E7W	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Montana	xx	xx	xx	Montana	xx	xx	No	Yes	Not Applicable	First	$7,516.34	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	xx	36.590%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 with the lender xx. in the amount of xx which was recorded on xx/xx/2023.
No active judgments or liens have been found.
The first installment of combined taxes for 2023 is delinquent in the amount of xx, which was due on xx/xx/2023 and is good through xx/xx/2024.
The second installment of combined taxes for 2023 is due in the amount of xx, which was due on xx/xx/2024.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx. The UPB is xx.	Collections Comments:The loan is currently performing.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2024. The UPB is xx.
As per final application, the borrower has been working at xx as a xx for 6.8 years.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Any Borrowers Foreign National Indicator Loan Value: No Tape Value: Yes |---| |----| Comment: No. Tape Source: Initial Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2053 Tape Value: xx/xx/2026 Variance: 9801 (Days) Variance %: Comment: Stated maturity date is xx/xx/2053. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on xx/xx/2023 and the SOL is 1 year."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan must have DU findings per Penfed. The DU report available in the loan documents is approve/ineligible at a DTI of 36.59% due to the fact that the subject loan amount exceeds the Fannie Mae loan limit for the county. Further details were not provided."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed the revised loan estimate delivery date and changed circumstances date test for revised LE dated xx/xx/2023. Revised LE dated xx/xx/2023 and electronically signed on dated xx/xx/2023 which is later than the third business day after the creditor receives information sufficient to establish that a changed circumstance has occurred. Subject loan is purchase case, originated on xx/xx/2023 and the SOL is 1 year.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2023 reflects appraisal fee at xx. Final CD dated xx/xx/2023 reflects appraisal fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is available. COC is not getting tested due to loan failing TRID delivery and timing test. Subject loan is purchase case, originated on xx/xx/2023 and the SOL is 1 year.

																																																																																								Downgraded to LVL2 assuming securitization closes in May, 1 year SOL expires April 2024"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
FD0ICFUGCCM	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.625%	360	xx/xx/2023	xx/xx/2023	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	47.635%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx in favor of "xx".
There is an active junior mortgage against the subject property in favor of "xx" in the amount of xx which originated on xx/xx/2023 and was recorded on xx/xx/2023.
No active judgments or liens were found.
The 1st and 2nd installments of county taxes for 2023 were paid in the total amount of xx on xx/xx/2023 and xx/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx(xx) which was applied for the due date of xx/xx/2024. The monthly P&I is in the amount of xx with an interest rate of 7.625%. The current UPB is xx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2024. The current UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No evidence related to the occupancy or current condition of the subject property has been found in the collection comments. CCs do not show any damage.
As per the final application, the borrower has been working at xx as a xx for 48 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Interest Paid Through Date Loan Value: xx/xx/2023 Tape Value: xx/xx/2023 |---| -61 (Days) |----| Comment: Seller tape shows Interest paid through Date xx/xx/2023, as per the document is xx/xx/2023. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 101.689%   Tape Value: 100.000%   Variance: 1.689%   Variance %: 1.68900%   Comment: Seller tape shows CLTV Ratio percent is 96.500% as per the latest document is 101.689%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: -2 (Days)   Variance %:    Comment: Seller tape shows Note date is xx/xx/2023 as per the Note document is xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 98.189% Tape Value: 96.500% Variance: 1.689% Variance %: 1.68900% Comment: Seller tape shows LTV Ratio percent is 96.500% as per the latest document is 98.189%. Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows the loan was repurchased as the lender failed to provide terms of withdrawal on the retirement assets of xx submitted as reserves. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on xx/xx/2023 and the loan closed on xx/xx/2023. No lock extension found."	* Cash out purchase (Lvl 2) "The subject loan is a purchase. The final closing disclosure dated xx/xx/2023 reflects cash to in the amount of xx."
* Property is Manufactured Housing (Lvl 2)     "The home is affixed to the land.
																																																																																								As per the appraisal report located at "xx" the subject property is a manufactured home. The VIN/serial number is xx-F-BA available in the legal description of the recorded mortgage. Also, the manufactured home rider is attached with the recorded mortgage document at "xx"."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
VDZTVYZ6UE5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	xx	41.165%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of xx in favor of "xx" with Book/Page# xx .
There is a junior mortgage active against the subject property in favor of "xx" in the amount of xx which was recorded on xx/xx/2023 with Book/Page#xx .
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 7.250% which was applied for the due date of xx/xx/2024. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 7.250% which was applied for the due date of xx/xx/2024. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
As per the final 1003, previously, the borrower worked at xx as a xx for 21 months.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance		4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 41.16%. The tape shows the loan was repurchased due to an income miscalculation, and the revised DTI exceeds the compliance limit. Further details were not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR has 1.67 years on the job as xx, BWR2 has 2 years on the job as xx, FICO 664, 0x30 since inception, and xxK equity in the subject."	* MI, FHA or MIC missing and required (Lvl 3) "MI cert is missing from the loan file."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final closing disclosure shows cash to the borrower in the amount of xx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
HHBQBRYVZNG	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.625%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx/xx/2023	xx	Investor	Yes	Yes	Yes	xx	Not Applicable	47.161%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx with xx.
No active judgments or liens have been found.
The annual installments of combined taxes for 2023 have been paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
As per the final application, the borrower has been working at xx as a xx for 5.10 years.
The seller’s tape data reflects that the borrower received a letter from HOA to inform them that there is a planned special assessment for 2023 repairs, including waterproofing of the ocean side of the building. These repairs are considered critical repairs. Per the documentation provided, the repairs have not been started. CCs do not show damages.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Interest Paid Through Date Loan Value: xx/xx/2023 Tape Value: xx/xx/2023 |---| -183 (Days) |----| Comment: Interest paid through date is xx/xx/2023. Tape Source: Initial Tape Type:
																																																																																				Field: Subject Property Type Loan Value: High Rise Condo (>=9 Stories) Tape Value: Low Rise Condo (1-4 Stories) Variance: Variance %: Comment: Subject property type is 'High rise condo'. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows the loan does not meet Freddie Mac'xx's report or similar document. A XXXX search shows an estimated value of xxK. Current UPB is xxK. Elevated for client review."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
Y3285I2XN9A	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	5.250%	360	xx/xx/2015	xx/xx/2015	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2015	xx	Primary	Yes	Yes	No	xx	xx	43.617%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2015 and was recorded on xx/xx/2015 in the amount of xx in favor of xx.
The third installment of town taxes for 2024 are due in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 5.250% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 5.250% which was applied for the due date of xx/xx/2023. The current UPB is xx.
No foreclosure evidence has been found.
As per the tape data, the loan was approved for deferral in the amount of xx. The collection comment dated xx/xx/2021 shows the servicer provided deferment effective on xx/xx/2021. The deferment agreement is not available in the loan file.
As per the collection comment dated xx/xx/2022, the borrower's income was impacted by Covid-19. As per the tape data, the servicer provided FB plan that ran from xx/xx/2020 to xx/xx/2021.
As per the final 1003, the borrower has been working at xx as a xx for 219 months.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower "xx" filed for bankruptcy under chapter 7 with the case#xx on xx/xx/2023. The schedule D of voluntary petition shows the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. The unsecured portion is xx. The bankruptcy case was discharged on xx/xx/2023 and terminated on xx/xx/2023.	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock Missing Required Disclosures	Field: Interest Paid Through Date Loan Value: xx/xx/2016 Tape Value: xx/xx/2023 |---| -2891 (Days) |----| Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the loan was repurchased due to the LPMI for the subject mortgage being canceled. MI coverage should have remained in force until canceled in accordance with the requirements of guidelines, Section 8203. Further details not provided."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 5.343% exceeds APR threshold of 5.310% over by +0.033%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial CD is missing from loan documents. The subject loan is a purchase, originated on xx/xx/2015 and the 1-year SOL is expired."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 5.343% exceeds APR threshold of 5.310% over by +0.033%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx).

Loan failed the MA 209 CMR 32.35 higher-priced mortgage loan test (xx) due to an APR calculated at 5.343% exceeds APR threshold of 5.310% over by +0.033%. HPML-Disclosure signed by the borrower is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.61% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 43.62%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
MT6T9I6M50E	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	No	Not Applicable	Other	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.875%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	52.918%	First	Commitment	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the pro-title report dated xx/xx/2024, the recorded copy of the subject mortgage is not attached with the updated title. The subject mortgage was originated on xx/xx/2023 with a loan amount of xx.
The 1st and 2nd installments of county taxes for 2023 were paid in the total amount of xx on xx/xx/2023 and xx/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower did not start the first payment of the loan which is due on xx/xx/2024. The monthly P&I is in the amount of xx with an interest rate of 7.875%. The current UPB is xx.	Collections Comments:According to the payment history as of xx/xx/2024, the borrower did not start the first payment of the loan which is due on xx/xx/2024. The monthly P&I is in the amount of xx with an interest rate of 7.875%. The current UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No evidence related to the occupancy or current condition of the subject property has been found in the collection comments. CCs do not show any damage.
As per the final 1003 application, the borrower was previously working at xx for the period xx/xx/2021 to xx/xx/2022. Later, the borrower started working at St. Mary’s University of Minnesota on xx/xx/2023 as an assistant program director.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing or error on the Rate Lock	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The tape shows the subject unit securing the loan is located in a project that is non-warrantable due to the master policy deductibles. Further details were not provided. A XXXX search shows an estimated value of xxK for the subject property. Current UPB xxK. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on xx/xx/2023 and the SOL is 1 year."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "The loan failed initial LE estimate delivery and timing test due to initial LE dated xx/xx/2023 delivered on xx/xx/2023 which is more than 3 business days from initial application date xx/xx/2023."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial LE estimate delivery and timing test. Initial LE dated xx/xx/2023 delivered on xx/xx/2023 which is more than 3 business days from initial application date xx/xx/2023. Subject loan is purchase case, originated on xx/xx/2023 and the SOL is 1 year."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by borrower is missing from the loan documents."
																																																																																							* Missing proof of hazard insurance (Lvl 3) "Hazard insurance is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
IMQ8PO8FYV4	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	50.478%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of xx in favor of "xx".
No active liens and judgments have been found.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx with an interest rate of 6.625% which was applied for the due date of xx/xx/2024. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx with an interest rate of 6.625% which was applied for the due date of xx/xx/2024. The current UPB is xx.
No foreclosure and bankruptcy evidence has been found.
As per the final 1003, previously, the borrower was owner of xx for the period xx/xx/2018 to xx/xx/2021. Currently, the borrower has been working at xx as an xx for 19 months.
As per the seller's tape data, the HOA letter and documents in file indicates the HOA has taken out a xx million construction loan to repair siding on the residential buildings in the HOA and garages. Some units are experiencing elevated moisture due to these issues. In addition to the siding, some units and common areas required new windows, vapor barriers, and additional insulation. The deficiencies identified in the construction documents and HOA letter, in regards to the siding, windows, moisture, and insulation, represent structural and material deficiencies. As per the loan file "xx", the photos of the property show the same issues. CCs do not show damages.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Interest Paid Through Date Loan Value: xx/xx/2023 Tape Value: xx/xx/2023 |---| -153 (Days) |----| Comment: Tape Source: Initial Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx/xx/2023 Tape Value: xx/xx/2023 Variance: -1 (Days) Variance %: Comment: Original note doc date is xx/xx/2023. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows the loan was repurchased as the loan does not meet the Freddie Mac guideline requirement for the property to be structurally secure at the closing. The condo association has taken out a xx million construction loan to repair siding on the building and garage. Also, some units and common areas required new windows, vapor barriers, and additional insulation. Further details not provided. A XXXX search shows an estimated value of xxK. Current UPB xxK. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
R7WWBW30DIQ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.650%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx".
No active judgments or liens have been found.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx with an interest rate of 6.625% which was applied for the due date of xx/xx/2024. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx with an interest rate of 6.625% which was applied for the due date of xx/xx/2024. The current UPB is xx.
No foreclosure and bankruptcy evidence has been found.
As per the final 1003, the borrower has been receiving child support and alimony.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 12 Tape Value: 14 |---| -2 |----| -14.28571% Comment: Age of loan is 12. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 1077.36119%   Comment: AS per note stated P&I is xx.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: xx Tape Value: xx Variance: $-10000.00 Variance %: -2.43902% Comment: Sales price is xx. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.64%. Tape shows loan does not meet the continuation requirements of alimony income. Further details not provided. 0X30 since inception, and FICO is 797. Subject initial LTV was 51% and current LTV is 30%. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2022, and the 3-year SOL is active."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.650%, as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by AUS (xx) and its recommendation is "approve/eligible" with a DTI of 49.65%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
P3WD02PVDVE	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	47.134%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 in the amount of xx with the lender, xx. which was recorded on xx/xx/2023.
No active liens and judgments have been found.
For the Parcel# xx:
The first installment of county taxes for 2023 is due in the amount of xx on xx/xx/2024.
For the Parcel# xx:
The first installment of county taxes for 2023 is due in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 7.000% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 7.000% which was applied for the due date of xx/xx/2023. The current UPB is xx.
No foreclosure and bankruptcy evidence has been found.
As per the final 1003, previously, the borrower worked at xx as a xx for 9 months.
Tape shows subject property has some fire and safety issues, which may affect the subject's marketability. The appraisal report is "as is". Further details not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 1 Tape Value: 2 |---| -1 |----| -50.00000% Comment: Age of loan is 1. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 47.134%   Tape Value: 50.000%   Variance: -2.866%   Variance %: -2.86600%   Comment: As per documents DTI is 47.134% but tape shows 50%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 35.572%   Tape Value: 35.570%   Variance: 0.002%   Variance %: 0.00200%   Comment: As per documents housing ratio is 35.572% but tape shows 35.570%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2053 Tape Value: xx/xx/2053 Variance: -30 (Days) Variance %: Comment: As per note maturity date is xx/xx/2053 but tape shows xx/xx/2053. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows the subject property has some fire and safety issues, which may affect the subject's marketability. The original appraisal report is "as is," and as per the review of the building and fire protection plan, the condo project building plans do not comply with the applicable code(xx). The report further states that final construction and installations must be in conformance with the code. Final construction and installations. Further details not provided. A XXXX search shows an estimated value of xx. Current UPB is xx. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 47.13%. Tape shows the revised DTI is greater than 50%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR has 5 years on the job as xx, FICO 770, and xxK equity in the subject."
																																																																																								* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan fails delivery and timing test for revised loan estimate dated xx/xx/2023 document tracker is missing and 3 business days were added to get receipt date xx/xx/2023, which is after the consummation date xx/xx/2023."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
XQAN1KQ2TG5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	42.776%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx with xx.
No active judgments or liens have been found.
All prior year’s taxes have been paid.
No prior year’s delinquent taxes have been found.
As per the review of tape data payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2024. The details of the last payment received are not available. The current P&I is xx and interest rate is 6.875%. The UPB is xx.

Collections Comments:The loan is currently performing. As per the review of tape data payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2024. The UPB is xx.
As per the final application, the borrower is getting income from social security.
The appraisal report dated xx/xx/2022 is 'subject to repairs’ due to the open plumbing waste lines and an open septic tank noted. The utility shed, which has a washer and clothes dryer and a bathtub, appears to have a plumbing waste line allowing for surface drainage. The water heater is missing a pressure relief valve drain pipe which poses a safety concern; the electrical panel is missing the cover; smoke and CO alarms are not present; and kitchen cabinets need to be repaired. Also, the photo addendum reflects the same issue. An estimated cost of repair is not available. CC does not show any damage.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Note reflects borrower last name as XXXX, Jr. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2053 Tape Value: xx/xx/2053 Variance: -59 (Days) Variance %: Comment: Note reflects maturity date as xx/xx/2053. Tape Source: Initial Tape Type:	3: Curable	* Missing Initial 1003_Application (Lvl 3) "The initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at a DTI of 43%. The tape shows the lender miscalculated SSI income and failed to obtain tax transcripts to verify SSI accurately. The revised DTI is 52%. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR receives SSI income, FICO 626, 0x30 since inception, and xxK equity in the subject. Fixed monthly payment is only xx per month, UPB xxK."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the revised closing disclosure delivery (xx) test due to the revised closing disclosure dated xx/xx/2023 and electronically signed on xx/xx/2023, which is less than 3 business days before the consummation date of xx/xx/2023."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan failed the TILA finance charge test due to the TILA finance charge disclosed on the final CD as xx. The calculated finance charge is xx for an under-disclosed amount of xx. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing. The subject loan is a purchase case that originated on xx/xx/2023, and the SOL is 1 year."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2022 reflects a points - loan discount fee at xx. The final CD dated xx/xx/2023 reflects points - loan discount fee at xx. The loan estimate dated xx/xx/2022 does not reflect appraisal re-inspection fee. The final CD dated xx/xx/2023 reflects an appraisal re-inspection fee at xx. This is a cumulative increase in the fee of xx for charges that cannot increase. The valid COC for the increase in points - loan discount fee and appraisal re-inspection fee is missing from the loan documents. The subject loan is a purchase case that originated on xx/xx/2023, and the SOL is 1 year."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
JP64UPL95M8	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	49.444%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".

No active liens and judgments have been found against borrower and property.
No prior year delinquent taxes have been found.
According to the payment history on the seller’s tape dated xx/xx/2023, the borrower is current with the loan. Unable to determine the last payment received date. The next due date for payment is xx/xx/2024. The P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history on the seller’s tape dated xx/xx/2023, the borrower is current with the loan. Unable to determine the last payment received date. The next due date for payment is xx/xx/2024. The P&I is xx and PITI is xx. The UPB is xx.
Unable to determine current occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final 1003, the borrower was previously working at xx as a xx for 18 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Final 1003_Application Initial 1003_Application	Field: Borrower #2 Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape data shows stated Borrower #2 last name is XXXX. Actual data shows Borrower #2 last name is XXXX Jr. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2052   Tape Value: xx/xx/2053   Variance: -61 (Days)   Variance %:    Comment: Tape data shows stated maturity date is xx/xx/2053. Actual data shows maturity date is xx/xx/2052.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Tape data shows property type is Single Family. Actual data shows property type is PUD. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.44%. The tape shows that the Work Number VOE showed BWR was inactive at the time of closing. Post-close verification by the lender and an updated VOE from the Work Number revealed that BWR is actively employed. Further details were not provided. BWR defect. Subject loan originated on xx/xx/2022, and the 3-year SOL is active."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 6.854% exceeds APR threshold of 6.700% over by +0.154%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx)."
* Missing Final 1003_Application (Lvl 2)     "Final loan application located at "xx" electronically signed by the borrower on xx/xx/2022 which is prior to the closing date."
* Missing Initial 1003_Application (Lvl 2)     "Initial loan application is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.444%, as the borrower’s income is xx and total expenses are in the amount of xx. The loan was underwritten by DU (xx) and its recommendation is "xx" with a DTI of 49.44%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
RCJBVFN53SI	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	30.917%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with the lender xx for the amount of xx.
No active liens or judgments have been found against the borrower or subject property.
xx
The annual combined taxes for 2023 were paid in the amount of xx.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 6.00%.

Collections Comments:The loan is currently performing and the next due date is xx/xx/2024.
The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx as a xx for 60 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Stated Maturity Date Loan Value: xx/xx/2053 Tape Value: xx/xx/2053 |---| -61 (Days) |----| Comment: As per note stated maturity date is xx/xx/2053. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "The initial closing disclosure receipt date (xx) is provided and the initial closing disclosure receipt date is less than three business days before the consummation date, or closing / settlement date (xx)."
* LE/CD Issue date test Fail (Lvl 3)     "Tape shows signature date issues on the closing package date. The review of the loan file shows the FCD issue date xx/xx/2023 and signed on xx/xx/2023."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Revised Loan Estimate is missing (Lvl 3) "As per the COC located at "xx", the revised LE dated xx/xx/2023 is missing from the loan documents."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2023 reflects Points - Loan Discount Fee at xx. CD dated xx/xx/2023 reflects Points - Loan Discount Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2023 and the 1-year SOL is active.

																																																																																								Downgraded to LVL2 assuming securitization closes in May, 1 year SOL expires April 2024"	* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as xx/xx/2023. Notary's signature date on the Mortgage/Deed of Trust is xx/xx/2023. Note date is xx/xx/2023."	Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ME0Y2OLFF8N	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.625%	360	xx/xx/2023	xx/xx/2023	VA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	33.497%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 with the lender, xx which was recorded on xx/xx/2023.
No active judgments or liens have been found.
The taxes are to follow.

The loan was originated on xx/xx/2023 with the first payment due date of xx/xx/2024. As per the payment history tape data as of xx/xx/2023, the next due date is xx/xx/2024. The UPB is xx.	Collections Comments:The loan was originated on xx/xx/2023 with the first payment due date of xx/xx/2024. The UPB is xx.
As per final application, the borrower has been working at xx as a xx for 4.6 years.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Age of Loan Loan Value: 0 Tape Value: 2 |---| -2 |----| -100.00000% Comment: Age of loan is 0. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 33.497%   Tape Value: 31.951%   Variance: 1.546%   Variance %: 1.54600%   Comment: As per DU, borrower DTI is 33.497%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 103.299%   Tape Value: 100.000%   Variance: 3.299%   Variance %: 3.29900%   Comment: As per calculation CLTV is 103.299%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: 33 (Days)   Variance %:    Comment: Note date is xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 103.299%   Tape Value: 100.000%   Variance: 3.299%   Variance %: 3.29900%   Comment: As per calculation LTV is 103.299%.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Single Family Tape Value: PUD Variance: Variance %: Comment: As per appraisal report property type is Single family. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the Pennsylvania license validation test due to Pennsylvania HB 2179, which requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2023 does not reflect Appraisal Re-Inspection Fee. CD dated xx/xx/2023 reflects Appraisal Re-Inspection Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2023 and the 1-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan is uninsured by the VA due to the VA entitlement available to the BWR being already used on another property. BWR is retaining the REO as a rental, and as a result, the subject loan does not meet the loan amount requirement for second-tier entitlement. Tape also shows BWR had credit card DLQs back in 2021. BWR is transferring from CA to PA as postal inspector. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "VA certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock expired on xx/xx/2023 and the loan closed on xx/xx/2023. No lock extension found."	* Cash out purchase (Lvl 2) "The subject loan is purchase case. Final closing disclosure dated xx/xx/2023 reflects cash to in the amount of xx."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
D1MJK9G4ZYW	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	45.379%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx with xx.
No active judgments or liens have been found.
The second installment of combined taxes for 2023 has been paid in the amount of xx on xx/xx/2023.
The first installment of combined taxes for 2024 is due on xx/xx/2024 in the amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 6.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower was previously a student. Currently, the borrower has been working at xx since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 7 Tape Value: 8 |---| -1 |----| -12.50000% Comment: Seller tape shows Age of loan is 8s per Note document is 7. Tape Source: Initial Tape Type:
																																																																																				Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45.38%. Tape shows the loan does not meet Freddie Mac rental income guidelines. File shows lease agreements. Further details were not provided. Lender defect. BWR has 2.33 years on the job as xx, FICO 781, 0x30 since inception, and xx equity in the subject. The subject loan was originated on xx/xx/2023, and the 3-year SOL is active."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
T0KNWUC2C7T	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.490%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	xx	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2022	xx	Secondary	Yes	Yes	No	xx	Not Applicable	29.201%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
No active judgments or liens have been found.
All prior year’s taxes have been paid.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2024. The UPB is xx.
As per the final application, the borrower has been working at xx as a xx. network engineer for 4.5 years.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Mortgage Insurance	Field: Age of Loan Loan Value: 22 Tape Value: 23 |---| -1 |----| -4.34782% Comment: Seller tape shows age of the loan is 23 as per Note Document is 22. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Lender G/L require MI should be Yes. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the LTV is above 80%, but the loan closed without MI coverage. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
																																																																																							* Missing Initial Closing Disclosure (Lvl 3) "Initial closing disclosure is missing from the loan documents."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "TRID tolerance test is incomplete due to initial CD is missing from loan documents. Subject loan is a purchase case, originated on xx/xx/2022 and the 1-year SOL is expired."		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
702Z0VY22JW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.375%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	xx	47.208%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 with the lender, xx which was recorded on xx/xx/2023.
No active judgments or liens have been found.
Annual combined taxes for 2023 are due in the amount of xx.

As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2024. The current P&I is xx and PITI is xx. The UPB is xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The UPB is xx.
As per final application, the borrower has been the owner of xx for 4.7 years.
The Covid-19 attestation is available in loan file located at "xx"
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: xx/xx/2023 Tape Value: xx/xx/2023 |---| 43 (Days) |----| Comment: Tape data shows Application date xx/xx/2023. Actual data shows Application date xx/xx/2023. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 47.208%   Tape Value: 51.341%   Variance: -4.133%   Variance %: -4.13300%   Comment: Tape data shows DTI is 51.341%. Actual data DTI is 47.208%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 25.498%   Tape Value: 27.730%   Variance: -2.232%   Variance %: -2.23200%   Comment: Tape data shows Housing ratio per U/W is 27.730%. Actual data Housing ratio per U/W is 25.498%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape data shows property address is "XXXX Pasadena". Actual data shows property address is "XXXX". Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 47.20%. Tape shows the lender miscalculated the income, and the revised DTI is 51.34%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR has 5 years of SE of AMP Endocrinology, FICO 714, 0X30 since inception, and xxk equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
48HNN2EAKQ7	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	36.547%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 with the lender, xx which was recorded on xx/xx/2022.
No active judgments or liens have been found.
The first and second installments of combined taxes for 2023 are due in the amount of xx.

As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2024. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2024. The UPB is xx.
As per final application, the borrower has been working at xx as a xx for 8 years.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 17 Tape Value: 18 |---| -1 |----| -5.55555% Comment: Note reflects age of loan as 17 months. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The tape shows the comparables selected are inappropriate and do not support the appraised value. The review of the appraisal report shows that the comparables selected are not similar in terms of property condition, GLA, basement and finished rooms below grade, and additional amenities. Comp #1, with a sales price of xxK, is closest to the subject property valued at xxK. A XXXX search shows an estimated value of xxK. Current UPB xxK. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
HHED0FRFZZL	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.386%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx in favor of "xx".

No active liens and judgments have been found against borrower and property.
The first and second installments of county taxes for 2023 are due in the amount of xx.
The water charges have been delinquent in the total amount of xx which is payable on xx/xx/2024.
According to the payment history on the seller’s tape dated xx/xx/2023, the borrower is current with the loan. Unable to determine the last payment received date. The next due date for payment is xx/xx/2024. The P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history on the seller’s tape dated xx/xx/2023, the borrower is current with the loan. Unable to determine the last payment received date. The next due date for payment is xx/xx/2024. The P&I is xx and PITI is xx. The UPB is xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final application, the borrower has been working at xx as a xx for 56 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 4 Tape Value: 6 |---| -2 |----| -33.33333% Comment: Age of loan 4 Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 49.386%   Tape Value: 49.910%   Variance: -0.524%   Variance %: -0.52400%   Comment: Borrower DTI ratio percent 49.386%   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: 37.582% Tape Value: 37.981% Variance: -0.399% Variance %: -0.39900% Comment: Housing ratio per U/W 37.582% Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails complianceease delivery and timing test for revised closing disclosure dated xx/xx/2023. The revised closing disclosure dated xx/xx/2023 was delivered on xx/xx/2023, which is less than 3 business days from the consummation date of xx/xx/2023."
* Loan does not conform to program guidelines (Lvl 3)     "The subject loan was approved at 96% LTV and is not eligible for sale to the agency. Further details were not provided."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 49.38%. The tape shows the student loan debt monthly payment was incorrectly calculated by the lender. Lender defect. The subject loan was originated on xx/xx/2023, and the 3-year SOL is active. BWR has 5 years on the job as xx, FICO 674, and xxK equity in the subject."
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on the final CD is xx. The calculated finance charge is xx. for an under-disclosed amount of xx. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing. The subject loan is a purchase that originated on xx/xx/2023, and the SOL is 1 year.
																																																																																								xx/xx/2026: SOL expired on xx/xx/2024. Downgrade to level 2."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
E3DS1Q6L3GP	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	Other	$1,487.64	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	18.000%	Unavailable	Not Applicable	2 Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	38.764%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx with xx.
There is one junior mortgage against the subject property in favor of "xx" which was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx.
There are three code violations against the subject property in favor of "xx" for "unsafe exit way storage, carbon monoxide detector, and auto tires/parts," with case numbers xx. The amount of violation is not mentioned.
There is a permit for "construct rear deck," which was issued with permit # xx
The annual installments of city taxes for 2022 have been paid in the amount of xx on xx/xx/2022.
The annual installments of city taxes for 2023 have been delinquent in the total amount of xx, which are good through xx/xx/2024.
The utility charges for 2024 have been delinquent in the total amount of xx, which are good through xx/xx/2024.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 5.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower previously worked at xx since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Transmittal (1008)	Field: Age of Loan Loan Value: 6 Tape Value: 7 |---| -1 |----| -14.28571% Comment: Age of loan is 6. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 38.764%   Tape Value: 37.541%   Variance: 1.223%   Variance %: 1.22300%   Comment: Borrower DTI ratio percent is 38.764%.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 36.264%   Tape Value: 35.042%   Variance: 1.222%   Variance %: 1.22200%   Comment: Housing ratio per UW is 36.264%.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 2.10526%   Comment: Original Balance is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 100.880%   Tape Value: 98.880%   Variance: 2.000%   Variance %: 2.00000%   Comment: Original CLTV ratio percent is 100.880%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 97.000% Tape Value: 95.000% Variance: 2.000% Variance %: 2.00000% Comment: Original Standard LTV is 97.000% Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan was repurchased from US Bank because the unit number on AUS does not match the appraisal. Further details were not provided. LP report is not available in the loan documents to confirm the tape defect."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "LP report is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* Cash out purchase (Lvl 2) "Subject loan is a purchase case. Final CD date of xx/xx/2023 reflects cash to in the amount of xx."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
A2ICX279HAR	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.875%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Unavailable	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	No	Yes	xx	Not Applicable	29.654%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 in the amount of xx with the lender, "xx" which was recorded on xx/xx/2023
No active judgments or liens were found
The first and second installments of county taxes for 2023 were paid in the amount of xx on xx/xx/2023.
The annual water/sewer charges for 2024 are due in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.
The loan was originated on xx/xx/2023 and the first payment date is xx/xx/2024. The monthly P&I is xx, and interest rate is 7.875%. As per the tape data as of xx/xx/2024, the current UPB is xx.	Collections Comments:The loan was originated on xx/xx/2023 and the first payment date is xx/xx/2024. The monthly P&I is xx, and interest rate is 7.875%. As per the tape data as of xx/xx/2024, the current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
BWR has 3 years on the job as xx at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2023 Tape Value: xx/xx/2023 Variance: -11 (Days) Variance %: Comment: As per note the date is xx/xx/2023 Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by +xx.
The below fees were included in the test:

Mortgage Broker Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by +xx.
The below fees were included in the test:

Mortgage Broker Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx"
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan was repurchased from FNMA as the loan failed the FNMA SSN verification test. AUS reflects an alert, suggesting that according to SSA, either the SSN for BWR has not been issued or was recently issued. Subject loan is a thin file credit, only a FICO score from TU is available, and BWR is a US citizen. Subject is not an ITIN or non-QM guideline loan. Further details not provided."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents"			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
3RD7W23AZK5	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	40.097%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx with xx.
No active judgments or liens have been found.
All prior year’s taxes have been paid.
No prior year’s delinquent taxes have been found.

As per the review of payment history as of xx/xx/2023, the borrower has been delinquent for 3 months with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently in collection. As per the review of payment history as of xx/xx/2023, the borrower has been delinquent for 3 months with the loan and next due date is xx/xx/2023. The UPB is xx.
As per final application, the borrower worked at xx as a xx for 3 months.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Not applicable Tape Source: Initial Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2053 Tape Value: xx/xx/2053 Variance: -61 (Days) Variance %: Comment: AS per note stated maturity date is xx/xx/2053. Tape Source: Initial Tape Type:	3: Curable	* Missing Initial 1003_Application (Lvl 3) "Missing initial application dated xx/xx/2022 signed by the loan originator."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 40.097%. The tape shows the loan was repurchased from FNMA due to an income miscalculation, as the BWR does not have the required 12-month history of variable income. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR has 3 months on new job as xx. BWR is 1x90 since inception, FICO 683 and xxK equity in the subject.

xx/xx/2026: SOL expired. Downgraded to LVL 2."
																																																																																								* Loan Application Missing Or Unexecuted (Lvl 2) "The final application is electronically signed on xx/xx/2023 by the borrower two days before the consummation date of xx/xx/2023."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
D0VNY4B8ADI	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Montana	xx	xx	xx	Montana	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	48.069%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of xx in favor of xx.
The combined taxes for 2023 (xx) were paid in the amount of xx on xx/xx/2023.
The combined taxes for 2023 (xx) were due in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.
As per the PH tape data as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2024. The date of the last payment received is not available. The current P&I is xx, and the interest rate is 5.875%. The UPB is xx.	Collections Comments:The current status of the loan is performing.
As per PH tape data as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2024. The UPB is xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
BWR has 6.5 years on the job as xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan Loan Value: 8 Tape Value: 9 |---| -1 |----| -11.11111% Comment: Seller tape shows Age of the loan 9, as per the Note document is 8. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 48.069%   Tape Value: 48.070%   Variance: -0.001%   Variance %: -0.00100%   Comment: Seller tape shows DTI Ratio percent is 48.070% as per the latest document is 48.069%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 78.169%   Tape Value: 78.170%   Variance: -0.001%   Variance %: -0.00100%   Comment: Seller tape shows CLTV Ratio percent is 78.170% as per the latest document is 78.169%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: -5 (Days)   Variance %:    Comment: Seller tape shows Note date is xx/xx/2023 as per the Note document is xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 78.169%   Tape Value: 78.170%   Variance: -0.001%   Variance %: -0.00100%   Comment: Seller tape shows LTV Ratio percent is 78.170% as per the latest document is 78.169%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: Seller tape shows Purchase of Refinance per HUD-1 is change in Rate/ Term, as per the 1003 document is No- cash out. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal is as is but notes and pictures show rear doors are not secured and do not have exterior steps, a safety hazard."
* Property Marketability Issues (Lvl 4) "The tape shows an environmental hazard observed during the appraisal of the subject property. The review of the appraisal report shows that there is a shop used for private use centered on restoring cars, and the area surrounding the shop has scattered debris, car parts, and cars in various stages of repair. XXXX search shows an estimated value of xxK. Current UPB xxK. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is a refinance, originated on xx/xx/2023 and the SOL is 3 years."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged xx exceeds fees threshold of xx Over by +xx.

The below fees were included in the test:

Administration Fee paid by Borrower: xx
 Mortgage Broker Fee paid by Borrower: xx
 Points - Loan Discount Fee paid by Borrower: xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2023 reflects Points - Loan Discount fee at xx. Post CD dated xx/xx/2023 reflects Points - Loan Discount Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance, originated on xx/xx/2023 and the SOL is 3 years."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.

The below fees were included in the test:

Administration Fee paid by Borrower: xx
 Mortgage Broker Fee paid by Borrower: xx
																																																																																							Points - Loan Discount Fee paid by Borrower: xx"	* Property is Manufactured Housing (Lvl 2) "The home is affixed to the land. As per the appraisal report located at "xx" the subject property is a manufactured home. The affidavit of affixation document is located at "xx" reflecting that the home is permanently attached to the land. The VIN/serial number is xx. Also, a manufactured home rider is attached to a recorded mortgage. But Schedule B of FTPOL shows the details of the affixation document as an exception."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
E5FS760ALJH	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.875%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.110%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2024 in the amount of xx with xx.
There is prior judgment active against the borrower in favor of xx in the amount of xx which was recorded on xx/xx/2004.
1st and 2nd half town taxes for 2024 are due in the amount of xx.
No prior year’s delinquent taxes have been found.
As per the review of tape data payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2024. The details of the last payment received are not available. The current P&I is xx and interest rate is 7.875%. The UPB is xx.

Collections Comments:The loan is currently performing. As per the review of tape data payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2024. The UPB is xx.
BWR has been SE for 7 years as an Owner with xx.
Unable to determine current condition and occupancy of the property.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 44.110% Tape Value: 85.024% |---| -40.914% |----| -40.91400% Comment: NA. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: -45 (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2053 Tape Value: xx/xx/2054 Variance: -62 (Days) Variance %: Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 44.11%. Tape shows an income miscalculation as the lender used other income from the sale of a portion of the business that was non-recurring. Revised DTI is 85%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR has 7 years of SE, FICO 752, and xxk equity in the subject."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails ComplianceEase delivery and timing test Revised Loan Estimate#2 dated xx/xx/2023 document tracker is missing and 3 business days were added to get receipt date xx/xx/2023 which less than four business days from consummation date xx/xx/2023.

Loan fails Compliance Ease delivery and timing test for Revised Closing Disclosure dated xx/xx/2023. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2023 which is after the consummation date xx/xx/2023."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed state regulations prohibited fees test due to the inclusion of the below fees charged to the borrower;
 Attorneys Fees - Borrowers Attorney paid by Borrower: xx
HOA - Processing Fee paid by Borrower: xx
Secure Transaction Delivery Fee paid by Seller: xx
Seller Attorney Fee paid by Seller: xx
Title - Transaction Management paid by Borrower: xx
Title Closing Protection Letter (xx) paid by Borrower: xx
																																																																																							Water Bill paid by Seller: xx"			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
ARJ3WVMUOTO	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.990%	360	xx/xx/2023	xx/xx/2023	VA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Not Applicable	PUD	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	43.824%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx with xx.
No active judgments or liens have been found.
All prior year’s taxes have been paid.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2024. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and next due date is xx/xx/2024. The UPB is xx.
BWR has 6 years on the job as xx with xx.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: Yes |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 0.67114%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 102.150%   Tape Value: 100.638%   Variance: 1.512%   Variance %: 1.51200%   Comment: Original CLTV Ratio Percent is 102.150%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 102.150%   Tape Value: 100.638%   Variance: 1.512%   Variance %: 1.51200%   Comment: Original Standard LTV is 102.150%   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2053   Tape Value: xx/xx/2053   Variance: -30 (Days)   Variance %:    Comment: Stated Maturity Date is xx/xx/2053   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject Property is PUD Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The tape shows the subject loan is not eligible for sale to VA as the lender failed to provide an updated appraisal report after the removal of the shed, which caused the property value to decrease from xx to xx and the revised LTV is over 100%. XXXX search shows an estimated value of xx. Current UPB is xx. Subject was last sold in XXXX for xx as REO sale. Elevated for client review and may need BPO and/or second appraisal to clear."	* MI, FHA or MIC missing and required (Lvl 3) "VA guaranty certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
8PYRPTVL125	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.264%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx.
No active liens or judgments have been found against the borrower or subject property.
The annual combined taxes for 2023 were paid in the amount of xx.
The water/sewer taxes are due in the amount of xx.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 7.125%.	Collections Comments:The loan is currently performing and the next due date is xx/xx/2024.
The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
As per the comment dated xx/xx/2023, the subject property was damaged due to hail on xx/xx/2023. The property needs repairs. The loss draft check was received on xx/xx/2023 in the amount of xx. We are unable to determine whether the repairs have been completed or not.
BWR has 6 years on the job as xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: BWR last name is 'XXXX'. Tape Source: Initial Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2052 Tape Value: xx/xx/2053 Variance: -31 (Days) Variance %: Comment: Stated maturity date is xx/xx/2052. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "The loan failed the state regulation for the first lien prohibited fees test.
The following fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
																																																																																							Points - Loan Discount Fee paid by Lender: xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 42.26%. Tape shows qualifying income using the hours worked per week was misrepresented. The revised DTI is 49.05%. Further details not provided. Subject loan originated on xx/xx/2022, and the 3-year SOL is active."		Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NG0NDK0QX1I	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.490%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	46.484%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx in favor of "xx".
No active liens and judgments have been found against borrower and property.
No prior year delinquent taxes have been found.
The first, second and third installments of county taxes for 2023 are due total in the amount of xx.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
BWR has 2.3 years on the job as xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 46.484% Tape Value: 44.342% |---| 2.142% |----| 2.14200% Comment: Seller tape shows DTI Ratio percent is 44.342% as per the latest document is 46.405%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Seller tape shows Property Address Street is XXXX as per the Note document is XXXX.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2053 Tape Value: xx/xx/2053 Variance: -31 (Days) Variance %: Comment: Seller tape shows State maturity date is xx/xx/2053 as per the Note document is xx/xx/2053. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 46.40%. Tape shows an income miscalculation as the lender failed to obtain tax transcripts to verify income. Further details not provided. Lender defect. Subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR has 2.3 years on the job as xx, FICO 765, 0X30 since inception, and xxk equity in the subject. Paystubs and W2 in file."
																																																																																								* Cash out purchase (Lvl 2) "The subject loan is purchase case. Final closing disclosure dated xx/xx/2023 reflects cash to in the amount of xx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
OGZ5RYO0IXR	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nebraska	xx	xx	xx	Nebraska	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.993%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 with the lender xx which was recorded on xx/xx/2023.
No active judgments or liens have been found.
The first and second installments of county taxes for 2023 are due in the amount of xx.

As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The UPB is xx.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.
BWR has 10 years on the job as xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 49.993% Tape Value: 49.986% |---| 0.007% |----| 0.00700% Comment: As per 1008, calculated DTI is 49.993%. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2023   Variance: 151 (Days)   Variance %:    Comment: Last payment received date is xx/xx/2024.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.87500%   Tape Value: 6.88000%   Variance: -0.00500%   Variance %: -0.00500%   Comment: Original stated rate is 6.875%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2053 Tape Value: xx/xx/2026 Variance: 10015 (Days) Variance %: Comment: Stated maturity date is xx/xx/2053. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "As per Appraisal report dated xx/xx/2023, the subject is in rural location and surrounded by agricultural land. Photos in photo addendum of appraisal shows subject not complete. Updated 1004D is missing from the loan file. Final CD does not reflect any holdback."	* Compliance Testing (Lvl 3) "The loan failed settlement services provider list date test due to the SSPL issued on xx/xx/2023, which is more than 3 business days from initial application date of xx/xx/2023."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan closed within 6 months and does not meet the seasoning period requirement. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
2G1VSKB6B8X	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First		$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360		xx/xx/2023	xx/xx/2023		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%			Not Applicable	PUD	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	xx	45.538%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX
As per review of the latest updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 in the amount of xx in the favor of xx for xx, Inc which was recorded on xx/xx/2023.
No active liens and judgments have been found against the borrower and the property.
Annual county taxes for 2023 have been paid in the total amount of xx.
No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 7.250%. The current UPB is xx.	Collections Comments:The loan is currently performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 7.250%. The current UPB is xx.
No information has been found regarding the forbearance plan.
BWR#1 has 15 years on the job as xx with xx. Also, worked at xx as a xx.
BWR#2 has 30 years on the job as xx with xx.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower last name XXXX Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: MI is required.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx/xx/2053 Tape Value: xx/xx/2053 Variance: -31 (Days) Variance %: Comment: Stated maturity date xx/xx/2053. Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45.53%. Tape shows BWR misrepresented the rental income of the departure residence as the tenant never moved into the home and BWR has sold the departure residence after closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
Y03UV3S6IP6	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.375%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	33.169%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of xx in favor of xx.
The county taxes for 2022 (xx) are paid off in the total amount of xx.
The water sewer taxes for 2024 are due in the amount of xx, which are payable through xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The monthly P&I is xx with an interest rate of 7.375%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current foreclosure proceedings.
BWR has 4.08 years on the job as xx with xx.
As per tape data, the property occupancy is stated as owner-occupied.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is xx. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Tape, file and appraisal show subject in need of repair. Appraisal xx/xx/2023 as is but there is need of repair to garage roof, interior flooring, windows and interior painting. Appraisal notes xx in damage but overall need does not appear to be addressed. Elevated for client review."				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
UUDRS30L6DK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	xx	43.353%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of xx in favor of xx.
The combined taxes for 2024 are due in the total amount of xx.
The school taxes for 2024 (xx) are due in the total amount of xx.
The annual combined taxes for 2023 are paid in the amount of xx.
The annual school taxes for 2023 are paid in the amount of xx.
No prior year’s delinquent taxes have been found.
As per the PH tape data as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2024. The date of the last payment received is not available. The current P&I is xx with an interest rate of 6.25%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
As per PH tape data as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current foreclosure proceedings.
Borrower 1 has 5.08 years on the job as xx, HR operations with xx.
Borrower 2 has 3.58 years on the job as xx with xx, NFP.
No information has been found related to damage or repairs.
As per tape data, the property occupancy is stated as owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 3 Tape Value: 4 |---| -1 |----| -25.00000% Comment: Tape data shows age of loan is 4. Actual data shows age of loan is 3. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: Investor   Variance:    Variance %:    Comment: Tape data shows occupancy at origination is Investor. Actual data shows occupancy at origination is Primary.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: -61 (Days)   Variance %:    Comment: Tape data shows appraisal date is xx/xx/2023. Actual data shows appraisal date is xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2053 Tape Value: xx/xx/2053 Variance: -31 (Days) Variance %: Comment: Tape data shows stated maturity date is xx/xx/2053. Actual data shows maturity date is xx/xx/2053. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the lender failed to follow the prior-to-close directions from the State of New York Mortgage Agency (xx) on documenting letter of explanations for large deposits and consider them as supporting income. LOX states deposit was wedding gift and not included in state program qualification. Further details not provided."
* Property type is inconsistent with the tape (Lvl 3) "The subject property type is single family and tape shows blank which is inconsistent."	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final CD as xx. Calculated finance charge is xx for an under disclosed amount of -xx. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is purchase case, originated on xx/xx/2023 and the 1 year SOL is active.
																																																																																								xx/xx/2026: SOL expired on xx/xx/2024. Downgrade to level 2."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
EER4GIV9N5G	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.910%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx with xx.
No active judgments or liens have been found.
All prior year’s taxes have been paid.
No prior year’s delinquent taxes have been found.
As per the review of tape data payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2024. The details of last payment received are not available. The current P&I is xx and interest rate is 6.500%. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of tape data payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2024. The UPB is xx.
Unable to determine current condition and occupancy of the property.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
BWR has 3 years on the job as xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 9 Tape Value: 10 |---| -1 |----| -10.00000% Comment: Seller tape shows Age of the loan 10, as per the Note document is 9. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Seller tape shows Borrower Last Name is XXXX as per the Note document is XXXX .   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Seller tape shows MI Company is other, as per the MI document is Arch.   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: Investor   Variance:    Variance %:    Comment: Seller tape shows Occupancy at origination is Investor, as per the 1003 document is Primary.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: -48 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2053 Tape Value: xx/xx/2053 Variance: -30 (Days) Variance %: Comment: Seller tape shows State maturity date is xx/xx/2053 as per the Note document is xx/xx/2053. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "The tape shows the subject condo project does not meet FNMA guidelines requirements. The review of the condo questionnaire and appraisal report do not reflect any damage or repair. Further details not provided. A XXXX search shows an estimated value of xxK. Current UPB xxK."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
HJR6DH4D4FT	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Mobile Home	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	23.362%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx in favor of "xx".
No active judgments or liens have been found.
The second installment of county taxes for 2023 is due in the amount of xx on xx/xx/2024
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 3.625% which was applied for the due date of xx/xx/2024. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx with an interest rate of 3.625% which was applied for the due date of xx/xx/2024. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
The loan was originated on xx/xx/2021. The Covid-19 attestation is available at "xx".
BWR receives retirement income.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	Field: Age of Loan Loan Value: 25 Tape Value: 28 |---| -3 |----| -10.71428% Comment: Age of loan is 25. Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $-40500.00   Variance %: -16.83991%   Comment: Original appraised value is xx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2021   Variance: 42 (Days)   Variance %:    Comment: Original note document date is xx/xx/2021.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Mobile Home Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property is Mobile Home (Lvl 3)     "As per the appraisal report located at "xx", the subject property type is "xx". As per the UT report dated xx/xx/2024, the tax report shows subject property type is "xx". The ALTA-7 endorsement is not attached with the final title policy. VIN# is not available in the legal description of recorded mortgage. The manufactured home rider and affidavit of affixation document are missing from the loan file and UT. Unable to confirm whether the home has been affixed to the land.
Title policy shows affidavit of affixation was recorded on xx/xx/2097  via recording number xx. Downgrading to LVL3 and requesting copy of affidavit from seller for our records."
* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 reflects Appraisal Fee at xx. Final CD dated xx/xx/2021 reflects Appraisal Fee at xx. This is an increase in fee of xx for charges that cannot increase. Subject loan is a purchase, originated on xx/xx/2021 and the SOL is 1-year has expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
ZZKGOEDNGX3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.990%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2023	xx	Secondary	Yes	Yes	No	xx	xx	30.196%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx with xx.
No active judgments or liens have been found.
2nd half county taxes for 2023/2024 are due on xx/xx/2024 in the amount of xx.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current P&I is xx and PITI is xx. The UPB is xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and next due date is xx/xx/2024. The UPB is xx.
BWR and BWR2 receive retirement income.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 9 Tape Value: 12 |---| -3 |----| -25.00000% Comment: Tape data shows age of loan is 12. Actual data shows age of loan is 9. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 30.196%   Tape Value: 30.127%   Variance: 0.069%   Variance %: 0.06900%   Comment: Tape data shows borrower DTI ratio is 30.127%. Actual data shows borrower DTI ratio is 30.196%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $-3200.00   Variance %: -1.74672%   Comment: Tape data shows appraised value is xx. Actual data shows appraised value is xx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: 29 (Days)   Variance %:    Comment: Tape data shows original note date is xx/xx/2023. Actual data shows original note date is xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Single Family Variance: Variance %: Comment: Tape data shows property type is single family. Actual data shows property type is single Manufactured housing. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."
																																																																																							* Property is Manufactured Housing (Lvl 3) "Home is affixed. As per the tax report located at "xx", subject property type is manufactured home. As per the affidavit of affixation located at "xx" the home is permanently affixed with the VIN# xx. Final title policy schedule B shows exception for affidavit of affixation."			Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
RLGFQZRMX9J	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	40.621%	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 with the lender xx which was recorded on xx/xx/2022. There is one junior mortgage against the subject property originated on xx/xx/2022 in favor of xx in the amount of xx, which was recorded on xx/xx/2022. Annual combined taxes for 2023 are paid in the amount of xx.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The UPB is xx.
BWR has 23.6 years on the job as xx with xx. BWR2 has 1.58 years on the job as xx with xx.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
The appraisal report reflects as-is conditions. The photo addendum and improvement section show damaged fascia, wood rot at siding, damaged window trim, and damaged door trim. As per the supplemental addendum located at "xx", the estimated cost to cure is xx. The updated 1004D/Completion report is missing from the loan file. CCs do not show damage.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 11 Tape Value: 14 |---| -3 |----| -21.42857% Comment: As per note doc age of loan is 11; seller tape shows age of loan is 14. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: -334 (Days)   Variance %:    Comment: As per note doc interest paid through date is xx/xx/2023; seller tape shows interest paid through date is xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: 25.000%   Tape Value: 20.000%   Variance: 5.000%   Variance %: 5.00000%   Comment: As per MI cert MI coverage amount is 25.000%; seller tape shows MI coverage amount is 20.000%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2022   Variance: 16 (Days)   Variance %:    Comment: As per note doc note date is xx/xx/2022; seller tape shows original note date is xx/xx/2022.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2053   Tape Value: xx/xx/2053   Variance: -31 (Days)   Variance %:    Comment: As per note doc stated maturity date is xx/xx/2053; seller tape shows stated maturity date is xx/xx/2053.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Single Family Tape Value: Low Rise Condo (1-4 Stories) Variance: Variance %: Comment: As per appraisal subject property type is single family; seller tape shows subject property type is low rise condo. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report reflect as is conditions. The photos addendum and improvement section shows damage fascia, wood rot at siding, windows trim and damage door trim. Estimate cost to cure is available at Pg#80 with amount of xx. Updated 1004D/Completion report is missing from the loan file and final CD does not reflect escrow holdback amount."	* Compliance Testing (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged xx exceeds fees threshold of xx over by +xx.

The below fees were included in the test:

Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx"
* Loan does not conform to program guidelines (Lvl 3) "The tape shows points and fees on the subject loan exceeded the 3% threshold by 0.1623% and Fannie Mae does not allow for this to be cured post-close. Infinity CE results also GSE Fannie Mae QM points and fees limit."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 7.971% exceeds APR threshold of 7.870% over by +0.101%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.

The below fees were included in the test:

Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx

Downgraded the exception as SOL has been expired. xx/xx/2024."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 7.990% exceeds APR threshold of 7.870% over by +0.120%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$5,500.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
N9VSZ79PMJU	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$1,046.69	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	40.546%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of xx in favor of xx for xx.
There is a prior real estate tax lien on the subject property in favor of xx. Scott, tax collector of Shasta County, State of California in the amount of xx which was recorded on xx/xx/2020.
The 1st installment of county tax for 2023 was paid in the total amount of xx on xx/xx/2023.
The 2nd installment of county taxes for xx are due in the total amount of xx on different dates.
The 1st installment supplemental bills for 2022 and 1st installment supplemental bills for 2023 in the amount of xx are good through xx/xx/2024.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.
The reason for default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per seller tape data, the property is owner-occupied.
BWR has 7.33 years on the job as xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 7 Tape Value: 10 |---| -3 |----| -30.00000% Comment: Age of loan is 7. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: -214 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: 16 (Days)   Variance %:    Comment: Original note doc date is xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2053   Tape Value: xx/xx/2053   Variance: -31 (Days)   Variance %:    Comment: Stated maturity date is xx/xx/2053.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Single Family Tape Value: Low Rise Condo (1-4 Stories) Variance: Variance %: Comment: Subject property type is single family. Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "The tape shows that the source of the xx deposit made on xx/xx/2023 is not available in the loan documents. Further details not provided. Total assets available in LP, i.e. xxK, satisfy the cash to close requirement of xxK."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 41%. Tape shows BWR started to receive increased adult foster care income from the state and excluding rental income that was not supported, the revised DTI is 46.5%. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR has 7 years on the job as xx, FICO 696, 0x30 since inception, and xxK equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
YHS6ZFGW5C3	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$938.40	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.577%	360	xx/xx/2023	xx/xx/2023	VA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	xx/xx/2023	xx	Primary	No	Not Applicable	Unavailable	xx	Not Applicable	58.420%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx/xx/2023, which recorded on xx/xx/2023 with instrument# xx in the amount of xx in favor of xx for xx.
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The 1st installment of county taxes for 2023 was paid in the amount of xx on xx/xx/2023.
The 2nd installment of county taxes for 2023 is due in the total amount of xx on xx/xx/2024.
The 1st and 2nd installments of county taxes for 2022 are delinquent in the total amount of xx, which were due on xx/xx/2022 and xx/xx/2023 and good through xx/xx/2024.	As per review of the payment history as of xx/xx/2024, the loan is performing. The last payment was received in the amount of xx on xx/xx/2024 which was applied for the due date of xx/xx/2024. The next due date is xx/xx/2024. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 5.577%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history as of xx/xx/2024, the loan is performing. The last payment was received in the amount of xx on xx/xx/2024. Current UPB as of date reflected in the provided payment history is xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
The details on foreclosure and bankruptcy are not provided.
BWR receives SSI, or retirement income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Flood Certificate Initial 1003_Application Missing Dicsloures Missing Initial Closing Disclosure Mortgage Insurance	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report addendum photo is black and white and not clearly visible."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete due to initial CD is missing from loan documents. Subject loan is purchase case, originated on xx/xx/2023 and the SOL is 1 year."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the subject loan is uninsured as delivery of the insurance certificate was late. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "VA guaranty certificate is missing from the loan documents."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Home loan toolkit is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Settlement services provider list is missing from the loan documents."	* Cash out purchase (Lvl 2) "Subject loan is purchase case. Final closing disclosure dated xx/xx/2023 reflects cash to in the amount of xx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
AWK5D5GSPH6	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.375%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	15.197%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx in favor of "xx".

No active liens and judgments have been found against borrower and property.
No prior year delinquent taxes have been found.
According to the payment history on the seller’s tape dated xx/xx/2024, the borrower is current with the loan. Unable to determine the last payment received date. The next due date for payment is xx/xx/2024. The P&I is xx. The UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history on the seller’s tape dated xx/xx/2024, the borrower is current with the loan. Unable to determine the last payment received date. The next due date for payment is xx/xx/2024. The P&I is xx. The UPB is xx.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
BWR has 4.08 years on the job as xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 15.197% Tape Value: 15.200% |---| -0.003% |----| -0.00300% Comment: Seller tape shows DTI Ratio percent is 15.200% as per the latest document is 15.197%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The following fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2023 does not reflect credit report fee. Final CD dated xx/xx/2023 reflects credit report fee at xx.
Loan estimate dated xx/xx/2023 does not reflect flood certification - single charge or life of loan. Final CD dated xx/xx/2023 reflects flood certification - single charge or life of loan at xx. This is a cumulative increase of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2023 and the SOL is 1 year."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows BWR lost job prior to lender selling the loan. BWR had 4 years on that last job in info technology. No mention of BWR not employed at closing. No ATR impact."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
G3P52WF4YPK	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	Mississippi	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	240	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	38.133%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
No active judgments or liens have been found.
The annual installments of combined taxes for 2023 have been paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower has been delinquent for 3 months and the next due date is xx/xx/2023. The last payment was received on 12/012023 in the amount of xx, which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the loan is in collection.
According to payment history as of xx/xx/2024, the borrower has been delinquent for 3 months and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the seller’s tape data, the borrower was approved for Covid-19 deferral plan from xx/xx/2023 to xx/xx/2024.
The photo addendum attached with the appraisal report dated xx/xx/2021 reflects some wood rot on the corner of the rear door. Also, observe the split level of the master bedroom and bathroom. The appraisal report does not reflect the cost to complete the repair. No details have been found regarding the completion of the repairs. CCs do not show damages.
As per the comment dated xx/xx/2024, the subject property is occupied.
As per the comment dated xx/xx/2023, the borrower intends to keep the subject property.
As per the comment dated xx/xx/2023, the servicer provided a trial plan, which will begin on xx/xx/2023, with a monthly amount of xx.
As per the comment dated xx/xx/2023, the borrower was approved for modification.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 0.33 years on job as xx.
Seller's response received as "xx"
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure	Field: Age of Loan Loan Value: 20 Tape Value: 23 |---| -3 |----| -13.04347% Comment: Age of loan is 20. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, 60-119 Days   Tape Value: Collections, >= 120 Days   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: -184 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Original Rate   Loan Value: Not Applicable   Tape Value: 3.250%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 35.433%   Tape Value: 35.430%   Variance: 0.003%   Variance %: 0.00300%   Comment: Collateral Value used for Underwriting: xx. Amount of Secondary Lien(s): xx. Loan Amount: xx. CLTV 35.433%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 35.433%   Tape Value: 35.430%   Variance: 0.003%   Variance %: 0.00300%   Comment: Collateral Value used for Underwriting: xx. Amount of Secondary Lien(s): xx. Loan Amount: xx. LTV 35.433%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 333212333333210432100000 Tape Value: 1233333321133 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is as is, but the photo addendum reflects some wood rot on the corner of the rear door. The appraisal report does not reflect the cost to complete the repair. 1004D is missing from the loan document, and the final CD does not reflect the escrow holdback."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Issue with the Initial CD (Closing Disclosure) (Lvl 3)     "Initial CD dated xx/xx/2021 does not reflect settlement agent information."
* Revised Loan Estimate is missing (Lvl 3)     "Revised LE dated xx/xx/2021 is missing from the loan documents."
* ROR not hand dated by borrower(s) (Lvl 3) "ROR is not hand-dated by the borrower."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 38%. The tape shows the lender miscalculated commission income. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL is active. BWR has 4 months on the job in retail sales, FICO 637, xxK equity in the subject.

																																																																																								Downgraded to LVL2 because loan is current and SOL expires in 2024."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
GUIHPO8Q6VE	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	46.922%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx".
No active judgments or liens were found.
The annual installments of combined taxes for 2023 were paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of PITI xx which was applied for the due date of xx/xx/2024. The current P&I is xx and the rate of interest is 5.375%. The current UPB is xx.	Collections Comments:The latest collection comments are missing from the loan file. The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2024. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file.
BWR has 18.50 years on the job as xx at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 46.922% Tape Value: 47.000% |---| -0.078% |----| -0.07800% Comment: AS per 1008 and DU borrower DTI ratio is 46.922% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 31.22818%   Comment: Appraisal report shows original appraisal value is xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property address street is XXXX.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 0.16782%   Comment: Sales price (HUD-1 line 101) is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2052   Tape Value: xx/xx/2052   Variance: -62 (Days)   Variance %:    Comment: As per note stated maturity date xx/xx/2052.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type is PUD. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 46.92%. Tape shows BWR was not employed at xx as a xx. Further details not provided. BWR defect. Subject loan originated on xx/xx/2022, and the 3-year SOL is active."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.922%, as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is approve/eligible with a DTI of 46.92%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
9ZYD1ORGIIU	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	No	Yes	Not Applicable	First	$3,278.67	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.990%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	39.544%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx/xx/2023, which recorded on xx/xx/2023 with instrument# xx in the amount of xx in favor of xx for xx.
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The 2023 county annual taxes have been delinquent in the amount of xx, which was due on xx/xx/2024 and good through xx/xx/2024.	As per review of the payment history as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023 which was applied for the due date of xx/xx/2023. The next due date is xx/xx/2024. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 6.990%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history as of xx/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx/xx/2023. Current UPB as of date reflected in the provided payment history is xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
The details on foreclosure and bankruptcy are not provided.
BWR has 0.41 years on the job as xx with xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable			3: Curable		* Property Marketability Issues (Lvl 3) "The tape shows the subject condo project is non-warrantable as it has not been reviewed by FNMA. The review of the appraisal report does not reflect any damage or repairs. Further details not provided. A XXXX search shows an estimated value of xxK. Current UPB xxK. Pictures shows nice suburban SF type condo community."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
IOEBZBKK89S	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2017	xx/xx/2017	VA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Unavailable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	41.752%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	xx	3.625%	xx	xx/xx/2021	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2017 and recorded on xx/xx/2017 in the amount of xx with xx
There are three prior state tax liens active against the borrower in favor of xx in the amount of xx. All were recorded on different dates.
There are five state tax liens active against the borrower in favor of xx in the amount of xx. All were recorded on different dates.
1st half combined taxes for 2023 were due on xx/xx/2024 in the amount of xx.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current P&I is xx and PITI is xx. The UPB is xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and next due date is xx/xx/2024. The UPB is xx.
No damages have been reported.
No details related to the bankruptcy have been found.
Borrower has 4.17 years on the job with xx.
Unable to determine current condition and occupancy of the property.

Foreclosure Comments:The foreclosure was initiated in 2020 with the loan. The Lis Pendens located at "xx"
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx/xx/2021. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 3.625% beginning on xx/xx/2021 with a maturity date of xx/xx/2051. The deferred balance amount is xx and interest bearing is xx.

Credit Report
Flood Certificate
Hazard Insurance
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Mortgage Insurance
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Deferred Principal (Modification) per Payment History Loan Value: xx Tape Value: xx |---| $-36300.00 |----| -100.00000% Comment: NA. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2017   Tape Value: xx/xx/2021   Variance: -1278 (Days)   Variance %:    Comment: As per note first payment date is xx/xx/2017 but tape shows xx/xx/2021.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 102.150%   Tape Value: 101.810%   Variance: 0.340%   Variance %: 0.34000%   Comment: Collateral value used for underwriting: xx Amount of secondary lien(s): xx Loan amount: xx LTV/CLTV = 102.150%.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 6.46969%   Comment: Original stated P&I amount is xx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 3.87500%   Tape Value: 3.62500%   Variance: 0.25000%   Variance %: 0.25000%   Comment: As per note interest rate is 3.875% but tape shows 3.625%.   Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History Loan Value: xx Tape Value: xx Variance: xx Variance %: 12.71716% Comment: NA Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Cash out purchase (Lvl 2) "Subject loan is a purchase. Final CD reflects cash to in the amount of xx."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance is incomplete due to initial LE and initial CD is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2017 and the SOL is 1-year has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling organization disclosure is missing from loan documents"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from loan documents."
* MI, FHA or MIC missing and required (Lvl 2)     "VA loan guaranty certificate is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan documents. XXXX search shows an estimated value of xxk. Current UPB is xxk. Elevated for client review."
* Missing credit report (Lvl 2)     "Credit report is missing from loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS report is missing from the documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance certificate is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from loan documents.

Home loan toolkit is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "VA loan summary sheet is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ST35PEHFCMF	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Secondary	Yes	Yes	No	xx	Not Applicable	49.492%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2022 in the amount of xx with the lender, xx which was recorded on xx/xx/2022.
There are two IRS liens against "xx" in the amount of xx in favor of the xx which were recorded on xx/xx/2019 and xx/xx/2022. The defendant'xx's middle name and property address.
Tax details are not available.
According to the payment history as of xx/xx/2024, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of PITI xx which was applied for the due date of xx/xx/2024. The current P&I is xx and the rate of interest is 6.625%. The current UPB is xx.	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2024. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. CCs do not show any damage.
BWR has been SE for 5 years at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 49.492% Tape Value: 63.840% |---| -14.348% |----| -14.34800% Comment: AS per final 1008 and DU borrower DTI is 49.492% Tape Source: Initial Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2053   Tape Value: xx/xx/2053   Variance: -31 (Days)   Variance %:    Comment: AS per note stated maturity date is xx/xx/2053.   Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History Loan Value: xx Tape Value: xx Variance: xx Variance %: 0.00137% Comment: The UPB per PH is xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed PA License Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "The loan has an interest rate of 6.625% that does not conform to the requirements for the lender's license type in the state where the property is located."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 49.49%. Tape shows undisclosed auto loan debt with a monthly payment of xx. The revised DTI is 63.84%. BWR has a part-time income of xxK per year, and BWR2 has a xxK annual income, which the lender could not use due to poor credit. Further details not provided. BWR defect. Subject loan originated on xx/xx/2022 and the 3-year SOL is active."		Moderate	Not Covered	Pass	Pass	Not Covered	Fail	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
0WJEXM56OWL	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2023	xx	Investor	Yes	Yes	No	xx	Not Applicable	44.892%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx in favor of xx for xx
No active judgments or liens were found.
The tax details are not available.
According to the payment history as of xx/xx/2024, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of PITI xx which was applied for the due date of xx/xx/2024. The current P&I is xx and the rate of interest is 6.625%. The current UPB is xx.	Collections Comments:According to the review of the collection comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2024. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the latest servicing comments. No comment pertaining to the damage to the subject property has been observed.
BWR has been SE for 13 years at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	Field: Borrower DTI Ratio Percent Loan Value: 44.892% Tape Value: 35.052% |---| 9.840% |----| 9.84000% Comment: Seller tape shows DTI Ratio percent is 35.052% as per the latest document is 44.892%. Tape Source: Initial Tape Type:
Field: Borrower Last Name Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Seller tape shows Borrower Last Name is XXXX as per the Note document is XXXX. Tape Source: Initial Tape Type:	3: Curable	* Missing Initial 1003_Application (Lvl 3) "Initial application signed by the loan originator is missing from the loan documents."
* Mortgage Riders incomplete / inaccurate (Lvl 3) "GA waiver of borrower rights rider is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan is a NOO and was approved at 38.63%. Tape shows an undisclosed monthly debt of xx with xx. Revised DTI is 69.63%. Further details not provided. BWR defect. Subject loan originated on xx/xx/2023, and the 3-year SOL is active."
																																																																																								* Cash out purchase (Lvl 2) "Subject loan is purchase case. Final CD dated xx/xx/2023 reflects cash to in the amount of xx."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
B3D24A974AM	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	49.679%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of xx.
No active liens and judgments have been found against borrower and property.
No prior year delinquent taxes have been found.
The second installment of county taxes for 2023 is due in the amount of xx.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
As per comment dated xx/xx/2024, the subject property is vacant.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
BWR has 0.83 years on the job as xx with xx. Also receives SSI. BWR2 receives SSI income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 13 Tape Value: 15 |---| -2 |----| -13.33333% Comment: Age of loan is 13. Tape Source: Initial Tape Type:
Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows that the appraised value of the subject is not supported due to the use of inappropriate comparable sales. The review of the appraisal report shows that the comps selected are dissimilar in terms of quality of construction, age, property condition, GLA, property upgrades, and additional amenities. Comp #3 with a sales price of xxK, is closest to the subject property, valued at xxK. XXXX search shows an estimated value of xxK. Current UPB is xxK. Elevated for client review."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Administration Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

Downgraded the exception as SOL has been expired. xx/xx/2024."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2022 reflects Points - Loan Discount Fee at xx. Final CD dated xx/xx/2022 reflects Points - Loan Discount Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2022 and the 1-year SOL is expired.

Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx/xx/2022 reflects Recording fee at xx. CD dated xx/xx/2022 reflects Recording fee at xx. This is an increase in fee of +xx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Administration Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx.

																																																																																								Downgraded the exception as SOL has been expired. xx/xx/2024."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
G5LJ5J70IOE	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.875%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	xx	48.683%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of xx in favor of xx for 'xx'.
No active judgments or liens were found.
The combined taxes for 2023 (xx) were paid in the total amount of xx on xx/xx/2023 and xx/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The P&I is xx with an interest rate of 7.875%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
As per the tape data, the subject property is owner-occupied.
BWR has 10.41 years on the job as xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	Field: Age of Loan Loan Value: 0 Tape Value: 2 |---| -2 |----| -100.00000% Comment: Age of loan is 0 Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Borrower middle name Butt   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 48.683%   Tape Value: 48.031%   Variance: 0.652%   Variance %: 0.65200%   Comment: Borrower DTI ratio percent 46.682%   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: XXXX   Variance:    Variance %:    Comment: Borrower first name Butt   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 75.000%   Tape Value: 73.652%   Variance: 1.348%   Variance %: 1.34800%   Comment: Original CLTV ration percent 75.000%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 75.000%   Tape Value: 73.652%   Variance: 1.348%   Variance %: 1.34800%   Comment: Original Standard LTV 75.000%   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property PUD Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TRID initial loan estimate date and initial closing disclosure date validation test as the revised LE dated xx/xx/2023 and initial CD dated xx/xx/2023 were received on the same date."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the revised loan estimate delivery date test as the revised loan estimate delivery date of xx/xx/2023 is less than seven business days before the consummation date of xx/xx/2023."
* LE/CD Issue date test Fail (Lvl 3)     "Tape shows the subject is non-QM and is not salable due to the LE and CD sent on the same day. This loan failed the TRID initial loan estimate date and initial closing disclosure date validation test as the revised LE dated xx/xx/2023 and initial CD dated xx/xx/2023 were delivered on the same date."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
6I9J6BIV5UL	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	xx/xx/2022	xx/xx/2022	VA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	51.205%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 in the amount of xx with the lender, xx which was recorded on xx/xx/2022.
No active liens or judgments have been found.
The county taxes for 2023 (xx) are paid in the amount of xx.
The county taxes for 2023 (xx) are due in the amount of xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx and was applied to the due date of xx/xx/2024. The monthly P&I is xx, and the interest rate is 5.375%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx.
No information has been found related to damage or repairs.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
BWR2 has 2 years on the job as xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock Mortgage Insurance	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 102.300%   Tape Value: 100.000%   Variance: 2.300%   Variance %: 2.30000%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 102.300%   Tape Value: 100.000%   Variance: 2.300%   Variance %: 2.30000%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2052 Tape Value: xx/xx/2052 Variance: -61 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows not agency eligible, loan is uninsured. Borrower was discharged the day after the COE was issued, and the loan team missed it. The borrower did not meet eligibility requirements regarding length of service, so the VA would not make an exception to insure."
* MI, FHA or MIC missing and required (Lvl 3)     "VA loan guaranty certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application signed by the loan originator is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 51.20% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 51.20%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
JMWAWPYCQU2	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Vermont	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	36.896%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of xx with xx.
No active judgments or liens have been found.
All prior year’s taxes have been paid.
No prior year’s delinquent taxes have been found.

The loan was originated on xx/xx/2024 and first payment date is xx/xx/2024.
As per the review of tape data payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2024. The current P&I is xx and interest rate is 6.625%. The UPB is xx.
Collections Comments:The loan is currently performing. As per the review of tape data payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2024. The UPB is xx.
Appraisal report is as is, but a review of the appraisal report shows that the property needs significant repairs to the chimney stack, the deck floor board should be replaced, and the water line is running from the exterior to inside the home. Also, the roof is nearing the end of its life and needs to be inspected by a professional. An estimated cost of repair is not available. Further details not provided.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
BWR has 7.41 years on the job as xx with xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 1.17302%   Comment: Original appraised value is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2054 Tape Value: xx/xx/2054 Variance: -28 (Days) Variance %: Comment: Stated maturity date is xx/xx/2054. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report is as is, but a review of the appraisal report shows that the property needs significant repairs to the chimney stack, the deck floor board should be replaced, and the water line is running from the exterior to inside the home. Also, the roof is nearing the end of its life and needs to be inspected by a professional. 1004D report addressing these issues is missing from the loan documents. The final CD reflects the escrow holdback in the amount of xx. Elevated for client review."
* Loan has escrow holdback. No proof it was released (Lvl 4) "Final CD dated xx/xx/2024 reflects escrow holdback in the amount of xx. Proof for release of escrow holdback is missing from the loan documents."	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed the state regulations for the vermont mortgage lender license prohibited fees test.
The following fees were included in the test:
Loan Origination Fee paid by Seller: xx
Points - Loan Discount Fee paid by Seller: xx
Property Tax paid by Seller: xx
Real Estate Commission paid by Seller: xx
Settlement or Closing Fee paid by Seller: xx."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows that the appraised value of the subject is not supported due to the use of inappropriate comparable sales. The review of the appraisal report shows that the comps selected are dissimilar in terms of lot size, GLA, property condition, room count, property upgrades, and additional amenities. Comp #1 with a sales price of xxK, is closest to the subject property, valued at xxK. A XXXX search shows an estimated value of xxK. Current UPB is xxK."			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
IC7FKFJ5IXT	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	33.536%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of xx in favor of "xx".
No active judgments or liens were found.
The taxes are to follow.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 6.38%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
BWR has 2 years on the job as xx with xx.
BWR2 has 16 years on the job as xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 33.536% Tape Value: 65.000% |---| -31.464% |----| -31.46400% Comment: As per final 1003 & DU DTI ratio percent is 33.536%; seller tape shows DTI ratio percent is 65.000%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Subject Property Detached/Attached Loan Value: Detached Tape Value: Attached Variance: Variance %: Comment: As per appraisal subject property is detached; seller tape shows subject property is attached. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 33.53%. The tape shows BWR was unemployed at the time of closing. The revised DTI is 65.31%. BWR defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active."
																																																																																								* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Pennsylvania license validation test. The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
O2AK3X900CG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Wyoming	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Investor	Yes	Yes	No	xx	xx	44.301%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
No active judgments or liens have been found.
The first installment of county taxes for 2023 has been paid in the amount of xx.
The second installment of county taxes for 2023 is due on xx/xx/2024 in the amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 7.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
The seller’s tape shows the back porch has no railing on the stairs. CCs do not show damages.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR and BWR1 have been SE for 4.91 years at xx.
The loan was originated on xx/xx/2022, and the COVID-19 attestation is located at "xx"
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows the business assets of xxK were submitted towards closing without a CPA letter approving the use of business assets for closing. Excluding the assets submitted creates an asset shortfall of xxK. BWR has been 0X30 since inception xx/xx/2022. Further details not provided."
* Loan does not conform to program guidelines (Lvl 3) "The subject loan is NOO. The tape shows the BWR selecting "yes" in Section D of the declarations on the initial application, suggesting the BWR may be applying for another mortgage loan on another property that is not disclosed on the loan application. BWR selected "no," answering the same question in the final application. Further details not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved as a NOO at 44%. The tape shows the lender failed to document the YTD earnings for BWR2 SE business income. Also, the lender failed to document verification of the current existence of the business. Further details were not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active. BWR has been SE for more than 4 years, FICO 796, 0X30 since inception, and xxK equity in the subject, 71% LTV.

																																																																																								Downgraded to level 2 as this is investment loan and QM/ATR exempts in investment."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
SYDYKH0865I	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.375%	360	xx/xx/2023	xx/xx/2023	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	xx	56.024%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx with xx.
No active judgments or liens have been found.
All prior year’s taxes have been paid.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and next due date is xx/xx/2024. The UPB is xx.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
BWR starts working at xx as a xx.  Also, BWR receives SSI. BWR has prior employment of 3 years on the job as xx with xx.
BWR2 receives SSI.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 56.024% Tape Value: 56.961% |---| -0.937% |----| -0.93700% Comment: Borrower DTI Ratio percent is 56.024% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is N/A   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L Require MI is N/A   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 1.75000%   Comment: Original Balance is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 91.575%   Tape Value: 90.000%   Variance: 1.575%   Variance %: 1.57500%   Comment: Original CLTV Ratio percent 91.575%   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: -2 (Days)   Variance %:    Comment: Original Note Doc Date is xx/xx/2023   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 91.575% Tape Value: 90.000% Variance: 1.575% Variance %: 1.57500% Comment: Original Standard LTV is 91.575% Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 56.02%. Tape shows the lender failed to document the SSA letter supporting the SSI used for qualification. Revised DTI is 56.96%. Further details not provided. Lender defect. Subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR is on SSI, FICO 743, 0X30 since inception, and xxk equity in the subject."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged of xx exceeds fees threshold of xx over by +xx.
The following fees were included in the test:
Application Fee paid by Borrower: xx
Appraisal Review Fee paid by Borrower: xx
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Vaildation Services Fee paid by Borrower: xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged of xx exceeds fees threshold of xx over by +xx.
The following fees were included in the test:
Application Fee paid by Borrower: xx
Appraisal Review Fee paid by Borrower: xx
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Vaildation Services Fee paid by Borrower: xx"
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the credit report used was more than 120 days older at closing. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Rebuttable Presumption - defined by loan findings (Lvl 3)     "The loan failed the FHA QM rebuttable presumption test due to fees charged of xx exceeds fees threshold of xx over by +xx.
The following fees were included in the test:
Application Fee paid by Borrower: xx
Appraisal Review Fee paid by Borrower: xx
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
																																																																																							Vaildation Services Fee paid by Borrower: xx"	* Compliance Testing (Lvl 2) "Loan failed FHA QM safe harbor threshold test due to APR calculated at 8.309% exceeds APR threshold of 9.417% variance by -1.108%. The HPML disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
YK90SLVSE7K	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.125%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2023	xx	Investor	Yes	Yes	No	xx	Not Applicable	49.715%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx with xx.
No active judgments or liens have been found.
The annual installments of county taxes for 2023 have been paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 8.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 6 months on the job as xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Collections - Current Servicer Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 25.45967%   Comment: Updated as per AUS and final application.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 0000 Tape Value: 100000000011 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* DSCR is less than 1.00 (Lvl 3) "Net operating income is xx, annual payments are xx, and their debt service cover ratio (xx) is 0.50, which is less than 1.00."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan is NOO and was approved at 49.71%. Tape shows BWR was not employed at closing. Further details not provided. BWR defect. Subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR has xxK equity in subject and is 0X30 since inception."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
PWGRR159LGM	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.125%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	xx	48.449%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx with xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2023 are due in the total amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 8.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 10.75 years at xx.
BWR2 has been SE for 8.75 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Collections - Current Servicer Name Loan Value: xx Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 000 Tape Value: 100000000001 Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 48.44%. Tape shows the lender omitted SBA personal loan debt with a monthly payment of xx without supporting documents. Revised DTI is 57.06%. Further details were not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR has 10 years of SE, FICO 777, 0X30 since inception, and xxk equity in the subject."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
AWL7AW0H1VQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.000%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2023	xx	Secondary	Yes	Yes	No	xx	xx	49.344%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with the lender xx.
There is a municipal lien certificate against the subject property in favor of xx recorded on xx/xx/2023.
Parcel: xx
The first, second, and third installments of county taxes for 2024 were paid in the amount of xx.
The fourth installment of county taxes for 2024 is due in the amount of xx.
Parcel: xx
The first, second and third installments of county taxes for 2024 were paid in the amount of xx.
The fourth installment of county taxes for 2024 is due in the amount of xx.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 9.000%.

Collections Comments:The loan is currently performing and the next due date is xx/xx/2024.
The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
BWR1 receives SSI income.
BWR2 has been SE for 2.91 years as hairdresser owner with xx.
BWR3 has 11 months on the job as xx with xx.
The Covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Collections - Current Servicer Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: $-2756.93   Variance %: -59.18889%   Comment: Stated P&I as per note is xx but tape shows xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00 Tape Value: 100000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Closing_Disclosure violations (Lvl 3) "The tape shows the loan failed to meet the 3-day waiting period requirement due to the increased APR disclosed on the final CD, which became inaccurate due to the calculated APR of 9.336% exceeding the disclosed APR of 9.505%. Further details were not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated at 9.336% exceeds APR threshold of 8.710% over by +0.626%. The HPML disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed."		Elevated	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
OF6A97E0QCR	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	Second	$0.00	$0.00	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	47.214%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx in favor of "xx".

There is municipal lien certificate on the subject property in favor of "xx" which was recorded on xx/xx/2023 in the amount of xx .
Tax status is to follow.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
Borrower has 7 months on the job as xx.
Previously, BWR worked as a xx at xx from xx/xx/2021 to xx/xx/2022.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 47.214% Tape Value: 75.000% |---| -27.786% |----| -27.78600% Comment: As per LP, borrower DTI is 47.214% Tape Source: Initial Tape Type:
Field: Collections - Current Servicer Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 12.23347%   Comment: Original P&I is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000000000 Tape Value: 100011111111 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 47.21%. Tape shows the loan has an issue with xx. Revised DTI of 75%. Further details were not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR has 7 months on the new job as xx, FICO 730, and xxk equity in the subject.

																																																																																								xx/xx/2026: SOL expired. Downgraded to LVL 2."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
2BZDKYROJI0	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.875%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	48.914%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 in the amount of xx with the lender, xx which was recorded on xx/xx/2023.
No active liens and judgments have been found.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx with an interest rate of 7.875% which was applied for the due date of xx/xx/2024. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx with an interest rate of 7.875% which was applied for the due date of xx/xx/2024. The current UPB is xx.
No foreclosure and bankruptcy evidence has been found.
Borrower has been SE for 3.91 years as a broker at XXXX.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 48.914% Tape Value: 57.000% |---| -8.086% |----| -8.08600% Comment: As per 1008, calculated DTI is 48.914%. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: BWR last name is XXXXJr.   Tape Source: Initial   Tape Type:
Field: Collections - Current Servicer Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0   Tape Value: 000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property street address is XXXX XXXX XXXX COVE. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 48.91%. Tape shows the loan has an issue with xx. Revised DTI is 57%. Further details were not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR has 3 years of SE, FICO 790, 0X30 since inception, and xxk equity in the subject."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that in total cannot increase more than 10% tolerance test. Initial LE dated  xx/xx/2023 reflects the sum of Section C fees and Recording fee at xx. Final CD dated xx/xx/2023 reflects the sum of Section C and Recording fee at xx. This is a cumulative increase of xx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2023 and the SOL is 1-year."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
0MKYH5KXFLI	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	Not Applicable	xx	Not Applicable	42.058%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with the lender xx.
No active liens or judgments have been found against the borrower or subject property.
The annual county taxes for 2023 were paid in the amount of xx.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 3.625%.

Collections Comments:The loan is currently performing and the next due date is xx/xx/2024.
The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated xx/xx/2023, the borrower’s income was impacted by Covid-19. FB plans ran and were extended several times from xx/xx/2022 to xx/xx/2023.
As per the comment dated xx/xx/2023, the subject property is owner occupied.
No comment pertaining to the damage to the subject property has been observed.
BWR has 22.41 years on the job as xx at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Initial Escrow Acct Disclosure	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2049 Tape Value: xx/xx/2050 Variance: -31 (Days) Variance %: Comment: Stated maturity date is xx/xx/2049. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 42.05%. The tape shows an income miscalculation. The revised DTI of 56% invalidates the AUS and is too high for manual UW. Further details were not provided. Lender defect. The subject loan was originated on xx/xx/2019, and the 3-year SOL is expired."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2019 does not reflect points - loan discount fee. CD dated xx/xx/2019 reflects Points - Loan Discount fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan file. Subject loan is purchase case, originated on xx/xx/2019 and the 1-year SOL is expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
																																																																																								* Missing flood cert (Lvl 2) "Flood certificate is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
O0U309N7BID	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Investor	No	Not Applicable	Unavailable	xx	Not Applicable	46.645%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 in the amount of xx in favor of xx for xx which was recorded on xx/xx/2022
There are three prior child support liens against the borrower in the total amount of xx which were xx and recorded on xx/xx/2013, xx/xx/2018 and xx/xx/2018 respectively.
The annual city taxes for the year 2023 were paid in the amount of xx on xx/xx/2023.
The annual county taxes for the year 2023 were paid in the amount of xx on xx/xx/2023.
The annual school taxes for the year 2023 were paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current monthly P&I is xx, and the interest rate is 7.000%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024.  The current UPB is xx.
No record of post-closing bankruptcy filed by the borrower has been found.
No evidence of active foreclosure has been found.
No evidence of damage or repair has been found.
Borrower has been SE for 5.91 years at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: na Tape Source: Initial Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2053   Tape Value: xx/xx/2053   Variance: -31 (Days)   Variance %:    Comment: Tape data shows stated maturity date is xx/xx/2053. Actual data shows maturity date is xx/xx/2053.   Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History Loan Value: xx Tape Value: xx Variance: $-1574.63 Variance %: -0.71271% Comment: na Tape Source: Initial Tape Type:	3: Curable	* Missing flood cert (Lvl 3) "Flood certificate is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan is NOO and was approved at 46.65%.
Tape shows the lender miscalculated BWR SE income and the revised DTI is 56.84%. Lender defect. Subject loan originated on xx/xx/2022, and the 3-year SOL is active. BWR has been SE for more than 5 years, FICO 776, xxK equity in the subject.

Downgraded as this is investment loan and QM/ATR exempt in investment loan.

																																																																																								Downgraded to LVL 2 because occupancy is investment and ATR Exempt."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
4K2TA0TZ20L	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.750%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2023	xx	Secondary	Yes	Yes	No	xx	Not Applicable	44.513%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx with xx.
No active judgments or liens have been found.
The annual installments of county taxes for 2023 have been paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 7.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.16 years on the job as xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Mortgage Insurance (MI) Claim Amount Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2053   Tape Value: xx/xx/2054   Variance: -31 (Days)   Variance %:    Comment: Stated maturity date is xx/xx/2053 but tape shows xx/xx/2054.   Tape Source: Initial   Tape Type:
																																																																																				Field: Total Debt / Legal Balance per Payment History Loan Value: xx Tape Value: xx Variance: $-1571.86 Variance %: -0.75010% Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as secondary home, but the tape indicates that the property is NOO due to misrepresentation. BWR has listed the property for rent. Further details were not provided. Elevated for client review."				Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
DBUMJRFFZYV	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Manufactured Housing	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.310%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx/xx/2023, which recorded on xx/xx/2023 with book/page# xx in the amount of xx in favor of xx for xx.
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The first installment of county taxes for 2022 is paid in the amount of xx on xx/xx/2022.
The second installment of county taxes for 2022 is paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history dated as of xx/xx/2024, the loan is performing. The last payment was received in the amount of xx on xx/xx/2024 which was applied for the due date xx/xx/2024. The next due date is xx/xx/2024. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 7.000%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history dated as of xx/xx/2024, the loan is performing. The last payment was received in the amount of xx on xx/xx/2024. Current UPB as of date reflected in the provided payment history is xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
The details on foreclosure and bankruptcy are not provided.
BWR receives SSI income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Administration Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx

Loan fails QM lending points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Administration Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 42.31%. The tape shows the lender miscalculated the rental income of the REO property using 2021 tax returns. Revised DTI is in excess of 55%. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2023, and the 3-year SOL is active. BWR receives SSI income, FICO 811, 0X30 since inception, and xxK equity in the subject.

xx/xx/2026: SOL expired. Downgraded to LVL 2."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 7.603% exceeds APR threshold of 7.590% over by +0.013%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx)."
																																																																																								* Property is Manufactured Housing (Lvl 2) "Home is affixed. As per the appraisal report, which is located at "xx", the subject property is a manufactured home. The ALTA 7 endorsement is attached to the final title policy. The affidavit of affixation is available with UT located at "xx", which states that the manufactured home with VIN# XXXX has been affixed to the permanent foundation."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
S4PYF8271A7	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	First	$2,191.83	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	Yes	xx	Not Applicable	45.251%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 in the amount of xx with the lender, xx which was recorded on xx/xx/2023.
No active liens and judgments have been found.
The annual county taxes for 2023 are delinquent in the amount of xx which is good through xx/xx/2024.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx with an interest rate of 6.875% which was applied for the due date of xx/xx/2024. As per the tape data as of xx/xx/2024, the current UPB is xx. As per the PH, the current UPB is xx, pending service transfer balance update.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx with an interest rate of 6.875% which was applied for the due date of xx/xx/2024. As per the tape data as of xx/xx/2024, the current UPB is xx. As per the PH, the current UPB is xx, pending service transfer balance update.
No bankruptcy and foreclosure evidence has been found.
The loan was originated on xx/xx/2023. The seller'xx's.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 9 Tape Value: 11 |---| -2 |----| -18.18181% Comment: Age of loan is 9 but tape shows 11. Tape Source: Initial Tape Type:
Field: Original Appraisal Date Loan Value: xx/xx/2023 Tape Value: xx/xx/2023 Variance: -30 (Days) Variance %: Comment: Original appraisal date is xx/xx/2023. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails delivery and timing test for revised closing disclosure dated xx/xx/2023. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2023 which is after from the consummation date xx/xx/2023."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45.25%. Tape shows BWR was not employed at closing. Further details not provided. BWR defect. Subject loan originated on xx/xx/2023, and the 3-year SOL is active."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx/xx/2023 does not reflect Rate Lock Fee. Final CD dated xx/xx/2023 reflects Rate Lock Fee at xx. This is an increase in the fee of xx for charges that cannot increase. Valid COC for the increase in fee is available, but COC is not getting tested due to loan failing TRID delivery and timing test. Subject loan is a purchase, originated on xx/xx/2023 and the SOL is 1-year

																																																																																								Downgraded to LVL2, 1 year SOL has expired"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
Y71EB2EXQC0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	46.089%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
No active judgments or liens have been found.
The annual installments of combined taxes for 2022 have been paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 2.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 4.16 years on the job as xx at xx.  BWR2 has been SE for 24.16 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 28 Tape Value: 29 |---| -1 |----| -3.44827% Comment: NA. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: 29.265% Tape Value: 46.089% Variance: -16.824% Variance %: -16.82400% Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 46.08%. Tape shows mortgage debt with xx. Further details not provided. Lender defect. Subject loan originated on xx/xx/2021, and the 3-year SOL is active. BWR has 4 years on the job as xx, FICO 808, 0X30 since inception, and xxk equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on xx/xx/2021 and the SOL is 1 year."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx/xx/2021 does not reflect points - loan discount fee. The final CD dated xx/xx/2021 reflects points - loan discount fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2021 and the SOL is 1 year."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
QGYIXVWRF58	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2023	xx	Primary	Yes	Yes	Yes	xx	Not Applicable	42.336%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx with xx.
No active judgments or liens have been found.
The annual installments of county taxes for 2023 have been paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx.
The supplemental addendum attached with the appraisal report dated xx/xx/2023 shows the subject garage has drywall behind the garage door, and the garage door has been removed. The estimated cost to remove the drywall behind the garage door and install the door hardware is xx. No details have been found regarding the completion of the repairs. CCs do not show damages.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 3 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 5 Tape Value: 7 |---| -2 |----| -28.57142% Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 42.336%   Tape Value: 61.420%   Variance: -19.084%   Variance %: -19.08400%   Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 45.13%. Tape shows SE income miscalculation, and the revised DTI is 61.42%. Further details not provided. Lender defect. Subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR has 3 years of SE, FICO 744, 0X30 since inception, and xxk equity in the subject."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report in the loan file is as is. The supplemental addendum shows the subject garage has drywall behind the garage door, and the garage door has been removed. The estimated cost to remove the drywall behind the garage door and install the door hardware is xx. Final CD does not reflect any holdback."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
7H4HKUGVFVM	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx/xx/2023	xx	Primary	No	Not Applicable	No	xx	Not Applicable	45.840%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2024 in the amount of xx with xx.
No active judgments or liens have been found.
The annual installments of combined taxes for 2023 have been paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the next due date is xx/xx/2024. The last payment was received on xx/xx/2024. The current P&I is xx, with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2024, the next due date is xx/xx/2024. The last payment was received on xx/xx/2024. The current P&I is xx, with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 5 months on the job as xx with xx. BWR has prior employment experience as a lead tech, retiring from XXXX between xx/xx/1996 and xx/xx/2016 for 20.33 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Initial 1003_Application	Field: Borrower DTI Ratio Percent Loan Value: 45.840% Tape Value: 82.228% |---| -36.388% |----| -36.38800% Comment: Borrower DTI ratio percent is 45.840%. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: 98 (Days)   Variance %:    Comment: Original note doc date is xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History Loan Value: xx Tape Value: xx Variance: $-439.99 Variance %: -0.17268% Comment: Tape Source: Initial Tape Type:	3: Curable	* Missing flood cert (Lvl 3) "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application signed by the loan originator is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45.84%. Tape shows BWR was not employed after closing. Revised DTI is 82.22%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
NM9TL32AAPC	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	Second	$0.00	$0.00	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.500%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Cash Out	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2023	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of xx in favor of xx for xx.
There is a prior municipal lien on the subject property in favor of the xx in the amount of xx, which was recorded on xx/xx/2022.
The tax details are not available.
The latest payment history is missing from the loan file. According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of PITI xx which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 8.5%. The current UPB is xx.	Collections Comments:According to the review of the collection comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-closing bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. CCs do not show any damage.
BWR qualified with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Application Date (Baseline script version) Loan Value: xx/xx/2023 Tape Value: xx/xx/2023 |---| 44 (Days) |----| Comment: Final application date is xx/xx/2023. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Borrower Last Name Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The subject mortgage originated on xx/xx/2023 and first payment due is xx/xx/2023. As per payment history the BWR is 30 days past due for first 3 payments. The seller tape shows defect as the loan was sold prior to the first payment and the first 3 payments went 30 days past due. BWR brought the payment current and remained current since then. Per PH the BWR is current and next due date is xx/xx/2024. The current UPB is xx. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HY7N4MAO13B	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx/xx/2024	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.710%	360	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx/xx/2003, which recorded on xx/xx/2003 with instrument# xx in the amount of xx in favor of xx, a Corporation.
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The tax status is tax to follow
No prior year delinquent taxes have been found in the updated title report.	As per review of the payment history dated as of xx/xx/2024, the borrower has been delinquent for 11 months. The last payment was received in the amount of xx on xx/xx/2024 which was applied for the due date of xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of the date reflected in the provided payment history is xx and the current interest rate as per payment history is 6.710%.	Collections Comments:Currently, the loan is in bankruptcy.
As per review of the payment history dated as of xx/xx/2024, the borrower has been delinquent for 11 months. The last payment was received in the amount of xx on xx/xx/2024. The next due date is xx/xx/2023. Current UPB as of the date reflected in the provided payment history is xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
The foreclosure was initiated in 2021 with the loan. As per document located at xx, the foreclosure complaint was filed on xx/xx/2021 with the foreclosure case# EX 2021-106.Writ of execution filed on xx/xx/2021 and affidavit pursuant files under rule 3129.1 on dated xx/xx/2021. The sheriff sale of xx was cancelled on xx/xx/2022 due to writ of executions. No further details have been found. As per comment dated xx/xx/2022 the FC sale postponed to xx/xx/2022. The foreclosure proceedings were placed on hold when the borrower has filed bankruptcy under chapter-13 on xx/xx/2022.
The debtor (xx) filed bankruptcy under chapter-13 on xx/xx/2022 with the Case# xx and the plan was confirmed on xx/xx/2022.
 As per voluntary petition schedule D the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx.The unsecured portion is xx.
The POC was filed on xx/xx/2022 with the secured claim of xx with an arrearage of xx.
The plan period shall be a period of 60 months. The debtor shall pay xx monthly for 60 months.
Currently, the bankruptcy is still active.
Foreclosure Comments:The foreclosure was initiated in 2021 with the loan. As per document located at xx, the foreclosure complaint was filed on xx/xx/2021 with the foreclosure case# EX 2021-106.Writ of execution filed on xx/xx/2021 and affidavit pursuant files under rule 3129.1 on dated xx/xx/2021. The sheriff sale of xx was cancelled on xx/xx/2022 due to writ of executions. No further details have been found. As per comment dated xx/xx/2022 the FC sale postponed to xx/xx/2022. The foreclosure proceedings were placed on hold when the borrower has filed bankruptcy under chapter-13 on xx/xx/2022.
Bankruptcy Comments:The debtor (xx) filed bankruptcy under chapter-13 on xx/xx/2022 with the Case# xx and the plan was confirmed on xx/xx/2022.
 As per voluntary petition schedule D the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx.The unsecured portion is xx.
The POC was filed on xx/xx/2022 with the secured claim of xx with an arrearage of xx.
The plan period shall be a period of 60 months. The debtor shall pay xx monthly for 60 months.
Currently, the bankruptcy is still active.	Not Applicable	Credit Application Notice of Servicing Transfer Origination Appraisal Prepayment Penalty Rider Right of Rescission	Field: S&C Filing Date Loan Value: Unavailable Tape Value: xx/xx/2021 |---| |----| Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Lost Note Affidavit (Lvl 4) "The lost note affidavit is located at "xx" which states that original note has been lost or destroyed. The true copy of Note is available in the loan file. The loan has not been modified since origination."	* Application Missing (Lvl 2) "The final 1003 application is missing from the loan documents."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA Finance Charge test due to Calculated Finance charge of xx exceeds disclosed finance charge of xx over by -xx.

Loan failed TILA Foreclosure Rescission Finance charge of xx exceeds disclosed finance charge of xx for an under disclosed amount of -xx."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
* Prepayment Rider Missing (Lvl 2)     "Prepayment penalty rider is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
N3GXJSTZEN6	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.730%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	6.000%	xx	xx/xx/2021	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2008 and recorded on xx/xx/2008 with the lender xx.
There is a junior mortgage that was originated on xx/xx/2009 and recorded on xx/xx/2009 with the lender "xx" for the amount of xx.
There is a hospital lien against xx favor of xx for the amount of xx recorded on xx/xx/2012.
The annual county taxes for 2023 were paid in the amount of xx.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/2024, the borrower has been currently delinquent for 7 months and the next due date is xx/xx/2023. The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 6.000%.

Collections Comments:The loan is currently in bankruptcy and the next due date is xx/xx/2023.
The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx.
The loan has been modified.
The foreclosure was not initiated.
The borrower "xx" filed for bankruptcy under chapter 13 with the case# xx on xx/xx/2023.
The occupancy of the subject property is not available.
As per the comment dated xx/xx/2022, the borrower "xx" deceased.
No comment pertaining to the damage to the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower "xx" filed for bankruptcy under chapter 13 with the case# xx on xx/xx/2023. The POC was filed by the creditor xx on xx/xx/2023, with the claim amount of xx and the arrearage amount is xx. The chapter 13 plan was filed on xx/xx/2023. The modified chapter 13 plan was filed on xx/xx/2023 and the plan was confirmed on xx/xx/2023. The debtor has promised to pay the trustee in the amount of xx biweekly. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. The date of last filing is xx/xx/2023.	The modification agreement was made on xx/xx/2021 between the borrowers "xx" and the lender xx, the new principal balance is xx. The borrower agreed to pay the P&I of xx and an interest rate of 6.000% beginning on xx/xx/2021 until the maturity date of xx/xx/2051.	Credit Application Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Bankruptcy Filing Date Loan Value: xx/xx/2023 Tape Value: xx/xx/2018 |---| 1537 (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Bankruptcy   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2021   Tape Value: xx/xx/2021   Variance: -51 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2009   Tape Value: xx/xx/2021   Variance: -4545 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Foreclosure Delay/Obstruction Reason   Loan Value: Not Applicable   Tape Value: Bankruptcy   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 50.44806%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 11.73000%   Tape Value: 6.00000%   Variance: 5.73000%   Variance %: 5.73000%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444444444444444444432110   Tape Value: 111111224699999999999999   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Purchase   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Refinance Tape Value: Purchase Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Release of mortgage (Lvl 3) "According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2008 and recorded on xx/xx/2008 with the lender xx. As per the document dated xx/xx/2021 located at "xx", the subject mortgage has been released and cancelled. As per the rescission of cancellation and release document dated xx/xx/2021 located at "xx", the cancellation and release were executed in error and the subject mortgage has not been released."	* Application Missing (Lvl 2) "The final 1003 application is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "The right of rescission document is missing from the loan files."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Z7747E3ZGL5	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2018	xx	Not Applicable	6.000%	xx	xx/xx/2019	XXXX	As per the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2003 and was recorded on xx/xx/2003 in the amount of xx in favor of xx
No active judgments or liens were found.
The annual county taxes for 2023 were paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower has been delinquent for 9 months, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2023. The current monthly P&I is xx, and the interest rate is 6.000%. The current UPB is xx.	Collections Comments:The current status of the loan is bankruptcy.
According to the payment history as of xx/xx/2024, the borrower has been delinquent for 9 months, and the next due date is xx/xx/2023. The current UPB is xx.
As per the servicing comment dated xx/xx/2022, the reason for default is curtailment of income.
As per the servicing comment dated xx/xx/2023, the foreclosure case was initiated in 2020 and the first legal action was filed on xx/xx/2020. As per the servicing comment dated xx/xx/2023, the foreclosure case was placed on hold due to bankruptcy.
According to the PACER, the borrower filed for bankruptcy under Chapter 13 with case#xx on xx/xx/2021. The plan was confirmed on xx/xx/2021.
As per servicing comment dated xx/xx/2022, the borrower’s income was impacted due to Covid-19 pandemic. The FB plan was approved for the borrower. Further details are not provided.
No information has been found related to damage or repairs.
The current occupancy is not provided in the latest collection comments.
Foreclosure Comments:As per the servicing comment dated xx/xx/2023, the foreclosure case was initiated in 2020 and the first legal action was filed on xx/xx/2020. As per the servicing comment dated xx/xx/2023, the foreclosure case was placed on hold due to bankruptcy. The loan is currently in bankruptcy.
Bankruptcy Comments:According to the pacer, the borrower, xx filed for bankruptcy under Chapter 13 with case#xx on xx/xx/2021. As per voluntary petition schedule D (xx), the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. The unsecured portion is xx. The POC (xx) was filed by the creditor, xx. on xx/xx/2021 for the secured claim amount of xx and the amount of arrearage is xx. The amended chapter 13 (xx) plan was filed on xx/xx/2021, and confirmed on xx/xx/2021. The borrower shall pay monthly mortgage payment of xx for 60 months to the trustee under the chapter 13 plan. The plan reflects arrearage for subject loan totals xx. The bankruptcy is still active.	The loan modification agreement was made between the borrower, xx and lender, xx. The modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 6.000% starting on xx/xx/2019 and continuing until the new maturity date of xx/xx/2059.	Credit Application Final Truth in Lending Discl. Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal	Field: Current Legal Status Loan Value: Bankruptcy-Delinquent Tape Value: Bankruptcy |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 665   Variance: -305   Variance %: -45.86466%   Comment: 360   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2003   Tape Value: xx/xx/2003   Variance: -1 (Days)   Variance %:    Comment: xx/xx/2003   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 52.66597%   Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 44444444444444444MMM4444   Tape Value: 000000000099999999999999   Variance:    Variance %:    Comment: 44444444M444444444444444   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: xx/xx/2020 Tape Value: xx/xx/2023 Variance: -1056 (Days) Variance %: Comment: xx/xx/2020 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final 1003 application is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The compliance ease risk indicator is moderate due to
TILA APR Test: Fail"
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA APR test due to Calculated APR of 5.986% exceeds Disclosed APR of 0.000% over by 5.986%. Final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "The final truth in lending disclosure is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The notice of servicing transfer disclosure is missing from the loan documents."	* Settlement date is different from note date (Lvl 1) "As per the final hud-1 document, the settlement date is xx/xx/2003 which is different from the original note date of xx/xx/2023."	Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KUZ4YA09TRX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.870%	360	xx/xx/2004	xx/xx/2004	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Secondary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2004 and recorded on xx/xx/2005 in the amount of xx with xx.
No active judgments or liens have been found.
The annual installments of county taxes for 2023 have been paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower has been delinquent for 11 months and the next due date is xx/xx/2023. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 5.870%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is bankruptcy.
According to payment history as of xx/xx/2024, the borrower has been delinquent for 11 months and the next due date is xx/xx/2023. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 5.870%. The current UPB reflected as per the payment history is xx.
The RFD is unable to be determined.
No foreclosure activity has been found.
According to the PACER, xx filed for bankruptcy under Chapter 13 with the case #xx on xx/xx/2022.
No evidence of damage or repair has been found.
The subject property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, XXXX filed for bankruptcy under Chapter 13 with the case #xx on xx/xx/2022. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. Therefore, the unsecured portion is xx. The POC was filed by the creditor, xx, on xx/xx/2022, with a claim amount of xx and an arrears amount of xx. The amended POC was filed by the creditor, xx, on xx/xx/2022 with the same claim and arrears amount. The amended Chapter 13 plan filed on xx/xx/2023 was confirmed on xx/xx/2023. The BK case is still active.	Not Applicable	Credit Application Final Truth in Lending Discl. Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Bankruptcy   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Foreclosure Delay/Obstruction Reason   Loan Value: Not Applicable   Tape Value: Bankruptcy   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: 70 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Secondary   Tape Value: Primary   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 444444444444444444444444 Tape Value: 999999999999999999999999 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final 1003 is missing from the loan file. The values are taken as the note date and loan amount."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA APR test due to Calculated APR of 5.945% exceeds Disclosed APR of 0.000% over by 5.945%. Final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Alabama. The choice of insurer disclosure is missing from the loan file."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The notice of servicing transfer disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
M3VWUM10Q3O	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$73.91	xx	xx/xx/2024	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	xx/xx/2014	xx/xx/2014	Conventional	Fixed	Refinance	Unavailable	Unavailable	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	No	Unavailable	Not Applicable	35.394%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2014 and recorded on xx/xx/2014 in the amount of xx in favor of xx.
No active judgments or liens have been found.
The annual county taxes for 2023 were paid with a partial amount of xx on xx/xx/2024.
The annual county tax for 2023 was delinquent in the amount of xx which was due on xx/xx/2024 and good through xx/xx/2024.

According to the payment history as of xx/xx/2024, the borrower is 33 months delinquent with the loan. The next due date is xx/xx/2021. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2021. The current P&I is xx and the interest rate is 4.750%. The current UPB is xx.	Collections Comments:The current status of the loan is bankruptcy.
According to the payment history as of xx/xx/2024, the borrower is 33 months delinquent with the loan. The next due date is xx/xx/2021. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2021. The current P&I is xx and the interest rate is 4.750%. The current UPB is xx.
As per the tape data, the foreclosure was initiated on the subject property. Unable to confirm the current status of FC as the CCs do not show details regarding foreclosure. The tape shows the foreclosure case is currently on hold due to bankruptcy. The borrower filed for bankruptcy under Chapter 13 with case#xx on xx/xx/2022. The bankruptcy case is still active.
The RFD is not available in the collection comments.
BWR has 3 years on the job as xx.
No damage or repairs have been found.
Foreclosure Comments:As per the tape data, the foreclosure was initiated on the subject property. Unable to confirm the current status of FC as the CCs do not show details regarding foreclosure. The tape shows the foreclosure case is currently on hold due to bankruptcy. The borrower filed for bankruptcy under Chapter 13 with case#xx on xx/xx/2022. The bankruptcy case is still active.

Bankruptcy Comments:According to the PACER, the borrower "xx" filed for bankruptcy under Chapter 13 with case#xx on xx/xx/2022. The POC was filed on xx/xx/2022 for the secured claim amount of xx, and the amount of arrearage is xx. As per voluntary petition schedule D, the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The plan was confirmed on xx/xx/2022. The bankruptcy case is still active.	Not Applicable	Appraisal (Incomplete)
Credit Application
Credit Report
Final Truth in Lending Discl.
Flood Certificate
Good Faith Estimate
Hazard Insurance
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing or error on the Rate Lock
Notice of Servicing Transfer
Right of Rescission
Transmittal (1008)	Field: Current Legal Status Loan Value: Bankruptcy-Delinquent Tape Value: Bankruptcy |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: 93 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Note reflects lender name is XXXX Corp, A Illinois Corporation.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 44M4444444444444M4MMM44M Tape Value: 999999999999999999999999 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated amount of xxK. Current UPB is xxK."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA APR test due to Calculated APR of 0.000% exceeds Disclosed APR of 4.845% under disclosed by -4.845%. Final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan documents."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance certificate is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 2)     "Right of rescission is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
US2SR2FEHI7	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$1,394.42	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	360	xx/xx/2017	xx/xx/2017	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	Unavailable	Primary	No	Not Applicable	No	Unavailable	Not Applicable	36.915%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2017 and was recorded on xx/xx/2017 in the amount of xx in favor of xx
No active judgments or liens were found.
The first installment of county taxes for 2023 was paid in the amount of xx on xx/xx/2023.
The second installment of county taxes for 2023 is delinquent in the amount of xx, which was due on xx/xx/2024 and good through xx/xx/2024.	According to the payment history as of xx/xx/2024, the borrower has been delinquent for 23 months, and the next due date is xx/xx/2022. The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2022. The current monthly P&I is xx, and the interest rate is 5.250%. The current UPB is xx.	Collections Comments:The current status of the loan is bankruptcy.
According to the payment history as of xx/xx/2024, the borrower has been delinquent for 23 months, and the next due date is xx/xx/2022. The current UPB is xx.
The reason for default is not available in latest servicing comments.
No evidence has been found regarding the current/prior foreclosure proceedings.
According to the PACER, the borrower xx filed for bankruptcy under Chapter 13 with case#xx on xx/xx/2022. The plan was confirmed on xx/xx/2022.
No information has been found related to damage or repairs.
BWR has 6.14 years on the job as xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx filed for bankruptcy under Chapter 13 with case#xx on xx/xx/2022. As per voluntary petition schedule D (xx), the amount of scheduled claim is xx and the value of the collateral is xx. The unsecured portion is xx. The POC (xx) was filed by the creditor xx. on xx/xx/2022 for the secured claim amount of xx and the amount of arrearage is xx. The approved chapter 13 (xx) plan was filed on xx/xx/2022, and confirmed on xx/xx/2022. The borrower shall pay monthly mortgage payment of xx per month for 60 months to the trustee under the chapter 13 plan. As per the pacer records, the motion to dismiss the case was filed on xx/xx/2024 under docket#25. The bankruptcy is active.	Not Applicable	Affiliated Business Disclosure
Credit Report
Flood Certificate
Hazard Insurance
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing or error on the Rate Lock
Origination Appraisal
Right of Rescission	Field: Current Legal Status Loan Value: Bankruptcy-Delinquent Tape Value: Bankruptcy |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Foreclosure Delay/Obstruction Reason   Loan Value: Not Applicable   Tape Value: Bankruptcy   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2017   Tape Value: xx/xx/2017   Variance: -6 (Days)   Variance %:    Comment: Original note document date is xx/xx/2017.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 44444444444444444MMM4444   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Purpose of transaction is cash out. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "TRID tolerance test is incomplete due to initial CD is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing in loan documents."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS/DU report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XWARAQM8QHA	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	Delaware	xx	xx	Yes	Yes	Not Applicable	First	$113.15	xx	xx/xx/2024	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2015	xx	Not Applicable	6.000%	xx	xx/xx/2015	XXXX	As per the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2003 and was recorded on xx/xx/2003 in the amount of xx in favor of xx.
There is a junior mortgage against the subject property in favor of xx in the amount of xx which originated on xx/xx/2008 and recorded on xx/xx/2008.
No active judgments or liens were found.
The 2023 combined annual taxes were paid in the amount of xx on xx/xx/2023.
The 2023 city annual taxes were paid in the amount of xx on xx/xx/2023.
There is a delinquent balance remaining after the payment for 2023 annual city taxes in the amount of xx and good through xx/xx/2024.
The annual utility/MUD charges for the year 2024 are delinquent in the amount of xx and good through xx/xx/2024.	According to the payment history as of xx/xx/2024, the borrower has been delinquent for 25 months, and the next due date is xx/xx/2022. The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2022. The current monthly P&I is xx, and the interest rate is 6.000%. The current UPB is xx.	Collections Comments:The current status of the loan is active bankruptcy.
According to the payment history as of xx/xx/2024, the borrower has been delinquent for 25 months, and the next due date is xx/xx/2022. The current UPB is xx.
The reason for default is not available in latest servicing comments.
As per the comment dated xx/xx/2023, the BWR wanted to discuss loss mitigation options with the servicer. Further details are not provided.
According to the pacer, the borrower filed for bankruptcy under Chapter 13 with case#xx on xx/xx/2019. The plan was confirmed on xx/xx/2020.
No information has been found related to damage or repairs.
The current occupancy is not provided in the latest collection comments.
Foreclosure Comments:As per the collection comments as of xx/xx/2024, the foreclosure was initiated in 2019. As per the servicing comment dated xx/xx/2023, the foreclosure complaint was filed on xx/xx/2019. Comment dated xx/xx/2024 shows that the foreclosure action was placed on hold due to bankruptcy filed by the borrower on xx/xx/2019. The loan is currently in bankruptcy.
Bankruptcy Comments:According to the pacer, the borrower, xx filed for bankruptcy under Chapter 13 with case#xx on xx/xx/2019. As per voluntary petition schedule D (xx) the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. The unsecured portion is xx. The POC (xx) was filed by the subject creditor, xx on xx/xx/2019 for the secured claim amount of xx and the amount of arrearage is xx. The amended chapter 13 (xx) plan was filed on xx/xx/2019, and confirmed on xx/xx/2020. The borrower shall pay monthly mortgage payment of xx per month for 60 months to the trustee under the chapter 13 plan. The bankruptcy is active.	The loan modification agreement was made between the borrower, xx and lender, xx. The modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 6.000% starting on xx/xx/2015 and continuing until the new maturity date of xx/xx/2055.	Credit Application Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Notice of Servicing Transfer Right of Rescission	Field: Current Legal Status Loan Value: Bankruptcy-Delinquent Tape Value: Bankruptcy |---| |----| Comment: The current status is bankruptcy. Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 622   Variance: -262   Variance %: -42.12218%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2003   Tape Value: xx/xx/2003   Variance: -5 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 17.76627%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444444444444444444MMM44M   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: xx/xx/2019 Tape Value: xx/xx/2023 Variance: -1305 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final 1003 application is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The Compliance Ease Risk indicator is "moderate" due toTILA APR Test:-Fail"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The loan data is 0.000% and comparison data is 6.147%. The variance is -6.147%.
The annual percentage rate (xx) is 0.000%. The disclosed APR of 6.147% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "The final truth in lending disclosure is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "The right of rescission document is missing from the loan files."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QRWCY1JPR4Z	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	No	Not Applicable	First	$0.00	xx	xx/xx/2024	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	180	xx/xx/2004	xx/xx/2004	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2015	xx	Not Applicable	5.875%	xx	xx/xx/2015	XXXX	The review of updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx/xx/2004 and recorded on xx/xx/2004 in the amount of xx in favor of "xx".
There is a junior judgment active against the subject borrower in favor of "xx" which was recorded on xx/xx/2014. The amount is not provided for the above judgment.
There is a junior hospital lien active against the subject borrower in favor of "xx" in the amount of xx which was recorded on xx/xx/2021.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is 9 months delinquent with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and the interest rate is 5.875%. The current UPB is xx.
PH shows multiple transactions were made in March 2023 in the total amount of xx, in April 2023 in the total amount of xx and in March 2024 in the total amount of xx. As per the collection comment dated xx/xx/2023, xx/xx/2023 and xx/xx/2024, these are BWR payments.	Collections Comments:The current status of the loan is bankruptcy.
According to the payment history as of xx/xx/2024, the borrower is 9 months delinquent with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2023. The current P&I is xx and the interest rate is 5.875%. The current UPB is xx.
The RFD is not available.
The foreclosure was initiated on the subject property. As per the UT report dated xx/xx/2024, the complaint was filed on xx/xx/2013. The complaint was again filed on xx/xx/2019 and xx/xx/2023. No further foreclosure proceedings have been found. As per the collection comment dated xx/xx/2024, the foreclosure was placed on hold due to borrower filed under Chapter 13 with case# xx on xx/xx/2022. The bankruptcy case is still active.
As per the collection comment dated xx/xx/2023 and xx/xx/2023, the subject property was damaged on xx/xx/2022. The nature of damage and actual loss amount are not available. Total three loss draft checks were received in the total amount of xx on xx/xx/2023 and xx/xx/2023. No comments have been found regarding repair completion.

Foreclosure Comments:The foreclosure was initiated on the subject property. As per the UT report dated xx/xx/2024, the complaint was filed on xx/xx/2013. The complaint was again filed on xx/xx/2019 and xx/xx/2023. No further foreclosure proceedings have been found. As per the collection comment dated xx/xx/2024, the foreclosure was placed on hold due to borrower filed under Chapter 13 with case# xx on xx/xx/2022. The bankruptcy case is still active.

Bankruptcy Comments:According to the PACER, the borrower "xx" filed for bankruptcy under Chapter 13 with the case#xx on xx/xx/2022. The POC was filed on xx/xx/2022 for the secured claim amount of xx and the amount of arrearage is xx. As per voluntary petition schedule D, the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. The unsecured portion is xx. The plan was confirmed on xx/xx/2022. The bankruptcy case is still active.	The modification agreement was signed between the borrower and lender with an effective date of xx/xx/2015 and the new modified principal balance is xx. The borrower promised to pay the monthly P&I of xx with fixed interest rate of 5.875% beginning on xx/xx/2015 until a new maturity date of xx/xx/2055.
As per the review loan file, there is an extension modification agreement signed by the borrower on xx/xx/2018 located at "xx", which shows that the new maturity date is xx/xx/2056.	Credit Application Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Borrower #1 Middle Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Bankruptcy   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: 95 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 180   Tape Value: 617   Variance: -437   Variance %: -70.82658%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 48.91802%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 5.87500%   Tape Value: 5.87000%   Variance: 0.00500%   Variance %: 0.00500%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444444444444444444444444   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2055   Tape Value: xx/xx/2056   Variance: -182 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 391 Tape Value: 395 Variance: -4 Variance %: -1.01265% Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 application is missing from the loan documents."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA APR test due to Calculated APR of 6.043% exceeds Disclosed APR of 0.000% over by 6.043%. Final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final truth in lending disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in FL. The following state disclosures are missing in the loan documents;
1. Anti-Coercion Notice
2. Insurance Sales Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8KE540CYCHU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.870%	360	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2017	xx	Not Applicable	5.875%	xx	xx/xx/2017	XXXX	As per review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2003 in the amount of xx with xx, and it was recorded on xx/xx/2003.
There is a state tax lien of ‘XXXX against the xx in the amount of xx which was recorded on xx/xx/2017. The first installment of county taxes for 2023 was paid off in the amount of xx on xx/xx/2024.
The second installment of county taxes for 2023 is due on xx/xx/2024 in the amount of xx.
As per updated title report, no prior year taxes are delinquent.	According to the review of payment history as of xx/xx/2024, the borrower has been delinquent for 17 months and the next due date of payment is xx/xx/2023. The last payment was received on xx/xx/2024 in the amount of xx which applied for xx/xx/2022. The current P&I is xx with an interest rate of 5.875%. The UPB as of the date mentioned in the updated payment history is xx.	Collections Comments:The loan is in bankruptcy. The debtors 'xx' filed for bankruptcy under chapter 13 with case# xx on xx/xx/2022.
According to the review of payment history as of xx/xx/2024, the borrower has been delinquent for 17 months and the next due date of payment is xx/xx/2023. The current P&I is xx with an interest rate of 5.875%. The UPB as of the date mentioned in the updated payment history is xx.
The foreclosure was initiated in 2019 with the loan. As per the comment dated xx/xx/2023, the legal action was filed on xx/xx/2023. Later, the foreclosure action is put on hold due to bankruptcy filing. The bankruptcy chapter 13 filed on xx/xx/2022. Further details not available.
As per the seller'xx' filed for bankruptcy under chapter 13 with case# xx on xx/xx/2022. As per schedule D (xx) the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. The unsecured portion is xx. The POC (xx) was filed by the creditor xx on xx/xx/2022, for the secured claim amount of xx and the amount of arrearage is xx. The chapter-13 plan was confirmed on xx/xx/2022. The regular monthly mortgage payment and the arrearage would be paid directly by the debtor. The last bankruptcy was filed on xx/xx/2024 and bankruptcy is still active.	The loan modification agreement was made between the borrower and lender on xx/xx/2017. The new modified rate is 5.875% and borrower promises to pay the P&I of xx which began on xx/xx/2017. The new principal balance is xx. The interest bearing amount is xx and the maturity date is xx/xx/2057.	Credit Application Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final 1003 application is missing from the loan documents."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test due to the annual percentage rate (xx) is 6.205%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. Also, final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "The final truth in lending disclosure is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial truth in lending disclosure is missing from the loan files."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "The right of rescission document is missing from the loan files."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OSQ9TR3IP01	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.870%	360	xx/xx/2001	xx/xx/2001	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2016	xx	Not Applicable	8.875%	xx	xx/xx/2016	XXXX	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx/xx/2001, which recorded on xx/xx/2001 with instrument# xx in the amount of xx in favor of xx for xx
There is one state tax lien open against the borrower in the amount of xx which was recorded on xx/xx/2016 in favor of xx.
The first installment of town taxes for 2023 is paid in the amount of xx on xx/xx/2024.
The second installment of town taxes for 2023 is due in the total amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history dated as of xx/xx/2024, the borrower has been delinquent for 1 month. The last payment was received in the amount of xx on xx/xx/2024 which was applied for the due date of xx/xx/2024. The next due date is xx/xx/2024. Current UPB as of the date reflected in the provided payment history is xx and the current interest rate as per payment history is 8.875%.	Collections Comments:Currently, the loan is in bankruptcy.
As per review of the payment history dated as of xx/xx/2024, the borrower has been delinquent for 1 month. The last payment was received in the amount of xx on xx/xx/2024. The next due date is xx/xx/2024. Current UPB as of the date reflected in the provided payment history is xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
The debtors (xx) filed bankruptcy under chapter-13 on xx/xx/2020 with the Case# xx, and the plan was confirmed on xx/xx/2020.
The bankruptcy is still active.
The details on foreclosure are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtors (xx) filed bankruptcy under chapter-13 on xx/xx/2020 with the Case# xx, and the plan was confirmed on xx/xx/2020.
As per voluntary petition schedule D the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx.
The plan period shall be a period of 60 months. The debtor shall pay xx monthly for 30 months and xx monthly for 30 months.
The POC was filed on xx/xx/2020 with the secured claim of xx with an arrearage of xx.
The bankruptcy is still active.	Loan modification agreement was made between the borrower and lender on xx/xx/2016. The new modified rate is 8.875% and the borrower promises to pay P&I of xx, which began on xx/xx/2016. The new principal balance is xx. The interest-bearing amount is xx and the maturity date is xx/xx/2056. Reason for modification is financial hardship.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Flood Certificate
Hazard Insurance
Initial Escrow Acct Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final 1003 application is missing from the loan documents."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test due to the annual percentage rate (xx) is 8.983%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. Also, final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "The final truth in lending disclosure is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from loan file."
* Missing flood cert (Lvl 2)     "The flood certification document is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance policy document is missing from the loan document."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "The right of rescission document is missing from the loan files."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CTX2GIVYGGD	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$2,263.45	xx	xx/xx/2024	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	xx/xx/2009	xx/xx/2009	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2009 in the amount of xx with the lender, xx which was recorded on xx/xx/2009.
There is a civil judgment against xx "xx" in the amount of xx, which was filed by the plaintiff "xx" and recorded on xx/xx/2018.
The annual combined taxes for 2024 were delinquent (xx) in the amount of xx.
The annual school taxes for 2023 were paid on xx/xx/2023 in the amount of xx.	According to the payment history as of xx/xx/2024, the borrower has been delinquent for 27 months, and the next due date is xx/xx/2022. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2022. The current monthly P&I is xx, with an interest rate of 6.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is bankruptcy.
According to the payment history as of xx/xx/2024, the borrower has been delinquent for 27 months, and the next due date is xx/xx/2022. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2022. The current monthly P&I is xx, with an interest rate of 6.375%. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2022, the borrower's income was impacted by the COVID. No comments have been found regarding the FB plan.
As per the comment dated xx/xx/2022, the foreclosure was initiated. No comments have been found regarding the FC referral, complaint filed, or judgment entered. The FC sale date has been scheduled multiple times and postponed several times. As per the comment dated xx/xx/2022, the latest FC sale was scheduled for xx/xx/2022, and the comment dated xx/xx/2024 shows that foreclosure was put on hold due to bankruptcy.
The borrower, "xx" filed for bankruptcy under Chapter 13 with case #xx on xx/xx/2022.
No evidence of damage or repair has been found.
The subject property is owner-occupied.

Foreclosure Comments:As per the comment dated xx/xx/2022, the foreclosure was initiated. No comments have been found regarding the FC referral, complaint filed, or judgment entered. The FC sale date has been scheduled multiple times and postponed several times. As per the comment dated xx/xx/2022, the latest FC sale was scheduled for xx/xx/2022, and the comment dated xx/xx/2024 shows that foreclosure was put on hold due to bankruptcy.
Bankruptcy Comments:The borrower, "xx" filed for bankruptcy under Chapter 13 with case #xx on xx/xx/2022. The plan was confirmed on xx/xx/2022. As per the POC, the amount of the claim was xx, and the amount of arrears was xx. According to the voluntary petition, the value of collateral was xx and the amount of the claim was xx, so there is no unsecured amount. BK is still active.	Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Flood Certificate
Hazard Insurance
Initial Escrow Acct Disclosure
Notice of Servicing Transfer
Origination Appraisal	Field: Lender Name Loan Value: xx Tape Value: xx |---| |----| Comment: XXXX Company Ltd Tape Source: Initial Tape Type:
Field: Original Stated Rate   Loan Value: 6.37500%   Tape Value: 6.38000%   Variance: -0.00500%   Variance %: -0.00500%   Comment: 6.37500%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444444444444444444MM4444   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: 44444444444444444MM44444   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Unavailable   Tape Value: xx/xx/2023   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: 4 Family Tape Value: Single Family Variance: Variance %: Comment: 4 Family Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final 1003 application is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the Pennsylvania license validation test due to the Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008. The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (xx) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary Mortgage Loan License, Pennsylvania Unlicensed (xx), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test due to the annual percentage rate (xx) is 6.446%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. Also, Final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "The final truth in lending disclosure is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "The flood certification document is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance policy document is missing from the loan document."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan documents."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
O7FNJAH7DRF	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	42.396%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
No active judgments or liens have been found.
The first installment of county taxes for 2023 has been paid in the amount of xx on xx/xx/2024.
The second installment of county taxes for 2023 is due in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx.
Covid-19 attestation is available in the loan file, which is located at "xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 4 Year on the job as xx at xx.

BWR2 has 6 Year on the job as xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Age of Loan Loan Value: 30 Tape Value: 32 |---| -2 |----| -6.25000% Comment: 30 Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Jean   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 98.189%   Tape Value: 97.000%   Variance: 1.189%   Variance %: 1.18900%   Comment: Original Standard LTV 98.189%   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00000000000000001000000M Tape Value: 222200000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan failed the FHA’s 90-day flipping rule. The review of the appraisal report shows the date of the prior sale or transfer is xx/xx/2021 in the amount of xxK. The subject's appraised value on xx/xx/2021 was xxK. No renovation was noted. XXXX search show an estimated value of xxK. Elevated for client review."
* MI, FHA or MIC missing and required (Lvl 3) "Subject loan is FHA and mortgage insurance certificate is missing from the loan document."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx/xx/2021 does not reflect points - loan discount fee. Final CD dated xx/xx/2021 reflects points - loan discount fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx/xx/2021 reflects appraisal fee at xx. Final CD dated xx/xx/2021 reflects appraisal fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Subject loan is purchase case, originated on xx/xx/2021 and the SOL is 1 year expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WIVVUVCPJKZ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	xx/xx/2017	xx/xx/2017	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2017	xx	Primary	Yes	Yes	No	xx	Not Applicable	43.943%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2017 and was recorded on xx/xx/2017 in the amount of xx in favor of xx for xx.
There is a child support lien against xx favor of xx in the amount of xx which was recorded on xx/xx/2023.
The combined annual taxes for 2023 were paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is currently 3 months delinquent with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The current monthly P&I is xx and the interest rate is 4.750%. The current UPB is xx.	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2024, the borrower is currently 3 months delinquent with the loan, and the next due date is xx/xx/2024. The current UPB is xx.
The reason for default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found related to damage or repairs.
As per seller tape data, the property is owner-occupied.
BWR has been SE for 12 years at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 77 Tape Value: 84 |---| -7 |----| -8.33333% Comment: NA Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Escrow indicator is Yes but tape shows No.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2023   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 66.667%   Tape Value: 6666.700%   Variance: -6600.033%   Variance %: -6600.03300%   Comment: CLTV is 66.67% but tape shows 6,666.7000%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2017   Tape Value: xx/xx/2017   Variance: -4 (Days)   Variance %:    Comment: Note date is xx/xx/2017 but tape shows xx/xx/2017.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 66.667%   Tape Value: 6666.700%   Variance: -6600.033%   Variance %: -6600.03300%   Comment: LTV is 66.67% but tape shows 6,666.7000%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2047 Tape Value: xx/xx/2047 Variance: -30 (Days) Variance %: Comment: Maturity date is xx/xx/2047 but tape shows xx/xx/2047. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows that the subject loan is not an eligible refinance. Further details not provided."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.943%, the borrower’s income was xx and total expenses are in the amount of xx and the loan was underwritten by LP (xx) and its recommendation is "xx" with a DTI of 44%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9BKJPE9CUGH	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arkansas	xx	xx	xx	Arkansas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.875%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	39.610%	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx in favor of "xx".
There is an active junior mortgage against the subject property in favor of "xx" in the amount of xx which originated on xx/xx/2023 and recorded on xx/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
BWR has 0.41 years on the job as xx with xx. BWR has prior employment experience as xx with xx between xx/xx/2020 and xx/xx/2023  for 3.41 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Application Date (Baseline script version) Loan Value: xx/xx/2023 Tape Value: xx/xx/2023 |---| 81 (Days) |----| Comment: Application date (baseline script version) is xx/xx/2023. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 39.610%   Tape Value: 40.622%   Variance: -1.012%   Variance %: -1.01200%   Comment: Actual data shows borrower DTI ratio percent is 39.610%.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 24.828%   Tape Value: 25.840%   Variance: -1.012%   Variance %: -1.01200%   Comment: Actual data shows housing ratio per U/W (Initial Rate) is 24.828%.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 2.10526%   Comment: Original balance (or line amount) is 317,578.00.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 99.786%   Tape Value: 97.786%   Variance: 2.000%   Variance %: 2.00000%   Comment: Original CLTV ratio percent is 99.786%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 97.000%   Tape Value: 95.000%   Variance: 2.000%   Variance %: 2.00000%   Comment: Original standard LTV (OLTV) is 97.000%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Stated P&I Loan Value: xx Tape Value: xx Variance: xx Variance %: 2.10537% Comment: Original stated P&I is 2302.66. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows the closing did not set up the escrow account properly at closing and collected only 3 months worth of taxes. It was corrected post-close but the prior servicer would not accept the update and refused to purchase the loan. Further details not provided."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9X81RDTBJJG	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Other	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	37.637%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx in favor of "xx".
There is a code enforcement lien active against the subject property in the amount of xx in favor of "xx" which was recorded on xx/xx/2022. The supporting document shows that the violator has failed to pay the civil penalties and costs of an administrative hearing.
There are three PACE liens active against the subject property in the total amount of xx in favor of same plaintiff "xx" recorded on different dates. Also, there are two judgments for PACE liens active against the subject property in favor of "xx" recorded on xx/xx/2016 and xx/xx/2022 respectively. The amount is not provided for the above judgments. The supporting document shows the first final judgment amount does not exceed xx and the second final judgment amount does not exceed xx.
No delinquent taxes have been found for the prior year.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx with an interest rate of 7.500% which was applied for the due date of xx/xx/2024. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx with an interest rate of 7.500% which was applied for the due date of xx/xx/2024. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
BWR has 4 months on the job as xx at xx BWR has switched multiple jobs since last year.
According to the updated title report dated xx/xx/2024, there are two notices of commencement recorded. The first notice of commencement (xx) was recorded on xx/xx/2023 at Book/Page# xx for "metal re-roof". The second notice of commencement (xx) was recorded on xx/xx/2023 at Book/Page# xx for "impact windows and doors". CCs do not show damage. Unable to confirm the current status of repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 37.637% Tape Value: 37.521% |---| 0.116% |----| 0.11600% Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: 74 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 010000000 Tape Value: 00000001 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 37.63%. Tape shows BWR ATR was not established. Further details were not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR has been an employee at XXXX. for 4 months, FICO 722, 1X30 since inception, and xxK equity in the subject."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.

The below fees were included in the test:

Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.

The below fees were included in the test:

Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx."
* Revised Loan Estimate is missing (Lvl 3)     "Revised LE #1 dated xx/xx/2023 is missing from the loan documents.
																																																																																							Revised LE #2 dated xx/xx/2023 is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
R2GMZ51ISGQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.875%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	xx	19.387%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of xx in favor of xx for xx.
No active judgments or liens were found.
The 2023 combined annual taxes were paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 7.875%. The current UPB reflected, as per the payment history, is xx.
As per the comments dated xx/xx/2023, xx/xx/2023, and xx/xx/2023, the borrower has made the additional principal payment in the amount of xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 7.875%. The current UPB reflected, as per the payment history, is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of a post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.
BWR has 2.16 years on the job as xx at xx.
BWR2 has 2.41 years on the job as xx at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	Field: Last Payment Received Date Loan Value: xx/xx/2024 Tape Value: xx/xx/2024 |---| 33 (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Payment History String Loan Value: 0000000 Tape Value: 0000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx."
* Revised Loan Estimate is missing (Lvl 3) "Revised #1 loan estimate dated xx/xx/2023 is missing from the loan documents. Documents tracker is available at xx page#390."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 19.39%. The tape shows an income misrepresentation by the BWR. Further details were not provided. BWR defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR has 2.16 years on the job as xx at xx, and BWR2 has 2.41 years on the job as xx at xx, FICO 767, 0X30 since inspection, and xxK equity in the subject."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl 2) "Home loan toolkit is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
A4G4Q6BOMQC	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.402%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of xx.
There are two hospital liens found against the borrower in favor of xx in the total amount of xx, which were recorded on xx/xx/2023 and xx/xx/2023.
There is a civil judgment found against the borrower in favor of The xx in the amount of xx, which was recorded on xx/xx/2023.
There is a prior state tax lien found against the subject borrower in favor of the xx, which was recorded on xx/xx/2019.
The 1st installment of county taxes for 2023 was paid in the amount of xx on xx/xx/2024.
The 2nd installment of county taxes for 2023 is due in the total amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.

According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 7.50%. The current UPB is xx.	Collections Comments:According to the review of the collection comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. The appraisal report in the loan file is as is, but the photo addendum of the subject property shows some repairs. CCs do not show any damage.
BWR has been SE for 3 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 20 Tape Value: 21 |---| -1 |----| -4.76190% Comment: As per note doc age of loan is 20; seller tape shows age of loan is 21. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2022 Tape Value: xx/xx/2022 Variance: 48 (Days) Variance %: Comment: As per note doc note date is xx/xx/2022; seller tape shows note date is xx/xx/2022. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report shows, there is an additional house on the subject lot that cannot be rebuilt and is in poor condition. Main house needed trimming and interior painting. Final CD does not reflect any escrow holdback. XXXX search shows an estimated value of xxK. Current UPB xxK. Elevated for the client review."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 7.894% exceeds APR threshold of 7.360% over by +0.534%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FC28NTF6UWG	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	23.715%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 in the amount of xx in favor of the xx, xx which was recorded on xx/xx/2022.
No active judgments or liens were found.
The county taxes for 2023 were paid in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes were found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied to the due date of xx/xx/2024. The P&I is xx, and the interest rate is 7.000%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied to the due date of xx/xx/2024. The P&I is xx, and the interest rate is 7.000%. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of a post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.

BWR has been SE for 3.16 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 23.668%   Tape Value: 23.670%   Variance: -0.002%   Variance %: -0.00200%   Comment: DTI is 23.668% but tape shows 23.670%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx/xx/2022 Tape Value: xx/xx/2022 Variance: 25 (Days) Variance %: Comment: Note date is xx/xx/2022 but tape shows xx/xx/2022. Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 7.334% exceeds APR threshold of 6.870% over by +0.464%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HYFKH4RVN4G	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	25.473%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of xx for xx.
No active liens or judgments have been found against the borrower or subject property.
The annual combined taxes for 2023 were paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.	As per review of the payment history as of xx/xx/2024, the loan is performing. The last payment was received in the amount of xx on xx/xx/2024 which was applied for the due date of xx/xx/2024. The next due date is xx/xx/2024. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 7.500%.
As per PH, there were multiple principal payments in December 2023, February 2024, and May 2024 in the total amount of xx. As per the collection comments dated December 2023, February 2024, and May 2024, these payments are made by the borrower.	Collections Comments:Currently, the loan is performing.
As per review of the payment history as of xx/xx/2024, the loan is performing. The last payment was received in the amount of xx on xx/xx/2024. The next due date is xx/xx/2024. Current UPB as of date reflected in the provided payment history is xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
The details on foreclosure and bankruptcy are not provided.
BWR has been SE for 6.66 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 25.473%   Tape Value: 25.470%   Variance: 0.003%   Variance %: 0.00300%   Comment: Housing ratio per UW is 25.473%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2022 Tape Value: xx/xx/2022 Variance: 26 (Days) Variance %: Comment: Original note document date is xx/xx/2022. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows subject property is being flipped, and the second appraisal as required was not documented on the loan. Further details were not provided. The review of the appraisal report shows the date of prior sales or transfers is xx/xx/2022, and the price of the prior sale or transfer was xx. The subject loan closed on xx/xx/2022, and the current sale price is xxK. No massive renovations or major changes took place. XXXX search shows an estimated value of xxK. Current UPB xxK."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 7.737% exceeds APR threshold of 6.560% over by +1.177%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5LU6NYU9HBL	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	56.411%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx with xx.
There is a junior mortgage against the subject property in favor of xx in the amount of xx originated on xx/xx/2023 and recorded on xx/xx/2023.
There is a junior mortgage against the subject property in favor of xx, a political subdivision of the State of Florida in the amount of xx originated on xx/xx/2023 and recorded on xx/xx/2023.
No active liens and judgments were found.
County annual taxes of 2023 were paid on xx/xx/2023 in the amount of xx
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The current P&I is xx and the interest rate is 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:The loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found related to damage or repairs.
BWR has been SE for 7.16 years at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS	Field: Payment History String Loan Value: 00000000 Tape Value: 100 |---| |----| Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 56.41%. Tape shows income miscalculation as student loan payments were not included in the DTI calculation. Further details not provided. Lender defect. Subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR has been SE for 7.16 years at xx, FICO 699, 0X30 since inception, and xxK equity in the subject."	* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "AUS is missing from the loan document."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4Y6XU103JE0	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.990%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Manufactured Housing	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	36.376%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx.
No active liens or judgments have been found.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx with an interest rate of 6.990% which was applied for the due date of xx/xx/2024. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx with an interest rate of 6.990% which was applied for the due date of xx/xx/2024. The current UPB is xx.
No foreclosure and bankruptcy evidence has been found.
BWR receives retirement income.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Payment History String Loan Value: 00000000000000000 Tape Value: 111111111111 |---| |----| Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Closing_Disclosure violations (Lvl 3) "Final CD does not clearly reflect points and fee amounts."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx.

Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the subject property is ineligible for agencies as the subject property is a park model (xx). As per the affidavit of affixation, the home is permanently affixed to the land. XXXX search shows an estimated value of xxK. Current UPB is xxK."
* Property is Manufactured Housing (Lvl 3) "As per the appraisal report located at "xx" the subject property is manufactured housing. As per the UT report dated xx/xx/2024, the manufactured home rider is located at "xx", and the affidavit of affixation is located at "xx", shows VIN# xx and the home is permanently affixed to the land. The final title policy schedule B shows an exception for the affidavit of affixation."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed Qualified Mortgage safe harbor threshold test due to APR calculated 8.150% exceeds APR threshold of 8.130% over by +0.020%. Subject loan is escrowed."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test
Initial loan estimate dated xx/xx/2022 reflects Appraisal Fee at xx. Final CD dated xx/xx/2022 reflects Appraisal Fee at xx.
Initial loan estimate dated xx/xx/2022 does not reflect Appraisal Re-Inspection Fee. Final CD dated xx/xx/2022 reflects Appraisal Re-Inspection Fee at xx.
Initial loan estimate dated xx/xx/2022 reflects HUD Label Verification Fee at xx. Final CD dated xx/xx/2022 reflects HUD Label Verification Fee at xx.
This is a cumulative increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is Purchase case, originated on xx/xx/2022 and the 1 year SOL is expired."
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 8.189% exceeds APR threshold of 8.130% over by +0.059%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx)."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2R32WVN534Y	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2022	xx/xx/2022	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	55.924%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx. No active judgments or liens have been found. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current P&I is xx and PITI is xx. The UPB is xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and next due date is xx/xx/2024. The UPB is xx. No foreclosure activity has been found. No details related to the bankruptcy have been found. BWR1 receives SSI, or retirement income. Borrower2 has 2 months on the job as xx with xx. BWR has prior employment experience as partime landscaper with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower #2 Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: As per note borrwer2 last name is XXXX, II. Tape Source: Initial Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Unavailable   Tape Value: xx/xx/2022   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per documents.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: 100.000%   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.189%   Tape Value: 96.500%   Variance: 1.689%   Variance %: 1.68900%   Comment: As per loan documents CLTV is 98.189%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 98.189%   Tape Value: 96.500%   Variance: 1.689%   Variance %: 1.68900%   Comment: As per loan documents LTV is 98.189%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000012344400001123 Tape Value: 111121111111 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan failed the GSE (xx) QM Points and Fees test due to Fees charged xx exceeds fees threshold of xx over by +xx. The below fees were included in the test: Administration Fee paid by Borrower: xx Points - Loan Discount Fee paid by Borrower: xx Processing Fee paid by Borrower: xx Underwriting Fee paid by Borrower: xx. Loan failed the Qualified Mortgage Lending Policy Points and Fees test due to Fees charged xx exceeds fees threshold of xx over by +xx. The below fees were included in the test: Administration Fee paid by Borrower: xx Points - Loan Discount Fee paid by Borrower: xx Processing Fee paid by Borrower: xx Underwriting Fee paid by Borrower: xx."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows borrower was delinquent by the time cardinal attempted to insure. No other defects present and loan is not current. As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and next due date is xx/xx/2024."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan file."
* Rebuttable Presumption - defined by loan findings (Lvl 3) "Loan failed FHA QM Rebuttable Presumption test due to Fees charged xx exceeds fees threshold of xx over by +xx. The below fees were included in the test: Administration Fee paid by Borrower: xx Points - Loan Discount Fee paid by Borrower: xx Processing Fee paid by Borrower: xx Underwriting Fee paid by Borrower: xx."	* Compliance Testing (Lvl 2) "Loan failed FHA QM Safe Harbor test threshold test due to APR calculated 4.793% exceeds APR threshold of 5.600% over By -0.807%. Subject loan is escrowed."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Y1741GE61KG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	xx	50.695%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with the lender xx.
No active liens or judgments have been found against the borrower or subject property.
The first installment of county taxes for 2024 was paid in the amount of xx.
The second installment of county taxes for 2024 is due in the amount of xx.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 7.500%.

Collections Comments:The loan is currently performing and the next due date is xx/xx/2024.
The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
BWR has 3 years on the job as xx with xx.
BWR 2 has 1.91 years on the job as xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #2 Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: As per note. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 000000000 Tape Value: 222110001122 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 50.69%. Tape shows an income miscalculation as garnishment was not included in the DTI calculation. Revised DTI is 53.75%. Further details not provided. Lender defect. Subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR has 10 years on the job as xx at xx, FICO 657, 0X30 since inception, and xxK equity in the subject."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7WY8C75FNZI	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.990%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	46.220%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of xx.
No active judgments or liens have been found.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx with an interest rate of 5.990% which was applied for the due date of xx/xx/2024. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx with an interest rate of 5.990% which was applied for the due date of xx/xx/2024. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
BWR has 1 year on the job as xx at xx Previously, BWR worked with the XXXX for 3 years and 4 months.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 21 Tape Value: 20 |---| 1 |----| 5.00000% Comment: Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000   Tape Value: CCCCCP   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per note property address street is XXXX. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Compliance Ease delivery and timing test for initial closing disclosure dated xx/xx/2022. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2022 which is less than 3 business days from the Consummation date xx/xx/2022. Subject loan is purchase case, originated on xx/xx/2022 and the 1 year SOL is expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 46.22%. Tape shows BWR fabricated a lease agreement to use rental income to qualify. Further details not provided. BWR defect. Subject loan originated on xx/xx/2022, and the 3-year SOL is active. xx FICO 751, 0X30 since inception, and xxK equity in the subject."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.220%, as the borrower income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is "xx" with a DTI of 46.220%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QKFAOXQXVH6	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	43.979%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
No active judgments or liens were found.
For Parcel # xx,
The annual combined taxes for 2023 were paid in the amount of xx on xx/xx/2024.
The annual utilities/MUD taxes for 2023 were paid in the amount of xx on xx/xx/2024.
For Parcel # xx,
The annual combined taxes for 2022 were paid in the amount of xx on xx/xx/2023.
The annual water/sewer charges for 2024 are delinquent in the amount of xx which were due on xx/xx/2024.
According to the payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The current monthly P&I is xx and the interest rate is 5.375%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found related to damage or repairs.
The occupancy of the subject property is owner-occupied.
BWR1 has 2.5 years on the job as xx with xx.
BWR2 has 6.66 years on the job as xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 21 Tape Value: 20 |---| 1 |----| 5.00000% Comment: Age of loan is 21. Tape Source: Initial Tape Type:
Field: Payment History String Loan Value: 0000000000000000000000 Tape Value: CCCCCP Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 43.97%. Tape shows BWR fabricated the lease agreement to use rental income to qualify. Further details not provided. BWR defect. Subject loan originated on xx/xx/2022, and the 3-year SOL is active. xx BWR2 has 6.66 years as a xx, FICO 701, 0X30 since inception, and xxK equity in the subject."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.97% the borrower's income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 43.97%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3J3BKU3JS4S	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.820%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	45.415%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 in the amount of xx with xx, and it was recorded on xx/xx/2022.
No active judgments or liens found
The semi-annual county taxes for 2023 were paid off in the amount of xx on xx/xx/2023 and xx/xx/2024 respectively.
The semi-annual other taxes for 2022 were paid off in the amount of xx on xx/xx/2023.
The utility charges for 2024 are due in the amount of xx on xx/xx/2024.
As per updated title report, no prior year taxes are delinquent.	According to the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which applied for xx/xx/2024. The current P&I is xx with an interest rate of 5.820%. The UPB as of the date mentioned in the updated payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 5.820%. The current UPB reflected as per the payment history is xx.
The reason for default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No evidence has been found regarding litigation and contested matter
No information has been found related to damage or repairs.
As per servicing comment dated xx/xx/2023, the property is owner-occupied.
BWR has been SE for 3.58 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report is as is, but the improvement section shows carpet needs to be replaced and interior paint needs to be done. The photo addendum shows peeling paint on the porch ceiling. The estimated cost to cure is xxK. 1004D report is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
* Occupancy concerns - (Lvl 4) "The subject was approved as OO, but the tape indicates that the property may be NOO due to misrepresentation. Further details were not provided. Elevated for client review."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx."
* Loan does not conform to program guidelines (Lvl 3) "As per the comment dated xx/xx/2023, the borrower stated that the fraud happened on their bank account. The account was fraudulently opened."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 45.41%. Tape shows subject is NOO due to misrepresentation and has a revised DTI of 50.85%. Further details not provided. BWR defect. Subject loan originated on xx/xx/2022, and the 3-year SOL is active. BWR has been SE for 3.58 years on the job as xx at xx, FICO 679, xxK equity in the subject, and xx disposable income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 does not reflect Points - Loan Discount Fee. CD dated xx/xx/2022 reflects Points - Loan Discount Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

TRID violation due to decrease in lender credit on closing disclosure dated xx/xx/2022. Initial LE dated xx/xx/2022 reflects lender credit at xx. Final CD dated xx/xx/2022 reflects lender credit at xx. This is decrease of xx for fee which has 0% tolerance test.

The subject loan is a purchase, originated on xx/xx/2022 and the 1-year SOL has expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.33%, as the borrower’s income is xxand total expenses are in the amount of xx and the loan was underwritten by LP (xx) and its recommendation is Accept with a DTI of 45.00%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FA85YODO6P2	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Other	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	50.160%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx with xx.
There is a prior mortgage active against the subject property in favor of xx in the amount of xx which originated on xx/xx/2022 and recorded on xx/xx/2022.
There is a code enforcement lien against xx in favor of the xx in the amount of xx which was recorded on xx/xx/2022 with case#CD-xx.
Annual county taxes of 2023 were paid on xx/xx/2023 in the amount of xx.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 6.375%. The current UPB is xx.	Collections Comments:According to the review of the collection comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. CCs do not show any damage.
BWR has 1.08 years on the job as xx at xx.. BWR prior employment details are not available.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Age of Loan Loan Value: 12 Tape Value: 11 |---| 1 |----| 9.09090% Comment: NA Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 50.160%   Tape Value: 48.148%   Variance: 2.012%   Variance %: 2.01200%   Comment: DTI is 50.160% but tape shows 48.148%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000000   Tape Value: CCCCCCCCCCCC   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property address is XXXX. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO, but the tape indicates that the property may be NOO due to misrepresentation. Further details were not provided. Elevated for client review."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is not signed by the borrower."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 48.148%. Tape shows NOO due to misrepresentation causing lender to omit BWR primary housing expense. Further details not provided. BWR defect. Subject was originated on XXX and the 3 year SOL is active. BWR has 1 year on the job as xx at xx, FICO 744, 0X30 since inception and xxK equity in subject."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Z2DXMXTG2O1	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	No	Not Applicable	Second	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.990%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.459%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx with xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
The annual installments of combined taxes for 2023 have been paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 6.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:
According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.58 years as a HR business partner at xx. BWR has prior employment experience as xx at xx between xx/xx/2017 and xx/xx/2023 for 5 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Condo/PUD Rider Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 6 Tape Value: 5 |---| 1 |----| 20.00000% Comment: As per note doc age of loan is 6; seller tape shows age of loan is 5. Tape Source: Initial Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per MI cert MI company name is other; seller tape shows MI company name is genworth.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000   Tape Value: CCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: As per appraisal subject property type is PUD; seller tape shows subject property type is single family. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 44.45%. Tape shows BWR fabricated the lease agreement to use rental income to qualify. Further details not provided. BWR defect. Subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR has 1.58 years as a HR business partner at XXXX, FICO 790, 0X30 since inception, and xxK equity in the subject."
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final CD as xx. Calculated finance charge is xx for an under disclosed amount of -xx. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is purchase case, originated on xx/xx/2023 and the SOL is 1 year."
																																																																																								* Condo / PUD rider Missing (Lvl 2) "As per the appraisal report dated xx/xx/2023, the property type is a PUD, and the PUD rider is not attached to the recorded mortgage."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
I693TY24S3D	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Idaho	xx	xx	xx	Idaho	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.750%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	27.545%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 in the amount of xx with the lender, xx which was recorded on xx/xx/2023.
There is a prior IRS lien against xx "xx" in the amount of xx in favor of "xx" which was recorded on xx/xx/2018.
The first and second installments of county taxes for 2023 were paid in the amount of xx.
There are delinquent water and sewer charges in the amount of xx, which are payable on xx/xx/2024.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is9/1/2024. The last payment was received on xx/xx/2024 in the amount of xx and was applied to the due date of xx/xx/2024. The monthly P&I is xx, and the interest rate is 9.750%. The current UPB is xx.
The PH for the transaction month of October 2023 shows a large payment in the amount of xx, and as per the comments dated xx/xx/2023 and xx/xx/2023, it is a borrower-made payment.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is9/1/2024. The last payment was received on xx/xx/2024 in the amount of xx and was applied to the due date of xx/xx/2024. The monthly P&I is xx, and the interest rate is 9.750%. The current UPB is xx.
As per the comment dated xx/xx/2024, the RFD was curtailment of income.
The comment dated xx/xx/2024 shows that the two payments were deferred in the amount of xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.
BWR has been SE for 22.25 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Initial Escrow Acct Disclosure Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Performing Tape Value: Collections, < 60 Days |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: -5 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 004422222223321 Tape Value: XXXXXXXXXXX0012332222222 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Application Missing (Lvl 3) "Final application is missing from the loan documents."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 10.048% exceeds APR threshold of 7.740% over by +2.308%. Subject loan is escrowed.

Loan failed qualified mortgage APR threshold test due to APR calculated 10.048% exceeds APR threshold of 8.490% over by +1.558%. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete due to initial CD is missing from the loan documents. Subject loan is a refinance, originated on xx/xx/2023 and the SOL is 3-year."
* GSE Points and Fees Test Violations (Lvl 3)     "The loan failed GSE QM APR test due to APR calculated 10.048% exceeds APR threshold of 8.490% over by +1.558%.  Subject loan is escrowed."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "The initial escrow account disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The subject loan is a refinance case. The tape shows the re-performance. The PH is missing from the loan files, and according to the seller's tape, the next due date is xx/xx/2024."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 10.125% exceeds APR threshold of 7.740% over by +2.385%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx)."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3VTAFJX5F4E	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx/xx/2022	xx	Investor	Yes	Yes	No	xx	Not Applicable	25.798%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 in the amount of xx with the lender, xx which was recorded on xx/xx/2022.
There is an issued permit #xx for plumbing against the subject property.
The first installment of city taxes for the year 2023 is due on xx/xx/2024 in the amount of xx.
The second installment of city taxes for the year 2023 is due on xx/xx/2025 in the amount of xx.
The annual water charges for 2024 have been delinquent in the amount of xx, which were due on xx/xx/2024 and good through xx/xx/2024.	As per the review of tape data of payment history as of xx/xx/2024, the borrower is currently delinquent with the loan for 2 months and the next due date is xx/xx/2024. Details of the last payment received are not available. The current P&I is xx, and the interest rate is 9.375%. The UPB is xx.	Collections Comments:As per the tape, the current status of the loan is performing.
As per the review of tape data of payment history as of xx/xx/2024, the borrower is currently delinquent with the loan for 2 months and the next due date is xx/xx/2024. Details of the last payment received are not available. The current P&I is xx, and the interest rate is 9.375%. The UPB is xx.
The comment history is missing from the loan files.
No evidence of foreclosure or bankruptcy activity has been found in the loan files.
No evidence of damage or repair has been found in the loan files.
The subject property is owner-occupied.
BWR has 7.16 years on the job as xx at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Original Note Doc Date Loan Value: xx/xx/2022 Tape Value: xx/xx/2022 |---| -41 (Days) |----| Comment: Original note date is xx/xx/2022. Tape Source: Initial Tape Type:
																																																																																				Field: Payment History String Loan Value: MMMMMMMMMMMMMMMMM0M Tape Value: XXXXXXX00011112222000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2F5V0URYORR	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.375%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Refinance	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2023	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx in favor of "xx".
No active liens and judgments have been found.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current P&I is xx and the interest rate is 8.375%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current P&I is xx and the interest rate is 8.375%. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
BWR employment details are not available. Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Payment History String Loan Value: 00000010111110 Tape Value: XXXXXXXXXXXX000111110100 |---| |----| Comment: NA Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0J4SC45VG1G	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.250%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	xx	38.299%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023, in the amount of xx in favor of "xx".
There is a prior judgment in the amount of xx in favor of "xx" which was recorded on xx/xx/2019. But the birth year of the defendant provided on supporting document is inconsistent with the subject borrower'xx's delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current P&I is xx and the interest rate is 8.250%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current P&I is xx and the interest rate is 8.250%. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
BWR has been SE for 4.16 years at xx.
BWR2 has been SE for 4.16 years at xx.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing Initial LE	Field: Payment History String Loan Value: 0000001000 Tape Value: XXXXXXXXXXXXXXXX00000100 |---| |----| Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to initial LE is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial LE is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Home loan toolkit is missing from the loan documents.
																																																																																							Settlement services provider list is missing from loan documents."			Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
A27S0IWLI9T	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	16.000%	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.807%	First	Commitment	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of xx in favor of xx.
There is an active junior mortgage against the subject property in favor of the xx in the amount of xx, which originated on xx/xx/2024 and was recorded on xx/xx/2024.
No active judgments or liens were found.
The annual combined taxes for 2023 are paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 6.75%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 6.75%. The current UPB reflected, as per the payment history, is xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
As per the seller's tape data, the subject property is owner-occupied.
BWR has 1.50 years on the job as xx at xx. BWR has prior employment experience as xx with xx between xx/xx/2020 and xx/xx/2022 for 2.08 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing Initial LE Missing or error on the Rate Lock Missing Required Disclosures Notice of Servicing Transfer	Field: Borrower DTI Ratio Percent Loan Value: 42.807% Tape Value: 42.810% |---| -0.003% |----| -0.00300% Comment: As per loan documents borrower DTI is 42.807%. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 105.000%   Tape Value: 104.840%   Variance: 0.160%   Variance %: 0.16000%   Comment: As per loan documents CLTV is 105.00%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 92.500%   Tape Value: 91.850%   Variance: 0.650%   Variance %: 0.65000%   Comment: As per loan documents LTV is 95.500%.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 358 Tape Value: 360 Variance: -2 Variance %: -0.55555% Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* LTV or CLTV exceeds 104% (Lvl 4) "Collateral Value used for Underwriting:xx Amount of Secondary Lien(xx):xx Loan Amount: xx CLTV = 105.000%. DU is approve/eligible with CLTV of 105%. UPB xx."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to initial LE is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from loan documents."
* Missing Initial LE (Lvl 3)     "Initial loan estimate is missing from loan documents."
* Missing Required Disclosures (Lvl 3)     "Home loan toolkit is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "List of service providers disclosure is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Notice of servicing transfer disclosure is missing from loan documents."
* Revised Loan Estimate is missing (Lvl 3) "Revised loan estimate is missing from loan documents."	* Cash out purchase (Lvl 2) "The subject loan is purchase case final closing disclosure dated xx/xx/2024 reflects cash to in the amount of xx."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CA504TPSB7D	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	48.565%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with the lender xx.
No active liens or judgments have been found against the borrower or subject property.
The first and second installments of county taxes for 2023-24 were paid in the amount of xx.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 6.000%.
PH shows a large payment of xx in Dec-23. CC dated xx/xx/2023 shows the same amount paid by BWR.

Collections Comments:The loan is currently performing and the next due date is xx/xx/2024.
The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated xx/xx/2023, the subject property is owner occupied.
As per the comment dated xx/xx/2023, the reason for default is curtailment of income.
As per the comment dated xx/xx/2023, the subject property was damaged. The type of damage is not available. The subject property needs repairs. The repair fees are added to those to those payable through HOA, which is a very large amount. We are unable to determine whether the repairs have been completed or not.
BWR has 7 years on the job as xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Original Note Doc Date Loan Value: xx/xx/2023 Tape Value: xx/xx/2023 |---| -4 (Days) |----| Comment: Original note date is xx/xx/2023. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 48.56%. Tape shows income miscalculation as qualifying income used is not supported by 2-year average income, and the revised DTI is 56%. Further details not provided. Lender defect. Subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR has 7 years on the job as xx at xx, FICO 720, 0X30 since inception, xxK equity in the subject, and xx disposable income.

xx/xx/2026: SOL expired. Downgraded to LVL 2"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "ComplianceEase exception failed the reimbursement amount validation test due to the loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan-failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2023 reflects Condo Cert fee at xx. CD dated xx/xx/2023 reflects Condo Cert fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2023 and the SOL is 1 year expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IZO8WANBRVS	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	No	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mid Rise Condo (5-8 Stories)	xx/xx/2022	xx	Investor	Yes	Yes	Yes	xx	xx	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2024	xx	Not Applicable	7.500%	xx	xx/xx/2024	XXXX	As per review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 in the amount of xx with xx, and it was recorded on xx/xx/2022.
No active judgments or liens found
The annual county taxes for 2023 were paid off in the amount of xx on xx/xx/2023.
As per updated title report, no prior year taxes are delinquent.	According to the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which applied for xx/xx/2024. The current P&I is xx with an interest rate of 7.500%. The UPB as of the date mentioned in the updated payment history is xx.	Collections Comments:The loan is performing.
According to the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2024. The UPB as of the date mentioned in the updated payment history is xx.
The loan modification agreement was made between the borrower and lender on xx/xx/2024. The new modified rate is 7.500% and borrower promises to pay the P&I of xx which began on xx/xx/2024. The new principal balance is xx and the maturity date is xx/xx/2052.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per comment dated xx/xx/2024, borrower was on forbearance plan.
As per servicing comment dated xx/xx/2023, the subject property is vacant.
According to servicing comments dated xx/xx/2023, the subject property was destroyed by hurricane disaster. As per comment dated xx/xx/2023, the loss draft in the amount of xx was reissued. As per the comment dated xx/xx/2023, the insurance claim was filed but it had been denied. No evidence has been found regarding whether repairs have been done or not.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower and lender on xx/xx/2024. The new modified rate is 7.500% and borrower promises to pay the P&I of xx which began on xx/xx/2024. The new principal balance is xx and the maturity date is xx/xx/2052.			3: Curable		* Loan does not conform to program guidelines (Lvl 3) "As per the tape data and review of the loan file, CDA (xx) dated xx/xx/2024 shows a xx value with a low risk score. Further details were not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IM9ABOUEKAI	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	31.556%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of xx.
There is prior civil judgment found against the subject borrower in favor of xx in the amount of xx which was recorded on xx/xx/2013.
There is state tax lien found against the subject borrower in favor of xx in the amount of xx which was recorded on xx/xx/2022.
The annual utilities /mud taxes for 2024 were due in the amount of xx on xx/xx/2024.
The annual combined taxes for 2023 were paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner occupied.

BWR has been SE for 4 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 31.556% Tape Value: 60.536% |---| -28.980% |----| -28.98000% Comment: NA. Tape Source: Initial Tape Type:
Field: Subject Property Detached/Attached Loan Value: Attached Tape Value: Detached Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 31.55%. The tape shows a rental income miscalculation as the lease agreement is missing from the loan documents. The revised DTI is 60.80%. Further details were not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active. BWR has been SE at xx for 4 years, with a FICO of 698, 0X30 since inception and xxK equity in the subject."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID total of payments test due to total of payment disclosed on final CD as xx Calculated total of payments is xx for an under disclosed amount of -xx. Reason for the disclosed total of payments of under disclosure is unknown as the fee itemization is missing. Subject loan is purchase case, originated on xx/xx/2022 and the SOL is 1 year expired."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 7.747% exceeds APR threshold of 6.670% over by +1.077%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx).

Loan failed the MD COMAR higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 7.747% exceeds APR threshold of 6.670% over by +1.077%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4ADSCCTT2ZA	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.875%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	xx	xx	Alternative	No	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.842%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2019 and was recorded on xx/xx/2019 in the amount of xx in favor of xx for xx.
There are six credit card judgments found against the borrower in the total amount of xx filed by different plaintiffs which were recorded on different dates xx/xx/2021, xx/xx/2022, xx/xx/2023, xx/xx/2023, xx/xx/2023, and xx/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 8.875%. The current UPB is xx.	Collections Comments:According to the review of the collection comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx.
The loan has not been modified since origination.
As per the review of the servicing comments, the foreclosure was initiated on xx/xx/2022. As per the collection comment dated xx/xx/2023, the foreclosure file was put on hold due to reinstatement. As per the collection comment dated xx/xx/2023, the foreclosure was dismissed on xx/xx/2023.
No post-close bankruptcy record has been found.
As per the collection comment dated xx/xx/2024, the subject property was located in Hurricane Ida. A new petition was filed for the damages. Unable to confirm the cost to cure and repair status.
BWR has been SE for 3 years with xx
Foreclosure Comments:As per the review of the servicing comments, the foreclosure was initiated on xx/xx/2022. As per the collection comment dated xx/xx/2023, the foreclosure file was put on hold due to reinstatement. As per the collection comment dated xx/xx/2023, the foreclosure was dismissed on xx/xx/2023.
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 49.842% Tape Value: 46.270% |---| 3.572% |----| 3.57200% Comment: Borrower DTI Ratio Percent is 49.842% Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.84%. Tape shows the revised DTI is 76.89%. Further details not provided. Lender defect. Subject loan originated on xx/xx/2019, and the 3-year SOL has expired. BWR has been SE for 3 years at xx, FICO 663, xxK equity in the subject, and xx disposable income."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 9.170%% exceeds APR threshold of 5.320% over by +3.850%.The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx)."
* MI, FHA or MIC missing and required (Lvl 2)     "Mortgage insurance certificate is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WPM7NWKJCKH	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.125%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	39.489%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of xx with xx.
No active judgments or liens have been found.
The first and second installments of town taxes for 2024 have been paid in the amount of xx.
The third installment of town taxes for 2024 is due in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 8.125%. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2024, the bulk payment made in the month of March 2024 was paid by the borrower in the amount of xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 14.83 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 39.489% Tape Value: 39.490% |---| -0.001% |----| -0.00100% Comment: Borrower DTI ratio percent is 39.48%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000   Tape Value: CCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property address street is XXXX.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 356 Tape Value: 360 Variance: -4 Variance %: -1.11111% Comment: Stated remaining term is 356. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the prohibited fees test. (xx). The loan does charge fee(xx) not provided for in this act, which is prohibited.
Prohibited Fees Test Inclusion:
Buyer Attorney Fee paid by Borrower: xx
Final Water Escrow paid by Seller: xx
Lock Extension Fee paid by Borrower: xx
Seller Attorney paid by Seller: xx
Title - Closing Protection Letter paid by Borrower: xx
Title - Software Fee paid by Borrower: xx."
* Loan does not conform to program guidelines (Lvl 3)     "The subject was approved at 39.48%. Tape and file show CPA letter but missing attestation that financials were audited. Further details not provided. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has been SE for 14.83 years at xx, FICO 763, 0X30 since inception, and xxK equity in the subject."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "TRID total of payment disclosed on final CD as xx. Calculated Total of Payments is xx for an under disclosed amount of -xx. Reason for the disclosed total of payments of xx is not considered accurate because it is understated by more than xx. Subject loan is purchase case, originated on xx/xx/2024 and the 1 year SOL is active."		Moderate	Pass	Fail	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EYQS0XTAUZJ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.875%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	9.358%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx with xx.
No active liens and judgments have been found.
The second installment of combined taxes for 2024 is due in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The monthly P&I is xx and the interest rate is 8.875%. The current UPB is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The monthly P&I is xx and the interest rate is 8.875%. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-closing bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. CCs do not show any damage.
BWR has been SE for 36.16 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2023 reflects Transfer Taxes at xx. Final CD dated xx/xx/2023 reflects Transfer Taxes at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/2023 and 3-years SOL is active."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The seller’s tape shows payment-related issues due to NSF. As per tape, the servicer was drafting the payments on the wrong day, which leads to NSF. The NSF triggered the borrower's account to be frozen, which lead to more payment issues. As per tape, the loan payments were later corrected, and the BWR is due for June 2024 payment. According to the payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The current UPB is xx."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BPZ3F4L8542	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	44.922%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of xx
There is a junior mortgage against the subject property in favor of State Employee’s Credit Union in the amount of xx which originated on xx/xx/2024 and recorded on xx/xx/2024.
No active judgments or liens were found.
The annual combined taxes for 2023 were paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.
As per the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The current monthly P&I is xx and the interest rate is 4.875%. The current UPB is xx. PH dated xx/xx/2024 shows multiple payments in the total amount of xx which were applied for the due dates from xx/xx/2023 to xx/xx/2024. As per CC dated xx/xx/2024 and xx/xx/2024, these are BWR payments.
Collections Comments:The current status of the loan is performing.
As per the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current monthly P&I is xx and the interest rate is 4.875%. The current UPB is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found related to damage or repairs.
As per the seller’s tape data, the subject property has been occupied by the owner.
BWR1 has 14.08 years on the job as xx with xx.
BWR2 has 4.66 years on the job as xx with xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 24 Tape Value: 26 |---| -2 |----| -7.69230% Comment: Age of Loan is 24 Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is not applicable   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 76.613%   Tape Value: 96.939%   Variance: -20.326%   Variance %: -20.32600%   Comment: Original Standard LTV(OLTV) is 76.613%   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per note property address is XXXX. Tape Source: Initial Tape Type:	3: Curable		* Property Marketability Issues (Lvl 3) "The tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of xxK. Comp #2 with a sales price of xxK, is closest to the subject property. XXXX search shows an estimated value of xxK. Current UPB is xxK. Further details not provided."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IJHC6BCWSAW	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Reduced	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of xx for xx.
There is a medical lien against xx "xx" in favor of "xx" in the amount of xx, which was recorded on xx/xx/2023.
The annual combined taxes for 2022 were paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.	As per the review of tape data of payment history as of xx/xx/2024, the borrower is currently delinquent with the loan for 2 months and the next due date is xx/xx/2024. Details of the last payment received are not available. The current P&I is xx, and the interest rate is 8.875%. The UPB is xx.	Collections Comments:The current status of the loan is collection.
As per the review of tape data of payment history as of xx/xx/2024, the borrower is currently delinquent with the loan for 2 months and the next due date is xx/xx/2024. Details of the last payment received are not available. The current P&I is xx, and the interest rate is 8.875%. The UPB is xx.
The RFD is unable to be determined.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of a post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.
BWR employment details are not available. The subject is no ratio.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Escrow Account Indicator Loan Value: Yes Tape Value: No |---| |----| Comment: Escrow account indicator is Yes. Tape Source: Initial Tape Type:
Field: Original Appraisal Date Loan Value: xx/xx/2022 Tape Value: xx/xx/2022 Variance: -2 (Days) Variance %: Comment: Original appraisal date is xx/xx/2022. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed CT nonprime home loan test due to the loan is a nonprime home loan, as defined in the legislation.

Loan failed qualified mortgage APR threshold test due to APR calculated 9.433% exceeds APR threshold of 7.410% over by +2.023%."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The following fees were included in the test:
Appraisal Review Fee paid by Borrower: xx
Document Preparation Fee paid by Borrower: xx
Mortgage Broker Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx.

Loan failed GSE (xx) QM APR test due to APR calculated 9.433% exceeds APR threshold of 7.410% over by +2.023%.

Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The following fees were included in the test:
Appraisal Review Fee paid by Borrower: xx
Document Preparation Fee paid by Borrower: xx
Mortgage Broker Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3) "The tape shows non-performance. As per the tape, as of xx/xx/2024, the borrower has been delinquent for 2 months and the next due date is xx/xx/2024. The latest PH is missing from the loan files."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial LE estimate delivery and timing test. Initial LE dated xx/xx/2022 delivered on xx/xx/2022 which is more than 3 business days from initial application date xx/xx/2022. The subject loan is a purchase case, originated on xx/xx/2022, and the 1-year SOL is expired.

Loan failed compliance ease delivery and timing test for initial loan estimate dated xx/xx/2022. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2022, which is greater than 3 days from the initial application date xx/xx/2022. Unable to determine delivery date due to missing document tracker. TRID is failing for timing of initial LE. The subject loan is a purchase case, originated on xx/xx/2022, and the 1-year SOL is expired."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 9.469% exceeds APR threshold of 6.660% over by +2.809%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx).

Loan failed qualified mortgage safe harbor threshold test due to APR calculated 9.433% exceeds APR threshold of 6.660% over by +2.773%. Subject loan is escrowed."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XO694UJU615	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	Second	$0.00	xx	xx/xx/2024	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	xx	xx	Reduced	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".
There is an active prior mortgage against the subject property in the amount of xx in favor of "xx" which was recorded on xx/xx/2021.
There is a junior mortgage active against the subject property in the amount of xx in favor of "xx" which was recorded on xx/xx/2024.
There are five prior judgments active against the current owner in the total amount of xx in favor of xx recorded on different dates.
There is a junior judgment active against the current owner in the amount of xx in favor of "xx" which was recorded on xx/xx/2023.
There are two junior state tax liens active against the subject borrower in the total amount of xx in favor of xx recorded on different dates.
There is a prior UCC lien in favor of "xx" recorded on xx/xx/2018. Also, there is a junior UCC lien in favor of "xx" recorded on xx/xx/2023. The amount of UCC liens are not available.
There is certificate of tax lien (xx) against the prior owner in the amount of xx in favor of "xx" which was recorded on xx/xx/2018. The supporting document located at "xx" shows that the lien was filed upon all real and personal property owned or acquired by the tax payer.
There are two judgments in the total amount of xx which were recorded on xx/xx/2022 and xx/xx/2024. But the defendant’s name is inconsistent with the subject borrower.
No delinquent taxes have been found for the prior year.
According to the payment history as of xx/xx/2024, the borrower is 7 months delinquent with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2024 in the amount of xx with an interest rate of 8.875% which was applied for the due date of xx/xx/2023. The current UPB is xx.	Collections Comments:The current status of the loan is foreclosure.
According to the payment history as of xx/xx/2024, the borrower is 7 months delinquent with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2024 in the amount of xx with an interest rate of 8.875% which was applied for the due date of xx/xx/2023. The current UPB is xx.
No bankruptcy evidence has been found.
The foreclosure was initiated in 2024. The complaint has not been filed yet. As per the collection comment dated xx/xx/2024, the foreclosure was placed on hold due to loss mitigation. Currently, the loan is under active trial plan from xx/xx/2024 to xx/xx/2024.
As per the collection comment dated xx/xx/2024, the servicer provided trial plan to the borrower from xx/xx/2024 to xx/xx/2024. The new modified UPB is xx, modified P&I is xx and the new interest rate is 8.875% until the maturity date of xx/xx/2054. The comment dated xx/xx/2024 shows that the first trial payment was received. Currently, the loan is under active trial plan.
As per the collection comment dated xx/xx/2024, the RFD is health problems.
BWR employment details are not available. The subject loan type has no ratio.
The appraisal report is as is. But the subject property of the photo addendum shows bedroom 1 window side wall paint is peeling and 700 (xx) upper side wall paint is peeling. CCs do not show damage.

Foreclosure Comments:The foreclosure was initiated in 2024. The complaint has not been filed yet. As per the collection comment dated xx/xx/2024, the foreclosure was placed on hold due to loss mitigation. The loan is currently under active trial plan from xx/xx/2024 to xx/xx/2024.
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Foreclosure Tape Value: Collections |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Escrow account indicator is Yes.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2022 Tape Value: xx/xx/2022 Variance: -7 (Days) Variance %: Comment: Original note doc date is xx/xx/2022. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report is as is, but the photo addendum shows peeling paint in bedroom 1 and near the smoke alarm. 1004D is missing from the loan documents."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed compliance ease delivery and timing test for revised CD dated xx/xx/2022. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2022 which is after the consummation date xx/xx/2022.

Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The following fees were included in the test:
Appraisal Review Fee paid by Borrower: xx
Document Preparation Fee paid by Borrower: xx
Mortgage Broker Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial LE delivery and timing test. Initial LE dated xx/xx/2022 delivered on xx/xx/2022 which is more than 3 business days from initial application date xx/xx/2022. The subject loan is a refinance case, originated on xx/xx/2022, and the SOL is 3 years.

Loan failed compliance ease delivery and timing test for initial loan estimate dated xx/xx/2022. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2022  which is greater than 3 days from the initial application date xx/xx/2022. Unable to determine delivery date due to missing document tracker. TRID is failing for timing of initial LE. The subject loan is a refinance case, originated on xx/xx/2022, and the SOL is 3 years."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by xx.
The following fees were included in the test:
Appraisal Review Fee paid by Borrower: xx
Document Preparation Fee paid by Borrower: xx
Mortgage Broker Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx.

Loan failed GSE (xx) QM APR test due to APR calculated 9.479% exceeds APR threshold of 7.530% over by +1.949%.

Loan failed qualified mortgage APR threshold test due to APR calculated 9.479% exceeds APR threshold of 7.530% over by +1.949."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows non performing. Further details were not provided. According to the payment history as of xx/xx/2024, the borrower is 7 months delinquent with the loan. The next due date is xx/xx/2023. The current UPB is xx."	* Compliance Testing (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 9.479% exceeds APR threshold of 6.780% over by +2.699%. Subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 9.493% exceeds APR threshold of 6.780% over by +2.713%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx).

Loan failed the CA AB 260 higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 9.493% exceeds APR threshold of 6.780% over by +2.713%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JJHSKAE7G1L	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	First	$3,660.09	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	43.533%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2012	xx	Not Applicable	6.000%	xx	xx/xx/2012	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2007 in the amount of xx with the lender, xx which was recorded on xx/xx/2007.
There is a civil judgment against xx "xx" in the amount of xx, which was filed by the plaintiff "xx" and recorded on xx/xx/2024.
The first and second installments of county taxes for 2024 are delinquent in the amount of xx, which is payable on xx/xx/2024.
The third installment of county taxes for 2024 is due on xx/xx/2024 in the amount of xx.	According to the payment history as of xx/xx/2024, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx and was applied to the due date of xx/xx/2024. The monthly P&I is xx, and the interest rate is 6.000%. The current UPB is xx.	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2024, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx and was applied to the due date of xx/xx/2024. The monthly P&I is xx, and the interest rate is 6.000%. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of a post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified between the borrowers "xx" and the lender "xx" on xx/xx/2012. As per this modification agreement, the new principal balance is xx, and the borrowers promised to pay principal and interest in the amount of xx at a rate of 6.000%. According to this agreement, the new maturity date will be xx/xx/2037.	Notice of Servicing Transfer	Field: Interest Paid Through Date Loan Value: Unavailable Tape Value: xx/xx/2024 |---| |----| Comment: Tape Source: Initial Tape Type:
																																																																																				Field: Original Stated Rate Loan Value: 6.00000% Tape Value: 2135.780% Variance: -2129.78000% Variance %: -2129.78000% Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The notice of servicing transfer is missing from loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0ADKVAVX9PU	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.525%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	46.236%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of xx in favor of xx for xx
There is a prior mortgage against the subject property in favor of xx in the amount of xx which originated on xx/xx/2023 and recorded on xx/xx/2023 with the instrument# xx
No active judgments or liens were found.
The combined annual taxes for 2023 were paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024, in the amount of xx which was applied to the due date of xx/xx/2024. The current monthly P&I is xx, and the interest rate is 6.525%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the collection comment dated xx/xx/2024, the subject property is located in FEMA declared disaster area. CCs do not show any damage.
As per seller tape data, the property is owner-occupied.
BWR has nine months on the job as xx with xx. BWR has prior employment experience as xx with xx. between xx/xx/2019 and xx/xx/2021 for 2.08 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	Field: Age of Loan Loan Value: 11 Tape Value: 13 |---| -2 |----| -15.38461% Comment: Age of loan is 11. Tape Source: Initial Tape Type:
Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 46.23%. The tape shows rental and OT income used for qualification is not supported. Further details not provided. The revised DTI is 60.30%. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR has 9 months on the job as xx with xx, FICO 738, 0X30 since inception, and xxK equity in the subject."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																							* Missing Initial 1003_Application (Lvl 3) "Initial application signed by the loan originator is missing from the loan documents."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2023 does not reflects tract search fee. Final CD dated xx/xx/2023 reflects tract search fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2023 and the 1-year SOL is expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
W5X7SG8XETX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Investor	Yes	Yes	No	xx	xx	48.984%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2024	xx	Not Applicable	5.875%	xx	xx/xx/2024	XXXX	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of xx.
No active judgment or liens have been found.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx with an interest rate of 5.875% which was applied for the due date of xx/xx/2024. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx with an interest rate of 5.875% which was applied for the due date of xx/xx/2024. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
BWR has 18.91 years on the job as xx at xx.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower and lender with an effective date of xx/xx/2024 and the new modified principal balance is xx. The borrower promised to pay P&I in the amount of xx with fixed interest rate of 5.875% starting on xx/xx/2024 until the maturity date of xx/xx/2064.	Field: Borrower DTI Ratio Percent Loan Value: 48.984% Tape Value: 94.318% |---| -45.334% |----| -45.33400% Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: -24 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000044333210000000000000   Tape Value: CC123334CCCC1   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx/xx/2064 Tape Value: xx/xx/2052 Variance: 4262 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan is NOO and was approved at 48.98%. The tape shows undisclosed mortgage debt opened prior to closing. The mortgage debt payments are made by the BWR's business but are included in the DTI calculation as the business is at a loss. Further details not provided. The revised DTI is 105.96%. BWR defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active. BWR has 18.91 years on the job as xx at xx. FICO 707, and xxK equity in the subject."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
H6O96C3RJC1	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	39.187%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of xx for xx.
No active judgments or liens were found.
The annual county taxes for 2023 were paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 6.50%. The current UPB is xx.	Collections Comments:According to the review of the collection comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-closing bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. CCs do not show any damage.
BWR has 2.33 years on the first job as xx at xx. BWR has 1 month on the second job as xx at xx. BWR has prior employment experience as xx at xx between xx/xx/2020 and xx/xx/2020 for 2 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Age of Loan Loan Value: 17 Tape Value: 16 |---| 1 |----| 6.25000% Comment: NA. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00011000110101100   Tape Value: 1CC11CCC1CCCC   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per note property address is XXXX. However, the tape shows XXXX. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 39.18%. Tape shows lender failed to verify prior 2 year history for using income from second job for qualification. Further details not provided. Lender defect. Subject loan originated on xx/xx/2022, and the 3-year SOL is active. BWR has 2.33 years on the first job as xx at xx. BWR has 1 month on the second job as xx at xx, FICO 756, and xxK equity in the subject.

xx/xx/2026: SOL expired. Downgraded to LVL 2."
																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is not signed by the borrower."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
L28X0ZCWKR1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.990%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	xx	47.150%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of xx in favor of xx for xx.
No active judgments or liens were found.
The first installment of county taxes for 2024 was paid on xx/xx/2024 in the amount of xx.
The second installment of county taxes for 2024 is due on xx/xx/2024 in the amount of xx.
No prior year’s delinquent taxes have been found.
As per the provided payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The monthly P&I is xx, and the interest rate is 5.990%. The current UPB per PH is xx.	Collections Comments:The current status of the loan is performing.
As per the provided payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB per PH is xx.
No information has been found related to damage or repairs.
As per seller tape data, the property is owner-occupied.
BWR1 has 10 months on the job as xx at xx. BWR1 has prior employment experience as xx at xx between xx/xx/2019 and xx/xx/2021 for 1.7 years.
BWR2 has 2.5 years on the job as xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is not applicable Tape Source: Initial Tape Type:
Field: Payment History String Loan Value: 00000001000 Tape Value: CCCPPPPPPPC1 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 47.150%. The tape shows BWR was not employed prior to closing. The revised DTI is 172%. Further details were not provided. BWR defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR1 has been an employee at Infosys for 10 months, and BWR2 has been an xx, FICO 802, 1X30 since inception, and xxK equity in the subject."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is not signed by borrower."
																																																																																								* Missing Required Disclosures (Lvl 2) "Home loan toolkit is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
G2T3Q4EOCSY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	xx	33.090%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of xx in favor of xx for xx.
No active judgments or liens were found.
The 1st and 2nd installments of town taxes for 2024 were paid in the total amount of xx on xx/xx/2024 and xx/xx/2024.
The 3rd and 4th installments of town taxes for 2024 were due in the total amount of xx on xx/xx/2024 and xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 6.500%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
BWR1 has 1.5 years on the job as xx at xx. BWR1 has prior employment experience as xx with xx between xx/xx/2020 and xx/xx/2022 for 2.16 years.
BWR2 has 3.58 years on the job as xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing Dicsloures Missing Initial LE Notice of Servicing Transfer	Field: Age of Loan Loan Value: 10 Tape Value: 9 |---| 1 |----| 11.11111% Comment: Age of loan is 10. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000000000 Tape Value: CCCPPPPPCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "The loan failed the state regulation for the prohibited fees test. The following fees were included in the test: Condo Budget/ByLaws/Master paid by Borrower: xx Condo Insurance Fee paid by Borrower: xx Condo Questionnaire paid by Borrower: xx Flood Determination Fee paid by Borrower: xx HOA Capital Contribution paid by Borrower: xx July/August Maintenance Fee paid by Borrower: xx Real Estate Compliance Fee paid by Borrower: xx Title - Condo Cert paid by Borrower: xx Title - Escrow Fee paid by Borrower: xx Title-Closing Service Letter paid by Borrower: xx Title-Escrow Service Charge paid by Seller: xx Title-Legal Description paid by Borrower: xx Title-Obtain Satisfaction and Release paid by Seller: xx Title-Platform Pass paid by Borrower: xx Title-Post Closing Settlement Service paid by Borrower: xx Title-Recording Service Charge paid by Seller: xx Title-Tax Service Fee paid by Borrower: xx Title-Wire Fee paid by Seller: xx."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete due to the initial LE missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "The initial LE is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Home loan toolkit is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows that, as per the condo questionnaire, the subject condo association is involved in active litigation, and the association could not confirm if the HI policy has sufficient coverage to cover any potential claim amount (xx). Further details not provided. The condo questionnaire or litigation documents are missing from the loan documents. XXXX search shows an estimated value of xxK Current UPB xxK."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA finance charge test. Finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of -xx. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is purchase case, originated on xx/xx/2023 and the 1 year SOL is expired."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4VN4W6LKACU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.750%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	xx	45.319%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of xx in favor of xx
There is a prior mortgage against the subject property in the amount of xx and in favor of "xx" which was originated on xx/xx/2023 and recorded on xx/xx/2023.
There is a prior civil judgment against xx in favor of the xx, XXXX in the amount of xx which was recorded on xx/xx/2020
The annual combined taxes for 2023 were paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.
The loan was originated on xx/xx/2024, with a first payment date of xx/xx/2024. As per the PH and the tape data as of xx/xx/2024, the next payment due date is xx/xx/2024, and the current UPB is xx. The current P&I is xx, and the interest rate is 9.750%.
Collections Comments:The current status of the loan is performing.
The loan was originated on xx/xx/2024, with a first payment date of xx/xx/2024. As per the PH and the tape data as of xx/xx/2024, the next payment due date is xx/xx/2024, and the current UPB is xx. The current P&I is xx, and the interest rate is 9.750%.
No information has been found related to the damage or repairs.
As per the seller’s tape data, the subject property has been occupied by owner.
BWR1 has been SE for 12.25 years at xx
BWR2 has been SE for 12.25 years at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: Note reflects, borrower #1 middle name is XXXX. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test because it failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed ComplianceEase delivery and timing test for revised CD dated xx/xx/2024. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2024 which is after the consummation date xx/xx/2024.  Loan failed charges that cannot increase the 0% tolerance test. Loan estimate dated xx/xx/2024 reflects Points - Loan Discount Fee at xx. CD dated xx/xx/2024 reflects Points - Loan Discount Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is available. COC is not getting tested due to loan failing TRID delivery and timing test.

The subject loan is a purchase, originated on xx/xx/2024 and the 1-year SOL is active."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "Infinity compliance results also show that the loan failed the HPML test due to an APR calculated at 10.074% exceeding the APR threshold of 8.460% over 1.614%, and the subject loan is not escrowed. Tape shows the loan did not have an escrow account, which is required for HPML loans. Subject loan originated on xx/xx/2024 and the 1 year affirmative defense period is open. SOL will expire on xx/xx/2025"		Critical	Fail	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
K9O5VCW34RJ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	46.411%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with the lender xx. for the amount of xx.
There is a junior mortgage that was originated on xx/xx/2024 and recorded on xx/xx/2024 with the lender "xx" for the amount of xx.
The first and second installments of county taxes for 2023 were paid in the amount of xx.
The water/sewer taxes for 2024 are delinquent in the amount of xx on xx/xx/2024.
According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 6.375%.

Collections Comments:The loan is currently performing and the next due date is xx/xx/2024.
The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
The appraisal report reflects as is, but a photo addendum shows the laundry room, water heater wall, and garage interior wall need to be repainted. The estimated cost to cure is not available. CCs do not show damage.
BWR has 2.25 years on the job as xx at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 46.411% Tape Value: 89.000% |---| -42.589% |----| -42.58900% Comment: Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 46.411%   Tape Value: 89.000%   Variance: -42.589%   Variance %: -42.58900%   Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date Loan Value: xx/xx/2024 Tape Value: xx/xx/2024 Variance: 28 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 46%. Tape shows income miscalculation and revised DTI is 89%. Further details not provided. Lender defect. Subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 2.25 years on the job as xx at xx. FICO 756, 0X30 since inception, xxK equity in the subject."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report is as is, but photo addendum shows laundry room wall and garage interior wall need to be repainted. 1004D is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD dated xx/xx/2024 reflects cash to in the amount of xx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TCTEQ122YAR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	xx	43.645%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of xx in favor of xx for xx.
No active judgments or liens were found.
Tax status to follow
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024. The unpaid principal balance is xx. The current P&I is xx and the current interest rate is 5.875%.

Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024. The unpaid principal balance is xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
BWR has 1.41 years on the job as xx at xx. Previously, BWR worked as a field associate at xx for 2 months.
BWR2 has 2 years on the job as xx at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at 43.64%. Tape and file show BWR has limited credit experience as there is no housing history and only 1 open trade (xx). Further details not provided. Lender defect. Loan originated xx/xx/2023 and the 3 year SOL is active.
																																																																																						BWR has 1.41 years on the job as xx at xx, and BWR2 has 2 years on the job as xx at xx, FICO 726, 0X30 since inception, and xxK equity in the subject."		* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UT8BQBJEP2P	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	xx	Unavailable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	36.869%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with the lender xx.
No active liens or judgments have been found against the borrower or subject property.
The first installment of county taxes for 2023 was paid in the amount of xx.
The second installment of county taxes for 2023 is due in the amount of xx.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 3.625%.
Collections Comments:The loan is currently performing and the next due date is xx/xx/2024.
The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
The Covid-19 attestation is located at "xx".
BWR#1 has one month on the job as xx at xx. BWR has prior employment experience as xx at xx between xx/xx/2015 and xx/xx/2021 for 5.75 years.
BWR#2 has 12.08 years on the job as xx at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable. Tape Source: Initial Tape Type:	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of xxK. Comp #2 with a sales price of xxK, is closest to the subject property. XXXX search shows an estimated value of xxK. Current UPB is xxK."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BS4EP0H6XN2	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2020	xx/xx/2020	FHA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	31.571%	First	Final policy	Not Applicable	xx	xx/xx/2024	xx	Not Applicable	3.250%	xx	xx/xx/2024	XXXX	As per the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2020 and was recorded on xx/xx/2020 in the amount of xx with the lender, xx.
There is a junior mortgage in the amount of xx in favor of xx for xx. which was recorded on xx/xx/2020.
There is a prior civil judgment against xx, xx, in the amount of xx in favor of xx, which was recorded on xx/xx/2008.
There is a prior credit card judgment against xx, xx, in the amount of xx in favor of xx, which was recorded on xx/xx/2008.
There is a prior civil judgment against xx, xx, in the amount of xx in favor of xx. which was recorded on xx/xx/2010.
There is a prior medical or hospital judgment against xx, xx, in the amount of xx in favor of xx, which was recorded on xx/xx/2011.
There is a prior civil judgment against xx, xx, in the amount of xx in favor of xx. XXXX, which was recorded on xx/xx/2011.
The annual county taxes for the year 2023 were paid in the amount of xx.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The P&I is xx and the interest rate is 3.25%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx.
As per tape, the trial payment plan was active from xx/xx/2023 to xx/xx/2024. The loan was modified on xx/xx/2024 with a first modified payment due date of xx/xx/2024.
As per collection comment dated xx/xx/2024, the reason for default is excessive obligations. As per collection comment dated xx/xx/2023, the property is occupied by the owner. No evidence of damage or repair has been found.
The foreclosure was initiated on xx/xx/2023. Comment dated xx/xx/2024 shows that FC action was closed due to loan modification. Further details are not provided.
BWR has 2.25 years on the job as xx at xx.
Covid-19 attestation is located at "xx"
Foreclosure Comments:As per the collection comments as of xx/xx/2024, the foreclosure was initiated on xx/xx/2023. Comment dated xx/xx/2024 shows that FC action was closed due to loan modification. Further details are not provided.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2024. The new modified principal balance is xx. The borrower agreed to pay modified P&I of xx with an interest rate of 3.25% beginning on xx/xx/2024. The new maturity date is xx/xx/2064.	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 31.571% Tape Value: 30.146% |---| 1.425% |----| 1.42500% Comment: Borrower DTI ratio is 31.571%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2020   Tape Value: xx/xx/2022   Variance: -760 (Days)   Variance %:    Comment: First payment date is xx/xx/2020.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 21.431%   Tape Value: 20.006%   Variance: 1.425%   Variance %: 1.42500%   Comment: Housing ratio is 21.431%.   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: 31 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 101.688%   Tape Value: 99.430%   Variance: 2.258%   Variance %: 2.25800%   Comment: Original CLTV is 101.688.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 98.188%   Tape Value: 96.500%   Variance: 1.688%   Variance %: 1.68800%   Comment: Original LTV is 98.188%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2064 Tape Value: xx/xx/2064 Variance: 29 (Days) Variance %: Comment: Stated maturity date is xx/xx/2050. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the subject loan is manufactured home, and it was discovered that the DMV title was incorrect. A new title from the DMV and property are now considered real estate and are assessed properly."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property is Manufactured Housing (Lvl 2)     "Home is affixed.
																																																																																								As per the appraisal report, the subject property is a manufactured home. The affidavit of affixation document is available at XXXX 7729 Origination File_Pg#333, which shows property is permanently affixed to the land and the VIN# is XXXX. Tape shows that the property is a manufactured home. After closing it was discovered that the DMV title was never surrendered by the current owner. Lender worked with xx as a xx."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1YPDX04XJNR	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.750%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	48.782%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of xx in favor of xx for xx.
No active judgments or liens were found.
The 2023 county annual taxes were paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 8.750%. The current UPB is xx.	Collections Comments:According to the review of the collection comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-closing bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. CCs do not show any damage.
BWR has 4 months on the job as xx at xx. BWR also receives 401K asset utilization income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 1 Tape Value: 3 |---| -2 |----| -66.66666% Comment: Age of the loan is 1. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: -33 (Days)   Variance %:    Comment: Original appraisal date is xx/xx/2024.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2054 Tape Value: xx/xx/2054 Variance: -31 (Days) Variance %: Comment: Stated maturity date is xx/xx/2054. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 9.096% exceeds APR threshold of 8.450% over by +0.646%. Subject loan is not escrowed.

The loan fails the delivery and timing test for the revised loan estimate dated xx/xx/2024. The document tracker is missing, and 3 business days were added to get the receipt date of xx/xx/2024, which is less than 7 business days before the consummation date of xx/xx/2024."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx)(xx)) due to an APR calculated at 9.102% exceeds APR threshold of 8.450% over by +0.652%. The subject loan is not escrowed. Also, the tape shows the loan did not have an escrow account, which is required for HPML loans. Subject loan originated on xx/xx/2024 and the 1 year affirmative defense period is open. SOL will expire on xx/xx/2025."		Critical	Fail	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8YQIKPIBUDK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.750%	360	xx/xx/2024	xx/xx/2024	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	xx	35.953%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of xx in favor of xx.
There is a prior judgment active against the subject borrower in favor of "xx" which was recorded on xx/xx/2024. The amount of judgment is not provided.
The second installment of county tax for 2024 is due in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx with an interest rate of 7.750% which was applied for the due date of xx/xx/2024. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx with an interest rate of 7.750% which was applied for the due date of xx/xx/2024. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
BWR has 6.16 years on the job as xx.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 35.953% Tape Value: 36.395% |---| -0.442% |----| -0.44200% Comment: Borrower DTI ratio is 35.953%. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.189%   Tape Value: 96.500%   Variance: 1.689%   Variance %: 1.68900%   Comment: Collateral Value used for Underwriting: xx. Amount of Secondary Lien(s): xx. Loan Amount: xx. CLTV 98.189%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 98.189% Tape Value: 96.500% Variance: 1.689% Variance %: 1.68900% Comment: Collateral Value used for Underwriting: xx. Amount of Secondary Lien(s): xx. Loan Amount: xx. LTV 98.189%. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan is uninsurable as it failed the FHA’s 90-day flipping rule. The review of the appraisal report shows the date of the prior sale or transfer is xx/xx/2024 in the amount of xxK. The subject property's kitchen and bath were recently remodeled. The subject purchase price on xx/xx/2024 was xxK. Tape DTI shows 36.39% with subject approved at 35.95%. Residual income xx. Further details not provided, no ATR impact."
* MI, FHA or MIC missing and required (Lvl 3) "FHA MI certificate is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 8.725% exceeds APR threshold of 8.690% over by +0.035%. Subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx)(xx)) due to an APR calculated at 8.881% exceeds APR threshold of 8.690% over by +0.191%. The subject loan is escrowed. This loan is compliant with regulations 1026.35(xx), (xx), and (xx).

																																																																																								The loan failed the MD COMAR higher-priced mortgage loan test due to an APR calculated at 8.881% exceeds APR threshold of 8.690% over by +0.191%. The subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
W7T6B6DKJTW	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.375%	360	xx/xx/2023	xx/xx/2023	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	51.696%	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx with xx.
No active judgments or liens have been found.
There is a junior mortgage against the subject property in the amount of xx in favor of xx for xx, a corporation that was recorded on xx/xx/2023.
The first installment of town taxes for 2024 is due in the amount of xx on xx/xx/2024.
The second installment of town taxes for 2024 is due in the amount of xx on xx/xx/2024.
Annual county taxes for 2023 were paid in the amount of xx.
No prior year’s delinquent taxes have been found.

According to the payment history as of xx/xx/2024, the borrower has been delinquent with the loan for 3 months, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of PITI xx which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 7.375%. The current UPB is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is collection.
According to the payment history as of xx/xx/2024, the borrower has been delinquent with the loan for 3 months, and the next due date is xx/xx/2024. The current UPB is xx.
The reason for default of the borrower is not available in the collection comments.
The loan has not been modified since origination.
No foreclosure activity has been initiated.
No post-closing bankruptcy record has been found.
As per the collection comment dated xx/xx/2024, the subject property was occupied by the owner. CCs do not show any damage.
BWR has 9 years on the job as xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Age of Loan Loan Value: 9 Tape Value: 14 |---| -5 |----| -35.71428% Comment: Age of the loan is 9. Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 51.696%   Tape Value: 47.670%   Variance: 4.026%   Variance %: 4.02600%   Comment: Borrower DTI ratio percent is 51.696%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 45.076%   Tape Value: 45.081%   Variance: -0.005%   Variance %: -0.00500%   Comment: Housing ratio percent is 45.076%.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-63.00   Variance %: -0.01628%   Comment: Note reflects, original balance xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 101.688%   Tape Value: 100.000%   Variance: 1.688%   Variance %: 1.68800%   Comment: Collateral Value used for Underwriting: xx. Amount of Secondary Lien(s):xx. Loan Amount: xx. CLTV 101.688%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 98.188%   Tape Value: 96.520%   Variance: 1.668%   Variance %: 1.66800%   Comment: Collateral Value used for Underwriting: xx. Amount of Secondary Lien(s):xx. Loan Amount: xx. CLTV 98.188%.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I Loan Value: xx Tape Value: xx Variance: $-0.44 Variance %: -0.01646% Comment: Note reflects original P&I is xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial LE estimate delivery and timing test. Initial LE dated xx/xx/2023 delivered on xx/xx/2023 which is more than 3 business days from initial application date xx/xx/2023. Subject loan is purchase case, originated on xx/xx/2023 and the SOL is 1-year active.

This loan failed the TRID rate lock disclosure delivery date test due to A disclosure advising of the revised interest rate, points, lender credits, and any other interest rate dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on xx/xx/2023."
* LE/CD Issue date test Fail (Lvl 3)     "Loan failed compliance ease delivery and timing test for initial loan estimate dated xx/xx/2023 and electronically signed on xx/xx/2023 of which is greater than 3 days from the initial application date xx/xx/2023. Unable to determine delivery date due to missing document tracker. TRID is failing for timing of initial LE. Subject loan is purchase case, originated on xx/xx/2023 and the SOL is 1-year active."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows that the subject loan is not insurable by the FHA as the AUS recommendation changed to Refer in 5.3 version of the AUS due to change in PITI reserves requirement to xx. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from the loan documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed FHA QM safe harbor test threshold test due to APR calculated 8.357% exceeds APR threshold of 8.047% over by 0.310%. Subject loan is escrowed.

Loan failed qualified mortgage safe harbor threshold test due to APR calculated 8.241% exceeds APR threshold of 7.850% over by +0.391%. Subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 8.357% exceeds APR threshold of 7.850% over by +0.507%. The subject loan is escrowed. This loan is compliant with regulations 1026.35(xx), (xx), and (xx).

																																																																																								Loan failed the MD COMAR higher-priced mortgage loan test (Maryland COMAR 09.03.06.02B(xx), COMAR 09.03.09.02B(xx) ) due to an APR calculated at 8.357% exceeds APR threshold of 7.850% over by +0.507%. The subject loan is escrowed."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7Q6GDPGO4SX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	43.985%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2024	xx	Not Applicable	3.125%	xx	xx/xx/2024	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx in favor of xx.
No active liens and judgments have been found.
The first installment of county taxes for 2024 was paid in the amount of xx on xx/xx/2023.
The second installment of county taxes for 2024 was paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of PITI xx which was applied for the due date of xx/xx/2024. The current monthly P&I is xx and the current UPB is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx.
The loan was modified on xx/xx/2024 with the principal a balance of xx.
No foreclosure activity has been initiated.
No post-closing bankruptcy record has been found.
As per the collection comment dated xx/xx/2023, the subject property was occupied by the owner. CCs do not show any damage.
BWR has 1.75 years on the job as xx at xx BWR has prior employment experience as xx at xx between xx/xx/2017 and xx/xx/2019 for 1.83 years.
The final application does not reflect BWR2 employment details.
The COVID-19 attestation document is available at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrowers and lender on xx/xx/2023. The new modified principal balance is in the amount of xx. The borrower promised to pay the monthly P&I of xx with an interest rate of 3.125%. The new maturity date is xx/xx/2063.	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is not applicable. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2021   Variance: 34 (Days)   Variance %:    Comment: Original note doc date is xx/xx/2021.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2063 Tape Value: xx/xx/2051 Variance: 4505 (Days) Variance %: Comment: As per the mod, the new maturity date is xx/xx/2063. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 44%. Tape shows that the lender failed to document BWR's income stability. Further details were not provided. BWR defect. The subject loan originated on xx/xx/2021, and the 3-year SOL is expired. BWR has 1.75 years on the job as xx at xx, FICO 526, and xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 reflects Points - Loan Discount Fee at xx. CD dated xx/xx/2021 reflects Points - Loan Discount Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/2021 and the 3-year SOL is expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.98%, the borrower income is xx and total expenses are in the amount of xx and the loan was underwritten by LP (xx) and its recommendation is Accept with a DTI of 44%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
N4TMLLD1GBM	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.625%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	43.426%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of xx in favor of "xx".
No active liens and judgments have been found against borrower and property.
No prior year delinquent taxes have been found.
The loan was originated on xx/xx/2024 and the first payment date is xx/xx/2024. According to the payment history on the seller’s tape dated xx/xx/2024, the borrower is current with the loan. The next due date for payment is xx/xx/2024. The P&I is xx. The UPB is xx.	Collections Comments:The current status of the loan is performing.
The loan was originated on xx/xx/2024 and the first payment date is xx/xx/2024. According to the payment history on the seller’s tape dated xx/xx/2024, the borrower is current with the loan. The next due date for payment is xx/xx/2024. The P&I is xx. The UPB is xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
BWR has 11.41 years on the job as xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 0 Tape Value: 3 |---| -3 |----| -100.00000% Comment: Age of the loan is 0. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: 42 (Days)   Variance %:    Comment: Original note date is xx/xx/2024.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx/xx/2054 Tape Value: xx/xx/2054 Variance: -31 (Days) Variance %: Comment: Stated maturity date is xx/xx/2054. Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 43.26%. Tape shows undisclosed other mortgage and credit card debt. Further details were not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has been an employee at XXXX for 11.41 years, FICO 710, and xxK equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WADUL9O1C2E	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	xx	34.927%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx in favor of "xx".
No active liens and judgments have been found against borrower and property.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx. PH shows principal curtailment of xx from Jan-24 to Aug-24.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
BWR1 has 3 years on the job as xx at xx.
BWR2 has 5 months on the job as xx at xx. BWR has prior employment experience as xx at xx between xx/xx/2021 and xx/xx/2023 for 2 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #2 First Name Loan Value: XXXX Tape Value: xx |---| |----| Comment: Borrower#2 last name is XXXX. Tape Source: Initial Tape Type:
Field: Borrower #2 Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower#2 last name is XXXX.   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 34.927%   Tape Value: 35.000%   Variance: -0.073%   Variance %: -0.07300%   Comment: Borrower DTI ratio is 34.927%   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: XXXX   Variance:    Variance %:    Comment: Borrower first name XXXX.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower last name is XXXX.   Tape Source: Initial   Tape Type:
Field: Subject Property Detached/Attached   Loan Value: Detached   Tape Value: Attached   Variance:    Variance %:    Comment: Subject property type is detached.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type is PUD. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject loan was approved at 35%. Tape shows defect that both BWRs income comes from cannabis company. Further details not provided. BWR1 has 3 years on the job as xx at xx; BWR2 has 5 months on the job as xx at xx, FICO 702, 0X30 since inception and xxK equity in the subject."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HYDZL07WVXY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Hawaii	xx	xx	xx	Hawaii	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.490%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	Yes	xx	xx	49.454%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of xx in favor of xx for xx.
No active judgments or liens were found.
The first and second installments of combined taxes for 2023 were paid in the amount of xx.
The first installment of combined taxes for the year 2024 is due on xx/xx/2024 in the amount of xx.
The second installment of combined taxes for the year 2024 is due on xx/xx/2025 in the amount of xx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx and was applied to the due date of xx/xx/2024. The monthly P&I is xx, and the interest rate is 7.490%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx and was applied to the due date of xx/xx/2024. The monthly P&I is xx, and the interest rate is 7.490%. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.
BWR#1 has 6.08 years on the job as xx at xx.
BWR#2 has 8.83 years on the job as xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: BWR#1 middle name is XXXX. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 49.454%   Tape Value: 51.150%   Variance: -1.696%   Variance %: -1.69600%   Comment: As per 1008, calculated DTI is 49.454%.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: 30 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: -4 (Days)   Variance %:    Comment: Original note date is 182024.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 00000 Tape Value: 000000000000111 Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49.45%. Tape shows BWR works 36 hours per week and lender used higher YTD earning to qualify and the revised DTI is 51.15%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has 6.08 years on the job as xx at xx, and BWR2 has 8.83 years on the job as xx at xx. FICO 749, 0X30 since inception, xxK equity in the subject, and xx in residual income."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is as is, but the improvement section shows the subject did not have a refrigerator. Estimated cost to cure is xx. The completion report is missing from the loan documents. The final CD does not reflect escrow holdback."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZH7TB834R7J	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.990%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.550%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with the lender xx. a California corporation for the amount of xx.
No active liens or judgments have been found against the borrower or subject property.
The first installment of county taxes for 2024 was paid in the amount of xx.
The second installment of county taxes for 2024 is due in the amount of xx.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 6.990%.
PH shows multiple principal curtailments were made from xx/xx/2023 to xx/xx/2024 in the total amount of xx.
Collections Comments:The loan is currently performing and the next due date is xx/xx/2024.
The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
BWR has 1 year on the job as xx at xx, and BWR has also been SE for 3.25 years at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 44.550% Tape Value: 44.500% |---| 0.050% |----| 0.05000% Comment: Borrower DTI Ratio Percent is 44.550% Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 16.257%   Tape Value: 16.300%   Variance: -0.043%   Variance %: -0.04300%   Comment: Housing Ratio per U/W (Initial Rate) is 16.257%   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: 4 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MERS MIN Number Loan Value: xx Tape Value: xx Variance: Variance %: Comment: MERS MIN Number is XXXX Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is a purchase, originated on xx/xx/2023 and the SOL is 1 year."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed ComplianceEase delivery and timing test for Revised CD dated xx/xx/2023. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2023 which is after the consummation date xx/xx/2023."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2023 reflects Credit Report Fee at xx. Final CD dated xx/xx/2023 reflects Credit Report Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2023 and the SOL is 1 year.

																																																																																							Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx/xx/2023 reflects the sum of Section C and recording fees at xx. Final CD dated xx/xx/2023 reflects the sum of Section C and recording fees at xx. This is a cumulative increase of +xx for charges that in total cannot increase more than 10% test. Valid COC for increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2023 and the SOL is 1 year."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.50%. The tape shows income misrepresentation as earnings from the 2022 tax return are not supported by 2022 tax transcripts. Further details were not provided. BWR defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR has been an employee at XXXX. for 1 year, FICO 769, 0X30 since inception, and xxK equity in the subject."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
O6XZLNBPL5O	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.874%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	49.293%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 with xx. in the amount of xx, which was recorded on xx/xx/2022.
No active liens or judgments have been found.
Tax details were not available.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2024, the borrower has been delinquent for 10 months and the next due date is xx/xx/2023. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2023. The current P&I is xx, with an interest rate of 5.874%. The UPB is xx.	Collections Comments:The current status of the loan is collections.
As per the review of payment history as of xx/xx/2024, the borrower has been delinquent for 10 months, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2023. The current P&I is xx, with an interest rate of 5.874%. The UPB is xx.
As per the comment dated xx/xx/2023, the RFD was unemployment.
As per the comment dated xx/xx/2023, the FB plan for 6 months has been approved. Further details were not provided.
As per the comment dated xx/xx/2023, the trial MOD has been approved with modified interest rate of 5.874% and PITI of xx. As per the seller's response the loan was not modified.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.
BWR1 has 1.83 years on the job as xx at xx. BWR#1 has prior employment experience as xx at xx. between xx/xx/2019 and xx/xx/2022 for 3 years.
BWR2 has 3 months on the job as xx at xx. BWR#2 has prior employment experience as xx at xx. between xx/xx/2017 and xx/xx/2022 for 5 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Current Servicer (Enumerated) Loan Value: XXXX Tape Value: XXXX |---| |----| Comment: Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report is as is, but the photo addendum shows bathroom flooring tiles were damaged. The appraisal report does not reflect the cost to cure amount. The 1004D/Completion report for the repairs is missing from the loan documents."
* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Pennsylvania license validation test."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.29%. Tape shows lender excluded monthly payments of revolving and installment debt from DTI calculation without supporting documentation. Revised DTI is 55.82%. Further details not provided. Lender defect. Subject loan originated on xx/xx/2022, and the 3-year SOL is active. BWR1 has 1.83 years on the job as xx at xx; BWR2 has 3 months on the job as xx at xx; FICO 625, xxK equity in the subject, and xx residual income.

xx/xx/2026: SOL expired. Downgraded to LVL 2."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WJIEJ8B1A56	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	24.954%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 with the lender xx which was recorded on xx/xx/2022.
No active judgments or liens have been found.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx with an interest rate of 5.500% which was applied for the due date of xx/xx/2024. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx with an interest rate of 5.500% which was applied for the due date of xx/xx/2024. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
BWR has been SE for 7.83 years at xx.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 24.954% Tape Value: 68.280% |---| -43.326% |----| -43.32600% Comment: Borrower DTI ratio percent is 24.954%. Tape Source: Initial Tape Type:
Field: Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value: XXXX   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: 19.096% Tape Value: 34.582% Variance: -15.486% Variance %: -15.48600% Comment: Housing ratio per U/W (Initial Rate) is 19.096%. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 24.95%. Tape shows rental income miscalculation over monthly rental amount and lender vacancy factor. Revised DTI is 68.28%. Further details not provided. Lender defect. Subject loan originated on xx/xx/2022, and the 3-year SOL is active. BWR has been SE for 7.83 years at xx, FICO 728, 0X30 since inception, xxK equity in the subject, and xx disposable income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflects Points - Loan Discount Fee at xx. CD dated xx/xx/2022 reflects Points - Loan Discount Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a purchase, originated on xx/xx/2022 and the 1-year SOL is expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RBFYE824ZC1	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx/xx/2022	xx	Investor	Yes	Yes	No	xx	Not Applicable	21.557%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx/xx/2022, which recorded on xx/xx/2022 with instrument# xx in the amount of xx in favor of xx for xx.
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The first installment of county taxes for xx is paid in the amount of xx.
The second installment of county taxes for xx is due in the total amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history as of xx/xx/2024, the loan is performing. The last payment was received in the amount of xx on xx/xx/2024 which was applied for the due date of xx/xx/2024. The next due date is xx/xx/2024. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 8.500%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history as of xx/xx/2024, the loan is performing. The last payment was received in the amount of xx on xx/xx/2024. Current UPB as of date reflected in the provided payment history is xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the property occupancy is stated as investment.
The details on foreclosure and bankruptcy are not provided.
BWR has been SE for 3.5 years at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable			3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan failed IL XXXX points and fees threshold test of maximum allowable 5.000% of the county total loan amount. The subject loan is NOO, and Infinity did not perform regulatory compliance tests. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0GA7R9UBEPO	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	47.672%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx/xx/2022, which recorded on xx/xx/2022 with instrument# xx in the amount of xx in favor of xx for xx.
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The annual combined taxes for 2023 have been paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found in the updated title report.	As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. Details of the last payment received are not available. As per tape, the current P&I is xx and the interest rate is 5.500%. The UPB is xx.	Collections Comments:Currently, the loan is performing.
As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. Details of the last payment received are not available. As per tape, the current P&I is xx and the interest rate is 5.500%. The UPB is xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
The details on foreclosure and bankruptcy are not provided.
BWR started a new job on xx/xx/2022 xx. Previously, BWR worked at xx as xx for 5 years and 11 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 47.67%. Tape shows income misrepresentation. Revised DTI is 99.20%. Further details not provided. BWR defect. Subject loan originated on xx/xx/2022, and the 3-year SOL is active. BWR started a new job on xx/xx/2022 as branch director at Ararat International Supermarket, FICO 471, and xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflects Appraisal Fee at xx. CD dated xx/xx/2022 reflects Appraisal Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2022, and the 1-year SOL is expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YMX3RE1ZDN7	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$0.00	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.240%	360	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2003	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	23.918%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	XXXX	According to updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2003 with the lender "xx" in the amount of xx which was recorded on xx/xx/2003 .
There is a prior mortgage against the subject property which was originated on xx/xx/1996 in the amount of xx with the lender, xx on xx/xx/1996.
The property tax status is "to follow".	As per the review of payment history as of xx/xx/2024, the borrower is 1 month delinquent with the loan, and the next due date is xx/xx/2024.
The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The current P&I is xx and the interest rate is 8.24%. The UPB is xx and the deferred balance is xx.	Collections Comments:The loan is in collections.
As per the review of payment history as of xx/xx/2024, the borrower is 1 month delinquent with the loan, and the next due date is xx/xx/2024. The UPB is xx and the deferred balance is xx.
RFD is not provided in the collection comments.
No foreclosure activity has been found.
As per the latest BPO report dated xx/xx/2024, which is located at "xx", the subject property is in average condition with no required repairs. CCs do not show any damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per PACER, the borrower, xx filed bankruptcy under Chapter-13 with case#xx on xx/xx/2011. The plan was confirmed on xx/xx/2012. As per the schedule-D of voluntary petition dated 11/xx/xx/2011, the amount of claim is xx and the value of collateral is xx. There is an unsecured portion of xx. The POC was filed on xx/xx/2011 by the subject creditor with the secured claim amount of xx and the arrearage is xx.
The BK was discharged on xx/xx/2015 and the case was terminated on xx/xx/2015. As per the trustee's final report dated xx/xx/2015, the debtor paid arrearage in the amount of xx.	This is a conventional fixed-rate mortgage with a P&I of xx, an interest rate of 8.24000%, and a maturity date of xx/xx/2033. The P&I as per payment history is xx, and the rate of interest is 8.24000%. As per the seller’s tape data, the loan was modified on xx/xx/2013, and the deferred balance is xx. The seller's tape shows the maturity date is xx/xx/2034. The modification agreement is missing from the loan file.	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx/xx/2013   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 8.24000%   Tape Value: 824.0000%   Variance: -815.76000%   Variance %: -815.76000%   Comment: As per note original stated rate is 8.24%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 111111111111111111111111   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/xx/2034 Variance: Variance %: Comment: As per note stated maturity date is xx/xx/2033. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "The tape shows Texas state high cost. Infinity CE report passed the state high cost. Further details were not provided. Per statue, the SOL of 4 years has expired."
* Fair Market Value of Homestead Property Acknowledgment is missing from the loan file (Lvl 3)     "Fair market value of the homestead property acknowledgment is missing from the loan documents. Per statue, the SOL of 4 years has expired."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 3)     "Home equity loan copies of documents is missing from the loan documents."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3) "Home equity loan interest and fees pre-closing disclosure is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA Finance Charge test due to calculated finance charge of xx exceeds disclosed finance charge of xx for an under disclosed amount of -xx.

Loan failed TILA Foreclosure Rescission Finance charge of xx exceeds disclosed finance charge of xx for an under disclosed amount of -xx."
																																																																																								* GSE Points and Fees Test Violations (Lvl 2) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MBIR6E7PIVB	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	Second	$12,466.64	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.620%	360	xx/xx/2004	xx/xx/2004	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2004	xx	Primary	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	49.637%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2004 in the amount of xx with xx, and it was recorded on xx/xx/2004.
There is a prior active mortgage that originated on xx/xx/1997 in favor of "xx" in the amount of xx which was recorded on xx/xx/1997.
There is a notice of state tax lien found against the borrower in the total amount of xx filed by XXXX, which is recorded on xx/xx/1998. SSN mentioned on the supporting document does not match with the borrower.
There is an IRS liens against the borrower in the amount of xx in favor of xx, which was recorded on xx/xx/2011. SSN mentioned on the supporting document does not match with the borrower.
The annual combined taxes for xx are delinquent in the total amount of xx, which are good through xx/xx/2024.	According to the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which applied for xx/xx/2024. The current P&I is xx with an interest rate of 7.620%. The UPB as of the date mentioned in the updated payment history is xx and deferred balance is xx.	Collections Comments:The loan is performing. The debtor 'xx' filed for bankruptcy under chapter 13 with case# xx on xx/xx/2010. The case was terminated on xx/xx/2016.
According to the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2024. The current P&I is xx with an interest rate of 7.620%. The UPB as of the date mentioned in the updated payment history is xx and deferred balance is xx.
No foreclosure activity has been found.
As per the latest BPO located at "xx", the subject property is owner-occupied and in average condition.
As per the collection comment dated xx/xx/2024, the FEMA disaster was declared on xx/xx/2024 for Texas Severe Storms, Straight-Line Winds, Tornadoes, and Flooding (xx). CC’s do not show any damage to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the debtor 'xx' filed for bankruptcy under chapter 13 with case# xx on xx/xx/2010. As per schedule D (xx) the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. The unsecured portion is xx. The POC (xx) was filed by the creditor xx on xx/xx/2010, for the secured claim amount of xx and the amount of arrearage is xx. The chapter-13 plan was confirmed on xx/xx/2011. The case was terminated on xx/xx/2016.	Not Applicable	Credit Application Notice of Servicing Transfer	Field: Is REO Active? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the subject is a TX50A6 loan and state high cost. Further details not provided. Infinity compliance result shows the loan has passed state and federal high-cost tests. The SOL of 4 years has expired."	* Application Missing (Lvl 2) "Final application signed by the borrower is missing from loan documents."
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on final TIL as xx. Calculated finance charge is xx for an under disclosed amount of -xx. Reason for finance charge under disclosure is unknown as the fee itemization is missing.

TILA foreclosure rescission finance charge disclosed on final TIL as xx. Calculated finance charge is xx for an under disclosed amount of -xx. Reason for finance charge under disclosure is unknown as the fee itemization is missing."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Not all borrowers signed HUD (Lvl 2)     "The final HUD is not hand-dated by the borrower."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
L7L7D3VD8MY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Iowa	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.250%	360	xx/xx/2004	xx/xx/2004	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2004 with the lender xx. in the amount of xx, which was recorded on xx/xx/2004.
No active judgments or liens were found.
The first and second installments of combined taxes for 2022 were paid on xx/xx/2024 and xx/xx/2024 in the total amount of xx.
Annual other taxes for the year 2022 were paid on xx/xx/2024 and xx/xx/2024 in the total amount of xx.
No prior year’s delinquent taxes have been found.	As per the payment history as of xx/xx/2024, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied to the due date of xx/xx/2024. The current P&I is xx, and the interest rate is 7.999%. The current UPB is xx.

Collections Comments:The current status of the loan is collections.
As per the payment history as of xx/xx/2024, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2024. The current UPB is xx.
RFD is not available in the latest collection comments.
No foreclosure activity has been found.
No evidence of BK filed by the borrower has been found.
As per the latest BPO report dated xx/xx/2024, the subject property is in good condition with no repairs.
CCs do not show any damage.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-0.42   Variance %: -0.00065%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 12.24960%   Tape Value: 799.9000%   Variance: -787.65040%   Variance %: -787.65040%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 211221110111000111110111   Tape Value: 001100000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2034 Tape Value: xx/xx/2037 Variance: -1414 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the subject is a section 32 loan. Further details not provided. Infinity compliance result shows that the loan has passed the federal high-cost points and fees test."	* Application Missing (Lvl 2) "Final application signed by the borrower is missing from the loan documents."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Loan failed state regulations prohibited fees test due to the inclusion of the below fees charged to the borrower;

Title Examination Fee paid by Borrower: xx
Release Fee paid by Borrower: xx."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan file. XXXX search shows an estimated value of xxK. Current UPB xxK."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IFUIGBM3WW5	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	12.468%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2017	xx	Not Applicable	8.843%	xx	xx/xx/2017	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2008 and was recorded on xx/xx/2008 in the amount of xx in favor of xx.
There is an active prior mortgage against the subject property in favor of xx in the amount of xx, which originated on xx/xx/2006 and was recorded on xx/xx/2006 with the instrument | Book/Page#xx .
No active judgments or liens were found.
The 2023 combined annual taxes were paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 8.843%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER, the borrower xx had filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2017.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
As per the collection comment dated xx/xx/2024, the FEMA disaster was declared xx/xx/2024 for storms, winds, tornadoes, and flooding. CCs do not show damages.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per PACER, the borrower xx had filed bankruptcy under chapter-7 with the case#xx on xx/xx/2017. As per Schedule D of the voluntary petition dated xx/xx/2017, the amount of the claim is xx, the value of the collateral is xx and the unsecured amount is xx. The borrower was discharged on xx/xx/2018 and terminated on xx/xx/2018.	This modification agreement signed between the borrower xx and lender xx. with an effective date of xx/xx/2017 shows the new modified unpaid principal balance and interest bearing amount is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 8.843% starting on xx/xx/2017 and continuing until the new maturity date of xx/xx/2047. There is no deferred balance and principal forgiven amount.	Credit Application Initial Escrow Acct Disclosure	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: Current Value Date is Not Applicable   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2017   Tape Value: xx/xx/2017   Variance: -40 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2008   Tape Value: xx/xx/2008   Variance: -7 (Days)   Variance %:    Comment: First Payment Date is xx/xx/2008   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 12.46800%   Tape Value: 1246.800%   Variance: -1234.33200%   Variance %: -1234.33200%   Comment: Original Stated Rate is 12.46800%   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 001100000000000000000000 Tape Value: 011000000000000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the subject is a TX50A6 loan. Further details not provided. The SOL of 4 years has expired."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA finance charge test due to calculated finance charge xx exceeds disclosed finance charge of xx under disclosed by -xx.

Loan failed TILA foreclosure rescission finance charge test due to calculated finance charge xx exceeds disclosed finance charge of xx under disclosed by -xx."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 2)     "Home equity loan copies of documents are missing from the loan documents."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 2)     "Home equity loan interest & fees pre-closing disclosure is missing from the loan documents."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 2)     "Home equity loan notice of address for borrower notification of violation is missing from the loan documents."
																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure signed by borrower is missing from loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DNOZQC5QQ4U	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	Delaware	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.520%	360	xx/xx/2000	xx/xx/2000	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2000	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	21.147%	First	Commitment	Not Applicable	Not Applicable	xx/xx/2016	xx	xx	3.625%	xx	xx/xx/2016	XXXX	As per the review of the updated title report dated xx/xx/2024 the subject mortgage was originated on xx/xx/2000 and was recorded on xx/xx/2000 in the amount of xx in favor of xx.
There is state tax lien found against the borrower in favor of xx in the amount of xx which was recorded on xx/xx/2015.
The annual combined taxes for 2024 are due in the amount of xx on xx/xx/2024.
The annual utilities/mud charges for 2024 have been delinquent in the amount of xx which were due on xx/xx/2024 and good through xx/xx/2024.	According to the payment history as of xx/xx/2024, the borrower is currently 2 months delinquent with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 3.625%. The current UPB reflected as per the payment history is xx.

Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2024, the borrower is currently 2 months delinquent with the loan, and the next due date is xx/xx/2024. The current monthly P&I is xx with an interest rate of 3.625%. The current UPB reflected as per the payment history is xx.The reason for default is not available.
No evidence has been found regarding the current or prior foreclosure proceedings.
According to the PACER, the borrower xx filed for bankruptcy under Chapter 13 with case#xx on xx/xx/2009. The bankruptcy was dismissed on xx/xx/2009 and terminated on xx/xx/2009.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller’s tape data, the subject property has been occupied by the owner.
No comments have been found stating the borrower’s income was impacted by COVID-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx filed for bankruptcy under Chapter 13 with case#xx on xx/xx/2009. As per voluntary petition schedule D (xx) the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. The unsecured portion is xx. The POC (xx) was filed by the creditor xx on xx/xx/2009 for the secured claim amount of xx and the amount of arrearage is xx. The approved chapter 13 (xx) plan was filed on xx/xx/2009, and confirmed on xx/xx/2009. The borrower has promised to make monthly mortgage payment of xx for 60 months to the trustee under the chapter 13 plan. The bankruptcy was dismissed on xx/xx/2009 and terminated on xx/xx/2009.	This modification agreement signed between the borrower xx and lender xx which xx is interest bearing amount and deferred amount is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 3.625% starting on xx/xx/2016 and continuing until the new maturity date of xx/xx/2040. There is no principal forgiven amount.	Credit Report	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: xx   Tape Value: xx   Variance: $-713.10   Variance %: -2.69912%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2016   Tape Value: xx/xx/2016   Variance: -24 (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 11.52000%   Tape Value: 0.00000%   Variance: 11.52000%   Variance %: 11.52000%   Comment: Actual data shows original stated rate is 11.52%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 322211011322122111000000 Tape Value: 222110113232221110000000 Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* Release of mortgage (Lvl 4) "As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2000 in favor of xx in the amount of xx which was recorded on xx/xx/2000 at Book/Page # xx . The satisfaction for the subject mortgage was recorded on xx/xx/2001 at Book/Page#xx located at xx.pdf Page#11 states that it was released or satisfied."	* Compliance Testing (Lvl 3) "Tape shows the subject loan fails high cost test. Further details not provided. Infinity compliance result shows the loan has passed state and federal high cost tests."	* GSE Points and Fees Test Violations (Lvl 2) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IGPQ4RV0I4Z	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.950%	240	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Refinance	xx	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2008 and was recorded on xx/xx/2008 in the amount of xx with "xx". No active judgments or liens have been found. The annual combined taxes for 2023 were paid on xx/xx/2024 in the amount of xx. No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2024, the borrower has been delinquent for one month and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 10.950%. The UPB is xx.	Collections Comments:The current status of the loan is collection. As per the review of payment history as of xx/xx/2024, the borrower has been delinquent for one month and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 10.950%. The UPB is xx. No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. The subject property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report HUD-1 Closing Statement Origination Appraisal Right of Rescission	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2008   Tape Value: xx/xx/2008   Variance: 33 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 11.95000%   Tape Value: 1195.000%   Variance: -1183.05000%   Variance %: -1183.05000%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 100011111100110011110011   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2028 Tape Value: xx/xx/2028 Variance: 27 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the subject is a TX50A6 loan and fails the state high-cost loan test. Further details not provided. Infinity did not perform the regulatory compliance test as a copy of the final HUD-1 is missing from the loan documents. The SOL of 4 years has expired."
* Fair Market Value of Homestead Property Acknowledgment is missing from the loan file (Lvl 3)     "FMV disclosure is missing from the loan documents. The SOL of 4 years has expired."
* Home Equity Consumer Disclosure is missing from the loan file (Lvl 3)     "Home equity consumer disclosure is missing from the loan documents."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 3)     "Home equity loan copies of documents are missing from the loan documents."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3)     "Home equity loan interest & fees pre-closing disclosure is missing from the loan documents."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3)     "Home equity loan notice of address for borrower notification of violation is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "A copy of the final HUD-1, estimated HUD-1, and fee itemization are missing from the loan documents."	* Application Missing (Lvl 2) "Final application signed by the borrower is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB xxK."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8SAVANKSB5P	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Unavailable	No	xx	Not Applicable	xx	7.750%	360	xx/xx/2002	xx/xx/2002	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2002 and was recorded on xx/xx/2002 in the amount of xx in favor of xx.
 There is a state tax lien on the borrower in favor of xx in the amount of xx, which was recorded on xx/xx/2024.The SSN# is not mentioned on supportive documents.
The 1st installment of county taxes for xx was paid in the amount of xx on xx/xx/2024.
The 2nd installment of county taxes for xx was paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the review of payment history as of xx/xx/2024, the borrower is delinquent for 1 month and the next due date of payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which applied for xx/xx/2024. The current P&I is xx with an interest rate of 7.750%. The UPB as of the date mentioned in the updated payment history is xx. As per the deferred agreement located at "xx" the deferred plans have been provided from xx/xx/2020 to xx/xx/2020.	Collections Comments:The loan is in collection. The debtor 'xx' filed for bankruptcy under Chapter-7 with the case#xx on xx/xx/2002.
The borrower was discharged on xx/xx/2003 and terminated on xx/xx/2003
According to the review of payment history as of xx/xx/2024, the borrower is delinquent for 1 month and the next due date of payment is xx/xx/2024. The current P&I is xx with an interest rate of 7.750%. The UPB as of the date mentioned in the updated payment history is xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the latest BPO report located at "xx", the subject property is owner-occupied and in average condition.
As per the collection comment dated xx/xx/2023, the subject property is located in disaster area and the FEMA disaster was declared on xx/xx/2023 for Illinois Severe Storms and Flooding (xx). CC’s do not show any damage to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx filed for bankruptcy under Chapter-7 with the case#xx on xx/xx/2002.
The case has been discharged on xx/xx/2003 and terminated on xx/xx/2003. The last bankruptcy was filed on xx/xx/2003.

Not Applicable	Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the subject loan failed state high cost tests. Further details not provided. Infinity did not perform regulatory compliance tests, and a copy of the final HUD-1 is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."	* Application Missing (Lvl 2) "Final application signed by the borrower is missing from loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
																																																																																								* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB xxK."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PWI3TGHTRF4	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 in the amount of xx with xx.
No active judgments or liens were found.
The annual combined taxes for the year 2023 have been paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2023. The current P&I is xx and the PITI is xx. The UPB is xx. The deferral agreement is located at "xx", for 2 months with amount xx.	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current P&I is xx and the PITI is xx. The UPB is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per comment dated xx/xx/2024, the FEMA disaster was declared on xx/xx/2024 for Texas severe storms, straight-line winds, tornadoes, and flooding. CCs do not show damages.
The deferral agreement document is located at "xx"
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 8.00000%   Tape Value: 800.0000%   Variance: -792.00000%   Variance %: -792.00000%   Comment: Actual data shows original stated rate is 8.00%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000121000002100000 Tape Value: 000000001210000021000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the subject is a TX50A6 loan and fails the state high-cost loan test. Further details not provided. Infinity compliance result shows the loan has passed state high-cost tests. The SOL of 4 years has expired."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3) "Home equity loan interest & fees pre-closing disclosure is missing from the loan documents."	* Application Missing (Lvl 2) "Final application signed by the borrower is missing from the loan documents."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA Finance Charge test due to calculated finance charge of xx exceeds disclosed finance charge of xx for an under disclosed amount of -xx.

Loan failed TILA Foreclosure Rescission Finance charge of xx exceeds disclosed finance charge of xx for an under disclosed amount of -xx."
																																																																																								* GSE Points and Fees Test Violations (Lvl 2) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UDHVMD47BYT	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	No	Unavailable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	xx	10.400%	360	xx/xx/2007	xx/xx/2007	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	46.030%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2012	xx	Not Applicable	3.000%	xx	xx/xx/2012	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 in the amount of xx with xx.
No active judgments or liens have been found.
The first installment of county taxes for the year 2024 has been paid in the amount of xx.
The second installment of county taxes for the year 2024 is due in the amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 3.00%. The current UPB reflected as per the payment history is xx. The servicer was deferred 3 payments from xx/xx/2020 to xx/xx/2020 in the amount of xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx.
As per the latest BPO dated xx/xx/2024, located at "xx"the subject property is owner-occupied, and the subject appears to be in average condition with no repairs.
As per the deferment agreement located at "xx" in the amount of xx has been deferred.
No details pertaining to the damage to the subject property have been observed.
The reason for the default is not available.
Foreclosure Comments:The FC was initiated, and the notice of trustee's sale is located at "xx" The FC sale date was scheduled for xx/xx/2010, and as per the document located at "xx" the FC sale was cancelled.
Bankruptcy Comments:As per PACER, the borrower xx had filed bankruptcy under Chapter 7 with the case#xx on xx/xx/2014. As per Schedule D of the voluntary petition dated xx/xx/2014, the amount of the claim is xx and the value of the collateral is xx. The unsecure portion is 0.00. A reaffirmation agreement was filed on xx/xx/2014. The BK was discharged on xx/xx/2014 and terminated on xx/xx/2014.	The modification agreement was made between the lender and borrower on xx/xx/2012. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 3.000% beginning on xx/xx/2012 and a maturity date of xx/xx/2037.	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2012   Tape Value: xx/xx/2012   Variance: -35 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 10.40000%   Tape Value: 1040.000%   Variance: -1029.60000%   Variance %: -1029.60000%   Comment: As per note original stated rate is 10.400%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000222332   Tape Value: 000000000000000002223321   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Refinance Per HUD-1 Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: As per loan document purpose of refinance is limited cash out. Tape Source: Initial Tape Type:	3: Curable		* Compliance Testing (Lvl 3) "The tape shows the subject is a section 32 loan. Further details not provided. Infinity compliance result shows that the loan has passed the state and federal high-cost points and fees test."			Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QZKZQLHQNOC	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Rhode Island	xx	xx	xx	Rhode Island	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,248.96	xx	6.875%	480	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Purchase	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2007	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	81.601%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2013	xx	xx	3.500%	xx	xx/xx/2013	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2007 and was recorded on xx/xx/2007 in the amount of xx in favor of xx
There is an active junior mortgage against the subject property in favor of xx, a public body, corporate and politic, organized in the amount of xx, which originated on xx/xx/2017 and recorded on xx/xx/2017 with the instrument | Book/Page#xx XXXX.
There is a city lien on the subject property in favor of xx. xx, in the amount of xx, which was recorded on xx/xx/2007.
For Parcel # xx
The 1st installment of city taxes for 2024/2025 was paid in the amount of xx on xx/xx/2024.
The 2nd, 3rd, and 4th installments of city taxes for 2024/2025 are due in the total amount of xx on xx/xx/2024, xx/xx/2025, and xx/xx/2024.
For Parcel # xx
The 1st installment of city taxes for 2024/2025 was paid in the amount of xx on xx/xx/2024.
The 2nd, 3rd, and 4th installments of city taxes for 2024/2025 are due in the total amount of xx on xx/xx/2024, xx/xx/2025, and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 3.50%. The current UPB reflected as per the payment history is xx. As per the modification dated xx/xx/2013, the deferred amount is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current monthly P&I is xx with an interest rate of 3.50%. The current UPB reflected as per the payment history is xx. As per the modification dated xx/xx/2013, the deferred amount is xx.
As per the servicing comment dated xx/xx/2022, the reason for default is excessive obligation.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
According to servicing comments dated xx/xx/2023, the roof of the subject property was damaged. No details are available regarding the estimated repair cost. Further details were not provided.
As per tape data, the property is owner-occupied.
As per the collection comment dated xx/xx/2024, the subject property is located in a disaster area. The FEMA disaster was declared on xx/xx/2024 for the Rhode Island Severe Storm and Flooding.
No comments have been found stating the borrower’s income was impacted by COVID-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement signed between the borrower xx and lender xx which xx is the interest-bearing amount and the deferred amount is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 3.500% starting on xx/xx/2019, which will be changed in 3 steps until the new maturity date of xx/xx/2052. The rate will change in 3 steps, which end with 3.5%. As per the modification agreement, the lender has forgiven the principal in the amount of xx. The forgiven amount exceeds 2% of the modified principal balance.	Good Faith Estimate Initial Escrow Acct Disclosure	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: 6.87500% Tape Value: 687.5000% Variance: -680.62500% Variance %: -680.62500% Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the subject loan fails the state high cost test. Further details not provided. Infinity compliance result shows the loan has passed the state and federal high-cost tests."	* Good Faith Estimate missing or unexecuted (Lvl 2) "Final GFE is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DLI46T4IKM6	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	14.403%	360	xx/xx/2000	xx/xx/2000	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2000	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	35.738%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2015	xx	xx	7.000%	xx	xx/xx/2015	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2000 in the amount of xx with the lender, xx which was recorded on xx/xx/2000.
There is a prior mortgage against the subject property in favor of xx. in the amount of xx, which was originated on xx/xx/1996 and recorded on xx/xx/1996.
The annual county taxes for 2023 were paid in the amount of xx on xx/xx/2023.
As per review of the payment history as of xx/xx/2024, the borrower is current with the loan, and next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The current interest rate is 7.00% and P&I is xx. The current UPB is not reflecting in payment history, but according to tape, as of date xx/xx/2024, the UPB was xx. The deferred balance is xx.	Collections Comments:The current status of the loan is performing.
As per review of the payment history as of xx/xx/2024, the borrower is current with the loan, and next due date is xx/xx/2024. The current UPB is not reflecting in payment history, but according to tape, as of date xx/xx/2024, the UPB was xx. The deferred balance is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the BPO report dated xx/xx/2024, which is located at "xx", the subject property is in average condition with no repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower, xx and the servicer, xx. on xx/xx/2015. The modified UPB is xx. Out of the modified UPB, the amount of xx has been deferred. As per the modified terms, the borrower agreed to pay interest-bearing UPB in the amount of xx with a fixed interest rate of 7% by making monthly P&I of xx beginning on xx/xx/2015. The new maturity date is xx/xx/2055.	Field: Borrower #2 Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2015   Tape Value: xx/xx/2015   Variance: 20 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 14.40300%   Tape Value: 700.0000%   Variance: -685.59700%   Variance %: -685.59700%   Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the subject is a section 32 loan. Further details not provided. Infinity compliance result shows that the loan passed the federal high-cost tests."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed disclosed APR high-cost threshold exception test due to APR calculated 16.166% exceeds APR threshold of 16.070% over by +0.096%."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2VDZI1Y2890	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oklahoma	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.990%	360	xx/xx/2005	xx/xx/2005	Conventional	ARM	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2015	xx	Not Applicable	5.875%	xx	xx/xx/2015	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2005 with the lender xx which was recorded on xx/xx/2005.
There is one active state tax lien against xx favor of the xx for the amount of xx, which was recorded on xx/xx/2014.
There is one civil judgment against xx "xx" in favor of xx in the amount of xx, which was recorded on xx/xx/2012. The judgment was renewed on xx/xx/2016 and xx/xx/2021.
Annual county taxes for 2023 were paid on xx/xx/2023 in the amount of xx.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 5.875%. The current UPB reflected as per payment history is xx and the deferred balance is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and next due date is xx/xx/2024. The current UPB reflected as per payment history is xx and the deferred balance is xx.
As per the deferral agreement located at "xx", the lender deferred the one month payment in the amount of xx for the due date xx/xx/2016.
The loan was modified on xx/xx/2015 with a UPB of xx.
No foreclosure activity has been initiated.
No bankruptcy-related details have been found.
As per the latest BPO dated xx/xx/2024, located at "xx" the subject property is occupied by the owner with no repairs on the subject property. CCs do not show any damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was signed between the borrowers "xx" and lender xx. XXXX as trustees for PROF-2013-M4 REMIC Trust V. with an effective date of xx/xx/2015. The new modified UPB is xx. The borrower promises to pay the P&I in the amount of xx with an interest rate of 5.875% beginning from xx/xx/2015 until the maturity date of xx/xx/2043.	Credit Application Credit Report Final Truth in Lending Discl. Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is unavailable.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Unavailable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: Current value date is unavailable.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2015   Tape Value: xx/xx/2012   Variance: 843 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 8.99000%   Tape Value: 899.0000%   Variance: -890.01000%   Variance %: -890.01000%   Comment: Original Stated Rate is 8.9900%   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property Address Street is XXXX. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the subject is a section 32 loan. HUD-1 is available. CE passed section 32. Review of the loan file shows that HUD-1 is available, and CE was tested."	* Application Missing (Lvl 2) "The final application is missing from the loan documents."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test due to the annual percentage rate (xx) is 9.817%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB xxK."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GK5C90EMP25	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	No	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.280%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	35.157%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2012	xx	Not Applicable	5.250%	xx	xx/xx/2012	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2008 and recorded on xx/xx/2008 in the amount of xx with xx, FSB. No active judgments or liens have been found. Annual combined taxes for the year 2024 were paid in the amount of xx on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.
Collections Comments:The current status of the loan is performing. According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx. As per the latest BPO dated xx/xx/2024, located at "xx" the subject property is owner-occupied, and is in average condition with no repairs. As per the deferment agreement located at "xx" the arrearage in the amount of xx has been deferred. No details pertaining to the damage to the subject property have been observed. No foreclosure activity has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2017. The POC was filed on xx/xx/2018, with the claim amount of xx and the arrearage amount of xx. The chapter 13 plan was confirmed on xx/xx/2018. Schedule D of the voluntary petition shows the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. There is no comment indicating a cram down. The BK was discharged on xx/xx/2022 and the case was terminated on xx/xx/2022.	The modification agreement was made between the lender, xx. and borrower, xx on xx/xx/2012. As per the modified terms, the new principal balance is xx. The monthly P&I is xx with an interest rate of 5.250% beginning on xx/xx/2012 and a maturity date is xx/xx/2038.	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2012   Tape Value: xx/xx/2012   Variance: -57 (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-0.03   Variance %: -0.00003%   Comment: As per note loan amount is xx.00   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 9.27980%   Tape Value: 903.0000%   Variance: -893.72020%   Variance %: -893.72020%   Comment: As per note original stated rate is 9.2798%.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Purchase   Variance:    Variance %:    Comment: As per loan document purpose of transaction is cash out.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2038 Tape Value: xx/xx/2039 Variance: -61 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the subject loan fails the state high cost test. Further details not provided. Infinity compliance result shows the loan has passed state and federal high cost tests."	* ComplianceEase State Regulations Test Failed (Lvl 2) "Loan failed Late Fees Test due to fee charged 5.000% fee exceeds threshold of 4.000% over by +1.000%.
 This loan failed the NC rate spread home loan test."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XO8VDTD7485	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	No	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.540%	300	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2018	xx	xx	4.000%	xx	xx/xx/2018	XXXX	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage originated on xx/xx/2007 and was recorded on xx/xx/2007 in the amount of xx in favor of "xx".
No active liens and judgments have been found.
The annual combined taxes for 2023 were paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of PITI xx, which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 4.00%. The current UPB is xx and the deferred balance is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx and the deferred balance is xx.
The loan was modified xx/xx/2018 with the interest bearing amount of xx.
No foreclosure activity has been initiated.
According to the PACER, the borrower "xx" filed bankruptcy under chapter 13 with case #xx on xx/xx/2015. The bankruptcy was dismissed on xx/xx/2017, and the case was fully terminated on xx/xx/2017.
As per the BPO report dated xx/xx/2024, located at "xx" the subject property was occupied by the owner. CCs do not show any damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower "xx" filed bankruptcy under chapter 13 with case #xx on xx/xx/2015. The POC Doc#4-1 was filed by the creditor "xx" on xx/xx/2015 for the secured claim amount of xx and the amount of arrearage is xx. As per voluntary petition schedule D Doc#1, the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The chapter 13 Doc#19 plan was filed on xx/xx/2015 and confirmed on xx/xx/2016. The borrower was promised to pay xx for 10 months and xx for 50 months. The bankruptcy was dismissed on xx/xx/2017, and the case was fully terminated on xx/xx/2017.	The modification agreement made between the borrower and lender with an effective date of xx/xx/2018 shows the unpaid principal balance is xx out of which xx is the interest-bearing amount and the deferred balance is xx. The borrower was promised to pay the monthly P and I of xx beginning from xx/xx/2018 and a new maturity date of xx/xx/2037 with a modified interest rate of 4.000%.	Credit Application Final Truth in Lending Discl. Origination Appraisal Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2018   Tape Value: xx/xx/2018   Variance: -61 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.54000%   Tape Value: 754.0000%   Variance: -746.46000%   Variance %: -746.46000%   Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Purchase   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Refinance Tape Value: Purchase Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the subject is a TX50A6 loan. Further details not provided. Infinity compliance result shows the loan has passed federal and state high-cost tests. The SOL of 4 years has expired."
* Fair Market Value of Homestead Property Acknowledgment is missing from the loan file (Lvl 3)     "Fair market value of homestead property acknowledgment is missing from the loan documents. The SOL of 4 years has expired."
* Home Equity Consumer Disclosure is missing from the loan file (Lvl 3)     "Home equity consumer disclosure is missing from the loan documents."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 3)     "Home equity loan copies of documents are missing from the loan documents."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3)     "Home equity loan interest and fees pre-closing disclosure is missing from the loan documents."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3) "Home equity loan notice of address for borrower notification of violation is missing from the loan documents."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA APR test due to Calculated APR of 0.000% exceeds Disclosed APR of 7.540% under disclosed by -7.540%. Final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan file. XXXX search shows an estimated value of xxK. Current UPB is xxK."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
R6DBXK4MBXT	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.950%	360	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Yes	Yes	No	xx	Not Applicable	48.404%	First	Commitment	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2005 in the amount of xx with xx, and it was recorded on xx/xx/2005.
There is a state tax lien against xx favor of the xx in the amount of xx, which was recorded on xx/xx/2024. The SSN#XXXX mentioned on supportive documents is consistent with the borrower's xx.
For Parcel # xx
The first installment of combined taxes for 2024 has been in the amount of xx on xx/xx/2024.
The second installment of combined taxes for 2024 has been in the amount of xx on xx/xx/2025.
For Parcel # xx
The first installment of combined taxes for 2024 has been in the amount of xx due on xx/xx/2024.
The second installment of combined taxes for 2024 has been in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to the review of payment history as of xx/xx/2024, the borrower has been delinquent for 2 months and the next due date of payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which applied for xx/xx/2024. The current P&I is xx with an interest rate of 7.950%. The UPB is xx and the deferred balance is xx.	Collections Comments:The current status of the loan is collection.
According to the review of payment history as of xx/xx/2024, the borrower has been delinquent for 2 months and the next due date of payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which applied for xx/xx/2024. The current P&I is xx with an interest rate of 7.950%. The UPB is xx and the deferred balance is xx.
The reason for default is not available.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No forbearance details are available in recent collection comments.
No evidence has been found regarding litigation and contested matters.
As per the document as of xx/xx/2010, located at "xx", a two month extension has been approved in the amount of xx. The next due date is xx/xx/2010 with the new maturity date of xx/xx/2035. The modification agreement is missing from the loan file.
As per the loan deferment agreement located at "xx", which was filed on xx/xx/2018 in the amount of xx.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by COVID-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	As per the note and PH, the P&I is xx and the rate is 7.95%. The note shows the maturity date as xx/xx/2035. But the tape shows the maturity date as xx/xx/2035. The tape shows that the loan was modified on xx/xx/2010. As per the document as of xx/xx/2010, located at "xx", a two month extension has been approved in the amount of xx. The modified first payment date is xx/xx/2010 with the new maturity date of xx/xx/2035. The modification agreement is missing from the loan file.	Prepayment Penalty Rider	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx/xx/2010   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.95000%   Tape Value: 795.0000%   Variance: -787.05000%   Variance %: -787.05000%   Comment: Original rate is 7.95%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: M12112211111221210000000 Tape Value: 121122111110010100000000 Variance: Variance %: Comment: 212112211111000010000000 Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed late fees test due to disclosed late fees xx exceeds late fees threshold of xx over by +xx."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows that the subject loan is a state high cost. Further details not provided. Infinity compliance result shows that the loan passed state high cost."	* GSE Points and Fees Test Violations (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Prepayment Rider Missing (Lvl 2) "Prepayment penalty rider is missing from the loan documents."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
W00T3LPO0VW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$0.00	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.250%	360	xx/xx/1999	xx/xx/1999	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/1999	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	23.501%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	8.250%	xx	Unavailable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/1999 and was recorded on xx/xx/1999 in the amount of xxin favor of xx.
There is a real estate tax lien on the subject property in favor of xx in the amount of xx   which was recorded on xx/xx/2014.
There is a water, sewer and utility lien on the subject property in favor of xx in the amount of xx which was recorded on xx/xx/2015.
The annual city taxes for 2024 were paid in the amount of xx on xx/xx/2024
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 8.250%. The current UPB is not reflecting in payment history, but according to tape, as of date xx/xx/2024, the UPB was xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is not reflecting in payment history, but according to tape, as of date xx/xx/2024, the UPB was xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
As per the deferral agreement located at "xx", the borrower making payment in the amount of xx. Further details were not provided.
No information has been found related to damage or repairs.
AS per tape data, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This conventional fixed rate mortgage originated on xx/xx/1999 with a P&I of xx, a rate of interest of 10.25000% and a maturity date of xx/xx/2029. The current P&I, as per latest payment history as of xx/xx/2024 is xx and rate of interest is 8.250%. There is a reduction in P&I and interest rates with respect to note data. The modification agreement is missing from the loan file. The tape data indicate the latest modification was made on xx/xx/2009.

Right of Rescission	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is not applicable. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: Current value date is not applicable.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: UN   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx/xx/2009   Variance:    Variance %:    Comment: UN   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 10.25000%   Tape Value: 0.00000%   Variance: 10.25000%   Variance %: 10.25000%   Comment: Original stated rate is 10.25000%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000001000000000000000000   Tape Value: 000010000000000000000000   Variance:    Variance %:    Comment: 000001000000000000000000   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/xx/2029 Variance: Variance %: Comment: Un Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the subject is a section 32 loan. Further details not provided. Infinity compliance result shows that the loan has passed the federal high-cost points and fees test."
																																																																																							* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed interest rate test due to interest rate 10.250% interest rate allowed 8.000% over by +2.250%."	* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9BTP06YKM2P	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.150%	180	xx/xx/1999	xx/xx/1999	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	18.553%	First	Commitment	Not Applicable	Not Applicable	xx/xx/2009	xx	Not Applicable	7.000%	xx	xx/xx/2010	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/1999 and was recorded on xx/xx/1999 in the amount of xx in favor of xx.
No active judgments or liens were found.
The 1st and 2nd installments of county taxes for 2023 were paid in the total amount of xx on xx/xx/2024 and xx/xx/2024.
No prior year’s delinquent taxes have been found.

According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 7.00%. The current UPB reflected as per the payment history is xx.
As per the modification agreement, the borrower agrees to make a final balloon payment in the amount of xx due on xx/xx/2039, the modification maturity date.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
The borrower filed bankruptcy under chapter 13 on xx/xx/2007 with case #xx. The plan was confirmed on xx/xx/2007. The plan was terminated on xx/xx/2009.
No modification or forbearance details are available in recent collection comments.
No evidence has been found regarding litigation and contested matters.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by COVID-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx, filed for bankruptcy under Chapter 13 with case#xx on xx/xx/2007. As per voluntary petition Schedule D (xx), the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The POC (xx) was filed by the creditor xx on xx/xx/2007 for the secured claim amount of xx, and the amount of arrearage is xx. The approved chapter 13 (xx) plan was filed on xx/xx/2007, and confirmed on xx/xx/2007. The borrower has promised to make a weekly mortgage payment of xx for 60 months to the trustee under the Chapter 13 plan. The plan reflects arrears for the subject loan totals of xx. The bankruptcy was dismissed and terminated on xx/xx/2009.	This modification agreement signed between the borrower and lender with an effective date of xx/xx/2009 shows the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 7.00% starting on xx/xx/2010 and continuing until the new maturity date of xx/xx/2039. There is no deferred balance or principal forgiven amount.	Good Faith Estimate Origination Appraisal Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2009   Tape Value: xx/xx/2009   Variance: -15 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: 7.15000% Tape Value: 0.00000% Variance: 7.15000% Variance %: 7.15000% Comment: Original stated rate is 7.1500% Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the subject is a section 32 loan. Further details not provided. Infinity compliance results show that the loan has passed the state and federal high-cost tests."	* Good Faith Estimate missing or unexecuted (Lvl 2) "Final GFE is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB xxK."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan documents."
																																																																																								* TIL not hand dated (Lvl 2) "TIL not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LMOQDD2WUPE	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.375%	360	xx/xx/2006	xx/xx/2006	Conventional	ARM	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Yes	Yes	No	xx	Not Applicable	26.816%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2010	xx	xx	2.000%	xx	xx/xx/2010	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 in the amount of xx with xx, FSB.
There is an active mortgage against the subject property in favor of xx in the amount of xx, which was recorded on xx/xx/2002.
The first installment of county taxes for 2025 was paid in the amount of xx on xx/xx/2024.
The second installment of county taxes for 2025 is due in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of PITI xx which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 4.50%. The current UPB is xx and deferred balance is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx and deferred balance is xx.
The loan was modified on xx/xx/2010 with the interest bearing amount of xx
No foreclosure activity has been initiated.
No post-closing bankruptcy record has been found.
As per the BPO report dated xx/xx/2024, located at "xx", the subject property was occupied by the owner. CCs do not show any damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement was made on xx/xx/2010 between the borrower "xx" and lender "xx". The interest bearing principal balance is xx with interest rate 2.00% which steps up in 4 steps ending at 4.50%.
The unpaid principal balance is xx and the lender deferred the principal amount of xx from the new principal balance. The borrower promises to pay the monthly P&I of xx beginning from xx/xx/2010 and the maturity is dated xx/xx/2050.
Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is not applicable. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: Current value date is not applicable.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: xx   Tape Value: xx   Variance: $-1341.88   Variance %: -1.45118%   Comment: Deferred balance amount is not applicable.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Stated Rate Loan Value: 7.37500% Tape Value: 737.5000% Variance: -730.12500% Variance %: -730.12500% Comment: Original stated rate is 7.37500%. Tape Source: Initial Tape Type:	3: Curable		* Compliance Testing (Lvl 3) "Tape shows the subject loan fails the state high cost test. Further details not provided. Infinity compliance result shows the loan has passed state and federal high cost tests."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the prepayment penalty test due to the loan charges a prepayment penalty. Prepayment penalty mortgages are not eligible for sale to Freddie Mac."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YA2RP93JLX6	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.750%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2007	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	48.359%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2007 and was recorded on xx/xx/2007, in the amount of xx with MERS as nominee for xx with Instrument #xx
There is an IRS lien against xx favor of xx in the amount.
The combined annual taxes of the year 2023 were paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is currently 1 month delinquent with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 7.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2024, the borrower is currently 1 month delinquent with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
The reason for default is unable to be determined.
No evidence of bankruptcy or foreclosure has been found.
No evidence of damage or repair has been found.
No comments have been found stating the borrower’s income was impacted by Covid-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Good Faith Estimate	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is N/A. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: Current value date is N/A.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.75000%   Tape Value: 0.00000%   Variance: 7.75000%   Variance %: 7.75000%   Comment: Original stated rate is 7.75000%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 100000000000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: 100000000000000000000000   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property address street is XXXX Unit #2502.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of refinance per HUD-1 is Cash Out - Other.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose of transaction per HUD-1 is Cash Out.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Low Rise Condo (1-4 Stories) Tape Value: PUD Variance: Variance %: Comment: Subject property type is Low rise condo (1-4 Stories). Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "FMV disclosure is missing from the loan file. The SOL of 4 years has expired."
* Compliance Testing (Lvl 3) "The tape shows the subject is a TX50A6 loan. FMV disclosure is missing from the loan file. Further details not provided. The SOL of 4 years has expired."	* ComplianceEase TILA Test Failed (Lvl 2) "TILA Finance charge disclosed on Final TIL as xx. Calculated finance charge is xx for an under disclosed amount of -xx. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing.

TILA Foreclosure Rescission Finance charge disclosed on Final TIL as xx. Calculated finance charge is xx for an under disclosed amount of -xx. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing."
																																																																																								* Good Faith Estimate missing or unexecuted (Lvl 2) "Final GFE is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QDRX2QPNXIH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	xx/xx/2015	xx	Not Applicable	4.250%	xx	xx/xx/2015	XXXX	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2003 with xx in the amount of xx, which was recorded on xx/xx/2013.
No active liens or judgments have been found.
The first junior mortgage was recorded against the subject property on xx/xx/2003 in the amount of xx with xx, a division of the XXXX, which was recorded on xx/xx/2003.
The second junior mortgage was recorded against the subject property on xx/xx/2015 in the amount of xx with xx, which recorded on xx/xx/2015.
The annual combined taxes for 2023 were paid in the amount of xx on xx/xx/2023.
The annual combined taxes of 2024 are due in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of PITI xx which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 4.250%. The current UPB is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The current UPB is xx.
The loan was modified xx/xx/2015 with the principal balance of xx.
No foreclosure activity has been initiated.
No post-closing bankruptcy record has been found.
As per the latest BPO dated xx/xx/2024 located at "xx", the subject property is owner-occupied. CCs do not show any damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx/xx/2015. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 4.250% beginning on xx/xx/2015 and a maturity date of xx/xx/2055. The loan has been modified twice since origination.	Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: 7.00000% Tape Value: 700.0000% Variance: -693.00000% Variance %: -693.00000% Comment: Original stated rate is 7.000%. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the subject loan fails the state high cost test. Further details not provided. Infinity did not perform the regulatory compliance test as a copy of the final HUD-1 is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "A copy of the final HUD-1, estimated HUD-1, and fee itemization are missing from the loan documents."	* Application Missing (Lvl 2) "The final application is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB xxK."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2KYCB6F3INZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	No	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.650%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2008	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	45.040%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2014	xx	Not Applicable	11.650%	xx	xx/xx/2014	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2008 and recorded on xx/xx/2008 in the amount of xx with xx. XXXX.
No active judgments or liens were found.
The annual county taxes for 2023 have been paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 11.650%. The current UPB reflected as per the payment history is xx.	Collections Comments:The loan is currently performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 11.650%. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
As per the latest BPO dated xx/xx/2024, located at "xx", the subject property is owner-occupied. As per the tape data, the subject property is in vacant condition.
No comments have been found stating the borrower’s income was impacted by COVID-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the lender, xx and the borrower, xx Mcghin, A/K/A. XXXX Mcghin, on xx/xx/2014. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 11.650% beginning on xx/xx/2014 and a maturity date of xx/xx/2054. The loan has been modified once since origination. There is no deferred balance and principal forgiven amount.	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 11.65000%   Tape Value: 1165.000%   Variance: -1153.35000%   Variance %: -1153.35000%   Comment: Original stated rate is 11.6500%   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Mobile Home Variance: Variance %: Comment: Manufactred Housing Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "The home is not affixed. As per the appraisal report, which is located at xx, the subject property type is manufactured home. The ALTA 7 endorsement is not attached with the final title policy. The legal description attached with the subject mortgage does not show VIN or serial number. The affidavit of affixation is not available to confirm whether the manufactured home is affixed to permanent foundation."	* Compliance Testing (Lvl 3) "The tape shows the subject is a section 32 loan. Further details not provided. Infinity compliance result shows the loan has passed state and federal high-cost tests."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA finance charge test due to finance charge disclosed on final HUD as xx. Calculated finance charge is xx for an under disclosed amount of -xx.

Loan failed TILA rescission finance charge test due to finance charge disclosed on final HUD as xx. Calculated finance charge is xx for an under disclosed amount of --xx.

Loan failed TILA right of rescission test due to the funding date is before the third business day of consummation date."
																																																																																								* GSE Points and Fees Test Violations (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
I2QT3BDD8LW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.080%	360	xx/xx/2007	xx/xx/2007	Conventional	ARM	Purchase	xx	xx	Full Documentation	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	PUD	xx/xx/2007	xx	Primary	Yes	Yes	No	xx	xx	48.662%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2012	xx	Not Applicable	3.000%	xx	xx/xx/2012	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 with the lender xx.
No active liens or judgments have been found against the borrower or subject property.
The annual combined taxes for 2023 were paid in the amount of xx.
The annual combined taxes for 2024 are due in the amount of xx.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 3.000%.
Collections Comments:The loan is currently performing and the next due date is xx/xx/2024.
The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx.
The loan has been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated xx/xx/2024, the reason for default is curtailment of income.
As per the BPO (xx) report dated xx/xx/2024, the subject property is occupied.
No comment pertaining to the damage to the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made on xx/xx/2012 between the borrower "xx" and the servicer xx, the new principal balance is xx. The borrower agreed to pay the P&I of xx and an interest rate of 3.00% beginning on xx/xx/2012 until the maturity date of xx/xx/2037.

Good Faith Estimate Loan Program Info Disclosure Notice of Servicing Transfer	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: Current Value Date is Not Applicable   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2012   Tape Value: xx/xx/2012   Variance: -71 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 10.08000%   Tape Value: 1008.000%   Variance: -997.92000%   Variance %: -997.92000%   Comment: Original Stated Rate is 10.08000%   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 001000000001000000000000 Tape Value: 010000000010000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the subject loan fails the state high-cost test. Further details not provided. Infinity compliance result shows the loan has passed state and federal high-cost tests and failed secondary market high-cost threshold tests."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed Disclosed APR High-Cost Threshold Exception Test due to APR calculated 12.720% exceeds APR threshold of 12.690% over by +0.030%."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final good faith estimate is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer is missing from the loan documents."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
852WTZQ4Q7I	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.400%	360	xx/xx/2007	xx/xx/2007	Conventional	ARM	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	xx	Not Applicable	22.705%	First	Commitment	Not Applicable	Not Applicable	xx/xx/2011	xx	Not Applicable	4.400%	xx	xx/xx/2011	XXXX	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 in the amount of xx in favor of xx.
No active judgments or liens have been found.
The second installment of county tax for 2023 is due in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current P&I is xx and the interest rate is 4.400%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current P&I is xx and the interest rate is 4.400%. The current UPB is xx.
No foreclosure and bankruptcy evidence has been found.
As per the collection comment dated xx/xx/2024, the subject property is located in FEMA disaster area declared due to "severe storms, tornadoes, and flooding" on xx/xx/2024. CCs do not show damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified between the borrower and lender with an effective date of xx/xx/2011 and the new principal balance is xx. The borrower promised to pay P&I in the amount of xx with fixed interest rate of 4.400% starting on xx/xx/2011. The maturity date is not available on the modification document. Modification (xx) shows that upon modification, the terms remain in effect until the maturity date of the loan. As per note and seller's tape data, the maturity date is xx/xx/2037.	Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is not applicable Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: Current value date is not applicable   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2011   Tape Value: xx/xx/2011   Variance: -22 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 10.40000%   Tape Value: 1040.000%   Variance: -1029.60000%   Variance %: -1029.60000%   Comment: Original Stated Rate is 10.400%   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/xx/2037 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the subject is a section 32 loan. Further details not provided. Infinity compliance results show that the loan passed the federal high-cost test and failed secondary market high-cost APR threshold tests."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed disclosed APR High-Cost threshold exception test due to APR calculated 12.860% exceeds APR threshold of 12.720% over by +0.140%. As a result, this loan may not be acceptable to certain secondary market investors."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account is not signed by borrower."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from loan documents"
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure is missing from the loan documents."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PFYIU87M5IU	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	Yes	No	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	10.200%	360	xx/xx/2007	xx/xx/2007	Conventional	ARM	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	xx	Not Applicable	34.416%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2011	xx	Not Applicable	3.000%	xx	xx/xx/2012	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2007 and was recorded on xx/xx/2007 in the amount of xx in favor of xx for xx.
No active judgments or liens were found.
The 1st and 2nd installments of county taxes for 2023 were paid in the total amount of xx on xx/xx/2024 and xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
The borrower filed for bankruptcy under Chapter 7 with case#xx on xx/xx/2014. The borrower was discharged on xx/xx/2014 and terminated on xx/xx/2014.
No information has been found related to damage or repairs.
As per seller’s tape data, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx filed for bankruptcy under Chapter 7 with case#xx on xx/xx/2014. As per voluntary petition schedule D (xx) the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. The unsecured portion is xx. The borrower was discharged on xx/xx/2014 and terminated on xx/xx/2014.	This modification agreement made between the borrower xx and lender xx. The modified monthly P&I of xx with a modified interest rate of 3.000% starting on xx/xx/2012. There is no deferred balance and principal forgiven amount. This modification document is not signed by the borrower and the lender.	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Yes Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is not applicable   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: Current Value Date is not applicable   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2011   Tape Value: xx/xx/2012   Variance: -66 (Days)   Variance %:    Comment: xx/xx/2011   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 10.20000%   Tape Value: 1020.000%   Variance: -1009.80000%   Variance %: -1009.80000%   Comment: Original Stated Rate is 10.200%   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/xx/2037 Variance: Variance %: Comment: Unavailable Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the subject is a high-cost loan and section 32. Further details not provided. Infinity compliance result shows that the loan passed the federal high-cost points and fees test."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The CE risk indicator is moderate as the loan is failing for Disclosed APR High-Cost Threshold Exception Test : Fail
Charged APR is 12.807% and allowed is 12.720% and it is over by  +0.087%."
																																																																																								* Settlement date is different from note date (Lvl 2) "Final HUD reflects closing date as xx/xx/2007. Notary's signature date on the Mortgage/Deed of Trust is xx/xx/2007. Note date is xx/xx/2007."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6VQ8T40M9VU	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.497%	240	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Purchase	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2016	xx	xx	6.000%	xx	xx/xx/2016	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2007 and was recorded on xx/xx/2007 in the amount of xx in favor of xx.
There is an active prior mortgage against the subject property in favor of xx in the amount of xx which originated on xx/xx/1999 and recorded on xx/xx/1999 with the instrument | book/page#xx .
There is UCC lien found against the subject property in favor of xx which was recorded on xx/xx/2022. The lien amount is not available.
The annual combined taxes for 2023 were paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is currently 05 months delinquent with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 6.00%. The UPB is xx. The last payment was received as per the recast agreement dated xx/xx/2021, which is located at "xx"	Collections Comments:The current status of the loan is active bankruptcy.
According to the payment history as of xx/xx/2024, the borrower is currently 05 months delinquent with the loan, and the next due date is xx/xx/2024. The UPB is xx.
The reason for default is not available in latest servicing comments.
No evidence has been found regarding the current/prior foreclosure proceedings.
The borrower filed for bankruptcy under Chapter 13 with case# xx on xx/xx/2023 and bankruptcy is still active.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per seller’s tape data, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx filed for bankruptcy under Chapter 13 with case# xx on xx/xx/2023. As per voluntary petition schedule D (xx) the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. The unsecured portion is xx. The POC (xx) was filed by the creditor xx on xx/xx/2023 for the secured claim amount of xx and the amount of arrearage is xx. The amended chapter 13 (xx) plan was filed on xx/xx/2023, and confirmed on xx/xx/2023. The borrower shall pay monthly payment of xx per month with interest 7.25% for 60 months. The bankruptcy is still active.	This modification agreement made between the borrower xx and lender xx which xx is interest bearing amount and deferred amount is xx. The modified monthly P&I of xx with a modified interest rate of 6.00% starting on xx/xx/2016 and continuing until the new maturity date of xx/xx/2054. There is no principal forgiven amount.	Credit Application Credit Report HUD-1 Closing Statement Missing Required Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2016   Tape Value: xx/xx/2015   Variance: 23 (Days)   Variance %:    Comment: xx/xx/2016   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2007   Tape Value: xx/xx/2007   Variance: -5 (Days)   Variance %:    Comment: First apyment date is xx/xx/2007.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 0.00052%   Comment: Original balance is xx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 11.49700%   Tape Value: 600.0000%   Variance: -588.50300%   Variance %: -588.50300%   Comment: Original stated rate is 11.497%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: M43210001000000011111110 Tape Value: 432100010000000111111100 Variance: Variance %: Comment: M4MM10001000000011111110 Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows that subject loan is TX50A6. Appraisal report is missing from the loan file. FMV disclosure is missing from the loan documents. The SOL of 4 years has expired."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final HUD-1, along with the estimated HUD-1 and itemization of the fee, is missing from the loan documents."
* Missing Required Disclosures (Lvl 3) "FMV disclosure is missing from the loan documents. Per statue, the SOL of 4 years has expired."	* Application Missing (Lvl 2) "The final application is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan file. XXXX search shows an estimated value of xxK. Current UPB xxK."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
P6HOORJNNQD	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.170%	240	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2008	xx	Primary	Yes	Yes	No	xx	xx	22.853%	First	Unavailable	Not Applicable	Not Applicable	xx/xx/2016	xx	Not Applicable	4.000%	xx	xx/xx/2016	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2008 and was recorded on xx/xx/2008 in the amount of xx in favor of xx, fsb.
No active judgments or liens were found.
The annual combined taxes for 2023 were paid in the amount of xx on xx/xx/2024.
The annual city taxes for 2023 were paid in the amount of xx on xx/xx/2023.
The annual school taxes for 2023 were paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
Recent servicing comments do not reflect any damage pertaining to the subject property.
As per tape data, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by COVID-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower xx and lender xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 4.000% starting on xx/xx/2016 and continuing until the new maturity date of xx/xx/2036. There is no deferred balance or principal forgiven amount.	Condo/PUD Rider	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is not applicable. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: Current value date is not applicable.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 8.17000%   Tape Value: 817.0000%   Variance: -808.83000%   Variance %: -808.83000%   Comment: Original stated rate is 8.17000%.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property address street is XXXX. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the subject is a TX50A6 loan. Further details not provided. Infinity compliance result shows that the loan has passed the state and federal high-cost tests. Per statue, the SOL of 4 years has expired."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3)     "Home equity loan interest and fees pre-closing disclosure is missing from the loan documents."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3) "Home equity loan notice of address for borrower notification of violation is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA Finance Charge test due to calculated finance charge of xx exceeds disclosed finance charge of xx for an under disclosed amount of -xx.

Loan failed TILA Foreclosure Rescission Finance charge of xx exceeds disclosed finance charge of xx for an under disclosed amount of -xx."
																																																																																								* Condo / PUD rider Missing (Lvl 2) "The condominium rider is missing from the loan files."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QY4CN63OUBA	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	First	$1,379.37	xx	xx/xx/2024	xx	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.874%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2017	xx	Not Applicable	5.500%	xx	xx/xx/2017	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 with the lender xx for the amount of xx.
No active liens or judgments have been found against the borrower or subject property.
The first and second installments of town taxes for 2025 are due in the amount of xx.
The first and second installments of town taxes for 2024 were paid in the amount of xx.
The fourth installment of town taxes for 2024 is due in the amount of xx.
The annual utilities/MUD taxes for 2024 are due in the amount of xx.
The third installment of town taxes for 2024 is delinquent in the amount of xx on xx/xx/2024, which is good through xx/xx/2024.
According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 5.500%.

Collections Comments:The loan is currently performing and the next due date is xx/xx/2024.
The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx.
The loan has been modified.
As per the notice of lis pendens located at "xx", the foreclosure was initiated in 2009 and the complaint was filed on xx/xx/2009. The amended complaint was filed on xx/xx/2010. Further details not provided.
The borrowers "xx" filed for bankruptcy under chapter 13 with the case# xx on xx/xx/2013. The debtor was discharged on xx/xx/2019 and the case was terminated on xx/xx/2019.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.

Foreclosure Comments:As per the notice of lis pendens located at "xx", the foreclosure was initiated in 2009 and the complaint was filed on xx/xx/2009. The amended complaint was filed on xx/xx/2010. Further details not provided.
Bankruptcy Comments:The borrowers "xx" filed for bankruptcy under chapter 13 with the case# xx on xx/xx/2013. The POC was filed by the creditor xx and the arrearage amount is xx. The chapter 13 plan was filed on xx/xx/2013. The plan was confirmed on xx/xx/2018. The debtor has promised to pay the trustee in the amount of xx for 60 months. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. The MFR was filed on xx/xx/2016 and the order on MFR was filed on xx/xx/2017. The chapter 13 trustee’s final report was filed on xx/xx/2019. The debtor was discharged on xx/xx/2019 and the case was terminated on xx/xx/2019. The date of last filing is xx/xx/2019.

The modification agreement was made on xx/xx/2017 between the borrowers "xx" and the lender xx, the new principal balance is xx. The borrower agreed to pay the P&I of xx and an interest rate of 5.500% beginning on xx/xx/2017 until the maturity date of xx/xx/2047.

HUD-1 Closing Statement	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: Current value date is not applicable.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2017   Tape Value: xx/xx/2017   Variance: -54 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.37500%   Tape Value: 550.0000%   Variance: -543.62500%   Variance %: -543.62500%   Comment: Original Stated rate is 6.37500%.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property address street is XXXX. Tape Source: Initial Tape Type:	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "The property is located in a state that has unlimited assignee liability for high-cost loans, and HUD-1 is missing to test compliance."	* Compliance Testing (Lvl 3) "Tape shows the subject loan fails the state high-cost tests. Further details not provided. Infinity compliance result shows the loan has passed state high cost tests."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The file is missing the final HUD. CE was tested using the latest TIL itemization in the file."	* ComplianceEase State Regulations Test Failed (Lvl 2) "Loan failed the state regulations for the prohibited fees test.
The following fees were included in the test:
Rate Lock Fee paid by Borrower: xx
Abstract / Title Search Fee paid by Borrower: xx
Notary Fee paid by Borrower: xx
																																																																																								Title Insurance paid by Borrower: xx."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IG25F7DW2PO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.780%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	28.509%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	8.030%	xx	Unavailable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2007 in favor of xx, FSB, in the amount of xx, which was recorded on xx/xx/2007.
No active judgments or liens have been found.
Annual county taxes for 2023 were paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is delinquent with the loan for one month and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of PITI xx which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 8.030%. The current UPB is xx and the deferred balance is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is collection.
According to the payment history as of xx/xx/2024, the borrower is delinquent with the loan for one month, and the next due date is xx/xx/2024. The current UPB is xx and the deferred balance is xx.
As per the document located "xx", the subject borrower was previously impacted by COVID-19.
As per the servicing comments, no reason for default of the borrower has been found.
No foreclosure activity has been initiated.
No post-closing bankruptcy record has been found.
As per the deferral agreements located at "xx" the lender deferred the two months payments in the amount of xx for the due date xx/xx/2020 and xx/xx/2020.
As per the latest BPO dated xx/xx/2024 located at "xx", the subject property is owner-occupied. CCs do not show any damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of xx and a rate of interest of 8.78% with a maturity date of xx/xx/2037. The P&I as per payment history is xx, and the rate of interest is 8.03%. There is a difference in P&I and rate of interest with respect to note. The modification agreement is missing from the loan file.	Appraisal (Incomplete)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: The deferred balance per agreement is xx.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-0.05   Variance %: -0.00004%   Comment: Original balance is xx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 8.78000%   Tape Value: 878.0000%   Variance: -869.22000%   Variance %: -869.22000%   Comment: Original stated rate is 8.7800%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 111111111111111111111111   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Actual data shows the property address is XXXX.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/xx/2037 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the subject is a TX50A6 loan. Further details not provided. Infinity compliance result shows that the loan has passed the state and federal high-cost tests. Further details not provided. Per statue, the SOL of 4 years has expired."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 3)     "Home equity loan copies of documents are missing from the loan documents."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3)     "Home equity loan interest & fees pre-closing disclosure is missing from the loan documents."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3) "Home equity loan notice of address for borrower notification of violation is missing from the loan documents."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "Subject loan closed without an appraisal. FMV disclosure signed by the borrower is available in the loan documents. XXXX search shows an estimated amount at xxK. Current UPB is xxK."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA Finance Charge test due to calculated finance charge of xx exceeds disclosed finance charge of xx for an under disclosed amount of -xx.

Loan failed TILA Foreclosure Rescission Finance charge of xx exceeds disclosed finance charge of xx for an under disclosed amount of -xx."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand-dated by the borrowers."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OXHI0Q6UVQS	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	No	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.350%	360	xx/xx/2005	xx/xx/2005	Conventional	ARM	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2010	xx	Not Applicable	5.250%	xx	xx/xx/2010	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 in the amount of XXXX with xx.
No active judgments or liens have been found.
The annual combined taxes for 2023 were paid on xx/xx/2023 in the amount of xx.
The annual combined taxes for 2024 were due on xx/xx/2025 in the amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 5.250%. As per the tape, the current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 5.250%. As per the tape, the current UPB is xx.
There are three deferred agreements located at "xx" and according to those agreements the total xx has been deferred.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of  post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower "xx" and the lender xx. on xx/xx/2010. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 5.250% beginning on xx/xx/2010 and a maturity date of xx/xx/2036. There is no deferred balance, and the lender has forgiven the late charges and other legal expenses in the amount of xx.	Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2010   Tape Value: xx/xx/2010   Variance: 14 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 8.35000%   Tape Value: 835.0000%   Variance: -826.65000%   Variance %: -826.65000%   Comment: Actual data shows original stated rate is 8.35%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000010111000000001100   Tape Value: 000001001110000000011001   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Actual data shows the property address is XXXX.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Unavailable Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the subject loan fails the state high cost test. Further details not provided. Infinity did not perform the regulatory compliance test as a copy of the final HUD-1 is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "A copy of the final HUD-1, estimated HUD-1, and fee itemization are missing from the loan documents."	* Application Missing (Lvl 2) "Final application signed by the borrower is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB xxK."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Unavailable
F0B9LSHLXER	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.125%	360	xx/xx/2007	xx/xx/2007	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	xx	Not Applicable	29.135%	First	Commitment	Not Applicable	Not Applicable	xx/xx/2012	xx	xx	6.000%	xx	xx/xx/2012	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2007 and was recorded on xx/xx/2007 in the amount of xx in favor of xx.
There is an active junior mortgage against the subject property in favor of xx, in the amount of xx, which originated on xx/xx/2007 and was recorded on xx/xx/2007 with the instrument Book/Page# xx .
The second installment of town taxes for 2025 is due in the total amount of xx on xx/xx/2024.
The first installment of town taxes for 2025 was paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
As per collection comment dated xx/xx/2024, the FEMA disaster was declared on xx/xx/2024 for severe storms. CCs do not show damages.
No comments have been found stating the borrower’s income was impacted by Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrowers Manuelr. Melo and spouse, Cibele Melo and lender xx which xx is interest bearing amount and deferred amount is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 6.000% starting on xx/xx/2012 and continuing until the new maturity date of xx/xx/2037. There is no principal forgiven amount.	Loan Program Info Disclosure Notice of Servicing Transfer	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Vale is Not Applicable Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: Current Value Date is Not Applicable   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2012   Tape Value: xx/xx/2012   Variance: -8 (Days)   Variance %:    Comment: xx/xx/2012   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2007   Tape Value: xx/xx/2007   Variance: -3 (Days)   Variance %:    Comment: Original Note Doc Date is xx/xx/2007   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: 8.12500% Tape Value: 812.5000% Variance: -804.37500% Variance %: -804.37500% Comment: Original Stated Rate is 8.12500% Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the subject loan failed state high cost tests. Further details not provided. Infinity compliance result shows that the loan passed the state and federal high cost tests."	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer document is missing from the loan files."
																																																																																								* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "HUD 1 closing date is xx/xx/2007. Notary signature date on the Mortgage/Deed of Trust is xx/xx/2007. ROR was signed by Borrower on xx/xx/2007 with an expiry date of xx/xx/2007 and the loan funded on xx/xx/2007."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DNNOIFH4RH9	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	No	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.900%	360	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx/xx/2023	xx	Not Applicable	5.000%	xx	xx/xx/2023	XXXX	According to updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2003 with the lender xx. in the amount of xx which was recorded on xx/xx/2003.
No active judgments or liens have been found.
The annual school taxes for 2024 are due in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current P&I is xx and the interest rate is 5.000%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current P&I is xx and the interest rate is 5.000%. The current UPB is xx.
No foreclosure and bankruptcy evidence has been found.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement was made between the borrower and lender with an effective date of xx/xx/2023 and the new principal balance is xx. The borrower promised to pay P&I in the amount of xx with an interest rate of 5.000% starting on xx/xx/2023 until the maturity date of xx/xx/2053. The rate changes in 6 steps ending at 9.75%.	Credit Application Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: -33 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Graduated Rate Mortgage   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-0.24   Variance %: -0.00067%   Comment: Original balance is xx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 12.90000%   Tape Value: 952.8000%   Variance: -939.90000%   Variance %: -939.90000%   Comment: Original stated rate is 12.90%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000003323210   Tape Value: 000000000000000033232100   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property address street is XXXX.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Limited Cash Out (GSE definition)   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the subject is a section 32 loan and state high cost. Further details not provided. Infinity compliance result shows that the loan passed the state and federal high-cost points and fees test."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the interest rate test due to the loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan failed TILA foreclosure rescission finance charge test due to calculated finance charge xx exceeds disclosed finance charge of xx under disclosed by -xx."
																																																																																								* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan documents. XXXX search does not show an estimated value. Current UPB xxK."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QDC1A5Z1SBO	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	1.200%	360	xx/xx/2005	xx/xx/2005	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Yes	Yes	No	xx	Not Applicable	31.239%	First	Final policy	Not Applicable	xx	xx/xx/2015	xx	xx	3.250%	xx	xx/xx/2015	XXXX	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 in the amount of xx in favor of xx, FSB.
There is a junior mortgage against the subject property in favor of xx. in the amount of xx which was originated on xx/xx/2005 and recorded on xx/xx/2005 as inst#xx
The first installment of town taxes for 2025 was paid in the amount of xx on xx/xx/2024.
The second installment of town taxes for 2025 is due in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied to the due date of xx/xx/2024. The current monthly P&I is xx, and the interest rate is 3.250%. The current UPB is xx, and the total deferred balance per tape is xx. The current monthly P&I was reduced as per the loan recast notice, which is located at "xx"	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx, and the total deferred balance per tape is xx.
As per the letter in the loan file dated xx/xx/2021, located at "xx", the BWR's income was impacted by COVID. As per the deferral agreement dated xx/xx/2021, located at "xx", the past-due payments in the total amount of xx were deferred. Further details are not provided.
Apart from Covid deferral, the borrower was approved for deferral on xx/xx/2020, xx/xx/2020 and xx/xx/2020 in the total amount of xx. The deferral agreement is located at "xx.
No evidence of a BK filed by the borrower has been found.
As per the servicing comment dated xx/xx/2024, the subject property is located in a disaster area that was declared for severe storms and flooding. CCs do not show any damage.
As per the latest BPO report dated xx/xx/2024, which is located at "xx", the subject property is in average condition with no repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made between the borrower, xx, and the lender, xx. As per the modified terms, the modified UPB is xx. Out of the modified UPB, the amount of xx has been deferred. The borrower agreed to pay interest-bearing UPB of xx with a fixed rate of 3.25% by making P&I of xx beginning on xx/xx/2015. The new maturity date is xx/xx/2055.	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: xx   Tape Value: xx   Variance: $-8996.89   Variance %: -11.64326%   Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2015   Tape Value: xx/xx/2015   Variance: 15 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Original Stated Rate Loan Value: 1.20000% Tape Value: 400.0000% Variance: -398.80000% Variance %: -398.80000% Comment: Tape Source: Initial Tape Type:	3: Curable		* Compliance Testing (Lvl 3) "The tape shows State high cost. Infinity CE report passed the high-cost section 32. Further details were not provided."			Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
R20PQI3DYKP	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.625%	360	xx/xx/2006	xx/xx/2006	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	xx	Not Applicable	33.546%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	XXXX	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage originated on xx/xx/2006 and was recorded on xx/xx/2006 in the amount of xx in favor of "xx". No active judgments or liens have been found. The first installment of county taxes for 2024 is paid on xx/xx/2024 in the amount of xx. The second installment of county taxes for 2024 is due on xx/xx/2024 in the amount of xx. No prior year’s delinquent taxes have been found.	As per the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 12.625%. As per the tape, the current UPB is xx. The last payment was received as per the payment changes notice located "xx". ".	Collections Comments:The current status of the loan is performing.
As per the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 12.625%. As per the tape, the current UPB is xx.
As per the BPO dated xx/xx/2024 located at "xx" the subject property needs some general repairs, and the estimated cost of repair is xx. CCs do not show damages and no evidence of repair completion has been found in CC and loan files.
No foreclosure activity has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.
BWR has 8.00 years on the job as xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was originated on xx/xx/2006 with a loan amount of xx. This is a conventional ARM rate mortgage with a P&I of xx, a rate of interest of 8.625%, and a maturity date of xx/xx/2036. The P&I as per payment history is xx, and the rate of interest is 12.625%. The current UPB is xx and the deferred balance is xx. There is a difference in P&I and rate of interest with respect to note. As per the seller’s tape data, the loan has been modified on xx/xx/2009. The modification agreement is missing from the loan file.	Initial Escrow Acct Disclosure Loan Program Info Disclosure	Field: ARM Index Type Loan Value: Unavailable Tape Value: LIBOR - 6 month WSJ |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower last name is XXXX, Jr.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx/xx/2009   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: ARM   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 8.62500%   Tape Value: 862.5000%   Variance: -853.87500%   Variance %: -853.87500%   Comment: Original rate is 8.625%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/xx/2036 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the subject is a section 32. Further details not provided. Infinity compliance result shows that the loan does not fail the federal high-cost points and fees test."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed VA SB 797 High Risk Mortgage Loan points and fees threshold test due to fees charged xx exceeds fees threshold of xx over +xx.
The following fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Loan Discount Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx
Flood Determination - Life of Loan Fee paid by Borrower: xx
Tax Related Service Fee paid by Borrower: xx
Settlement / Closing / Escrow Fee paid by Borrower: xx."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan documents."
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$1,750.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QPPVMQL1TG0	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	15.825%	360	xx/xx/2000	xx/xx/2000	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2000	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	47.743%	First	Commitment	Not Applicable	Not Applicable	xx/xx/2009	xx	Not Applicable	6.750%	xx	xx/xx/2009	XXXX	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2000 and recorded on xx/xx/2000 in the amount of xx in favor of "xx".
There is a junior judgment active against the subject borrower in favor of "xx" in the amount of xx which was recorded on xx/xx/2017.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current P&I is xx and the interest rate is 6.750%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current P&I is xx and the interest rate is 6.750%. The current UPB is xx.
No foreclosure and bankruptcy evidence has been found.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made between the borrower "xx" and lender "xx" with an effective date of xx/xx/2009 and the new modified principal balance is xx. The borrower promised to pay P&I in the amount of xx with fixed interest rate of 6.750% starting on xx/xx/2009 until the maturity date of xx/xx/2030.	Right of Rescission	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2009   Tape Value: xx/xx/2009   Variance: -14 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 15.82500%   Tape Value: 1582.500%   Variance: -1566.67500%   Variance %: -1566.67500%   Comment: Original stated rate is 15.825%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Home improvement Tape Value: Cash Out - Other Variance: Variance %: Comment: Purpose of refinance is Home improvement. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "The tape shows Tx50A6. FMV disclosure is missing from the loan file. Further details were not provided. Per statue, the SOL of 4 years has expired."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed late fees test due to percentage calculated 10.000% exceeds threshold of 5.000% over by 5.000%.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* Fair Market Value of Homestead Property Acknowledgment is missing from the loan file (Lvl 3)     "Fair market value of homestead property disclosure is missing from the loan documents. The SOL of 4 years has expired."
* Home Equity Consumer Disclosure is missing from the loan file (Lvl 3)     "Home equity consumer disclosure is missing from the loan documents."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 3)     "Home equity loan copies of documents are missing from the loan documents."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3)     "Home equity loan interest and fees pre-closing disclosure is missing from the loan documents."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3)     "Home equity loan notice of address for borrower notification of violation is missing from the loan documents."
* Not all borrowers signed HUD (Lvl 3) "HUD is not signed by borrower."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA right of rescission test due to ROR is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3IBSIDV0O1W	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.150%	300	xx/xx/2001	xx/xx/2001	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx/xx/2013	xx	Not Applicable	7.150%	xx	xx/xx/2013	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2001 and was recorded on xx/xx/2001 in the amount of xx in favor of xx No active judgments or liens have been found. The 2023 combined annual taxes were paid in the amount of xx on xx/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 7.150%. The current UPB is not reflecting in payment history, but according to tape, as of date xx/xx/2024, the UPB was xx.	Collections Comments:The current status of the loan is active bankruptcy.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is not reflecting in payment history, but according to tape, as of date xx/xx/2024, the UPB was xx.
The reason for default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
The borrower filed for bankruptcy under Chapter 7 with case #xx on xx/xx/2020. Bankruptcy is still active.
No information has been found regarding the forbearance plan.
As per the latest BPO report dated xx/xx/2022 located at xx, the subject property needs repairs to paint and trim the exterior of the property, clean up the yard, and improve the curb appeal, and the estimated cost of repairs is xx. Further details were not provided.
As per servicing comments dated xx/xx/2024, the subject property has been occupied by the owner.
No comments have been found stating the borrower’s income was impacted by COVID-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx filed for bankruptcy under Chapter 7 with case #xx on xx/xx/2020. The case was converted from chapter 7 to chapter 13 on xx/xx/2020. As per voluntary petition schedule D (xx), the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The POC (xx) was filed by the creditor xx. on xx/xx/2020 for the secured claim amount of xx, and the amount of arrearage is xx. The confirm chapter 13 (xx) plan was filed on xx/xx/2020 and confirmed on xx/xx/2020. The borrower shall pay a monthly mortgage payment of xx per month for 36 months to the debtors under the Chapter 13 plan. Bankruptcy is still active.

This modification agreement signed between the borrower xx and lender xx. with an effective date of xx/xx/2013 shows the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 7.150% starting on xx/xx/2013 and continuing until the new maturity date of xx/xx/2032. There is no deferred balance or principal forgiven amount.	Credit Application Credit Report HUD-1 Closing Statement Origination Appraisal Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: Current Value Date is Not Applicable   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2013   Tape Value: xx/xx/2013   Variance: -74 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2001   Tape Value: xx/xx/2001   Variance: -5 (Days)   Variance %:    Comment: Original Note Doc Date is xx/xx/2001   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.15000%   Tape Value: 0.00000%   Variance: 7.15000%   Variance %: 7.15000%   Comment: Original Stated Rate is 7.15000%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 110001111111110012221111   Tape Value: 000000000000000122211111   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of Refinance Per HUD-1 is Cash Out-Other   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose of Transaction per HUD-1 is Cash Out   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2032 Tape Value: xx/xx/2032 Variance: 10 (Days) Variance %: Comment: Stated Maturity Date is xx/xx/2026 Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows that subject loan is TX50A6. Appraisal report and FMV disclosure are missing from the loan file. The SOL of 4 years has expired."
* Fair Market Value of Homestead Property Acknowledgment is missing from the loan file (Lvl 3)     "Fair market value disclosure is missing from the loan file. The SOL of 4 years has expired."
* Home Equity Consumer Disclosure is missing from the loan file (Lvl 3)     "Home equity consumer disclosure is missing from the loan documents."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 3)     "Home equity loan copies of documents are missing from the loan documents."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3)     "Home equity loan interest and fees pre-closing disclosure is missing from the loan documents."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3)     "Home equity loan notice of address for borrower notification of violation is missing from the loan documents."
																																																																																							* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1, estimated HUD-1, and fee itemization are missing from the loan documents."	* Application Missing (Lvl 2) "Final application is missing from the loan documents." * Missing Appraisal (Lvl 2) "The appraisal report is missing from the loan file. XXXX search shows an estimated value of xxK. Current UPB xxK." * Missing credit report (Lvl 2) "Credit report is missing from the loan documents" * Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$10,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
D9CHDOMNU18	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	Yes	No	Not Applicable	Second	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.950%	360	xx/xx/1997	xx/xx/1997	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/1997	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	65.102%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2009	xx	Not Applicable	7.000%	xx	xx/xx/2010	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/1997 and was recorded on xx/xx/1997 in the amount of xx with xx.
There is a prior mortgage that originated on xx/xx/1992 and was recorded on xx/xx/1992 in the amount of xx in favor of "xx"
The annual county taxes for 2023 were paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	As per the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 7.00%. The current UPB is not available in the PH. As per the tape as of xx/xx/2024, the current UPB is xx.	Collections Comments:The current status of the loan is performing.
As per the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 7.00%. The current UPB is not available in the PH. As per the tape as of xx/xx/2024, the current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified between the borrower "xx" and the lender "xx" on xx/xx/2009. As per this modification agreement, the new principal balance is xx, and the borrower promised to pay principal and interest in the amount of xx at a rate of 7.000%. According to this agreement, the new maturity date will be xx/xx/2036.	Notice of Servicing Transfer Right of Rescission	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is not applicable. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: Current value date is not applicable.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2009   Tape Value: xx/xx/2009   Variance: -15 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 10.95000%   Tape Value: 0.00000%   Variance: 10.95000%   Variance %: 10.95000%   Comment: Original stated rate is 10.95000%.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property address street is XXXX. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "The tape shows section 32. Infinity CE report passed the high-cost section 32. Further details are not provided."	* GSE Points and Fees Test Violations (Lvl 2) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
INSGI9Q12IZ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.450%	360	xx/xx/2000	xx/xx/2000	Conventional	ARM	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/1999	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx/xx/2016	xx	Not Applicable	4.000%	xx	xx/xx/2016	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2000 and recorded on xx/xx/2000 with the lender xx.
There are 2 state tax liens against the borrower in favor of xx for the amount of xx recorded on xx/xx/2021.
The first installment of county taxes for 2023 was paid in the amount of xx.
The second installment of county taxes for 2023 is due in the amount of xx.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The current P&I is xx and the interest rate is 4.000%. "xx".	Collections Comments:The loan is currently performing and the next due date is xx/xx/2024.
The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024."xx".
The loan has been modified.
The foreclosure was not initiated.
The borrower "xx" filed for bankruptcy under chapter 13 with the case# xx on xx/xx/2006. The case was terminated on xx/xx/2011.
As per the BPO (xx) report dated xx/xx/2024, the subject property is owner occupied.
No comment pertaining to the damage to the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower "xx" filed for bankruptcy under chapter 13 with the case# xx on xx/xx/2006. The POC was filed by the creditor xx and the arrearage amount is xx. The chapter 13 plan was filed on xx/xx/2006. The amended plan was filed on xx/xx/2006 and the plan was confirmed on xx/xx/2006. The debtor has promised to pay the trustee in the amount of xx per month. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. The chapter 13 trustee’s final report was filed on xx/xx/2011. The case was terminated on xx/xx/2011.	The modification agreement was made on xx/xx/2016 between the borrower "xx" and the lender xx, the new principal balance is xx. The borrower agreed to pay the P&I of xx and an interest rate of 4.000% beginning on xx/xx/2016 until the maturity date of xx/xx/2030.	Credit Application Credit Report Loan Program Info Disclosure Notice of Servicing Transfer Prepayment Penalty Rider Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: Current Value Date is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2016   Tape Value: xx/xx/2016   Variance: -14 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: 11.45000% Tape Value: 0.00000% Variance: 11.45000% Variance %: 11.45000% Comment: Original Stated Rate is 11.45000% Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the subject is a section 32 loan. Further details not provided. Infinity compliance result shows that the loan passed the federal high cost points and fees test."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Indiana license validation test due to an Indiana House Enrolled Act 1359 requires the XXXX Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (xx), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC. The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of January 1, 2009."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The subject loan is ARM and loan program disclosure is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Note has LIBOR Index with Replacement Clause (Lvl 2)     "Note Has LIBOR Index with replacement clause."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
* Prepayment Rider Missing (Lvl 2)     "Prepayment rider is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 2)     "Right of rescission is missing from the loan documents."
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BL9B742Y2GU	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.740%	300	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2016	xx	Not Applicable	4.500%	xx	xx/xx/2016	XXXX	As per review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2006 in the amount of xx with xx, and it was recorded on xx/xx/2006.
No active judgments or liens found
The annual combined taxes for 2023 were paid in the amount of xx on xx/xx/2024.
The annual school taxes for 2023 are exempt.
As per updated title report, no prior year taxes are delinquent.
According to the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which applied for xx/xx/2024. The current P&I is xx with an interest rate of 4.500%. The UPB as of the date mentioned in the updated payment history is xx.	Collections Comments:The loan is performing.
According to the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2024. The current P&I is xx with an interest rate of 4.500%. The UPB as of the date mentioned in the updated payment history is xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the comment dated xx/xx/2024, the reason for default is illness of borrower.
As per comment dated xx/xx/2024, the subject property is owner-occupied.
Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower and lender on xx/xx/2016. The new modified rate is 4.500% and borrower promises to pay the P&I of xx which began on xx/xx/2016. The new principal balance is xx. The interest bearing amount is xx and the maturity date is xx/xx/2056.	Credit Application Final Truth in Lending Discl. Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the subject is a TX50A6 loan. Further details not provided. FMV and Appraisal report are missing from the loan file. The SOL of 4 years has expired."
* Fair Market Value of Homestead Property Acknowledgment is missing from the loan file (Lvl 3) "Fair market value of homestead property disclosure is missing from the loan file. The SOL of 4 years has expired."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test due to the annual percentage rate (xx) is 7.740%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. Final TIL also missing in the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
* Home Equity Consumer Disclosure is missing from the loan file (Lvl 2)     "Home equity consumer disclosure is missing from the loan file."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 2)     "Home equity loan copies of documents are missing from the loan file."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 2)     "Home equity loan interest & fees pre-closing disclosure is missing from the loan file."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 2)     "Home equity loan notice of address for borrower notification of violation is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB xxK."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer document is missing from the loan files."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
417Q7AL1CIM	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.930%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2008 and was recorded on xx/xx/2009 in the amount of xx in favor of xx, fsb.
There is an active prior mortgage against the subject property in favor of xx in the amount of xx which originated on xx/xx/1987 and recorded on xx/xx/1987 with the instrument#xx Book# 1846, page #xx.
There is child support lien found against the borrower in favor of xx in the amount of xx which was recorded on xx/xx/2016.
There is UCC lien found against the subject property in favor of xx which was recorded on xx/xx/2020. The supporting document does not show any lien amount.
The 2023 combined annual taxes were paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is currently 01 months delinquent with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 6.930%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2024, the borrower is currently 01 month delinquent with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
The reason for default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
No comments have been found stating the borrower’s income was impacted by Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Final Truth in Lending Discl. Origination Appraisal Right of Rescission	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-0.01   Variance %: -0.00001%   Comment: Original balance is xx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.93000%   Tape Value: 693.0000%   Variance: -686.07000%   Variance %: -686.07000%   Comment: Original stated rate is 6.930%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 111111111111111111111111   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: 111111111111111111111111   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property address street is XXXX. Tape Source: Initial Tape Type:	3: Curable	* Fair Market Value of Homestead Property Acknowledgment is missing from the loan file (Lvl 3) "Fair market value of homestead property acknowledgment is missing from the loan documents. Per statue, the SOL of 4 years has expired."
* Home Equity Consumer Disclosure is missing from the loan file (Lvl 3)     "Home equity consumer disclosure is missing from the loan documents."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 3)     "Home equity loan copies of documents are missing from the loan documents."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3)     "Home equity loan interest & fees pre-closing disc is missing from the loan documents."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3)     "Home equity loan notice of address for borrower notification of violation is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows that subject loan is TX50A6. Appraisal report and FMV disclosure are missing from the loan file. The SOL of 4 years has expired."	* Application Missing (Lvl 2) "Final application signed by the borrower is missing from the loan documents."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA APR test due to final TIL is missing from the loan file and APR is updated as 0%.

Loan failed TILA right of rescission test due to ROR is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxk. Current UPB is 31k."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JHD8V66QKND	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	Yes	No	Not Applicable	First	$343.44	xx	xx/xx/2024	Unavailable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	9.900%	360	xx/xx/1999	xx/xx/1999	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/1999	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	25.849%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2017	xx	Not Applicable	7.250%	xx	xx/xx/2018	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/1999 and recorded on xx/xx/1999 in the amount of xx with xx.
There is a junior mortgage against the subject property in the amount of xx with the lender "xx" which was recorded on xx/xx/2002.
There is a junior mortgage against the subject property in the amount of xx with the lender "xx" which was recorded on xx/xx/2004.
There is a junior mortgage against the subject property in the amount of xx with the lender "xx"MHFA")," which was recorded on xx/xx/2006.
There are two active notices of federal tax liens against the borrower in favor of the xx for the amount of xx, which were recorded on xx/xx/2011 and xx/xx/2013.
The first installment of county taxes for 2024 has been delinquent on xx/xx/2024 in the amount of xx.
The second installment of county taxes for 2024 is due in the amount of xx on xx/xx/2024.
Annual county taxes for 2023 were paid in the amount of xx on xx/xx/2023.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 7.250%. The current UPB is not reflecting in payment history, but according to tape, as of date xx/xx/2024, the UPB was xx. The deferred balance is xx. As per multiple deferment agreements the lender deferred the payments in the amount of xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is not reflecting in payment history, but according to tape, as of date xx/xx/2024, the UPB was xx. The deferred balance is xx.
The loan was modified on xx/xx/2018 with a UPB of xx.
As per the review of the documents located at ""xx", the foreclosure was initiated in 2019. The foreclosure complaint was filed on xx/xx/2009. The foreclosure file was put on hold due to loss mitigation on xx/xx/2009.
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2005. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx and the value of the collateral is xx. The unsecured portion is xx. BK was discharged on xx/xx/2005 and the case was fully terminated on xx/xx/2005.	The step modification agreement was signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2018, and the new modified unpaid principal balance is xx. The modified monthly P&I of xx with an interest rate of 3.250% starting on xx/xx/2018, which will be changed in 6 steps until the new maturity date of xx/xx/2047. The rate will change in six steps, which end with 7.500%. There is a balloon provision in the amount of xx which will be due on maturity xx/xx/2047.	Prepayment Penalty Rider Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: Current Value Date is Not Applicable   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2017   Tape Value: xx/xx/2018   Variance: -41 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: Graduated Rate Mortgage   Variance:    Variance %:    Comment: Loan Amortization Type is ARM   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 9.90000%   Tape Value: 0.00000%   Variance: 9.90000%   Variance %: 9.90000%   Comment: Original Stated Rate is 9.90000%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000001111100000000   Tape Value: 000000000011111000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property Address Street is XXXX Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the subject is a section 32 loan. Further details not provided. Infinity compliance result shows that the loan passed the federal high-cost points and fees test."	* GSE Points and Fees Test Violations (Lvl 2) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Note has LIBOR Index with Replacement Clause (Lvl 2)     "Note states, If the Index is no longer available, the Note Holder will choose a new index that is based upon comparable information.  The Note holder will give notice of this choice."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine operative index value."
* Prepayment Rider Missing (Lvl 2)     "Prepayment penalty rider is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from the loan documents."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$16,000.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MGK5EJF8QR7	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.490%	300	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	4.000%	xx	xx/xx/2021	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 with the lender xx. for the amount of xx.
No active liens or judgments have been found against the borrower or subject property.
The annual county taxes for 2023 were paid in the amount of xx.
The annual school taxes for 2023 were paid in the amount of xx.
The annual utilities/MUD taxes for 2023 were paid in the amount of xx
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx and the deferred balance is xx. The current P&I is xx and the interest rate is 4.000%.
As per the loan deferment agreement located at "xx", the deferred is in the amount of xx.
PH shows a large payment of xx in March-24 and xx in May-24. CC shows the same amount paid by BWR.

Collections Comments:The loan is currently performing and the next due date is xx/xx/2024.
The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx and the deferred balance is xx.
The loan has been modified.
As per the loan deferment agreement located at "xx", the deferred is in the amount of xx.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated xx/xx/2024, the reason for default is illness of the borrower.
As per the comment dated xx/xx/2024, the subject property is located in the FEMA disaster area due to Texas severe storms, straight-line winds, tornadoes and flooding, which was declared on xx/xx/2024.
As per the BPO (xx) report dated xx/xx/2024, the subject property is owner occupied.
No comment pertaining to the damage to the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made on xx/xx/2021 between the borrowers "xx" and the lender xx, the new principal balance is xx. The borrower agreed to pay the P&I of xx and an interest rate of 4.000% beginning on xx/xx/2021 until the maturity date of xx/xx/2043.	Credit Application Final Truth in Lending Discl. Origination Appraisal Right of Rescission	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2021   Tape Value: xx/xx/2021   Variance: -38 (Days)   Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.49000%   Tape Value: 649.0000%   Variance: -642.51000%   Variance %: -642.51000%   Comment: Original stated rate is 6.490%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000100000000000000000 Tape Value: 000000000000000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the subject is a TX50A6 loan. Further details not provided. Infinity compliance result shows the loan has passed state and federal high-cost tests. Per statue, the SOL of 4 years has expired."
* Fair Market Value of Homestead Property Acknowledgment is missing from the loan file (Lvl 3) "Fair market value of homestead property acknowledgment is missing from the loan documents. The SOL of 4 years has expired."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA APR test due to Calculated APR of 0.000% exceeds Disclosed APR of 6.566% under disclosed by -6.566%. Final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
* Home Equity Consumer Disclosure is missing from the loan file (Lvl 2)     "Home equity consumer disclosure is missing from the loan documents."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 2)     "Home equity loan copies of documents are missing from the loan documents."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 2)     "Home equity loan interest and fees pre-closing disclosure is missing from the loan documents."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 2)     "Home equity loan notice of address for borrower notification of violation is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB xxK."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DLL4C0ZT2NZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.300%	180	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2016	xx	Not Applicable	7.500%	xx	xx/xx/2016	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2005 and was recorded on xx/xx/2005 in the amount of xx in favor of xx
There is a credit card judgment found against the borrower in favor of xx in the amount of xx, which was recorded on xx/xx/2017.
The combined annual taxes for 2023 were paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.

Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No forbearance details are available in recent collection comments.
No evidence has been found regarding litigation and contested matters.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by COVID-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement signed between the borrower and the lender with an effective date of xx/xx/2016 shows the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 7.500% starting on xx/xx/2016 and continuing until the new maturity date of xx/xx/2041. There is no principal forgiven amount.	Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal Right of Rescission	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: Current Value Date is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.30000%   Tape Value: 630.0000%   Variance: -623.70000%   Variance %: -623.70000%   Comment: Original Stated Rate is 6.30000%   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of Refinance Per HUD-1 is Cash Out- Other   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Purpose of Transaction per HUD-1 is Cash Out Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "The tape and review of loan file show the subject is a TX50A6 loan and missing HUD-1. Further details not provided. Per statue, the SOL of 4 years has expired."
* Fair Market Value of Homestead Property Acknowledgment is missing from the loan file (Lvl 3)     "Fair market value of homestead property acknowledgment is missing from loan documents. The SOL of 4 years has expired."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from loan documents. Fee itemization also missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from loan documents."
* Home Equity Consumer Disclosure is missing from the loan file (Lvl 2)     "Home equity consumer disclosure is missing from loan documents."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 2)     "Home equity loan copies of documents are missing from loan documents."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 2)     "Home equity loan interest & fees pre-closing disclosure is missing from loan documents."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 2)     "Home equity loan notice of address for borrower notification of violation in file is missing from loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from loan documents. XXXX search shows an estimated value of xxK. Current UPB xxK."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2YNF2EFI2VJ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.771%	360	xx/xx/2000	xx/xx/2000	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx/xx/2000	xx	Primary	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	XXXX	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2000 and recorded on xx/xx/2000 in the amount of xx in favor of xx. There is an active junior mortgage against the subject property in favor of xx in the amount of xx, which was recorded on xx/xx/2006. The tax status is to follow.	According to the payment history as of xx/xx/2024, the borrower is 1 month delinquent with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current P&I is xx and the interest rate is 11.770%. The current UPB is xx. As per the tape data, the deferred balance is xx.	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2024, the borrower is 1 month delinquent with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current P&I is xx and the interest rate is 11.770%. The current UPB is xx. As per the tape data, the deferred balance is xx.
No foreclosure and bankruptcy evidence has been found.
Total three deferral agreements were made in 2020, located at "xx", "xx" and "xx" with the total deferred balance of xx0.
As per the collection comment dated xx/xx/2023, the borrower’s income was impacted by Covid-19.
As per the BPO report dated xx/xx/2022 located at "xx", the subject property needs repairs for the missing front facial board, paint trim around the front porch and front facial and power wash home. The cost of repair was xx. As per the recent BPO report dated xx/xx/2024, the subject property needs repairs for paint trim around windows and also paint siding. The cost of repair is xx. The total cost of repair is xx. CCs do not show damage. No evidence has been found regarding repair completion.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage that originated with the P&I of xx and an interest rate of 11.77%. According to the payment history as of xx/xx/2024, the current P&I is xx and the interest rate is 11.77%. As per the seller’s tape data, the loan was modified on xx/xx/2005. The modification agreement is missing from the loan file.	1-4 Family Rider Credit Application Notice of Servicing Transfer Prepayment Penalty Rider	Field: Borrower #1 Middle Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx/xx/2005   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 11.77100%   Tape Value: 1177.000%   Variance: -1165.22900%   Variance %: -1165.22900%   Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 111111111111111111111121   Tape Value: 000000000000000000000111   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: Unavailable   Tape Value: xx/xx/2030   Variance:    Variance %:    Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: 3 Family Tape Value: 2 Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the subject is a section 32 loan. Further details were not provided. Infinity compliance results show that the loan passed the state high cost test."	* Application Missing (Lvl 2) "Final application signed by the borrower is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing required 1-4 family rider (Lvl 2)     "1-4 family rider is missing from the loan documents."
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by the borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
* Prepayment Rider Missing (Lvl 2)     "Prepayment rider is missing from the loan documents."
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$2,707.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CQJLSC5BG3T	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.910%	361	xx/xx/2006	xx/xx/2006	Conventional	ARM	Purchase	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	12.301%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2014	xx	Not Applicable	2.000%	xx	xx/xx/2014	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 in the amount of xx with xx.
There is one state tax lien against xx favor of xx in the amount of xx which was recorded on xx/xx/2006.
The first, second, and third installments town taxes for 2024 were paid in the amount of xx.
No prior year’s delinquent taxes have been found.

According to the payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of PITI xx which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 4.578%. The current UPB is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The current UPB is xx.
The loan was modified on xx/xx/2014 with a UPB of xx.
No foreclosure activity has been initiated.
No bankruptcy related details have been found.
As per the property inspection report dated xx/xx/2024, located at "xx" the subject property was occupied by the owner with no repairs. CCs do not show any damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement was signed between the borrower and lender with an effective date of xx/xx/2014, and the new modified unpaid principal balance is xx. The modified monthly P&I of xx with an interest rate of 2.000% starting on xx/xx/2014, which will be changed in 4 steps until the new maturity date of xx/xx/2054. The rate will change in 4 steps, which end with 4.578%.	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2014   Tape Value: xx/xx/2014   Variance: -29 (Days)   Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is ARM.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: 6.91000% Tape Value: 691.0000% Variance: -684.09000% Variance %: -684.09000% Comment: Original stated term is 6.91%. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the subject loan fails the state high cost test. Further details not provided. Infinity compliance result shows the loan has passed state and federal high cost tests."	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the prepayment term test. The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located.

Loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test. The below fees were included in the test:
Application Fee paid by Borrower: xx
Funding, Wire, or Disbursement Fee paid by Borrower: xx."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA Finance Charge test due to calculated finance charge of xx exceeds disclosed finance charge of xx for an under disclosed amount of -xx."
																																																																																								* GSE Points and Fees Test Violations (Lvl 2) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Moderate	Not Covered	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WXIH5L1X2QC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.700%	360	xx/xx/2009	xx/xx/2009	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2009 and was recorded on xx/xx/2009 in the amount of xx in favor of xx, fsb.
There is a HOA lien on the subject property in favor of xx in the amount of xx, which was recorded on xx/xx/2011.
There is civil judgment found against the borrower in favor of xx in the amount of XXXX which was recorded on xx/xx/2011. The SSN# mentioned on supportive documents is inconsistent with the borrower's SSN#.
There are 2 civil judgments found against the borrower in the total amount of XXXX filed by different plaintiffs which were recorded on different dates.
The annual combined taxes for 2023 were paid in the amount of xx on xx/xx/2023.
The annual city taxes for 2023 were paid in the amount of xx on xx/xx/2023.
 The annual school taxes for 2023 were paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024.The current monthly P&I is xx with an interest rate of 8.700%. The last payment received on xx/xx/2024 in the amount of xx. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024.The current monthly P&I is xx with an interest rate of 8.700%. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by COVID-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Final Truth in Lending Discl. Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Borrower #1 Middle Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: As per note. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 8.70000%   Tape Value: 0.00000%   Variance: 8.70000%   Variance %: 8.70000%   Comment: Original Stated Rate is 8.70000%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000001   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per note property address street is XXXX.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Single Family Tape Value: 2 Family Variance: Variance %: Comment: As per loan document. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows that subject loan is TX50A6. Appraisal report and FMV disclosure are missing from the loan file. The SOL of 4 years has expired."
* Fair Market Value of Homestead Property Acknowledgment is missing from the loan file (Lvl 3)     "Fair market value disclosure is missing from the loan file. The SOL of 4 years has expired."
* Home Equity Consumer Disclosure is missing from the loan file (Lvl 3)     "Home equity consumer disclosure is missing from the loan documents."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 3)     "Home equity loan copies of documents are missing from the loan documents."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3)     "Home equity loan interest and fees pre-closing disclosure is missing from the loan documents."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3) "Home equity loan notice of address for borrower notification of violation is missing from the loan documents."	* Application Missing (Lvl 2) "Final application signed by the borrower is missing from the loan documents."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA APR test as the final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan file. XXXX search shows an estimated value of xxK. Current UPB is xxK."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UOEZIGU0RHD	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.265%	300	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	35.400%	First	Commitment	Not Applicable	Not Applicable	xx/xx/2016	xx	Not Applicable	6.500%	xx	xx/xx/2016	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2008 and recorded on xx/xx/2008 in the amount of xx with "xx".
There is a junior mortgage against the subject property in favor of xx in the amount of xx which was recorded on xx/xx/2015.
There is UCC Lien against xx favor of xx, which was recorded on xx/xx/2023.
The annual combined taxes for 2023 were paid in the amount of xx on xx/xx/2023.
The annual combined taxes for 2024 are due in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 6.50%. The current UPB is xx.	Collections Comments:According to the review of the collection comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx.
The loan was modified on xx/xx/2016 with the UPB of xx.
No foreclosure activity has been found.
No post-closing bankruptcy record has been found.
As per the BPO report dated xx/xx/2024, located at "xx" the subject property was occupied by the owner with no repairs on the property. CCs do not show any damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx/xx/2016. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 6.500% beginning on xx/xx/2016 and a maturity date of xx/xx/2056.	Notice of Servicing Transfer Right of Rescission	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: Current Value Date is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2016   Tape Value: xx/xx/2016   Variance: -17 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-0.46   Variance %: -0.00054%   Comment: Original Balance (or Line Amount) is xx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: 9.26510% Tape Value: 926.5000% Variance: -917.23490% Variance %: -917.23490% Comment: Original Stated Rate is 9.26510%. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "The tape shows NC rate spread loan. Further details not provided. Infinity compliance result shows that the loan fails the NC rate spread home loan test."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the NC rate spread home loan test due to the loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate
Spread Home Loan Article section of the full ComplianceAnalyzer report. While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test due to the loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MNIV7KSNPIV	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First		$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.780%	336		xx/xx/2006	xx/xx/2006		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx/xx/2005	xx	Primary	Yes	Yes	No	xx	xx	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2018	xx	Not Applicable	5.880%	xx	xx/xx/2018	XXXX
As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2006 and was recorded on xx/xx/2006 in the amount of xx in favor of xx
No active judgments or liens were found.
The first and second installments of county taxes for 2024 have been due in the total amount of xx on xx/xx/2024 and xx/xx/2024.
The first and second installments of county taxes for 2023 have been paid in the amount of xx on xx/xx/2023 and xx/xx/2024.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate 5.880%. The UPB is xx.	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate 5.880%. The UPB is xx.
No evidence has been found regarding the current foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No forbearance details are available in recent collection comments.
No evidence has been found regarding litigation and contested matters.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by COVID-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was signed between the borrower xx The new modified UPB is xx. The borrower promises to pay the P&I in the amount xx with an interest rate of 5.880% beginning from xx/xx/2018 until the maturity date of xx/xx/2045. There is no deferred balance or principal forgiven amount	Credit Application	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is not applicable. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: Current value date is not applicable.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2018   Tape Value: xx/xx/2018   Variance: -9 (Days)   Variance %:    Comment: xx/xx/2018   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2006   Tape Value: xx/xx/2006   Variance: -7 (Days)   Variance %:    Comment: First payment date xx/xx/2006.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: 9.78000% Tape Value: 978.0000% Variance: -968.22000% Variance %: -968.22000% Comment: Original stated rate is 9.78000%. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the subject is a state high-cost loan. Further details not provided. Infinity compliance result shows that the loan pass the federal high-cost points and fees test."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the fees, compensation, and points test due to one of the following findings: (WVC § 31-17-8 (xx)(xx))
If combined fees, compensation, and points of any kind to the lender and broker or their affiliates, to arrange, originate, evaluate, maintain or service the loan exceed 6% of the loan amount financed; or
If the agXXXXate of fees, compensation, and points exceed 5% of the loan amount financed."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test due to finance charge disclosed on final HUD as xx. Calculated finance charge is xx for an under disclosed amount of -xx. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing.

This loan failed the TILA foreclosure rescission finance charge test due to finance charge disclosed on final HUD as xx. Calculated finance charge is xx for an under disclosed amount of -xx.  Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing.

Loan failed TILA APR test due to APR calculated 8.709% exceeds APR threshold of 10.494% over by -1.785%. Subject loan is escrowed."
																																																																																								* GSE Points and Fees Test Violations (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4944JGVD55K	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.400%	180	xx/xx/2000	xx/xx/2000	Conventional	Fixed	Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2000	xx	Primary	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	44.769%	First	Commitment	Not Applicable	Not Applicable	xx/xx/2015	xx	xx	7.000%	xx	xx/xx/2015	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2000 and was recorded on xx/xx/2000 in the amount of xx in favor of xx, F.S.B.
No active liens and judgments have been found against the borrower and subject property.
The annual combined taxes for 2023 were paid in the amount of xx on xx/xx/2023.
The annual city taxes for 2023 were paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.

According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current monthly P&I is xx with an interest rate of 7.00%. The current UPB is not reflecting in payment history, but according to tape, as of date xx/xx/2024, the UPB was xx. The last payment was received as per the recast agreement dated xx/xx/2021, which is located at "xx"

Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current monthly P&I is xx with an interest rate of 7.00%. The current UPB is not reflecting in payment history, but according to tape, as of date xx/xx/2024, the UPB was xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by COVID-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower xx and lender xx which xx is the interest-bearing amount and the deferred amount is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 7.000% starting on xx/xx/2015 and continuing until the new maturity date of xx/xx/2055.There is no principal forgiven amount.	Credit Application	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2015   Tape Value: xx/xx/2015   Variance: 27 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 10.40000%   Tape Value: 700.0000%   Variance: -689.60000%   Variance %: -689.60000%   Comment: As per note doc stated rate is 10.400%; seller tape shows stated rate is 700.000%.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property address street is XXXX.   Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property city is XXXX.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: As per HUD-1 purpose of refinance per HUD-1 is cash out - other; seller tape shows purpose of transaction per HUD-1 is change in rate/term.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: As per HUD-1 purpose of transaction per HUD-1 is cash out; seller tape shows purpose of transaction per HUD-1 is refinance. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "The tape shows section 32. Infinity CE report passed the high-cost section 32. Further details were not provided."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand-dated by the borrower."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6UH3KOLR2IW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.320%	360	xx/xx/2004	xx/xx/2004	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2004	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2004 with the lender, xx which was recorded on xx/xx/2024.
No active judgments or liens were found.
The annual school, and county taxes for the year 2023 were paid on xx/xx/2023 and xx/xx/2023.

As per the review of payment history as of xx/xx/2024, the borrower is 1 month delinquent with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The current P&I is xx and the interest rate is 8.32%. The UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collections.
According to payment history as of xx/xx/2024, the borrower is 1 month delinquent with the loan and the next due date is xx/xx/2024. The current UPB is xx.
No foreclosure activity has been found.
No evidence of a BK filed by the borrower has been found.
The loan has not been modified since origination.
As per the latest BPO report dated xx/xx/2024, which is located at "xx", the subject property is in average condition with no repairs. CCs do not show any damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx filed for bankruptcy under Chapter 13 with case# xx on xx/xx/2013. Schedule D of the voluntary petition shows that the amount of the claim is xx, and the value of the collateral is xx. The unsecured portion is xx. The POC was filed on xx/xx/2014, with the claim amount of xx and the arrearage amount of xx. The chapter 13 plan was confirmed on xx/xx/2014. As per the order confirming the chapter 13 plan, the debtor was supposed to pay xx monthly for 60 months. The BK was dismissed on xx/xx/2018 and the case was terminated on xx/xx/2019.
Not Applicable	Credit Application Final Truth in Lending Discl. Good Faith Estimate HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 8.32000%   Tape Value: 832.0000%   Variance: -823.68000%   Variance %: -823.68000%   Comment: Original stated rate is 8.32000%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 100000000000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property address street is XXXX.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type is PUD. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the subject is a TX50A6 loan and fails the state high-cost loan test. Further details not provided. Infinity did not perform the regulatory compliance test as a copy of the final HUD-1 is missing from the loan documents. The SOL of 4 years has expired."
* Fair Market Value of Homestead Property Acknowledgment is missing from the loan file (Lvl 3)     "Fair market value disclosure is missing from the loan file. The SOL of 4 years has expired."
* Home Equity Consumer Disclosure is missing from the loan file (Lvl 3)     "Home equity consumer disclosure is missing from the loan documents."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 3)     "Home equity loan copies are missing from the loan documents."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3)     "Home equity loan interest and fees pre-closing disclosure is missing from the loan documents."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3)     "Home equity loan notice of address notification of violation is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1/Estimated HUD-1/Fee itemization is missing from the loan documents."	* Application Missing (Lvl 2) "Final application signed by the borrower is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan file. XXXX search shows an estimated value of xxK. Current UPB xxK."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
B6P06MVG1JN	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.291%	240	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2017	xx	Not Applicable	7.291%	xx	xx/xx/2017	XXXX	According to updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2007 with the lender xx which was recorded on xx/xx/2007.
There is an active prior mortgage against the subject property in favor of "xx" in the amount of xx which was recorded on xx/xx/1993.
Annual combined taxes for the year 2023 were paid on xx/xx/2023 in the amount of xx
No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 7.291%. The current UPB reflected as per tape data is xx and the deferred balance is xx.
The borrower was approved for the 3-month deferral payments from xx/xx/2020 to xx/xx/2020 in the total amount of xx. The deferral document is available at "xx".	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per tape data is xx.
The loan was modified on xx/xx/2017 with a UPB of xx.
No foreclosure activity has been initiated.
No bankruptcy-related details have been found.
As per comment dated xx/xx/2024, this property is located in a disaster area designated by FEMA for Texas Severe Storms, Straight-line Winds, Tornadoes, and Flooding (xx) Amendment 7, which was declared on XX/XX/XXXX.
As per the latest BPO dated xx/xx/2024, located at "xx" the subject property was occupied by the owner with no repairs. CCs do not show any damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement signed between the borrowers "xx" and lender xx. with an effective date of xx/xx/2017 shows the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 7.291% starting on xx/xx/2017, until the new maturity date of xx/xx/2038.	Credit Application	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is not applicable. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: Current value date is not applicable.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2017   Tape Value: xx/xx/2017   Variance: -26 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2007   Tape Value: xx/xx/2007   Variance: -5 (Days)   Variance %:    Comment: First payment date is xx/xx/2007.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: 10.29100% Tape Value: 1029.100% Variance: -1018.80900% Variance %: -1018.80900% Comment: Original stated rate is 10.29100%. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the subject is a TX50A6 loan. Further details not provided. Infinity compliance result shows the loan has passed state high-cost tests. The TX 4 years SOL has expired."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 2)     "Home equity loan copies of documents are missing from the loan file."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 2)     "Home equity loan interest & fees pre-closing disclosure is missing from the loan file."
																																																																																								* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 2) "Home equity loan notice of address for borrower notification of violation is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
P0ZKYVMGYAQ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.950%	360	xx/xx/2005	xx/xx/2005	Conventional	ARM	Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2016	xx	xx	7.575%	xx	xx/xx/2016	XXXX	According to updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2005 with the lender, xx which was recorded on xx/xx/2005. There is a junior mortgage against the subject property in the amount of xx which was originated on xx/xx/2014 in favor of xx recorded on xx/xx/2014. The second installment of 2023-24 county taxes is due on xx/xx/2024 in the amount of xx. First installment was paid on xx/xx/2023 in the amount of xx. No prior year's delinquent taxes were found.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The current P&I is xx and the interest rate is 14.75%. The UPB is xx and the deferred balance is xx. The last payment was made as per the terms of ARM note (xx).	Collections Comments:The loan is currently performing.
As per the review of payment history as of xx/xx/2024, the borrower is current  with the loan, and the next due date is xx/xx/2024. The UPB is xx and the deferred balance is xx.
No foreclosure activity has been found.
As per the latest BPO dated xx/xx/2024, located at "xx", the subject is in average condition. The subject property needs repairs such as siding completion, box gutter repair. The estimated cost of repair is xx. CCs do not show any damage.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per PACER, the borrower, xx filed bankruptcy under Chapter-13 with case#xx on xx/xx/2008. As per the schedule-D of voluntary petition dated xx/xx/2008, the amount of claim is xx and the value of collateral is xx.
The POC was filed by subject creditor on xx/xx/2013 for a secured claim amount of xx and the arrearage is xx. The plan was confirmed on xx/xx/2009. After confirmation, the amended plan was filed on xx/xx/2012. The BK case was discharged and terminated on xx/xx/2014. As per the trustee's final report dated xx/xx/2024, the debtor paid principal in the amount of xx out of the claim amount of xx.
The loan modification agreement was made between the BWR "xx" and the servicer "xx" on xx/xx/2016. This is a limited term modification with a period of 60 months (xx). The modified UPB is xx. The BWR agreed to pay modified UPB with a fixed rate of 7.575% by making P&I of xx beginning on xx/xx/2016. The temporary mod period ends on xx/xx/2021. Post modification period, the interest will be charged on the UPB as per the original documents. There is a deferred balance in the amount of xx.	Credit Application Final Truth in Lending Discl. Loan Program Info Disclosure Origination Appraisal Prepayment Penalty Rider	Field: ARM Index Type Loan Value: Not Applicable Tape Value: LIBOR - 6 month WSJ |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: xx   Tape Value: xx   Variance: $-289.77   Variance %: -9.41478%   Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2016   Tape Value: xx/xx/2016   Variance: 2 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: 10.95000% Tape Value: 1095.000% Variance: -1084.05000% Variance %: -1084.05000% Comment: Original stated rate is 10.950%. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the subject is a section 32 loan. Further details not provided. Infinity compliance result shows that the loan has passed the federal high-cost points and fees test."	* Application Missing (Lvl 2) "Application is missing from the loan documents."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the Indiana license validation test."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed qualified TILA APR test due to APR calculated 0.000% exceeds APR threshold of 11.445% under by -11.445% %. Final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan file. XXXX search shows an estimated value of xxK. Current UPB xxK."
																																																																																								* Prepayment Rider Missing (Lvl 2) "Prepayment penalty rider is missing from loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$8,500.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
U2YG2729E78	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	Yes	No	Not Applicable	First	$0.00	xx	xx/xx/2024	xx	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	13.230%	360	xx/xx/2000	xx/xx/2000	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2000	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	48.146%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2019	xx	Not Applicable	2.500%	xx	xx/xx/2019	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2000 and was recorded on xx/xx/2000 in the amount of xx in favor of xx for xx.
There are 2 state tax lien found against the borrower in the total amount of xx filed by XXXX - Department of Revenue  which were recorded on xx/xx/2024 & xx/xx/2024.
The annual county taxes for the year 2023 were paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 4.500%. The current UPB is not reflecting in payment history, but according to tape, as of date xx/xx/2024, the UPB was xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is not reflecting in payment history, but according to tape, as of date xx/xx/2024, the UPB was xx.
As per the foreclosure document located at xx, the foreclosure was initiated in 2002, and the complaint was filed on xx/xx/2002 with the case# 2002-CP-36-320. The case was amended in 2010, and the notice of sale located at xx, shows the sale was scheduled for xx/xx/2010. As per the document of satisfaction of mortgage by foreclosure located at xx, the foreclosure case is closed. Further details were not provided.
According to the PACER, the borrower filed for bankruptcy under Chapter 13 with case#xx on xx/xx/2010. The bankruptcy was dismissed on xx/xx/2011 and terminated on xx/xx/2012.
No information has been found related to damage or repairs.
No comments have been found stating the borrower’s income was impacted by Covid-19.
Foreclosure Comments:As per the foreclosure document located at xx, the foreclosure was initiated in 2002, and the complaint was filed on xx/xx/2002 with the xx The case was amended in 2010, and the notice of sale located at xx, shows the sale was scheduled for xx/xx/2010. As per the document of satisfaction of mortgage by foreclosure located at xx, the foreclosure case is closed. Further details were not provided.
Bankruptcy Comments:According to the PACER, the borrower xx filed for bankruptcy under Chapter 13 with case#xx on xx/xx/2010. As per voluntary petition schedule D (xx) the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. The unsecured portion is xx. The POC (xx) was filed by the creditor xx. on xx/xx/2011 for the secured claim amount of xx. The amended chapter 13 (xx) plan was filed on xx/xx/2011, and confirmed on xx/xx/2011. The borrower has promised to make monthly mortgage payment of xx for 7 months and xx for 53 months to the trustee under the chapter 13 plan. The bankruptcy was dismissed on xx/xx/2011 and terminated on xx/xx/2012.	The step modification agreement signed between the borrower xx & xx and lender xx. with an effective date of xx/xx/2019 shows the new modified unpaid principal balance is xx which is an interest-bearing amount. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 4.500% starting on xx/xx/2023, which will be changed in 6 steps until the new maturity date of xx/xx/2057. The rate will change in 6 steps, which ends with 7.500%. The final balloon payment on the interest-bearing principal balance of xx is due on the maturity. There is no deferred balance and principal forgiven amount.	Loan Program Info Disclosure Notice of Servicing Transfer Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Borrower #2 Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower last name is XXXX.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2019   Tape Value: xx/xx/2019   Variance: -13 (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Graduated Rate Mortgage   Variance:    Variance %:    Comment: Loan amortization type is U/A.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 13.23000%   Tape Value: 0.00000%   Variance: 13.23000%   Variance %: 13.23000%   Comment: Original stated rate is 13.23000%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000001021111110000000000 Tape Value: 000010211111100000000000 Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the subject is a section 32 loan. Further details not provided. Infinity compliance result shows that the loan has passed the federal high-cost points and fees test."	* GSE Points and Fees Test Violations (Lvl 2) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
16DCDW3ZT0M	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	No	Not Applicable	Other	$15,694.63	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.900%	180	xx/xx/1997	xx/xx/1997	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/1997	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx/xx/2011	xx	Not Applicable	4.000%	xx	xx/xx/2012	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/1997 and was recorded on xx/xx/1997 in the amount of xx in favor of xx.
There is an active junior mortgage against the subject property in favor of xx in the amount of xx which originated on xx/xx/2000 and recorded on xx/xx/2000 with the instrument #xx
There are ten real estate tax liens found against the subject property in the total amount of xx filed by different plaintiffs which were recorded on different dates.
There are three medical liens found against the borrower in the total amount of xx filed by different plaintiffs on different dates.
There is a state tax lien on the borrower in favor of xx in the amount of xx which was recorded on xx/xx/2016.
There are five civil judgments found against the borrower in the total amount of xx filed by different plaintiffs & recorded on different dates.
There are six prior civil judgments found against the borrower in the total amount of xx filed by different plaintiffs & recorded on different dates.
The 2016 city annual taxes were paid in the amount of xx on xx/xx/2024.
The 2012 city annual taxes were partially paid in the amount of xx on xx/xx/2024.
The annual city taxes from xx are delinquent in the amount of xx which was good through xx/xx/2024. The total delinquent tax amount is more than 4% of the loan amount xx.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 4.00%. The current UPB is not reflecting in payment history, but according to tape, as of date xx/xx/2024, the UPB was xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current monthly P&I is xx with an interest rate of 4.00%. The current UPB is not reflecting in payment history, but according to tape, as of date xx/xx/2024, the UPB was xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
According to the PACER, the borrower xx filed for bankruptcy under Chapter 13 with case#xx on xx/xx/2006. The bankruptcy was dismissed on xx/xx/2006 and terminated on xx/xx/2006.
No information has been found regarding the forbearance plan.
No evidence has been found regarding litigation and contested matter
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx filed for bankruptcy under Chapter 13 with case#xx on xx/xx/2006. As per voluntary petition schedule D (xx) the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. The unsecured portion is xx. The POC (xx) was filed by the creditor xx on xx/xx/2006 for the secured claim amount of xx and the amount of arrearage is xx. The chapter 13 (xx) plan was filed on xx/xx/2006, and not confirmed. The bankruptcy was dismissed on xx/xx/2006 and terminated on xx/xx/2006.	This modification agreement signed between the borrower xx and lender xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 4.00% starting on xx/xx/2012 and continuing until the new maturity date of xx/xx/2051. There is no deferred balance and principal forgiven amount.	Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2011   Tape Value: xx/xx/2012   Variance: -33 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 10.90000%   Tape Value: 0.00000%   Variance: 10.90000%   Variance %: 10.90000%   Comment: Original stated rate is 10.90%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000001000 Tape Value: 000000000000000000010000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the subject is a section 32 loan. Further details not provided. Infinity compliance result shows that the loan passed the federal high-cost points and fees test."	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the interest rate test due to the loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not signed by the borrower."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Z16XLMO6II3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.750%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	6.625%	xx	xx/xx/2020	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2008 and was recorded on xx/xx/2008 in the amount of xx in favor of xx, fsb.
No active judgments or liens were found.
The annual combined taxes for 2023 were paid in the amount of xx on xx/xx/2023.
City and ISD taxes are combined with the county tax.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property has been occupied by owner.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement signed between the borrower xx and lender xx. with an effective date of xx/xx/2020 shows the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 6.625% starting on xx/xx/2020, which will be changed in 04 steps until the new maturity date of xx/xx/2050. The rate will change in 04 steps, which ends with 7.500%. There is no deferred balance and principal forgiven amount.	Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2020   Tape Value: xx/xx/2020   Variance: -41 (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Graduated Rate Mortgage   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 0.00071%   Comment: As per note.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 9.75000%   Tape Value: 975.0000%   Variance: -965.25000%   Variance %: -965.25000%   Comment: As per note.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per note. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "The tape and review of loan file show that loan is TX50A6 loan and HUD-1 missing. Further details not provided. Per statue, the SOL of 4 years has expired."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 and fee itemization are missing from the loan documents."	* Application Missing (Lvl 2) "Final application signed by the borrower is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB xxK."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CYDIVQPUBFH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maine	xx	xx	xx	Maine	xx	xx	Yes	Yes	Not Applicable	Other	$877.85	xx	xx/xx/2024	Not Applicable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.375%	180	xx/xx/2000	xx/xx/2000	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	35.953%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2010	xx	Not Applicable	4.750%	xx	xx/xx/2010	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2000 in the amount of xx with the lender, xx which was recorded on xx/xx/2000.
There are three real estate tax liens against the subject property in the amount of xx in favor of "xx" which were recorded on different dates.
There are five state tax liens against the borrower "xx" in the amount of xx in favor of "xx" which were recorded on different dates.
The annual town taxes for 2023 were delinquent in the amount of xx with a good-through date of xx/xx/2024.
The annual town taxes for 2022 were paid on xx/xx/2022 in the amount of xx.	As per the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 4.750%. The current UPB is not available in the PH. As per the tape as of xx/xx/2024, the current UPB is xx.	Collections Comments:The current status of the loan is performing.
As per the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 4.750%. The current UPB is not available in the PH. As per the tape as of xx/xx/2024, the current UPB is xx.
As per the comment dated xx/xx/2022, the borrower's income was impacted by the COVID. No comments have been found regarding the FB plan.
The BPO dated xx/xx/2024, located at "xx" shows that the screens of the subject property have been damaged and there is some debris present in the property. The estimated cost of repair is xx. CCs do not show damages, and no evidence of repair completion has been found.
As per the comment dated xx/xx/2022, the foreclosure was initiated on xx/xx/2022. Comment dated xx/xx/2023 shows that FC was put on hold due to an ombudsman dispute. Further details were not provided.
No record of post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.
Foreclosure Comments:As per the comment dated xx/xx/2022, the foreclosure was initiated on xx/xx/2022. Comment dated xx/xx/2023 shows that FC was put on hold due to an ombudsman dispute. Further details were not provided.
Bankruptcy Comments:Not Applicable	The loan was modified between the borrowers "xx" and the lender "xx" on xx/xx/2010. As per this modification agreement, the new principal balance was xx, and the borrower promised to pay principal and interest in the amount of xx at a rate of 4.750%. According to this agreement, the new maturity date will be xx/xx/2028.	Origination Appraisal Right of Rescission	Field: Borrower #2 Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2010   Tape Value: xx/xx/2010   Variance: -59 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 12.37500%   Tape Value: 0.00000%   Variance: 12.37500%   Variance %: 12.37500%   Comment: Original rate is 12.37500%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000444444   Tape Value: 000000000000000009999999   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property address is XXXX. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows that subject loan is state high cost. Further details not provided. Infinity compliance result shows that the loan passed state high-cost."	* GSE Points and Fees Test Violations (Lvl 2) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents."
* Not all borrowers signed HUD (Lvl 2)     "HUD-1 is not hand-signed by the borrower."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan documents."
																																																																																								* Settlement date is different from note date (Lvl 2) "Final HUD-1 reflects closing date as xx/xx/2000. Notary's signature date on the deed of trust is xx/xx/2000. Note date is xx/xx/2000."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$2,500.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7C0CK88A3G3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.990%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	xx	49.394%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of xx in favor of "xx".
No active liens and judgments have been found against the borrower and subject property.
The 1st, 2nd, and 3rd installments of town taxes for 2024 were paid in the total amount of xx on xx/xx/2024, xx/xx/2024, and xx/xx/2024.
The 4th installment of town tax for 2024 has been due in the total amount of xx on xx/xx/2024.
The 1st and 2nd installments of town taxes for 2025 are due in the total amount of xx on xx/xx/2025 and xx/xx/2025.
The utilities/MUD annual tax for 2024 has been paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.
As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. Details of the last payment received are not available. As per tape, the current P&I is xx and the interest rate is 6.99%. The UPB is xx.	Collections Comments:The current status of the loan is performing.
As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. Details of the last payment received are not available. As per tape, the current P&I is xx and the interest rate is 6.99%. The UPB is xx.
The reason for default is unable to be determined.
No evidence has been found regarding the current foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No modification or forbearance details are available in recent collection comments.
No evidence has been found regarding litigation and contested matters.
No information has been found related to damage or repairs.
As per tape data, the property occupancy is stated as owner occupied.
No comments have been found stating the borrower was impacted by COVID-19.
BWR1 receives retirement income.
BWR2 has 9.66 years on the job as xx with xx.
BWR3 has 1.66 years on the job as xx with xx. BWR has prior employment experience as xx with xx. between xx/xx/2021 and xx/xx/2022 for 9 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower #2 Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower #2 Last Name is XXXX. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is not applicable   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: -4 (Days)   Variance %:    Comment: Original Note Doc Date is xx/xx/2024   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: M0000   Tape Value: 000000   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property address is XXXX. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "The loan failed the state regulation for the prohibited fees test.
The following fees were included in the test:
Condo Questionnaire paid by Borrower: xx
Title - Transaction Management Fee paid by Borrower: xx
Title Closing Protection Letter paid by Borrower: xx
Title Tax And Assessments Fee paid by Borrower: xx
Warehousing Fee paid by Borrower: xx."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows ineligible condo project due to the project names as defendant in litigation however the attorney opinion letter does not meet FHLMC requirements. Further details not provided. Redfin shows an estimated value of xxK. Current UPB xxK."			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70GDFB7WW64	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.437%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	43.894%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of xx in favor of xx for xx.
No active judgments or liens found.
The 1st, 2nd and 3rd installments of town taxes for 2024 were paid in the total amount of xx on different dates.
The 4th installment of town taxes for 2024 is due in the total amount of xx on xx/xx/2024.
The 1st and 2nd installments of town taxes for 2025 are due in the total amount of xx on xx/xx/2025 & xx/xx/2025.
The 2024 utilities/MUD annual taxes were paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. Details of the last payment received are unavailable. The current P&I is xx and PITI is xx with an interest rate 6.437%. The UPB is xx.	Collections Comments:The loan is performing.
As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. Details of the last payment received are unavailable. The current P&I is xx and PITI isxx with an interest rate is 6.437%.  The UPB is xx.
No evidence has been found regarding the current/prior foreclosure proceedings and bankruptcy.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner occupied.
BWR has 3.58 years on the job as xx at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Payment History String Loan Value: M000000000000 Tape Value: 0000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 43.89%. Lender missed VOE that BWR was not working at closing. BWR started new job after closing and the revised DTI is 62%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR has been an employee at XXXX. for 3.58 years, FICO 751, 0X30 since inception, and xxK equity in the subject."
* Occupancy concerns - (Lvl 4) "The subject was approved as OO, but the tape indicates that the property may be NOO due to misrepresentation. Further details were not provided. Elevated for client review."	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed state regulations prohibited fees test due to the inclusion of the below fees charged to the borrower;

Buyer Attorney Fee paid by Borrower: xx
Title Tax Research Fee paid by Borrower: xx
Title - Closing Protection Letter paid by Borrower: xx
Title - Copy Fee paid by Borrower: xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a purchase case, originated on xx/xx/2023, and the 1-year SOL has expired."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx/xx/2023 does not reflect Points - Loan Discount Fee. Final CD dated xx/xx/2023 reflects Points - Loan Discount Fee at xx. This is an increase fee in the amount of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2023, and the 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
AG3NI2EPJMG	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	43.022%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of xx for xx.
No active judgments or liens were found.
The 2nd installment of county taxes for 2024 has been due in the total amount of xx on xx/xx/2024.
The 1st installment of county taxes for 2024 has been paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The date of last payment received is not available. The amount of PITI is xx. The current P&I is xx with an interest rate of 5.875%. The current UPB is xx.	Collections Comments:The loan is performing.
According to tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The date of last payment received is not available. The amount of PITI is xx. The current P&I is xx with an interest rate of 5.875%. The current UPB is xx.
The subject property is owner occupied. No comments have been found regarding bankruptcy and foreclosure.  No information has been found related to damage or repairs.
BWR has 2 years on the job as xx with xx. In addition to disability benefits and social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable Tape Source: Initial Tape Type:
Field: Payment History String Loan Value: M00000000000000000001 Tape Value: 000000000000000000000 Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 43.02%. The tape shows BWR was not employed at closing. The revised DTI is 129.00%. Further details were not provided. BWR defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active. BWR has 2 years on the job as xx with xx. In addition to disability benefits and social security income, FICO 689, 1X30 since inception, and xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx/xx/2022 reflects Points - Loan Discount Fee at xx. Final CD dated xx/xx/2022 reflects Points - Loan Discount Fee at xx. This is an increase fee in the amount of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2022 and the 1 year SOL is expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OT9F30Y6785	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	48.415%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with the lender xx.
No active liens or judgments have been found against the borrower or subject property.
The annual county taxes for 2023 were paid in the amount of xx.
No prior year’s delinquent taxes have been found.

According to the tape as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment received date is not available. The unpaid principal balance is xx. The current P&I is xx and the current interest rate is 5.875%.

Collections Comments:The loan is currently performing and the next due date is xx/xx/2024.
The last payment received date is not available. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
As per the comment dated xx/xx/2023, the subject property is impacted by FEMA disaster.
No comment pertaining to the damage to the subject property has been observed.
BWR1 has two months on the job as xx with xx. BWR1 has multiple prior employment experiences as an associate with xx. between xx/xx/2019 and xx/xx/2022 for 3.91 years.
BWR2 has 4.33 years on the job as xx with xx.
The Covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: M0000000000000000   Tape Value: 000000000000000000   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: As per loan documents subject property type is PUD. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO, but the tape indicates that the property may be NOO due to misrepresentation. Further details were not provided. Elevated for client review."	* Missing Initial Closing Disclosure (Lvl 3) "The COC reflects that the initial closing disclosure dated xx/xx/2022 is missing from the loan documents. COC is located at XXXX XXXX pg#17."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 48.41%. Tape shows subject is NOO due to misrepresentation causing lender to omit BWR primary housing expense. The revised DTI is 83.76%. BWR defect. The subject loan was originated on xx/xx/2023, and the 3-year SOL is active. BWR1 has 2 months on the job as xx with xx.. BWR2 has 4.33 years on the job as xx with xx, FICO 755, 0X30 since inception, xxK equity in the subject, and xx residual income."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete as the initial CD is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2023, and the 1-year SOL is expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
R4GIVPZLVPX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.990%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Mid Rise Condo (5-8 Stories)	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	xx	49.243%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx in favor of xx for xx.
 No active judgments or liens were found.
The city and other taxes for the year 2023 were paid in the total amount of xx on xx/xx/2023 and xx/xx/2023.
No prior year’s delinquent taxes have been found.	Provided PH is available until xx/xx/2024. As per the tape data of payment history as of xx/xx/2024, the BWR is current with the loan, and the next due date is xx/xx/2024. Details of the last payment received are not available. As per the tape, the current P&I is xx and interest rate is 5.990%. The UPB is xx.	Collections Comments:The current status of the loan is performing.
As per the tape data of payment history as of xx/xx/2024, the BWR is current with the loan, and the next due date is xx/xx/2024. Details of the last payment received are not available. The UPB is xx.
 No FC activity has been found. No evidence of BK has been found.
No information related to damage or repair has been found. As per tape data, the subject property has been occupied by the owner.
BWR1 has 1.41 years as a xx. BWR1 has prior employment experience as xx at xx between xx/xx/2017 and xx/xx/2021 for 4 years. BWR2 has 1.50 years on the job as xx at xx. BWR2 has prior employment experience as xx at xx between xx/xx/2018 and xx/xx/2021 for 3 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 49.243% Tape Value: 49.246% |---| -0.003% |----| -0.00300% Comment: As per LP and 1008 borrower DTI is 49.243% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 42.255%   Tape Value: 42.259%   Variance: -0.004%   Variance %: -0.00400%   Comment:    Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: 25.000%   Tape Value: 12.000%   Variance: 13.000%   Variance %: 13.00000%   Comment: As per MI cert MI coverage amount is 25.00%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: M0000000000000000   Tape Value: 00000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per property address street is XXXX.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Mid Rise Condo (5-8 Stories) Tape Value: Low Rise Condo (1-4 Stories) Variance: Variance %: Comment: As per appraisal subject property type is high rise condo(5-8 Stories) Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49%. Tape shows BWR is on 10 month contract with employer, not as FTE and the revised DTI is 66%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR1 has 1.41 years on the job as xx at xx, and BWR2 has 1.50 years on the job as xx at xx, FICO 703, 0X30 since inception, and xxK equity in the subject.

xx/xx/2026: SOL expired. Downgraded to LVL 2."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
88DG11GCP49	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.937%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	xx	49.925%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024. The subject mortgage was originated on xx/xx/2023 with the lender xx which was recorded on xx/xx/2023.
There is a prior notice of pending lien (xx) against the subject property in favor of xx, which was recorded on xx/xx/2022.
The county annual taxes for 2023 were paid in the total amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.
The latest payment is missing from the loan. According to the payment history tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last transaction details are not available. The current monthly P&I is xx with an interest rate of 5.937%. The current UPB is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been initiated.
No pertaining bankruptcy related details have been found.
No post-closing bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. CCs do not show any damage.
BWR1 has been SE for 6.50 years at xx.
BWR2 employment details are not available.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: Actual data shows borrower #1 Middle name is XXXX. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: M000000000000000 Tape Value: 00000000000000000 Variance: Variance %: Comment: The PH string is M000000000000. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 49.92%. The tape shows undisclosed debt. The revised DTI is at 70.59%. BWR defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR1 has been SE for 6.50 years at xx. FICO 687, 0X30 since inception, xxK equity in the subject, and xx residual income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx/xx/2023 does not reflect Points - Loan Discount Fee. Final CD dated xx/xx/2023 reflects Points - Loan Discount Fee at xx. This is an increase fee in the amount of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2023, and the 1-year SOL is expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock provided expired on xx/xx/2023 and the loan closed on xx/xx/2023. No lock extension found."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1XC7AZGFAO1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	Other	XXXX	$2,819.03	xx	xx/xx/2024	Not Applicable	No	Unavailable	Chapter 13	xx	xx	Not Applicable	xx	Not Applicable	xx	12.990%	360	xx/xx/2005	xx/xx/2005	Conventional	ARM	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2005	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx/xx/2022	xx	xx	4.000%	xx	xx/xx/2022	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2005 in the amount of xx with the lender, xx which was recorded on xx/xx/2006.
There are two HOA liens against the subject property in favor of "xx" for the amount of xx, which were recorded on xx/xx/2006 and xx/xx/2010.
There are seven state tax liens against the borrowers "xx" for the amount of xx in favor of "xx" which were recorded on different dates.
There are four hospital liens against the borrowers, "xx" for the amount of xx, which were filed by the different plaintiffs and recorded on different dates.
There are three credit card judgments against xx, "xx" for the amount of xx, which were filed by the different plaintiffs and recorded on different dates.
The first and second installments of town taxes for 2024 were paid in the amount of xx.
The third installment of town taxes for 2024 is delinquent in the amount of xx with a good-through date of xx/xx/2024.
The fourth installment of town taxes for 2024 is due on xx/xx/2024 in the amount of xx.
The first and second installments of town taxes for 2025 were due in the amount of xx.

According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2021. The current monthly P&I is xx with an interest rate of 4.000%. The current UPB reflected, as per the payment history, is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2021. The current monthly P&I is xx with an interest rate of 4.000%. The current UPB reflected, as per the payment history, is xx.
As per the lis pendens located at "xx" the lender "xx" initiated the foreclosure by filling the lis pendens on xx/xx/2011. Further details regarding this FC were not provided. As per the comment dated xx/xx/2023, the new foreclosure was initiated on xx/xx/2018, and the comment dated xx/xx/022 shows that FC was closed because the loan was modified.
The borrowers, "xx" filed for bankruptcy under Chapter 13 with case #xx on xx/xx/2014.
No information has been found related to damage or repairs.
The subject property is owner-occupied.

Foreclosure Comments:As per the lis pendens located at "xx" the lender "xx" initiated the foreclosure by filling the lis pendens on xx/xx/2011. Further details regarding this FC were not provided. As per the comment dated xx/xx/2023, the new foreclosure was initiated on xx/xx/2018, and the comment dated xx/xx/022 shows that FC was closed because the loan was modified.

Bankruptcy Comments:The borrowers, "xx" filed for bankruptcy under Chapter 13 with case #xx on xx/xx/2014. The plan was confirmed on xx/xx/2016. As per the POC, the amount of the claim was xx, and the amount of the arrears was xx. According to the voluntary petition, the value of collateral was xx and the amount of the claim was xx, so there is an unsecured amount of xx. BK was discharged on xx/xx/2020 and terminated on xx/xx/2020.	The loan was modified between the borrowers "xx" and the lender "xx" on xx/xx/2022. The new modified unpaid principal balance is xx, out of which xx is the interest-bearing amount and the deferred amount is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 4.000% starting on xx/xx/2022 and continuing until the new maturity date of xx/xx/2022.	Affiliated Business Disclosure	Field: Current Legal Status Loan Value: Performing Tape Value: Bankruptcy-Current |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 100.00001%   Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: 30 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: Investor   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 33.31153%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 12.99000%   Tape Value: 4.00000%   Variance: 8.99000%   Variance %: 8.99000%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000004000000 Tape Value: FCCCCCCCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is available in the loan file but it is not signed by the borrower."	* Not all borrowers signed TIL (Lvl 2) "The final TIL is not signed by the borrower."
* Note has LIBOR Index without Replacement Clause (Lvl 2)     "Note states, If the Index is no longer available, the Note Holder will choose a new index that is based upon comparable information.  The Note holder will give notice of this choice."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																								* TIL not hand dated (Lvl 2) "The final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EHB8NIYI4PD	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.990%	360	xx/xx/2007	xx/xx/2007	Conventional	ARM	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2015	xx	Not Applicable	2.000%	xx	xx/xx/2015	XXXX	As per the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2007 and was recorded on xx/xx/2007 in the amount of xx in favor of xx. There is a civil judgment against xx "xx" in favor of "xx" in the amount of xx, which was recorded on xx/xx/2021. There is an IRS lien against xx "xx" in favor of "xx" in the amount of xx, which was recorded on xx/xx/2023. The annual county taxes for 2023 were paid in the amount of xx on xx/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower has been delinquent for 7 months, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 2.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is bankruptcy.
According to the payment history as of xx/xx/2024, the borrower has been delinquent for 7 months, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 2.00%. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2024, the RFD was loss of income.
As per the updated title report dated xx/xx/2024, multiple lis pendens were filed. The first lis pendens was filed on xx/xx/2008 and released on xx/xx/2008; the second lis pendens was filed on xx/xx/2014 and released on xx/xx/2015. UT shows that the last lis pendens located at "xx" was filed on xx/xx/2018, and as per the document located at "xx" the final judgment was entered on xx/xx/2019. The comment dated xx/xx/2023 shows that the FC sale was scheduled for xx/xx/2023, and according to the comment dated xx/xx/2023, the FC was put on hold due to bankruptcy.
The borrower, "xx" filed for bankruptcy under Chapter 13 with case #xx on xx/xx/2021.
As per the comment dated xx/xx/2024, the subject property was damaged due to water, and the estimated cost of repair was xx. A comment dated xx/xx/2024 shows that the subject property's roof needs to be repaired. No comments have been found regarding the repair completion.

Foreclosure Comments:As per the updated title report dated xx/xx/2024, multiple lis pendens were filed. The first lis pendens was filed on xx/xx/2008 and released on xx/xx/2008; the second lis pendens was filed on xx/xx/2014 and released on xx/xx/2015. UT shows that the last lis pendens located at "xx" was filed on xx/xx/2018, and as per the document located at "xx" the final judgment was entered on xx/xx/2019. The comment dated xx/xx/2023 shows that the FC sale was scheduled for xx/xx/2023, and according to the comment dated xx/xx/2023, the FC was put on hold due to bankruptcy.
Bankruptcy Comments:The borrower, "xx" filed for bankruptcy under Chapter 13 with case #xx on xx/xx/2021. The plan was confirmed on xx/xx/2021. As per the POC, the amount of the claim was xx and the amount of arrears was xx. According to the voluntary petition, the value of collateral was xx and the amount of the claim was xx, so there is an unsecured amount of xx. BK is still active.	The loan was modified between the borrower "xx" and the lender "xx" on xx/xx/2015. As per this modification agreement, the new principal balance is xx, and this is a step rate modification in which the borrower will pay the P&I of xx at a rate of 2.00% for 60 months, the P&I 816.11 at a rate of 3.00% for 12 months, and the P&I of xx at a rate of 3.875% for 360 months. According to this agreement, the new maturity date will be xx/xx/2051.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Hazard Insurance HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: 28 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 432   Variance: -72   Variance %: -16.66666%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 76.61368%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 11.99000%   Tape Value: 2.00000%   Variance: 9.99000%   Variance %: 9.99000%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 444444444444444444444444 Tape Value: F9999999999999999 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 is not signed by borrower." * Loan does not conform to program guidelines (Lvl 3) "As per updated title report dated xx/xx/2024, owners of the property are XXXX and XXXX. Tape shows current occupancy as Occupied by Multi-Unit. Further details not provided."	* Application Missing (Lvl 2) "The final 1003 application is missing from the loan documents."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test due to the annual percentage rate (xx) of 13.110%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. Also, final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "The final truth in lending disclosure is missing from the loan files."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.  The below fees were included in the test:  Loan Origination Fee paid by Borrower: xx Mortgage Broker Fee (xx) paid by Borrower: xx Application Fee paid by Borrower: xx Processing Fee paid by Borrower: xx Underwriting Fee paid by Borrower: xx Appraisal Review Fee paid by Borrower: xx Courier / Messenger Fee paid by Borrower: xx Tax Related Service Fee paid by Borrower: xx Wire Transfer Fee paid by Borrower: xx  Loan failed GSE (xx) HOEPA Points and Fees Test due to fees charged xx exceeds fees threshold of xx over by +xx.  The below fees were included in the test:  Loan Origination Fee paid by Borrower: xx Mortgage Broker Fee (xx) paid by Borrower: xx Application Fee paid by Borrower: xx Processing Fee paid by Borrower: xx Underwriting Fee paid by Borrower: xx Appraisal Review Fee paid by Borrower: xx Courier / Messenger Fee paid by Borrower: xx Tax Related Service Fee paid by Borrower: xx Wire Transfer Fee paid by Borrower: xx  This loan failed the predatory lending guidance test due to one or more of the following findings: The loan failed the allowable points and fees test. The loan exceeds the HOEPA APR threshold for primary residences. The loan exceeds the HOEPA points and fees threshold for primary residences."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance policy document is missing from the loan document."
* Note has LIBOR Index with Replacement Clause (Lvl 2)     "Note states, If the Index is no longer available, the Note Holder will choose a new index that is based upon comparable information.  The Note holder will give notice of this choice."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan documents."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$40,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LFKG7P68E00	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.500%	360	xx/xx/2015	xx/xx/2015	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx/xx/2015	xx	Investor	Yes	Yes	No	xx	xx	34.166%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2023	xx	Not Applicable	6.000%	xx	xx/xx/2023	XXXX	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx/xx/2015 and recorded on xx/xx/2015 in the amount of xx in favor of "xx".
No active liens and judgments have been found against borrower and property.
No prior year delinquent taxes have been found.
The second installment of combined taxes for 2024 is due in the amount of xx.
The first installment of combined taxes for 2024 is paid in the amount of xx.
According to the payment history as of xx/xx/2024, the borrower has been delinquent for 1 month. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2024, the borrower has been delinquent for 1 month. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
The subject property is tenant occupied.
As per collection comment dated xx/xx/2023, the borrower’s income was impacted by Covid-19.
No evidence has been found regarding bankruptcy.
No evidence has been found regarding damage.
BWR1 has been SE for 2 years at xx.
BWR2 has 1.33 years on the job as xx at xx.
Foreclosure Comments:As per collection comment dated xx/xx/2023, the FC was put on hold due to loss mitigation. Further details not provided.
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2023 with new principal balance of xx. The borrower promises to pay the new modified P&I of xx with the new fixed interest rate of 6.000% beginning from xx/xx/2023 to the new maturity date of xx/xx/2046.	Field: Current Legal Status Loan Value: Collections Tape Value: Bankruptcy |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value N/A   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: 10 (Days)   Variance %:    Comment: DOc Date of Last Modification N/A   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: 51 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 280   Variance: 80   Variance %: 28.57142%   Comment: Loan Original Maturity Term Month is 360   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 6.25524%   Comment: Original Stated P&I xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 8.50000%   Tape Value: 6.00000%   Variance: 2.50000%   Variance %: 2.50000%   Comment: Original Stated Rate is 8.5%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 211110000010104444444444   Tape Value: 999C3C3CCCCC33336   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: High Rise Condo (>=9 Stories) Tape Value: Low Rise Condo (1-4 Stories) Variance: Variance %: Comment: Subject property type is High Rise Condo (>=9 Stories). Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "As per updated title report dated xx/xx/2024, owners of the property are XXXX and XXXX. Tapes shows current occupancy as Occupied by Multi-Unit. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
AGB6YL1Y3QF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.625%	360	xx/xx/2016	xx/xx/2016	Conventional	ARM	Cash Out	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2023	xx	Not Applicable	9.075%	xx	xx/xx/2023	XXXX	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx/xx/2016 and recorded on xx/xx/2016 in the amount of xx in favor of "xx".

No active liens and judgments have been found against borrower and property.
No prior year delinquent taxes have been found.
The first and second installments of combined taxes for 2024 are paid total in the amount of xx.
According to the payment history as of xx/xx/2024, the borrower has been delinquent for 1 month. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2024, the borrower has been delinquent for 1 month. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
As per comment dated xx/xx/2024, the RFD is borrower’s intention is to refinance the loan and paying off loans.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:As per collection comment dated xx/xx/2023, the FC was initiated on xx/xx/2022. The complaint was filed on xx/xx/2022. The service was completed on xx/xx/2023.  Again the FC was re-initiated in 2023. The complaint was filed on xx/xx/2023. As per UT dated xx/xx/2024, the borrower filed multiple lis pendens. The first lis pendens was filed on xx/xx/2017. The second lis pendens was filed on xx/xx/2022. Again the FC was re-initiated by filling lis pendes on xx/xx/2023, which was released on xx/xx/2024. As per comment dated xx/xx/2023, the FC file was closed due to reinstatement.
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2023 with new principal balance of xx. The borrower promises to pay the new modified P&I of xx with the new fixed interest rate of 9.075% beginning from xx/xx/2023 to the new maturity date of xx/xx/2053.	ARM Rider Missing Dicsloures Origination Appraisal	Field: Current Legal Status Loan Value: Collections Tape Value: Bankruptcy |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: 38 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: $-676.26   Variance %: -29.87687%   Comment: As per note doc original stated P&I is xx; seller tape shows original stated P&I xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 222112100444444444444444 Tape Value: FFFFFFFFFFF363366 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "As per updated title report dated xx/xx/2024, owners of the property are XXXX. Tape shows current occupancy as Occupied by Multi-Unit. Further details not provided"	* Missing Appraisal (Lvl 2) "The appraisal report is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Operative income disclosure is missing from the loan documents."
* Mortgage - Missing required ARM Rider (Lvl 2)     "ARM rider is missing from the loan documents."
																																																																																								* Operative index value is unable to confirm (Lvl 2) "Operative index value supporting document is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NHMER485ILE	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	No	Not Applicable	Other	$0.00	xx	xx/xx/2024	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.500%	360	xx/xx/1990	xx/xx/1990	FHA	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Yes	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	5.000%	xx	xx/xx/2021	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/1990 and recorded on xx/xx/1990 in the amount of xx in favor of "xx".
There are two water/sewer liens active against the subject property in the total amount of xx in favor of same plaintiff "xx" recorded on xx/xx/2018 and xx/xx/2020.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current P&I is xx and the interest rate is 5.00%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current P&I is xx and the interest rate is 5.00%. The current UPB is xx.
As per the FC document located at "xx", the foreclosure was initiated in 2013. No further foreclosure proceedings have been found.
As per the collection comment dated xx/xx/2024, the RFD is illness of the borrower.
As per the collection comment dated xx/xx/2024, the servicer provided repayment plan from xx/xx/2024 to xx/xx/2024. Further details not provided.
According to the updated title report dated xx/xx/2024, the subject mortgage was executed by the borrowers "xx" on xx/xx/1990. There is an assumption and release agreement made on xx/xx/2021, which is located at "xx".
No damage or repairs have been found.

Foreclosure Comments:As per the FC document located at "xx", the foreclosure was initiated in 2013. No further foreclosure proceedings have been found.
Bankruptcy Comments:According to the PACER, the borrower "xx" filed for bankruptcy under Chapter 13 with case#xx on xx/xx/1999. We are not able to open and review documents on PACER. The bankruptcy case was dismissed on xx/xx/1999 and terminated on xx/xx/1999.	The modification agreement was made between the lender and borrower on xx/xx/2021 and the new principal balance is xx. The borrower promises to pay monthly P&I of xx with a fixed interest rate of 5.00% beginning on xx/xx/2021 with a maturity date of xx/xx/2036.	Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal	Field: Current Legal Status Loan Value: Performing Tape Value: Bankruptcy |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/1990   Tape Value: xx/xx/1990   Variance: -18 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: 30 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 180   Variance: 180   Variance %: 100.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: $-196.04   Variance %: -33.51454%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 9.50000%   Tape Value: 5.00000%   Variance: 4.50000%   Variance %: 4.50000%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 011111111100000000000000   Tape Value: CCCCCCCC333333333   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan files."	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan files."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan files."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The servicing transfer document is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YOEM7A3JV26	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Unavailable	No	Modification/Short Sale Pending	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.990%	360	xx/xx/2006	xx/xx/2006	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	59.610%	First	Commitment	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	4.000%	xx	xx/xx/2022	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2007 with the lender xx.
No active liens or judgments have been found against the borrower or subject property.
The first installment of combined taxes for 2025 was paid in the amount of xx.
The second, third and fourth installments of combined taxes for 2025 are due in the amount of xx
The annual utilities/MUD taxes for 2024 are due in the amount of xx.
The annual utilities/MUD taxes for 2024 are delinquent in the amount of xx on xx/xx/2024, which are good through xx/xx/2024.
According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 4.000%.	Collections Comments:The loan is currently performing and the next due date is xx/xx/2024.
The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx.
The loan has been modified.
The foreclosure was initiated, the complaint was filed on xx/xx/2011 and the foreclosure was discounted on xx/xx/2015. As per the comment dated xx/xx/2023, the foreclosure was re-initiated on xx/xx/2017. The re-projected step sale was scheduled for xx/xx/2022.

As per the comment dated xx/xx/2022, the borrower’s income was impacted by Covid-19.
As per the comment dated xx/xx/2024, there is a payment dispute related to the current balance and past due amount.

Foreclosure Comments:The foreclosure was initiated, the complaint was filed on xx/xx/2011 and the foreclosure was discounted on xx/xx/2015. As per the comment dated xx/xx/2023, the foreclosure was re-initiated on xx/xx/2017. The re-projected step sale was scheduled for xx/xx/2022. The foreclosure was closed due to the loan modification.
Bankruptcy Comments:Not Applicable	The modification agreement was made on xx/xx/2022 between the borrowers "xx" and the lender xx, the new principal balance is xx. The borrower agreed to pay the P&I of xx and an interest rate of 4.000% beginning on xx/xx/2022 until the maturity date of xx/xx/2052.

Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	Field: Current Legal Status Loan Value: Performing Tape Value: Bankruptcy-Current |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: 28 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 32.91536%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 12.99000%   Tape Value: 4.00000%   Variance: 8.99000%   Variance %: 8.99000%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 001133222223222220004444 Tape Value: F333336333336633C Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final TIL as xx. Calculated finance charge is xx for an under disclosed amount of -xx. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is refinance case, originated on xx/xx/2006 and the SOL is 3 years.

TILA Foreclosure Rescission Finance Charge Test due to finance charge disclosed on Final TIL as xx. Calculated finance charge is xx for an under disclosed amount of -xx. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is refinance case, originated on xx/xx/2006 and the SOL is 3 years."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Q6ZLVDGSN9Q	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	First	$3,939.12	xx	xx/xx/2024	xx	Not Applicable	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.990%	360	xx/xx/2007	xx/xx/2007	Conventional	ARM	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2013	xx	xx	6.000%	xx	xx/xx/2013	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2007 and recorded on xx/xx/2007 in the amount of xx with xx.
There is a civil judgment against xx in the amount of xx which was recorded on xx/xx/2023.
The first installment of combined taxes for 2024 was paid in the amount of xx on xx/xx/2024.
The second installment of combined taxes for 2024 has been delinquent in the amount of xx on xx/xx/2024 is payable on xx/xx/2024.	According to the payment history dated xx/xx/2024, the borrower has been delinquent with the loan for 56 months, and the next due date is xx/xx/2019. The last payment was received on xx/xx/2024 in the amount of P&I xx which was applied for the due date of xx/xx/2018. The current interest rate is 6.00%. The current UPB is xx and deferred balance is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is bankruptcy.
According to the payment history dated xx/xx/2024, the borrower has been delinquent with the loan for 56 months, and the next due date is xx/xx/2019. The current UPB is xx and deferred balance is xx.
The loan was modified on xx/xx/2013 with interest bearing amount of xx.
As per the review of the servicing comments, the foreclosure was initiated in 2016. The foreclosure complaint was filed on xx/xx/2016 and the foreclosure service was completed on xx/xx/2016. The foreclosure judgment was entered on xx/xx/2017 in the amount of xx. As per the collection comment dated xx/xx/2023, the foreclosure sale date was scheduled for xx/xx/2023. The foreclosure file was put on hold as the debtor filed bankruptcy under chapter 13 with case#xx on xx/xx/2023.
As per the exterior report dated 47/2024 located at "xx" the subject property was occupied by the owner and the property condition is good.  CCs do not show any damage.

Foreclosure Comments:As per the review of the servicing comments, the foreclosure was initiated in 2016. The foreclosure complaint was filed on xx/xx/2016, and the foreclosure service was completed on xx/xx/2016. The foreclosure judgment was entered on xx/xx/2017 in the amount of xx. As per the collection comment dated xx/xx/2023, the foreclosure sale date was scheduled for xx/xx/2023. The foreclosure file was put on hold as the debtor filed bankruptcy under Chapter 13 with case #xx on xx/xx/2023.

Bankruptcy Comments:As per the PACER, the borrower "xx" filed bankruptcy under chapter-13 with the case#xx on xx/xx/2023. As per the schedule-D of voluntary petition dated xx/xx/2023, the amount of claim is xx and the value of collateral is xx. The POC was filed by subject creditor on xx/xx/2024 with the secured claim amount of xx and the arrearage is xx. As per chapter-13 plan dated xx/xx/2023, the debtor shall pay the trustee xx per month for 6 months and xx for 54 months. The BK is active	The modification agreement was made between the lender and borrower on xx/xx/2013. As per the modified term, the new principal balance is xx. The lender deferred the principal balance of xx. The interest bearing amount is xx. The monthly P&I is xx with an interest rate of 6.00% beginning on xx/xx/2013 and a maturity date of xx/xx/2053.	Credit Application Final Truth in Lending Discl. Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal	Field: Current Legal Status Loan Value: Bankruptcy-Delinquent Tape Value: Bankruptcy |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: -119 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: ARM   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 480   Variance: -120   Variance %: -25.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 69.42688%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 9.99000%   Tape Value: 6.00000%   Variance: 3.99000%   Variance %: 3.99000%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444444444444444444444444   Tape Value: 99FFFFFFF99999999   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "As per updated title report dated xx/xx/2024, owners of the property are XXXX and XXXX. Tape shows current occupancy as Occupied by Multi-Unit. Further details not provided"	* Application Missing (Lvl 2) "The final 1003 is missing from the loan file. The values are taken as the note date and loan amount."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA APR test due to Calculated APR of 0.000% exceeds Disclosed APR of 8.866% under disclosed by -8.866%. Final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "The initial TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan file."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The notice of servicing transfer disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6GSOSX0EF8R	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	Second	$24,965.84	xx	xx/xx/2024	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.400%	360	xx/xx/2003	xx/xx/2003	Conventional	ARM	Refinance	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	Unavailable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	41.230%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	xx	9.500%	xx	xx/xx/2022	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2003 in the amount of xx with the lender, xx which was recorded on xx/xx/2010.
There is an active prior mortgage against the subject property in favor of "xx" in the amount of xx, which was originated on xx/xx/2000 and recorded on xx/xx/2000.
There is a civil judgment against xx "xx" filed by the plaintiff "xx" in the amount of xx, which was recorded on xx/xx/2022.
There is one active tax lien against xx in the amount of xx that was recorded on xx/xx/2023 in favor of xx.
The annual town/school relevy taxes for 2022, 2023, and 2024 were delinquent in the amount of xx with a good-through date of xx/xx/2024.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 9.500%. The UPB is xx.	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 9.500%. The UPB is xx.
As per the updated title report dated xx/xx/2024, multiple lis pendens were filed. The first lis pendens was filed on xx/xx/2010, and the final judgment was entered on xx/xx/2010. The second lis pendens was filed on xx/xx/2013, and it was released on xx/xx/2014. The third lis pendens located at "xx" was filed on xx/xx/2017. The final judgment was entered on xx/xx/2020, and as per the document located at "xx" the lis pendens was cancelled.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.

Foreclosure Comments:As per the updated title report dated xx/xx/2024, multiple lis pendens were filed. The first lis pendens was filed on xx/xx/2010, and the final judgment was entered on xx/xx/2010. The second lis pendens was filed on xx/xx/2013, and it was released on xx/xx/2014. The third lis pendens located at "xx" was filed on xx/xx/2017. The final judgment was entered on xx/xx/2020, and as per the document located at "xx" the lis pendens was cancelled.
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2022 between the borrowers "xx" and the servicer "xx". The new modified UPB is xx and interest bearing amount is xx. The borrower promises to pay the P&I in the amount of xx with an interest rate of 9.500% beginning on xx/xx/2022 until the maturity date of xx/xx/2039. There is a deferred balance in the amount of xx. The modification agreement also shows that the deferred amount of xx is considered a balloon payment, which will be paid in full as one balloon payment at the end of the maturity date.	Affiliated Business Disclosure Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Balloon Indicator Loan Value: No Tape Value: Yes |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower #2 Middle Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2023   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000100000110   Tape Value: 000000000000001010011100   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Lost Note Affidavit (Lvl 3) "The LNA is available at "xx" which shows that the original note was misplaced, lost, or destroyed. A duplicate copy of the note is available in the loan file. Tape shows that LNA w/copy."	* Missing Appraisal (Lvl 2) "The appraisal report is missing from the loan file. Realtor.com shows an estimated value of xxK. Current UPB xxK."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RUAR3EBM5EI	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	No	Not Applicable	First	$25.64	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	10.000%	368	xx/xx/1997	xx/xx/1997	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	Unavailable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2010	xx	xx	6.000%	xx	xx/xx/2010	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/1997 and recorded on xx/xx/1997 in the amount of xx with xx. Inc.
There are two active civil judgments against xx favor of xx in the total amount of xx, which were recorded on
xx/xx/2014 and xx/xx/2015.

There is an active civil judgment against xx the favor of xx. in the amount of xx recorded on xx/xx/2016.
There is an active civil judgment against xx favor of xx in the amount of xx recorded on xx/xx/2018.
The annual combined taxes for 2023 were partially paid in the amount of xx on xx/xx/2024.
The annual combined taxes for 2023 have been delinquent on xx/xx/2024 in the amount of xx, which is payable on xx/xx/2024.

According to the payment history as of xx/xx/2024, the borrower is delinquent with the loan for one month, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of P&I xx, which was applied for the due date of xx/xx/2024. The current rate of interest is 6.00%. The current UPB is xx and the deferred balance is xx. There are three payments that were made on xx/xx/2024 in the total amount of xx. These are the borrower's payments.	Collections Comments:As per the review of the servicing comments, the current status of the loan is collection.
According to the payment history xx/xx/2024, the borrower is with the loan, and the next due date is xx/xx/2024. The current UPB is xx and the deferred balance is xx.
The loan was modified on xx/xx/2010 with the principal balance of xx.
No foreclosure activity has been initiated.
According to the PACER, the borrower, "xx", filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2015. The bankruptcy was discharged on xx/xx/2021 and the case was fully terminated on xx/xx/2021.
As per the property inspection report dated xx/xx/2024, the subject property was occupied by the owner. The property condition details stated that the subject property is older home with xx. CCs do not show any damage.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, "xx" filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2015. The POC was filed on xx/xx/2015, with the claim amount of xx and the arrearage amount of xx. The chapter 13 plan was confirmed on xx/xx/2015. As per the chapter 13 plan, the debtor shall pay to the trustee xx for 60 months. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. There is no comment indicating a cram down. The bankruptcy was discharged on xx/xx/2021, and the case was fully terminated on xx/xx/2021.	The modification agreement was made between the lender and borrower on xx/xx/2010. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 6.00% beginning on xx/xx/2010 and a maturity date of xx/xx/2030. The deferred balance other than the principal balance is xx.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Good Faith Estimate HUD-1 Closing Statement Note Notice of Servicing Transfer Origination Appraisal	Field: Current Legal Status Loan Value: Collections Tape Value: Performing |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2018   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-0.36   Variance %: -0.00163%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 110210000000000000100024   Tape Value: -01200000000000000100121   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Total Balance of Superior Lien(s) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final Hud-1, along with itemization and the estimated HUD, are missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the copy of HUD-1 is missing from the loan documents and the subject property is in NC, which is a non-UAL state. A review of the loan documents shows that a copy of Final HUD-1 is missing from the loan package. Further details not provided."
* Note is missing or unexecuted (Lvl 3) "The tape and file show original note documents are missing from the loan documents, and the lost note affidavit is available at #Lost Note Affidavit_0000183505_08.16.05. The loan was modified on xx/xx/2010. As per the seller's response, the original LNA without a copy of the note is in the loan file."	* Application Missing (Lvl 2) "The final 1003 is missing from the loan file. The values are taken as the note date and loan amount"
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "The final GFE is missing from the loan file"
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan file. XXXX search shows an estimated value of xxK. Current UPB xxK."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
R0NB4F8F0Y0	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.750%	360	xx/xx/2000	xx/xx/2000	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	55.068%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx/xx/2000 and recorded on xx/xx/2000 in the amount of xx in favor of "xx". No active liens and judgments have been found. The water/sewer charges for 2024 are due in the amount of xx on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current P&I is xx and the interest rate is 11.750%. The current UPB is xx. PH shows multiple transactions were made in December 2022 in the total amount of xx and in September 2023 in the total amount of xx. As per the collection comment dated xx/xx/2022 and xx/xx/2023, these are BWR payments.	Collections Comments:The current status of the loan is bankruptcy.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current P&I is xx and the interest rate is 11.750%. The current UPB is xx.
The foreclosure was initiated in 2017. The sale was scheduled for xx/xx/2017. The foreclosure was placed on hold due to prior bankruptcy filed on xx/xx/2017. But the bankruptcy case was dismissed on xx/xx/2019. The foreclosure was re-initiated. As per the collection comment dated xx/xx/2022, the sale was scheduled for xx/xx/2022. Further details not provided. The foreclosure is currently on hold due to borrower filed for bankruptcy under Chapter 13 with case# xx on xx/xx/2019. The bankruptcy case is still active.
As per the BPO report dated xx/xx/2024 located at "xx", the subject property needs repairs for roof replacement, rotting facia and potential roof decking. The total cost of repair is xx. No evidence has been found regarding repair completion.

Foreclosure Comments:The foreclosure was initiated in 2017. The sale was scheduled for xx/xx/2017. The foreclosure was placed on hold due to prior bankruptcy filed on xx/xx/2017. But the bankruptcy case was dismissed on xx/xx/2019. The foreclosure was re-initiated. As per the collection comment dated xx/xx/2022, the sale was scheduled for xx/xx/2022. Further details not provided. The foreclosure is currently on hold due to borrower filed for bankruptcy under Chapter 13 with case# xx on xx/xx/2019. The bankruptcy case is still active.
Bankruptcy Comments:According to the PACER, the borrower "xx" filed for bankruptcy under Chapter 13 with case#xx on xx/xx/2019. The POC was filed on xx/xx/2019 for the secured claim amount of xx and the amount of arrearage is xx. As per voluntary petition schedule D, the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. The unsecured portion is xx. The plan was confirmed on xx/xx/2020. The bankruptcy case is still active.	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures Origination Appraisal	Field: Current Legal Status Loan Value: Bankruptcy-Current Tape Value: Bankruptcy |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2000   Tape Value: xx/xx/2024   Variance: -8643 (Days)   Variance %:    Comment: xx/xx/2000   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 111222333333444444444444 Tape Value: -11222333333344444444444 Variance: Variance %: Comment: 113233333344444444444444 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* GSE Points and Fees Test Violations (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan file. Redfin search shows an estimated value of xxK. Current UPB xxK."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in GA. The following state disclosures are missing in the loan documents;
1. Waiver of Borrowers Rights and Closing Attorney Affidavit (xx)
2. Disclosure of Additional Fees."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan documents."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$11,000.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
R35DKGLJ7ZS	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	Yes	xx	Not Applicable	48.103%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2021 in the amount of xx with the lender, xx which was recorded on xx/xx/2021.
There is a UCC lien against xx "xx" in favor of "xx" which was recorded on xx/xx/2022.
The first and second installments of county taxes for 2023 were paid in the amount of xx.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2024, the borrower has been delinquent for 6 months and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 3.750%. The UPB is xx.	Collections Comments:The current status of the loan is foreclosure.
As per the review of payment history as of xx/xx/2024, the borrower has been delinquent for 6 months and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 3.750%. The UPB is xx.
As per the comment dated xx/xx/2024, the RFD was curtailment of income.
As per the tape data, the FB plan from xx/xx/2024 to xx/xx/2024 has been approved.
As per the comment dated xx/xx/2024, the foreclosure was initiated on xx/xx/2024. A comment dated xx/xx/2024 shows that FC was put on hold. Further details were not provided.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the comment dated xx/xx/2024, the subject property is occupied by the unknown party.
BWR has 1 year 2 months on the job as xx at xx.

Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was initiated on xx/xx/2024. A comment dated xx/xx/2024 shows that FC was put on hold. Further details were not provided.

Bankruptcy Comments:Not Applicable	Not Applicable	Field: Interest Paid Through Date Loan Value: xx/xx/2021 Tape Value: xx/xx/2023 |---| -944 (Days) |----| Comment: Interest paid through date is xx/xx/2021. Tape Source: Initial Tape Type:
Field: MI Coverage Amount   Loan Value: 18.000%   Tape Value: 25.000%   Variance: -7.000%   Variance %: -7.00000%   Comment: MI coverage amount is 18.000%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2021 Tape Value: xx/xx/2021 Variance: -2 (Days) Variance %: Comment: Original note doc date is xx/xx/2021. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48.10%. Tape shows lender miscalculated total debts. The revised DTI is 52.01%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 1.17 years on the job as xx at xx, FICO 707, xxK equity in the subject, and xx residual income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx/xx/2021 reflects the sum of Section C fees and Recording fee at +xx. CD dated xx/xx/2021 reflects the sum of Section C and Recording fee at xx. This is a cumulative increase of xx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2021 and the 1 year SOL is expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
C69866O0XXN	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.292%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 in the amount of xx with the lender, xx which was recorded on xx/xx/2024.
No active liens or judgments have been found.
The first and second installments of county taxes for 2023 were paid in the amount of xx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx and was applied to the due date of xx/xx/2024. The monthly P&I is xx, and the interest rate is 7.000%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx and was applied to the due date of xx/xx/2024. The monthly P&I is xx, and the interest rate is 7.000%. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
No comments have been found regarding the current occupancy status of the subject property.
BWR has 2.5 years on the job as xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 1 Tape Value: 3 |---| -2 |----| -66.66666% Comment: Age of loan is 1 Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is not applicable   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2054 Tape Value: xx/xx/2054 Variance: -30 (Days) Variance %: Comment: Stated Maturity date is xx/xx/2054 Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO and the tape indicates that the property may be NOO. Further details were not provided. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Your home loan toolkit / acknowledgment / disclosure tracking is missing in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 42.992%. Tape shows subject is NOO due to misrepresentation causing lender to omit BWR primary housing expense. Further details not provided. BWR defect. Subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 2.5 years on the job as xx with xx, FICO 803, and xxK equity in the subject."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IZ5C458LGIL	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	xx	Not Applicable	43.082%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2023	xx	Not Applicable	4.625%	xx	xx/xx/2023	XXXX	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx/xx/2019 and it was recorded on xx/xx/2019 in the amount of xx in favor of xx for xx.
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The 1st installment of county tax for xx has been paid in the amount of xx on xx/xx/2023.
The 2nd installment of county tax for xx has been paid in the amount of xx on xx/xx/2024.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:The loan is performing. According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx.
The loan was modified on xx/xx/2023. The subject property is owner occupied. No comments have been found for damage or repairs. No comments have been found for bankruptcy and foreclosure.
BWR has nine months on the job as xx with xx. BWR has prior employment experience as xx at xx for 4.08 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2023 with new principal balance of xx. The borrower promises to pay the new modified P&I of xx with the new fixed interest rate of 4.625% beginning from xx/xx/2023 to the new maturity date of xx/xx/2063.	Initial Escrow Acct Disclosure	Field: Age of Loan Loan Value: 53 Tape Value: 54 |---| -1 |----| -1.85185% Comment: Age of loan is 53. Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 67.055%   Tape Value: 68.000%   Variance: -0.945%   Variance %: -0.94500%   Comment: Original CLTV Ratio Percent is 67.055%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 67.055%   Tape Value: 68.000%   Variance: -0.945%   Variance %: -0.94500%   Comment: Original Standard LTV(OLTV) is 67.055%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2063 Tape Value: xx/xx/2049 Variance: 4991 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 43.08%. Tape shows BWRs variable income does not support qualifying income and revised DTI is 55%. Further details not provided. Lender defect. Subject loan originated on xx/xx/2019, and the 3-year SOL is expired. BWR has 9 months on the job as xx at xx, FICO 710, xxK equity in the subject, and xx residual income."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure is not signed by the borrower."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.082%, as the borrower's income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is approve/eligible with a DTI of 43.082%."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand-dated by the borrower."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
X1U73A2FF0E	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.990%	360	xx/xx/2023	xx/xx/2023	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	53.696%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of xx in favor of xx for xx
No active judgments or liens were found.
The annual county taxes for 2024/2025 are due in the amount of xx on xx/xx/2025.
The annual county taxes for 2023/2024 were paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower has been delinquent with the loan for one month, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of PITI xx which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 7.99%. The current UPB is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is collection.
According to the payment history as of xx/xx/2024, the borrower has been delinquent with the loan for one month, and the next due date is xx/xx/2024. The current UPB is xx.
The reason for the borrower’s default is not available in the collection comments.
The loan has not been modified since origination.
No foreclosure activity has been initiated.
No post-closing bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. CCs do not show any damage.
BWR has 34 years on the job as xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 53.696% Tape Value: 37.771% |---| 15.925% |----| 15.92500% Comment: Actual data shows the DTI ratio at 53.696%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 37.771%   Tape Value: 3777.100%   Variance: -3739.329%   Variance %: -3739.32900%   Comment: Actual data shows the Housing ratio per U/W at 37.771%.   Tape Source: Initial   Tape Type:
Field: MI Certificate Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Actual data shows MI certificate number is 249-7464967-703.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: -1 (Days)   Variance %:    Comment: Actual data shows original appraisal date is xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.189%   Tape Value: 96.500%   Variance: 1.689%   Variance %: 1.68900%   Comment: Actual data shows the CLTV ratio at 98.189%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 98.189%   Tape Value: 96.500%   Variance: 1.689%   Variance %: 1.68900%   Comment: Actual data shows the LTV ratio at 98.189%.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Actual data shows property address is XXXX. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The subject loan was approved at 53.11%. Tape shows the subject loan lost AUS approval due to a correction in the start date of BWR's as DOB was entered as the employment start date. Further details not provided."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "FHA mortgage insurance certificate is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SU3WUUEL0S0	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Connecticut	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx/xx/2024	xx	Primary	Yes	Yes	Yes	xx	Not Applicable	21.144%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 with the lender xx which was recorded on xx/xx/2024.
No active liens or judgments have been found.
The annual county taxes for 2023 were paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of PITI xx which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 7.00%. The current UPB is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been initiated.
No post-closing bankruptcy record has been found.
The appraisal report is in as-is condition. The photo addendum shows multiple items that need repairs. The estimated cost to cure is not available in the loan file. CCs do not show any damage.
BWR has been SE for 20.50 years at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 6.769%   Tape Value: 78.400%   Variance: -71.631%   Variance %: -71.63100%   Comment:    Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: Investor   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraisal Date Loan Value: xx/xx/2024 Tape Value: xx/xx/2024 Variance: -9 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report is as-is, but the photo addendum shows the ceiling wall in unit C is damaged and needs repairs. The estimated cost to cure is not available in the loan file. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
* Property Marketability Issues  (Lvl 4)     "Tape shows subject has multiple coastal zoning restrictions due to location (xx) that may prevent rebuilding or maintenance of improvements if damaged.
Further details not provided. XXXX search shows an estimated value of xxM. Current UPB xxK. Elevated for client review."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed QM lending points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The following fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The following fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx"
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Subject NOO loan CD showed proceeds in the amount of xx were used for non-mortgage debt. Loan tested for compliance through CE."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XJYAC3B2O6I	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	xx/xx/2023	xx/xx/2023	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	xx	46.625%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with the lender xx. for the amount of xx.
No active liens or judgments have been found against the borrower or subject property.
The first and second instalments of county taxes for 2023/2024 were paid in the amount of xx.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 6.375%.

Collections Comments:The loan is currently performing and the next due date is xx/xx/2024.
The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
BWR 1 has 1.83 years on the job as xx with xx. BWR1 has prior employment experience as xx with xx for 1 year.
BWR 2 has 6.67 years on the job as xx with xx.
BWR 3 has 2.67 years on the job as xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing Dicsloures Missing or error on the Rate Lock Missing Required Disclosures Mortgage Insurance	Field: Age of Loan Loan Value: 10 Tape Value: 13 |---| -3 |----| -23.07692% Comment: Age of loan is 10. Tape Source: Initial Tape Type:
Field: Borrower #2 Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower #2 last name is XXXX.   Tape Source: Initial   Tape Type:
Field: Borrower #2 Middle Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower #2 middle name is XXXX.   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 46.625%   Tape Value: 76.684%   Variance: -30.059%   Variance %: -30.05900%   Comment: Borrower DTI ratio percent is 46.625%.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower last name is XXXX XXXX.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: MI company is FHA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.189%   Tape Value: 96.500%   Variance: 1.689%   Variance %: 1.68900%   Comment: Original CLTV ratio percent is 98.189%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: -7 (Days)   Variance %:    Comment: Original note doc date is xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 98.189% Tape Value: 96.500% Variance: 1.689% Variance %: 1.68900% Comment: Original standard LTV is 98.189%. Tape Source: Initial Tape Type:	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling disclosure is missing from loan documents."
* MI, FHA or MIC missing and required (Lvl 3)     "The mortgage insurance certificate is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "The hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 3) "Settlement services provider list is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 46.625%. The tape shows undisclosed mortgage debt by BWR2. The revised DTI is 76.684%. Further details are not provided. BWR defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR 1 has 1.83 years on the job as xx with xx. BWR 2 has 6.67 years on the job as xx with xx. BWR 3 has 2.67 years on the job as xx with xx. FICO 665, 0X30 since inception, xxK equity in the subject, and xx residual income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2023 does not reflect mortgage broker fee. Final CD dated xx/xx/2023 reflects mortgage broker fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is purchase case, originated on xx/xx/2023 and the 1-year SOL is expired.

TRID violation due to decrease in lender credit on closing disclosure dated xx/xx/2023. Initial CD dated xx/xx/2023 reflects lender credit at xx. Final CD dated xx/xx/2023 reflects lender credit at xx. This is decrease of xx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. The subject loan is purchase case, originated on xx/xx/2023 and the 1-year SOL is expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl 2) "The home loan toolkit is missing from the loan documents."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
739ESI3S56X	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx/xx/2024	xx/xx/2024	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	xx	49.751%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of xx with xx.
The annual county taxes for 2023 were paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.	The loan originated on xx/xx/2024, and the first payment date is xx/xx/2024. As per the seller's tape as of xx/xx/2024, the next due date is xx/xx/2024, and the current P&I is xx with an interest rate of 6.750%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
The loan originated on xx/xx/2024, and the first payment date is xx/xx/2024. As per the seller's tape as of xx/xx/2024, the next due date is xx/xx/2024, and the current P&I is xx with an interest rate of 6.750%. The current UPB is xx.
The comment history is missing from the loan files.
No evidence of foreclosure activity has been found in the loan files.
No evidence of damage or repair has been found in the loan files.
No record of post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.
BWR has 3.42 years on the job as xx with xx.
BWR2 has 2.25 years on the job as xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock Mortgage Insurance	Field: Age of Loan Loan Value: 0 Tape Value: 2 |---| -2 |----| -100.00000% Comment: NA. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.189%   Tape Value: 96.500%   Variance: 1.689%   Variance %: 1.68900%   Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: -3 (Days)   Variance %:    Comment: As per note.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 98.189% Tape Value: 96.500% Variance: 1.689% Variance %: 1.68900% Comment: As per loan document. Tape Source: Initial Tape Type:	3: Curable	* Intent to Proceed Missing (Lvl 3) "Intent to proceed is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the lender failed to obtain a second appraisal as the subject property value was flipped. The review of the appraisal report shows the date of prior sales or transfers is xx/xx/2023, and the price of the prior sale or transfer was xx. The current sale price is xxK. The subject has received minimal updates. XXXX search shows an estimated value of xxK. Current UPB xxK. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan document."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KJN41ELUVXJ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$4,030.47	xx	8.375%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Cash Out	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2023	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of xx in favor of xx There is an IRS lien against xx in favor of the xx in the amount of xx, which was recorded on xx/xx/2023. The 1st and 2nd installments of county tax for 2024 have been paid in the amount of xx on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current monthly payment is xx with an interest rate of 8.375%. The current UPB reflected as per the payment history is xx. The note contains interest only provision for 120 months.	Collections Comments:The loan is performing. According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx. No comments have been found for damage or repairs. No comments have been found for bankruptcy and foreclosure. BWR employment details are not available. Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 14 Tape Value: 18 |---| -4 |----| -22.22222% Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: Unavailable   Tape Value: 0.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: -4 (Days)   Variance %:    Comment: Original note date is xx/xx/2023.   Tape Source: Initial   Tape Type:
																																																																																				Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows EPD due to tenants not paying. According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
B7YIOVERJC7	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.750%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xx	Investor	Yes	Yes	No	xx	Not Applicable	41.430%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of xx with xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2023 were paid in the total amount of xx on xx/xx/2023 and xx/xx/2024 respectively.
No prior year’s delinquent taxes have been found.
The loan was originated on xx/xx/2024 with a first payment date of xx/xx/2024. As per review of payment history as of xx/xx/2024, the borrower has been delinquent for 3 months, and the next due date is xx/xx/2024. The current P&I is xx, and the interest rate is 7.75%. The UPB is xx.	Collections Comments:According to the available servicing comments as of xx/xx/2024, the current status of the loan is collections.
As per review of payment history as of xx/xx/2024, the borrower has been delinquent for 3 months, and the next due date is xx/xx/2024. The current P&I is xx, and the interest rate is 7.75%. The UPB is xx.
No evidence of BK filed by the borrower has been found.
No foreclosure activity has been found.
Reason for default is not available in the servicing comments.
As per the collection comment dated xx/xx/2024, the subject property is located in the FEMA disaster area, which was declared on xx/xx/2024 for severe storms and flooding. CCs do not show any damage.
BWR has 18.16 years on the job as xx at the United States Navy.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower #1 Middle Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per note borrower first name is XXXX.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Original Appraisal Date Loan Value: xx/xx/2024 Tape Value: xx/xx/2024 Variance: -24 (Days) Variance %: Comment: As per appraisal report original appraisal date is xx/xx/2024. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Seller's tape shows non-performing loan. The loan was originated on xx/xx/2024 with a first payment date of xx/xx/2024. Payments made for due dates xx/xx/2024 and xx/xx/2024 were NSF. PH as of xx/xx/2024 shows that payments for xx/xx/2024 and xx/xx/2024 were returned on xx/xx/2024. As per review of payment history as of xx/xx/2024, the borrower has been delinquent for 3 months, and the next due date is xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Z9J66XFPRG8	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	179	xx/xx/2003	xx/xx/2003	Conventional	ARM	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2003	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2003 in the amount of xx with xx, and it was recorded on xx/xx/2003 and it was re-recorded on February 12, 2004, to correct the principal amount of loan,
There is a credit card judgment found against the borrower in favor of xx in the amount of xx, which was recorded on xx/xx/2022. SSN mentioned on the supporting document does not match the borrower.
The annual county taxes for 2024 are due on xx/xx/2025 in the amount of xx.
The annual city taxes for 2024 are due on xx/xx/2025 in the amount of xx.
As per updated title report, no prior year taxes are delinquent.	According to the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which applied for xx/xx/2024. The current P&I is xx with an interest rate of 8.000%. The UPB as of the date mentioned in the updated payment history is xx	Collections Comments:According to servicing comment, the current status of the loan is performing.
According to the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2024. The current P&I is xx with an interest rate of 8.000%. The UPB as of the date mentioned in the updated payment history is xx.
No foreclosure activity has been found.
The debtors 'xx' filed for bankruptcy under chapter 13 with case# xx on xx/xx/2005. The case was dismissed on xx/xx/2010 and terminated on xx/xx/2011.
As per the seller'xx'XXXX and XXXX' filed for bankruptcy under chapter 13 with case# xx on xx/xx/2005. As per schedule D (xx) the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. The unsecured portion is xx. The POC (xx) was filed by the creditor xx, on xx/xx/2005, for the secured claim amount of xx and the amount of arrearage is xx. The chapter-13 plan was confirmed on xx/xx/2005. The case was dismissed on xx/xx/2010 and terminated on xx/xx/2011.	Not Applicable	Credit Application Loan Program Info Disclosure Notice of Servicing Transfer	Field: First Payment Date Loan Value: xx/xx/2003 Tape Value: xx/xx/2003 |---| 1 (Days) |----| Comment: As per note first payment date is xx/xx/2003. Tape Source: Initial Tape Type:
Field: Loan Amortization Type   Loan Value: ARM   Tape Value: Fixed   Variance:    Variance %:    Comment: As per note loan amortization type is ARM.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 179   Tape Value: 224   Variance: -45   Variance %: -20.08928%   Comment: 179   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: 99-9999999999999999   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 0.00060%   Comment: As per note original balance is 96513.58.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 91.40043%   Comment: As per note original stated P&I is xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 8.00000%   Tape Value: 4.75000%   Variance: 3.25000%   Variance %: 3.25000%   Comment: As per note original stated rate is 8.00%   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per note property address street is XXXX.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2018   Tape Value: xx/xx/2029   Variance: -4058 (Days)   Variance %:    Comment: As per note stated maturity date is xx/xx/2018.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: -68 Tape Value: 66 Variance: -134 Variance %: -203.03030% Comment: -68 Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the copy of HUD-1 is missing from the loan documents, and the subject property is UAL State. A review of the loan documents shows that a copy of Final HUD-1 is available in the loan package and subject property is in TN. Further details not provided."	* Application Missing (Lvl 2) "Final application signed by the borrower is missing from the loan documents."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure signed by the borrower is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by all the borrowers."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4K2OG4HVCES	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	xx/xx/2013	xx/xx/2013	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2013	xx	Primary	Yes	Yes	No	xx	Not Applicable	32.264%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2013 XXXX in the amount of xx, which was recorded on xx/xx/2013.
No active judgments or liens found.
The annual school taxes for 2023 have been paid in the total amount of xx on xx/xx/2023.
The annual combined taxes for 2024 have been paid in the total amount of xx on xx/xx/2024.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 5.125%. The UPB is xx.	Collections Comments:The loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The UPB is xx.
As per collection comment dated xx/xx/2023, the subject property is occupied by unknown.
 Unable to determine the current condition of the subject property.
No comments have been found for damage or repairs.
No damages were reported.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Good Faith Estimate Hazard Insurance	Field: Original Appraised Value Loan Value: xx Tape Value: xx |---| xx |----| 27.27272% Comment: Original Appraisal Value is xx Tape Source: Initial Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Mobile Home Variance: Variance %: Comment: Subject Property Type is Manufactured Housing Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the subject loan fails the high cost test. Further details not provided. Infinity compliance result shows the loan has passed the state high cost tests."	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the late fees test. The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance is missing from the loan documents."
																																																																																								* Property is Manufactured Housing (Lvl 2) "The home is affixed. As per the appraisal report, which is located at "xx" the subject property type is manufactured home. The manufactured home rider attached with the recorded mortgage located at "xx" and affidavit of affixation located at "xx" state that the xx has been affixed to the permanent foundation. The ALTA 7 endorsement is attached with the final title policy located at "xx"."		Moderate	Not Covered	Pass	Pass	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZURIHDUGOSH	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2016	xx/xx/2016	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Single Family	xx/xx/2016	xx	Primary	Yes	Yes	No	xx	Not Applicable	45.609%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2016 with the lender xx. A. in the amount of xx which was recorded on xx/xx/2016.
No active judgments or liens have been found.
Annual county taxes of 2023 have been paid on xx/xx/2023 in the amount of xx
No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 3.625%. The current UPB reflects as per payment history is xx.	Collections Comments:The loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and next due date is xx/xx/2024. The current UPB reflects as per payment history is xx.
No comments have been found for damage or repairs.
No comments have been found for foreclosure.
BWR has 12.94 years on the job as xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: MERS MIN Number Loan Value: Unavailable Tape Value: xx |---| |----| Comment: MERS MIN Number is 999999999999999999 Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows a high-cost loan. Further details are not provided. Infinity compliance result shows that the loan passes the federal high-cost points and fees test."	* MI, FHA or MIC missing and required (Lvl 2) "Mortgage insurance certificate is missing from loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
L6JU5HLJQQV	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	Second	XXXX	$2,453.51	xx	xx/xx/2024	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	xx/xx/2017	xx/xx/2017	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2017	xx	Primary	Yes	Yes	No	xx	Not Applicable	43.855%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2017 with the lender, xx which was recorded on xx/xx/2017.
There is a HOA lien against xx favor of xx in the amount of xx, which was recorded on xx/xx/2023.
The first and second installments of county taxes for 2023-24 are paid.
The second installments of 2020 and 2021 supplemental taxes are delinquent in the total amount of xx, which are good through xx/xx/2024. The annual escape bill for 2022 is delinquent in the amount of xx, which is good through xx/xx/2024.	As per the review of payment history as of xx/xx/2024, the borrower has been delinquent for 6 months and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2023. The current P&I is xx and the interest rate is 4.500%. The current UPB is not reflected in the provided PH. Tape as of xx/xx/2024 shows the UPB was xx. The deferred balance per tape is xx. As per the document located at "xx", there is prior FB of the same amount. Deferral agreement was not found in the loan file.	Collections Comments:According to the collection comments, the current status of the loan is foreclosure.
As per the review of payment history as of xx/xx/2024, the borrower has been delinquent for 6 months and the next due date is xx/xx/2024. The current UPB is not reflected in the provided PH. Tape as of xx/xx/2024 shows the UPB was xx.
The foreclosure action was initiated on xx/xx/2024 and the notice of default was filed on 7/92024. FC was placed hold on xx/xx/2024 due to loss mitigation. Further details are not provided.
As per collection comment dated xx/xx/2024, the BWR's income was impacted by Covid-19. CC dated xx/xx/2024 shows BWR was approved for FB plan for 5 months from xx/xx/2024 to xx/xx/2024.
As per collection comment dated xx/xx/2024, the RFD is unemployment.
No evidence of damage or repair was found. As per CC dated xx/xx/2024, the property condition is good.
BWR has been SE for 3.22 years at xx.

Foreclosure Comments:As per collection comments as of xx/xx/2024, the foreclosure action was initiated on xx/xx/2024 and the NOD was filed on xx/xx/2024. FC was placed hold on xx/xx/2024 due to loss mitigation. Further details are not provided.
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial 1003_Application Initial Escrow Acct Disclosure Missing or error on the Rate Lock Mortgage Insurance	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: MERS MIN Number is 99-9999999999999999   Tape Source: Initial   Tape Type:
Field: MI Certificate Number   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: MI Certificate Number is Unavailable   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Unavailable   Tape Value: 25.000%   Variance:    Variance %:    Comment: MI Coverage Amount is Unavailable   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property Address Street is XXXX   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Unavailable Tape Value: xx/xx/2024 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The appraisal report is subject to completion. 1004D being available, still multiple damages need to be repaired, which include health and safety concerns. The estimated cost to cure is xx. Updated 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "The subject was approved at 43.855%. Tape shows ATR issue. Further details were not provided. The subject loan originated on xx/xx/2017, and the 3-year SOL has expired. BWR has been SE for 3.22 years at xx, FICO 713, and xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2017 does not reflect Rate lock extension. CD dated xx/xx/2017 reflects Rate lock extension at xx.
Loan estimate dated xx/xx/2017 reflects Credit Report Fee at xx. CD dated xx/xx/2017 reflects Credit Report Fee at xx.
This is a cumulative increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2017 and the 1-year SOL has expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 2)     "MI certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the borrower is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl 2) "Home loan toolkit is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4GNFH32E5FC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	7.490%	360	xx/xx/2004	xx/xx/2004	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2004 and recorded on xx/xx/2004 in the amount of xx with lender, xx.
There is a code enforcement lien against xx in favor of xx which was recorded on xx/xx/2012.
The first installment of 2023-24 county taxes was paid on xx/xx/2024 and the second installment is due on xx/xx/2024 in the amount of xx.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The current P&I is xx and the interest rate is 7.49%. The current UPB is not reflected in the provided PH. Tape as of xx/xx/2024 shows UPB was xx.	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and next due date is xx/xx/2024. The current UPB is not reflected in the provided PH. Tape as of xx/xx/2024 shows UPB was xx.
CCs do not show any damage.
No foreclosure activity has been found.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 under case # xx on xx/xx/2011. The BK was discharged on xx/xx/2011 and case was terminated on xx/xx/2011.
As per comment dated xx/xx/2024, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 under case # xx on xx/xx/2011. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The BK was discharged on xx/xx/2011 and case was terminated on xx/xx/2011.	Not Applicable	Credit Application Right of Rescission	Field: MERS MIN Number Loan Value: Unavailable Tape Value: xx |---| |----| Comment: MERS MIN number is 9999999. Tape Source: Initial Tape Type:
Field: Original Stated Rate Loan Value: 7.49000% Tape Value: 7.49010% Variance: -0.00010% Variance %: -0.00010% Comment: Original interest rate is 7.490%. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrowers. Tape shows missing HUD. Infinity tested compliance using the HUD in file."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Indiana license validation test due to an Indiana House Enrolled Act 1359 requires the XXXX Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (xx), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC. The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of January 1, 2009."
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final TIL as xx. Calculated finance charge is xx for an under disclosed amount of -xx. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing.

TILA Foreclosure Rescission Finance Charge Test due to finance charge disclosed on Final TIL as xx. Calculated finance charge is xx for an under disclosed amount of -xx. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing."
* Not all borrowers signed TIL (Lvl 2)     "TIL is not signed by the borrowers."
* Right of Rescission missing or unexecuted (Lvl 2)     "Right of rescission is missing from the loan documents."
																																																																																								* TIL not hand dated (Lvl 2) "TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8GGGO2NUQW6	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	180	xx/xx/2017	xx/xx/2017	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	6.000%	Not Applicable	Single Family	xx/xx/2017	xx	Primary	Yes	Yes	No	xx	xx	46.287%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	3.750%	xx	xx/xx/2020	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2017 and recorded on xx/xx/2017 in the amount of xx with xx. There are multiple civil judgments against xx "xx" in the total amount of xx, which were filed by the different plaintiffs and recorded on different dates. The annual county taxes of 2023 were paid in the amount of xx on xx/xx/2023. No prior year’s delinquent taxes have been found.	As per the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 3.750%. The UPB is xx.	Collections Comments:The current status of the loan is performing.
As per the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 3.750%. The UPB is xx.
The comment dated xx/xx/2023 reflects home repairs, and the estimated cost of repair was xx. No comments have been found regarding the type of damage and repair completion.
No foreclosure activity has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.
BWR receives SSI income.
BWR2 has 1.51 years on the job as xx with xx BWR2 has prior employment experience as xx with xx between xx/xx/2014 and xx/xx/2015.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The loan was modified between the borrower "xx" and the lender "xx" on xx/xx/2020. As per this modification agreement, the new principal balance is xx, and the borrower promised to pay principal and interest in the amount of xx at a rate of 3.750%. According to this agreement, the new maturity date will be xx/xx/2060.		Field: Forbearance Plan Start Date Loan Value: Unavailable Tape Value: xx/xx/2023 |---| |----| Comment: NA Tape Source: Initial Tape Type: Field: Loan Original Maturity Term Months Loan Value: 180 Tape Value: 480 Variance: -300 Variance %: -62.50000% Comment: NA. Tape Source: Initial Tape Type: Field: Original Stated P&I Loan Value: xx Tape Value: xx Variance: xx Variance %: 100.41742% Comment: NA. Tape Source: Initial Tape Type: Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable		* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan fails brokerage/finder fee test due to fees charged xx exceeds fees threshold of xx over by +xx. The below fees were included in the test: Points - Loan Discount Fee paid by Borrower: xx Processing Fee paid by Borrower: xx Underwriting Fee paid by Borrower: xx." * Loan does not conform to program guidelines (Lvl 3) "The seller's tape defect shows "delinquent only". As per the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The UPB is xx."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.287% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 46.29%."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$1,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Q7DVYRAUPLA	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	PUD	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	40.441%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2023	xx	Not Applicable	3.625%	xx	xx/xx/2023	XXXX	As per the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2020 and was recorded on xx/xx/2020, in the amount of xx with xx
There is a prior IRS lien against xx "xx" in the amount of xx in favor of "xx" which was recorded on xx/xx/2019.
The first and second installments of town taxes for the year 2023 were paid in the amount of xx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower has been delinquent for 2 months and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 for the due date of xx/xx/2024 in the amount of xx. The P&I is xx with an interest rate of 3.625%. The UPB is xx.	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2024, the borrower has been delinquent for 2 months and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 for the due date of xx/xx/2024 in the amount of xx. The P&I is xx with an interest rate of 3.625%. The UPB is xx.
As per the comment dated xx/xx/2024, the RFD was curtailment of income.
As per the comment dated xx/xx/2023, the foreclosure was initiated on xx/xx/2023. No comments have been found regarding the complaint filed or judgment entered. As per the notice of trustee'xx's sale located at "xx" and comment dated xx/xx/2023, the FC sale date was scheduled for xx/xx/2023. According to the release of lis Pendens located at "xx" the foreclosure and sale were cancelled due to loss mitigation as the loan was modified on xx/xx/2023.
Bankruptcy Comments:Not Applicable	The loan was modified between the borrower "xx" and the lender "xx" on xx/xx/2023. As per this modification agreement, the new principal balance is xx, and the borrower promised to pay principal and interest in the amount of xx at a rate of 3.625%. According to this agreement, the new maturity date will be xx/xx/2063. There is no deferred or forgiven amount.	Initial 1003_Application Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Foreclosure Case Dismissed Date Loan Value: Not Applicable Tape Value: xx/xx/2023 |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Foreclosure Sale Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: -70 (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 480   Variance: -120   Variance %: -25.00000%   Comment: Loan original maturity term is 360.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: MERS MIN number is 9999999.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 19.31314%   Comment: Original stated P&I is xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property address atreet is XXXX.   Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per note property city name is XXXX.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: As per appraisal report. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The seller's tape defect shows "delinquent only". According to the payment history as of xx/xx/2024, the borrower has been delinquent for 2 months and the next due date is xx/xx/2024. The UPB is xx."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl 2) "Home loan toolkit is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8M3GRZPDF99	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.850%	360	xx/xx/2007	xx/xx/2007	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Vacant Land	xx/xx/2007	xx	Investor	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	11.772%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2007 and was recorded on xx/xx/2008 in the amount of xx in favor of xx, FSB.
No active judgments or liens were found.
The 2023 combined annual taxes were paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 7.400%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2022, the reason for default is excessive obligation.
No evidence has been found regarding the current or prior foreclosure proceedings.
The borrower filed for bankruptcy under Chapter 13 with case #xx on xx/xx/2009. The borrower was discharged on xx/xx/2015 and terminated on xx/xx/2015.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the servicing comment dated xx/xx/2022, occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by COVID-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx filed for bankruptcy under Chapter 13 with case #xx on xx/xx/2009. As per voluntary petition schedule D (xx), the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The POC (xx) was filed by the creditor xx on xx/xx/2009 for the secured claim amount of xx and the amount of arrearage is xx. The approved chapter 13 (xx) plan was filed on xx/xx/2009 and confirmed on xx/xx/2009. The borrower shall pay a monthly mortgage payment of xx per month for 60 months to the trustee under the chapter 13 plan. The borrower was discharged on xx/xx/2015 and terminated on xx/xx/2015. The last bankruptcy was filed on xx/xx/2015.	Not Applicable	1-4 Family Rider ARM Rider	Field: First Rate Change Date Loan Value: xx/xx/2010 Tape Value: xx/xx/2008 |---| 700 (Days) |----| Comment: First rate change date is xx/xx/2010. Tape Source: Initial Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: MERS MIN number is 99   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: $-16.56   Variance %: -9.26485%   Comment: Original P&I is xx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.85000%   Tape Value: 7.40000%   Variance: 0.45000%   Variance %: 0.45000%   Comment: Original rate is 7.85%   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property address is XXXX.   Tape Source: Initial   Tape Type:
Field: Rate Adjustment Subsequent Cap Percent   Loan Value: 1.000%   Tape Value: 0.000%   Variance: 1.000%   Variance %: 1.00000%   Comment: Rate adjustment subsequent cap percent is 1.000%.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value: xx/xx/2012   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2037 Tape Value: xx/xx/2037 Variance: 14 (Days) Variance %: Comment: Stated maturity date is xx/xx/2037. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Vacant Land (Lvl 4) "Original appraisal in file shows subject had home on at the time of origination. Tape shows vacant land. Unable to determine status of original home. Elevated for client review."	* Missing required 1-4 family rider (Lvl 2) "Subject property is NOO. 1-4 family rider is missing from the loan documents."
																																																																																								* Mortgage - Missing required ARM Rider (Lvl 2) "ARM rider is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BOF2AMBNRZI	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2018	xx	Primary	Yes	Yes	No	xx	Not Applicable	33.512%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 in the amount of xx in favor of "xx".

There are three civil judgments against xx "xx" in favor of the xx in the amount of xx.
The 1st and 2nd installment of county taxes for the year 2023 are paid in the amount of xx.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx and deferred balance is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
BWR has 2 months on the new job as xx at xx. BWR has prior employment experience as xx with xx between xx/xx/2016 and xx/xx/2018 for 2.50 years.
Foreclosure Comments:As per seller’s tape data the foreclosure was initiated on xx/xx/2022. As per comment dated xx/xx/2022, the FC was closed due to loan reinstatement.
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: As per appraisal doc subject property type is PUD; seller tape shows subject property type is single family. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 33.51%. Tape shows ATR issue. Further details not provided. Lender defect. The subject loan originated on xx/xx/2019, and the 3-year SOL is expired. BWR has 2 months on the new job as xx at xx, FICO 561, and xxk equity in the subject."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan fails the initial closing disclosure delivery date test for the initial closing disclosure dated xx/xx/2019. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2019, which is less than 3 business days before the consummation date of xx/xx/2019."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure hand signed by the borrower is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZK7IZUBOU8S	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Dakota	xx	xx	xx	South Dakota	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Modular Housing	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	120.310%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2003 and recorded on xx/xx/2003 in the amount of xx with xx.
There is a prior mortgage against the subject property in favor of xx. in the amount of xx recorded on xx/xx/2002.
There is a junior mortgage active against the subject property in favor of xx.A. in the amount of xx recorded on xx/xx/2006.
1st installment taxes of 2024 have been paid in the amount of xx on xx/xx/2024.
2nd instalment taxes of 2024 have been due in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The UPB is xx.
As per PACER, the borrower xx had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2015. The bankruptcy was discharged on xx/xx/2021 and terminated on xx/xx/2021.
No comments have been found for damage or repairs.
No comments have been found for foreclosure.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per PACER, the borrower xx filed bankruptcy under Chapter 13 with the case# xx on xx/xx/2015. As per Schedule D of the voluntary petition dated xx/xx/2015, the amount of the claim is xx and the value of the collateral is xx; the unsecured portion is xx. The POC was filed by xx on xx/xx/2016, with a secured claim amount of xx and an arrears amount of xx. The chapter 13 plan was confirmed on xx/xx/2016. The debtor shall pay to the trustee xx for 60 months. The bankruptcy was discharged on xx/xx/2021 and terminated on xx/xx/2021.

This is a conventional fixed-rate mortgage with a P&I of xx, a rate of interest of 5.37500%, and a maturity date of xx/xx/2033. The P&I as per payment history is xx, and the rate of interest is 3.750%. There is a difference in P&I and rate of interest with respect to note. As per the seller’s tape data, the loan has been modified. The modification agreement is missing from the loan file.	Appraisal (Incomplete) Mortgage Insurance Notice of Servicing Transfer	Field: Loan Amortization Type Loan Value: Unavailable Tape Value: Fixed |---| |----| Comment: Tape Source: Initial Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Actual data shows MERS MIN number is 99-99999.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 77.35054%   Comment: Actual data shows original stated P&I is xx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 5.37500%   Tape Value: 3.75000%   Variance: 1.62500%   Variance %: 1.62500%   Comment: Actual data shows original stated rate is 5.375%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: Unavailable   Tape Value: xx/xx/2046   Variance:    Variance %:    Comment: As per note.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 111 Tape Value: 263 Variance: -152 Variance %: -57.79467% Comment: Actual data shows stated remaining term is 111. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The appraisal report is missing from the loan file. The assessor report attached with xx. The tape shows defect as the property is agricultural property. Further details not provided. XXXX search shows the property is single family with an estimated value of xxK. Current UPB xxK."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. XXXX search reflects an estimated value of xxK. The current UPB is xx."	* MI, FHA or MIC missing and required (Lvl 2) "Mortgage insurance certificate is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1EIEM6V25OC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kansas	xx	xx	xx	Kansas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	180	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	No	Not Applicable	No	xx	xx	39.948%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of "xx".

There is a UCC financing statement against the subject property in favor of "xx" which was recorded on xx/xx/2023. The amount of lien is not available on supporting document.
The county taxes for 2023 are paid on xx/xx/2024 in the amount of xx.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower has been delinquent for 13 months. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is foreclosure.
According to the payment history as of xx/xx/2024, the borrower has been delinquent for 13 months. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
As per comment dated xx/xx/2023, the RFD is unemployment.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per comment dated xx/xx/2023, the borrower is on FB plan that started from xx/xx/2023 till xx/xx/2024.
BWR1 has been SE at xx.5 years.
BWR2 has 1.5 years on the job as xx at xx. BWR2 has prior employment experience as xx at xx.

Foreclosure Comments:As per seller's tape data the foreclosure was initiated in 2023. The complaint was filed on xx/xx/2023. Further details not provided.
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Flood Certificate Initial Escrow Acct Disclosure	Field: Forbearance Plan Start Date Loan Value: xx/xx/2023 Tape Value: xx/xx/2024 |---| -363 (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the Kansas license validation test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflects Rate Access fee at xx. CD dated xx/xx/2022 reflects Rate Access fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance, originated on xx/xx/2022 and the SOL is 3 years."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is not signed by borrower."
* Loan does not conform to program guidelines (Lvl 3)     "The loan was originated on xx/xx/2022 with an OPB xx. According to the payment history as of xx/xx/2024, the borrower has been delinquent for 13 months. The next due date for payment is xx/xx/2023. The UPB reflected as per the payment history is xx. seller's defect category shows delinquent only."
* Missing flood cert (Lvl 3)     "Flood certification document is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated business disclosure is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "TILA Foreclosure Rescission Finance Charge Test due to finance charge disclosed on Final CD as xx. Calculated finance charge is xx for an under disclosed amount of -xx. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is refinance case, originated on xx/xx/2022 and the SOL is 3 years.
																																																																																								xx/xx/2026: SOL expired on xx/xx/2025. Downgrade to level 2."		Moderate	Pass	Fail	Pass	Not Covered	Not Covered	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
E40ADCU7XZX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	Other	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx/xx/2006	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx/xx/2015	xx	Not Applicable	7.250%	xx	xx/xx/2015	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 with the lender xx.
There is a code enforcement lien against xx in favor of xx, Dept. Licenses and Inspections for the total amount of xx recorded on xx/xx/2011.
There is a water/sewer lien against xx in favor of xx, for the total amount of xx recorded on xx/xx/2024.
The annual county taxes for 2024 are due.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 7.250%.
As per the tape, the deferred balance is xx	Collections Comments:The loan is currently performing and the next due date is xx/xx/2024.
The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx.
The loan has been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made on xx/xx/2015 between the borrowers xx" and the lender "XXXX, NA." As per the modified terms, the new principal balance is xx. The principal forgiven balance is xx and the modified new principal balance is xx. The borrower agreed to pay the P&I of xx and an interest rate of 7.250% beginning on xx/xx/2015 until the maturity date of xx/xx/2036.	Balloon Rider Credit Application Notice of Servicing Transfer Right of Rescission	Field: Borrower #2 First Name Loan Value: xx Tape Value: xx |---| |----| Comment: As per note borrower#2 first name is XXXX. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 260   Variance: 100   Variance %: 38.46153%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I Loan Value: xx Tape Value: xx Variance: xx Variance %: 57.50928% Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Tape shows subject is commercial. Redfin shows subject is a XXXX market located in XXXX. Elevated for client review."	* Application Missing (Lvl 2) "Final application signed by the borrower is missing from the loan documents."
* Balloon Rider Missing (Lvl 2)     "Balloon rider is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR signed by the borrower is missing from the loan documents."
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
O0T1MOEHZU3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	Yes	xx	xx	42.609%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx in favor of xx
No active judgments or liens were found.
The annual combined taxes for 2023 were paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is currently 15 months delinquent with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is active bankruptcy.
According to the payment history as of xx/xx/2024, the borrower is currently 15 months delinquent with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2022, the reason for default is excessive obligations.
The foreclosure was initiated in 2023 with the loan. The notice of lis pendens, the foreclosure complaint was filed on xx/xx/2023 in favor of xx. N.A. with case# xx which was recorded on xx/xx/2023. The seizure and foreclosure sale was scheduled for xx/xx/2023. As per servicing comment dated xx/xx/2024, the foreclosure has been put on hold due to bankruptcy under Chapter 13 with case#xx on xx/xx/2024. The date of last filing bankruptcy is xx/xx/2024 and bankruptcy is still active.
According to the PACER, the borrower filed for bankruptcy under Chapter 13 with case#xx on xx/xx/2024. As per voluntary petition schedule D (xx) the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. The unsecured portion is xx. The date of last filing bankruptcy is xx/xx/2024 and bankruptcy is still active.
As per the servicing comment dated xx/xx/2022, the 3 month modification trial plan with an effective date of xx/xx/2022 to xx/xx/2022 shows the modified interest rate of 3.500% starting on xx/xx/2022 and continuing until the new maturity date of xx/xx/2062. Further details not provided.
No evidence has been found regarding litigation and contested matter
No information has been found related to damage or repairs.
The occupancy of the subject property is owner-occupied.
As per servicing comment dated xx/xx/2022, the borrower’s income has been impacted due to Covid-19 pandemic and the reason for default is unemployment. As per comment dated xx/xx/2022, borrower is on forbearance plan.
The loan was originated on xx/xx/2021. The covid-19 attestation is missing from the loan file.
BWR1 has 3 months on the new job as xx at xx. BWR1 has prior employment experience as xx with xx between xx/xx/2017 and xx/xx/2017 for 4 years. BWR2 has 4 months on the job as xx. Prior employment details of BWR2 are not available.
Foreclosure Comments:The foreclosure was initiated in 2023 with the loan. The notice of lis pendens located at "xx", the foreclosure complaint was filed on xx/xx/2023 in favor of xx. N.A. with case# xx which was recorded on xx/xx/2023. The seizure and sale located at "xx", the foreclosure sale was scheduled for xx/xx/2023. As per servicing comment dated xx/xx/2024, the foreclosure has been put on hold due to bankruptcy under Chapter 13 with case#xx on xx/xx/2024. The date of last filing bankruptcy is xx/xx/2024 and bankruptcy is still active. No further details found.
Bankruptcy Comments:According to the PACER, the borrower xx filed for bankruptcy under Chapter 13 with case#xx on xx/xx/2024. As per voluntary petition schedule D (xx) the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. The unsecured portion is xx. The POC (xx) was filed by the creditor xx. on xx/xx/2024 for the secured claim amount of xx and the amount of arrearage is xx. The amended chapter 13 (xx) plan was filed on xx/xx/2024. The borrower has promised to make monthly mortgage payment of xx for 60 months to the trustee under the chapter 13 plan. The plan reflects arrearage for subject loan totals xx and trustee has committed to pay monthly payments. The plan was confirmed on xx/xx/2024. The last bankruptcy was filed on xx/xx/2024 and bankruptcy is still active.	Not Applicable	Initial 1003_Application Initial Escrow Acct Disclosure Missing or error on the Rate Lock Mortgage Insurance	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Foreclosure Case Dismissed Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Actual data shows MERS MIN number is 99-99999.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property address street is XXXX.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: xx/xx/2023 Tape Value: xx/xx/2023 Variance: 45 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "As per tape defect loan is in delinquent. According to the payment history as of xx/xx/2024, the borrower is currently 15 months delinquent with the loan, and the next due date is xx/xx/2023. The current UPB is xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 42.60%. Tape shows ATR issue. Further details not provided. The subject loan originated on xx/xx/2021, and the 3-year SOL is expired. BWR1 has 3 months on the new job as xx at xx; BWR2 has 4 months on the job as xx at xx, FICO 474, and xxk equity in the subject."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is not signed by borrowers."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from loan documents."
* MI, FHA or MIC missing and required (Lvl 2)     "Mortgage insurance certificate is missing from loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial 1003 application not signed by loan originator is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from loan documents."
																																																																																								* Missing Required Disclosures (Lvl 2) "Home loan toolkit is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2WTBK6NL6QB	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2016	xx/xx/2016	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Commercial Prop	xx/xx/2016	xx	Primary	Yes	Yes	No	xx	xx	43.160%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2016 and recorded on xx/xx/2016 in the amount of xx with xx
No active judgments or liens have been found.
The first and second installments of town taxes for 2023 were paid in the amount of xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of PITI xx which was applied for the due date of xx/xx/2024. The current P&I is xx and the rate of interest is 3.50%. The current UPB is xx and the deferred balance is xx.

Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The current UPB is xx and the deferred balance is xx.
The loan has not been modified since origination.
No foreclosure activity has been initiated.
No bankruptcy related details have been found.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. CCs do not show any damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing Dicsloures Missing or error on the Rate Lock Mortgage Insurance	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per note XXXX . Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Tape and appraisal report show the subject property is commercial. The appraisal report shows that the subject property is in commercial zone and includes a detached shop or outbuilding (xx). XXXX search shows that subject is zoned business and includes a detached shop with an estimated value of xxk. Current UPB is XXXX. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan fails the compliance, ease of delivery, and timing tests for the initial closing disclosure dated xx/xx/2016. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2016, which is less than 3 business days before the consummation date of xx/xx/2016."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2016 does not reflect Points - Loan Discount Fee at xx. Final CD dated xx/xx/2016 reflects Points - Loan Discount Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a purchase case, originated on xx/xx/2016, and the 1-year SOL is expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 2)     "MI certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.159% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU Locator 239924211 PG#36 and its recommendation is Approve/Eligible with a DTI of 43.16%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
N5W92BWZ6C5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	xx	48.974%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 with the lender, xx which was recorded on xx/xx/2023. No active judgments or liens have been found. Combined taxes for the year 2024 are due in the total amount of xx on xx/xx/2024 and xx/xx/2024 respectively.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The current P&I is xx and the interest rate is 6.75%. The UPB is xx.
Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The UPB is xx. No evidence of damage has been found in the collection comments. As per the tape data, the subject property is occupied by the owner. BWR1 has six months on the job as xx at xx. BWR1 has prior employment experiences as a server with xx. BWR2 has three months on the job as xx at xx. Previously, BWR2 worked for multiple firms for 9.83 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Borrower DTI Ratio Percent Loan Value: 48.974% Tape Value: 50.670% |---| -1.696% |----| -1.69600% Comment: Actual data show BWR DTI ratio is 48.974%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: 38.335% Tape Value: 39.663% Variance: -1.328% Variance %: -1.32800% Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report reflect as is conditions, but photo addendum shows that the vegetation coverage, fallen crawl space insulation, and peeling paint need to be repaired. Estimated cost to cure is not available in the loan file. Updated 1004D/Completion report is available at XXXXf Pg#121 shows only missing outlet cover has been cured and final 1004D missing from the loan documents. Final CD does not reflect escrow holdback amount."
																																																																																						* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49.519%. The tape shows BWR1 income miscalculation due to variable income used to qualify the borrower. Further details were not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR1 has six months on the job as xx at xx. BWR1 has prior employment experiences as a server at XXXX between xx/xx/2021 and xx/xx/2022 for 9 months. BWR2 has 2 months on the job as xx at xx. BWR2 prior employment experience as xx at xx, with a FICO of 638, 0X30 since inception, and xxK equity in the subject."		* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YBP63I9LVA9	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.691%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2007 and was recorded on xx/xx/2007 in the amount of xx in favor of xx No active judgments or liens were found. For Parcel #xx The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of xx on xx/xx/2024 and 0829/2024. For Parcel #xx The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of xx on xx/xx/2024 and 0829/2024. No prior year’s delinquent taxes have been found..	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current monthly P&I is xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is $ xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
As per the latest BPO report dated xx/xx/2022 located at "xx", the subject property needs repairs to the garage, and the estimated cost of repairs is xx. No more information has been found related to damage or repairs in the latest 24 months of collection comments.
As per servicing comment dated xx/xx/2023, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by COVID-19.
Foreclosure Comments:The foreclosure was initiated on this loan in 2015, and the Lis Pendens located at "xx", the foreclosure case was dismissed on xx/xx/2015.
Bankruptcy Comments:Not Applicable	This conventional fixed rate mortgage originated on xx/xx/2007 with a P&I of xx, a rate of interest of 7.69% and a maturity date of xx/xx/2037. The current P&I, as per latest payment history as of xx/xx/2024 is xx and rate of interest is 2.875%. There is a reduction in P&I and interest rates with respect to note data. The modification agreement is missing from the loan file.	Credit Application Origination Appraisal	Field: Escrow Account Indicator Loan Value: No Tape Value: Yes |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 480   Variance: -120   Variance %: -25.00000%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: Unavailable   Tape Value: xx/xx/2061   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: 153 Tape Value: 447 Variance: -294 Variance %: -65.77181% Comment: NA. Tape Source: Initial Tape Type:	3: Curable		* Lost Note Affidavit (Lvl 3) "As per the lost note affidavit located at xx wCopy of Note, the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at xx wCopy of Note page#2."	* Application Missing (Lvl 2) "Final application is missing from the loan documents." * Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$5,000.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
O5CFAF7M1AL	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	Other	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.776%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 in the amount of xx with xx.
There are multiple water sewer liens against the property in favor of The xx in the total amount of xx recorded on different dates.
There are two hospital liens against the borrower xx in favor of xx in the total amount of xx recorded on xx/xx/2010 and xx/xx/2014.
There is a civil judgment against xx in favor of xx in the amount of xx recorded on xx/xx/2007.
There is a UCC lien in favor of xx recorded on xx/xx/2022.
The first installment of combined taxes for 2023 has been paid in the amount of xx on xx/xx/2024.
The second installment of combined taxes for 2024 is due in the amount of xx on xx/xx/2025.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 4.150%. The UPB is xx.	Collections Comments:The loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of xx, a rate of interest of 12.77600%, and a maturity date of xx/xx/2037. The P&I as per payment history tape data is xx, and the rate of interest is 4.150%. There is a difference in P&I and rate of interest with respect to note. The modification agreement is missing from the loan file. The tape data does not indicate the latest modification.	Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Note Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: First Payment Date Loan Value: xx/xx/2007 Tape Value: xx/xx/2007 |---| -1 (Days) |----| Comment: First payment date is xx/xx/2007. Tape Source: Initial Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 397   Variance: -37   Variance %: -9.31989%   Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: Unavailable   Tape Value: xx/xx/2040   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 157 Tape Value: 194 Variance: -37 Variance %: -19.07216% Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "The original note is missing. The lost note affidavit is not available in the loan file. The loan modification agreement is also missing."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1, estimated HUD-1 and fee itemization are missing from the loan documents."	* Application Missing (Lvl 2) "Final application signed by the borrower is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL signed by the borrower is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NAKUSLYC9YH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$3,571.95	xx	xx/xx/2024	Unavailable	No	Death of Mortgagor(s)	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.320%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2008 and was recorded on xx/xx/2008 in the amount of xx in favor of xx
There is child support lien found against the borrower in favor of xx in the amount of xx which was recorded on xx/xx/2005.
The 2021 combined annual taxes were paid in the amount of xx on xx/xx/2022.
The 2022-23 combined annual taxes have been delinquent in the amount of xx which were due on xx/xx/2023 and good through xx/xx/2024.	According to the payment history as of xx/xx/2024, the borrower is currently 9 months delinquent with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 11.320%. The current UPB reflected as per the payment history is xx.
PH shows large transaction in the amount of xx on xx/xx/2023. As per collection comment dated xx/xx/2023, the bulk payment is made by borrower.	Collections Comments:The current status of the loan is foreclosure hold.
According to the payment history as of xx/xx/2024, the borrower is currently 9 months delinquent with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2023, the reason for default is curtailment of income.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
The foreclosure was initiated in 2024 with the loan. As per the collection comment dated xx/xx/2024, the foreclosure step sale schedule is xx/xx/2024. As per the collection comment dated xx/xx/2024, the foreclosure is put on hold due to probate. Further details were not provided.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the servicing comment dated xx/xx/2024, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by COVID-19.
Foreclosure Comments:The foreclosure was initiated in 2024 with the loan. As per the collection comment dated xx/xx/2024, the foreclosure step sale schedule is xx/xx/2024. As per the collection comment dated xx/xx/2024, the foreclosure is put on hold due to probate. Further details were not provided.
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Current Legal Status Loan Value: Foreclosure Tape Value: Collections |---| |----| Comment: foreclosure Tape Source: Initial Tape Type:
Field: Mos Currently Delinquent per Payment History Loan Value: 8 Tape Value: 6 Variance: 2 Variance %: 33.33333% Comment: 8 Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with fee itemization is missing from the loan documents. The TX 4 year SOL has expired."	* Application Missing (Lvl 2) "The final application is missing from the loan documents."
* Fair Market Value of Homestead Property Acknowledgment is missing from the loan file (Lvl 2)     "The fair market value of homestead property acknowledgment is missing from the loan documents. The SOL of 4 years has expired."
* Home Equity Consumer Disclosure is missing from the loan file (Lvl 2)     "Home equity consumer disclosure is missing from the loan documents."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 2)     "Home equity loan copies of documents are missing from the loan documents."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 2)     "Home equity loan interest and fees pre-closing disclosure is missing from the loan documents."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 2)     "Home equity loan notice of address for borrower notification of violation is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB xxK."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LZ7U2LVFU48	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2023	Unavailable	No	Unavailable	Chapter 7	xx	Unavailable	No	xx	Not Applicable	xx	10.220%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	PUD	Not Applicable	Unavailable	Investor	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2023	xx	Not Applicable	3.750%	xx	xx/xx/2023	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2006 and was recorded on xx/xx/2006 in the amount of xx in favor of xx
There is a HOA lien on the subject property in favor of xx in the amount of xx which was recorded on xx/xx/2010.
There is civil judgment found against the borrower in favor of xx in the amount of xx which was recorded on xx/xx/2016.
The annual county taxes for 2023 were paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is currently 11 months delinquent with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The due dates adjust from xx/xx/2023 to xx/xx/2023. The current monthly P&I is xx with an interest rate of 3.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is foreclosure.
According to the payment history as of xx/xx/2024, the borrower is currently 11 months delinquent with the loan, and the next due date is xx/xx/2023. The current monthly P&I is xx with an interest rate of 3.750%. The current UPB reflected as per the payment history is xx.
The reason for default is not available in latest servicing comments.
The foreclosure case is resumed on xx/xx/2024. The Lis Pendens located at "xx", the foreclosure has been put on hold due to litigation.
According to the PACER, xx filed bankruptcy under Chapter 7 with the case # xx on xx/xx/2016. The bankruptcy was discharged on xx/xx/2017 and terminated on xx/xx/2017. The last bankruptcy was filed on xx/xx/2017.
As per comment dated xx/xx/2022, the forbearance plan began on xx/xx/2022 and ended on xx/xx/2023.
No information has been found related to damage or repairs.
As per servicing comment dated xx/xx/2024, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per collection comment dated xx/xx/2022, the subject property is affected due to natural disaster.
Foreclosure Comments:The foreclosure was initiated on this loan in 2010, and the Lis Pendens located at "xx", the foreclosure case is resumed on xx/xx/2024. The Lis Pendens located at "xx", the foreclosure has been put on hold due to litigation. Further details not provided.
Bankruptcy Comments:According to the PACER, Marisella Collins filed bankruptcy under Chapter 7 with the case # xx on xx/xx/2016. As per voluntary petition schedule D (xx), the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. There is no comment indicating a cram down. The bankruptcy was discharged on xx/xx/2017 and terminated on xx/xx/2017.	This modification agreement signed between the borrower and lender with an effective date of xx/xx/2023 shows the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 3.750% starting on xx/xx/2023 and continuing until the new maturity date of xx/xx/2060. There is no deferred balance and principal forgiven amount.	Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal	Field: Current Legal Status Loan Value: Foreclosure Tape Value: Collections |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Escrow Account Indicator   Loan Value: Unavailable   Tape Value: Yes   Variance:    Variance %:    Comment: Escrow account indicator is U/A.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2006   Tape Value: xx/xx/2006   Variance: -12 (Days)   Variance %:    Comment: First payment date is xx/xx/2006.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 442   Variance: -82   Variance %: -18.55203%   Comment: Loan original maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: 11   Tape Value: 8   Variance: 3   Variance %: 37.50000%   Comment: Mos currently delinquent per payment history is 9.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: 12 (Days)   Variance %:    Comment: S&C filing date is xx/xx/2024.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2060   Tape Value: xx/xx/2036   Variance: 8685 (Days)   Variance %:    Comment: Stated maturity date is xx/xx/2060.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type is PUD. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
																																																																																								* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB xxK."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XFLE8R6OV7K	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$6,796.53	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	Not Applicable	xx	Not Applicable	xx	7.500%	360	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	xx	Not Applicable	4.500%	xx	xx/xx/2024	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2005 and was recorded on xx/xx/2005 in the amount of xx in favor of xx
There are two writs of execution (xx) against the subject property in the amount of xx, which were filed by the different plaintiffs and recorded on different dates.
There is a UCC lien in favor of "xx" that was recorded on xx/xx/2022.
The annual city taxes for 2024 were delinquent in the amount of xx, and the first installment of city taxes for 2024 is delinquent in the amount of xx with a good-through date of xx/xx/2024.
The second installment of city is due on xx/xx/2024 in the amount of xx.
There are delinquent water/sewer charges in the amount of xx with a good through date of xx/xx/2024.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
The borrower, "xx" filed for bankruptcy under Chapter 13 with case #xx on xx/xx/2012. BK was discharged on xx/xx/2018 and terminated on xx/xx/2018.
The subject property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower, "xx" filed for bankruptcy under Chapter 13 with case #xx on xx/xx/2012. The plan was confirmed on xx/xx/2014. As per the POC, the amount of the claim was xx, and the amount of arrears was xx. According to the voluntary petition, the value of collateral was xx and the amount of the claim was xx, so there is an unsecured amount of xx. BK was discharged on xx/xx/2018 and terminated on xx/xx/2018.	As per the servicing comment dated xx/xx/2023 the investor approved the final mod terms. Current UPB xx, Capitalizing amount is xx, Deferred principal amount is xx, Waived Principal xx and the New UPB xx. The rate of interest is 4.5%, The PI is xx. The first payment is due on xx/xx/2024 and the maturity date is xx/xx/2038. Comment dated xx/xx/2023 shows signed mod received and completed successfully. The recorded copy of loan modification agreement is missing from the loan file.	Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Note Origination Appraisal Right of Rescission	Field: Borrower #1 Middle Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx/xx/2023   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 402   Variance: -42   Variance %: -10.44776%   Comment:    Tape Source: Initial   Tape Type:
Field: Modification Original P&I   Loan Value: xx   Tape Value: xx   Variance: $-345.50   Variance %: -18.42185%   Comment:    Tape Source: Initial   Tape Type:
Field: Modification Original Rate   Loan Value: 4.500%   Tape Value: 3.250%   Variance: 1.250%   Variance %: 1.25000%   Comment:    Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: xx   Tape Value: xx   Variance: $-300433.88   Variance %: -60.03468%   Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2038   Tape Value: xx/xx/2035   Variance: 1279 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 175 Tape Value: 174 Variance: 1 Variance %: 0.57471% Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the State of Massachusetts which has unlimited assignee liability for state high cost and infinity is unable to test compliance due to missing HUD-1."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD, estimated HUD, and fee itemization are missing from the loan documents."
* Note is missing or unexecuted (Lvl 3) "The original note is missing. The amended and restated promissory note is located at 625814 XXXX_Executed Modification Agreement (xx) Pg#7. The lost note affidavit is available in the loan file located at COL - xx XXXX-Document Scans."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan document."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan document."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan document."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
X5TJ4ZKWALQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.680%	240	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Unavailable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2008 with xx. in the amount of xx, which was recorded on xx/xx/2008.
No active judgments or liens have been found.
The annual combined taxes for the year 2023 were paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is currently 1 month delinquent with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current monthly P & I is xx with an interest rate of 9.680%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2024, the borrower is currently 1 month delinquent with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
No comments have been found stating the borrower’s income was impacted by Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application HUD-1 Closing Statement Origination Appraisal	Field: Mos Currently Delinquent per Payment History Loan Value: 0 Tape Value: 1 |---| -1 |----| -100.00000% Comment: 0 Tape Source: Initial Tape Type:
Field: Stated Remaining Term Loan Value: 47 Tape Value: 46 Variance: 1 Variance %: 2.17391% Comment: 47 Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final Hud-1 along itemization of fee is missing from the loan documents."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
																																																																																								* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan documents. XXXX search does not show an estimated value. Current UPB xxK."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
307YRJHHV3T	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2024	xx	Not Applicable	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2007	xx/xx/2007	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	14.752%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	3.750%	xx	xx/xx/2020	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2007 with the lender xx which was recorded on xx/xx/2007.
There are three junior civil judgments found against the subject borrower in the total amount of xx filed by different Plaintiffs, which were recorded on xx/xx/2015, xx/xx/2019, and xx/xx/2020.
There are two active ECB liens against the borrower in the combined amount of xx in the favor of "xx" which were recorded on xx/xx/2016 and xx/xx/2017.
The first installment of borough taxes for 2025 was paid on xx/xx/2024 in the amount of xx.
The second, third, and fourth installments of borough taxes for 2025 are due on xx/xx/2024, xx/xx/2025, and xx/xx/2025 in the total amount of xx.
Annual utilities/MUD charges for 2024 are delinquent in the amount of xx, which is payable on xx/xx/2024.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx(xx), which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 3.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
As per the collection comment dated xx/xx/2024, the reason for default is excessive obligations.
The loan was modified on xx/xx/2020 with the modified principal balance of xx.
As per the review of the foreclosure document, multiple times the foreclosure was initiated. As per the mortgage foreclosure document attached with the UT pg#106, the last foreclosure complaint was filed on xx/xx/2015 xx and it was amended on xx/xx/2015 and xx/xx/2019 respectively. As per the release of notice of lis pendens document, the foreclosure case was released on xx/xx/2021. Further details are not provided.
No bankruptcy related details have been found.
As per the collection comment dated xx/xx/2024, the subject property was occupied by the owner. CCs do not show any damage.

Foreclosure Comments:As per the review of the foreclosure document, multiple times the foreclosure was initiated. As per the mortgage foreclosure document attached with the UT pg#106, the last foreclosure complaint was filed on xx/xx/2015 xx, and it was amended on xx/xx/2015 and xx/xx/2019, respectively. As per the release of the notice of lis pendens document, the foreclosure case was released on xx/xx/2021. Further details are not provided.
Bankruptcy Comments:Not Applicable	The modification agreement was signed between the borrower xx and lender xx. The new modified UPB is xx. The borrower promises to pay the P&I in the amount of xx with an interest rate of 3.750% beginning from xx/xx/2020 until the maturity date of xx/xx/2048. There is a balloon payment provision in the amount of xx. There is principal forgiven in the amount of xx, which is less than the 2% of the principal balance.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer	Field: Current Legal Status Loan Value: Collections Tape Value: Performing |---| |----| Comment: The borrower is delinquent with the loan for one month. Tape Source: Initial Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: As per note.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 480   Variance: -120   Variance %: -25.00000%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2048   Tape Value: xx/xx/2038   Variance: 3652 (Days)   Variance %:    Comment: As per note.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 284 Tape Value: 437 Variance: -153 Variance %: -35.01144% Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan documents. CE tested with estimated HUD (xx)."	* Annual Percentage Rate less than Stated Original Rate (Lvl 2) "Final TIL is missing from the loan file, so APR is considered as 0.00%. Note rate is 6.125%."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. ( 12 CFR §1026.22(xx)(xx), (xx) , transferred from 12 CFR §226.22(xx)(xx), (xx) ).
The annual percentage rate (xx) is 3.991%. The disclosed APR of 0.000% as final TIL is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from the loan documents."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6KANLGJY1LG	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	41.503%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 in the amount of xx with xx, and it was recorded on xx/xx/2022.
There is a state lien on the subject property in favor of xx in the amount of xx which was recorded on xx/xx/2007. The SSN#xx mentioned on supportive documents is inconsistent with the borrower's SSN#xx.
There is a judgment (xx) against the subject property in favor of the xx for the amount of xx, which was recorded on xx/xx/2022.
There is a prior child support lien against xx was recorded on XX/XX/XXXXin the amount of xx.
The 1st installment of county taxes for 2024 was paid in the amount of xx on xx/xx/2024.
The 2nd installment of county taxes for 2024 was paid in the amount of xx on xx/xx/2024.
As per updated title report, no prior year taxes are delinquent.	As per the review of seller’s tape data as of xx/xx/2024, the borrower has been delinquent for 15 months and the next due date is xx/xx/2023. Details of the last payment received are not available. As per tape, the current P&I is xx and interest rate is 5.500%.The UPB is xx.	Collections Comments:According to servicing comments, the current status of the loan is in collection.
As per the review of seller’s tape data as of xx/xx/2024, the borrower has been delinquent for 15 months and the next due date is xx/xx/2023. As per tape, the current P&I is xx and interest rate is 5.500%.The UPB is xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the seller's tape, the subject property is owner-occupied.
Information regarding the damage and repair is not available in the latest servicing comments.
BWR has 21.16 years on the job as xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report is as is, but the improvement section reflects the garage has some damaged siding and block. The estimated cost to cure is not available. The 1004D report is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Subject loan was approved at 70% of LTV, which exceeds the maximum allowable LTV limits. Further details not provided."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
73N36UXQHH2	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2018	xx	Secondary	Yes	Yes	No	xx	Not Applicable	49.586%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 in the amount of xx with xx. No active judgments or liens have been found. The annual combined taxes for the year 2023 have been paid in the amount of xx on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is currently 8 months delinquent with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is collection. According to the payment history as of xx/xx/2024, the borrower is currently 8 months delinquent with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx. As per the servicing comment dated xx/xx/2024, the reason for default is too many financial obligations. No evidence has been found regarding the current/prior foreclosure proceedings. As per PACER report, the borrower has not filed bankruptcy since loan origination. As per servicing comment dated xx/xx/2024, borrower was on covid-19 forbearance plan and was extended several times, most recently from xx/xx/2024 to xx/xx/2024. No information has been found related to damage or repairs. As per the servicing comment dated xx/xx/2024, the subject property is owner-occupied. As per the servicing comment dated xx/xx/2023, the borrower's income was impacted by the COVID-19. As per the comment dated xx/xx/2023, the servicer provided a Covid-19 deferral plan for 18 months from xx/xx/2021 to xx/xx/2022. BWR has 7.58 years on the job as xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 49.586% Tape Value: 49.585% |---| 0.001% |----| 0.00100% Comment: DTI is 49.58%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 44444M321000000003322321   Tape Value: 444444444444401232233000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Property type is PUD Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "As per seller tape data shows, prior indem that required repurchase if the borrower became 120 days delinquent. Borrower did go 120 days delinquent, so repurchase is required. According to the payment history as of xx/xx/2024, the borrower is currently 8 months delinquent with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "ComplianceEase TRID tolerance test is incomplete due to the initial closing disclosure is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.586% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 49.59%."		Elevated	Not Covered	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WIXEYVYCH4N	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.999%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	xx	49.380%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of xx 000.00 with xx.
No active liens or judgments have been found.
The annual county taxes for 2023 were paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	The loan originated on xx/xx/2024, and the first payment date was xx/xx/2024. As per the seller's tape, the next due date is xx/xx/2024, and the current UPB is xx.	Collections Comments:The current status of the loan is performing.
The loan originated on xx/xx/2024, and the first payment date was xx/xx/2024. As per the seller'xx's Nails and XXXX.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 49.380% Tape Value: 53.008% |---| -3.628% |----| -3.62800% Comment: Borrower DTI ratio percent is 49.380%. Tape Source: Initial Tape Type:
																																																																																				Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49.38%. Tape shows there was an underwriting error and the revised DTI is 53.01%. Lender defect. Further details are not provided. The subject loan was originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has 18.83 years on the job as xx at xx, BWR2 has been SE for 4.75 years at xx and XXXX, with a FICO of 700, 0X30 inception and xxK equity in the subject."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LT7GMIDCJ6O	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Refinance	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.856%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of xx in favor of xx for xx.
No active judgments or liens have been found.
The first installment of county taxes for 2024 has been due in the total amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.
As per the review of payment history dated xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
As per the review of payment history dated xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx
No evidence has been found regarding the current foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No forbearance details are available in recent collection comments.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by COVID-19.
Borrower has been SE for 3.25 years at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of refinance as per HUD-1 is change in rate/term.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment: Purpose of transaction as per HUD-1 is change in Refinance.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 359 Tape Value: 360 Variance: -1 Variance %: -0.27777% Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at 42.85%. Tape shows CPA cannot confirm accuracy or completeness of SE BWR P&L. File is missing CPA letter and P&L. Further details not provided. Lender defect. Subject originated xx/xx/2024 and the 3 year SOL is active. BWR has been SE for 3.25 years at xx, Inc, FICO 773, 0X30 since inception and xxK equity in subject."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "ComplianceEase TRID tolerance test is incomplete due to the initial CD missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
A94ME0M9IRO	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	47.377%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of xx in favor of "xx".
No active liens and judgments have been found.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current P&I is xx and the interest rate is 6.625%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current P&I is xx and the interest rate is 6.625%. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
The appraisal report in the loan file is as is. The photo addendum of the subject property shows the trim at the window has dry rot, which needs to be replaced, peeling paint on the wood trim, and multiple cracks on the subject interior walls. Estimated cost to cure is not available in the appraisal report. CCs do not show damage. No evidence has been found regarding repair completion.
BWR has 7 months on the job as xx at xx. BWR has prior employment experience as xx at xx between xx/xx/2017 and xx/xx/2018 for 1 year.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Payment History String Loan Value: 0000 Tape Value: 000 |---| |----| Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 47.37%. Tape shows stability of BWR’s income was not established and missing documentation from the prior employment. Further details were not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 7 months on the job as xx at xx. with a FICO of 761, 0X30 since inspection, and xxK equity in the subject."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is in as-is condition. Photo addendum of the subject property shows trim at window has dry rot which needs to be replaced, peeling paint on the wood trim, and multiple cracks on the subject interior walls. The estimated cost to cure is not available in the loan file. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails compliance delivery and timing test for CD dated xx/xx/2024. The document tracker is missing, and 3 business days were added to get the receipt date of xx/xx/2024, which is after the consummation date of xx/xx/2024. Subject loan is purchase case, originated on xx/xx/2024 and the 1-year SOL is active."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase test. Initial LE dated xx/xx/2024 does not reflect Points - Loan Discount Fee. Final CD dated xx/xx/2024 reflects Points - Loan Discount Fee at xx. This is an increase of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2024 and 1-year SOL is active."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JE2PEOMT97W	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$4,946.48	xx	8.375%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	27.266%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of xx with xx.
There is a prior state tax lien against xx "xx" in the amount of xx in favor of "xx" which was recorded on xx/xx/2022.
The annual utilities/MUD taxes for 2024 were paid on xx/xx/2024 in the amount of xx.
The first, second, and third installments of town taxes for 2024 were paid in the amount of xx.
The fourth installment of town taxes for 2024 is due on xx/xx/2024 in the amount of xx.
The first and second installments of town taxes for 2025 were due in the amount of xx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx and was applied to the due date of xx/xx/2024. The monthly payment is xx, and the interest rate is 8.380%. The current UPB is xx.
The note contains interest-only provisions for 120 months.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx and was applied to the due date of xx/xx/2024. The monthly payment is xx, and the interest rate is 8.380%. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.
BWR has been SE for 13.83 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 27.266% Tape Value: 27.000% |---| 0.266% |----| 0.26600% Comment: Borrower DTI ratio percentage is 27.266%. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower last name is XXXX.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 23.21367%   Comment: Original stated P&I is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0MM Tape Value: 000001110000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the qualified mortgage interest only test due to a qualified mortgage is a covered transaction that provides for regular periodic payments that are substantially equal, except for the effect that any interest rate change after consummation has on the payment in the case of an adjustable-rate or step-rate mortgage, that does not allow the consumer to defer repayment of principal. This loan is an interest only loan or a graduated payment mortgage."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed state regulations prohibited fees test due to the inclusion of the below fees charged to the borrower;
The below fees were included in the test:
Appraisal Management Fee paid by Borrower: xx
Tax Cert Fee paid by Borrower: xx
Title Closing Protection Letter paid by Borrower: xx
Upper Court Fee paid by Borrower: xx
Utility Fees paid by Borrower: xx."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the amortization test due to the loan has a date creditor received application on or after January 10, 2014 and the loan is not fully amortizing."
* Loan does not conform to program guidelines (Lvl 3) "The tape shows proof of appraisal received less than 3 business days prior to closing. Further details were not provided."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 8.429% exceeds APR threshold of 8.050% over by +0.379%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx).

																																																																																								Loan failed qualified mortgage safe harbor threshold test due to APR calculated 8.428% exceeds APR threshold of 8.050% over by +0.378%. Subject loan is escrowed."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GHTVP0GOM0M	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.999%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	26.459%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 MERS as nominee for xx. in the amount of xx, which was recorded on xx/xx/2022. There is a junior mortgage against the subject property in favor of the xx, a principal department, in the amount of xx recorded on xx/xx/2024. The 1st and 2nd installments of county tax for the year 2024 are paid in the total amount of xx on different dates. The 1st and 2nd installments of county tax for the year 2025 have been due in the total amount of xx.	As per the review of payment history as of xx/xx/2024, the borrower is one month delinquent with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 6.999%. The UPB is xx.	Collections Comments:The loan is in collection. As per the review of payment history as of xx/xx/2024, the borrower is one month delinquent with the loan, and the next due date is xx/xx/2024. The UPB is xx. As per the comment dated xx/xx/2022, the RFD is the borrower's income has been impacted by COVID-19. The subject property is owner-occupied. As per the collection comment dated xx/xx/2023, FC was initiated on xx/xx/2023. No comments have been found for bankruptcy. No damages were reported. BWR has been SE for 4.33 years on the job at Neydi Dominican Salon.
Foreclosure Comments:As per the collection comment dated xx/xx/2023, FC was initiated on the subject property in 2023. The complaint was filed on xx/xx/2023. As per the comment dated xx/xx/2023, the sale deed was sent for recording. As per the comment dated xx/xx/2023, the sale deed has been recorded. As per the comment dated xx/xx/2023, the sale deed has been canceled. The loan was reinstated and the foreclosure has been closed. Further details not provided.
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock	Field: Any Borrowers Foreign National Indicator Loan Value: No Tape Value: Yes |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 26.459%   Tape Value: 26.460%   Variance: -0.001%   Variance %: -0.00100%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Collections   Tape Value: Performing   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 12.584%   Tape Value: 12.580%   Variance: 0.004%   Variance %: 0.00400%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000100000010004432110232 Tape Value: 36696C3369FFFCC3CCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "AUS report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 7.360% exceeds APR threshold of 5.010% over by +2.350%. Subject loan is escrowed."
* ComplianceEase TILA Test Failed (Lvl 2)     "TRID total of payment disclosed on final CD as xx. Calculated total of payments is xx for an under disclosed amount of -xx. The disclosed total of payments of xx is not considered accurate because it is understated by more than xx. Subject loan is refinance case, originated on xx/xx/2022 and the 3-year SOL is active."
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 7.384% exceeds APR threshold of 5.010% over by +2.374%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx). Loan failed the MD COMAR higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 7.384% exceeds APR threshold of 5.010% over by +2.374%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx)."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YISM2V9GYHM	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,188.54	xx	8.750%	480	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Investor	Yes	Yes	No	xx	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx.
No active liens or judgments have been found against the borrower or subject property.
The annual combined taxes for 2023 were paid in the amount of xx.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 8.750%.
The loan is interest only for 120 months. The BWR made additional principal payments from Dec-23 to Aug-24 in the total amount of xx. Therefore, the UPB was reduced to xx.

Collections Comments:The loan is currently performing and the next due date is xx/xx/2024.
The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx.
The loan has not been modified.
As per the comment dated xx/xx/2023, the foreclosure was initiated in 2023. As per the comment dated xx/xx/2023, the sale was scheduled for xx/xx/2023. As per the comment dated xx/xx/2023, the sale was cancelled due to reinstatement. The foreclosure was closed and the loan has been reinstated.
The borrower did not file bankruptcy.
As per the comment dated xx/xx/2024, the reason for default is illness of the borrower.
The occupancy of the subject property is not available.
As per the comment dated xx/xx/2023, the borrower is trying to sell the property.
No comment pertaining to the damage to the subject property has been observed.
BWR employment details are not available. Subject loan is NOO. BWR was qualified using the DSCR of the subject property.

Foreclosure Comments:As per the comment dated xx/xx/2023, the foreclosure was initiated in 2023. As per the comment dated xx/xx/2023, the sale was scheduled for xx/xx/2023. As per the comment dated xx/xx/2023, the sale was cancelled due to reinstatement. The foreclosure was closed and the loan has been reinstated.
Bankruptcy Comments:Not Applicable	Not Applicable	Field: B1 Self-Employed? Loan Value: Unavailable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 1.03   Tape Value: 1.02   Variance: 0.01   Variance %: 0.98039%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 68.201%   Tape Value: 68.200%   Variance: 0.001%   Variance %: 0.00100%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 68.201%   Tape Value: 68.200%   Variance: 0.001%   Variance %: 0.00100%   Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 0100000000000432221 Tape Value: XXXXXCCCC36FFCCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2KUP6IWKNDQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Mexico	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	xx	40.443%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 with xx in the amount of xx, which was recorded on xx/xx/2024.
No active liens or judgments have been found.
The first and second installments of county taxes for 2023 were paid in the amount of xx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of PITI xx which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 6.50%. The current UPB is xx.	Collections Comments:The latest collection comments are missing from the loan file. The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been initiated.
No bankruptcy-related details have been found.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file.
BWR#1 has 9 days on the job as xx at xx. BWR has prior employment experience as xx at xx for 2.16 years.
BWR#2 has 8 years on the job as xx at xx. Miller.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower #2 First Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower #2 Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower #2 Middle Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 40.443%   Tape Value: 40.440%   Variance: 0.003%   Variance %: 0.00300%   Comment:    Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 27.527%   Tape Value: 27.530%   Variance: -0.003%   Variance %: -0.00300%   Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx/xx/2024 Tape Value: xx/xx/2024 Variance: -12 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject loan was approved at 40.44%. Tape shows borrower's income is not supported and revised DTI is 50.28%. BWR1 has 9 days on the job as xx at xx.16 years. BWR2 has 8 years on the job as xx at xx. Miller, FICO 740, 0X30 since origination, xx residual income and xxK equity in the subject."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9PFJMNOJ4JZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.625%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	No	No	xx	xx	39.058%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with the lender xx.
No active liens or judgments have been found against the borrower or subject property.
The first installment of county taxes for 2023/2024 was paid in the amount of xx.
The second installment of county taxes for 2023/2024 is due in the amount of xx.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 11.625%.

Collections Comments:The loan is currently performing and the next due date is xx/xx/2024.
The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
As per the comment dated xx/xx/2024, the reason for default is excessive obligation.
No comment pertaining to the damage to the subject property has been observed.
BWR1 employment details are not available.
BWR2 has been SE for 10.91 years at xx.
The Covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 39.058% Tape Value: 39.056% |---| 0.002% |----| 0.00200% Comment: Borrower DTI rato percent is 39.058%. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: -5 (Days)   Variance %:    Comment: Original appraisal date is xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00000100 Tape Value: XXXXXXXXXXXXXXXXX0001100 Variance: Variance %: Comment: Alt-U. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan failed the revised closing disclosure delivery date test due to revised closing disclosure dated xx/xx/2023. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2023 which is after the consummation date xx/xx/2023."
* Loan does not conform to program guidelines (Lvl 3)     "As per the seller's tape, the loan is previously delinquent. According to the tape as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment received date is not available. The unpaid principal balance is xx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx)(xx)) due to an APR calculated at 12.466% exceeds APR threshold of 9.270% over by +3.196%. The subject loan is escrowed. This loan is compliant with regulations 1026.35(xx), (xx), and (xx)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Z9A1XNIJB5H	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	XXXX	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.250%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	37.801%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 with the lender, xx which was recorded on xx/xx/2023.
There is an HOA lien on the subject property in favor of xx, a corporation not for profit, in the amount of xx, which was recorded on xx/xx/2024.
There is an IRS lien found against the subject borrower in the favor of the xx in the amount of xx, which was recorded on xx/xx/2019.
There is a civil judgment found against the borrower xx in favor of xx in the amount of xx, which was recorded on xx/xx/2024. (xx)
Annual county taxes for the year 2023 were paid on xx/xx/2023 in the amount of xx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 10.25%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No modification or forbearance details are available in collection comments.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by COVID-19.
BWR has been SE for 6 years at xx, P.A.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 37.801% Tape Value: 37.640% |---| 0.161% |----| 0.16100% Comment: Borrower DTI Ratio Percent is 37.801% Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2024   Variance: -183 (Days)   Variance %:    Comment: Interest Paid Through Date is xx/xx/2023   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: 4 (Days)   Variance %:    Comment: Original Doc Date is xx/xx/2023   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 01111100   Tape Value: XXXXXXXXXXXXXXXXXX011111   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property Address Street is XXXX Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan is currently delinquent. Further details were not provided."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 10.763% exceeds APR threshold of 9.270% over by +1.493%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx)."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
27NHL7GDPGX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	xx/xx/2019	Unavailable	FHA	Fixed	Purchase	xx	xx	Unavailable	No	xx	Unavailable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Investor	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2019 in the amount of xx with the lender, xx which was recorded on xx/xx/2019.
No active judgments or liens were found.
The annual county taxes for 2023 were paid on xx/xx/2023 in the amount of xx.
No prior year's delinquent taxes were found.
According to the review of PH as of xx/xx/2024, the BWR has been delinquent with the loan for two months, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied to the due date of xx/xx/2024. The current P&I is xx and the interest rate is 6.250%. The current UPB is xx, and the deferred balance is xx. The deferral agreement is located at "xx", Pg#160.	Collections Comments:As per the review of the servicing comments, the current status of the loan is collections.
According to the review of PH as of xx/xx/2024, the BWR has been delinquent with the loan for two months, and the next due date is xx/xx/2024. The current UPB is xx, and the deferred balance is xx. The deferral agreement is located at "xx", Pg#160.
As per the collection comment dated xx/xx/2024, the RFD is an illness of the borrower.
As per collection comment dated xx/xx/2023, the BWR's income was impacted. CC dated xx/xx/2023 shows that BWR was approved for a 2-month deferment, and the deferral agreement was sent to the BWR.
As per comment dated xx/xx/2024, the subject property is occupied by the tenant, and there was no damage to the property.
No foreclosure activity was found.
No records of post-close BK were found.
Income and employment-related documents are missing from the loan documents.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Missing Dicsloures
Missing DU/GUS/AUS
Missing or error on the Rate Lock
Mortgage Insurance
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2023   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: 32 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Unavailable   Tape Value: Full Documentation   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 100.000%   Tape Value: 115.050%   Variance: -15.050%   Variance %: -15.05000%   Comment: Origianl CLTV is 100.000%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 100.000%   Tape Value: 115.050%   Variance: -15.050%   Variance %: -15.05000%   Comment: Original standard LTV is 100.000%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 222111111000211000000000   Tape Value: XXXXXXXXXXXXXXXXXXXXXXXX   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property Address street is XXXX.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 297 Tape Value: 298 Variance: -1 Variance %: -0.33557% Comment: Stated remaining term is 297. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final closing disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows that the subject loan is not eligible to be insured or guaranteed by FHA. Also, tape shows that originator loan designation of HUD Safe Harbor QM does not match due diligence loan designation of ATR Risk. Infinity did not perform regulatory compliance tests as the loan is NOO."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB xxK."
* Missing credit report (Lvl 3) "Credit report is missing from the loan documents."	* Application Missing (Lvl 2) "The final application is missing from the loan documents."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "The subject loan was NOO. The tape shows DTI exceeds more than threshold. A review of the loan documents shows that income documents, 1008 and AUS are missing, and as a result, ATR could not be determined. Further details were not provided. Lender defect. The subject loan originated on xx/xx/2019, and the 3-year SOL has expired. Income and employment-related documents are missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Borrower's intent to proceed is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 2)     "FHA MI certificate is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial loan application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "The settlement services provider list is missing from the loan documents.

Home loan toolkit is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9H31NBLH3JS	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2020	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Refinance	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2006 and was recorded on xx/xx/2006 in the amount of xx in favor of xx.
There are two state tax liens found against the borrower in favor of xx in the total amount of xx which were recorded on xx/xx/2023 & xx/xx/2024.
The 1st and 2nd installments of town taxes for 2023 were paid in the total amount of xx on xx/xx/2024 and xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is currently 44 months delinquent with the loan. As per tape, the next due date is xx/xx/2020, the current P&I is xx and interest rate is 6.375%. The UPB is xx.	Collections Comments:The current status of the loan is bankruptcy.
According to the payment history as of xx/xx/2024, the borrower is currently 44 months delinquent with the loan. As per tape, the next due date is xx/xx/2020, the current P&I is xx and interest rate is 6.375%. The UPB is xx.
As per the foreclosure document located at xx, the foreclosure was initiated in 2023 and the complaint was filed on xx/xx/2023 with the case#23CV208624.
According to the PACER, the borrower xx filed for bankruptcy under Chapter 13 with case#xx on xx/xx/2024. The bankruptcy is still active.
No information has been found related to damage or repairs.
As per seller’s tape data, the subject property is owner occupied.
As per the collection comment dated xx/xx/2023, the borrower’s income was impacted by Covid-19.
Foreclosure Comments:As per the foreclosure document located at xx, the foreclosure was initiated in 2023 and the complaint was filed on xx/xx/2023 with the xx. As per the comment dated xx/xx/2024, the foreclosure sale was scheduled for xx/xx/2024. As per servicing comment dated xx/xx/2024, the foreclosure has been put on hold due to the borrower xx filed for bankruptcy under Chapter 13 with case#xx on xx/xx/2024. The bankruptcy is still active. Further details not provided.
Bankruptcy Comments:According to the PACER, the borrower xx filed for bankruptcy under Chapter 13 with case#xx on xx/xx/2024. As per voluntary petition schedule D (xx) the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. The unsecured portion is xx. The POC (xx) was filed by the creditor xx on xx/xx/2024 for the secured claim amount of xx and the amount of arrearage is xx. The approved chapter 13 (xx) plan was filed on xx/xx/2024. The plan not yet confirmed. The borrower shall pay monthly mortgage payment of xx per month for 60 months to the trustee under the chapter 13 plan. The bankruptcy is still active.	Not Applicable	Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal Right of Rescission	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower Last Name is XXXX Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy   Tape Value: Foreclosure   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2023   Variance:    Variance %:    Comment: Current Value Date is Not Applicable   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2006   Tape Value: xx/xx/2016   Variance: -3593 (Days)   Variance %:    Comment: First Payment Date is xx/xx/2006   Tape Source: Initial   Tape Type:
Field: Lis Pendens Recorded Date   Loan Value: Not Applicable   Tape Value: xx/xx/2022   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 242   Variance: 118   Variance %: 48.76033%   Comment: Loan Original Maturity Term Months is 360   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 17.37223%   Comment: Original Balance (or Line Amount) is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 85.000%   Tape Value: 72.420%   Variance: 12.580%   Variance %: 12.58000%   Comment: Original CLTV Ratio Percent is Unavailable   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 85.000%   Tape Value: 72.420%   Variance: 12.580%   Variance %: 12.58000%   Comment: Original Standard LTV (OLTV) is 85.000%   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.37500%   Tape Value: 6.38000%   Variance: -0.00500%   Variance %: -0.00500%   Comment: Original Stated Rate is 6.37500%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444444444444444444444444   Tape Value: XXXXXXXXXXXXXXXXX0X3123X   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property Address Street is 328XXXX   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 184 Tape Value: 185 Variance: -1 Variance %: -0.54054% Comment: Stated Remaining Term is 184 Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with the estimated HUD-1 and itemization of the fee, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3) "Tape and review of the loan documents shows BWR's ATR could not be determined as income documents are missing from the loan documents. Further details not provided. The subject loan originated on xx/xx/2006."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents"
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB xxK."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Unavailable	Unavailable	Unavailable
KMPEYMZTEWG	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.990%	240	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	11.990%	xx	Unavailable	XXXX	According to updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2007 with the lender xx. in the amount of xx which was recorded on xx/xx/2007.
There is a junior active mortgage against the subject property in the amount of xx in favor of "xx" which was recorded on xx/xx/2014. As per the subordination agreement recorded on xx/xx/2015, located at "xx" the junior mortgage was subordinated to the subject mortgage. The subject mortgage at second lien position.
Annual combined taxes for 2023 were paid on xx/xx/2023 in the amount of xx.
Annual combined taxes for 2024 are due on xx/xx/2024 in the amount of xx.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of xx/xx/2024, the borrower has been delinquent with the loan for one month and next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 11.99%. The current UPB reflected as per payment history is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is collection.
As per the review of payment history as of xx/xx/2024, the borrower has been delinquent with the loan for one month and next due date is xx/xx/2024. The current UPB reflected as per payment history is xx.
No foreclosure activity has been initiated.
No bankruptcy-related details have been found.
As per the inspection report dated xx/xx/2023, located at "xx" the subject property was occupied by the tenant. The condition of the subject property is C3 and needs repair to bring it up to a good condition. CCs do not show any damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of xx with a rate of interest of 12.99% and a maturity date of xx/xx/2027. The P&I as per payment history is the xx rate of interest is 11.99%. There is a reduction in P&I and rate of interest with respect to the note details. No evidence has been found regarding the loan modification or rate reduction.	Appraisal (Incomplete) Credit Application Credit Report	Field: Current Legal Status Loan Value: Collections Tape Value: Performing |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2022   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: 32 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 111111100111100111100101   Tape Value: XXXXXXXX0000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: Unavailable   Tape Value: xx/xx/2027   Variance:    Variance %:    Comment: Stated maturity date is xx/xx/2027.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 38 Tape Value: 39 Variance: -1 Variance %: -2.56410% Comment: Stated remaining term is 38. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows that the subject loan is high-cost. Further details are not provided. Infinity could not perform regulatory compliance tests as the loan is NOO."	* Application Missing (Lvl 2) "The final application is missing from the loan documents."
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan closed without appraisal. PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows estimated value at xxK. Current UPB xxK."
																																																																																								* Missing credit report (Lvl 2) "The credit report is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WAF4HHPCGI7	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.450%	361	xx/xx/2009	xx/xx/2009	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mobile Home	Not Applicable	Unavailable	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2009 and was recorded on xx/xx/2009 in the amount of xx in favor of xx
No active judgments or liens found.
The 2024 combined annual taxes were paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 10.450%. The current UPB reflected as per the payment history is xx.
As per the deferment agreement dated xx/xx/2024, which is located at "xx"	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2023, borrower's income is impacted by covid-19.
No evidence has been found regarding the current/prior foreclosure proceedings.
According to the PACER, the borrower xx filed for bankruptcy under Chapter 13 and converted to Chapter 7 with case#xx on xx/xx/2018. The borrower was discharged on xx/xx/2023 and terminated on xx/xx/2023.
As per the servicing comment dated xx/xx/2023, the 7 months repayment plan was given to the borrower with the down payment of xx and starting from xx/xx/2023 till xx/xx/2024. Further details were not provided.
No information has been found regarding the forbearance plan.
As per servicing comment dated xx/xx/2023, the subject property is owner occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx filed for bankruptcy under Chapter 13 which was converted to Chapter 7 with case#xx on xx/xx/2018. As per voluntary petition schedule D (xx) the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. The unsecured portion is xx. The POC (xx) was filed by the creditor xx on xx/xx/2018 for the secured claim amount of xx and the amount of arrearage is xx. The chapter 13 (xx) plan was filed on xx/xx/2018. The borrower has promised to make monthly mortgage payment of xx for 60 months to the trustee under the chapter 13 plan. The plan reflects arrearage for subject loan totals xx. The case was discharged on xx/xx/2023 and terminated on xx/xx/2023.	Not Applicable	Credit Application Credit Report HUD-1 Closing Statement Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2022   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: 20 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 361   Tape Value: 360   Variance: 1   Variance %: 0.27777%   Comment: As per note doc loan maturity term months is 361.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Appraisal doc is missing from loan file.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 92.320%   Variance:    Variance %:    Comment: Appraisal doc is missing from loan file.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 92.320%   Variance:    Variance %:    Comment: Appraisal doc is missing from loan file.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 111000002322333444321000   Tape Value: XXXXXXXXXXXXXXXXX0123454   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 178 Tape Value: 179 Variance: -1 Variance %: -0.55865% Comment: As per note doc stated remaining term is 178. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Mobile Home (Lvl 4) "Home is not affixed to the land. Appraisal report is missing. As per the seller tape data, the subject property is a manufactured home. The affidavit of affixation document is not available in the loan file. The ALTA 7 endorsement is not attached with the final title policy. The VIN/serial number is not available in the legal description of the recorded mortgage. We are unable to determine whether the home is attached to the permanent foundation."	* Compliance Testing (Lvl 3) "Tape shows loan fails federal and state high cost test. Further details were not provided. Infinity did not perform compliance as subject loan is NOO."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."	* Application Missing (Lvl 2) "Final application is missing from loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value at xxK. Current UPB is xxK."
																																																																																								* Missing credit report (Lvl 2) "Credit report is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
M0R93WYF29B	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	1.200%	360	xx/xx/2006	Unavailable	Conventional	ARM	Refinance	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	xx	3.375%	xx	xx/xx/2021	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2006 and was recorded on xx/xx/2006 in the amount of xx in favor of xx, FSB. The first annual county tax for 2023 has been paid in the amount of xx on xx/xx/2024. The second annual county tax for 2023 has been paid in the amount of xx on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx. There is a deferment of 2 payments on xx/xx/2023 in the amount of xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
As per the collection comment dated xx/xx/2023, the reason for the default is excessive obligations,
As per the collection comment dated xx/xx/2024, the occupancy is owner occupied.
As per the doc located at "xx", the loss draft check was received in the amount of xx. No evidence has been found regarding the completion of the repairs. As per the inspection report dated xx/xx/2024 located at "xx, the borrower, xx Mattews, filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2020. The case was dismissed on xx/xx/2020 and terminated on xx/xx/2020.
No comments have been found for foreclosure.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx Mattews, filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2020. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The POC was filed on xx/xx/2020, with the claim amount of xx and the arrears amount of xx. The chapter 13 plan was confirmed on xx/xx/2020. The debtor shall pay to the trustee xx per month for 12 months, then xx per month for 48 months. The case was dismissed on xx/xx/2020 and terminated on xx/xx/2020. There is no comment indicating a cram down.	The modification agreement was made between the lender and borrower on xx/xx/2021. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 3.375% beginning on xx/xx/2021 and a maturity date of xx/xx/2060. The deferred balance is xx. The loan has been modified once since origination.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: xx   Tape Value: xx   Variance: $-2840.40   Variance %: -14.21233%   Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2021   Tape Value: xx/xx/2021   Variance: -12 (Days)   Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: 28 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 002111101111000021111110   Tape Value: XXXXXXXXXXXXXXXXX9999999   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: 437 Tape Value: 438 Variance: -1 Variance %: -0.22831% Comment: Stated remaining term is 140. Tape Source: Initial Tape Type:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "Tape and mortgage document show notary stamp is missing. Further details not provided."	* Compliance Testing (Lvl 3) "The tape shows ARM disclosure and affiliated business disclosure are not provided within 3 business days of application date." * HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents." * Lost Note Affidavit (Lvl 3) "As per the tape data note is a copy. The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at "xx""	* Application Missing (Lvl 2) "The final application is missing from the loan documents." * Final TIL Missing or Not Executed (Lvl 2) "The final TIL is missing from the loan documents." * Missing Appraisal (Lvl 2) "The appraisal is missing from the loan documents. XXXX search shows an estimated value of xxM. Current UPB xxK." * Missing credit report (Lvl 2) "The credit report is missing from the loan documents." * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliate business disclosure is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$18,634.81	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QRP0TBWNYHZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	14.530%	240	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2018	xx	Not Applicable	6.000%	xx	xx/xx/2019	XXXX	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage originated on xx/xx/2008 and was recorded on xx/xx/2008 in the amount of xx in favor of xx.
No active judgment and liens have been found.
The annual combined taxes for 2023 have been exempt.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 6.00%. The current UPB reflected as per the payment history is xx.
As per the deferment agreement dated xx/xx/2023, which is located at "xx", the servicer deferred payments in the amount of xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the servicing comment dated xx/xx/2023, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by COVID-19.
As per the deferment agreement dated xx/xx/2023, which is located at "xx", the servicer deferred payments in the amount of xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower and lender with an effective date of xx/xx/2018 shows the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 6.00% starting on xx/xx/2019 and continuing until the new maturity date of xx/xx/2033. There is no deferred balance or principal forgiven amount.	1-4 Family Rider Credit Application HUD-1 Closing Statement Origination Appraisal	Field: Borrower #2 Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower #2 Last Name is XXXX Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: Current Legal Status is Performing   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2022   Variance:    Variance %:    Comment: Current Value Date is Not Applicable   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Deferred Balance Amount is Not Applicable   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L Require MI? is Not Applicable   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: 64 (Days)   Variance %:    Comment: Last payment Received Date is xx/xx/2024   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 74.561%   Tape Value: 74.560%   Variance: 0.001%   Variance %: 0.00100%   Comment: Original CLTV Ratio Percent is 74.561%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 74.561%   Tape Value: 74.560%   Variance: 0.001%   Variance %: 0.00100%   Comment: Original Standard LTV(OLTV) is 74.561%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 010010110000100011000000   Tape Value: XXXXXXXXXXXXXXXXXXXXXXXX   Variance:    Variance %:    Comment: Payment History String is 010010110000100011000000   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property Address Street is XXXXs   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 114 Tape Value: 115 Variance: -1 Variance %: -0.86956% Comment: Stated Remaining Term is 114 Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "HUD-1 closing statement along with itemization is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3) "Tape show TX50A6 disclosures are missing. The SOL of 4 years has expired. Further details not provided."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents."
																																																																																								* Missing required 1-4 family rider (Lvl 2) "Subject is NOO. 1-4 family rider is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8LOWYKXXCHO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	Kansas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	xx	30.362%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 with the lender xx which was recorded on xx/xx/2023 .
No active judgments or liens were found.
Annual county taxes for the year 2023 were paid.
No prior year's delinquent taxes were found.

As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The current P&I is xx and the interest rate is 7.125%. The UPB is xx.
Collections Comments:The loan is currently performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The UPB is xx.
No evidence of a BK filed by the borrower has been found.
No damages were reported.
BWR1 has 9.08 years on the job as xx with xx.
BWR2 employment details are not available as BWR2 income is not used for qualification.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 30.362% Tape Value: 14.355% |---| 16.007% |----| 16.00700% Comment: Borrower DTI ratio percent is 30.362%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: 14.355% Tape Value: 30.362% Variance: -16.007% Variance %: -16.00700% Comment: Housing ratio per U/W is 14.355%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed compliance ease delivery and timing test for closing disclosure dated xx/xx/2023. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2023 which is after the consummation date xx/xx/2023."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed the state regulations for the prohibited fees first lien test.
The following fees were included in the test:
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 30.362%. Tape shows BWR was not employed at xx since inception, and xxK equity in the subject."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NJWRJ0QMP2K	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	43.336%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx in favor of xx.
No active judgments or liens were found.
The 1st and 2nd installments of county taxes for xx are due in the total amount of xx on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. Details of the last payment received are not available. As per tape, the current P&I is xx and interest rate is 3.250%. The UPB is xx.	Collections Comments:The current status of the loan is performing.
As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. As per tape, the current P&I is xx and the interest rate is 3.250%. The UPB is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by COVID-19.
The loan was originated on xx/xx/2021, and the COVID-19 attestation is located at "xx"
Borrower has 39 years on the job as xx at xx.
Co-borrower receives SSI income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing Initial LE Notice of Servicing Transfer	Field: MI Coverage Amount Loan Value: Not Applicable Tape Value: 0.000% |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 5.40721%   Comment: Original Balance (or Line Amount) is xx   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: xx Tape Value: xx Variance: xx Variance %: 52.45901% Comment: Sales Price (HUD-1 Line 101 is xx Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without appraisal. PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB xxK."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows defect as a PIW was utilized in accordance with the AUS. The HOA is in litigation. Therefore, the file should have been downgraded and a full appraisal should have been ordered. The litigation does not affect the safety, structural soundness and habitability of the subject property. Further details were not provided."
* Missing Initial LE (Lvl 3)     "Initial loan estimate is missing from the loan documents."
* Property Marketability Issues (Lvl 3) "The subject loan closed with a PIW. The tape shows the subject condo HOA association is involved in active litigation, and a full appraisal should have been ordered for the subject property. Documents related to litigation are missing from the loan documents. Tape states litigation does not involve structure or health and safety of the complex. Further details not provided. XXXX search shows an estimated value of xxK. Current UPB xxK."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "TRID tolerance test is incomplete due to Initial LE is missing from loan documents. The subject loan is a purchase, originated on xx/xx/2021 and the 1-year SOL has expired."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from the loan documents.

Your home loan toolkit is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JXY9HZY2IBB	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$488.38	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	16.000%	Not Applicable	Manufactured Housing	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	46.941%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx with xx.
There is a junior mortgage active against the subject property in favor of xx, which was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx.
The first and second installments of county taxes for 2023, 2024, and 2025 are due in the total amount of xx.
The first and second installments of county taxes for 2021 have been delinquent in the total amount of xx, which are good through xx/xx/2024.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 13.58 years on the job as xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Hazard Insurance Missing Initial LE Missing or error on the Rate Lock Notice of Servicing Transfer	Field: Borrower DTI Ratio Percent Loan Value: 46.941% Tape Value: 44.468% |---| 2.473% |----| 2.47300% Comment: Borrower DTI ratio percent is 46.941%. Tape Source: Initial Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 0.82663%   Comment: Original balance (or line amount) is xx   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: xx Tape Value: xx Variance: xx Variance %: 5.26315% Comment: Sales price (HUD-1 line 101) is xx Tape Source: Initial Tape Type:	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows the subject loan lost AUS approval as a result of updating property type as a manufactured home. The LP report available in the file shows property type incorrectly submitted as SFR. Further details were not provided."
* Missing Initial LE (Lvl 3)     "Initial loan estimate is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance certificate is missing from the loan documents."
* Property is Manufactured Housing (Lvl 3) "Home is affixed. As per the appraisal report, which is located at "xx" the subject property type is manufactured home. The ALTA 7 endorsement is not attached with the final title policy, which is located at xx and affidavit of affixation attached with recorded mortgage located at "xx" which states that the manufactured home with Serial # xx A & B-U has been affixed to the permanent foundation. The final title policy shows an exception for the notice of manufactured housing unit or commercial coach, installed on a permanent foundation system."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed the initial closing disclosure delivery date test due to initial CD dated xx/xx/2023. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2023 which is on the consummation date xx/xx/2023. The subject loan is a purchase, originated on xx/xx/2023 and the 1-year SOL has expired."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "Compliance ease TRID tolerance test is incomplete due to Initial LE is missing from loan documents. The subject loan is a purchase, originated on xx/xx/2023 and the 1-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit is missing from the loan documents.

Settlement services provider list is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan documents."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HHTIZ7TGV9P	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	Mississippi	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.875%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Cash Out	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2023	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of xx in favor of xx.
No active judgments or liens have been found.
The annual county taxes for 2023 were paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	As per the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 7.875%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
As per the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 7.875%. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.
BWR employment details are not available. Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Payment History String Loan Value: 00010 Tape Value: CCCC |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property address street reflects XXXXt.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: 355 Tape Value: 360 Variance: -5 Variance %: -1.38888% Comment: Stated remaining term reflects 355. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows dwelling coverage of xx in the HOI policy does not cover the loan amount of xx and requires extended coverage or verification of the policy with sufficient coverage. Further details not found. Elevated for client review."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
H5LUE5XTAEI	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	xx/xx/2024	xx/xx/2024	Commercial	Fixed	Refinance	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2023	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of xx in favor of xx.
No active liens and judgments have been found.
The annual county taxes for 2023 were paid in the amount of xx on xx/xx/2024.
The annual county taxes for 2023 were paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current monthly P&I is xx with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.
The reason for default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
As per the collection comment dated xx/xx/2024, the FEMA disaster was declared for storms, straight-line winds, tornadoes, and flooding. CCs do not show damages.
No comments have been found stating the borrower’s income was impacted by COVID-19.
BWR employment details are not available. BWR is a legal entity and subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: B1 Self-Employed? Loan Value: Unavailable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per note borrower last name is XXXX   Tape Source: Initial   Tape Type:
Field: Cash To Borrower (HUD-1 Line 303)   Loan Value: $-2801.52   Tape Value: xx   Variance: $-2801.52   Variance %:    Comment: Cash to borrower is   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 11100   Tape Value: 33CC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property address street is XXXX.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: 356 Tape Value: 360 Variance: -4 Variance %: -1.11111% Comment: Stated remaining term is 356. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows the defect as EPD. According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current monthly P&I is xx with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx. Further details were not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RSHNI1MC6TY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	xx/xx/2024	xx/xx/2024	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	xx	55.303%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of xx in favor of xx for xx.
No active judgments or liens were found.
The first and second installments of county taxes for xx have been paid in the total amount of xx on xx/xx/2023 and xx/xx/2024.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 7.125%. The UPB is xx.	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 7.125%. The UPB is xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No modification or forbearance details are available in recent collection comments.
No information has been found related to damage or repairs.
As per the servicing comment dated xx/xx/2024, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR 1 has 9.16 years on the job as xx at xx.
BWR 2 has 17.41 years on the job as xx at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower #2 First Name Loan Value: xx Tape Value: xx |---| |----| Comment: BWR#2 first name is XXXX. Tape Source: Initial Tape Type:
Field: Borrower #2 Middle Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: BWR first name is XXXX.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xx   Tape Value:    xx    Variance %:    Comment: MI company is FHA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 91.575%   Tape Value: 90.000%   Variance: 1.575%   Variance %: 1.57500%   Comment: Original CLTv ratio is 91.575%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: 29 (Days)   Variance %:    Comment: Original note date is xx/xx/2024.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 91.575% Tape Value: 90.000% Variance: 1.575% Variance %: 1.57500% Comment: Original LTV is 91.575% Tape Source: Initial Tape Type:	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Administration Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx
Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Administration Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx"
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows there are two appraisals in the file due to an over 90-day flip with the price more than 100% higher than the last sale as the subject property was completely remodeled. The appraisal report dated xx/xx/2024 reflects an appraised value of xxK; the date of prior sales or transfers is xx/xx/2023, and the price of the prior sale or transfer was xxK. The current sale price is xxK. XXXX search shows an estimated value of xxK. Current UPB is xxK."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from loan documents."
* Rebuttable Presumption - defined by loan findings (Lvl 3)     "Loan fails FHA QM rebuttable presumption test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Administration Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx"
* Seller contributions exceed guideline limit (Lvl 3) "The tape shows the AUS approval was lost as the lender failed to submit seller credit details used on the loan. Final CD reflects seller credit of xxK. Further details not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 55.30%. Tape shows total debt miscalculation as the lender failed to include monthly payments of xx from BWR and BWR2 debts into the DTI calculation. The revised DTI is 56.40%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has 9.16 years on the job as xx at xx, BWR2 has 17.41 years on the job as xx at xx. FICO 586, 0X30 since inception, xxK equity in the subject, and xx residual income.""
																																																																																								* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed FHA QM safe harbor test threshold test due to APR calculated 8.056% exceeds APR threshold of 8.527% over by -0.471%. Subject loan is escrowed"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
160GS4DUAV9	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.125%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 in the amount of xx with xx, and it was recorded on xx/xx/2022.
No active judgments or liens found
The annual combined taxes for 2023 were paid in the amount of xx on xx/xx/2023.
As per updated title report, no prior year taxes are delinquent.
According to the review of payment history as of xx/xx/2024, the borrower has been delinquent for 2 month and the next due date of payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which applied for xx/xx/2024. The current P&I is xx with an interest rate of 8.125%. The UPB as of the date mentioned in the updated payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is in collection.
According to the review of payment history as of xx/xx/2024, the borrower has been delinquent for 2 month and the next due date of payment is xx/xx/2024. The current P&I is xx with an interest rate of 8.125%. The UPB as of the date mentioned in the updated payment history is xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the seller's tape, the subject property is owner-occupied.
Information regarding the damage and repair is not available in the latest servicing comments.
The loan closed as non-QM and was approved as a no-ratio loan.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Next Due Date per Payment History Loan Value: xx/xx/2024 Tape Value: xx/xx/2024 |---| 61 (Days) |----| Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed qualified mortgage lending policy points and fees test due to Fees charged xx exceeds Fees threshold of xx over by +xx.
The below fees were included in the test:
Appraisal Review Fee paid by Borrower: xx
Document Preparation Fee paid by Borrower: xx
Mortgage Broker Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed GSE (xx) QM points and fees test due to Fees charged xx exceeds Fees threshold of xx over by +xx.
The below fees were included in the test:
Appraisal Review Fee paid by Borrower: xx
Document Preparation Fee paid by Borrower: xx
Mortgage Broker Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx.

Loan failed GSE (xx) QM APR test due to APR calculated 8.514% exceeds APR threshold of 7.450% under by +1.064%. Subject loan is escrowed."
* Missing Initial Closing Disclosure (Lvl 3) "Initial closing disclosure is missing from the loan documents."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "Compliance ease TRID tolerance test incomplete due to initial closing disclosure is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2022 and the SOL is 1 year."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 8.571% exceeds APR threshold of 6.700% over by +1.871%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx).

Loan failed qualified mortgage safe harbor threshold test due to APR calculated 8.514% exceeds APR threshold of 6.700% over by +1.814%.Subject loan is escrowed.

Loan failed qualified mortgage APR threshold test due to APR calculated 8.514% exceeds APR threshold of 7.450% over by +1.064%. Subject loan is escrowed."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9D0VXQI7XCD	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	48.430%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of xx with xx.
No active judgments or liens were found.
The annual combined taxes for 2023 have been paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment received date is not available. The current monthly P&I is xx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
The appraisal report is as is. Photo addendum shows peeling exterior paint. The cost to cure is not available. CCs do not show any damages.
As per tape data, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by COVID-19.
BWR has 3 months on the job as xx with xx. BWR has prior employment experience as xx with xx between xx/xx/2019 and xx/xx/2023 for 3.91 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Disbursement Date Loan Value: xx/xx/2024 Tape Value: xx/xx/2024 |---| 1 (Days) |----| Comment: Final CD reflects disbursement date as xx/xx/2024. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 48.43%. Tape shows income miscalculation. Revised DTI is 51%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 3 months on the job as xx with xx, FICO 767, xxK equity in the subject, and xx residual income."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is as is. Photo addendum shows peeling exterior paint. The cost to cure is not available. The 1004D report is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
L4YAXAEXCPD	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.151%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx with the lender, xx.
No active judgments or liens were found.
The first installment of county taxes for the year 2023 was paid in the amount of xx on xx/xx/2024.
The second installment of county taxes for the year 2023 is due in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied to the due date of xx/xx/2024. The current P&I is xx, and the interest rate is 6.250%. The current UPB is xx.	Collections Comments:The current status of the loan is collection.
According to payment history as of xx/xx/2024, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2024. The current UPB is xx.
As per the comment dated xx/xx/2023, the reason for default is excessive obligations.
CCs do not show any damage.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.5 years on the job as xx at xx. BWR has prior employment experience as xx at xx, between xx/xx/2018 and xx/xx/2021 for 2.91 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 49.151% Tape Value: 58.556% |---| -9.405% |----| -9.40500% Comment: Borrower DTI is 49.151%. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2024   Variance: -366 (Days)   Variance %:    Comment: Original note doc. date is xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I Loan Value: xx Tape Value: xx Variance: $-413.96 Variance %: -22.77646% Comment: Original stated P&I is xx. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is in as-is condition. The photo addendum and XXXX search show the large portion of carpet missing in the primary bedroom. The estimated cost to cure is xxK. Updated 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 49.15%. Tape shows an undisclosed auto loan debt with a monthly payment of xx that was not included in the DTI calculations, and the revised DTI is 59%. Further details were not provided. BWR defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR has 1.83 years on the job as xx at xx, FICO 778, xxK equity in the subject, and xx residual income."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from the loan documents.
																																																																																								Home loan toolkit is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PAJD705GGOB	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Investor	Yes	Yes	No	xx	Not Applicable	42.713%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xx with xx.
No active judgments or liens were found.
The 1st and 2nd installments of county taxes for the year 2023-24 were paid on xx/xx/2023 and xx/xx/2024 in the amount of xx.
No prior year's delinquent taxes were found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The P&I is xx and the interest rate is 3.875%. The UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The UPB is xx.
No evidence of bankruptcy or foreclosure has been found. No evidence of damage or repair has been found.
The Covid-19 attestation is located at "xx".
BWR has 6 years on the job as xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	Field: Borrower DTI Ratio Percent Loan Value: 42.713% Tape Value: 40.437% |---| 2.276% |----| 2.27600% Comment: Tape Source: Initial Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: 0.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 8.26662%   Comment:    Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Purchase   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject is NOO and approved at 40.46%. Tape shows income misrepresentation as the pay stubs provided by the BWR were altered. Further details not provided. BWR defect. The subject loan originated on xx/xx/2020, and the 3-year SOL is expired. BWR has 6 years on the job as xx at xx, FICO 688, and xxK equity in the subject."
																																																																																								* Missing proof of hazard insurance (Lvl 2) "Hazard insurance is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FG1JQEMYX8W	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2023	xx	Investor	Yes	Yes	No	xx	xx	41.755%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with the lender xx.
No active liens or judgments have been found against the borrower or subject property.
The annual county taxes for 2024 were paid in the amount of xx.
The first, second, third and fourth installments of combined taxes for 2024 city/school were paid in the amount of xx.
No prior year’s delinquent taxes have been found.

According to the tape as of xx/xx/2024, the borrower has been currently delinquent for 1 month and the next due date is xx/xx/2024. The last payment received date is not available. The unpaid principal balance is not available. The current P&I is xx and the current interest rate is 7.250%.

Collections Comments:The loan is currently in collection and the next due date is xx/xx/2024.
The last payment received date is not available. The unpaid principal balance is not available.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
The tape shows the appraisal report is unacceptable to the investor, and a review of the appraisal report shows the roof is worn, the roof, attic soffits, and foundation have holes, and dampness was noted in the foundation wall. The estimated cost to cure is not available in the loan file.
BWR1 receives social security income.
BWR2 has 6 months on the job as xx at xx. BWR has prior employment experience as xx at xx between xx/xx/2017 and xx/xx/2023 for 6.67 years. Additionally, BWR2 receives social security income.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Subject Property Type Loan Value: 2 Family Tape Value: 4 Family |---| |----| Comment: As per loan documents subject property type is 2 family. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The tape shows the appraisal report is unacceptable to the investor, and a review of the appraisal report shows the roof is worn, the roof, attic soffits, and foundation have holes, and dampness was noted in the foundation wall. 1004D is missing from the loan file. Final CD does not reflect any escrow holdback. XXXX search shows an estimated value of xxK. Current UPB xxK. Elevated for client review."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CBZPL1IJKR3	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Unavailable	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	45.494%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 with the lender xx in the amount of xx, which was recorded on xx/xx/2023.
No active judgments or liens have been found.
Annual combined taxes for the year 2024 are due on xx/xx/2024 in the amount of xx.
Annual combined taxes for the year 2023 were paid on xx/xx/2023 in the amount of xx.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 6.875%. The current UPB reflected as per payment history is xx.	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per payment history is xx.
The reason for default is not available.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No modification or forbearance details are available in collection comments.
No information has been found related to damage or repairs.
As per comment dated xx/xx/2024, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by COVID-19.
BWR has 3 years on the job as xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing DU/GUS/AUS Missing or error on the Rate Lock Transmittal (1008)	Field: Amortized Remaining Term Loan Value: 349 Tape Value: 360 |---| -11 |----| -3.05555% Comment: Amortization remaining term is 349. Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: Nava   Tape Value: xx   Variance:    Variance %:    Comment: BWR middle XXXX.   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: NAVA   Variance:    Variance %:    Comment: BWR first name is XXXX.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: BWR last name is XXXX.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "AUS/DU report is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Missing initial application dated xx/xx/2023 signed by the loan originator."
* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45.49%. The tape shows BWR was not employed at xx as xx, FICO 765, xxK equity in the subject."
* Cash out purchase (Lvl 2)     "The subject loan is purchase case, final CD reflects cash to in the amount of xx."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PYTXJ3VBMZ0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	45.313%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 with the lender xx. in the amount of xx, which was recorded on xx/xx/2022.
There is an active state tax lien against xx favor of the xx in the amount of xx, which was recorded on xx/xx/2023.
There are two active judgments against xx favor of xx, which were recorded on xx/xx/2023 and xx/xx/2024 in the amount of xx.
The tax status is "to follow".	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx.

Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
No foreclosure activity has been initiated.
No bankruptcy related details have been found.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. CCs do not show any damage.
BWR1 has been SE for 20.42 years at xx-Management.
BWR2 has been SE for 20.42 years at xx-Management.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Amortized Remaining Term Loan Value: 333 Tape Value: 360 |---| -27 |----| -7.50000% Comment: Amortization remaining term is 333. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower first name is XXXX.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower last name is XXXX.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Compliance failing for state regulations. PA license validation test. In the state of PA, the lender is licensed under state ID #XXXX as per the NMLS web site."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45.31%. Tape shows lender used BWR ITIN without proper documentation and the revised DTI is 104%. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active. BWR1 has been SE for 20.42 years at xx, Inc, BWR2 has been SE for 20.42 years at xx, Inc, FICO 715, 1X30 since inception and xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on xx/xx/2022 and the 1-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflects points - loan discount fee at xx. Final CD dated xx/xx/2022 reflects points - loan discount fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2022 and the 1-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.313%, as the borrower's income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is approve/eligible with a DTI of 45.31%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
U6LZPEH3M60	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.250%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Cash Out	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx/xx/2023	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of xx in favor of xx.
There is an active prior mortgage against the subject property in favor of xx, A XXXX in the amount of xx0.00 which originated on xx/xx/2022 and recorded on xx/xx/2022 with the instrument #xx
The 1st and 2nd installments of county taxes for 2023-24 were paid in the total amount of xx on xx/xx/2023 and xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 10.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2024, the reason for default is payment dispute.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per servicing comment dated xx/xx/2024, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR employment details are not available. Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Amortized Remaining Term Loan Value: 354 Tape Value: 360 |---| -6 |----| -1.66666% Comment: Actual data shows amortized remaining term is 354. Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower last name is XXXX.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Number Of Units   Loan Value: 1   Tape Value: 5   Variance: -4   Variance %: -80.00000%   Comment: Number of units is 5.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: 5 + Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Subject it a 5 unit apartment building in XXXX CA. Current UPB xx2M. Elevated for client review."	* DSCR is less than 1.00 (Lvl 3) "DSCR is less than 1.00%. Net operative income is xx, and annual payments (xx) are xx. DSCR ratio is 0.84%."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The subject is NOO and approved using DSCR of 0.84. Tape shows BWR lived rent-free at the current address and does not satisfy the 12-month housing history. Further details not provided. The subject loan originated on xx/xx/2024, and 1x30 since inception."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
S7K41IT3Q4Z	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	xx	Not Applicable	45.306%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2023	xx	xx	5.250%	xx	xx/xx/2023	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2019 and was recorded on xx/xx/2019 in the amount of xx in favor of xx
There is a state tax lien against xx "xx" in the amount of xx, which was recorded on xx/xx/2018.
There are three civil judgments against xx "xx" in the amount of xx, which were filed by the different plaintiffs and recorded on different dates.
The first and second installments of county taxes for 2023 were paid in the amount of xx.
The first and second installments of county taxes for 2024 were due in the amount of xx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower has been delinquent for one month, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 5.250%. The current UPB is xx.	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2024, the borrower has been delinquent for one month, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 5.250%. The current UPB is xx.
As per the comment dated xx/xx/2022, the borrower's income was impacted by the COVID. Comment dated xx/xx/2022 shows that FB plan was active and it was extended from xx/xx/2022 to xx/xx/2022.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.
BWR has three months on the job as xx at xx. BWR has prior employment experience as xx at xx between xx/xx/2017 and xx/xx/2018 for 11 months. BWR also has prior employment experience as xx at xx between xx/xx/2017 and xx/xx/2017 for 2 months. BWR has been SE for 5.25 years at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified between the borrowers "xx" and the lender "xx" on xx/xx/2023. As per this modification agreement, the new principal balance is xx, and the borrower promised to pay principal and interest in the amount of xx at a rate of 5.250%. According to this agreement, the new maturity date will be xx/xx/2063. There is a deferred balance in the amount of xx along with an interest-bearing amount of xx.	Missing DU/GUS/AUS Missing or error on the Rate Lock	Field: Amortized Remaining Term Loan Value: 298 Tape Value: 480 |---| -182 |----| -37.91666% Comment: Amortized remaining term is 298. Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: BWR middle name is XXXX.   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: BWR first name is XXXX.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: BWR last name is XXXX.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 5.83784%   Comment: Original stated P&I is xx.   Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History Loan Value: xx Tape Value: xx Variance: $-4.60 Variance %: -100.00000% Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45.30%. Tape shows that the BWR's income from the second job is not supported by a two-year history of receipts. Further details were not provided. Lender defect. The subject loan originated on xx/xx/2019, and the 3-year SOL is expired. BWR has been an employee at XXXX for 3 months; BWR also has been SE for 5.25 years at xx, FICO 691, and xxK equity in the subject."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 5.923% exceeds APR threshold of 5.660% over by +0.263%. Subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 5.923 exceeds APR threshold of 5.660% over by +0.263%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx).

Loan failed the MD COMAR higher-priced mortgage loan test due to an APR calculated at 5.923% exceeds APR threshold of 5.660% over by +0.263%. The subject loan is escrowed."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "Final LP report is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.30%, the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by LP but final LP report is missing from the loan documents. Subject loan originated on xx/xx/2019 and 3-year SOL is expired."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1G8NUI6RD3B	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.500%	360	xx/xx/2023	xx/xx/2023	Commercial	Fixed	Purchase	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2023	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of xx in favor of xx for xx.
No active judgments or liens found.
The annual county tax of year 2024 is paid in the amount of xx on xx/xx/2023.
The annual county tax of year 2025 is due in the amount of xx on xx/xx/2024.
The 2024 utilities annual taxes have been delinquent in the amount of xx, which were good through xx/xx/2024.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 8.500%. The UPB is xx.
As per PH, the borrower made bulk payment in the amount of xx on xx/xx/2024. As per collection comment dated xx/xx/2024, borrower made bulk payment in the amount of xx.	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The UPB is xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
As per the appraisal report dated xx/xx/2023, located at "xx", the property needs interior and exterior repairs, such as windows, flooring, and baseboard. The amount of cure is not provided. CCs do not show any damages.
As per the servicing comment dated xx/xx/2024, the subject property is non-owner occupied.
No comments have been found stating the borrower’s income was impacted by COVID-19.
BWR employment details are not available. Subject loan is NOO. BWR was qualified using the DSCR of the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Amortized Remaining Term Loan Value: 347 Tape Value: 360 |---| -13 |----| -3.61111% Comment: NA. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per loan documents borrower's name is XXXX, .   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Neg. Amort Potential? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report shows the need for multiple interior and exterior repairs, including but not limited to the rear deck, flooring and the baseboard that needs to be finished. The estimated cost to cure is not available in the loan file. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows non-performing loan. As per the review of payment history as of xx/xx/2024, the BWR is current with the loan, and the next due date is xx/xx/2024. The UPB is xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OLWKWRKK01U	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.625%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2023	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for the year 2024 were paid in the amount of xx on xx/xx/2024.
The annual utilities/MUD charges for the year 2024 are delinquent in the amount of xx, which are good through xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied to the due date of xx/xx/2024. The current P&I is xx with an interest rate of 8.625%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx.
RFD is unable to be determined from the latest collection comments.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR employment details are not available. Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Amortized Remaining Term Loan Value: 346 Tape Value: 360 |---| -14 |----| -3.88888% Comment: Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per note borrower first name is Eun.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per note borrower last name isXXXX  Tape Source: Initial   Tape Type:
Field: Corporate Advances: Recoverable per Payment History   Loan Value: xx   Tape Value: xx   Variance: $-75.00   Variance %: -100.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Suspense Balance per Payment History Loan Value: xx Tape Value: xx Variance: $-75.00 Variance %: -100.00000% Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows NPL. The first payment was due on xx/xx/2023. The borrower has a history of missing payments and then making multiple payments at one time. According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PQEPSWR730I	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.990%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	xx	49.904%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of xx in favor of xx for xx.
There is an active junior mortgage against the subject property in favor of The xx in the amount of xx, which originated on xx/xx/2023 and was recorded on xx/xx/2023 with the instrument #xx
There is a state tax lien against xx favor of xx in the amount of xx, which was recorded on xx/xx/2023. The defendant name and property address mentioned in the supporting document are inconsistent with the borrower’s name and property address.
The annual city taxes for 2024 were paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of PITI xx, which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 6.99%. The current UPB reflected as per payment history is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per payment history is xx.
The loan has not been modified since origination.
No foreclosure activity has been initiated.
No bankruptcy related details have been found.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. CCs do not show any damage.
Previously, borrower worked for multiple firms, and currently borrower is working with xx as a xx for 10 months. BWR2 has been SE for 3 years at xx. XXXX..

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Amortized Remaining Term Loan Value: 350 Tape Value: 360 |---| -10 |----| -2.77777% Comment: NA. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Pennsylvania license validation test."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the interest rate test due to the loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape and file show lender miscalculation of BWR OT income and loan closed at 49.9%. The subject loan originated on xx/xx/2023. Previously, borrower worked for multiple firms, and currently borrower is working with xx as a xx for 10 months. BWR2 has been SE for 3 years at xx. XXXX. FICO 682, 0X30 since inception."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EMU44UB4GYH	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.250%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Cash Out	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2023	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of xx in favor of xx.
There is a prior civil judgment against xx "xx" in the amount of xx in favor of "xx" which was recorded on xx/xx/2023.
The first installment of combined taxes for 2024 is paid on xx/xx/2024 in the amount of xx.
The second installment of combined taxes for 2024 is due on xx/xx/2024 in the amount of xx.
The annual county taxes for 2024 were paid on xx/xx/2024 in the amount of xx.
The utility/MUD taxes for 2024 were due on xx/xx/2024 in the amount of xx.
There are delinquent water/sewer charges in the amount of xx with a good through date of xx/xx/2024.

According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 8.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 8.250%. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
BWR employment details are not available. BWR is a legal entity, and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Amortized Remaining Term Loan Value: 345 Tape Value: 360 |---| -15 |----| -4.16666% Comment: Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Neg. Amort Potential? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The subject loan is NOO and approved using DSCR of 1.82. The tape shows the subject loan closed with xx. Further details were not provided. The subject loan originated on xx/xx/2023. FICO 719, and xxK equity in the subject."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
M5VFY96TSK5	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.500%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	39.336%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 with the lender xx in the amount of xx which was recorded on xx/xx/2024.
No active judgments or liens have been found.
The 1st, 2nd, and 3rd installments of town taxes for the year 2024 were paid on xx/xx/2024, xx/xx/2024, and xx/xx/2024. The 4th installment is due on xx/xx/2024 in the amount of xx.
The 1st and 2nd installments of town taxes for 2025 taxes are due on xx/xx/2025 and xx/xx/2025 in the amount of xx.
No prior year’s delinquent taxes have been found.

The loan was originated on xx/xx/2024, and the first payment is due on xx/xx/2024. According to payment history tape data as of xx/xx/2024, the next due date is xx/xx/2024. The current P&I is xx with an interest rate of 9.500%. The current UPB reflected as per the payment history tape data is xx.	Collections Comments:As per the tape data, the current status of the loan is performing.
According to payment history tape data as of xx/xx/2024, the next due date is xx/xx/2024. The current UPB reflected as per the payment history tape data is xx.
No evidence of damage or repair was found.
BWR has been SE for 2.58 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the subject loan originated as a non-QM loan fails the HPML test. Infinity compliance results also show that the loan failed the higher-priced mortgage loan test. The subject loan is escrowed."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "The loan failed the state regulation for the prohibited fees test.
The following fees were included in the test:
Real Estate Commission paid by Seller: xx
Real Estate Commissions paid by Seller: xx
Realtor Fee paid by Borrower: xx
Title Closing Protection Letter paid by Borrower: xx
Title Copy Charge paid by Borrower: xx
																																																																																							Title NOS-NJ paid by Borrower: xx."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 10.135% exceeds APR threshold of 8.360% over by +1.775%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx)."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KRKMQ3FOHLY	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	40.428%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of xx with MERS as nominee for xx with instrument # xx
No active liens or judgments have been found.
The annual county taxes for the year 2023 were paid in the amount of xx.
No prior year's delinquent taxes have been found.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 6.625%. The current UPB reflected as per payment history is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The current UPB reflected as per payment history is xx.
The loan has not been modified since origination.
No foreclosure activity has been initiated.
No bankruptcy-related details have been found.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. CCs do not show any damage.
BWR has been SE for 2.16 years at xx. XXXX.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 40.428% Tape Value: 102.000% |---| -61.572% |----| -61.57200% Comment: BWR DTI is 40.428%. Tape Source: Initial Tape Type:
Field: Construction Loan Type (Construction-Only or Const-Perm)   Loan Value: Not Applicable   Tape Value: Construction To Permanent   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
																																																																																				Field: Last Payment Received Date Loan Value: xx/xx/2024 Tape Value: xx/xx/2024 Variance: 33 (Days) Variance %: Comment: Last payment received date is xx/xx/2024. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 40.42%. Tape shows undisclosed debt opened prior to closing. Revised DTI is 102%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has been SE for 2.16 years at xx. XXXX, FICO 669, 0X30 since inception, and xxK equity in the subject."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
P5PYWA5DMVH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	48.643%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of xx.
No active judgments or liens were found.
The 1st and 2nd installments of county taxes for 2023/2024 were paid in the total amount of xx on xx/xx/2023 and xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current monthly P&I is xx with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by COVID-19.
BWR1 has 7.75 years on the job as xx with xx.
BWR2 has 3.75 years on the job as xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Required Disclosures	Field: Borrower DTI Ratio Percent Loan Value: 48.643% Tape Value: 54.710% |---| -6.067% |----| -6.06700% Comment: Borrower DTI ratio percent is 48.643%. Tape Source: Initial Tape Type:
Field: Construction Loan Type (Construction-Only or Const-Perm)   Loan Value: Not Applicable   Tape Value: Construction To Permanent   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Lender require MI is Yes.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date Loan Value: xx/xx/2024 Tape Value: xx/xx/2024 Variance: 33 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Lender Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Lender Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The subject loan is a primary purchase. The tape shows MI at 25% was canceled. Further details were not provided."
* Missing Required Disclosures (Lvl 3) "Settlement services provider list is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 48.64%. Tape shows income/employment misrepresentation and undisclosed mortgage debt. Revised DTI is 54.71%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active. BWR1 has 7.75 years on the job as xx with xx; BWR2 has 3.75 years on the job as xx with xx, FICO 718, 0X30 since inception, and xxK equity in the subject."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflects transfer taxes fee at xx. Final CD dated xx/xx/2022 reflects transfer taxes fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2022, and the 1-year SOL is expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.643% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is approve/eligible with a DTI of 48.64%."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CP1D0Y7U3NF	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Maine	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.990%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	xx	47.106%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of xx with xx.
No active judgments or liens have been found.
Annual county taxes for the year 2023 have been paid in the amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 6.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 6.990%. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the current condition and occupancy of the subject property.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 4.58 years as a XXXX.
BWR2 has been SE for 2.92 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing Initial Closing Disclosure	Field: Application Date (Baseline script version) Loan Value: xx/xx/2024 Tape Value: xx/xx/2023 |---| 214 (Days) |----| Comment: Application date is xx/xx/2024. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 47.106%   Tape Value: 96.983%   Variance: -49.877%   Variance %: -49.87700%   Comment: DTI is 47.106%.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 31.572%   Tape Value: 65.001%   Variance: -33.429%   Variance %: -33.42900%   Comment: DTI is 31.572%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: 1 (Days)   Variance %:    Comment: Note date is xx/xx/2024.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per note property address is XXXX. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 45.90%. Tape shows an income miscalculation as BWR declining income is not considered at closing. Revised DTI is 96.98%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has been SE for 4.58 years as a XXXX; BWR2 has been SE for 2.92 years at xx, FICO 752, 0X30 since inception, and xxK equity in the subject."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete as the initial CD is missing from loan documents. Subject loan is a purchase case, originated on xx/xx/2024 and the SOL is 1 year."
* Missing Initial 1003_Application (Lvl 3)     "Initial application signed by the loan originator is missing from the loan documents."
																																																																																							* Missing Initial Closing Disclosure (Lvl 3) "Initial closing disclosure is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5C48ALW4V5D	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	xx/xx/2017	xx/xx/2017	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	28.356%	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx/xx/2017, which recorded on xx/xx/2017 with instrument# xx in the amount of xx in favor of xx for xx.
There are 2 water/sewer liens against the subject property in favor of "xx" which were recorded on xx/xx/2024 and xx/xx/2024 in the total amount xx.
There is one junior mortgage open against the property in the amount of xx which was recorded on xx/xx/2017 in favor of xx.
The first installment of county taxes for 2023/2024 is paid in the amount of xx on xx/xx/2024.
The second installment of county taxes for 2023/2024 is due in the total amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history dated as of xx/xx/2024, the borrower has been delinquent for 2 months. The last payment was received in the amount of xx on xx/xx/2024 which was applied for the due date of xx/xx/2024. The next due date is xx/xx/2024. Current UPB as of the date reflected in the provided payment history is xx and the current interest rate as per payment history is 4.625%.	Collections Comments:Currently, the loan is in collections.
As per review of the payment history dated as of xx/xx/2024, the borrower has been delinquent for 2 months. The last payment was received in the amount of xx on xx/xx/2024. The next due date is xx/xx/2024. Current UPB as of the date reflected in the provided payment history is xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
The details on foreclosure and bankruptcy are not provided.
BWR1 has 2.16 years on the job as xx with xx.
BWR2 has 9 months on the job as xx at xx. BWR2 has prior employment experience as xx with xx between xx/xx/2013 and xx/xx/2016 for 3.75 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing Dicsloures Missing Initial Closing Disclosure Missing or error on the Rate Lock Mortgage Insurance Origination Appraisal	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the new FHA flipped property guidelines were missed by the underwriter. The appraisal report is missing from the loan file. The review of the 1008 shows the date of the prior sale or transfer is xx/xx/2017 in the amount of xxK. The subject's appraised value is xxK. The subject has been extensively renovated. Elevated for client review. XXXX search shows an estimated value at xxK. Current UPB is xxK."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD dated xx/xx/2017 reflects cash to the borrower in the amount of xx."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 5.750% exceeds APR threshold of 5.510% over by +0.240%. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete as the initial CD is missing from loan documents. The subject loan is a purchase, originated on xx/xx/2017, and the SOL is 1 year."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 5.750% exceeds APR threshold of 5.510% over by +0.240%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx)."
* MI, FHA or MIC missing and required (Lvl 2)     "Mortgage insurance certificate is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl 2) "Home loan toolkit is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3OAEG6GMR7B	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	No	Not Applicable	Second	$0.00	xx	xx/xx/2024	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.650%	360	xx/xx/2005	xx/xx/2005	Conventional	ARM	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Unavailable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2014	xx	Not Applicable	6.000%	xx	xx/xx/2014	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2005 and was recorded on xx/xx/2005 in the amount of xx in favor of xx for xx
There is an active prior mortgage against the subject property in favor of xx in the amount of xx, which originated on xx/xx/1997 and was recorded on xx/xx/1997 with the instrument | Book/Page# xx .
The 1st and 2nd installments of combined taxes for 2023-24 were paid in the total amount of xx on xx/xx/2024 and xx/xx/2024.
The 1st installment of combined taxes for 2024 was paid in the amount of xx on xx/xx/2024.
The 2nd installment of combined taxes for 2024 was due in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is currently 2 months delinquent with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.
Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2024, the borrower is currently 2 months delinquent with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2024, the reason for default is illness of borrower.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
The foreclosure was initiated in this loan in 2007, and the notice of pendency located at "xx", the foreclosure case is resumed in 2017. The notice of pendency located at "xx.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by COVID-19.
Foreclosure Comments:The foreclosure was initiated in this loan in 2007, and the notice of pendency located at "xx", the foreclosure case is resumed in 2017. The notice of pendency located at "xx"
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower and lender with an effective date of xx/xx/2014 shows the new modified unpaid principal balance is xx, which is the interest-bearing amount. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 6.000% starting on xx/xx/2014 and continuing until the new maturity date of xx/xx/2044. Borrower agrees to pay down payment in the amount of xx. There is no deferred balance and principal forgiven amount.	Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is not applicable Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: Current value date is not applicable   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 78.06090%   Comment: Original stated P&I is xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 8.65000%   Tape Value: 6.00000%   Variance: 2.65000%   Variance %: 2.65000%   Comment: Original stated rate is 8.65000%   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property address street is XXXX. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD with the estimated HUD-1 and itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
																																																																																								* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TQYRMW5U4SX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.659%	360	xx/xx/2002	xx/xx/2002	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	49.240%	First	Final policy	Not Applicable	xx	xx/xx/2014	xx	Not Applicable	5.000%	xx	xx/xx/2014	XXXX	As per the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2002 and was recorded on xx/xx/2002 in the amount of xx with xx.
As per the abstract report, the prior mortgage was originated on xx/xx/1996 in favor of xx in the amount of xx, which was recorded on xx/xx/1996; the prior mortgage was subordinated with the subject mortgage, and the agreement was recorded on xx/xx/2002. The prior mortgage document along with the subordination agreement is missing from the pro-title report.
The tax status is to follow.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 8.50%. The current UPB reflected as per payment history is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per payment history is xx.
The loan was modified on xx/xx/2014 with the UPB of xx.
No foreclosure activity has been initiated.
According to the PACER, the borrower xx filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2006. The bankruptcy was discharged on xx/xx/2011, and the case was fully terminated on xx/xx/2012.
As per the BPO report dated xx/xx/2024, located at "xx" the subject property was occupied by the owner. CCs do not show any damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2006. The subject creditor filed POC on xx/xx/2006 with the secured claim amount of xx, and the amount of arrears is xx. The plan was confirmed on xx/xx/2006. As per the order confirming plan, the debtor shall pay to the trustee in the amount of xx for 50 months. As per Schedule D of the voluntary petition dated xx/xx/2006, the amount of the claim is xx and the value of the collateral is xx. The MFR was filed on xx/xx/2010 as the debtor failed to make the post-petition payments. As per the stipulation document dated xx/xx/2011, the debtor agrees to resume the regular monthly payments. The bankruptcy was discharged on xx/xx/2011, and the case was fully terminated on xx/xx/2012.	The step modification agreement was made on xx/xx/2014 between the borrower "xx" and lender "xx" The interest-bearing principal balance is xx with an interest rate of 5.00%, which steps up in 5 steps ending at 8.50%. The borrower promises to pay the monthly P&I of xx beginning from xx/xx/2014, and the maturity is xx/xx/2032.

Notice of Servicing Transfer Origination Appraisal Prepayment Penalty Rider Right of Rescission	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower #1 Middle Name is L. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower First Name is XXXX.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: Current Value Date is Not Applicable   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2014   Tape Value: xx/xx/2014   Variance: -20 (Days)   Variance %:    Comment: Doc Date of Last Modification is xx/xx/2014   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 26.11049%   Comment: Original Stated P&I is 827.02.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: 11.65900% Tape Value: 8.50000% Variance: 3.15900% Variance %: 3.15900% Comment: Original Stated Rate is 11.65900%. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan originated in 2002 and investor purchased in 2013. Further details not provided."	* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan documents."
* Mortgage Riders incomplete / inaccurate (Lvl 2)     "Required prepayment rider is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer is missing from the loan documents."
* Prepayment Rider Missing (Lvl 2)     "Prepayment rider is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from the loan documents."	* Settlement date is different from note date (Lvl 1) "HUD-1 reflects the closing date as xx/xx/2002. Notary's signature date on the Mortgage/Deed of Trust is xx/xx/2002. Note date is xx/xx/2002."	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2J8W62F4OGQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.530%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2012	Unavailable	Unavailable	4.000%	xx	xx/xx/2012	XXXX	As per review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2007 in the amount of xx with xx, and it was recorded on xx/xx/2007.
There is a junior mortgage that originated on xx/xx/2021 in favor of "xx" in the amount of xx which was recorded on xx/xx/2021.
There is a junior mortgage that originated on xx/xx/2021 in favor of "xx" in the amount of xx which was recorded on xx/xx/2021.
There is UCC financing statement open against the borrower in favor of xx, which was recorded on xx/xx/2023 and the amount of lien is not mentioned in the supporting document.
There is a child support lien active against the borrower "xx" in favor of "xx" in the amount of xx which was recorded on xx/xx/2020.
The annual combined taxes for 2023 were paid in the amount of xx on xx/xx/2023.
As per updated title report, no prior year taxes are delinquent.
According to the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which applied for xx/xx/2024. The current P&I is xx with an interest rate of 4.00%. The UPB as of the date mentioned in the updated payment history is xx and deferred balance of MOD is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2024. The current P&I is xx with an interest rate of 4.00%. The UPB as of the date mentioned in the updated payment history is xx and deferred balance of MOD is xx.
The loan modification agreement was made between the borrower and lender on xx/xx/2012 and deferred balance is xx.
No foreclosure activity has been found.
The debtor 'xx' filed for bankruptcy under chapter 13 with case# xx on xx/xx/2015. The case was discharged on xx/xx/2020 and terminated on xx/xx/2020.
As per the comment dated xx/xx/2023, the borrower’s income was impacted by covid-19 and two months deferral was provided.
As per the latest BPO dated xx/xx/2024 (xx), the subject property is owner-occupied and in average condition.
Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the debtor 'xx' filed for bankruptcy under chapter 13 with case# xx on xx/xx/2015. As per schedule D (xx) the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. The unsecured portion is xx. The POC (xx) was filed by the creditor xx, on xx/xx/2015, for the secured claim amount of xx and the amount of arrearage is xx. The chapter-13 plan was confirmed on xx/xx/2015. The case was discharged on xx/xx/2020 and terminated on xx/xx/2020.	The loan was modified with an effective date of xx/xx/2012 as a step modification and the rate started at 3.00% and borrower agreed to pay P&I the amount of xx beginning on xx/xx/2012 with a new maturity date of xx/xx/2037. The rate changes in 2 steps ending at 4.000%. Three months deferment was approved which from xx/xx/2012 to xx/xx/2012. UPB is not mentioned on the modification document.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "HUD-1 is missing from the loan documents."	* Application Missing (Lvl 2) "Loan application is missing from the loan document"
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan document"
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB xxK."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan document"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan document"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from the loan document"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1NK1EEV5GT3	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	No	Not Applicable	First	$0.00	xx	xx/xx/2024	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.030%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	Not Applicable	Not Applicable	45.138%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	4.500%	xx	xx/xx/2022	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2007 in the amount of xx with the lender, xx which was recorded on xx/xx/2007.
There are four civil judgments against xx "xx" total in the amount of xx which were filed by the different plaintiffs and recorded on different dates.
The annual combined taxes for 2024 were paid on xx/xx/2024 in the amount of xx.
The annual school taxes for 2024 were due on xx/xx/2024 in the amount of xx.
No prior year’s delinquent taxes have been found.	As per the payment history as of xx/xx/2024, the borrower is currently delinquent with the loan for 1 month and the next due date is xx/xx/2024. The last payment received on xx/xx/2024 in the amount of xx for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 4.500%. The UPB is xx.
As per the comment dated xx/xx/2023, the payments for the due dates xx/xx/2023 to xx/xx/2023 have been deferred.
Comment dated xx/xx/2024 shows that the borrower will pay interest only payment in the amount of xx for the due date xx/xx/2024 and lender agrees to advance the due date xx/xx/2024.	Collections Comments:The current status of the loan is collection.
As per the payment history as of xx/xx/2024, the borrower is currently delinquent with the loan for 1 month and the next due date is xx/xx/2024. The last payment received on xx/xx/2024 in the amount of xx for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 4.500%. The UPB is xx.
As per the comment dated xx/xx/2023, the roof and ceiling of the subject property have been damaged due to water and comment dated xx/xx/2023 shows that all repairs have been completed.
 As per the document located at "xx" the notice of lis pendens was filed on xx/xx/2008 and was recorded on xx/xx/2008. As per the release of the lis pendens document located at "xx" the notice of lis pendens was released on xx/xx/2008. As per the document located at "xx" There was another notice of lis pendens filed on xx/xx/2008, which was recorded on xx/xx/2008. But, as per the release of the lis pendens document located at "xx" the notice of lis pendens was released on xx/xx/2008. As per the document located at "xx" there was another notice of lis pendens filed on xx/xx/2009, which was recorded on xx/xx/2009. As per the release of lis pendens located at "xx" the FC was cancelled on xx/xx/2009. Further details were not provided.
No record of post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.
Foreclosure Comments:: As per the document located at "xx" the notice of lis pendens was filed on xx/xx/2008 and was recorded on xx/xx/2008. As per the release of the lis pendens document located at "xx" the notice of lis pendens was released on xx/xx/2008. As per the document located at "xx" There was another notice of lis pendens filed on xx/xx/2008, which was recorded on xx/xx/2008. But, as per the release of the lis pendens document located at "xx" the notice of lis pendens was released on xx/xx/2008. As per the document located at "xx" there was another notice of lis pendens filed on xx/xx/2009, which was recorded on xx/xx/2009. As per the release of lis pendens located at "xx" the FC was cancelled on xx/xx/2009. Further details were not provided.
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower and lender with an effective date of xx/xx/2022 and the new modified principal balance is xx. The borrower promised to pay P&I in the amount of xx with fixed interest rate of 4.500% starting on xx/xx/2022 until the maturity date of xx/xx/2043. There is no deferred balance and principal forgiven amount.	Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: No Tape Value: Yes |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: As per note doc borrower middle name is XXXX.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per note doc borrower last name XXXX.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2022   Tape Value: xx/xx/2021   Variance: 99 (Days)   Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 27.44354%   Comment: As per note doc stated P&I is xx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 12.03000%   Tape Value: 4.50000%   Variance: 7.53000%   Variance %: 7.53000%   Comment: As per note doc stated rate is 12.030%.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per note doc property address street is XXXX. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows that aged loan purchased from a fund - defect not provided. Further details not provided."	* Missing Appraisal (Lvl 2) "The appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxk. Current UPB xxk."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CL5DZW7NV26	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	xx/xx/2008	Unavailable	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	34.131%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2008 and was re-recorded on xx/xx/2018 in the amount of xx with xx and Trust Company. No active judgments or liens were found. The annual city taxes for 2023 were paid in the amount of xx on xx/xx/2023. The annual county taxes for 2023 were paid in the amount of xx on xx/xx/2024. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 9.50%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
As per the latest BPO report dated xx/xx/2024, located at BPO, the subject property needs repairs of a small fence (xx) and need painting to a detached structure, and the estimated cost of repairs is xx.
As per the latest BPO dated xx/xx/2024 located at BPO, the subject property is owner-occupied.
As per the COVID-19 payment deferral agreement dated xx/xx/2020 located at "xx", the lender deferred the loan payment until xx/xx/2020.
As per the document located at "xx", and after that, the interest rate will be as per the note terms. The extended maturity is xx/xx/2038.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement	Field: Bankruptcy (Post-Loan Origination)? Loan Value: No Tape Value: Yes |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx/xx/2012   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: $-228.84   Variance %: -17.11938%   Comment: Note shows, stated P&I is xx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.00000%   Tape Value: 9.50000%   Variance: -2.50000%   Variance %: -2.50000%   Comment: Note reflects, original rate is 7.000%.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per note.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx/xx/2038 Tape Value: xx/xx/2038 Variance: -92 (Days) Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1, along with Estimated HUD-1 and Fee Itemization, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents." * Missing credit report (Lvl 2) "Credit report is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$1,500.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MXOU8HME088	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	50.495%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with the lender xx. for the amount of xx.
There is a HOA lien found against the subject property in favor of xx for the total amount of xx recorded on xx/xx/2023.
There is a prior credit card judgment against xx favor of xx for the amount of xx recorded on xx/xx/2020.
There is a credit card judgment against xx favor of xx for the amount of xx recorded on xx/xx/2024.
The first and second installments of county taxes for 2023 were paid in the amount of xx.
The first and second installments of county taxes for 2024 are due in the amount of xx.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 6.875%.
Tape shows the deferred balance is xx.
As per the comment dated xx/xx/2024, the deferral plan was approved for 7 payments in the amount of xx.
Collections Comments:The loan is currently performing and the next due date is xx/xx/2024.
The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx.
Tape shows the deferred balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated xx/xx/2024, the subject property is owner occupied.
As per the comment dated xx/xx/2024, the reason for default is curtailment of income.
As per the comment dated xx/xx/2023, the borrower’s income was impacted by Covid-19. The forbearance plan was approved from xx/xx/2023 to xx/xx/2024. As per the comment dated xx/xx/2024, the deferral plan was approved for 7 payments in the amount of xx.
No comment pertaining to the damage to the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Legal Description Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 50.495% Tape Value: 61.000% |---| -10.505% |----| -10.50500% Comment: Updated as per documents. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Updated as per documents. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow disclosure is missing from the loan documents."
* Legal Description missing (Lvl 3)     "As per the appraisal report dated xx/xx/2023, the subject property type is a PUD, and the appraised value is xx.  The property tax assessment attached to the UT does not reflect the land and improvement value. The total assessed value is only xx."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows the payment deferral agreement was approved in deferred balance. According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The unpaid principal balance is xx. Tape shows the deferred balance is xx. As per the comment dated xx/xx/2024, the deferral plan was approved for 7 payments in the amount of xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 50.49%. Tape shows there rental income miscalculation and the revised DTI is 61%. Further details were not provided. Lender defect. The subject loan was originated on xx/xx/2023, and the 3-year SOL is active. BWR has been SE at xx, FICO 726, xxK equity in the subject, and xx residual income.

xx/xx/2026: SOL expired. Downgraded to LVL 2."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "Compliance ease TRID tolerance test is incomplete due to initial CD is missing from loan documents. Subject loan is purchase case, originated on xx/xx/2023 and the SOL is 1 year."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from loan documents."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5FEBHIG9WFG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	xx/xx/2016	xx/xx/2016	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2015	xx	Primary	Yes	Yes	No	xx	xx	40.131%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2016 and recorded on xx/xx/2016 with the lender xx.
No active liens or judgments have been found against the borrower or subject property.
The annual county taxes for 2023 were paid in the amount of xx.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/2024, the borrower has been currently delinquent for 3 months and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 4.375%.	Collections Comments:The loan is currently in collection and the next due date is xx/xx/2024.
The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx.
The loan has not been modified.
As per the comment dated xx/xx/2022, the foreclosure was initiated. The foreclosure was placed on hold due to loss mitigation. As per the comment dated xx/xx/2023, the loan has been reinstated. The reinstatement funds were received in the amount of xx.
The borrower did not file bankruptcy.
As per the comment dated xx/xx/2024, the subject property is owner occupied.
As per the comment dated xx/xx/2023, the repayment plan was approved for 14 months from xx/xx/2023 to xx/xx/2024.
As per the comment dated xx/xx/2024, the subject property is located in the FEMA disaster area.
As per the comment dated xx/xx/2023, the reason for default is curtailment of income.
No comment pertaining to the damage to the subject property has been observed.
BWR1 has 5 years on the job as xx at xx.
BWR2 has 6 years on the job as xx at xx.
Foreclosure Comments:As per the comment dated xx/xx/2022, the foreclosure was initiated. The foreclosure was placed on hold due to loss mitigation. As per the comment dated xx/xx/2023, the loan has been reinstated. The reinstatement funds were received in the amount of xx.
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 98 Tape Value: 101 |---| -3 |----| -2.97029% Comment: Age of Loan is 98 Tape Source: Initial Tape Type:
Field: Cash To Borrower (HUD-1 Line 303)   Loan Value: xx   Tape Value: xx   Variance: $-90107.45   Variance %: -97.82862%   Comment: Cash To Borrower (HUD-1 Line 303) is xx   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L Require MI? is Not Applicable   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 33.245%   Tape Value: 33.240%   Variance: 0.005%   Variance %: 0.00500%   Comment: Housing Ratio U/W (Initial Rate) is 33.245%   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of Refinance Per HUD-1 is Limited Cash Out (GSE definiti   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment: Purpose of Transaction per HUD-1 is Refinance   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: 262 Tape Value: 360 Variance: -98 Variance %: -27.22222% Comment: Stated Remaining Term is 262 Tape Source: Initial Tape Type:	3: Curable		* Release of mortgage (Lvl 3) "Subject mortgage was recorded on xx/xx/2016 in the amount of xx. As per the sellers tape, the xx/xx/2018 updated title reflects a prior unreleased lien recorded on xx/xx/2008 in favor of xx for xx. The subject lien is reflected in the 2nd lien position. As per the satisfaction of mortgage located at "xx" the stated lien has been released on xx/xx/2014 in Document No. XXXX. According to the updated title report dated xx/xx/2024, the subject mortgage is in first lien position."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
093LL3KE12O	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.750%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Refinance	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2023	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of xx in favor of "xx"
No active judgments/liens were found.
The RE tax status is "to follow".	As per the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current UPB is xx and the interest rate is 7.75%. The current P&I is xx.	Collections Comments:According to the review of the collection comments, the loan is performing.
As per the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
CCs do not show any damage.
BWR employment details are not available. Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Borrower First Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Property Valuation Type (ASF)   Loan Value: URAR Form 1004, 70, 72, 1025, 1073, 465, 2090, 1004C, and 70B (Form 1075 retired xx/xx/2005)   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: 'Prepayment Penalty End Date   Loan Value: xx/xx/2027   Tape Value: xx/xx/2001   Variance: 9495 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Detached/Attached Loan Value: Detached Tape Value: Attached Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is as-is. The improvement and the photo addendum of the subject property show there is some minor deferred maintenance of rotten wood on the exterior. The estimated cost to cure is not available in the loan file. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The tape shows the subject property was under insured at the time of closing with a dwelling coverage of xxK. A post-closing HI policy with increased dwelling coverage of xxK was forcefully placed, whose start date is xx/xx/2024. Further details were not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RQJMEDAPPEU	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.750%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xx	Secondary	Yes	Yes	No	xx	Not Applicable	49.794%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with the lender xx.
No active liens or judgments have been found against the borrower or subject property.
The annual county taxes for 2023 were paid in the amount of xx.
The water/sewer charges are due in the amount of xx.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 8.750%.

Collections Comments:The loan is currently performing and the next due date is xx/xx/2024.
The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
BWR has been SE for 1.91 years at xx BWR was SE at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Borrower DTI Ratio Percent Loan Value: 49.794% Tape Value: 56.584% |---| -6.790% |----| -6.79000% Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49.68%. Tape shows lender included undocumented deposits from BWR spouse and the revised DTI is 56.2%. Further details were not provided. Lender defect. The subject loan was originated on xx/xx/2024, and the 3-year SOL is active. BWR has been SE for 1.91 years at xx, FICO 683, 0X30 since inception, xxK equity in the subject, and xx residual income."				Elevated	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
VNGOQJN86CL	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.391%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2023 in the amount of xx in favor of xx for xx.
There is a certificate of tax sale for unpaid water/sewer lien against xx in the amount of xx, xx, collector of taxes, and recorded on xx/xx/2024. As per the tax collector report, the tax sale certificate is active.
The 1st, 2nd, and 3rd installments of town taxes for 2024 were paid in the total amount of xx on different dates. The 4th installment is due in the amount of xx on xx/xx/2024.
The 1st and 2nd installments of town taxes for 2025 are due in the total amount of xx on xx/xx/2025 and xx/xx/2025, respectively.
The annual utilities/MUD for 2024 are delinquent in the amount of xx, which are good through xx/xx/2024.	As per the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The current rate is 6.75% and P&I is xx. The current UPB is xx. PH dated xx/xx/2024 and xx/xx/2024 reflect multiple payments in the total amount of xx. CC dated xx/xx/2024 shows these are BWR made payments.	Collections Comments:According to the review of the collection comments, the loan is performing.
As per the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx.
As per comment dated xx/xx/2024, the reason for default is excessive obligations. As per CC dated xx/xx/2024, the BWR was offered a trial mod plan. Trial mod was later rejected by the borrower.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found. CCs do not show any damage.
BWR has been SE for 18.91 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: MI Company Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is as-is, and the photo addendum shows peeling of paint near the basement laundry and exterior wooden frame of the shed. The estimated cost to cure is not available in the loan file. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
* Loan does not conform to program guidelines (Lvl 3) "The loan was originated on xx/xx/2022 with a first payment date of xx/xx/2023. Tape shows loan delinquency of 1x30 on xx/xx/2023. As per PH as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 42.39%. Tape shows stability of BWR SE income was not established and Sch C income was not averaged over two years. Further details were not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active. BWR has been SE for 18.91 years at xx, FICO 675, and xxK equity in the subject.

xx/xx/2026: SOL expired. Downgraded to LVL 2."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount and date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount and date. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test. The below fees were included in the test:
Attorneys Fees paid by Borrower: xx
Flood Determination Fee paid by Borrower: xx
Other Settlement Fees paid by Borrower: xx
Real Estate Commission paid by Seller: xx
Real Estate Commissions paid by Seller: xx
Survey Fees paid by Borrower: xx
Title Exam Fee paid by Borrower: xx
Utilities paid by Seller: xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2022 does not reflect Points - Loan Discount Fee. Final CD dated xx/xx/2022 reflects Points - Loan Discount Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2022 and the 1-year SOL is expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from loan documents."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7GJ5FPGFYN6	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	xx	49.814%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx with xx.
No active judgments or liens were found.
The annual school, village and combined taxes for the year 2024 were paid in the amount of xx on xx/xx/2024, xx/xx/2024 and xx/xx/2024 respectively.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2024, the borrower is current with loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The current P&I is xx and the interest rate is 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with loan and the next due date is xx/xx/2024. The current UPB is xx.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
Collection comments do not show any damage.
No foreclosure activity has been found.
BWR has 2 years on the job as xx at xx.
BWR2 has 4 months on the job as xx at xx. BWR2 had multiple jobs in the past 2 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable			3: Curable		* Property Marketability Issues (Lvl 3) "The tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of xxK. Comp #3, with a sales price of xxK, is closest to the subject property. XXXX search shows an estimated value of xxK. Current UPB is xxK."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YTO77MXZYJR	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	Second	XXXX	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.990%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	48.513%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of xx in favor of xx.
There is an HOA lien on the subject property in favor of xx in the amount of xx, which was recorded on xx/xx/2021.
There is a civil judgment found against the subject borrower in favor of xx in the amount of xx, which was recorded on xx/xx/2014.
There are 3 state tax lien found against the subject borrower in the total amount of xx filed by Maryland State Som, which were recorded on xx/xx/2015, xx/xx/2018, and xx/xx/2022.
There are 3 credit card judgments found against the borrower in the total amount of xx filed by different plaintiffs and which were recorded on xx/xx/2023, xx/xx/2024, and xx/xx/2024.
The 2024 county annual taxes were paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 6.99%. The current UPB reflected as per payment history is xx.	Collections Comments:Comment history is missing from the loan file.
The current status of the loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per payment history is xx.
No evidence has been found regarding the current foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
BWR has 3.08 years on the job as xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: xx/xx/2024 Tape Value: xx/xx/2024 |---| 43 (Days) |----| Comment: Application shows date as xx/xx/2024. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject loan was approved as OO. The tape shows the subject is NOO as the BWR purchased the subject as a new residence for BWR's mother. Further details were not provided. Elevated for client review."	* Compliance Testing (Lvl 3) "Loan failed ComplianceEase Revised Loan Estimate Delivery Date Test (xx) for the revised loan estimate dated xx/xx/2024. Which is electronically delivered on xx/xx/2024, and the initial closing disclosure delivered on xx/xx/2024 both are delivered on the same date, and there is no waiting period. The subject loan is a purchase, originated on xx/xx/2024 and the SOL is 1 year.

This loan failed TRID total of payments test due to charge xx allow xx over by -xx. The subject loan is a purchase, originated on xx/xx/2024 and the SOL is 1 year.

This loan failed the TRID disclosure delivery date validation test due to the ICD delivery date being on a RLE delivery date. The subject loan is a purchase, originated on xx/xx/2024 and the SOL is 1 year."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48.51%. Tape shows subject was determined to be NOO, causing lender to omit BWR primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 3.08 years on the job as xx with xx, FICO 727, 0X30 since inception, and xxK equity in the subject."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA finance charge test. Finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of -xx. The subject loan is a purchase, originated on xx/xx/2024 and the SOL is 1 year.
																																																																																								xx/xx/2026: SOL expired on xx/xx/2025. Downgrade to level 2."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
W664MEY4WZM	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Unavailable	No	Modification/Short Sale Pending	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.106%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2024	xx	Not Applicable	3.750%	xx	xx/xx/2024	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with the lender xx.
No active liens or judgments have been found against the borrower or subject property.
The annual combined taxes for 2023 were paid in the amount of xx.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/2024, the borrower has been currently delinquent for 18 months and the next due date is xx/xx/2023. The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 3.750%.

Collections Comments:The loan is currently in collection and the next due date is xx/xx/2023.
The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx.
The loan has been modified.
As per the comment dated xx/xx/2024, the final mod was approved with the mod effective date on xx/xx/2024 and interest rate is 3.75 for 480 months.
As per the comment dated xx/xx/2023, the foreclosure was initiated in 2023. Multiple times, the foreclosure was placed on hold for different reasons and the hold is ended. As per the comment dated xx/xx/2024, the foreclosure was closed.
The borrower did not file bankruptcy.
As per the comment dated xx/xx/2024, the subject property is located in the FEMA disaster area due to wind and storms which were declared on xx/xx/2024 and ended on xx/xx/2024.
As per the comment dated xx/xx/2022, the borrower’s income was impacted by Covid-19. FB plans ran and were extended several times from xx/xx/2022 to xx/xx/2023.
As per the comment dated xx/xx/2024, the subject property is owner occupied.
As per the comment dated xx/xx/2024, the reason for default is excessive obligation.
No comment pertaining to the damage to the subject property has been observed.
BWR has 2.83 years on the job as xx with xx.
Foreclosure Comments:As per the comment dated xx/xx/2023, the foreclosure was initiated in 2023. Multiple times, the foreclosure was placed on hold for different reasons and the hold is ended. As per the comment dated xx/xx/2024, the foreclosure was closed.
Bankruptcy Comments:Not Applicable	The modification agreement was made on xx/xx/2024 between the borrower "xx" and the lender xx, the new principal balance is xx. The borrower agreed to pay the P&I of xx and an interest rate of 3.750% beginning on xx/xx/2024 until the maturity date of xx/xx/2064.	Field: Age of Loan Loan Value: 17 Tape Value: 36 |---| -19 |----| -52.77777% Comment: NA. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= 120 Days   Tape Value: Foreclosure   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2024   Tape Value: xx/xx/2023   Variance: 461 (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Modification Original Rate   Loan Value: 3.750%   Tape Value: 3.800%   Variance: 3.712%   Variance %: 3.71200%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 8.74484%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2064 Tape Value: xx/xx/2051 Variance: 4810 (Days) Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 3) "Home equity loan copies of documents are missing from the loan documents."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3)     "Home equity loan interest and fees pre-closing disclosure is missing from the loan documents."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3)     "Home equity loan notice of address for borrower notification of violation is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows the lender did not meet investor's guidelines for prior delinquency on mortgage accounts at the time of origination. A review of the credit report did not report any delinquency for the mortgage debts account. Further details not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.10%. Tape shows that undisclosed debt opened prior to closing. Revised DTI at 56%. Further details not provided. BWR defect. The subject loan was originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 2.83 years on the job as xx with xx, FICO 704, and xxK equity in the subject."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.106% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by (xx) and its recommendation is accept/eligible with a DTI of 45.00%."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
W53ZNPI48XQ	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	No	No	xx	Not Applicable	45.270%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2024	xx	Not Applicable	2.875%	xx	xx/xx/2024	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for the year 2023 were paid in the amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower has been delinquent for 3 months, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is bankruptcy.
According to payment history as of xx/xx/2024, the borrower has been delinquent for 3 months, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2024. The BK is still active.
As per the comment dated xx/xx/2024, the RFD is unemployment.
As per the comment dated xx/xx/2024, the BWR was approved for a FB plan starting on xx/xx/2024.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per collection comment dated xx/xx/2024, the subject property is owner occupied.
No FC activity has been found.
BWR has 6.58 years on the job as xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2024.
Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The POC was filed on xx/xx/2024 for a secured claim of xx and the arrearage in the amount of xx. The amended chapter 13 plan was confirmed on xx/xx/2024. The BK is still active.	The modification agreement was made between the lender and borrower on xx/xx/2024. As per the modified terms, the new principal balance is xx. The monthly P&I is xx with an interest rate of 2.875% beginning on xx/xx/2024. The new maturity date is xx/xx/2064.	Appraisal (Incomplete) Missing Initial LE	Field: Forbearance Plan Start Date Loan Value: xx/xx/2024 Tape Value: xx/xx/2024 |---| 17 (Days) |----| Comment: Forbearance plan start date is xx/xx/2024. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2021   Variance: -5 (Days)   Variance %:    Comment: Original note doc date is xx/xx/2021.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property address street is XXXX.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: Purpose of refinance per HUD-1 is change in rate/term. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Loan failed the Qualified Mortgage Lending Policy Points and Fees test due to Fees charged xx exceeds Fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE (xx) QM Points and Fees test due to Fees charged xx exceeds Fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx."
* Loan does not conform to program guidelines (Lvl 3) "Seller's tape shows defect related to delinquency. According to payment history as of xx/xx/2024, the borrower has been delinquent for 3 months, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value at xxK. Current UPB xxK."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete as the initial LE is missing from loan documents. Subject loan is a refinance, originated on xx/xx/2021 and the SOL is 3 year."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.27%, the borrower income is xx and total expenses are in the amount of xx and the loan was underwritten by xx and its recommendation is Accept/Eligible with a DTI of 45%."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GJAZFA1RB2Y	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$4,529.77	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.983%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with the lender xx.
There is a civil judgment against xx favor of xx recorded on xx/xx/2024. The amount is not listed on the supporting document.
The annual school taxes for 2024 are due in the amount of xx.
The annual county and school taxes for 2022 and 2023 were paid in the amount of xx.
The annual county taxes for 2023 are delinquent in the amount of xx, which are good through xx/xx/2024.
According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 6.625%.

Collections Comments:The loan is currently performing and the next due date is xx/xx/2024.
The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
As per the comment dated xx/xx/2024, the subject property is located in the FEMA disaster area due to severe storms, straight-line winds, tornadoes and flooding which were declared on xx/xx/2024.
No comment pertaining to the damage to the subject property has been observed.
BWR has 5 months on the job as xx at xx. BWR has prior employment experience as xx with xx between xx/xx/2021 and xx/xx/2023 for 2.16 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 44.983% Tape Value: 45.000% |---| -0.017% |----| -0.01700% Comment: DTI is 44.983%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 34.289%   Tape Value: 34.300%   Variance: -0.011%   Variance %: -0.01100%   Comment: Housing ratio is 34.289%.   Tape Source: Initial   Tape Type:
																																																																																				Field: MERS MIN Number Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Actual data shows MERS no. is 10-0070300014134743. Tape Source: Initial Tape Type:	3: Curable		* Closing_Disclosure violations (Lvl 3) "Borrower signed final CD on xx/xx/2023 instead of xx/xx/2024. Notary's signature date on the Mortgage/Deed of Trust is xx/xx/2024. Note date is xx/xx/2024."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 45%. Tape shows income misrepresentation. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 5 months on the job as xx at xx, FICO 750, 0X30 since inception, and xxK equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5KA2DFL0ERQ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	Yes	xx	Not Applicable	50.476%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of xx in favor of xx.
The 1st and 2nd installments of county taxes for 2024/2025 have been due in the amount of xx on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	As per the payment history as of xx/xx/2024 the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx with xx with interest rate of 7.500%, which was applied for the due date of xx/xx/2024. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
As per the payment history as of xx/xx/2024 the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The appraisal of the subject property is as is. The photo addendum shows the laundry floor is damaged and the door is missing. CCs do not show any damage.
BWR has 13.33 years on the job as xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing DU/GUS/AUS	Field: Borrower DTI Ratio Percent Loan Value: 50.476% Tape Value: 52.000% |---| -1.524% |----| -1.52400% Comment: Borrower DTI ratio percent is 50.476% Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 35.407%   Tape Value: 36.500%   Variance: -1.093%   Variance %: -1.09300%   Comment: Housing ratio per U/W (Initial Rate) is 35.407%   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: MERS MIN number is 10-0070300014007576   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 45.116%   Tape Value: 46.000%   Variance: -0.884%   Variance %: -0.88400%   Comment: Original CLTV ratio percent is 45.116%   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: -5 (Days)   Variance %:    Comment: Original note Doc date is xx/xx/2023   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 45.116% Tape Value: 46.000% Variance: -0.884% Variance %: -0.88400% Comment: Original standard LTV (OLTV) is 45.116% Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal of the subject property is as is. The photo addendum shows the laundry floor is damaged and the door is missing. The updated 1004D/Completion report is missing from the loan documents, and the final CD does not reflect the escrow holdback. XXXX search shows an estimated value at xxK. Current UPB xxK."
* Loan does not conform to program guidelines (Lvl 3)     "The subject loan was approved at 50.47%. Tape shows the insufficient income. Revised DTI is 52.00%. Further details are not provided. BWR has 13.33 years on the job as xx at xx, FICO 638, and xxK equity in the subject."
																																																																																							* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "AUS report is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UQ197D14Y4K	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.625%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2023	xx	Secondary	Yes	Yes	No	xx	Not Applicable	42.643%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2024 with the lender xx.
No active liens or judgments have been found against the borrower or subject property.
The annual county taxes for 2023 were paid in the amount of xx.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 8.625%.

Collections Comments:The loan is currently performing and the next due date is xx/xx/2024.
The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
BWR has 2.25 years on the job as xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Original Appraisal Date Loan Value: xx/xx/2023 Tape Value: xx/xx/2023 |---| -20 (Days) |----| Comment: Original Appraisal Date is xx/xx/2023 Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 42.64%. Tape shows income misrepresentation. Further details not provided. BWR defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR has 2.25 years on the job as xx with xx, FICO 699, 0X30 since inception, and xxK equity in the subject."
																																																																																								* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed QM Safe Harbor threshold test due to APR calculated 9.086% exceeds APR threshold of 8.790% over by +0.296%. Subject loan is escrowed."		Elevated	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
VAW3XEYXRJK	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.625%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	48.728%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of xx with xx.
There is a prior mortgage that originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of "xx".
The annual combined taxes for 2024 were due in the amount of xx on xx/xx/2025.
The annual combined taxes for 2023 were paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	As per the review of the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 for the due date of xx/xx/2024, the current P&I is xx, and the interest rate is 7.625%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
As per the review of the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 for the due date of xx/xx/2024, the current P&I is xx, and the interest rate is 7.625%. The current UPB is xx.
No foreclosure activity has been found in the loan files.
No evidence of damage or repair has been found in the loan files.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is investment.
BWR has 1.75 years on the job as xx at xx. BWR prior employment experience is not available.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 48.728% Tape Value: 48.816% |---| -0.088% |----| -0.08800% Comment: As per final documents borrower DTI is 48.728%. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: -29 (Days)   Variance %:    Comment: As per note first payment date is xx/xx/2024.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 26.957%   Tape Value: 27.005%   Variance: -0.048%   Variance %: -0.04800%   Comment: As per documents housing ratio is 26.957%.   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: Investor   Variance:    Variance %:    Comment: As per application occupancy at origination is primary   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2054   Tape Value: xx/xx/2054   Variance: -31 (Days)   Variance %:    Comment: As per note stated maturity date is xx/xx/2054.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 351 Tape Value: 352 Variance: -1 Variance %: -0.28409% Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject approved as OO. BWR moved into subject and subsequently moved back to departing residence due to family matters. Subject is now NOO. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
H1VWTPVD501	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Oregon	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	40.358%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2024	xx	Not Applicable	3.500%	xx	xx/xx/2024	XXXX	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2021 with xx in the amount of xx which was recorded on xx/xx/2021.
No active judgments or liens found.
The annual county taxes for 2023 have been paid in the amount of xx on xx/xx/2023.
The water charges are dues in the amount of xx, the due date is xx/xx/2024.
No prior year’s delinquent taxes have been found.	As per the tape data as of xx/xx/2024, the borrower is current with the loan and next due date is xx/xx/2024. The details of last payment received are not available. The current P&I is xx with an interest rate 3.50%. The UPB is xx.	Collections Comments:The loan is performing.
As per the tape data as of xx/xx/2024, the borrower is current with the loan and next due date is xx/xx/2024. The UPB is xx.
Unable to determine the RFD.
No details have been found for bankruptcy and foreclosure.
No details have been found for damage or repairs.
BWR has 3.41 years on the job as xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx/xx/2024. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 3.50% beginning on xx/xx/2024 and a maturity date of xx/xx/2064.	Credit Application Missing or error on the Rate Lock Note	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 480 |---| -120 |----| -25.00000% Comment: Amortization Term Months (CE,S&P) is 360 Tape Source: Initial Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2064 Tape Value: xx/xx/2052 Variance: 4474 (Days) Variance %: Comment: Sated Maturity Date is xx/xx/2064 Tape Source: Initial Tape Type:	3: Curable	* Application Missing (Lvl 3) "Final application is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject was approved at 40.35%. Tape shows BWR qualified with marijuana income, which Freddie does not allow. BWR has 3.41 years on the job as xx with xx, FICO 697 and xx equity."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Note is missing or unexecuted (Lvl 3) "The original note, along with the lost note affidavit, is missing from the loan documents. The loan was modified on xx/xx/2024."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TJGVC71SWP3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	32.599%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for the year 2023 were paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.	The latest payment history is missing from the loan file. According to payment history tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last transaction details are not available. Unable to determine the current P&I and rate of interest. The current UPB per the payment history tape data is xx and the deferred balance is xx.	Collections Comments:The current status of the loan is performing.
According to payment history tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB per the payment history tape data is xx and the deferred balance is xx.
No foreclosure activity has been initiated.
No bankruptcy-related details have been found.
No evidence related to occupancy and current condition of the subject property has been found in the loan file.
BWR has 7.58 years on the job as xx at xx.
BWR2 has 10 months on the job as xx at xx. BWR2 has prior employment experience as xx at xx, Inc between xx/xx/2018 and xx/xx/2021 for 3 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing or error on the Rate Lock Right of Rescission	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:	3: Curable	* Application Missing (Lvl 3) "Final application signed by the borrower is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows that all payments have been made timely. Loan repurchased late 2023. Further details are not provided. According to payment history tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB per the payment history tape data is xx and the deferred balance is xx."
* Right of Rescission missing or unexecuted (Lvl 3) "ROR is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 32.59%. Tape shows misrepresentation of employment details. BWR started SE business prior to closing. Further details were not provided. BWR defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active. BWR has 7.58 years on the job as xx at xx, and BWR2 has 10 months on the job as xx at xx, FICO 692, and xxK equity in the subject."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
S2TXMPVNB3W	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	46.737%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2024	xx	xx	6.375%	xx	xx/xx/2024	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 with the lender xx which was recorded on xx/xx/2023.
No active judgments or liens have been found.
The annual combined taxes for 2024 are due on xx/xx/2025 in the amount of xx.
The annual combined taxes for 2023 were paid on xx/xx/2024 in the amount of xx.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 6.375%. The current UPB reflected as per payment history is xx. There is a deferred balance in the amount of xx.	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 6.375%. The current UPB reflected as per payment history is xx.
As per the comment dated xx/xx/2024, the RFD was curtailment of income.
As per the comment dated xx/xx/2024, the foreclosure was initiated on xx/xx/2024. Comment dated xx/xx/2024 shows that FC was put on hold due to loss mitigation. Further details were not provided.
The loan was modified on xx/xx/2024.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per comment dated xx/xx/2024, the subject property is owner’s occupied.
BWR has 10 months on the job as xx at xx. BWR has prior employment experience as an office manager between 10-xx and 06-xx for 1.07 years.
Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was initiated on xx/xx/2024. Comment dated xx/xx/2024 shows that FC was put on hold due to loss mitigation. Further details were not provided.
Bankruptcy Comments:Not Applicable	The loan was modified between the borrower and lender on xx/xx/2024. The new modified UPB was xx. The borrower promises to pay the P&I in the amount of xx with an interest rate of 6.375% beginning from xx/xx/2024 until the maturity date of xx/xx/2064. The deferred balance is xx and interest bearing amount is xx.	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 15 Tape Value: 18 |---| -3 |----| -16.66666% Comment: Age of loan is 15. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 46.737%   Tape Value: 45.763%   Variance: 0.974%   Variance %: 0.97400%   Comment: Borrower DTI ratio percent is 46.737%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 44.769%   Tape Value: 43.795%   Variance: 0.974%   Variance %: 0.97400%   Comment: Housing ratio per U/W 44.469%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2064   Tape Value: xx/xx/2053   Variance: 4048 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 478 Tape Value: 345 Variance: 133 Variance %: 38.55072% Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 46.73%. Tape shows income miscalculation and credit discrepancies were identified on the loan. Further details are not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR has 10 months on the job as xx at xx, FICO 774, and xxK equity in the subject."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "TRID Violation due to decrease in lender credit on initial CD. Initial LE dated xx/xx/2023 reflects Lender credits at xx. Final CD dated xx/xx/2023 reflects Lender credits at xx. This is a decrease of xx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2023, and the 1-year SOL is expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	No Result	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
VD6IMEAB5A8	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx/xx/2024	xx/xx/2024	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	31.254%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 with the lender xx. in the amount of xx which was recorded on xx/xx/2024.
There is prior credit card judgment against xx the amount of xx in the favor of xx.A. which was recorded on xx/xx/2019.
The 1st installment of county taxes for 2023 was paid in the amount of xx on xx/xx/2024.
The 2nd installment of county taxes for 2023 was paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.
As per the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:The loan is currently performing.
As per the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
The reason for the default is not available.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
BWR has 9.08 years on the job as xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower Last Name is XXXX Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 77.506%   Tape Value: 76.173%   Variance: 1.333%   Variance %: 1.33300%   Comment: Original CLTV Ratio Percent is 77.506%   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: -5 (Days)   Variance %:    Comment: Original Note Doc Date is xx/xx/2024   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 77.506% Tape Value: 76.173% Variance: 1.333% Variance %: 1.33300% Comment: Original Standard LTV (OLTV) is 77.506% Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Closing Disclosure dated xx/xx/2024 reflects Points - Loan Discount Fee at xx. CD dated xx/xx/2024 reflects Points - Loan Discount Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is available. COC is not getting tested due to loan failing TRID delivery and timing test. The subject loan is a refinance, originated on xx/xx/2024 and the 3-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the subject loan is not insurable by the FHA as the loan does not meet the seasoning period of 12 months of BWR being vested on the title for the case number to be assigned. Further details not provided."
* Loan has escrow holdback. No proof it was released (Lvl 3)     "Final CD dated xx/xx/2024 reflects escrow holdback in the amount of xx. Proof for release of escrow holdback is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate. The subject loan is a refinance, originated on xx/xx/2024 and the 3-year SOL is active.
xx/xx/2026: SOL expired on xx/xx/2025. Downgrade level 2."
																																																																																								* Property is Manufactured Housing (Lvl 2) "The home is affixed to the land. As per the appraisal report located at "xx" the subject property is a manufactured home. The ALTA 7 endorsement is attached with the title policy at "xx". The manufactured home rider is attached with the recorded mortgage with xx. H66793."		Moderate	Pass	Fail	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FC1CFSIAL1A	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.990%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2023	xx	Primary	Yes	Yes	Yes	xx	xx	47.705%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 in the amount of xx in favor of "xx" which was recorded on xx/xx/2023.
No active judgments or liens have been found.
The annual city and county taxes for 2023 were paid in the amount of xx on xx/xx/2023 and xx/xx/2024.
The annual city and county taxes for 2024 were due in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 6.99%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 6.99%. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
BWR1 has 6.08 years on the job as xx at xx.
BWR2 has 6.08 years on the job as xx at xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Subject Property Type Loan Value: PUD Tape Value: Single Family |---| |----| Comment: Subject Property Type is PUD Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape indicates that the property is NOO, as the BWR still lived in the departure residence and did not occupy the subject property. Further details were not provided. Elevated for client review."		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 47.70%. Tape shows subject is NOO due to pattern of misrepresentation of occupancy causing lender to omit BWR primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR1 has 6.08 years on the job as xx at xx. BWR2 has 6.08 years on the job as xx at xx, FICO 667, 0X30 since inception, xxK equity in the subject, and xx residual income."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IGLJ4HLUFGK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.375%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	45.731%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of xx in favor of xx.
No active judgments or liens were found.
The 1st and 2nd installments of county taxes for 2024 have been paid in the amount of xx on xx/xx/2024 and xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 7.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2024, the reason for default is illness of borrower.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No evidence has been found regarding litigation and contested matter.
No information has been found related to damage or repairs.
As per servicing comment dated xx/xx/2024, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR has 4 years on the job as xx at xx.
 BWR2 receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Original Note Doc Date Loan Value: xx/xx/2023 Tape Value: xx/xx/2023 |---| -2 (Days) |----| Comment: Original note document date is xx/xx/2023. Tape Source: Initial Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Actual data shows property address street is XXXX. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The tape shows the subject loan does not meet Freddie Mac guidelines as the subject condo project has ongoing maintenance and repairs to the roof and gutters. The HOA has planned a special assessment of xx million for the critical repairs of rehabilitation of all decks and painting of exterior sides, roofs, gutters, and drainage. The subject loan closed with xx. Further details not provided. Elevated for client review."				Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
W80HIM958LF	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.750%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx/xx/2024	xx	Investor	Yes	Yes	Yes	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of xx in favor of xx for xx.
No active liens or judgments have been found.
Annual county taxes for 2023 were paid in the amount of xx on xx/xx/2023.
Annual county taxes for 2024 are due on xx/xx/2025 in the amount of xx.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024, in the amount of xx, which was applied for the due date of xx/xx/2024. The current P&I is xx, and the rate of interest is 8.75%. The UPB is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The UPB is xx.
As per the collection comment dated xx/xx/2024, the reason for default was excessive obligations.
The loan has not been modified since origination.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
As per the collection comment dated xx/xx/2024, the disaster impact mailed was received for XXXX. CCs do not show any damage due to disaster.
BWR employment details are not available. Subject loan is NOO. BWR was qualified using the DSCR of the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 3 Tape Value: 5 |---| -2 |----| -40.00000% Comment: N.A Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N.A   Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 1.57   Tape Value: 1.07   Variance: 0.50   Variance %: 46.72897%   Comment: N.A   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: N.A   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: -2 (Days)   Variance %:    Comment: Note documents reflect the date xx/xx/2024.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 010   Tape Value: 10B0BBBBBBBBBBBBBBBBBBBB   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: High Rise Condo (>=9 Stories) Tape Value: Low Rise Condo (1-4 Stories) Variance: Variance %: Comment: Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
W31CABC84HK	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.625%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2004 and recorded on xx/xx/2004 in the amount of xx in favor of xx for xx.
No active judgments or liens have been found.
The annual county tax for 2024 has been due in the amount of xx on xx/xx/2025.
The annual county tax for 2023 has been paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 8.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:The loan is currently performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2024, the reason for default is excessive obligations.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
As per the tape data, the property is non-owner-occupied.
No information has been found related to damage or repairs.
BWR employment details are not available. Subject loan is NOO. BWR was qualified using the DSCR of the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 3 Tape Value: 5 |---| -2 |----| -40.00000% Comment: Age of loan is 3. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 0.87   Tape Value: 0.88   Variance: -0.01   Variance %: -1.13636%   Comment: Debt service coverage ratio is 0.62.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: Interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 0.95238%   Comment: Original appraisal value is xx0.00.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 010 Tape Value: 10B0BBBBBBBBBBBBBBBBBBBB Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows issue early payment default. According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ISR01OXMH05	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Hawaii	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.990%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.297%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 with the lender xx which was recorded on xx/xx/2024 .
No active judgments or liens have been found.
The annual combined taxes for 2024 are due in the amount of xx on xx/xx/2024.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current P&I is xx and the interest rate is 6.990%. The current UPB is xx.
PH shows bulk transaction was made in the amount of xx on xx/xx/2024. As per the collection comment dated xx/xx/2024, these are BWR payments.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current P&I is xx and the interest rate is 6.990%. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
No damage or repairs have been found.
Unable to confirm the current occupancy of the subject property.
BWR has 1 month on the job as xx at xx. BWR has prior employment experience as xx at xx between xx/xx/2022 and xx/xx/2024 for 1.5 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 6 Tape Value: 7 |---| -1 |----| -14.28571% Comment: Age of loan is 6 Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is not Applicable   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Appraisal Date Loan Value: xx/xx/2024 Tape Value: xx/xx/2024 Variance: -17 (Days) Variance %: Comment: Original Appraisal Date is xx/xx/2024 Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.29%. Tape shows employment misrepresentation. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 1 month on the job as xx at xx, FICO 806, and xxK equity in the subject."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IVV40Y41OVB	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Investor	Yes	Yes	No	xx	xx	40.552%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 in the amount of xx with xx, and it was recorded on xx/xx/2022.
No active judgments or liens found
The annual combined taxes for 2024 were paid on xx/xx/2024 in the amount of xx.
As per updated title report, no prior year taxes are delinquent.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is non-owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR1 has 1 year on the job as xx at xx. Previously, BWR1 was SE for 7 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The subject is NOO and was approved at 40.55%. Tape shows income miscalculation and insufficient income documentation. Further details not provided. The subject loan originated on xx/xx/2022. BWR1 has 1 year on the job as xx at xx, FICO 763, 0X30 since inception and xxK equity in the subject."	* Settlement date is different from note date (Lvl 2) "Final CD reflects closing date as xx/xx/2022. Notary's signature date on the Deed of Trust is xx/xx/2022. Note date is xx/xx/2022."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IFI4W7MWMWW	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	xx/xx/2024	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	50.020%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2023	xx	xx	4.500%	xx	xx/xx/2023	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
No active judgments or liens have been found.
The tax status is "to follow".
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx and the deferred balance is xx.
As per the servicing comment dated xx/xx/2023, the reason for default is unspecified financial problems.
The loan was modified on xx/xx/2023.
As per servicing comments dated xx/xx/2023, the foreclosure was approved for this loan. As per servicing comments dated xx/xx/2023, the loan was reinstated.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
As per servicing comment dated xx/xx/2023, the borrower was on a covid-19 forbearance plan.
No information has been found related to damage or repairs.
As per servicing comment dated xx/xx/2023, the subject property is owner-occupied.
As per servicing comment dated xx/xx/2023, TPP offer accepted for 3 months, which is effective on xx/xx/2023.
BWR has 7.33 years on the job as xx at xx.
The loan was originated on xx/xx/2022, and the covid-19 attestation is located at "xx"
Foreclosure Comments:As per servicing comments dated xx/xx/2023, the foreclosure was approved for this loan. As per servicing comments dated xx/xx/2023, the loan was reinstated. Further details were not provided.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower and lender on xx/xx/2023. The new modified rate is 4.500% and borrower promises to pay the P&I of xx which began on xx/xx/2023. The new principal balance is xx. The deferred balance is xx and the interest bearing amount is xx. The maturity date is xx/xx/2063.	Initial 1003_Application Initial Escrow Acct Disclosure Missing Required Disclosures	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application signed by loan originator is missing from the loan file."
* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 50.00%. Tape shows BWR income and employment was not properly documented and the revised DTI is 71%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active. BWR has 7.33 years on the job as xx at xx. FICO 783, xxK equity in the subject and xx residual income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is a purchase, originated on xx/xx/2022, and the 1-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated xx/xx/2022 delivered on xx/xx/2022 which is more than 3 business days from initial application date xx/xx/2022. Subject loan is a purchase, originated on xx/xx/2022, and the 1-year SOL has expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.02%, as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 50.00%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PU5LXN6M5KD	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	No	Not Applicable	First	$0.00	xx	Unavailable	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2018	xx	Primary	Yes	Yes	No	xx	Not Applicable	48.471%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	4.875%	xx	xx/xx/2020	XXXX	As per the review of updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 in the amount of xx in favor of xx. No active judgments or liens have been found. The annual combined taxes for 2024 are due in the amount of xx on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to the payment history tape data as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. Unable to determine the last payment received date. The current P&I is xx and the interest rate is 4.875%. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history tape data as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. Unable to determine the last payment received date. The current P&I is xx and the interest rate is 4.875%. The current UPB is xx. No bankruptcy evidence has been found. As per the collection comment dated xx/xx/2024, the RFD was death of the borrower. As per the tape data, the foreclosure was initiated. The prior FC case was dismissed on xx/xx/2023. The foreclosure was re-initiated on the subject property. As per the "notice of foreclosure sale" document located at "xx", the sale has been scheduled for xx/xx/2024. Unable to confirm current status of sale and further foreclosure proceedings. As per collection comment dated xx/xx/2023, the BWR was offered a loan modification. Comment dated xx/xx/2023 shows BWR did not complete the MOD workout within deadline and the MOD was denied. The denial letter was sent to the borrower. As per the collection comment dated xx/xx/2023, the borrower’s income was impacted by Covid-19. The servicer provided FB plan that ran and was extended several times from xx/xx/2021 to xx/xx/2022. Servicer provided payment deferral to the borrower. The first deferral agreement was made on xx/xx/2022 in the amount of xx and second deferral was made on xx/xx/2022 in the amount of xx. Unable to confirm the current occupancy of the subject property. BWR receives SSI and pension income.
Foreclosure Comments:As per the tape data, the foreclosure was initiated. The prior FC case was dismissed on xx/xx/2023. The foreclosure was re-initiated on the subject property. As per the "notice of foreclosure sale" document located at "xx", the sale has been scheduled for xx/xx/2024. Unable to confirm current status of sale and further foreclosure proceedings.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and lender with an effective date of xx/xx/2020 and the new modified principal balance is xx. The modified monthly P&I is xx with a modified interest rate of 4.8750% starting on xx/xx/2020 and continuing until the new maturity date of xx/xx/2060.	Initial Escrow Acct Disclosure Missing or error on the Rate Lock Missing Required Disclosures	Field: Borrower DTI Ratio Percent Loan Value: 48.471% Tape Value: 48.449% |---| 0.022% |----| 0.02200% Comment: DTI is 48.471% Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2020   Tape Value: xx/xx/2022   Variance: -529 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2023   Variance: -496 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Foreclosure Case Dismissed Date   Loan Value: Not Applicable   Tape Value: xx/xx/2023   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 40.741%   Tape Value: 40.719%   Variance: 0.022%   Variance %: 0.02200%   Comment: Housing ratio is 40.741%.   Tape Source: Initial   Tape Type:
Field: Modification Interest Bearing Amount   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 3.62474%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/xx/2018   Tape Value: xx/xx/2018   Variance: -2 (Days)   Variance %:    Comment: Appraisal date is xx/xx/2018.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 70.462%   Tape Value: 71.000%   Variance: -0.538%   Variance %: -0.53800%   Comment: CLTV is 70.462%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 70.462% Tape Value: 71.000% Variance: -0.538% Variance %: -0.53800% Comment: LTV is 70.462%. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48.47%. Tape shows lender did not obtain BWR SSI docs. Further details not provided. Lender defect. The subject loan originated on xx/xx/2018, and the 3-year SOL is expired. BWR receives SSI and pension income, FICO 745, and xxK equity in the subject."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.47%, as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 48.47%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8A9ZG658D3K	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	4.125%	360	xx/xx/2016	xx/xx/2016	USDA	Fixed	Purchase	xx	xx	Full Documentation	Yes	Not Applicable	xx	Not Applicable	Not Applicable	PUD	xx/xx/2016	xx	Primary	Yes	Yes	No	xx	Not Applicable	37.370%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	3.500%	xx	xx/xx/2021	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2016 and recorded on xx/xx/2016 with the lender xx. There is a credit card judgment against xx favor of xx for the amount of xx recorded on xx/xx/2024. The annual combined taxes for 2024 are due in the amount of xx on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/2024, the borrower is currently delinquent for 1 month and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 3.500%.	Collections Comments:The loan is currently in collection.
According to the latest payment history as of xx/xx/2024, the borrower is currently delinquent for 1 month and the next due date is xx/xx/2024. The unpaid principal balance is xx.
The loan was modified on xx/xx/2021 with a new principal balance of xx.
The foreclosure was not initiated.
The borrower "xx" filed for bankruptcy under chapter 7 with the case# xx on xx/xx/2018. The bankruptcy was discharged on xx/xx/2019 and the case was terminated on xx/xx/2019.
As per the comment dated xx/xx/2024, the subject property is owner occupied.
As per the comment dated xx/xx/2024, the reason for default is lack of income.
As per the document located at "xx" dated xx/xx/2022, the subject property has water damages. The property needs repairs. The loss draft check was received in the amount of xx. We are unable to determine whether the repairs have been completed or not.
BWR has 13 years on the job as xx with xx. As an additional source of income, BWR has been SE for 12.16 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower "xx" filed for bankruptcy under chapter 7 with the case# xx on xx/xx/2018. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. The bankruptcy was discharged on xx/xx/2019 and the case was terminated on xx/xx/2019.	The modification agreement was made on xx/xx/2021 between the borrower "xx" and the lender xx, the new principal balance is xx. The borrower agreed to pay the P&I of xx and an interest rate of 3.500% beginning on xx/xx/2021 until the maturity date of xx/xx/2051.	Field: Borrower DTI Ratio Percent Loan Value: 37.370% Tape Value: 37.000% |---| 0.370% |----| 0.37000% Comment: DTI reflects 37.370%. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections   Tape Value: Performing   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 28.730%   Tape Value: 28.000%   Variance: 0.730%   Variance %: 0.73000%   Comment: Housing ratio reflects 28.730%   Tape Source: Initial   Tape Type:
Field: Modification Interest Bearing Amount   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 6.43449%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: USDA   Tape Value: Conventional   Variance:    Variance %:    Comment: Mortgage type reflects USDA.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/xx/2016   Tape Value: xx/xx/2021   Variance: -2058 (Days)   Variance %:    Comment: Appraisal date reflects xx/xx/2016.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 102.828%   Tape Value: 102.830%   Variance: -0.002%   Variance %: -0.00200%   Comment: CLTV reflects 102.828%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 102.828%   Tape Value: 102.830%   Variance: -0.002%   Variance %: -0.00200%   Comment: LTV reflects 1028.828%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Stated Rate Loan Value: 4.12500% Tape Value: 3.50000% Variance: 0.62500% Variance %: 0.62500% Comment: Original stated rate reflects 4.125%. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows acquisition loan repurchase mod; the loan never repooled. Further details not provided. The loan has been modified on xx/xx/2021."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$7,834.54	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
R9B1P911XBW	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	47.036%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx/xx/2022, which recorded on xx/xx/2022 with book/page# xx in the amount of xx in favor of xx for xx, A California Limited
Liability Company.
No active judgments or liens found.
The annual combined taxes for 2023 have been paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current monthly P&I is $ xx with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the comment dated xx/xx/2024, the subject property is owner occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4.75 years on the job as xx at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing Initial Closing Disclosure	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
* Property Marketability Issues (Lvl 3) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of xxK. Comp #2 with a sales price of xxK, is closest to the subject property. XXXX search shows an estimated value of xxK. Current UPB is xxK. Further details not provided."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "TRID tolerance test is incomplete due to initial CD is missing from loan documents. The subject loan is a purchase, originated on xx/xx/2022 and the 1-year SOL is expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.03%, as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 47.04%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CIU4FE7RCDA	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	Yes	xx	Not Applicable	23.087%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2024	xx	Not Applicable	3.250%	xx	xx/xx/2024	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx in favor of xx.
No active judgments or liens were found.
For Parcel # xx
The 1st installment of county tax for 2024 has been paid in the amount of xx on xx/xx/2024.
The 2nd installment of county tax for 2024 has been due in the amount of xx on xx/xx/2024.
For Parcel # xx
The 1st installment of county tax for 2024 has been paid in the amount of xx on xx/xx/2024.
The 2nd installment of county tax for 2024 has been due in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024.The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.

Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2023, the RFD is a medical issue of the borrower.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
As per the servicing comment dated xx/xx/2023, the borrower was on a forbearance plan from xx/xx/2023 to xx/xx/2023.
The modification agreement signed between the borrower, xx, and lender xx.
No information has been found related to damage or repairs.
As per the servicing comment dated xx/xx/2024, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by COVID-19.
BWR has been SE for 15.50 years at xx. BWR has less than 1 month on the second job as xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower, xx, and lender xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 3.250% starting on xx/xx/2024 and continuing until the new maturity date of xx/xx/2064. There is no deferred balance or principal forgiven amount.	Initial Escrow Acct Disclosure Missing Dicsloures	Field: Age of Loan Loan Value: 38 Tape Value: 37 |---| 1 |----| 2.70270% Comment: As per note doc age of loan is 38. Tape Source: Initial Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: MI company name is other.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2064 Tape Value: xx/xx/2051 Variance: 4596 (Days) Variance %: Comment: As per note doc stated maturity date is xx/xx/2064. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 23.08%. Tape shows income documentation was fabricated. Further details not provided. BWR defect. The subject loan originated on xx/xx/2021, and the 3-year SOL is expired. BWR has been SE for 15.50 years at xx. BWR has less than 1 month on the second job as xx with xx, FICO 787, and xxK equity in the subject."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is not signed by the borrower."
																																																																																								* Missing Required Disclosures (Lvl 2) "Home loan toolkit is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RJLS9TPJYO9	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Not Applicable	xx	25.000%	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	xx	41.734%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 with the lender xx which was recorded on xx/xx/2024.
No active judgments or liens have been found.
The annual combined taxes for 2023 and 2024 were paid in the amount of xx on xx/xx/2023 and xx/xx/2024.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 5.875%. The current UPB reflected as per payment history is xx.	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 5.875%. The current UPB reflected as per payment history is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
BWR1 has 1.33 years on the job as xx at xx. BWR1 has been SE for 3 years at xx.
BWR2 has 2.16 years on the job as xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Age of Loan Loan Value: 8 Tape Value: 7 |---| 1 |----| 14.28571% Comment: 8 Tape Source: Initial Tape Type:
Field: MI Company Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 41.73%. Tape shows income misrepresentation as the income documents were fabricated. Further details not provided. BWR defect. Subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has 1.33 years on the job as xx at xx; BWR2 has 2.16 years on the job as xx at xx.; Fico 772; and xxK equity in the subject."
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of -xx. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is a purchase, originated on xx/xx/2024 and the 1-year SOL is active."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
K35LC2EL2G0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	32.938%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of xx in favor of xx.
No active judgments or liens have been found.
The first and second installments of county taxes for xx were paid in the amount of xx on xx/xx/2024 and xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 7.250%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 7.250%. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
Unable to determine the current occupancy status.
BWR1 has been SE for 4.66 years with XXXX.
BWR2 has 1.58 years on the job as xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 12 Tape Value: 11 |---| 1 |----| 9.09090% Comment: Age of loan is 12. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 32.938%   Tape Value: 32.937%   Variance: 0.001%   Variance %: 0.00100%   Comment: BWR DTI ratio percent is 32.93%.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Note shows property address street is XXXX. Tape Source: Initial Tape Type:	3: Curable	* Property Marketability Issues (Lvl 3) "Tape shows the condo project was deemed ineligible for sale due to ongoing litigation. A review of the condo questionnaire shows the subject condo association is involved in active litigation, and details regarding the litigation are not available in the loan documents. XXXX search shows an estimated value of xxK. Current UPB xxK."	* ComplianceEase Exceptions Test Failed (Lvl 2) "ComplianceEase exception failed the reimbursement amount validation test due to the loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase test. Initial LE dated xx/xx/2023 reflects points-loan discount fee at xx. Final CD dated xx/xx/2023 reflects points-loan discount fee at xx. This is an increase of +xx for charges that cannot increase. Subject loan is purchase case, originated on xx/xx/2023 and the SOL is 1 year expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
D5617CY2TK9	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.925%	240	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.854%	Second	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of xx in favor of xx.
There is an active prior mortgage against the subject property in favor of xx in the amount of xx which originated on xx/xx/2023 and recorded on xx/xx/2023 with the instrument#xx| Book#20804/Page#138.
The 2024 combined annual taxes are due in the amount of xx on xx/xx/2025.
The 2023 combined annual taxes are paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 10.925%. The current UPB reflected as per payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per payment history is xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the collection comment dated xx/xx/2024, the subject property is located in a disaster area that was declared for Hurricane Helen. CCs do not show damages.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR has 9.16 years on the job as xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 2 Tape Value: 1 |---| 1 |----| 100.00000% Comment: Age of loan is 2. Tape Source: Initial Tape Type:
Field: Lien Priority Type   Loan Value: Second   Tape Value: First   Variance:    Variance %:    Comment: Lien priority type is second.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 7.627%   Tape Value: 94.000%   Variance: -86.373%   Variance %: -86.37300%   Comment: Original CLTV ratio percent is 79.661%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 7.627%   Tape Value: 8.000%   Variance: -0.373%   Variance %: -0.37300%   Comment: Original standard LTV is 79.661%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2044   Tape Value: xx/xx/2044   Variance: 3 (Days)   Variance %:    Comment: Stated maturity date is xx/xx/2044.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type is PUD. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 11.380% exceeds APR threshold of 9.950% over by +1.430%. Subject loan is not escrowed."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan closed with the wrong UPB of xxK for the existing first lien loan. The revised CLTV with the correct UPB of xx for the first lien and xxK of the subject loan increases the CLTV from 80% to 93.87%. Further details not provided."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 11.469% exceeds APR threshold of 9.950% over by +1.519%. This loan is compliant with regulation 1026.35(xx), (xx) and (xx).

																																																																																								SOL will expire on xx/xx/2025."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PK82P0X3W0Z	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.500%	240	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Cash Out	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	32.274%	Second	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 in the amount of xx with xx, and it was recorded on xx/xx/2024.
There is a prior mortgage that originated on xx/xx/2021 in favor of "xx" in the amount of xx which was recorded on xx/xx/2021.
The first installment of county taxes for 2024 was paid on xx/xx/2024 in the amount of xx.
The second installment of county taxes for 2025 is due on xx/xx/2024 in the amount of xx.
As per updated title report, no prior year taxes are delinquent.	According to the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which applied for xx/xx/2024. The current P&I is xx with an interest rate of 10.500%. The UPB is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2024. The current P&I is xx with an interest rate of 10.500%. The UPB is xx.
The reason for default is not available in recent collection comments.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
BWR has 3.66 years on the job as xx with xx. BWR has 5 years on the second job as xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed Qualified Mortgage APR Threshold test due to APR calculated 10.589% exceeds APR threshold of 10.100% over by +0.489%. Subject loan is not escrowed."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "The loan failed the state regulation for the prohibited fees test.
The following fees were included in the test:
Credit Monitoring Service paid by Borrower: xx
Flood Determination Fee paid by Borrower: xx."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed GSE (xx) QM APR test due to APR calculated 10.589% exceeds APR threshold of 10.100% over by +0.489%."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows early payment default. According to the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2024. The unpaid principal balance is xx."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 10.683% exceeds APR threshold of 10.100% over by +0.583%. The subject loan is not escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx).

Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 10.589% exceeds APR threshold of 10.100% over by +0.489%. Subject loan is not escrowed.

																																																																																								SOL will be expired on xx/xx/2025."		Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
04QMVFD08DG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.000%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	28.303%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	xx	4.500%	xx	xx/xx/2021	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2007 and was recorded on xx/xx/2007 in the amount of xx in favor of xx
No active judgment has been found.
The annual combined tax for 2024 has been paid in the amount of xx, which was recorded on xx/xx/2024.
No delinquent taxes have been found.	As per the review of payment history as of xx/xx/2024, the borrower is 10 months delinquent with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2024, in the amount of xx, which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx and deferred balance is xx.	Collections Comments:The current status of the loan is active bankruptcy.
As per the servicing comment dated xx/xx/2024, the reason for default is excessive obligation.
As per the review of payment history as of xx/xx/2024, the borrower is 10 months delinquent with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx deferred balance is xx.
No evidence has been found regarding the current foreclosure proceedings.
As per PACER, the borrower xx had filed bankruptcy under chapter 13 with case #xx on xx/xx/2023 and bankruptcy is still active.
No information has been found related to damage or repairs.
As per servicing comments dated xx/xx/2023, the subject property has been occupied by owner.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per PACER, the borrower xx had filed bankruptcy under chapter 13 with case #xx on xx/xx/2023. As per voluntary petition schedule D (xx) the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. The unsecured portion is xx. The POC was filed by the creditor xx on xx/xx/2023, for the secured claim amount of xx and the amount of arrearage is xx. The approved chapter 13 (xx) plan was filed on xx/xx/2023, and confirmed on xx/xx/2023. The borrower shall pay monthly mortgage payment of xx per month for 60 months to the trustee under the chapter 13 plan and bankruptcy is still active.	This modification agreement signed between the borrower xx and lender xx which xx is interest bearing amount and deferred amount is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 4.500% starting on xx/xx/2021 and continuing until the new maturity date of xx/xx/2051. There is no principal forgiven amount.
Field: Collections - Current Servicer (Enumerated) Loan Value: Not Applicable Tape Value: XXXX, LLC |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 0.00009%   Comment: Original balance is xx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 9.00000%   Tape Value: 4.50000%   Variance: 4.50000%   Variance %: 4.50000%   Comment: Stated rate is 9.00%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 44444444MM4444443334321M   Tape Value: 11111111000000000111111   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RKBFEI1VSX4	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	Other	$0.00	xx	xx/xx/2024	Not Applicable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.100%	360	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2024	xx	Not Applicable	5.850%	xx	xx/xx/2024	XXXX	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2005 with xx in the amount of xx, which was recorded on xx/xx/2005.
There is a prior mortgage against the subject property originated on xx/xx/1998 in favor of xx, a corporation, in the amount of xx recorded on xx/xx/1998.
There is a junior mortgage against the subject property originated on xx/xx/2006 in favor of xx, a corporation, in the amount of xx recorded on xx/xx/2006.
There are 4 certificates of sale for a municipal unpaid lien against xx in favor of xx, Collector of Taxes, in the total amount of xx recorded on different dates, and all are redeemed.
The 2nd installment of town taxes for 2024 has been paid in the total amount of xx.
The 1st and 2nd installments of town taxes for 2025 are due in the total amount of xx.
There are no delinquent taxes that have been found.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate 5.850%. The UPB is xx.
The PH tape data and the CC dated xx/xx/2024 show the total deferred balance is xx. As per deferral agreement located at "xx" & "xx" the total deferred balance is xx.
Collections Comments:The loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The UPB is xx. As per PH tape data, the deferred balance is xx.
Unable to determine the RFD and current occupancy.
The modification agreement was made between the lender and borrower on xx/xx/2024.
No comments have been found for bankruptcy.
As per the comment dated xx/xx/2023, the foreclosure was initiated in 2023. As per the comment dated xx/xx/2023, the FC file was on hold. Unable to determine the hold reason. No further details have been found.
Foreclosure Comments:As per the comment dated xx/xx/2023, the foreclosure was initiated in the 2023. As per the comment dated xx/xx/2023, the FC file was on hold. Unable to determine the hold reason. No further details have been found.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx/xx/2024. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 5.850% beginning on xx/xx/2024 and a maturity date of xx/xx/2049. A final balloon payment on the interest-bearing principal balance of xx is due on the maturity date, xx/xx/2049.	Credit Application	Field: Current Legal Status Loan Value: Performing Tape Value: Foreclosure |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2024   Tape Value: xx/xx/2011   Variance: 4706 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2005   Tape Value: xx/xx/2005   Variance: -5 (Days)   Variance %:    Comment: First payment date is xx/xx/2005.   Tape Source: Initial   Tape Type:
Field: Foreclosure Delay/Obstruction Reason   Loan Value: Other   Tape Value: FB/Workout   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Foreclosure Delay/Obstruction Start Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2024   Variance: -91 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 0.00015%   Comment: Original balance is xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.10000%   Tape Value: 6.60000%   Variance: 0.50000%   Variance %: 0.50000%   Comment: Stated rate is 7.100%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 004444444444443322222211   Tape Value: 00000000000011000000000   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Purchase   Variance:    Variance %:    Comment: Purpose of transaction is cash out.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment: Purpose is refinance.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2049 Tape Value: xx/xx/2035 Variance: 5145 (Days) Variance %: Comment: Maturity date is xx/xx/2035. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final TIL as xx. Calculated finance charge is xx for an under disclosed amount of -xx. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing.

TILA Foreclosure Rescission Finance Charge Test due to finance charge disclosed on Final TIL as xx. Calculated finance charge is xx for an under disclosed amount of -xx. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing.

Loan failed TILA APR test due to Calculated APR of 5.467% exceeds Disclosed APR of 7.122% under disclosed by -1.655%. Final TIL is missing from the loan documents."
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by the borrower."
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4EKCGNJ7D0S	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.220%	360	xx/xx/2004	xx/xx/2004	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2004	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	6.000%	xx	xx/xx/2021	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2004 and was recorded on xx/xx/2004 in the amount of xx in favor of xx.
There are 6 state tax liens found against the subject borrower in the total amount of xx filed by State of Ohio Department of Taxation which were recorded on different dates.
The 1st and 2nd installments of combined taxes for 2023 were paid in the total amount of xx on xx/xx/2024 and xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is currently 9 months delinquent with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the tape data is xx.	Collections Comments:The current status of the loan is active bankruptcy.
According to the payment history as of xx/xx/2024, the borrower is currently 9 months delinquent with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the tape data is xx.
The reason for default is not available in latest servicing comments.
According to PACER, the borrower filed for bankruptcy under Chapter 13 with case #xx on xx/xx/2022. The last bankruptcy was filed on xx/xx/2024, and bankruptcy is still active.
As per tape data, the foreclosure was initiated in 2022 with the loan, and the first legal action was filed on xx/xx/2022. As per the servicing comment dated xx/xx/2022, the foreclosure case is put on hold due to bankruptcy. No more evidence is available in the latest 24 months of servicing comments regarding further foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per servicing comment dated xx/xx/2024, the subject property is occupied by unknown.
No comments have been found stating the borrower’s income was impacted by Covid-19.
Foreclosure Comments:As per tape data, the foreclosure was initiated in 2022 with the loan, and the first legal action was filed on xx/xx/2022. As per the servicing comment dated xx/xx/2022, the foreclosure case is put on hold due to bankruptcy. No more evidence is available in the latest 24 months of servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:According to PACER, the borrower xx filed for bankruptcy under Chapter 13 with case #xx on xx/xx/2022. As per the voluntary petition schedule D (xx), the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The POC (xx) was filed by the creditor xx, on xx/xx/2023 for the secured claim amount of xx, and the amount of arrearage is xx. The modified chapter 13 (xx) plan was filed on xx/xx/2023 and confirmed on xx/xx/2023. The borrower shall pay a monthly mortgage payment of xx for 60 months to the trustee under the chapter 13 plan. The plan reflects an arrearage for the subject loan totaling xx, and the trustee has committed to pay monthly payments of xx for 60 months toward the arrearage, and total estimated payments by the trustee are xx. The bankruptcy is still active.	This modification agreement made between the borrower and lender with an effective date of xx/xx/2021 shows the new modified unpaid principal balance is xx. The modified monthly P&I of xx with a modified interest rate of 6.000% starting on xx/xx/2021 and continuing until the new maturity date of xx/xx/2051. There is no deferred balance and principal forgiven amount. This modification document is not signed by the borrower and the lender.	Credit Application Final Truth in Lending Discl. Right of Rescission	Field: Collections - Current Servicer (Enumerated) Loan Value: Not Applicable Tape Value: XXXX, LLC |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Referred to Attorney   Tape Value: Service Completed   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is not applicable   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2021   Tape Value: xx/xx/2021   Variance: -39 (Days)   Variance %:    Comment: Doc date of last modification is xx/xx/2021   Tape Source: Initial   Tape Type:
Field: Foreclosure Delay/Obstruction Reason   Loan Value: Bankruptcy   Tape Value: Bankruptcy Filing   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 9.22000%   Tape Value: 6.00000%   Variance: 3.22000%   Variance %: 3.22000%   Comment: Original stated rate is 9.22000%   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 444444444444444444444444 Tape Value: 12345676789000000000012 Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents"
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA Finance Charge test due to calculated finance charge of xx exceeds disclosed finance charge of xx for an under disclosed amount of -xx.

Loan failed TILA Foreclosure Rescission Finance charge of xx exceeds disclosed finance charge of xx for an under disclosed amount of -xx.

Loan failed TILA APR test due to APR calculated 8.258% exceeds APR threshold 9.828% under disclosed by -1.570%."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL missing or not executed"
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Not all borrowers signed TIL (Lvl 2)     "Not all borrowers signed Truth-In-Lending"
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan documents"
																																																																																								* TIL not hand dated (Lvl 2) "TIL not hand dated"		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4R5C9BXXYT9	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.800%	360	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2005	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 in the amount of xx with "xx".
No active judgments or liens were found.
The first installment of county taxes for 2024 was paid in the amount of xx on xx/xx/2024.
The second installment of county taxes for 2024 is due in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower has been delinquent for 5 months, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 8.80%. The current UPB reflected as per the payment history is xx. The PH tape data shows deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in bankruptcy
According to payment history as of xx/xx/2024, the borrower has been delinquent for 5 months, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
The reason for the default is not available.
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
According to the PACER, the borrower, "xx", filed bankruptcy under Chapter 13 with the case # xx on xx/xx/2022. The POC was filed on xx/xx/2022, with the claim amount of xx and the arrears amount of xx. The chapter 13 plan was confirmed on xx/xx/2024.Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx and the value of the collateral is xx. The unsecured portion is xx. There is no comment indicating a cram down. Further details not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, "xx", filed bankruptcy under Chapter 13 with the case # xx on xx/xx/2022. The POC was filed on xx/xx/2022, with the claim amount of xx and the arrears amount of xx. The chapter 13 plan was confirmed on xx/xx/2024. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx and the value of the collateral is xx. The unsecured portion is xx. The amended chapter 13 plan was filed on xx/xx/2024 and confirmed on xx/xx/2024. The borrower shall pay a monthly mortgage payment of xx per month for 22 months to the trustee under the amended chapter 13 plan. There is no comment indicating a cram down. Further details not provided.	Not Applicable	Credit Application	Field: Collections - Current Servicer (Enumerated) Loan Value: Not Applicable Tape Value: XXXX, Inc. |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value of not applicable.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does lender G/L require MI is not applicable.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2006   Tape Value: xx/xx/2006   Variance: -6 (Days)   Variance %:    Comment: First payment date is xx/xx/2006.   Tape Source: Initial   Tape Type:
Field: Foreclosure Delay/Obstruction Reason   Loan Value: Not Applicable   Tape Value: Servicer Delay Other   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Foreclosure Delay/Obstruction Start Date   Loan Value: Not Applicable   Tape Value: xx/xx/2022   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 0.00042%   Comment: Original balance (or line amount) is xx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 8.80000%   Tape Value: 6.10000%   Variance: 2.70000%   Variance %: 2.70000%   Comment: Original stated rate is 8.80000%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444444444444444444444444   Tape Value: 00000111000000010000100   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property address street xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Purchase   Variance:    Variance %:    Comment: Purpose of transaction per HUD-1 is cash out.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment: Purpose per application is refinance.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2035 Tape Value: xx/xx/2035 Variance: 21 (Days) Variance %: Comment: Stated maturity date is xx/xx/2035. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "As per the appraisal report, which is located at "xx" the subject property type is manufactured home. The ALTA 7 endorsement is not attached with the final title policy. The legal description attached with the subject mortgage does not show VIN or serial number. The affidavit of affixation is not available to confirm whether the mobile home is affixed to permanent foundation."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA Finance Charge test due to calculated finance charge of xx exceeds disclosed finance charge of xx for an under disclosed amount of -xx.

Loan failed TILA Foreclosure Rescission Finance charge of xx exceeds disclosed finance charge of xx for an under disclosed amount of -xx.

																																																																																								Loan failed TILA APR test due to APR calculated 7.459% exceeds APR threshold 9.215% under disclosed by -1.756%."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0OHAVKTPQKB	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	xx	xx/xx/2024	xx	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	9.750%	360	xx/xx/2006	xx/xx/2006	HELOC	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2017	xx	Not Applicable	4.625%	xx	xx/xx/2017	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2006 and was recorded on xx/xx/2006 in the amount of xx in favor of xx.
There are five municipal liens found against the subject property in the total amount of xx filed by xx, which were recorded on different dates.
There are two sewer liens found against the subject property in the total amount of xx filed by xx Joint Sewer Authority, which were recorded on xx/xx/2019 and xx/xx/2022.
The annual combined taxes for 2024 were paid in the amount of xx on xx/xx/2024.
The annual school taxes for 2024 were paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is currently 10 months delinquent with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 4.625%. The current UPB reflected as per the tape data is xx, and the deferred balance is xx.	Collections Comments:The current status of the loan is active bankruptcy.
According to the payment history as of xx/xx/2024, the borrower is currently 10 months delinquent with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the tape data is xx, and the deferred balance is xx.
As per the servicing comment dated xx/xx/2024, the reason for default is excessive obligations.
As per the foreclosure document located at xx, the complaint was filed on xx/xx/2020 with the case # xx. No recent sale has been scheduled as per the latest comment. No further information is available to understand the current status of the foreclosure process.
According to the PACER, the borrower filed for bankruptcy under chapter 13 with case # xx on xx/xx/2022. The bankruptcy is still active.
No information has been found regarding the forbearance plan.
This modification agreement signed between the borrower and lender with an effective date of xx/xx/2017.
No evidence has been found regarding litigation and contested matter.
No information has been found related to damage or repairs.
As per servicing comment dated xx/xx/2024, the property is occupied by unknown.
No comments have been found stating the borrower’s income was impacted by Covid-19.
Foreclosure Comments:As per the foreclosure document located at xx, the complaint was filed on xx/xx/2020 with the case# xx. No recent sale has been scheduled as per latest comment. No further information is available to understand the current status of foreclosure process.
Bankruptcy Comments:According to the PACER, the borrower xx filed for bankruptcy under Chapter 13 with case #xx on xx/xx/2022. As per the voluntary petition schedule D (xx), the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The POC (xx) was filed by the creditor, xx, on xx/xx/2022 for the secured claim amount of xx, and the amount of arrearage is xx. The amended chapter 13 (xx) plan was filed on xx/xx/2022 and confirmed on xx/xx/2022. The borrower shall pay a monthly mortgage payment of xx for the first 3 months and thereafter xx for the remaining 57 months to the trustee under the chapter 13 plan. As per the motion to modify the chapter plan (xx), the borrower shall pay a monthly mortgage payment of xx for 47 months. The bankruptcy is still active.	This modification agreement signed between the borrower and lender with an effective date of xx/xx/2017 shows the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 4.625% starting on xx/xx/2017 and continuing until the new maturity date of xx/xx/2054. There is no deferred balance and principal forgiven amount.	Credit Report Notice of Servicing Transfer	Field: Collections - Current Servicer (Enumerated) Loan Value: * Other / Not In List * Tape Value: XXXX, LLC |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Complaint Filed   Tape Value: Service Completed   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Deferred balance amount is U/A.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2017   Tape Value: xx/xx/2017   Variance: -30 (Days)   Variance %:    Comment: Doc date of last modification is U/A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does not required MI cert.   Tape Source: Initial   Tape Type:
Field: Foreclosure Delay/Obstruction Reason   Loan Value: Unavailable   Tape Value: Bankruptcy Filing   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Foreclosure Delay/Obstruction Start Date   Loan Value: Unavailable   Tape Value: xx/xx/2022   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-9629.00   Variance %: -4.59335%   Comment: Original balance is xx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 9.75000%   Tape Value: 4.62500%   Variance: 5.12500%   Variance %: 5.12500%   Comment: Original stated rate is 9.75000%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 44444444M444444444444444   Tape Value: 00011123234001122300123   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Referral Date Loan Value: Not Applicable Tape Value: xx/xx/2019 Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl 2) "Credit report is missing from the loan file."
* Missing HELOC Disclosures (RESPA) (Lvl 2)     "HELOC disclosure is missing from the loan file."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from the loan documents."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZXH90B83SRQ	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	xx/xx/2001	xx/xx/2001	Conventional	Fixed	Purchase	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2001	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2001 with the lender "xx" in the amount of xx which was recorded on xx/xx/2001.
No active liens and judgments have been found against borrower and property.
Combined annual taxes for the year of 2024 are due in the amount of xx on xx/xx/2025.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower has been delinquent for 30 months. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is bankruptcy.
According to the payment history as of xx/xx/2024, the borrower has been delinquent for 30 months. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2022 and the next due date for payment is xx/xx/2022. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.
As per comment dated xx/xx/2024, the subject property is non-owner occupied.
As per the comment dated xx/xx/2023, the borrower was sick due to Covid-19.
As per BPO report dated xx/xx/2024, located "xx" the subject property is old and needs repairs. Further details not provided. CCs do not show damage.
As per seller’s tape data the foreclosure was initiated on xx/xx/2023. The complaint was filed on xx/xx/2023. As per comment dated xx/xx/2024, the FC sale was scheduled on xx/xx/2024. As per comment dated xx/xx/2024, the FC was put on hold due to BK filing. Further details not provided.
According to the PACER, the borrower "xx" had a filed bankruptcy under chapter-13 with the case#xx on xx/xx/2024.
Foreclosure Comments:As per seller’s tape data the foreclosure was initiated on xx/xx/2023. The complaint was filed on xx/xx/2023. As per comment dated xx/xx/2024, the FC sale was scheduled on xx/xx/2024. As per comment dated xx/xx/2024, the FC was put on hold due to BK filing. Further details not provided.
Bankruptcy Comments:According to the PACER, the borrower "xx" had a filed bankruptcy under chapter-13 with the case#xx on xx/xx/2024. The borrower shall pay monthly mortgage payment in the amount of xx for 60 months to the trustee under the chapter 13 plan. The POC was filed on xx/xx/2024 with the secured claim amount of xx and the arrearage amount of xx. As per voluntary petition schedule D, the amount of claim is xx and the value of collateral is xx. The unsecured portion is xx. The plan was confirmed on xx/xx/2024. There is no any evidence of cramdown.	Not Applicable	Appraisal (Incomplete) Credit Application Final Truth in Lending Discl. Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Collections - Current Servicer (Enumerated) Loan Value: Not Applicable Tape Value: XXXX, LLC |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Awaiting Sale   Tape Value: Complaint Filed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Bankruptcy   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per hud-1.   Tape Source: Initial   Tape Type:
Field: Foreclosure Delay/Obstruction Reason   Loan Value: Bankruptcy   Tape Value: Bankruptcy Filing   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Foreclosure Delay/Obstruction Start Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: -1 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444444444444444444444444   Tape Value: 00000000000000000011111   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Actual property address street is XXXX. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application signed by the borrower is missing from the loan documents."
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. XXXX search reflects an estimated value of xxK. The current UPB is xxK."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA APR test due to Calculated APR of 0.000% exceeds Disclosed APR of 6.029% under disclosed by -6.029%. Final TIL is missing from the loan documents."
* CreditRpt - Missing updated credit report (Lvl 2)     "Credit report is missing from the loan files"
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by the borrower is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from the loan documents."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EDGUL36FY5C	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	Yes	Not Applicable	First	$5,679.79	xx	xx/xx/2024	xx	Not Applicable	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.640%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	xx	xx	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 with the lender xx. There is a civil judgment against xx favor of xx for the amount of xx recorded on xx/xx/2014. The first installment of county taxes for 2021 was paid in the amount of xx. The annual county taxes for xx are delinquent in the total amount of xx, which are good through xx/xx/2024.	According to the latest payment history as of xx/xx/2024, the borrower has been currently delinquent for 18 months, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2024 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 7.540%. The tape shows the deferred balance is xx.	Collections Comments:The loan is currently in bankruptcy.
According to the latest payment history as of xx/xx/2024, the borrower has been currently delinquent for 18 months, and the next due date is xx/xx/2023. The unpaid principal balance is xx.
The loan has been modified.
As per the document located at "xx" the foreclosure was initiated. Multiple times, the foreclosure was placed on hold for different reasons, and the hold is ended. As per the comment dated xx/xx/2023, the re-projected step sale was scheduled for xx/xx/2023. The foreclosure was placed on hold due to bankruptcy.
The borrowers, "xx"xx Pg#33,xx. and xx. filed for bankruptcy under Chapter 13 with case #xx on xx/xx/2023. The POC was filed on xx/xx/2023 by the creditor xx and the arrearage amount is xx. The chapter 13 plan was filed on xx/xx/2023. The chapter 13 plan was confirmed on xx/xx/2023. The debtor has promised to pay the trustee in the amount of xx for 60 months. The schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The MFR was filed on xx/xx/2023, and the order on MFR was filed on xx/xx/2023. The BK is active.	This is a conventional fixed-rate mortgage with a P&I of xx, an interest rate of 9.640%, and a maturity date of xx/xx/2036. The P&I, as per payment history, is xx, and the interest rate is 7.54%. There is a difference in P&I with respect to note data. The modification agreement is missing from the loan file.	Credit Application Prepayment Penalty Rider	Field: Collections - Current Servicer (Enumerated) Loan Value: * Other / Not In List * Tape Value: XXXX, Inc. |---| |----| Comment: Collections - current service Other/ Not in list Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Awaiting Sale   Tape Value: Judgment Entered   Variance:    Variance %:    Comment: Current Foreclosure Status N/A   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Bankruptcy   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value N/A   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Deferred Balance amount Unavailable   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Did a modification change note terms Yes   Tape Source: Initial   Tape Type:
Field: Foreclosure Judgment Entered Date   Loan Value: Unavailable   Tape Value: xx/xx/2022   Variance:    Variance %:    Comment: Foreclosure judgment entered date xx/xx/2022   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type Unavailable   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 0.00029%   Comment: Original Balance xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 9.64000%   Tape Value: 7.54000%   Variance: 2.10000%   Variance %: 2.10000%   Comment: Original Stated Rate 9.640%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444444444444444444444444   Tape Value: 21012222334445666666666   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property address street XXXX   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Purchase   Variance:    Variance %:    Comment: Purpose of Transaction per HUD - 1 Cash out   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment: Purpose per Application Refinance   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: Unavailable   Tape Value: xx/xx/2018   Variance:    Variance %:    Comment: Referral Date xx/xx/2018   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Unavailable   Tape Value: xx/xx/2019   Variance:    Variance %:    Comment: S&C Filling Date xx/xx/2022   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/xx/2036 Variance: Variance %: Comment: Stated Maturity Date unavailable Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan document."
* ComplianceEase TILA Test Failed (Lvl 2)     "1) This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.

2) This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx.

3) This loan failed the TILA APR test.
The annual percentage rate (xx) is 10.264%. The disclosed APR of 8.541% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Prepayment Rider Missing (Lvl 2) "Prepayment rider is missing from loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$8,100.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NAW9UOPGVTX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	Other	XXXX	$0.00	xx	xx/xx/2024	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2007	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	37.278%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2019	xx	Not Applicable	3.500%	xx	xx/xx/2019	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2007 and was recorded on xx/xx/2007 in the amount of xx in favor of xx
There are two HOA liens found against the subject property in the total amount of xx filed by XXXX of XXXX County Homeowners Association INC, which were recorded on xx/xx/2016 & xx/xx/2022.
There are two code enforcement liens found against the subject property in the total amount of xx filed by the Board of County Commissioners of XXXX County, Florida, which were recorded on xx/xx/2022 & xx/xx/2024.
The annual county taxes for 2024 are due in the amount of xx on xx/xx/2025.
The annual county taxes for 2023 were paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is currently 7 months delinquent with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is foreclosure.
According to the payment history as of xx/xx/2024, the borrower is currently 7 months delinquent with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2024, the reason for default is a health issue.
The foreclosure was initiated in 2024 with the loan. The notice of lis pendens located at (xx), the foreclosure complaint, was filed on xx/xx/2024 xx which was recorded on xx/xx/2024. No more evidence is available in the latest 24 months of servicing comments regarding further foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
As per the servicing comment dated xx/xx/2024, the subject property needs repairs, and the estimated cost is not provided. There is no evidence of completion of repairs.
As per the collection comment dated xx/xx/2023, the FEMA disaster was declared on xx/xx/2023 for Hurricane. CCs do not show damage related to FEMA.
As per servicing comment dated xx/xx/2024, the subject property is owner-occupied.
As per servicing comment dated xx/xx/2023, the borrower’s income has been impacted due to Covid-19.
Foreclosure Comments:The foreclosure was initiated in 2024 with the loan. The notice of lis pendens located at (xx), the foreclosure complaint, was filed on xx/xx/2024 xx which was recorded on xx/xx/2024. No more evidence is available in the latest 24 months of servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower and lender with an effective date of xx/xx/2019 shows the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 3.500% starting on xx/xx/2019 and continuing until the new maturity date of xx/xx/2049. There is no deferred balance and principal forgiven amount.	Field: Current Foreclosure Status Loan Value: Complaint Filed Tape Value: Referred to Attorney |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Defferred balance amount is not applicable.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2019   Tape Value: xx/xx/2021   Variance: -728 (Days)   Variance %:    Comment: Doc date of last modification is xx/xx/2019.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Does lender G/L require MI is yes.   Tape Source: Initial   Tape Type:
Field: Foreclosure Delay/Obstruction Reason   Loan Value: Not Applicable   Tape Value: Missing Collateral Documents   Variance:    Variance %:    Comment: Foreclosure delay/obstruction reason is FEMA Disaster.   Tape Source: Initial   Tape Type:
Field: Foreclosure Delay/Obstruction Start Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: Foreclosure delay/obstruction start date is xx/xx/2024.   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: Investor   Variance:    Variance %:    Comment: Occupancy at origination (Property usage type) is primary.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 0.14691%   Comment: Original appraised value is xx.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-2785.00   Variance %: -1.34680%   Comment: Original balance (or line amount) is xx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.25000%   Tape Value: 3.50000%   Variance: 2.75000%   Variance %: 2.75000%   Comment: Original stated rate is 6.25000%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444443243243214422121000   Tape Value: 23345678999990111212211   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: 2 (Days)   Variance %:    Comment: Referral date is xx/xx/2024.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type is PUD. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape indicates that the property is NOO. Further details were not provided. Elevated for client review."		* TIL not hand dated (Lvl 2) "TIL is not hand dated."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
J5FW1NBL6QH	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2023	xx	No	Bankruptcy	Not Applicable	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	xx/xx/2018	Unavailable	Conventional	ARM	Cash Out	xx	xx	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2018	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 with the lender xx.
There is a credit card judgment against xx favor of xx for the amount of xx recorded on xx/xx/2024.
There are multiple prior state tax liens against the borrower in favor of xx recorded on different dates. The amount of the liens is not mentioned on the supporting document.
There are multiple state tax liens against the borrower in favor of xx recorded on different dates. The amount of the liens is not mentioned on the supporting document.
There are multiple prior IRS liens against the borrower in favor of xx recorded on different dates. The amount of the liens is not mentioned on the supporting document.
There are multiple IRS liens against the borrower in favor of xx recorded on different dates. . The amount of the liens is not mentioned on the supporting document.
There are multiple prior civil judgments against xx favor of xx recorded on different dates. The amount of the judgments is not mentioned on the supporting document.
There are multiple civil judgments against xx favor of xx recorded on different dates. The amount of the judgments is not mentioned on the supporting document.
The first and second installments of county taxes for 2024/2025 are due in the amount of xx on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/2024, the borrower has been currently delinquent for 13 months and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 6.000%.
Tape shows the deferred balance is xx.	Collections Comments:The loan is currently in bankruptcy.
According to the latest payment history as of xx/xx/2024, the borrower has been currently delinquent for 13 months and the next due date is xx/xx/2023. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was initiated in 2024. The complaint was filed on xx/xx/2024. As per the notice of sale located at "xx" the sale was scheduled for xx/xx/2024. The foreclosure was placed on hold due to bankruptcy. The borrower filed for bankruptcy on xx/xx/2024, and the bankruptcy was dismissed on xx/xx/2024. As per the comment dated xx/xx/2024, again the foreclosure sale was scheduled for xx/xx/2024.
The borrower, "xx" filed for bankruptcy under Chapter 13 with case #xx on xx/xx/2024. The bankruptcy was dismissed on xx/xx/2024. The BK is not terminated.
As per the comment dated xx/xx/2023, the subject property is located in the FEMA disaster area.
As per the comment dated xx/xx/2023, the borrower’s income was impacted by Covid-19. The forbearance plan was discussed.
As per the comment dated xx/xx/2024, the subject property is owner occupied.
As per the comment dated xx/xx/2024, the borrower intends to sell the property.
As per the comment dated xx/xx/2024, there is a squatter in the house, and the subject property was damaged. The property needs repairs. As per the BPO (xx) dated xx/xx/2024, there is no damage or repairs to the property. Unable to determine whether the repairs have been completed.
BWR employment details could not be determined since credit documents are missing.
Foreclosure Comments:The foreclosure was initiated in 2024. The complaint was filed on xx/xx/2024. As per the notice of sale located at "xx" the sale was scheduled for xx/xx/2024. The foreclosure was placed on hold due to bankruptcy. The borrower filed for bankruptcy on xx/xx/2024, and the bankruptcy was dismissed on xx/xx/2024. As per the comment dated xx/xx/2024, again the foreclosure sale was scheduled for xx/xx/2024. The borrower, "xx" filed for bankruptcy under Chapter 13 with case #xx on xx/xx/2024. The bankruptcy was dismissed on xx/xx/2024. The BK is not terminated.
Bankruptcy Comments:The borrower, "xx" filed for bankruptcy under Chapter 13 with case #xx on xx/xx/2024. The POC was not filed. The POC deadline date is xx/xx/2024. The chapter 13 plan was filed on xx/xx/2024. The debtor has promised to pay the trustee in the amount of xx for 60 months. The schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The bankruptcy was dismissed on xx/xx/2024. The BK is not terminated.
The borrower filed prior bankruptcy on xx/xx/2024 and the bankruptcy was dismissed on xx/xx/2024. The case was terminated on xx/xx/2024.
Not Applicable	Credit Application
Credit Report
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Right of Rescission
Transmittal (1008)	Field: ARM Lifetime Floor Percent Loan Value: 2.500% Tape Value: 250.000% |---| -247.500% |----| -247.50000% Comment: As per note. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Bankruptcy Filing Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: 44 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Chapter   Loan Value: Not Applicable   Tape Value: Chapter 7   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Foreclosure Status   Loan Value: Awaiting Sale   Tape Value: Sale Confirmed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Foreclosure   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: Unavailable   Tape Value: Yes   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444444444432112321103221   Tape Value: 000000000000000120000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per note.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Unavailable Tape Value: Cash Out - Other Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final CD, along with itemization of fee and estimated CD, is missing from the loan documents."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "Subject approved as OO. ATR could not be determined as 1008, AUS, and loan approval are missing from the loan documents. Further details not provided. Lender defect. Subject loan originated on xx/xx/2018, and the 3-year SOL is expired. BWR has a FICO of 712 and xxK equity in the subject."
* DU/GUS/AUS has issues or conditions (Lvl 2)     "AUS/DU report is missing from the loan document."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan document."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing Initial 1003_Application (Lvl 2)     "Initial 1003 signed by loan originator is missing from the loan files."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan file."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8MH9VQ8JMWD	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	14.875%	180	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	34.386%	Second	Commitment	xx	Not Applicable	xx/xx/2009	xx	Not Applicable	6.000%	xx	xx/xx/2009	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2006 and was recorded on xx/xx/2007 in the amount of xx in favor of xx for xx.
There is an active mortgage against the subject property in favor of xx for xx in the amount of xx, which originated on xx/xx/2020 and was recorded on xx/xx/2021. As per the subordination agreement located at "xx", the subject mortgage has been subordinated to the mortgage dated xx/xx/2020 which was recorded on xx/xx/2021.
No active judgments or liens were found.
The xx combined annual taxes were paid in the amount of xx on xx/xx/2024 & xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
The loan was modified on xx/xx/2009.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement made between the borrower xx and lender xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 6.000% starting on xx/xx/2009 and continuing until the new maturity date of xx/xx/2036. There is no deferred balance and principal forgiven amount.	Good Faith Estimate Hazard Insurance	Field: Borrower First Name Loan Value: xx Tape Value: xx |---| |----| Comment: As per note borrower first name is XXXX. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: Investor   Variance:    Variance %:    Comment: As per documents occupancy at origination is primary.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 14.87500%   Tape Value: 6.00000%   Variance: 8.87500%   Variance %: 8.87500%   Comment: As per note original stated rate is 14.875%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: ????????????????????????   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per note property address street is XXXX.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: No Cash-Out Tape Value: Change in Rate/Term Variance: Variance %: Comment: As per HUD purpose of refinance is no cash out. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape indicates that the property is NOO. Further details were not provided. Elevated for client review."	* Compliance Testing (Lvl 3) "Tape shows loan fails high cost test. Further details not provided. Infinity compliance result shows the loan has passed the federal and state high-cost test."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA foreclosure rescission finance charge test due to Finance charge disclosed on Final CD as xx. Calculated finance charge is xx for an under disclosed amount of -xx."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final good faith estimate is missing from the loan document."
																																																																																								* Missing proof of hazard insurance (Lvl 2) "Hazard insurance policy is missing from the loan documents."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HSW3NM0D8RJ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Unavailable	No	Bankruptcy	Chapter 13	xx	Unavailable	Not Applicable	xx	Not Applicable	xx	5.375%	360	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2003	xx	Primary	Yes	Yes	No	xx	xx	56.916%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2003 and recorded on xx/xx/2003 in the amount of xx with xx.
There is one mortgage against the subject property in the favor of xx, in the amount of xx recorded on xx/xx/2007.
There is one mortgage against the subject property in the favor of xx, a XXXX, in the amount of xx recorded on xx/xx/2023.
No active judgments or liens have been found.
The town taxes of 2024 and 2025 have been paid in the amount of xx.
No prior year’s delinquent taxes have been found.
According to the review of payment history as of xx/xx/2024, the borrower has been delinquent for 12 months, and the next due date of payment is xx/xx/2023. The last payment was received on xx/xx/2024 in the amount of xx, which applied for xx/xx/2023. The current P&I is xx with an interest rate of 5.375%. The UPB is xx.	Collections Comments:According to servicing comments, the current status of the loan is in bankruptcy.
According to the review of payment history as of xx/xx/2024, the borrower has been delinquent for 12 months, and the next due date of payment is xx/xx/2023. The current P&I is xx with an interest rate of 5.375%. The UPB is xx.
xx, filed for bankruptcy under chapter 13 with case # xx on xx/xx/2024. As per schedule D (xx), the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The POC (xx) was filed by the creditor xx. on xx/xx/2024 for the secured claim amount of xx, and the amount of arrearage is xx. The chapter-13 plan was not confirmed. The last bankruptcy was filed on xx/xx/2024, and bankruptcy is still active.	Not Applicable	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl 2) "Loan failed the state regulations for the prohibited fees test.
The following fees included in the test:
Commitment Fee paid by Borrower: xx
Annual Assessments paid by Borrower: xx"
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA Finance Charge test due to calculated finance charge of xx exceeds disclosed finance charge of xx for an under disclosed amount of -xx."		Moderate	Not Covered	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DL3AT3IRY7E	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.375%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	xx	44.088%	Second	Commitment	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of xx with xx.
There is an active prior mortgage against the subject property in favor of xx, in the amount of xx, which originated on xx/xx/2018 and was recorded on xx/xx/2018 with the instrument | xx.
The 1st installment of county taxes for 2024-25 was paid in the amount of xx on xx/xx/2024.
The 2nd installment of county taxes for 2024-25 is due in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/2024, and the first payment date is xx/xx/2025. As per the seller’s tape as of xx/xx/2024, the next due date is xx/xx/2025. The current P&I is xx with an interest rate of 9.3750%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
As per the seller’s tape as of xx/xx/2024, the next due date is xx/xx/2025. The current UPB is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
No information has been found stating the borrower’s income was impacted by Covid-19.
BWR1 has been SE for 18.75 years at xx and receives SSI and pension income.
BWR2 has been SE for 18.75 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #2 Middle Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Borrower #2Middle Name is Not Applicable Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 44.088%   Tape Value: 60.264%   Variance: -16.176%   Variance %: -16.17600%   Comment: Borrower DTI Ratio Percent is 44.088%   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 50.041%   Tape Value: 45.784%   Variance: 4.257%   Variance %: 4.25700%   Comment: Original OLTV Ratio Percent is 50.784%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 50.041% Tape Value: 13.469% Variance: 36.572% Variance %: 36.57200% Comment: Original Standard LTV (OLTV) is 50.041% Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 44.08%. The tape reflects an increased DTI of 60.26%. Further details not provided. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has been SE for 18.75 years at xx and receives SSI and pension income. BWR2 has been SE for 18.75 years at xx, FICO 688, and xxM equity in the subject."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Compliance Testing (Lvl 2) "Loan failed GSE (xx) QM APR test due to APR calculated 9.587% exceeds APR threshold of 8.610% over by +0.977%. Subject loan is not escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 9.683% exceeds APR threshold of 7.860% over by +1.823%. The subject loan is not escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx).

Loan failed CA AB 260 higher-priced mortgage loan test due to an APR calculated at 9.683% exceeds APR threshold of 7.860% over by +1.823%.  The subject loan is not escrowed.

Loan failed qualified mortgage safe harbor threshold test due to APR calculated 9.587% exceeds APR threshold of 7.860% over by +1.727%. Subject loan is not escrowed.

Loan failed qualified mortgage APR threshold test due to APR calculated 9.587% exceeds APR threshold of 8.610% over by +0.977%. Subject loan is not escrowed.

This loan failed the higher-priced mortgage loan required escrow account test due to the payment of homeowner's insurance and property taxes for properties that are not a condominium, high rise condominium, or planned unit development, or the loan contains a custom fee with an associated attribute of "escrow or reserves" and the fee does not have a dollar value listed; or the payment of property taxes for condominium, or high rise condominium, or planned unit development.

																																																																																								Subject loan originated on xx/xx/2024 and the 1 year affirmative defense period is open."		Critical	Fail	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3112VWBSK8Y	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	43.100%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of xx in favor of xx for xx.
No active judgments or liens were found.
The 3rd and 4th installments of county taxes for 2025 are due in the total amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to tape data payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current P&I is xx and the interest rate is 6.500%. The current UPB as per payment history is xx.	Collections Comments:The current status of the loan is performing.
According to tape data payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB as per payment history is xx.
Unable to determine the RFD.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No comments have been found for foreclosure.
No comments have been found for damage or repairs.
As per tape data, the property is owner-occupied.
BWR has been SE for 6.58 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject was approved as OO. Tape shows the subject property is NOO due to misrepresentation. Further details not provided. Elevated for client review."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The following fees were included in the test
Administration Fee paid by Borrower: xx
Employment Verification Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Warehousing Fee paid by Borrower: xx."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The following fees were included in the test
Administration Fee paid by Borrower: xx
Employment Verification Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Warehousing Fee paid by Borrower: xx."
* Missing Initial Closing Disclosure (Lvl 3) "Initial CD is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject is OO and was approved at 43.10%. Tape shows subject is NOO, causing lender to omit BWR primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR has been SE for 6.58 years at xx, Inc, FICO 759, and xxK equity in the subject."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "Compliance ease TRID tolerance test is incomplete due to initial CD is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2023 and the SOL is 1 year."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HD4TZ9WWAWE	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.990%	180	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	33.224%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx with "xx".
No active judgments or liens have been found.
The annual county taxes for 2024 were due in the amount of xx on xx/xx/2025.
The annual town taxes for 2024 were paid in the amount of xx on xx/xx/2024.
The annual county taxes for 2023 were paid in the amount of xx on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of xx and was applied to the due date of xx/xx/2024. The monthly P&I is xx, and the interest rate is 6.990%. The current UPB is xx.	Collections Comments:The current status is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of xx and was applied to the due date of xx/xx/2024. The monthly P&I is xx, and the interest rate is 6.990%. The current UPB is xx.
The RFD is unable to be determined.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
Unable to determine the current occupancy status.
BWR started the new job on xx/xx/2023 as a template measure technician at XXXX. BWR has prior employment experience as a worker between xx/xx/2020 and xx/xx/2023 for 3.66 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 12 Tape Value: 11 |---| 1 |----| 9.09090% Comment: Age of loan is 12. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan fails Brokerage/Finder Fee test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: xx
Underwriting Fee paid by Lender: xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 33.22%. Tape shows BWR was qualified based on a new employment offer but never started the new job. Further details not provided. BWR defect. Subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR started the new job on xx/xx/2023 as a template measure technician at XXXX, FICO 737, and xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed the TILA finance charge test due to finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of -xx. Reason for finance charge under disclosure is unknown as the fee itemization is missing.

Loan failed the TILA APR test due to APR calculated 7.185% APR threshold of 7.540% under by -0.355%. Subject loan is escrowed. Subject loan is a purchase, originated on xx/xx/2023, and the 1-year SOL has expired."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2023 reflects Appraisal Fee at xx. Final CD dated xx/xx/2023 reflects Appraisal Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2023, and the 1-year SOL has expired."		Moderate	Pass	Fail	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LWTBTYT32IT	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$5,488.65	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.400%	480	xx/xx/2007	xx/xx/2007	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	37.604%	First	Final policy	Not Applicable	xx	xx/xx/2010	xx	Not Applicable	5.000%	xx	xx/xx/2010	XXXX	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 with the lender xx. In the amount of xx which was recorded on xx/xx/2007.
There is a junior mortgage against the subject property in favor of xx, A Federal Association, in the amount of xx, which was recorded on xx/xx/2007.
The first installment of county taxes for the year of 2024/25 is delinquent in the amount of xx, which was due on xx/xx/2024 and is good through xx/xx/2025.
The second installment of county taxes for the year of 2024/2025 is due in the amount of xx, which was due on xx/xx/2025.

According to the payment history as of xx/xx/2024, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2024. Unable to determine the last payment received details. The current P&I is xx, and the interest rate is 5.00%. The new UPB is reflected in the amount of xx.	Collections Comments:The loan is in collection.
According to the payment history as of xx/xx/2024, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2024. Unable to determine the last payment received details. The current P&I is xx and the interest rate is 5.00%. The new UPB is reflected in the amount of xx.
As per the comment dated xx/xx/2024, the reason for default is excessive obligation.
The loan was modified on xx/xx/2010.
No foreclosure activity has been found.
No bankruptcy details have been found.
The comment dated xx/xx/2024 shows the subject property is owner occupied. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2010 between the borrower and lender with the modified principal balance of xx. The lender agrees to forgive in the amount of xx. The debtor has promises to pay in the amount of xx with an interest rate of 5.00% beginning from xx/xx/2010 till new maturity date of xx/xx/2047.	HUD-1 Closing Statement	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is not applicable. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: Current value date is not applicable.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Deferred balance amount is not applicable.   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Unavailable   Tape Value: xx/xx/2020   Variance:    Variance %:    Comment: Forbearance plan start date is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 80.000%   Tape Value: 8000.000%   Variance: -7920.000%   Variance %: -7920.00000%   Comment: Collateral Value used for Underwriting: xx. Amount of Secondary Lien(s): xx. Loan Amount: xx. CLTV 80.000%%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: MMM000000000000000000001   Tape Value: 321000000000000000000001   Variance:    Variance %:    Comment: Payment history string MMM000000000000000000001.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property address street is XXXX.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2047   Tape Value: xx/xx/2041   Variance: 2372 (Days)   Variance %:    Comment: Stated maturity date is xx/xx/2047.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: 274   Tape Value: 196   Variance: 78   Variance %: 39.79591%   Comment: Stated remaining term is 274.   Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: xx Tape Value: xx Variance: xx Variance %: 31.48938% Comment: Total balance of junior lien xx. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "HUD-1 is not signed by BWR."	* Cash out purchase (Lvl 2) "The subject loan is purchase case. Final HUD-1 dated xx/xx/2007 reflects cash to in the amount of xx."
																																																																																								* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the per diem interest amount test."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YY2Q575XVDN	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	1.350%	480	xx/xx/2005	xx/xx/2005	Conventional	ARM	Purchase	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Yes	Yes	No	xx	Not Applicable	25.056%	First	Final policy	Not Applicable	xx	xx/xx/2010	xx	Not Applicable	5.000%	xx	xx/xx/2010	XXXX	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2005 with the lender xx which was recorded on xx/xx/2005.
There is a junior mortgage against the subject property in favor of xx, FA, a federal association, in the amount of xx which was recorded xx/xx/2005.
The first installment of county taxes for 2024/2025 was paid on xx/xx/2024 in the amount of xx.
The second installment of county taxes for 2024/2025 is due on xx/xx/2025 in the amount of xx.
No prior year’s delinquent taxes have been found.
According to payment history tape data as of xx/xx/2024, the borrower is one month delinquent with the loan, and the next due date is xx/xx/2024. Details of last payment received unable to determine. The current P&I is xx with an interest rate of 5.00%. The current UPB reflected as per the payment history tape data is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is collection.
According to payment history tape data as of xx/xx/2024, the borrower is one month delinquent with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history tape data is xx.
Unable to determine the RFD.
The loan was modified on xx/xx/2010.
As per the collection comment dated xx/xx/2024, the borrower was approved for the 5-month repayment plan that was started on xx/xx/2024 with a monthly payment of xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was signed between the borrower, xx, and lender xx. The unpaid principal balance is xx. The principal balance of the note on the modification from the effective date is forgiven by xx. The new principal balance is xx. The borrower promised to pay the monthly P&I in the amount of xx with an interest rate of 5.000% beginning from xx/xx/2010 until the maturity date of xx/xx/2039.	HUD-1 Closing Statement Prepayment Penalty Rider	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: Current Value Date is Not Applicable   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 7500.000%   Variance:    Variance %:    Comment: Original Standard LTV (OLTV) is Unavailable   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: M00100000000000000000000   Tape Value: 100100000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property Address Street is XXXX   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: 177   Tape Value: 154   Variance: 23   Variance %: 14.93506%   Comment: Stated Remaining Term is 177   Tape Source: Initial   Tape Type:
																																																																																				Field: Total Balance of Junior Lien(s) Loan Value: xx Tape Value: xx Variance: xx Variance %: 12.91180% Comment: Total Balance of Junior Lien(s) is xx Tape Source: Initial Tape Type:	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."	* Prepayment Rider Missing (Lvl 2) "Prepayment rider is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Q8I6MFA1FP6	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.250%	360	xx/xx/2006	xx/xx/2006	Conventional	ARM	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Investor	Yes	Yes	No	xx	Not Applicable	27.614%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2013	xx	Not Applicable	3.310%	xx	xx/xx/2013	XXXX	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 in the amount of xx with xx, FA.
There is a credit card judgment against xx favor of xx for the amount of xx which was recorded on xx/xx/2019.
 There is one UCC lien against xx was recorded on xx/xx/2021. The amount of lien is not available on the supporting document.
The first installment of county taxes for the year 2024 was paid in the amount of xx on xx/xx/2024.
The second installment of county taxes for the year 2024 is due in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history tape data as of xx/xx/2024, the borrower has been delinquent for 5 months, and the next due date is xx/xx/2024. Unable to determine the last transaction details. The current P&I is xx with an interest rate of 3.310%. The current UPB is xx.	Collections Comments:The current status of the loan is collection.
According to payment history tape data as of xx/xx/2024, the borrower has been delinquent for 5 months, and the next due date is xx/xx/2024. The current UPB is xx.
This modification agreement signed between the borrower and lender with an effective date of xx/xx/2013 shows the new modified unpaid principal balance as xx
As per the comment dated xx/xx/2024, the RFD is illness of the principal borrower.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
As per the comment dated xx/xx/2024, the servicer provided a 5-month repayment plan. As per the comment dated xx/xx/2024, the repayment plan was denied.
The FC was initiated on the loan. As per UT dated xx/xx/2025, the complaint was filed on xx/xx/2012 located at "xx" and the notice of rescission was filed on xx/xx/2013 located at "xx". Further details are not provided.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the current condition of the subject property.
No post-close bankruptcy record has been found.
Foreclosure Comments:The FC was initiated on the loan. As per UT dated xx/xx/2025, the complaint was filed on xx/xx/2012 located at "xx" and the notice of rescission was filed on xx/xx/2013 located at "xx". Further details are not provided.
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower and lender with an effective date of xx/xx/2013 shows the new modified unpaid principal balance as xx out of which xx is interest bearing amount. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 3.310% starting on xx/xx/2013 and continuing until the new maturity date of xx/xx/2027. As per the modification agreement, the lender has forgiven principal in the amount of xx.	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: Current Value Date is Not Applicable   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 79.404%   Tape Value: 7940.000%   Variance: -7860.596%   Variance %: -7860.59600%   Comment: Original Standard LTV (OLTV) is 79.404%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: MMMMM0000000000000000000   Tape Value: 543210000000000000000000   Variance:    Variance %:    Comment: Payment History String is 443210000000000000000000   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property Address Street is XXXX   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: xx/xx/2012   Tape Value: xx/xx/2012   Variance: 55 (Days)   Variance %:    Comment: S&C Filing Date is xx/xx/2012   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: 36 Tape Value: 31 Variance: 5 Variance %: 16.12903% Comment: Stated Remaining Term is 144 Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
F2KGG6HEVXW	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.638%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	XXXX	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 with the lender xx.
No active liens or judgments have been found against the borrower or subject property.
The first installment of county taxes for 2023 was paid in the amount of xx.
The second installment of county taxes for 2024 is due in the amount of xx.
No prior year’s delinquent taxes have been found.

According to the seller’s tape as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment received date is not available. The current unpaid principal balance is xx. The current P&I is xx, and the interest rate is 5.250%.	Collections Comments:The loan is currently performing.
According to the seller’s tape as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current unpaid principal balance is xx.
The loan has been modified on xx/xx/2012.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated xx/xx/2024, the reason for default is illness of the borrower.
As per the comment dated xx/xx/2024, the subject property is owner occupied.
As per the comment dated xx/xx/2024, the trial plans were extended several times from xx/xx/2022 to xx/xx/2024.
No comment pertaining to the damage to the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of xx, an interest rate of 10.638% and a maturity date of xx/xx/2037. The P&I, as per the payment history tape, is xx, and the interest rate is 5.250%. There is a difference in P&I with respect to note data. As per the tape, the loan was modified on xx/xx/2012. The modification agreement is missing from the loan file.

Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Prepayment Penalty Rider Right of Rescission	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx/xx/2012   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 96.585%   Tape Value: 9660.000%   Variance: -9563.415%   Variance %: -9563.41500%   Comment: Original standard LTV is 96.585%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: MMM111111110112111111122   Tape Value: 010000000000001000000011   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per note.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Unavailable   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: Unavailable   Tape Value: xx/xx/2037   Variance:    Variance %:    Comment: Stated maturity date is U/A.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 149 Tape Value: 148 Variance: 1 Variance %: 0.67567% Comment: Stated remaining term is 149. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1, along with estimated HUD-1 and fee itemization, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value at xxK. Current UPB: xxK."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
* Prepayment Rider Missing (Lvl 2)     "Prepayment rider is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
75CZA583FHA	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.450%	360	xx/xx/2004	xx/xx/2004	Conventional	ARM	Unavailable	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Unavailable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	29.587%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	XXXX	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2004 and recorded on xx/xx/2004 with the lender xx.
No active liens or judgments have been found against the borrower or subject property.
The first and second installments of county taxes for 2023 were paid in the amount of xx.
The water/sewer charges for 2025 are delinquent in the amount of xx on xx/xx/2025.
According to the seller’s tape as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment received date is not available. The current unpaid principal balance is xx. The current P&I is xx and the interest rate is 4.750%.

Collections Comments:The loan is currently performing.
According to the seller’s tape as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current unpaid principal balance is xx.
The loan has been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the seller’s tape, the subject property is owner occupied.
The reason for the default is unable to be determined.
As per the seller’s tape, the Covid forbearance plan was approved from xx/xx/2022 to xx/xx/2022.
As per the comment dated xx/xx/2024, the subject property was damaged due to hail on xx/xx/2023. The insurance claim check was received in the amount of xx on xx/xx/2024 and xx on xx/xx/2024. The estimated cost of repairs is unable to be determined. Unable to determine whether the repairs have been completed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional ARM-rate mortgage with a P&I of xx, an interest rate of 7.450%, and a maturity date of xx/xx/2034. The P&I as per payment history is xx, and the interest rate is 4.750%. As per tape, the loan was modified on xx/xx/2012. The modification agreement is missing from the loan file.	HUD-1 Closing Statement Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is not applicable Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: Current value date is not application   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx/xx/2012   Variance:    Variance %:    Comment: Doc date of last modification is unavailable   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment: Mod step indicator is unavailable   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 6800.000%   Variance:    Variance %:    Comment: Original standard LTV (OLTV) is 68.000%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: M00000000000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Payment history string M0000000000000000000000000000000000   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Unavailable   Tape Value: Cash Out   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: Unavailable   Tape Value: xx/xx/2034   Variance:    Variance %:    Comment: Stated maturity date is unavailable   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 119 Tape Value: 84 Variance: 35 Variance %: 41.66666% Comment: Stated remaining term is 119. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "File missing final HUD. CE was tested using the latest TIL itemization in file."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of January 1, 2009."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB xxK."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FYE5RZTYHVD	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	No	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	xx/xx/1994	xx/xx/1994	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2013	xx	Not Applicable	7.125%	xx	xx/xx/2013	XXXX	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/1994 and was recorded on xx/xx/1994 in the amount of xx in favor of xx.
No active judgments or liens were found.
The annual county taxes for 2024 were paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is xx and interest rate is 7.250%. The UPB is xx.	Collections Comments:The current status of the loan is performing.
As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. The UPB is xx.
The loan was modified on xx/xx/2013.
Unable to determine the current status of occupancy.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
No comments have been found stating the borrower’s income was impacted by Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower xx and lender xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 7.125% starting on xx/xx/2013 and continuing until the new maturity date of xx/xx/2053. There is no deferred balance and principal forgiven amount.	Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: Current Value Date is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 9750.000%   Variance:    Variance %:    Comment: Original Standard LTV(OLTV) is Unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: M00000000000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: M00000000000000000000000   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 342 Tape Value: 298 Variance: 44 Variance %: 14.76510% Comment: Stated Remaining term is 342 Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents."
																																																																																								* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3J7BJVGSVS6	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	xx/xx/2007	xx/xx/2007	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	50.663%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	3.000%	xx	xx/xx/2021	XXXX	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 and was recorded on xx/xx/2007 in the amount of xx in favor of xx.
There is a state tax lien against xx favor of the xx in the amount of xx, which was recorded on xx/xx/2008.
There are 02 credit card judgments found against the borrower filed by different plaintiffs in the total amount of xx, which were recorded on xx/xx/2018 and xx/xx/2023.
The 1st installment of county taxes for xx was paid in the total amount of xx on xx/xx/2024.
The 2nd installment of county taxes for xx is due in the total amount of xx on xx/xx/2025.
The annual water charges for 2025 have been due in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is xx and interest rate is 3.700%. The UPB is xx.	Collections Comments:The current status of the loan is performing.
As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. The UPB is xx.
As per the servicing comment dated xx/xx/2024, the reason for default is curtailment of income.
The loan was modified on xx/xx/2021
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
As per tape data, borrower’s income was impacted by covid. The borrower was on a forbearance plan that started from xx/xx/2020 to xx/xx/2021.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower and lender with an effective date of xx/xx/2021 shows the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 3.000% starting on xx/xx/2021 and continuing until the new maturity date of xx/xx/2061. There is no deferred balance and principal forgiven amount.	Final Truth in Lending Discl. HUD-1 Closing Statement	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: Current Value Date is Not Applicable   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 67.978%   Tape Value: 6800.000%   Variance: -6732.022%   Variance %: -6732.02200%   Comment: Original Standard LTV (OLTV) is 67.978%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: M11100010000000001000000   Tape Value: 011100010000000001000000   Variance:    Variance %:    Comment: Payment History String is 11100010000000000010000000000   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 442 Tape Value: 445 Variance: -3 Variance %: -0.67415% Comment: Stated Remaining Term is 442 Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "File missing final HUD. CE was tested using the latest TIL itemization in file."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA APR test as final TIL is missing from the loan documents."
																																																																																								* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
O5ZNQI6PTXL	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.250%	360	xx/xx/2006	xx/xx/2006	Conventional	ARM	Unavailable	Unavailable	Unavailable	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	xx	xx	45.240%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2012	xx	Not Applicable	5.850%	xx	xx/xx/2013	XXXX	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2006 and was recorded on xx/xx/2006 in the amount of xx in favor of xx
There is an active prior mortgage against the subject property in favor of xx in the amount of xx, which originated on xx/xx/2002 and was recorded on xx/xx/2002 with the instrument # xx
The 1st installment of county taxes for xx is due in the total amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is xx and interest rate is 5.850%. The UPB is xx.

Collections Comments:The current status of the loan is performing.
As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. The UPB is xx.
The reason for default is not available in latest servicing comments.
Unable to determine the current status of occupancy.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
The loan was modified on xx/xx/2012.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
No comments have been found stating the borrower’s income was impacted by Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower and lender with an effective date of xx/xx/2012 shows the new modified unpaid principal balance is xx .The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 5.850% starting on xx/xx/2013 and continuing until the new maturity date of xx/xx/2052. There is no deferred balance and principal forgiven amount.	HUD-1 Closing Statement	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 8500.000%   Variance:    Variance %:    Comment: Collateral Value used for Underwriting: xx. Amount of Secondary Lien(s): xx. Loan Amount: xx. CLTV 85.000%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: M00000000000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Payment history string 100000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Unavailable   Tape Value: Cash Out   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value: xx/xx/2012   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: 332 Tape Value: 303 Variance: 29 Variance %: 9.57095% Comment: Stated remaining term 332. Tape Source: Initial Tape Type:	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."			Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5MUUCD574YV	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	Unavailable	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	42.587%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2013	xx	Not Applicable	4.625%	xx	xx/xx/2013	XXXX	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 and was recorded on xx/xx/2007 in the amount of xx in favor of xx for xx.
No active judgments or liens were found.
The annual combined taxes for 2024 were paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is xx and interest rate is 4.625%. The UPB is xx.	Collections Comments:The current status of the loan is performing.
As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. The UPB is xx.
As per the servicing comment dated xx/xx/2024, the reason for default is excessive obligation.
As per servicing comment dated xx/xx/2023, the subject property is owner occupied.
The loan was modified on xx/xx/2013.
The foreclosure was initiated in 2023 with the loan. As per servicing comments dated xx/xx/2023, the foreclosure sale was scheduled for xx/xx/2023. As per servicing comments dated xx/xx/2023, the foreclosure case closed for reinstatement.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
As per servicing comment dated xx/xx/2024, borrower was approved for repayment plan for 5 months in the amount of xx. The repayment plan began on xx/xx/2024.
No evidence has been found regarding litigation and contested matter.
No information has been found related to damage or repairs.
Foreclosure Comments:The foreclosure was initiated in 2023 with the loan. As per servicing comments dated xx/xx/2023, the foreclosure sale was scheduled for xx/xx/2023. As per servicing comments dated xx/xx/2023, the foreclosure case closed for reinstatement.
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower xx and lender xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 4.625% starting on xx/xx/2013 and continuing until the new maturity date of xx/xx/2049. There is no deferred balance and principal forgiven amount.	HUD-1 Closing Statement Notice of Servicing Transfer	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: 20.000%   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $-2000.00   Variance %: -1.51515%   Comment: Appraised value xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 100.000%   Tape Value: 10000.00%   Variance: -9900.000%   Variance %: -9900.00000%   Comment: Standard LTV is 100.000%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: M01110000000000044444432   Tape Value: 001110000000000098765433   Variance:    Variance %:    Comment: M01110000000000044444433   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property address street is XXXX.   Tape Source: Initial   Tape Type:
																																																																																				Field: S&C Filing Date Loan Value: Unavailable Tape Value: xx/xx/2023 Variance: Variance %: Comment: Unavailable. Tape Source: Initial Tape Type:	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer doc is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YHD4UVCZ443	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	No	Not Applicable	Second	$0.00	xx	xx/xx/2024	xx	No	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	6.250%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	xx	xx	66.414%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2014	xx	xx	4.250%	xx	xx/xx/2014	XXXX	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2008 and was recorded on xx/xx/2008 in the amount of xx in favor of xx for xx.
There is an active prior mortgage against the subject property in favor of xx for xx. in the amount of xx, which originated on xx/xx/2007 and was recorded on xx/xx/2008 with the instrument | Book/Page # xx .
The 1st and 2nd installments of county taxes for 2023 were paid in the total amount of xx on xx/xx/2024 and xx/xx/2024.
The 1st installment of county taxes for 2024 is due in the total amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is currently 3 months delinquent with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx and deferred balance is xx.	Collections Comments:The current status of the loan is active bankruptcy.
According to the payment history as of xx/xx/2024, the borrower is currently 3 months delinquent with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx and deferred balance is xx.
As per the servicing comment dated xx/xx/2024, the reason for default is excessive obligations.
The foreclosure was initiated in 2014 with the loan. As per the notice of lis pendens located at (xx), the foreclosure complaint was filed on xx/xx/2014 in favor of xx, National Association, with case #14-CH-02453, which was recorded on xx/xx/2014. As per the document located at xx, the foreclosure case is voluntarily dismissed on xx/xx/2014. Further details were not provided.
According to the PACER, the borrower filed the bankruptcy under Chapter 7 with case# xx on xx/xx/2024. The bankruptcy is still active.
As per the deferment agreement dated xx/xx/2023, which is located at "xx"
As per servicing comment dated xx/xx/2023, subject property was damaged due to hail. The date of loss is xx/xx/2022 and the borrower filed insurance claim for loss amount xx. There is no evidence of completion of repairs.
As per servicing comment dated xx/xx/2024, the subject property is owner occupied.
Foreclosure Comments:The foreclosure was initiated in 2014 with the loan. As per the notice of lis pendens located at (xx), the foreclosure complaint was filed on xx/xx/2014 in favor of xx, National Association, with case #14-CH-02453, which was recorded on xx/xx/2014. As per the document located at xx, the foreclosure case is voluntarily dismissed on xx/xx/2014. Further details were not provided.
Bankruptcy Comments:According to the PACER, the borrower xx filed the bankruptcy under Chapter 7 with case #xx on xx/xx/2024. As per the voluntary petition schedule D (xx), the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The bankruptcy is still active.	The step modification agreement signed between the borrower and lender with an effective date of xx/xx/2014 shows the new modified unpaid principal balance is xx. The deferred balance is xx and interest-bearing UPB is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 2.00% starting on xx/xx/2014, which will be changed in 4 steps until the new maturity date of xx/xx/2054. The terms will change in 4 steps which ends with rate of interest of 4.25% and P&I of xx. There is no principal forgiven amount.	Notice of Servicing Transfer	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is not applicable   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: Current value date is not applicable   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: xx   Tape Value: xx   Variance: $-548.92   Variance %: -0.38405%   Comment: Deferred Balance Amount is xx.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: MI company is UGI.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Mod step indicator is yes   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 91.071%   Tape Value: 9110.000%   Variance: -9018.929%   Variance %: -9018.92900%   Comment: Original Standard LTV 91.071%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: MMM100000000000001111000   Tape Value: 321100000000000001111000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property Address Street XXXX.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: 361 Tape Value: 356 Variance: 5 Variance %: 1.40449% Comment: Stated Remaining Term is 361. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$7,378.40	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
T9S9U62GFJA	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	Unavailable	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.850%	360	xx/xx/2005	xx/xx/2005	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	46.109%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2018	xx	Not Applicable	4.650%	xx	xx/xx/2018	XXXX	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2005 and was recorded on xx/xx/2005 in the amount of xx in favor of xx, NA.
No active judgments or liens were found.
The 1st and 2nd installments of county taxes for 2023/2024 were paid in the total amount of xx on xx/xx/2024 and xx/xx/2024.
No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is xx and interest rate is 4.625%. The UPB is xx.

Collections Comments:The current status of the loan is performing.
As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. The UPB is xx.
As per the servicing comment dated xx/xx/2023, the reason for default is curtailment of income.
As per servicing comment dated xx/xx/2023, the subject property is owner occupied.
The loan was modified on xx/xx/2018.
As per servicing comment dated xx/xx/2023, the foreclosure was initiated in 2023 with the loan. As per servicing comment dated xx/xx/2023, the foreclosure case closed for reinstatement.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No evidence has been found regarding litigation and contested matter.
No information has been found related to damage or repairs.
Foreclosure Comments:As per servicing comment dated xx/xx/2023, the foreclosure was initiated in 2023 with the loan. As per servicing comment dated xx/xx/2023, the foreclosure case closed for reinstatement. Further details were not provided.
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower xx and lender xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 4.625% starting on xx/xx/2018 and continuing until the new maturity date of xx/xx/2058. There is no deferred balance and principal forgiven amount.	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 90.000%   Tape Value: 9000.000%   Variance: -8910.000%   Variance %: -8910.00000%   Comment: 90.000%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: M00000000000004443322112   Tape Value: 000000000000006543322112   Variance:    Variance %:    Comment: M00000000000004443322112   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Unavailable   Tape Value: xx/xx/2023   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: 405 Tape Value: 407 Variance: -2 Variance %: -0.49140% Comment: 405 Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Indiana license validation test. The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of January 1, 2009."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OVQ5G71SGID	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	No	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	1.250%	360	xx/xx/2004	xx/xx/2004	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2004	xx	Primary	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	15.965%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2018	xx	Not Applicable	4.625%	xx	xx/xx/2018	XXXX	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2004 and recorded on xx/xx/2004 in the amount of xx with xx.
There is one junior mortgage against the subject property in favor of xx in the amount of xx recorded on xx/xx/2005.
There are 7 credit card judgments found against the borrower in the total amount of xx filed by different plaintiffs, which were recorded on different dates.
The first installment of county taxes for 2024/2025 was paid in the amount of xx on xx/xx/2024.
The second installment of county taxes for 2024/2025 is due in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	As per the review of tape data of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. The current P&I xx, and the interest rate is 4.625%. The UPB is xx and the deferred balance is xx. As per the deferment agreement located at "xx", the lender deferred the 15 payments in the total amount of xx.	Collections Comments:The current status of the loan is performing.
As per the review of tape data of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. The UPB is xx and the deferred balance is xx.
The modification agreement was signed between the borrower and lender on xx/xx/2018.
As per the comment dated xx/xx/2024, the reason for default is curtailment of income.
As per the servicing comment dated xx/xx/2024, the subject property is owner occupied.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape data, the borrower's income was impacted by covid, and the borrower was on a forbearance plan that started from xx/xx/2020 to xx/xx/2021.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower and lender with an effective date of xx/xx/2018 shows the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 4.625% starting on xx/xx/2018 and continuing until the new maturity date of xx/xx/2058. There is no deferred balance and principal forgiven amount.	Prepayment Penalty Rider	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is Not Applicable Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: Current value Date is Not Applicable   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Deferred balance amount is Not Applicable   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Not Applicable   Tape Value: xx/xx/2020   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 75.000%   Tape Value: 7500.000%   Variance: -7425.000%   Variance %: -7425.00000%   Comment: Original standard LTV is 75.000%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: MMM010000000000000000000   Tape Value: 021010000000000000000000   Variance:    Variance %:    Comment: Payment history string is MN010000000000000000000000   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property Address Street is XXXX   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: 406   Tape Value: 409   Variance: -3   Variance %: -0.73349%   Comment: Stated remaining term is 406   Tape Source: Initial   Tape Type:
																																																																																				Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Total balance of junior lien is Not Applicable Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the per diem interest amount test due to the per diem interest amount charged on the loan xx exceeds the per diem interest charge or credit threshold XXXX." * Prepayment Rider Missing (Lvl 2) "Prepayment rider is missing from the loan documents."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$9,814.75	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
05YBDAEHCL0	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.875%	180	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2013	xx	xx	2.000%	xx	xx/xx/2013	XXXX	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 in the amount of xx with MERS as xx, and it was recorded on xx/xx/2007.
There is junior mortgage against the subject property originated on xx/xx/2006 and recorded on xx/xx/2008 in the amount of xx in favor of ‘The XXXX’.
The annual county taxes for 2023 are paid on xx/xx/2024 in the amount of xx.
The annual county taxes for 2024 are due on xx/xx/2024 and xx/xx/2025 in the amount of xx.
No prior year taxes are delinquent.
According to the tape data of PH as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The date of the last payment received is not available. The interest rate is 3.375% and the P&I is xx. The current UPB is xx and deferred amount is xx.	Collections Comments:The current status of the loan is performing.
According to the tape data of PH as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx and deferred amount is xx.
This modification agreement signed between the borrower and lender with an effective date of xx/xx/2013.
No records for foreclosure and bankruptcy have been found.
No repairs and damage have been found.
As per seller tape data, the borrower's income is impacted by COVID-19, and a forbearance plan was started on xx/xx/2020 which was ended on xx/xx/2021. Further details not found.
As per tape data, the current occupancy of subject property is owner occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower and lender with an effective date of xx/xx/2013 shows the new modified unpaid principal balance is xx, out of which xx is the interest-bearing amount and the deferred amount is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 2.000% starting on xx/xx/2013, which will be changed in 3 steps until the new maturity date of xx/xx/2053. The rate and P&I will change in 3 steps, which ends with 3.375% and xx. As per the document dated xx/xx/2014 located at "xx" the forgiven amount is xx.	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is Not Applicable Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: Current value date is Not Applicable   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Currently in Foreclosure? is No   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 62.21308%   Comment: Deferred Balance Amount is xx   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2013   Tape Value: xx/xx/2014   Variance: -549 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Mod Step Indicator is Yes   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 15.23809%   Comment: Original Appraised value is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 82.430%   Tape Value: 9500.000%   Variance: -9417.570%   Variance %: -9417.57000%   Comment: Original Standard LTV (OLTV) is 82.430%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: M00000000000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Payment History String is M0000000000000000000000000   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value: xx/xx/2012   Variance:    Variance %:    Comment: S&S Filing Date is Not Applicable   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: 337 Tape Value: 333 Variance: 4 Variance %: 1.20120% Comment: Stated Remaining Term is 337 Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA Foreclosure Rescission Finance due to calculated finance charge of xx exceeds disclosed finance charge of xx for an under disclosed amount of -xx."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
R72FET1UP5H	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	9.100%	360	xx/xx/2007	xx/xx/2007	HELOC	ARM	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Second	Short Form Policy	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 in the amount of xx with the lender xx.
There is a prior mortgage against the subject property that was originated on xx/xx/2007 and recorded on xx/xx/2007 in the amount of xx with the lender "xx".
There are 3 civil judgments against xx "xx" in the amount of xx, which were filed by the different plaintiffs and recorded on different dates.
The first installment of county taxes for xx is paid in the amount of xx on xx/xx/2024.
The second installment of county taxes for xx is due in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	The subject is a HELOC loan. As per the review of tape data of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. The current interest-only payment is xx, and the interest rate is 8.350%. The UPB is xx. The subject mortgage contains interest-only payments for 30 years. There is a deferred balance in the amount of xx.	Collections Comments:The current status is performing.
As per the review of tape data of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. The current interest-only payment is xx, and the interest rate is 8.350%. The UPB is xx.
As per the tape, the BWR's income was impacted by the COVID and the FB plan was started on xx/xx/2020 and ended on xx/xx/2020.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	ARM Rider Final Truth in Lending Discl.	Field: ARM Index Margin Percent Loan Value: 14.000% Tape Value: 110.000% |---| -96.000% |----| -96.00000% Comment: ARm index margin percent 14.000% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: Current value date is not applicable.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Deferred balance amount is not applicable.   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value: xx/xx/2007   Tape Value: xx/xx/2007   Variance: 31 (Days)   Variance %:    Comment: first rate change date xx/xx/2007.   Tape Source: Initial   Tape Type:
Field: HELOC Draw Period (Yrs)   Loan Value: 10   Tape Value: 120   Variance: -110   Variance %: -91.66666%   Comment: HELOC draw period 10 years.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Mod step indicator is not applicable.   Tape Source: Initial   Tape Type:
Field: Next Rate Change Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2024   Variance: 330 (Days)   Variance %:    Comment: Next rate change date xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Original appraised value is unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 470.000%   Variance:    Variance %:    Comment: Original standard LTV is unavailable.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: M00000000000000000000000 Tape Value: 000000000000000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents."
* Missing Borrower Billing Rights (RESPA) (Lvl 2)     "Borrower billing rights is missing from the loan documents."
* Missing HELOC Disclosures (RESPA) (Lvl 2)     "HELOC disclosures is missing from the loan documents."
																																																																																								* Mortgage - Missing required ARM Rider (Lvl 2) "ARM rider is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
AQB2J38PN2F	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx/xx/2003	xx	Primary	Yes	Yes	No	xx	Not Applicable	13.303%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2011	xx	Not Applicable	4.500%	xx	xx/xx/2011	XXXX	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2003 and recorded on xx/xx/2003 in the amount of xx with xx.
There are two writs of fieri facias (xx) against the BWR "xx" in the amount of xx in favor of "xx" which were recorded on xx/xx/2016 and xx/xx/2023.
There are two hospital liens against the BWR "xx" in the amount of xx, which were filed by the different plaintiffs and recorded on xx/xx/2017 and xx/xx/2021.
The annual county taxes for 2024 were paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.
As per the review of tape data of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. The current P&I is xx, and the interest rate is 4.500%. The UPB is xx.	Collections Comments:The current status is performing.
As per the review of tape data of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. The current P&I is xx, and the interest rate is 4.500%. The UPB is xx.
This step rate modification agreement was signed between the borrower, and the lender on xx/xx/2011.
As per the comment dated xx/xx/2024, the RFD was curtailment of income.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This step rate modification agreement was signed between the borrower, "xx" and the lender, "xx" with an effective date of xx/xx/2011, and the new modified unpaid principal balance was xx, and BWR promises to pay the modified monthly P&I of xx with an interest rate of 4.500% starting on xx/xx/2011. The maturity date is xx/xx/2041. There is no deferred or forgiven amount.	Initial Escrow Acct Disclosure Mortgage Insurance	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicale Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: Current Value Date is Not Applicable   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Currently in Foreclosure? is No   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Mod Step Indicator Yes   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 94.994%   Tape Value: 9500.000%   Variance: -9405.006%   Variance %: -9405.00600%   Comment: Original Standard LTV(OLTV) is 94.994%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: M00000000000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Payment history strings is M0000000000000000000000000   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value: xx/xx/2011   Variance:    Variance %:    Comment: S&C Filing Date is Not Applicable   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 193 Tape Value: 118 Variance: 75 Variance %: 63.55932% Comment: Stated Remaining Term is 193 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* GSE Points and Fees Test Violations (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
																																																																																								* MI, FHA or MIC missing and required (Lvl 2) "Mortgage insurance certificate is missing from the loan documents."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9ZT26TP0PVW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	1.850%	360	xx/xx/2005	xx/xx/2005	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	19.927%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2010	xx	Not Applicable	4.000%	xx	xx/xx/2010	XXXX	As per the review of updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 in the amount of xx in favor of xx, FA, a Federal Association.
There is an active prior mortgage against the subject property in favor of xx in the amount of xx, which was recorded on xx/xx/2000.
There is an active junior mortgage against the subject property in favor of xx, a Federal Association, in the amount of xx, which was recorded on xx/xx/2006.
The 1st and 2nd installments of town taxes for 2025 are due in the total amount of xx on xx/xx/2025 and xx/xx/2025.
The annual town taxes for 2024 were paid in the total amount of xx on different dates.
No prior year’s delinquent taxes have been found.	According to the payment history tape data as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2025. Unable to determine the last payment received date. The current P&I is xx and the interest rate is 4.000%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history tape data as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2025. Unable to determine the last payment received date. The current P&I is xx and the interest rate is 4.000%. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
The modification agreement was signed between the borrower and lender with an effective date of xx/xx/2010.
Unable to determine the RFD.
As per tape data, the subject property is owner occupied.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was signed between the borrower and lender with an effective date of xx/xx/2010 and the new modified principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 4.000% starting on xx/xx/2010 and continuing until the new maturity date of xx/xx/2039. There is no deferred balance and principal forgiven amount.	Missing or error on the Rate Lock Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is not applicable Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: Current value Date is not applicable   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 80.000%   Tape Value: 8000.000%   Variance: -7920.000%   Variance %: -7920.00000%   Comment: Original standard LTV 80.00%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: M00000000000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Payment History String M000000000000000000000   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property Address Street XXXX   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: 169   Tape Value: 170   Variance: -1   Variance %: -0.58823%   Comment: Stated remaining term 169   Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Total Balance of junior lien is not applicable Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan document."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
G5RQB0I5SM8	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	8.980%	360	xx/xx/1999	xx/xx/1999	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/1999	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	41.589%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2025, the subject mortgage originated on xx/xx/1999 and recorded on xx/xx/1999 in the amount of xx in favor of "xx".
No active liens and judgments have been found against borrower and property.
The first and second installments of county taxes for 2023 were paid in the total amount of xx.
The first and second installments of county taxes for 2023 are due in the total amount of xx.
No prior year delinquent taxes have been found.
According to the payment history on the seller’s tape dated xx/xx/2024, the borrower is current with the loan. Unable to determine the last payment received date. The next due date for payment is xx/xx/2025. The P&I is xx. The UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history on the seller’s tape dated xx/xx/2024, the borrower is current with the loan. Unable to determine the last payment received date. The next due date for payment is xx/xx/2025. The P&I is xx. The UPB is xx.
Collection comment does not state RFD.
As per seller’s tape data the subject property is owner occupied.
No evidence has been found regarding foreclosure.
No evidence has been found regarding damage.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter-7 with the case #xx on xx/xx/2006. The BK was discharged on xx/xx/2006 and terminated on xx/xx/2006.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower "xx", filed bankruptcy under Chapter-7 with the case #xx on xx/xx/2006. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The BK was discharged on xx/xx/2006 and terminated on xx/xx/2006.	Not Applicable	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Bankruptcy (Post-Loan Origination)? is Yes Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: Current Value Date is Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 74.286%   Tape Value: 7430.000%   Variance: -7355.714%   Variance %: -7355.71400%   Comment: Original Standard LTC (OLTV) is 74.286%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: M00000000000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Payment History String is M00000000000000000000000   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of Refinance Per HUD-1 is Cash Out - Other   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose of Transaction per HUD-1 is Cash Out   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 56 Tape Value: 52 Variance: 4 Variance %: 7.69230% Comment: Stated Remaining Term is 56 Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home has not been affixed. As per appraisal report dated xx/xx/199 located at "xx", the subject property type is manufactured housing. The affidavit of affixation is not available in the loan file. The Alta-7 endorsement for manufactured home is not attached with the final title policy. The VIN# is not available in the legal description of the recorded mortgage. We are unable to confirm whether the home is attached to the land or not."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA finance charge test. Finance charge disclosed on final TIL as xx. Calculated finance charge is xx for an under disclosed amount of -xx. Reason for finance charge under disclosure is unknown as the fee itemization is missing.

Loan failed TILA Foreclosure rescission finance charge test. Finance charge disclosed on final TIL as xx. Calculated finance charge is xx for an under disclosed amount of -xx. Reason for finance charge under disclosure is unknown as the fee itemization is missing."
																																																																																								* GSE Points and Fees Test Violations (Lvl 2) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds"		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0HEJMOLNSAV	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	10.300%	180	xx/xx/1999	xx/xx/1999	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/1999	xx	Primary	Yes	Yes	No	xx	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2014	xx	Not Applicable	4.250%	xx	xx/xx/2014	XXXX	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/1999 and was recorded on xx/xx/1999 in the amount of xx in favor of xx.
There are 2 Writs of Fieri Facias (xx) found against the borrower in the total amount of xx filed by different plaintiffs, which were recorded on xx/xx/2024 and xx/xx/2024.
The annual combined taxes for 2024 have been exempted.
No prior year’s delinquent taxes have been found.	As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. As per the tape, the current P&I is xx, and the interest rate is 4.25%. The UPB is xx.	Collections Comments:The current status of the loan is performing.
As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The UPB is xx.
The reason for the default is not available.
The loan was modified on xx/xx/2014.
No evidence has been found regarding the current/prior foreclosure proceedings.
The borrower filed for bankruptcy under Chapter 7 with case #xx on xx/xx/2012. The borrower was discharged on xx/xx/2013 and terminated on xx/xx/2013.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx filed for bankruptcy under Chapter 7 with case #xx on xx/xx/2012. As per voluntary petition schedule D (xx), the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The borrower was discharged on xx/xx/2013 and terminated on xx/xx/2013.	This modification agreement signed between the borrower xx and lender xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 4.25% starting on xx/xx/2014 and continuing until the new maturity date of xx/xx/2029. There is no deferred balance and principal forgiven amount.	Good Faith Estimate Missing or error on the Rate Lock Notice of Servicing Transfer Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Bankruptcy Yes Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is not applicable   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: Current value Date is not applicable   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 12.39669%   Comment: Original Appraised Value xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 75.625%   Tape Value: 8500.000%   Variance: -8424.375%   Variance %: -8424.37500%   Comment: Original Standard LTV 75.625%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: M00000000000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Payment History string M00000000000000000000000   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: 59   Tape Value: 61   Variance: -2   Variance %: -3.27868%   Comment: Stated Remaining term 59   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Mobile Home Variance: Variance %: Comment: Subject property type Manufactured Housing Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "TILA Finance charge disclosed on Final HUD-1 as xx. Calculated finance charge is xx for an under disclosed amount of -xx.

Loan failed TILA Foreclosure Rescission Finance charge of xx exceeds disclosed finance charge of xx for an under disclosed amount of -xx."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from loan file."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer doc is missing from loan file."
* Property is Manufactured Housing (Lvl 2)     "The home is affixed to the land. As per the appraisal report located at "xx", the subject property is a manufactured home. The VIN/serial number is CLR3593, available in the legal description of the recorded mortgage at xx."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR doc is missing from loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
667P3PAHQGA	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	7.990%	360	xx/xx/2002	xx/xx/2002	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	25.293%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2002 in the favor of xx for the amount of xx, which was recorded on xx/xx/2002.
No active judgments or liens have been found.
Combined annual taxes for the year of 2023 have been paid in the amount of xx on xx/xx/2024.
No prior year's delinquent taxes have been found.	According to the seller's tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment transaction is not available. The current interest rate is 7.990% and P&I is xx. The UPB as per tape data is xx.	Collections Comments:The current status of the loan is performing.
According to the seller'xx's tape data, the subject property is owner-occupied.
No evidence has been found regarding the current or prior foreclosure proceedings.
No comment pertaining to damage to the subject property has been observed.
The borrower has 12 years on a job as housekeeping at Susan Wall Housekeeping.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrowers, xx XXXX, had filed the bankruptcy under chapter 7 with case # xx on xx/xx/2011. According to the voluntary petition schedule D, the value of the collateral is xx, and the amount of the secured claim is xx. The unsecured portion is xx. The case was discharged on xx/xx/2012 and was terminated on xx/xx/2012.	Not Applicable	HUD-1 Closing Statement Origination Appraisal	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Bankruptcy is yes. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is not applicable   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: Current value date is not applicable   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Mod step indicator is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2002   Tape Value: xx/xx/2002   Variance: -7 (Days)   Variance %:    Comment: Original Note doc date is xx/xx/2002   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 69.745%   Tape Value: 6970.000%   Variance: -6900.255%   Variance %: -6900.25500%   Comment: Original standard LTV is 69.745%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: M00000000000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Payment history string is m00000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 88 Tape Value: 90 Variance: -2 Variance %: -2.22222% Comment: Stated remaining term is 88 Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "The home is not affixed to the land. As per the seller’s tape data, the property type is manufactured housing. The affidavit of affixation document is not available in the loan file. An Alta 7 endorsement is not available with the final title policy. The VIN/serial number is not available in the legal description of the recorded mortgage. We are unable to determine whether the home is attached to the permanent foundation."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Copy of HUD-1 is not signed by the BWR."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA Foreclosure Rescission Finance charge of xx exceeds disclosed finance charge of xx for an under disclosed amount of -xx."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Missing Appraisal (Lvl 2) "Appraisal report is missing from loan document."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Q0U2SH8LN2T	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	Unavailable	xx	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.875%	360	xx/xx/2001	xx/xx/2001	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2001	xx	Primary	Yes	Yes	No	xx	Not Applicable	46.166%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2013	xx	xx	7.500%	xx	xx/xx/2013	XXXX	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2001 and was recorded on xx/xx/2001 in the amount of xx in favor of xx for xx.
No active judgments or liens were found.
The annual county taxes for 2024 were paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is xx, and the interest rate is 7.500%. The UPB is xx.	Collections Comments:The current status of the loan is performing.
As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is xx, and the interest rate is 7.500%. The UPB is xx.
The foreclosure was initiated in this loan in 2006, and the Lis Pendens located at "xx, the borrower xx filed for bankruptcy under Chapter 13 with case # xx on xx/xx/2006. The borrower was discharged on xx/xx/2012.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
Foreclosure Comments:The foreclosure was initiated in this loan in 2006, and the Lis Pendens located at "xx"
Bankruptcy Comments:According to the PACER, the borrower xx filed for bankruptcy under Chapter 13 with case # xx on xx/xx/2006. As per the voluntary petition schedule D (xx), the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The POC (xx) was filed by the creditor xx on xx/xx/2007 for the secured claim amount of xx, and the amount of arrearage is xx. The approved chapter 13 (xx) plan was filed on xx/xx/2007 and confirmed on xx/xx/2007. The borrower has promised to make monthly mortgage payments of xx for 46 months to the trustee under the chapter 13 plan. The borrower was discharged on xx/xx/2012.
This modification agreement signed between the borrower xx and lender xx. with an effective date of xx/xx/2013 shows the new modified unpaid principal balance is xx. The deferred balance is xx and the interest bearing amount is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 7.50% starting on xx/xx/2013 and continuing until the new maturity date of xx/xx/2031. As per the modification agreement, the deferred balance of xx is eligible for forgiveness, which exceeds 2% of modified principal balance.	HUD-1 Closing Statement	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Yes Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: Current Value Date is Not Applicable   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 90.000%   Tape Value: 9000.000%   Variance: -8910.000%   Variance %: -8910.00000%   Comment: Original Standard LTV is 90.000%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: M00000000000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property Address Street is XXXX   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: 83 Tape Value: 39 Variance: 44 Variance %: 112.82051% Comment: Stated Remaining Term is 83 Tape Source: Initial Tape Type:	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD missing. File missing final executed HUD. CE was tested based on seller provided unexecuted HUD at closing."	* GSE Points and Fees Test Violations (Lvl 2) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RAGZYX06DQ7	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.875%	360	xx/xx/1999	xx/xx/1999	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2008	xx	Not Applicable	5.000%	xx	xx/xx/2008	XXXX	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/1999 and was recorded on xx/xx/1999 in the amount of xx in favor of xx, FA.
No active judgments or liens were found.
The annual installments of combined taxes for 2024 have been exempt.
No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is xx and interest rate is 5.00%. The UPB is xx.	Collections Comments:The current status of the loan is performing.
As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. The UPB is xx.
The reason for default is not available.
The loan was modified on xx/xx/2008.
Unable to determine the occupancy of the subject property.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower and lender with an effective date of xx/xx/2008 shows the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 5.00% starting on xx/xx/2008 and continuing until the new maturity date of xx/xx/2029. There is no deferred balance and principal forgiven amount.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is N/A. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: Current value date is N/A.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2008   Tape Value: xx/xx/2008   Variance: 3 (Days)   Variance %:    Comment: Doc date of last modification is xx/xx/2008.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 75.000%   Tape Value: 7500.000%   Variance: -7425.000%   Variance %: -7425.00000%   Comment: Original standard LTV is 75.000%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: M00000000000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 52 Tape Value: 46 Variance: 6 Variance %: 13.04347% Comment: Stated remaining term is 52. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB xxK."
* Missing credit report (Lvl 2)     "Credit report is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
VL77FJGUY37	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	Yes	No	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.991%	360	xx/xx/2002	xx/xx/2002	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2002	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	38.842%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	XXXX	The review of the updated title report dated xx/xx/2025 shows that the subject mortgage originated on xx/xx/2002 and was recorded on xx/xx/2002 in the amount of xx in favor of xx in the amount of xx, and it was recorded on xx/xx/2017.
There is a UCC lien against xx favor of XXXX, and it was recorded on xx/xx/2024.
The 1st and 2nd installments of county taxes for 2024 are due in the total amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last transaction details. The current P&I is xx with an interest rate of 8.991%. The current UPB reflected as per the payment history tape data is xx and the deferred balance is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history tape data is xx, and the deferred balance is xx.
As per the deferral agreement dated xx/xx/2023 located at "xx" the lender deferred the 14 payments in the total amount of xx, and the payment was adjusted from xx/xx/2022 to xx/xx/2023.
As per the deferral agreement dated xx/xx/2017 located at "xx" the lender deferred the 2 payments in the total amount of xx.
As per the seller'xx's income was impacted by COVID-19. The borrower was on the COVID-19 FB plan, which started on xx/xx/2022 and ended on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional ARM rate mortgage with P&I of xx with the rate of interest 8.991% and a maturity date of xx/xx/2032. The P&I as per payment history is the xx rate of interest is 8.991%. There is a change in P&I with respect to the note. As per tape data, the loan was modified on xx/xx/2009. The modification document is missing from the loan file.	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx/xx/2009   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2002   Tape Value: xx/xx/2002   Variance: -8 (Days)   Variance %:    Comment: Note date is xx/xx/2002.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 85.000%   Tape Value: 8500.000%   Variance: -8415.000%   Variance %: -8415.00000%   Comment: LTV ratio percent is 85.000%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: M00000000000000444444444   Tape Value: 000000000000000009999876   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property address street is XXXX.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: Unavailable   Tape Value: xx/xx/2032   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: 89 Tape Value: 91 Variance: -2 Variance %: -2.19780% Comment: Stated remaining term is 89. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* GSE Points and Fees Test Violations (Lvl 2) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HDJD5WLGBI9	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	Unavailable	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.750%	360	xx/xx/2003	xx/xx/2003	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2003	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	46.300%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2020	xx	xx	3.340%	xx	xx/xx/2020	XXXX	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2003 and recorded on xx/xx/2003 in the amount of xx with xx. The annual combined and school taxes for 2024 were paid in the amount of xx. The annual combined taxes for 2025 were due on xx/xx/2025 in the amount of xx. No prior year's delinquent taxes have been found.	As per the review of tape data of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. The current P&I is xx, and the interest rate is 3.340%. The UPB is xx. As per the tape, there is a deferred balance in the amount of xx. The modification agreement located at "xx" shows a deferred amount of xx, and as per the deferral agreement located at "xx" the amount of xx has been deferred.	Collections Comments:The current status is performing. As per the review of tape data of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. The current P&I is xx, and the interest rate is 3.340%. The UPB is xx. The RFD is unable to be determined. As per the UT dated xx/xx/2025, the multiple lis pendens were filed. The FC was initiated again by filing the lis pendens on xx/xx/2019, and as per the release of the lis pendens located at "xx" the FC was cancelled on xx/xx/2020. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. As per the tape, the subject property is owner-occupied.
Foreclosure Comments:As per the UT dated xx/xx/2025, the multiple lis pendens were filed. The FC was initiated again by filing the lis pendens on xx/xx/2019, and as per the release of the lis pendens located at "xx" the FC was cancelled on xx/xx/2020.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx/xx/2020. As per the modified term, the new principal balance was xx, and the BWR promises to pay the monthly P&I of xx with an interest rate of 3.340% beginning on xx/xx/2020. The maturity date is xx/xx/2060. There is a deferred balance in the amount of xx, and the interest-bearing amount was xx.	Balloon Rider	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicabe Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: Current Value Date is Not Applicable   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: xx   Tape Value: xx   Variance: $-952.19   Variance %: -1.90733%   Comment: Deferred Balance Amount is xx   Tape Source: Initial   Tape Type:
Field: Number Of Units   Loan Value: 2   Tape Value: 1   Variance: 1   Variance %: 100.00000%   Comment: Number of Units is 2   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 79.781%   Tape Value: 7980.000%   Variance: -7900.219%   Variance %: -7900.21900%   Comment: Original Standard LTV(OLTV) is 79.781%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: M000000000000000M1111100   Tape Value: 000000000000000001111100   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: xx/xx/2019   Tape Value: xx/xx/2019   Variance: 15 (Days)   Variance %:    Comment: S&C Filling Date is Unavaialble   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: 424   Tape Value: 426   Variance: -2   Variance %: -0.46948%   Comment: Stated Remaining Term is 424   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: 2 Family Tape Value: Single Family Variance: Variance %: Comment: As per appraisal report. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Balloon Rider Missing (Lvl 2) "Balloon rider is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
J356STZIGQG	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Rhode Island	xx	xx	xx	Rhode Island	xx	xx	Yes	No	Not Applicable	First	$0.00	xx	Unavailable	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.600%	360	xx/xx/2004	xx/xx/2004	Conventional	ARM	Unavailable	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Single Family	xx/xx/2004	xx	Primary	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	37.326%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2013	xx	Not Applicable	4.520%	xx	xx/xx/2023	XXXX	The review of the updated title report dated xx/xx/2025 shows that the subject mortgage originated on xx/xx/2004 and was recorded on xx/xx/2004 in the amount of xx in favor of xx.
There is a civil judgment of writ of execution found against the borrower in the total amount of xx in favor of xx, which was recorded on xx/xx/2022.
The 1st, 2nd, and 3rd installments of town taxes for 2024 were paid in the total amount of xx on xx/xx/2024, xx/xx/2024, and xx/xx/2024.
The 4th installment of town taxes for 2024 is due in the amount of xx on xx/xx/2024.
The sewer charges have been delinquent in the amount of xx, which was due on xx/xx/2025.	According to the seller tape, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment received date is not available. The current unpaid principal balance is xx. The current P&I is xx, and the interest rate is 4.52%.	Collections Comments:The current status of the loan is performing.
According to the seller tape, the borrower is current with the loan, and the next due date is xx/xx/2025. The current unpaid principal balance is xx.
The reason for the default is not available.
The loan was modified on xx/xx/2023.
The foreclosure mortgagee’s sale document located at "xx", xx/xx/2010, xx/xx/2011, and xx/xx/2013 by virtue of the power of sale contained in a mortgage by the borrower and which were recorded on different dates. As per the tape, FC starts on xx/xx/2012, and the status is removed.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
Foreclosure Comments:The foreclosure mortgagee’s sale document located at "xx", xx/xx/2010, xx/xx/2011, and xx/xx/2013 by virtue of the power of sale contained in a mortgage by the borrower and which were recorded on different dates. As per the tape, FC starts on xx/xx/2012, and the status is removed. Further details were not provided.
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower and lender with an effective date of xx/xx/2013 shows the new modified unpaid principal balance is xx, out of which xx is an interest-bearing amount. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 4.52% starting on xx/xx/2013 and continuing until the new maturity date of xx/xx/2034. As per the modification agreement, the lender has forgiven the principal in the amount of xx.	Final Truth in Lending Discl. HUD-1 Closing Statement Loan Program Info Disclosure Missing or error on the Rate Lock Notice of Servicing Transfer	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 9000.000%   Variance:    Variance %:    Comment: Original Standard LTV(OLTV) is 90.000%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: MM0000000000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Unavailable   Tape Value: Cash Out   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Unavailable   Tape Value: xx/xx/2012   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 112 Tape Value: 93 Variance: 19 Variance %: 20.43010% Comment: Stated Remaining term is 112 Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1, along with estimated HUD-1 and fee itemization, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OSUEOP8HKX1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2003	xx	Primary	Yes	No	No	xx	xx	26.508%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2013	xx	Not Applicable	3.844%	xx	xx/xx/2013	XXXX	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2003 and was recorded on xx/xx/2003 in the amount of xx in favor of xx.
There is a code enforcement lien on the subject property in favor of the xx, which was recorded on xx/xx/2019.
The 1st and 2nd installments of county taxes for 2023/2024 were paid in the total amount of xx on xx/xx/2024 and xx/xx/2024.
The annual water charges for 2025 have been delinquent in the amount of xx, which were good through xx/xx/2025.
No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is xx and interest rate is 3.844%. The UPB is xx. As per tape data the deferment amount is xx and deferment agreement is located at "xx"
Collections Comments:The current status of the loan is performing.
As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. As per the tape, the current P&I is xx, and the interest rate is 3.844%. The UPB is xx.
The reason for the default is not available.
The loan was modified on xx/xx/2013.
As per seller tape data, the foreclosure was initiated in 2015, and the complaint was filed on xx/xx/2015. Further FC details are not available.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the servicing comment dated xx/xx/2023, the property is owner-occupied.
Foreclosure Comments:As per seller tape data, the foreclosure was initiated in 2015, and the complaint was filed on xx/xx/2015. Further FC details are not available.
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower and lender with an effective date of xx/xx/2013 shows the new modified unpaid principal balance is xx, out of which xx is an interest-bearing amount. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 3.844% starting on xx/xx/2013 and continuing until the new maturity date of xx/xx/2045. As per the modification agreement, the lender has forgiven principal in the amount of xx.	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: As per note. Tape Source: Initial Tape Type:
Field: Borrower #2 Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per note.   Tape Source: Initial   Tape Type:
Field: Borrower #2 Middle Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per note.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per note.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 86.786%   Tape Value: 8680.000%   Variance: -8593.214%   Variance %: -8593.21400%   Comment: LTV is 86.786   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: M01000000000000002112222   Tape Value: 001000000000000002112222   Variance:    Variance %:    Comment: M010000000000000021122222.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: 244 Tape Value: 231 Variance: 13 Variance %: 5.62770% Comment: Stated remaining term is 244. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Indiana license validation test."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PMMDZXEZJK7	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	Yes	Yes	Not Applicable	First	XXXX	$0.00	xx	xx/xx/2024	Not Applicable	No	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	7.900%	360	xx/xx/2004	xx/xx/2004	Conventional	ARM	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2004	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	49.872%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2017	xx	xx	3.000%	xx	xx/xx/2017	XXXX	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2004 in the amount of xx with xx, and it was recorded on xx/xx/2004.
There is an HOA lien against xx in favor of the ‘xx’ that was recorded on xx/xx/2013 in the amount of xx.
There is a prior state tax lien against xx in favor of the xx, which was recorded on xx/xx/1994 in the amount of xx.
There is a state tax lien against xx in favor of the xx, which was recorded on xx/xx/2016 in the amount of xx.
There is a junior UCC mortgage against the property in favor of xx, which was recorded on xx/xx/2024.
There is a credit card judgment against xx the amount of xx, which was recorded on xx/xx/2024 in favor of xx
The first and second installments of annual county taxes for xx were paid in the amount of xx.
No prior year's taxes have been delinquent.

According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 3.00%. The current UPB is xx. As per the tape, there is a deferred balance in the amount of xx, and as per the deferral agreement located at "xx" the amount of xx and according to the modification agreement dated xx/xx/2017, the amount of xx has been deferred.	Collections Comments:The current status is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 3.00%. The current UPB is xx.
The RFD is unable to be determined.
As per the tape, the BWR's income was impacted by COVID, and the FB plan was started on xx/xx/2020 and ended on xx/xx/2020.
As per seller tape data, the foreclosure was initiated on xx/xx/2013. Further details not found.
No evidence of damage or repair has been found.
As per the, the subject property is owner-occupied.
The loan was modified on xx/xx/2017.
The BWR filed the bankruptcy under chapter 13 on xx/xx/2005 with case #xx, and the BK was converted to chapter 7 on xx/xx/2009. The BK was discharged on xx/xx/2010 and terminated on xx/xx/2010.

Foreclosure Comments:As per seller tape data, the foreclosure was initiated on xx/xx/2013. Further details not found.
Bankruptcy Comments:The BWR filed the bankruptcy under chapter 13 on xx/xx/2005 with case #xx. The plan was confirmed on xx/xx/2006. The POC was filed on xx/xx/2005 with the amount of the claim xx and the amount of the arrearage of xx. As per the voluntary petition, the value of collateral was xx, and the amount of the claim was xx. The unsecured portion is xx. The BK was converted to chapter 7 on xx/xx/2009. The BK was discharged on xx/xx/2010 and terminated on xx/xx/2010.	The loan was modified on xx/xx/2017 with the fixed amortization with the new principal balance of xx; the deferred balance is xx, and the interest-bearing amount is xx. The deferred balance is eligible for forgiveness. The borrower promises to pay the P&I of xx with the new interest rate of 3.00% beginning from xx/xx/2017, and the new maturity date is xx/xx/2056.	HUD-1 Closing Statement	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Yes. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: xx   Tape Value: xx   Variance: $-3662.04   Variance %: -4.92421%   Comment: xx.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $-2000.00   Variance %: -0.94786%   Comment: Original appraised value is xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 90.861%   Tape Value: 9000.000%   Variance: -8909.139%   Variance %: -8909.13900%   Comment: LTV 90.861%.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value: xx/xx/2013   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 384 Tape Value: 386 Variance: -2 Variance %: -0.51813% Comment: Stated remaining term is 384. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "File missing final HUD. CE was tested using the latest TIL itemization in file."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Indiana license validation test."
																																																																																								* GSE Points and Fees Test Violations (Lvl 2) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EXNIND9YYEM	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	Unavailable	xx	No	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	10.050%	360	xx/xx/2005	xx/xx/2005	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Yes	Yes	No	xx	xx	46.578%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2013	xx	xx	4.750%	xx	xx/xx/2013	XXXX	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2005 and was recorded on xx/xx/2005 in the amount of xx in favor of xx.
No active judgments or liens were found.
The xx county annual taxes were paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is xx and interest rate is 4.750%. The UPB is xx.	Collections Comments:The current status of the loan is performing.
As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. The UPB is xx.
This modification agreement was signed between the borrower and lender with an effective date of xx/xx/2013.
The foreclosure was initiated in 2013 with the loan. The notice of lis pendens is located at "xx", which was recorded on xx/xx/2013. No further information is available to understand the current status of the foreclosure process.
According to the PACER, the borrower xx filed for bankruptcy under Chapter 07 with case# xx on xx/xx/2016. The bankruptcy was discharged on xx/xx/2017 and terminated on xx/xx/2022.
No information has been found related to damage or repairs.
As per tape the occupancy of the subject property is owner occupied.
Foreclosure Comments:The foreclosure was initiated in 2013 with the loan. The notice of lis pendens is located at "xx", which was recorded on xx/xx/2013. No further information is available to understand the current status of the foreclosure process.
Bankruptcy Comments:According to the PACER, the borrower xx filed for bankruptcy under Chapter 07 with case# xx on xx/xx/2016. As per voluntary petition schedule D (xx) the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. The unsecured portion is xx. The bankruptcy was discharged on xx/xx/2017 and terminated on xx/xx/2022.	This modification agreement signed between the borrower and lender with an effective date of xx/xx/2013 shows the new modified unpaid principal balance is xx, the deferred balance is xx, and interest-bearing amount is xx. Out of deferred, the amount of xx is eligible for forgiveness. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 4.750% starting on xx/xx/2013 and continuing until the new maturity date of xx/xx/2035.	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Current Bankruptcy Post Petition Due Date   Loan Value: Not Applicable   Tape Value: xx/xx/2017   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 85.000%   Tape Value: 8500.000%   Variance: -8415.000%   Variance %: -8415.00000%   Comment: LTV is 85.00%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: M00000000000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: xx/xx/2013   Tape Value: xx/xx/2013   Variance: 15 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 130 Tape Value: 90 Variance: 40 Variance %: 44.44444% Comment: NA Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test due to finance charge disclosed on final TIL as xx. Calculated finance charge is xx for an under disclosed amount of -xx. Reason for Finance charge under disclosure is unknown as the fee itemization is missing.

																																																																																								This loan failed the TILA foreclosure rescission finance charge test finance charge disclosed on final TIL as xx. Calculated finance charge is xx for an under disclosed amount of -xx. Reason for Finance charge under disclosure is unknown as the fee itemization is missing."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XGN8NSCKZFA	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	No	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	xx	7.625%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.682%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2020	xx	xx	3.500%	xx	xx/xx/2020	XXXX	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2006 and was recorded on xx/xx/2006 in the amount of xx in favor of xx.
There are 3 junior mortgages against the subject property. The first junior mortgage in the amount of xx, which originated on xx/xx/2015 and was recorded on xx/xx/2015; the second junior mortgage in the amount of xx, which originated on xx/xx/2015 and was recorded on xx/xx/2015; and the third junior mortgage in the amount of xx, which originated on xx/xx/2024 and was recorded on xx/xx/2024.
The 1st, 2nd, 3rd, and 4th installments of county taxes for 2025 are due in the total amount of xx on xx/xx/2025, xx/xx/2025, xx/xx/2025, and xx/xx/2025.
The 1st and 2nd installments of combined taxes for 2025 were paid in the total amount of xx.
The 3rd and 4th installments of combined taxes for 2025 are due in the total amount of xx on xx/xx/2025 & xx/xx/2025.
The 2024 county annual taxes were paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is xx, and the interest rate is 3.50%. The UPB is xx and deferred balance is xx.	Collections Comments:The current status of the loan is performing.
As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The UPB is xx and deferred balance is xx.
The loan was modified on xx/xx/2020.
As per the servicing comment dated xx/xx/2023, the reason for default is the death of a family member.
No evidence has been found regarding the current/prior foreclosure proceedings.
The borrower filed for bankruptcy under Chapter 13 with case #xx on xx/xx/2009. The case was converted from chapter 13 to chapter 7 on xx/xx/2010. The bankruptcy was discharged on xx/xx/2010 and terminated on xx/xx/2011.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx filed for bankruptcy under Chapter 13 with case #xx on xx/xx/2009. The case was converted from chapter 13 to chapter 7 on xx/xx/2010. As per the voluntary petition schedule D (xx), the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The POC (xx) was filed by the creditor xx on xx/xx/2009 for the secured claim amount of xx, and the amount of arrearage is xx. The amended chapter 13 (xx) plan was filed on xx/xx/2009 and confirmed on xx/xx/2009. The borrower has promised to make monthly mortgage payments of xx for 60 months to the trustee under the chapter 13 plan. The bankruptcy was discharged on xx/xx/2010 and terminated on xx/xx/2011.	This modification agreement signed between the borrower and lender with an effective date of xx/xx/2020 shows the new modified unpaid principal balance is xx, the deferred balance is xx, and the interest-bearing amount is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 3.50% starting on xx/xx/2020 and continuing until the new maturity date of xx/xx/2060. As per the modification agreement, the lender has forgiven principal in the amount of xx.	Missing or error on the Rate Lock	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: BWR name is XXXX.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 95.000%   Tape Value: 9500.000%   Variance: -9405.000%   Variance %: -9405.00000%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: M00000000000000111111111   Tape Value: 000000000000000111111111   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: 426 Tape Value: 427 Variance: -1 Variance %: -0.23419% Comment: NA Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CW30C9LQ5N6	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	Unavailable	Unavailable	No	Dismissal	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	5.250%	360	xx/xx/2004	xx/xx/2004	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2003	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	38.797%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	XXXX	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2004 and recorded on xx/xx/2004 with the lender xx.
There is a junior mortgage against the subject property that was originated on xx/xx/2006 and recorded on xx/xx/2006 with the lender "xx" in the amount of xx.
There are 2 municipal liens found against the subject property in favor of the xx for the amount of xx recorded on xx/xx/2019 and xx/xx/2019.
The first, second, and third installments of combined taxes for 2025 were paid in the amount of xx.
The fourth installment of combined taxes for 2025 is due in the amount of xx on xx/xx/2025.
The annual utilities/MUD charges for 2025 are delinquent in the amount of xx, which are good through xx/xx/2025.

According to the seller’s tape as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment received date is not available. The current unpaid principal balance is xx. The current P&I is xx and the interest rate is 3.950%.
Tape shows the deferred balance is xx.
As per the deferral agreement located "xx" the deferred balance is xx.
Collections Comments:The loan is currently performing.
According to the seller’s tape as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current unpaid principal balance is xx.
The loan has been modified.
As per the notice of lis pendens located at "xx" the foreclosure was initiated and the complaint was filed on xx/xx/2010. The foreclosure was dismissed on xx/xx/2012, located at "xx"
The borrowers "xx" filed for bankruptcy under Chapter 7 with case #xx on xx/xx/2012. The bankruptcy was discharged on xx/xx/2012, and the case was terminated on xx/xx/2012.
As per the seller’s tape, the subject property is owner occupied.
The reason for the default is unable to be determined.
As per the seller’s tape, the covid-19 forbearance plan was approved from xx/xx/2020 to xx/xx/2021.
As per the comment dated xx/xx/2023, the mod was effective on xx/xx/2023 with the P&I is xx.
No comment pertaining to the damage to the subject property has been observed.

Foreclosure Comments:As per the notice of lis pendens located at "xx" the foreclosure was initiated and the complaint was filed on xx/xx/2010. The foreclosure was dismissed on xx/xx/2012, located at "xx"
Bankruptcy Comments:The borrowers "xx" filed for bankruptcy under Chapter 7 with case #xx on xx/xx/2012. The schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The bankruptcy was discharged on xx/xx/2012, and the case was terminated on xx/xx/2012.

This is a conventional ARM-rate mortgage with a P&I of xx, an interest rate of 5.250% and a maturity date of xx/xx/2034. The P&I as per payment history is xx and the interest rate is 3.950%. As per the comment dated xx/xx/2023, the mod was effective on xx/xx/2023 with the P&I is xx. The modification agreement is missing from the loan file.

Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Yes. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: BWR first name XXXX.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx/xx/2012   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 42.744%   Tape Value: 4270.000%   Variance: -4227.256%   Variance %: -4227.25600%   Comment: Original standard LTV is 42.744%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: M00000000000000010000000   Tape Value: 000000000000000010000000   Variance:    Variance %:    Comment: payment history string M00000000000000010000000.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of refinance is change in rate/term.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment: Purpose of transaction is refinance.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: xx/xx/2010   Tape Value: xx/xx/2009   Variance: 266 (Days)   Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: Unavailable   Tape Value: xx/xx/2052   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 110 Tape Value: 308 Variance: -198 Variance %: -64.28571% Comment: Stated remaining term is 110. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA Finance Charge test due to calculated finance charge xx exceeds disclosed finance charge of xx under disclosed by -xx.

																																																																																								Loan failed TILA foreclosure rescission finance Charge test due to calculated finance charge of xx exceeds disclosed finance charge of xx under disclosed by -xx."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
I7C7AUTHK10	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.750%	240	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Vacant Land	xx/xx/2006	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	27.097%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	3.000%	xx	xx/xx/2021	XXXX	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2006 and was recorded on xx/xx/2006 in the amount of xx in favor of xx, FA, a federal association.
No active judgments or liens were found.
The 1st installment of county taxes for 2024/2025 was paid in the amount of xx on xx/xx/2024.
The 2nd installment of county taxes for 2024/2025 is due in the total amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the seller tape, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment received date is not available. The current unpaid principal balance is xx. The current P&I is xx, and the interest rate is 3.00%.	Collections Comments:The current status of the loan is performing.
According to the seller tape, the borrower is current with the loan, and the next due date is xx/xx/2025. The current unpaid principal balance is xx.
The reason for the default is not available.
The loan was modified on xx/xx/2021.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
Unable to determine the occupancy of the subject property.
As per tape data, the borrower’s income is impacted by Covid-19. The FB plan was approved in the loan that began on xx/xx/2020 and ends on xx/xx/2020.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower xx and lender xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 3.00% starting on xx/xx/2021 and continuing until the new maturity date of xx/xx/2060. There is no deferred balance and principal forgiven amount.	HUD-1 Closing Statement	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: Current value Date is Not Applicable   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 68.000%   Tape Value: 6800.000%   Variance: -6732.000%   Variance %: -6732.00000%   Comment: Original Standard LTV(OLTV) is 68.000%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: M00000000000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: 431 Tape Value: 420 Variance: 11 Variance %: 2.61904% Comment: Stated Remaining term is 431 Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Vacant Land (Lvl 4) "Tape, appraisal report, and realtor.com search show the property type as land. Further details not provided. Elevated for client review."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan document and values are updated from estimated closing statement #xx#2."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
C4U6BOVKV8E	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	No	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.625%	240	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Vacant Land	xx/xx/2005	xx	Primary	Yes	Yes	No	xx	Not Applicable	22.126%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	4.750%	xx	xx/xx/2021	XXXX	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2005 with the lender xx which was recorded on xx/xx/2005.
No active judgments or liens have been found.
The first installment of county taxes for 2024/2025 was paid on xx/xx/2024 in the amount of xx.
The second installment of county taxes for 2024/2025 is due on xx/xx/2025 in the amount of xx.
No prior year’s delinquent taxes have been found.
According to tape data of PH as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The details of the last payment received are not available. The current P&I is xx with an interest rate of 4.75%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to tape data of PH as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The details of the last payment received are not available. The current P&I is xx with an interest rate of 4.75%. The current UPB is xx.
The RFD is unable to be determined.
No repairs and damage have been found.
No records for bankruptcy and foreclosure have been found.
As per tape data, the subject property is occupied by the owner.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx/xx/2021. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 4.75% beginning on xx/xx/2021 and a maturity date of xx/xx/2035.	HUD-1 Closing Statement	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is Not Applicable Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: Current value date is Not Applicable   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: Investor   Variance:    Variance %:    Comment: Occupancy at origination is Primary   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 65.000%   Tape Value: 6500.000%   Variance: -6435.000%   Variance %: -6435.00000%   Comment: Original standard LTV is 65.000%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: M00000000000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Payment History String is M0000000000000000000000   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property Address street is XXXX   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: 131 Tape Value: 132 Variance: -1 Variance %: -0.75757% Comment: Stated Remaining Term is 131 Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Vacant Land (Lvl 4) "As per the appraisal report dated xx/xx/2005, the subject property type is vacant land, and the appraised value is xx. The property tax assessment (xx) attached to UT reflects the type of use is vacant. The land value is xx, and improvement value is xx."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "File missing final HUD. Points and fees updated using the latest TIL itemization in file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8VIUM0GBSNE	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	2.300%	360	xx/xx/2006	xx/xx/2006	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	xx	xx	17.244%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2016	xx	xx	3.500%	xx	xx/xx/2016	XXXX	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2006 and was recorded on xx/xx/2006 in the amount of xx in favor of xx, FA.
There are 02 state tax liens found against xx in the total amount of xx filed by the XXXX, which were recorded on xx/xx/2010 & xx/xx/2012. SSN provided on the document is inconsistent with BWR’s SSN.
The 1st installment of county taxes for xx was paid in the amount of xx on xx/xx/2024.
The 2nd installment of county taxes for xx is due in the total amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	As per the tape as of xx/xx/2024, the borrower is currently 1 month delinquent with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 3.50%. The current UPB reflected as per the payment history is xx.

Collections Comments:The current status of the loan is collection.
As per the tape as of xx/xx/2024, the borrower is currently 1 month delinquent with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
The reason for the default is not available in the latest servicing comments.
No evidence has been found regarding the current/prior foreclosure proceedings.
The borrower filed for bankruptcy under Chapter 7 with the case # xx on xx/xx/2009. The bankruptcy was discharged on xx/xx/2009 and terminated on xx/xx/2009.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers xx filed for bankruptcy under Chapter 7 with case # xx on xx/xx/2009. As per the voluntary petition schedule D (xx), the amount of claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The bankruptcy was discharged on xx/xx/2009 and terminated on xx/xx/2009.

The step modification agreement signed between the borrower and lender with an effective date of xx/xx/2016 shows the new modified unpaid principal balance is xx, the deferred balance is xx, and the interest bearing UPB is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 2.00% starting on xx/xx/2016, which will be changed in 3 steps until the new maturity date of xx/xx/2056. The rate will change in 3 steps which ends with 3.50%. There is no principal forgiven amount.

Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Bankruptcy (Post-Loan Origination)? is Yes Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: Current Value Date is Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 80.000%   Tape Value: 8000.000%   Variance: -7920.000%   Variance %: -7920.00000%   Comment: Original Standard LTV (OLTV) is 80.000%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: M01111010000000000000000   Tape Value: 101111010000000000000000   Variance:    Variance %:    Comment: Payment History String is M01111010000000000000000   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: XXXX   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: 384 Tape Value: 385 Variance: -1 Variance %: -0.25974% Comment: Stated Remaining Term is 384 Tape Source: Initial Tape Type:	1: Acceptable					Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UOEGK0L8ORF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	No	Not Applicable	Second	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	7.650%	360	xx/xx/2006	xx/xx/2006	HELOC	ARM	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2006 with the lender xx which was recorded on xx/xx/2006 with instrument xx.
There is one prior mortgage against the subject property in favor of xx, FA, a federal association, in the amount of xx, which was recorded on xx/xx/2006 with instrument xx.
  The first installment of county taxes for 2024 has been paid in the amount of xx.
  The second installment of county taxes for 2024 is due in the amount of xx, which was due on xx/xx/2025.
No prior year delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 8.150%. The current UPB reflected as per the payment history is xx.	Collections Comments:Currently, the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per comment dated xx/xx/2024, the RFD is excessive obligations.
As per the seller's tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	ARM Rider Final Truth in Lending Discl.	Field: Original Stated P&I Loan Value: Unavailable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."
* Missing Borrower Billing Rights (RESPA) (Lvl 2)     "Billing Rights disclosure is missing from the loan files."
* Missing HELOC Disclosures (RESPA) (Lvl 2)     "HELOC disclosure is missing from the loan files."
																																																																																								* Mortgage - Missing required ARM Rider (Lvl 2) "ARM rider is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LCHALV8V042	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	Not Applicable	No	Yes	Not Applicable	Other	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	8.250%	360	xx/xx/2006	xx/xx/2006	HELOC	Unavailable	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2006 and was recorded on xx/xx/2006 in the amount of xx in favor of xx, a Federal Association.
There are 02 active prior mortgages against the subject property that were recorded prior to the subject mortgage. The first prior mortgage was recorded on xx/xx/2000 in the amount of xx with the lender xx and the second prior mortgage was recorded on xx/xx/2005 in the amount of xx, a Federal Association.
The 1st and 2nd installments of town taxes for 2025 are due in the total amount of xx on xx/xx/2025 & xx/xx/2025, respectively.
The 1st, 2nd, 3rd, and 4th installments of town taxes for 2024 were paid in the total amount of xx on xx/xx/2024, xx/xx/2024, xx/xx/2024, and xx/xx/2024.
No prior year’s delinquent taxes have been found.
As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. The current monthly P&I is xx with an interest rate of 7.750%. The current UPB reflected as per the tape data is xx.	Collections Comments:The current status of the loan is performing.
As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. The current monthly P&I is xx with an interest rate of 7.750%. The current UPB reflected as per the tape data is xx.
The reason for the default is not available in the latest servicing comments.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Note Origination Appraisal Right of Rescission	Field: ARM Index Margin Percent Loan Value: Unavailable Tape Value: 0.000% |---| |----| Comment: Tape Source: Initial Tape Type:
Field: ARM Index Type   Loan Value: Unavailable   Tape Value: Prime - WSJ   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: ARM Lifetime Cap Rate   Loan Value: Unavailable   Tape Value: 18.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: Current value date is Not Applicable   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value: Unavailable   Tape Value: xx/xx/2006   Variance:    Variance %:    Comment: First rate change date is Not Applicable   Tape Source: Initial   Tape Type:
Field: HELOC Draw Period (Yrs)   Loan Value: Unavailable   Tape Value: 120   Variance:    Variance %:    Comment: HELOC Draw period is unavailable   Tape Source: Initial   Tape Type:
Field: HELOC Draw Period End Date   Loan Value: Unavailable   Tape Value: xx/xx/2016   Variance:    Variance %:    Comment: HELOC Draw period end date is Unavailable   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Mod step indicator is Not Applicable   Tape Source: Initial   Tape Type:
Field: Next Rate Change Date   Loan Value: Unavailable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: Next rate change date is Not Applicable   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 74.704%   Tape Value: 860.000%   Variance: -785.296%   Variance %: -785.29600%   Comment: Original standard LTV is 8.617%   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Pay Change Frequency   Loan Value: Unavailable   Tape Value: 1 Month   Variance:    Variance %:    Comment: Pay change frequency is Not Applicable   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: M00000000000000000001000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Payment history string is M1000000000000000000001000   Tape Source: Initial   Tape Type:
Field: Subsequent Rate Adjustment Frequency Loan Value: Unavailable Tape Value: 1 Month Variance: Variance %: Comment: Subsequent rate adjustment frequency is Not Applicable Tape Source: Initial Tape Type:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "The original note is missing. The lost note affidavit is not available in the loan file. The loan was not modified."	* Missing Appraisal (Lvl 2) "An appraisal report is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WQVJHKSCNWZ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	9.500%	360	xx/xx/1987	xx/xx/1987	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2016	xx	xx	2.000%	xx	xx/xx/2016	XXXX	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/1987 and recorded on xx/xx/1987 in the amount of xx with xx.
There is a junior mortgage against the subject property in favor of xx, Kentucky, NA, a national banking association, in the amount of xx, which was recorded on xx/xx/1999.
There is one credit card judgment against xx favor of xx in the amount of xx, which was recorded on xx/xx/2023.
The annual county taxes for 2024 were paid in the amount of xx.
No prior year’s delinquent taxes have been found.	As per the review of the seller's tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payments received are not available. As per tape, the current P&I is xx, and the interest rate is 2.000%. The UPB is xx and deferred balance is xx.	Collections Comments:The current status of the loan is performing.
As per the review of the seller'xx's income was impacted by covid, and the borrower was on a forbearance plan that started from xx/xx/2021 to xx/xx/2021.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the PACER, the borrower xx had filed bankruptcy under chapter 7 on xx/xx/2008 with case # xx. The Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The BK was discharged on xx/xx/2008 and terminated on xx/xx/2017. Further details not provided.	This modification agreement signed between the borrower and lender with an effective date of xx/xx/2016 shows the new modified unpaid principal balance is xx, out of which xx is the interest-bearing amount and the deferred amount is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 2.000% starting on xx/xx/2016 and continuing until the new maturity date of xx/xx/2056. There is no principal forgiven amount.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Missing or error on the Rate Lock Origination Appraisal	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Bankruptcy is yes. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: Current value date is not applicable.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Currently in foreclosure is no.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: xx   Tape Value: xx   Variance: $-26569.91   Variance %: -33.81690%   Comment: Deferred balance amount is xx0.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 9000.000%   Variance:    Variance %:    Comment: Original standard LTV is unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: M00010000000000000000000   Tape Value: 000010000000000000000000   Variance:    Variance %:    Comment: Payment history string is M00010000000000000000000.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property address street is XXXX.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value: xx/xx/2006   Variance:    Variance %:    Comment: S&C filing date is not applicable.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: 382   Tape Value: 378   Variance: 4   Variance %: 1.05820%   Comment: Stated remaining term is 382.   Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Total balance of junior lien is not applicable. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD with the estimated HUD-1 and itemization is missing from the loan file."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KR9R94CTSV0	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	No	Not Applicable	Second	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	6.000%	240	xx/xx/2005	xx/xx/2005	HELOC	Fixed	Refinance	xx	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2004	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Second	Unavailable	xx	Unavailable	xx/xx/2018	xx	Not Applicable	4.540%	xx	xx/xx/2018	XXXX	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 in the amount of xx with xx, NA.
There is a prior mortgage against the subject property originated on xx/xx/2004 in favor of xx, FA, a federal association, in the amount of xx, which was recorded on xx/xx/2004.
There are multiple judgments against xx the total amount of xx with different plaintiffs on different dates.
The first installment of county taxes for xx was paid in the amount of xx on xx/xx/2024.
The second installment of county taxes for xx is due in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to tape data of PH as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment received date is unable to be determined. The current P&I is xx with an interest rate of 4.540%. The current UPB is xx and deferred balance is xx. The deferred agreement located at "xx" shows that the xx has been deferred.	Collections Comments:The current status of the loan is performing.
According to tape data of PH as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx and deferred balance is xx.
As per collection comment dated xx/xx/2024, subject property is owner occupied.
No evidence has been found regarding damages.
The loan modification agreement was made between the borrower and lender on xx/xx/2018.
No information has been found regarding foreclosure and bankruptcy.
As per the collection comment dated xx/xx/2024, the RFD was curtailment of income.
As per seller tape data, the borrower's income is impacted by COVID-19, and a forbearance plan was offered to the borrower, which was started on xx/xx/2020 and ended on xx/xx/2021. Further details not found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx/xx/2018, with the new principal balance of xx. The monthly P&I is xx with an interest rate of 4.540% beginning on xx/xx/2018 and a maturity date of xx/xx/2058. The loan has been modified once since origination.	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: HELOC Draw Period (Yrs)   Loan Value: 10   Tape Value: 122   Variance: -112   Variance %: -91.80327%   Comment: As per note.   Tape Source: Initial   Tape Type:
Field: HELOC Draw Period End Date   Loan Value: xx/xx/2015   Tape Value: xx/xx/2015   Variance: -61 (Days)   Variance %:    Comment: As per note.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 67.014%   Tape Value: 1390.000%   Variance: -1322.986%   Variance %: -1322.98600%   Comment: Original Standard LTV(OLTV) is Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: MMM000000000000000000000 Tape Value: 021000000000000000000000 Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
VYNVHOSJKYO	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	10.100%	360	xx/xx/2006	xx/xx/2006	HELOC	Revolving	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2006	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Second	Unavailable	Unavailable	Unavailable	xx/xx/2013	xx	Not Applicable	1.000%	xx	xx/xx/2014	XXXX	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2006 with the lender xx which was recorded on xx/xx/2007.
There is one prior mortgage against the subject property in favor of xx, FA, in the amount of xx, which was recorded on xx/xx/2006.
There are 8 junior state tax liens against the borrower in favor of xx in the total amount of xx, which was recorded on different dates.
The first installment of county taxes for 2024/2025 is paid in the amount of xx on xx/xx/2024.
The second installment of county taxes for 2024/2025 is due in the total amount of xx on xx/xx/2025.
No prior year delinquent taxes have been found.	According to the seller tape, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment received date is not available. The current unpaid principal balance is xx. The current P&I is xx, and the interest rate is 3.350%.	Collections Comments:Currently, the loan is performing.
According to the seller tape, the borrower is current with the loan, and the next due date is xx/xx/2025. The current unpaid principal balance is xx.
The step modification agreement was made between the lender and borrower on xx/xx/2013.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2013 with the 4 step amortization with the new principal balance of xx and the new interest bearing principal amount is in the amount of xx. The borrower promises to pay the initial step P&I of xx with the new initial step interest rate of 1.000% beginning on xx/xx/2014 and the new maturity date is xx/xx/2053.
The creditor has forgiven the principal balance in the amount of xx.	Final Truth in Lending Discl. Notice of Servicing Transfer Right of Rescission	2: Acceptable with Warnings	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."
* Missing Borrower Billing Rights (RESPA) (Lvl 2)     "Borrower billing rights disclosure is missing from the loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
97DUSQR8DDW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	xx	No	Unavailable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	xx	7.500%	360	xx/xx/2000	xx/xx/2000	Conventional	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Second	Final policy	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2000 and recorded on xx/xx/2000 in the amount of xx with xx.
No active judgments or liens have been found.
The annual city and county taxes for 2024 were paid in the amount of xx.
No prior year’s delinquent taxes have been found.	As per the review of tape data of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. The current P&I is xx, and the interest rate is 7.500%. The UPB is xx.	Collections Comments:The current status of the loan is performing.
As per the review of tape data of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. The current P&I is xx, and the interest rate is 7.500%. The UPB is xx.
As per the UT dated xx/xx/2025, the foreclosure was initiated on xx/xx/2009 by filing the lis pendens and as per the release of lis pendens located at "xx" the FC was cancelled. Further details were not provided.
No evidence of damage or repair has been found.
According to the PACER, the borrowers, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2012. The BK was discharged on xx/xx/2012 and terminated on xx/xx/2012.
As per the tape, the subject property is owner-occupied.

Foreclosure Comments:As per the UT dated xx/xx/2025, the foreclosure was initiated on xx/xx/2009 by filing the lis pendens and as per the release of lis pendens located at "xx" the FC was cancelled. Further details were not provided.
Bankruptcy Comments:According to the PACER, the borrowers, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2012. As per the voluntary petition, the amount of claim was xx, and the value of the collateral was xx. The unsecured portion was xx. The BK was discharged on xx/xx/2012 and terminated on xx/xx/2012.	Not Applicable	Final Truth in Lending Discl. HUD-1 Closing Statement Missing or error on the Rate Lock Origination Appraisal Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Bankruptcy (Post-Loan Origination) is yes Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is not applicable   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: Current value date is not applicable   Tape Source: Initial   Tape Type:
Field: Lien Priority Type   Loan Value: Second   Tape Value: First   Variance:    Variance %:    Comment: Lien priority type is second   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Mod step indicator is not applicable   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 159.068%   Tape Value: 9360.000%   Variance: -9200.932%   Variance %: -9200.93200%   Comment: Original standard LTV (OLTV) is 159.068%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: M00000000000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Payment history string is M000000000000000000000   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Unavailable   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: xx/xx/2009   Tape Value: xx/xx/2009   Variance: 15 (Days)   Variance %:    Comment: S&C filing date is unavailable   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 70 Tape Value: 56 Variance: 14 Variance %: 25.00000% Comment: Stated remaining term is 70 Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with the itemization of fees and estimated HUD-1, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxk. Current UPB xxk."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OTTLBNLQOE5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maine	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	Unavailable	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.950%	360	xx/xx/1998	xx/xx/1998	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Yes	xx	xx	30.000%	Not Applicable	Not Applicable	Mobile Home	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2017	xx	Not Applicable	3.750%	xx	xx/xx/2017	XXXX	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/1998 and recorded on xx/xx/1998 in the amount of xx with "xx".
No active judgments or liens have been found.
There is a junior mortgage against the subject property originated on xx/xx/2000 in favor of xx in the amount of xx, which was recorded on xx/xx/2000.
The first installment of county taxes for 2024 is paid in the amount of xx on xx/xx/2024.
The second installment of county taxes for 2024 was due in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. As per the tape data the current P&I is xx with an interest rate of 3.750%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
The loan was modified on xx/xx/2017.
The foreclosure was initiated in this loan in 2016, and the Lis Pendens (xx) was filed on xx/xx/2016. As per the tape data, status of this FC is removed. Further details not found.
No records for bankruptcy have been found.
No evidence has been found regarding damage.
As per seller’s tape data the subject property is owner occupied.
Foreclosure Comments:The foreclosure was initiated in this loan in 2016, and the Lis Pendens (xx) was filed on xx/xx/2016. As per the tape data, status of this FC is removed. Further details not found.
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower and lender with an effective date of xx/xx/2017 shows the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 3.750% starting on xx/xx/2017 and continuing until the new maturity date of xx/xx/2057. There is no deferred balance and principal forgiven amount.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Missing or error on the Rate Lock Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: Current Value Date is Not Applicable   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 9500.000%   Variance:    Variance %:    Comment: Original standard LTV (OLTV) is Unavailable   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: M00000000000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Payment history string is M000000000000000000000000   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property Address Street is XXXX   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 388 Tape Value: 300 Variance: 88 Variance %: 29.33333% Comment: Stated Remaining Term is 388 Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with the itemization of fees and estimated HUD-1, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl 2) "Final truth in lending is missing from the loan file"
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxk. Current UPB xxk."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Property is Mobile Home (Lvl 2) "Home is affixed to the land. Appraisal report is missing. As per the seller’s tape data and the property report, which is located at "xx", the subject property type is manufactured home. The manufactured home rider and affidavit of affixation attached with the UT located at xx PG# 34 states that the manufactured home with VIN/Serial # XXXX has been affixed to the permanent foundation."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SK6SZB9AIV0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.990%	360	xx/xx/2024	xx/xx/2024	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	xx	45.142%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	The review of the updated title report dated xx/xx/2025 shows that the subject mortgage was originated on xx/xx/2024, which was recorded on xx/xx/2024 with instrument #xx in the amount of xx in favor of xx for xx.
There are 4 prior certificates of judgments open against the borrower in the amount of xx, which were recorded on different dates in favor of xx.
There is one prior mortgage open against the property in the amount of xx, which was recorded on xx/xx/2004 in favor of xx, a Wisconsin limited liability company.
The first and second installments of combined taxes for 2023 are paid in the amount of xx on xx/xx/2024 and xx/xx/2024.
The first and second installments of combined taxes for 2024 are due in the total amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current P&I is xx with an interest rate of 5.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:The loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
According to comment dated xx/xx/2024, the subject property is owner occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives SSI income.
BWR2 has 2.41 years on the job as xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Mortgage Insurance	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan failed the GSE (xx) QM Points and Fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx.

Loan failed the Qualified Mortgage Lending Policy Points and Fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is not hand signed by the borrower."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows an incorrect SSN was used and repulling the credit report shows a late payment on the mortgage prior to closing that does not meet FHA guidelines. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA mortgage insurance certificate is missing from loan documents."
* Rebuttable Presumption - defined by loan findings (Lvl 3)     "Loan failed the FHA QM Rebuttable Presumption test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx
																																																																																							Points - Loan Discount Fee paid by Borrower: xx."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed FHA QM Safe Harbor threshold test due to APR calculated 6.732% exceeds APR threshold of 8.467% under by -1.735%. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
S9X3UFRR6QF	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	xx/xx/2022	xx/xx/2022	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	31.894%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx.
No active liens or judgments have been found against the borrower or subject property.
The first and second installments of county taxes for 2024 were paid in the amount of xx.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/2024, the borrower has been currently delinquent for 10 months, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of xx, which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx, and the interest rate is 4.125%.

Collections Comments:The loan is currently in collection.
According to the latest payment history as of xx/xx/2024, the borrower has been currently delinquent for 10 months, and the next due date is xx/xx/2024. The unpaid principal balance is xx.
The loan has not been modified.
The reason for the default is unable to be determined.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the seller’s tape, the subject property is owner occupied.
No comment pertaining to the damage to the subject property has been observed.
BWR has 19.16 years on the job as xx at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 16 Tape Value: 27 |---| -11 |----| -40.74074% Comment: Age of loan is 16 Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= 120 Days   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is not applicable   Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2029   Variance: -1645 (Days)   Variance %:    Comment: Next pay change date is xx/xx/2025   Tape Source: Initial   Tape Type:
Field: Next Rate Change Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2029   Variance: -1642 (Days)   Variance %:    Comment: Next rate change date is xx/xx/2025   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 80.000%   Tape Value: 77.080%   Variance: 2.920%   Variance %: 2.92000%   Comment: Original standard LTV (OLTV) is 80.000%   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: xx   Tape Value: xx   Variance: $-17500.00   Variance %: -1.37254%   Comment: Sales price is xx.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: 344   Tape Value: 333   Variance: 11   Variance %: 3.30330%   Comment: Stated remaining term is 344   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type is PUD. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 32%. File shows lender did not include xx per month obligation and the revised DTI is 34.49%. Further details not provided. Lender defect. BWR has 19 years in the USAF, FICO 795 and xxK equity in subject."
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA finance charge test. Finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of -xx. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is purchase case, originated on xx/xx/2022 and the SOL is 1 year."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PXE34SHHSAO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx	xx	xx	West Virginia	xx	xx	Yes	Yes	Not Applicable	First	$758.41	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Unavailable	Unavailable	2.990%	300	xx/xx/2009	xx/xx/2009	HELOC	Revolving	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx/xx/2012	xx	Not Applicable	8.250%	Unavailable	xx/xx/2009	XXXX	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2009 and was recorded on xx/xx/2009 in the amount of xx in favor of xx.
There is a credit card judgment found against the borrower in favor of xx in the amount of xx, which was recorded on xx/xx/2017.
There are 02 state tax liens found against the borrower in favor of the xx in the total amount of xx, which were recorded on xx/xx/2021 and xx/xx/2023.
There is a civil judgment found against the borrower in favor of the xx in the amount of xx, which was recorded on xx/xx/2022.
The 2nd installment of combined taxes for 2024 is due in the total amount of xx on xx/xx/2025.
The 1st and 2nd installments of combined taxes for 2023 were paid in the total amount of xx on xx/xx/2024.
The annual combined taxes for 2024 have been delinquent in the amount of xx which were due on xx/xx/2024 and good through xx/xx/2025.	PH available in file. The due dates are not available. As per the payment history, the last payment was received on xx/xx/2024 in the amount of xx. As per the payment history as of xx/xx/2024, the next due date is xx/xx/2024. The current P&I is xx and the current interest rate is 8.250%. The current UPB as per tape is xx.	Collections Comments:The comment history is missing from the loan file. The current status of the loan is performing.
PH available in file. The due dates are not available. As per the payment history, the last payment was received on xx/xx/2024 in the amount of xx. As per the payment history as of xx/xx/2024, the next due date is xx/xx/2024. The current P&I is xx and the current interest rate is 8.250%. The current UPB as per tape is xx.
Unable to determine the reason for the default.
Unable to determine the occupancy of the subject property.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	There is a modification of the deed of trust dated xx/xx/2012 and recorded on xx/xx/2012, which states there is an increase in the credit line or principal balance from the original amount of xx to the new principal balance of xx. The terms of the original deed of trust shall remain the same with the maturity date of xx/xx/2034. As per tape, the current interest rate is 8.25%.	Origination Appraisal	Field: Age of Loan Loan Value: 183 Tape Value: 151 |---| 32 |----| 21.19205% Comment: As per note. Tape Source: Initial Tape Type:
Field: ARM Index Type   Loan Value: Not Applicable   Tape Value: Prime - WSJ   Variance:    Variance %:    Comment: As per note.   Tape Source: Initial   Tape Type:
Field: Borrower #2 Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per note.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: As per note.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-46000.00   Variance %: -38.01652%   Comment: As per note.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2009   Tape Value: xx/xx/2012   Variance: -1008 (Days)   Variance %:    Comment: As per note.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 40.620%   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 2.99000%   Tape Value: 8.25000%   Variance: -5.26000%   Variance %: -5.26000%   Comment: As per note.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 117 Tape Value: 149 Variance: -32 Variance %: -21.47651% Comment: As per note. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB xxK."
																																																																																								* Missing HELOC Disclosures (RESPA) (Lvl 2) "HELOC disclosures are missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
R9NL3A8SN1X	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2020	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2020 and was recorded on xx/xx/2020 in the amount of xx in favor of xx.
No active judgments or liens were found.
The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of xx on xx/xx/2024 and xx/xx/2024.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is currently 1 month delinquent with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current monthly P&I is xx with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx.
Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2024, the borrower is currently 1 month delinquent with the loan, and the next due date is xx/xx/2024. The current monthly P&I is xx with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx.
The reason for the default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
The appraisal report is completed as is. The photo addendum shows the peeling paint on window trim. The cost of repair is not available.No evidence is available to confirm the current status of repairs.
The occupancy of the subject property is unable to be determined.
BWR has been SE at xx, for 9 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial 1003_Application Missing DU/GUS/AUS Transmittal (1008)	Field: Age of Loan Loan Value: 51 Tape Value: 53 |---| -2 |----| -3.77358% Comment: Age of Loan 51 Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower first name is XXXX.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Collections   Tape Value: Performing   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value N/A   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 75.000%   Tape Value: 68.720%   Variance: 6.280%   Variance %: 6.28000%   Comment: Original Standard LTV 75%   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: xx   Tape Value: xx   Variance: $-1000.00   Variance %: -0.24509%   Comment: Sales Price xx   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 309 Tape Value: 307 Variance: 2 Variance %: 0.65146% Comment: Stated Remaining Term 309 Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report reflects as-is conditions, and the photos addendum shows peeling paint on window trim. Estimated cost to cure is not available in the loan file. The updated 1004D/completion report is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject is NOO, and ATR could not be determined as AUS, 1008, and loan approval is missing from the loan documents. Further details not provided. Lender defect. The subject loan originated on xx/xx/2020, and the 3-year SOL has expired. BWR has been SE at xx, for 9 years, and xxK equity in the subject."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS/DU report is missing from loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by loan originator is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MAS20DJJZZY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2007	xx/xx/2007	FHA	Fixed	Refinance	xx	xx	Unavailable	Yes	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2016	xx	Not Applicable	4.000%	xx	xx/xx/2016	XXXX	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 with the lender xx which was recorded on xx/xx/2007.
No active judgments and liens have been found.
The first and second installment county taxes for 2024 are due in the amounts of xx and xx, which were due on xx/xx/2025 & xx/xx/2025.
No prior year delinquent taxes have been found.
As per payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx, which was applied on xx/xx/2025. The current P&I is xx, and the interest rate is 4.00%. The current UPB is xx.	Collections Comments:The current status of the loan is in performing.
As per payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx, which was applied on xx/xx/2025. The current P&I is xx, and the interest rate is 4.00%. The current UPB is xx.
CCs do not show damages.
Unable to determine the reason for default.
As per the BPO report (xx) dated xx/xx/2023, the subject property is occupied by the borrower, and no repairs/damages have been found.
The loan has been modified on xx/xx/2016.
No information has been found regarding foreclosure and bankruptcy.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2016 between the borrower and lender with the modified principal balance of xx. The debtor has promises to pay in the amount of xx with an interest rate of 4.00% beginning from xx/xx/2016 till the new maturity date of xx/xx/2046.	Credit Application Final Truth in Lending Discl. Good Faith Estimate HUD-1 Closing Statement Missing or error on the Rate Lock Origination Appraisal Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 464 |---| -104 |----| -22.41379% Comment: Amortization Term Months (CE, S&P) is 360 Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is not applicable   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2016   Tape Value: xx/xx/2016   Variance: -19 (Days)   Variance %:    Comment: Doc Date of Last Modification is xx/xx/2016   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 47.63171%   Comment: Original Stated P&I is xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: 6.50000% Tape Value: 4.00000% Variance: 2.50000% Variance %: 2.50000% Comment: Original Stated Rate is 6.50000% Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."
* Lost Note Affidavit (Lvl 3) "The lost note affidavit is located at "xx" which states that the original note has been lost or destroyed. The true copy of the note is available in the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan document."
* Final TIL Missing or Not Executed (Lvl 2)     "Final truth in lending is missing from the loan documents."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final good faith estimate is missing from the loan document."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan files. XXXX search shows estimated value of xxK. Current UPB xxK."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan document."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
R7DDCTAWV6R	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	No	Not Applicable	Other	$0.00	xx	xx/xx/2025	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	11.950%	300	xx/xx/2006	xx/xx/2006	HELOC	Revolving	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	xx	6.500%	xx	xx/xx/2022	XXXX	As per the review of the updated title report dated xx/xx/2025, the subject mortgage originated on xx/xx/2006 and was recorded on xx/xx/2006 in the amount of xx in favor of xx for xx
There are two real estate tax liens against the subject property in the amount of xx in favor of "xx" which were recorded on xx/xx/2018 and xx/xx/2019.
There are six civil judgments against xx the amount of xx, which were filed by the different plaintiffs and recorded on different dates.
There are four child support liens against the BWR "xx" which were filed by the different plaintiffs and recorded on different dates. The amount of liens was not mentioned in the supporting documents.
There are four state tax liens against the BWR "xx" in favor of the "xx" in the amount of xx, which were recorded on different dates.
The first and second installments of county taxes for xx were paid in the amount of xx.
No prior year's delinquent taxes have been found.

The subject is a HELOC loan. As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 6.500%. The current UPB is xx and deferred balance is xx.	Collections Comments:The current status is performing.
The subject is a HELOC loan. As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 6.500%. The current UPB is xx and deferred balance is xx..
The RFD is unable to be determined.
As per the UT dated xx/xx/2025, the foreclosure was initiated by filing the lis pendens on xx/xx/2021. As per the final judgment located at "xx" the judgment was entered on xx/xx/2023. According to the release of lis pendens located at "xx" the FC was cancelled. Further details were not provided.
As per the comment dated xx/xx/2023, the litigation matter has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
The loan was modified on xx/xx/2022.

Foreclosure Comments:As per the UT dated xx/xx/2025, the foreclosure was initiated by filing the lis pendens on xx/xx/2021. As per the final judgment located at "xx" the judgment was entered on xx/xx/2023. According to the release of lis pendens located at "xx" the FC was cancelled on xx/xx/2023. Further details were not provided.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx/xx/2022. As per the modified term, the new principal balance was xx. The monthly P&I was xx with an interest rate of 6.500% beginning on xx/xx/2022. The maturity date is xx/xx/2062. There is a deferred balance in the amount of xx, and the interest-bearing amount is xx.	Credit Application Final Truth in Lending Discl. Missing or error on the Rate Lock Origination Appraisal Right of Rescission	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is not applicable Tape Source: Initial Tape Type:
Field: Original Stated P&I   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Original Stated P&I Is unavailable   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 11.95000%   Tape Value: 6.50000%   Variance: 5.45000%   Variance %: 5.45000%   Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2062 Tape Value: xx/xx/2062 Variance: -1 (Days) Variance %: Comment: Stated maturity date xx/xx/2062 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB xxK."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TRSOF6GS1QS	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	xx/xx/2017	xx/xx/2017	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2017	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.594%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	2.875%	xx	xx/xx/2022	XXXX	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2017 and was recorded on xx/xx/2017 in the amount of xx in favor of xx No active judgments or liens were found. The 1st installment of county taxes for xx was paid in the amount of xx on xx/xx/2024. The 2nd installment of county taxes for xx is due in the total amount of xx on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current P&I is xx with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.
The reason for the default is not available.
The foreclosure was initiated in 2023 with the loan, and the complaint located at "xx, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
As per the latest BPO report dated xx/xx/2024 located at "xx", clean up the exterior and take care of the yard and trees, and the estimated cost is xx. Further details are not provided.
As per tape data, the property is owner-occupied.
BWR has been SE for 20.32 years at xx.
Foreclosure Comments:The foreclosure was initiated in 2023 with the loan, and the complaint located at "xx"
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower and lender with an effective date of xx/xx/2022 shows the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 2.875% starting on xx/xx/2022 and continuing until the new maturity date of xx/xx/2062. There is no deferred balance and principal forgiven amount.	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx/xx/2017 reflects the sum of Section C fees and Recording fee at xx. Final CD dated xx/xx/2017 reflects the sum of Section C and Recording fee at xx. This is a cumulative increase of xx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is Refinance case, originated on xx/xx/2017 and the 3-year SOL is expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.59% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 44.59%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$12,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GJIX9YYVP0J	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$1,680.21	xx	xx/xx/2025	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	360	xx/xx/2018	Unavailable	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	Unavailable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	5.000%	xx	xx/xx/2022	XXXX	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 with the lender xx.
There is a prior civil judgment against xx favor of xx for the amount of xx recorded on xx/xx/2017.
The annual county taxes for 2023 were paid in the amount of xx.
The annual county taxes for 2024 are delinquent in the amount of xx, which are good through xx/xx/2025.

According to the latest payment history as of xx/xx/2025, the borrower has been currently delinquent for 14 months and the next due date is xx/xx/2023. The last payment was received on xx/xx/2025 in the amount of xx which was applied to the due date of xx/xx/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 5.000%.

Collections Comments:The loan is currently in bankruptcy.
According to the latest payment history as of xx/xx/2025, the borrower has been currently delinquent for 14 months and the next due date is xx/xx/2023. The unpaid principal balance is xx.
The loan was modified on xx/xx/2022.
The borrower, "xx" filed for bankruptcy under Chapter 13 with case #xx on xx/xx/2019. The MFR was filed on xx/xx/2024, and the order on the MFR was filed on xx/xx/2025. As per the seller’s tape, the sale was scheduled for xx/xx/2025. The BK is active. Further details are not provided.
As per the comment dated xx/xx/2024, the reinstatement quote has been sent in the amount of xx.
As per the BPO (xx) dated xx/xx/2024, the subject property is owner occupied.
The reason for the default is unable to be determined.
No comment pertaining to the damage to the subject property has been observed.

BWR employment details not available.
Foreclosure Comments:As per the seller’s tape, the sale was scheduled for xx/xx/2025. The BK is active. Further details are not provided.
Bankruptcy Comments:The borrower, "xx" filed for bankruptcy under Chapter 13 with case #xx on xx/xx/2019. The POC was filed on xx/xx/2019 by the creditor xx and the arrearage amount is xx. The chapter 13 plan was filed on xx/xx/2019. The plan was confirmed on xx/xx/2020. The plan was modified on xx/xx/2021, and the modified plan was confirmed on xx/xx/2021. The debtor has promised to pay the trustee in the amount of xx for 60 months. The schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The MFR was filed on xx/xx/2024, and the order on the MFR was filed on xx/xx/2025. The BK is active.

The modification agreement was made on xx/xx/2022 between the borrowers, "xx" and the lender, xx, the new principal balance is xx. The borrower agreed to pay the P&I of xx and an interest rate of 5.000% beginning on xx/xx/2022 until the maturity date of xx/xx/2062.

Affiliated Business Disclosure
Credit Application
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Current Legal Status Loan Value: Bankruptcy-Delinquent Tape Value: Bankruptcy |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2062 Tape Value: xx/xx/2048 Variance: 5296 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Application Missing (Lvl 3) "Final application is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD is missing from the loan documents."
* Missing Initial LE (Lvl 3) "Initial loan estimate is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "A review of the loan documents shows that 1008, AUS and loan approval documents are missing, and as a result, ATR could not be determined. Further details were not provided. Lender defect. The subject loan originated on xx/xx/2018, and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. XXXX and other site do not show estimated value and current UPB is xxK."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS/DU report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certification document is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Written list of service provider, home loan toolkit and loan approval documents are missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CP3I6FGVLG6	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.875%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	xx	49.067%	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of xx in favor of xx.Com, LLC.
There is one junior subordinate mortgage against the subject property in the favor of xx, in the amount of xx, which was originated on xx/xx/2023 and recorded on xx/xx/2023 with the instrument # xx
No active liens and judgments have been found.
Annual county taxes for the year of 2024 have been paid in the amount of xx on xx/xx/2024.
No prior year delinquent taxes have been found.	The entire PH is missing. As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. Unable to determine the current P&I and interest rate as per the tape data is 7.875%. The UPB reflects as per the tape data is xx.	Collections Comments:The current status of the loan is performing.
As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine  the current P&I  and interest rate as per tape data is 7.875%.  The UPB reflects as per tape data  is xx.
The reason for default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
BWR1 has 10 months on the job as xx at xx. BWR has switched jobs multiple times within 2 years.
BWR2 has 1.66 years on the job as xx with xx. BWR2 has switched multiple jobs within 1 year.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower #1 middle name is XXXX. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: -335 (Days)   Variance %:    Comment: Interest paid through date is xx/xx/2024.   Tape Source: Initial   Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is in forbearance indicator is not applicable.   Tape Source: Initial   Tape Type:
Field: MIM Multiple Indebtedness Mortgage Flag   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: MIM multiple indebtedness mortgage flag is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: -3 (Days)   Variance %:    Comment: Original appraisal date is xx/xx/2023.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: MMMMMMMMMMMM Tape Value: 000000000000 Variance: Variance %: Comment: Payment history string is MMMMMMMMMMMM. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49.06%. The tape shows stability of BWR income was not established, and IRS debt with a monthly payment of xx was not included in the DTI calculation, and the revised DTI is 89%. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR1 has 10 months on the job as xx at xx. and BWR2 has 1.66 years on the job as xx with xx. FICO 731, xxK equity in the subject, and xx residual income."		* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
X09SSTFLY2E	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	No	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	41.727%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2024	xx	Not Applicable	2.990%	xx	xx/xx/2024	XXXX	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with the lender xx.
No active liens or judgments have been found against the borrower or subject property.
The first and second installments of combined taxes for 2024 were paid in the amount of xx.
The water/sewer charges for 2025 are delinquent in the amount of xx on xx/xx/2025.
According to the tape as of xx/xx/2024, the borrower has been currently delinquent for 1 month, and the next due date is xx/xx/2024. The last payment received date is not available. The current unpaid principal balance as per tape data is xx. The current P&I is xx and the interest is 2.990%.	Collections Comments:The loan is currently in collection.
According to the tape as of xx/xx/2024, the borrower has been currently delinquent for 1 month, and the next due date is xx/xx/2024. The current unpaid principal balance as per tape data is xx.
The loan has been modified.
The reason for the default is unable to be determined.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the seller’s tape, the subject property is owner occupied.
As per the seller’s tape, the forbearance plan was approved from xx/xx/2025 to xx/xx/2025.
No comment pertaining to the damage to the subject property has been observed.
The Covid-19 attestation is located at "xx"
BWR has 7.16 years on the job as xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made on xx/xx/2024 between the borrower, "xx" and the lender, xx, the new principal balance is xx. The borrower agreed to pay the P&I of xx and an interest rate of 2.990% beginning on xx/xx/2024 until the maturity date of xx/xx/2064.

Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: -31 (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Forbearance End Date   Loan Value: Unavailable   Tape Value: xx/xx/2025   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Forbearance Start Date   Loan Value: Unavailable   Tape Value: xx/xx/2025   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Unavailable   Tape Value: Yes   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Late Charge Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: MIM Multiple Indebtedness Mortgage Flag   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: MMMMMMMMMMMMMMMMMMMMMMMM   Tape Value: 322222222277   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2064 Tape Value: xx/xx/2051 Variance: 4535 (Days) Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 41.72%. Tape shows prior housing history was not verified and undisclosed debt with a monthly payment of xx was not included in the DTI calculation and the revised DTI is 49.45%. LPA has been invalidated. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 7.16 years on the job as xx at xx, FICO 706, xxK equity in the subject and xx residual income."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan failed the GSE (xx) QM Points and Fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx.

Loan failed the Qualified Mortgage Lending Policy Points and Fees test due to fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XEYKXKECV20	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2023	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	84	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	7.000%	xx	xx/xx/2022	XXXX	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2003 and was recorded on xx/xx/2003 in the amount of xx in favor of xx
There is an active junior mortgage against the subject property in favor of xx in the amount of xx, which originated on xx/xx/2007 and was recorded on xx/xx/2007 with the instrument | Book/Page# xx .
There is an IRS lien found against the borrower in favor of the xx in the amount of xx, which was recorded on xx/xx/2011.
There are 05 civil judgments found against the borrower in the total amount of xx filed by different plaintiffs and recorded on different dates.
The 2024 county annual taxes are due in the amount of xx on xx/xx/2025.
The 2023 county annual taxes were paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is currently 14 months delinquent with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of xx, which was applied for the due date of xx/xx/2023. The current monthly P&I is xx with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.
Collections Comments:The current status of the loan is foreclosure.
According to the payment history as of xx/xx/2025, the borrower is currently 14 months delinquent with the loan, and the next due date is xx/xx/2023. The current monthly P&I is xx with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.
The reason for the default is not available.
The foreclosure was initiated in 2012 with the loan. As per the document notice of lis pendens located at xx, the foreclosure complaint was filed on xx/xx/2013 in favor of xx. with case #xx, which was recorded on xx/xx/2012. As per the document located at "xx", the foreclosure case has been cancelled. Again, the notice of lis pendens document located at "xx", which was recorded on xx/xx/2016. As per the voluntary dismissal discharge of the lis pendens located at xx, the foreclosure case has been cancelled. As per the document notice of lis pendens located at xx, the foreclosure complaint was filed on xx/xx/2024 xx, which was recorded on xx/xx/2024.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No evidence has been found regarding litigation and contested matters.
No information has been found related to damage or repairs.
As per the tape data, the subject property has been occupied by the owner.
Foreclosure Comments:The foreclosure was initiated in 2012 with the loan. As per document notice of lis pendens located at "xx", the notice of lis pendens document located at "xx", the estimated FC sale date will be xx/xx/2025. Further details are not provided.
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower and lender with an effective date of xx/xx/2022 shows the new modified unpaid principal balance xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 7.000% starting on xx/xx/2022 and continuing until the new maturity date of xx/xx/2052. There is no deferred balance and principal forgiven amount.	Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Missing or error on the Rate Lock Origination Appraisal Right of Rescission	Field: Current Bankruptcy Chapter Loan Value: Not Applicable Tape Value: Chapter 13 |---| |----| Comment: Current bankruptcy chapter is N/A. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2003   Tape Value: xx/xx/2022   Variance: -6940 (Days)   Variance %:    Comment: First payment date is xx/xx/2003.   Tape Source: Initial   Tape Type:
Field: Foreclosure Sale Date   Loan Value: Not Applicable   Tape Value: xx/xx/2025   Variance:    Variance %:    Comment: Foreclosure sale date is N/A.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: $-1036.82   Variance %: -39.21377%   Comment: Original stated P&I is xx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 4.62500%   Tape Value: 7.00000%   Variance: -2.37500%   Variance %: -2.37500%   Comment: Original stated rate is 4.62500%.   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: 84 (Days)   Variance %:    Comment: Referral date is xx/xx/2024.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type is PUD. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB xxK."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5C9EP2Z28AA	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	Unavailable	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	xx/xx/2011	xx/xx/2011	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2017	xx	Not Applicable	4.750%	xx	xx/xx/2017	XXXX	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2011 and was recorded on xx/xx/2011 in the amount of xx in favor of xx
There are 05 civil judgments found against the borrower in favor of xx in the total amount of xx, which were recorded on different dates.
The 1st, 2nd, and 3rd installments of borough taxes for 2025 were paid in the total amount of xx on xx/xx/2024, xx/xx/2024, and xx/xx/2024.
The 4th installment of borough taxes for 2025 is due in the total amount of xx on xx/xx/2025.
The annual utilities charges for 2025 have been delinquent in the amount of xx, which were due on xx/xx/2025 and good through xx/xx/2025.	As per the review of the seller’s tape data as of xx/xx/2025, the borrower has been delinquent for 24 months, and the next due date is xx/xx/2023. Details of the last payment received are not available. As per the tape, the current P&I is xx, and the interest rate is 4.75%. The UPB is xx.	Collections Comments:The current status of the loan is foreclosure.
As per the review of the seller’s tape data as of xx/xx/2025, the borrower has been delinquent for 24 months, and the next due date is xx/xx/2023. The UPB is xx.
Unable to determine the RFD.
As per the tape, the loan is currently in foreclosure. Further details were not provided.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
Foreclosure first legal action was completed pm xx/xx/2023. No further details found in the comments.
Foreclosure Comments:As per the tape, the loan is currently in foreclosure. Further details were not provided.
Foreclosure first legal action was completed pm xx/xx/2023. No further details found in the comments.
Bankruptcy Comments:Not Applicable	This modification agreement xx. A. with an effective date of xx/xx/2017 shows the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 4.75% starting on xx/xx/2017 and continuing until the new maturity date of xx/xx/2057. There is no deferred balance and principal forgiven amount.	Credit Application Credit Report Final Truth in Lending Discl. Good Faith Estimate HUD-1 Closing Statement Missing or error on the Rate Lock Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is not Applicable Tape Source: Initial Tape Type:
Field: Original Stated P&I Loan Value: xx Tape Value: xx Variance: xx Variance %: 18.62719% Comment: original stated P&I xx Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with the preliminary HUD-1 and itemization, is missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan documents."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable